UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Item 1.	Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.0%
Brazil - 6.8%
All America Latina Logistica S.A.	158,528	$1,247
B2W Companhia Global Do Varejo	19,913	332
Banco Bradesco S.A. ADR	19,742	313
Banco do Brasil S.A.	223,444	3,042
Banco Santander Brasil S.A.	99,936	1,026
Banco Santander Brasil S.A. ADR	119,510	1,235
BM&FBOVESPA S.A.	759,761	4,883
BR Malls Participacoes S.A.	59,655	777
Brasil Telecom S.A. ADR*	870	17
BRF - Brasil Foods S.A.	256,020	3,362
Brookfield, Incorporacoes S.A.	85,265	368
Centrais Eletricas Brasileiras S.A.	88,651	1,172
Cia de Concessoes Rodoviarias	60,425	1,251
Cia de Saneamento Basico do Estado de Sao Paulo	44,657	928
Cia Siderurgica Nacional S.A.	295,590	4,307
Cielo S.A.	240,272	2,023
Cosan S.A. Industria e Comercio*	48,147	602
CPFL Energia S.A.	37,619	821
Cyrela Brazil Realty S.A.	115,772	1,251
Duratex S.A.	98,689	897
EDP - Energias do Brasil S.A.	22,070	438
Empresa Brasileira de Aeronautica S.A.	217,362	1,118
Fibria Celulose S.A.*	63,817	942
Gafisa S.A.	147,646	883
Hypermarcas S.A.*	104,358	1,340
Investimentos Itau S.A.	6,270	37
JBS S.A.	200,836	850
LLX Logistica S.A.*	108,441	442
Localiza Rent A Car S.A.	43,376	503
Lojas Renner S.A.	47,639	1,293
Marfrig Alimentos S.A.	52,892	495
MMX Mineracao e Metalicos S.A.*	64,803	378
MRV Engenharia e Participacoes S.A.	113,093	796
Multiplan Empreendimentos Imobiliarios S.A.	26,020	476
Natura Cosmeticos S.A.	67,314	1,492
OGX Petroleo e Gas Participacoes S.A.*	505,923	4,686
PDG Realty S.A. Empreendimentos e Participacoes	209,862	1,772
Petroleo Brasileiro S.A. - Petrobras	893,393	15,344
Petroleo Brasileiro S.A. ADR	18,373	548
Porto Seguro S.A.	44,908	464
Redecard S.A.	131,624	1,859
Rossi Residencial S.A.	67,036	483
Souza Cruz S.A.	29,948	1,128
Sul America S.A.	14,865	362
Tele Norte Leste Participacoes S.A.	20,399	426
Tractebel Energia S.A.	51,238	602
Usinas Siderurgicas de Minas Gerais S.A.	34,683	911
Vale S.A.	492,762	11,916
Vale S.A. ADR	17,008	414
Vivo Participacoes S.A. ADR	1,900	49

		82,301

Chile - 1.5%
AES Gener S.A.	946,308	415
Banco de Credito e Inversiones	12,004	492
Banco Santander Chile	18,406,278	1,202
CAP S.A.	29,241	904
Centros Comerciales Sudamericanos S.A.	341,574	1,541
Colbun S.A.	2,740,313	706
Compania Cervecerias Unidas S.A.	43,438	378
Empresa Nacional de Electricidad S.A. ADR	3,800	175
Empresa Nacional de Electricidad S.A.	1,169,928	1,804
Empresas CMPC S.A.	43,046	1,884
Empresas COPEC S.A.	178,121	2,792
Enersis S.A.	4,659,482	1,848
Enersis S.A. ADR	9,024	180
ENTEL Chile S.A.	41,441	557
Lan Airlines S.A.	44,596	834
Lan Airlines S.A. ADR	8,335	154
SACI Falabella	112,315	727
Sociedad Quimica y Minera de Chile S.A. ADR	3,193	104
Sociedad Quimica y Minera de Chile S.A., Class B	32,096	1,051
Vina Concha y Toro S.A.	189,646	392

		18,140

China - 18.2%
Agile Property Holdings Ltd.	562,000	574
Air China Ltd., Class H*	866,705	853
Alibaba.com Ltd.	492,632	972
Aluminum Corp. of China Ltd., Class H*	1,543,435	1,173
Angang Steel Co. Ltd., Class H	424,798	505
Anhui Conch Cement Co. Ltd., Class H	320,050	927
Anta Sports Products Ltd.	341,432	615
Bank of China Ltd., Class H	22,306,628	11,254

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.0% continued
China - 18.2% continued
Bank of Communications Co. Ltd., Class H	2,257,010	$2,380
BBMG Corp., Class H	340,341	352
Beijing Capital International Airport Co. Ltd., Class H	736,000	432
Beijing Enterprises Holdings Ltd.	200,771	1,304
Belle International Holdings Ltd.	1,651,000	2,341
Byd Co. Ltd., Class H	201,699	1,487
Chaoda Modern Agriculture Holdings Ltd.	980,110	958
China Agri-Industries Holdings Ltd.	600,917	687
China BlueChemical Ltd., Class H	658,851	366
China Citic Bank, Class H	2,426,572	1,530
China Coal Energy Co., Class H	1,367,232	1,715
China Communications Construction Co. Ltd., Class H	1,646,287	1,502
China Communications Services Corp. Ltd., Class H	697,035	338
China Construction Bank Corp., Class H	17,583,832	14,151
China COSCO Holdings Co. Ltd., Class H*	1,009,721	1,028
China Dongxiang Group Co.	1,109,752	738
China Everbright Ltd.	311,110	707
China High Speed Transmission Equipment Group Co. Ltd.	365,690	767
China International Marine Containers Co. Ltd., Class B	277,300	348
China Life Insurance Co. Ltd., Class H	2,911,544	12,791
China Longyuan Power Group Corp., Class H*	743,473	683
China Mengniu Dairy Co. Ltd.	442,000	1,433
China Merchants Bank Co. Ltd., Class H	1,529,857	3,655
China Merchants Holdings International Co. Ltd.	429,249	1,427
China Minsheng Banking Corp. Ltd., Class H	1,477,026	1,285
China Mobile Ltd.	2,354,712	23,469
China National Building Material Co. Ltd., Class H	468,000	743
China Oilfield Services Ltd., Class H	599,558	701
China Overseas Land & Investment Ltd.	1,598,475	2,978
China Pacific Insurance Group Co. Ltd.	316,984	1,250
China Petroleum & Chemical Corp., Class H	6,237,835	5,035
China Railway Construction Corp. Ltd., Class H*	728,000	912
China Railway Group Ltd., Class H*	1,564,827	1,003
China Resources Enterprise Ltd.	469,628	1,732
China Resources Land Ltd.	787,756	1,479
China Resources Power Holdings Co. Ltd.	642,200	1,455
China Shenhua Energy Co. Ltd., Class H	1,330,136	4,824
China Shineway Pharmaceutical Group Ltd.	145,672	443
China Shipping Container Lines Co. Ltd., Class H*	1,320,695	468
China Shipping Development Co. Ltd., Class H	506,095	637
China South Locomotive and Rolling Stock Corp., Class H	755,669	516
China Taiping Insurance Holdings Co. Ltd.*	298,860	966
China Telecom Corp. Ltd., Class H	5,430,339	2,593
China Travel International Investment Hong Kong*	1,090,749	231
China Unicom Hong Kong Ltd.	2,306,494	3,084
China Vanke Co. Ltd., Class B	489,772	511
China Yurun Food Group Ltd.	517,148	1,619
China Zhongwang Holdings Ltd.	631,200	398
Citic Pacific Ltd.	427,363	792
CNOOC Ltd.	6,992,433	11,920
Cosco Pacific Ltd.	638,000	753
Country Garden Holdings Co.	1,609,439	426
Datang International Power Generation Co. Ltd., Class H	1,219,875	493
Denway Motors Ltd.	1,914,069	898
Dongfang Electric Corp. Ltd., Class H	134,200	415
Dongfeng Motor Group Co. Ltd., Class H	1,061,169	1,207
Fosun International	628,160	440
Franshion Properties China Ltd.	1,435,791	394
Fushan International Energy Group Ltd.	1,157,933	651
Geely Automobile Holdings Ltd.	1,418,423	429
Golden Eagle Retail Group Ltd.	265,675	555
GOME Electrical Appliances Holdings Ltd.*	4,123,874	1,246
Greentown China Holdings Ltd.	259,151	275
Guangdong Investment Ltd.	974,514	458
Guangzhou R&F Properties Co. Ltd., Class H	380,814	482
Hengan International Group Co. Ltd.	286,398	2,311
Hidili Industry International Development Ltd.*	399,465	295
Hopson Development Holdings Ltd.	284,163	350
Huabao International Holdings Ltd.	612,000	782
Huaneng Power International, Inc., Class H	1,190,501	704
Industrial & Commercial Bank of China, Class H	21,122,565	15,338

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.0% continued
China - 18.2% continued
Inner Mongolia Yitai Coal Co., Class B	233,988	$1,117
Jiangsu Express Co. Ltd., Class H	454,000	411
Jiangxi Cooper Co. Ltd., Class H	541,000	1,008
Kingboard Chemical Holdings Ltd.	231,757	992
Kunlun Energy Co. Ltd.	963,230	1,215
Lee & Man Paper Manufacturing Ltd.	624,248	459
Lenovo Group Ltd.	1,908,000	1,024
Li Ning Co. Ltd.	266,552	872
Longfor Properties Co. Ltd.	403,731	404
Maanshan Iron & Steel, Class H	685,290	299
Metallurgical Corp. of China Ltd., Class H*	956,284	410
Nine Dragons Paper Holdings Ltd.	629,923	851
Parkson Retail Group Ltd.	494,500	835
PetroChina Co. Ltd., Class H	8,257,438	9,115
PICC Property & Casualty Co. Ltd., Class H*	946,849	897
Ping An Insurance Group Co. of China Ltd., Class H	702,953	5,667
Poly Hong Kong Investment Ltd.	525,842	516
Renhe Commercial Holdings Co. Ltd.	3,002,539	622
Semiconductor Manufacturing International Corp.*	6,573,877	524
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	141,029	614
Shanghai Electric Group Co. Ltd., Class H*	1,110,000	494
Shanghai Industrial Holdings Ltd.	211,043	836
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	176,200	230
Shimao Property Holdings Ltd.	623,403	967
Shui On Land Ltd.	1,080,897	465
Sinofert Holdings Ltd.*	824,000	323
Sino-Ocean Land Holdings Ltd.	1,212,801	872
Sinopec Shanghai Petrochemical Co. Ltd., Class H	906,670	344
Sinopharm Group Co.	228,938	835
Sinotruk Hong Kong Ltd.	270,930	215
Skyworth Digital Holdings Ltd.	587,659	387
Soho China Ltd.	803,778	465
Tencent Holdings Ltd.	392,114	6,466
Tingyi Cayman Islands Holding Corp.	656,435	1,595
Tsingtao Brewery Co. Ltd., Class H	115,767	541
Want Want China Holdings Ltd.	2,326,870	1,960
Weichai Power Co. Ltd., Class H	79,064	508
Wumart Stores, Inc., Class H	200,470	359
Xinao Gas Holdings Ltd.	287,279	625
Yantai Changyu Pioneer Wine Co., Class B*	66,528	625
Yanzhou Coal Mining Co. Ltd., Class H	767,138	1,476
Zhejiang Expressway Co. Ltd., Class H	557,294	515
Zijin Mining Group Co. Ltd., Class H	1,560,775	1,163
ZTE Corp., Class H	195,082	592

		220,649

Colombia - 0.7%
Almacenes Exito S.A.	58,744	557
BanColombia S.A.	89,586	1,120
BanColombia S.A. ADR	8,252	414
Cementos Argos S.A.	113,307	680
Ecopetrol S.A.	1,585,334	2,299
Grupo de Inversiones Suramericana S.A.	82,399	1,299
Interconexion Electrica S.A.	152,825	1,030
Inversiones Argos S.A.	113,102	1,155

		8,554

Czech Republic - 0.4%
Central European Media Enterprises Ltd., Class A*	11,960	247
CEZ A.S.	62,422	2,563
Komercni Banka A.S.	5,885	951
Telefonica O2 Czech Republic A.S.	44,125	858

		4,619

Egypt - 0.5%
Commercial International Bank	97,274	1,145
Egyptian Co. for Mobile Services	11,668	340
Egyptian Financial Group-Hermes Holding S.A.E	97,437	501
Egyptian Kuwait Holding Co.	246,297	374
ElSwedy Cables Holding Co.*	13,087	154
Ezz Steel*	83,590	257
Orascom Construction Industries	36,462	1,457
Orascom Telecom Holding S.A.E	1,026,400	884
Talaat Moustafa Group*	357,500	458
Telecom Egypt	133,193	364

		5,934

Hungary - 0.4%
Magyar Telekom Telecommunications PLC	182,549	498
MOL Hungarian Oil and Gas Nyrt*	16,398	1,353
OTP Bank PLC*	93,092	1,874

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.0% continued
Hungary - 0.4% continued
Richter Gedeon Nyrt.	5,465	$966

		4,691

India - 8.0%
ABB Ltd.	19,958	369
ACC Ltd.	20,775	390
Adani Enterprises Ltd.	39,031	449
Aditya Birla Nuvo Ltd.*	14,544	235
Ambuja Cements Ltd.	238,406	583
Axis Bank Ltd.	79,106	2,095
Bajaj Auto Ltd.*	16,992	902
Bharat Heavy Electricals Ltd.	45,995	2,422
Bharat Petroleum Corp. Ltd.	33,959	483
Cairn India Ltd.*	148,721	962
Cipla Ltd.	128,775	934
DLF Ltd.	159,403	978
Dr. Reddy’s Laboratories Ltd.	27,285	845
Dr. Reddy’s Laboratories Ltd. ADR	12,305	380
GAIL India Ltd.	149,056	1,495
GMR Infrastructure Ltd.*	366,172	463
HCL Technologies Ltd.	63,339	491
HDFC Bank Ltd.	87,952	3,618
HDFC Bank Ltd. ADR	6,300	901
Hero Honda Motors Ltd.	31,255	1,370
Hindalco Industries Ltd.	434,441	1,335
Hindustan Unilever Ltd.	341,474	1,964
Housing Development & Infrastructure Ltd.*	48,308	256
Housing Development Finance Corp.	82,905	5,206
ICICI Bank Ltd.	259,663	4,760
ICICI Bank Ltd. ADR	22,771	823
Indiabulls Real Estate Ltd.*	125,598	419
Infosys Technologies Ltd.	152,265	9,097
Infosys Technologies Ltd. ADR	27,237	1,632
Infrastructure Development Finance Co. Ltd.	304,151	1,155
ITC Ltd.	431,427	2,816
Jaiprakash Associates Ltd.	374,145	1,020
Jindal Steel & Power Ltd.	145,821	1,941
JSW Steel Ltd.	32,953	744
Kotak Mahindra Bank Ltd.	50,290	825
Larsen & Toubro Ltd.	80,069	3,104
Mahindra & Mahindra Ltd.	101,847	1,363
Maruti Suzuki India Ltd.	27,142	824
NTPC Ltd.	355,596	1,520
Oil & Natural Gas Corp. Ltd.	75,443	2,131
Piramal Healthcare Ltd.	36,790	378
Ranbaxy Laboratories Ltd.*	41,000	403
Reliance Capital Ltd.*	38,196	621
Reliance Communications Ltd.	202,006	855
Reliance Industries Ltd.	396,995	9,247
Reliance Industries Ltd., GDR (London Exchange) (1) (2)	57,426	2,639
Reliance Infrastructure Ltd.	39,697	1,015
Reliance Natural Resources Ltd.*	251,160	352
Rural Electrification Corp. Ltd.	92,602	603
Satyam Computer Services Ltd.*	229,922	447
Sesa Goa Ltd.	128,783	956
Siemens India Ltd.	31,361	493
State Bank of India Ltd.	24,815	1,222
Steel Authority of India Ltd.	177,868	731
Sterlite Industries India Ltd.	526,432	1,898
Sun Pharmaceutical Industries Ltd.	24,174	924
Suzlon Energy Ltd.*	241,561	297
Tata Consultancy Services Ltd.	183,776	2,946
Tata Motors Ltd.	84,146	1,399
Tata Power Co. Ltd.	38,106	1,063
Tata Steel Ltd.	111,401	1,153
Unitech Ltd.	465,625	733
United Phosphorus Ltd.	83,467	328
United Spirits Ltd.	31,906	893
Wipro Ltd.	168,856	1,386
Wipro Ltd. ADR	22,617	271
Zee Entertainment Enterprises Ltd.	84,710	550

		97,103

Indonesia - 2.3%
Adaro Energy Tbk PT	3,750,720	814
Aneka Tambang Tbk PT	1,315,500	277
Astra Agro Lestari Tbk PT	156,037	329
Astra International Tbk PT	792,076	4,169
Bank Central Asia Tbk PT	4,828,692	3,121
Bank Danamon Indonesia Tbk PT	1,135,096	667
Bank Mandiri Tbk PT	2,843,597	1,851
Bank Negara Indonesia Persero Tbk PT	1,489,582	381
Bank Rakyat Indonesia	2,154,329	2,176
Bumi Resources Tbk PT	6,830,712	1,395
Gudang Garam Tbk PT	225,915	842
Indo Tambangraya Megah PT	131,278	534
Indocement Tunggal Prakarsa Tbk PT	576,303	992

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.0% continued
Indonesia - 2.3% continued
Indofood Sukses Makmur Tbk PT	1,716,871	$775
Indosat Tbk PT	530,847	286
International Nickel Indonesia Tbk PT	970,623	395
Perusahaan Gas Negara PT	4,273,612	1,807
Semen Gresik Persero Tbk PT	1,160,255	1,109
Tambang Batubara Bukit Asam Tbk PT	312,500	590
Telekomunikasi Indonesia Tbk PT	3,948,673	3,328
Unilever Indonesia Tbk PT	595,028	1,106
United Tractors Tbk PT	587,726	1,200

		28,144

Malaysia - 2.8%
AirAsia Bhd.*	477,000	183
Alliance Financial Group Bhd.	359,600	326
AMMB Holdings Bhd.	705,237	1,082
Axiata Group Bhd.*	989,925	1,190
Berjaya Corp. Bhd - Fractional Shares	62,254	—
Berjaya Corp. Bhd.	622,542	242
Berjaya Sports Toto Bhd.	261,557	344
British American Tobacco Malaysia Bhd.	50,100	677
Bursa Malaysia Bhd.	123,300	267
CIMB Group Holdings Bhd.	1,539,400	3,316
DiGi.Com Bhd.	136,500	966
Gamuda Bhd.	630,200	618
Genting Bhd.	868,700	1,902
Genting Malaysia Bhd.	1,152,200	968
Genting Plantations Bhd.	90,700	186
Hong Leong Bank Bhd.	184,100	487
Hong Leong Financial Group Bhd.	81,500	211
IJM Corp. Bhd.	413,620	626
IOI Corp. Bhd.	1,304,140	2,010
Kuala Lumpur Kepong Bhd.	187,650	948
Lafarge Malayan Cement Bhd.	132,600	277
Malayan Banking Bhd.	1,244,806	2,890
Malaysian Airline System Bhd.*	336,500	214
Maxis Bhd.	731,051	1,190
MISC Bhd.	436,660	1,154
MMC Corp. Bhd.	292,475	214
Parkson Holdings Bhd.	182,164	305
Petronas Dagangan Bhd.	96,400	279
Petronas Gas Bhd.	193,900	591
PLUS Expressways Bhd.	583,300	612
PPB Group Bhd.	162,300	798
Public Bank Bhd.	9,913	36
Public Bank Bhd. (Registered)	403,500	1,484
RHB Capital Bhd.	170,000	307
Sime Darby Bhd.	1,057,715	2,605
SP Setia Bhd.	237,000	305
Tanjong PLC	86,600	465
Telekom Malaysia Bhd.	415,600	427
Tenaga Nasional Bhd.	763,900	1,979
UMW Holdings Bhd.	219,500	429
YTL Corp. Bhd.	252,450	575
YTL Power International Bhd.	794,299	541

		34,226

Mexico - 4.2%
Alfa S.A.B. de C.V., Class A	119,618	897
America Movil S.A.B. de C.V., Series L	7,409,783	17,639
Cemex S.A.B. de C.V., Series CPO*	3,624,214	3,533
Coca-Cola Femsa S.A.B. de C.V., Series L	106,645	669
Desarrolladora Homex S.A.B. de C.V.*	85,168	361
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	845,567	3,654
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	186,652	544
Grupo Bimbo S.A.B. de C.V., Series A	138,157	993
Grupo Carso S.A.B. de C.V., Series A1	228,006	725
Grupo Elektra S.A. de C.V.	28,666	1,148
Grupo Financiero Banorte S.A.B. de C.V., Class O	552,755	2,143
Grupo Financiero Inbursa S.A., Class O	326,292	1,072
Grupo Mexico S.A.B. de C.V., Series B	1,492,953	3,544
Grupo Modelo S.A.B. de C.V., Series C	247,205	1,223
Grupo Televisa S.A., Series CPO	914,835	3,197
Industrias Penoles S.A.B. de C.V.	39,184	766
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	208,009	1,202
Mexichem S.A.B. de C.V.	317,273	822
Telefonos de Mexico S.A.B. de C.V., Series L	2,082,310	1,480
Urbi Desarrollos Urbanos S.A.B. de C.V.*	190,734	354
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,294,388	5,082

		51,048

Morocco - 0.2%
Attijariwafa Bank	11,064	375
Douja Promotion Groupe Addoha S.A.	38,698	517
Maroc Telecom	68,726	1,122
ONA S.A.	1,704	300

		2,314

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.0% continued
Peru - 0.6%
Cia de Minas Buenaventura S.A. ADR	74,706	$2,872
Credicorp Ltd.	26,552	2,413
Southern Copper Corp.	83,246	2,209

		7,494

Philippines - 0.4%
Ayala Corp.	67,316	470
Ayala Land, Inc.	2,028,080	573
Banco de Oro Unibank, Inc.	271,200	277
Bank of the Philippine Islands	507,108	493
Energy Development Corp.	2,920,250	280
Globe Telecom, Inc.	12,740	244
Jollibee Foods Corp.	158,683	239
Manila Electric Co.	176,750	700
Metropolitan Bank & Trust	212,600	283
Philippine Long Distance Telephone Co.	18,200	934
SM Investments Corp.	71,087	638
SM Prime Holdings, Inc.	1,825,251	425

		5,556

Poland - 1.2%
Asseco Poland S.A	25,417	402
Bank Handlowy w Warszawie S.A.	12,777	276
Bank Millennium S.A.*	168,552	210
Bank Pekao S.A.	46,173	2,104
Bank Zachodni WBK S.A.	8,577	486
BRE Bank S.A.*	5,775	383
Cyfrowy Polsat S.A.*	31,009	129
Getin Holding S.A.*	125,272	347
Globe Trade Centre S.A.*	51,422	350
Grupa Lotos S.A.*	25,399	214
ING Bank Slaski S.A.*	1,275	281
Kernel Holding S.A.*	14,285	253
KGHM Polska Miedz S.A.	54,801	1,415
PBG S.A.	3,913	240
Polska Grupa Energetyczna S.A.*	101,885	627
Polski Koncern Naftowy Orlen S.A.*	125,467	1,301
Polskie Gornictwo Naftowe I Gazownictwo S.A.	693,890	670
Powszechna Kasa Oszczednosci Bank Polski S.A.	244,477	2,605
Powszechny Zaklad Ubezpieczen S.A.*	15,208	1,569
Telekomunikacja Polska S.A.	261,053	1,096
TVN S.A.	58,938	275

		15,233

Russia - 5.9%
Comstar United Telesystems OJSC GDR (Registered)*	65,210	393
Federal Grid Co. Unified Energy System JSC*	120,726,420	1,292
Gazprom OAO	577,754	2,744
Gazprom OAO ADR (London Exchange)	889,947	16,738
Gazprom OAO ADR (OTC Exchange)	7,800	147
Inter Rao Ues OAO*	306,286,418	449
LUKOIL OAO	27,510	1,455
LUKOIL OAO ADR (London Exchange)	140,544	7,229
LUKOIL OAO ADR (OTC Exchange)	14,973	771
Magnit OJSC GDR (Registered)*	87,057	1,490
Mechel ADR	57,056	1,035
MMC Norilsk Nickel	9,121	1,357
MMC Norilsk Nickel ADR (London Exchange)	85,912	1,229
MMC Norilsk Nickel ADR (OTC Exchange)	119,421	1,726
Mobile Telesystems OJSC ADR*	195,030	3,737
NovaTek OAO GDR (Registered)	35,647	2,529
Novolipetsk Steel OJSC GDR (Registered)	35,196	901
OGK-4 OJSC*	6,223,820	433
Polymetal*	26,508	351
Polymetal GDR (Registered)*	12,547	155
Polyus Gold Co.	10,152	528
Polyus Gold Co. ADR (London Exchange)	13,591	368
Polyus Gold Co. ADR (OTC Exchange)	7,201	198
Raspadskaya*	62,836	253
Rosneft Oil Co.	231,822	1,431
Rosneft Oil Co. GDR (Registered)*	391,021	2,380
RusHydro*	21,224,547	1,008
RusHydro ADR*	220,102	1,053
Sberbank*	56,000	137
Sberbank of Russian Federation	3,321,131	7,966
Severstal OAO*	6,231	64
Severstal OAO GDR (Registered)*	72,526	697
Sistema JSFC GDR (Registered)	37,747	856
Surgutneftegaz	784,364	706
Surgutneftegaz ADR	146,562	623
Surgutneftegaz ADR (London Exchange)	73,957	643
Surgutneftegaz ADR (OTC Exchange)	127,109	1,112
Tatneft	136,880	613
Tatneft ADR*	1,663	46
Tatneft ADR (London Exchange)	67,993	1,901
TMK OAO GDR (Registered)*	21,336	311

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.0% continued
Russia - 5.9% continued
Uralkali	139,573	$502
Uralkali GDR (Registered)	30,283	534
VTB Bank OJSC*	282,341,975	720
VTB Bank OJSC GDR (1) (2)	11,036	53
VTB Bank OJSC GDR (Registered)	154,552	731
Wimm-Bill-Dann Foods OJSC ADR	24,179	430

		72,025

South Africa - 6.9%
ABSA Group Ltd.	126,238	1,985
African Bank Investments Ltd.	282,463	1,106
African Rainbow Minerals Ltd.	41,549	868
Anglo Platinum Ltd.*	25,718	2,420
AngloGold Ashanti Ltd.	141,730	6,125
ArcelorMittal South Africa Ltd.*	69,883	687
Aspen Pharmacare Holdings Ltd.*	100,950	995
Aveng Ltd.	147,144	656
Bidvest Group Ltd.	115,689	1,829
Discovery Holdings Ltd.	104,240	475
Exxaro Resources Ltd.	48,912	698
FirstRand Ltd.	1,102,557	2,571
Foschini Ltd.	79,792	671
Gold Fields Ltd.	275,933	3,715
Growthpoint Properties Ltd.	604,306	1,213
Harmony Gold Mining Co. Ltd.	150,005	1,588
Impala Platinum Holdings Ltd.	197,660	4,581
Imperial Holdings Ltd.	66,562	731
Investec Ltd.	89,487	623
Kumba Iron Ore Ltd.	31,490	1,299
Liberty Holdings Ltd.	39,184	372
Massmart Holdings Ltd.	74,786	1,145
MTN Group Ltd.	648,033	8,494
Murray & Roberts Holdings Ltd.	123,360	621
Naspers Ltd., Class N	150,477	5,057
Nedbank Group Ltd.	68,169	1,060
Netcare Ltd.*	417,778	700
Northam Platinum Ltd.	42,288	248
Pick’n Pay Stores Ltd.	84,442	476
Pretoria Portland Cement Co. Ltd.	206,132	853
Redefine Properties Ltd.	985,281	917
Remgro Ltd.	169,305	2,078
Reunert Ltd.	69,459	515
RMB Holdings Ltd.	283,915	1,147
Sanlam Ltd.	760,491	2,255
Sappi Ltd.*	210,055	805
Sasol Ltd.	224,832	7,980
Shoprite Holdings Ltd.	159,284	1,710
Standard Bank Group Ltd.	457,110	6,046
Steinhoff International Holdings Ltd.*	461,739	1,063
Telkom S.A. Ltd.	100,756	494
Tiger Brands Ltd.	63,062	1,391
Truworths International Ltd.	169,124	1,176
Vodacom Group Ltd.	145,245	1,103
Woolworths Holdings Ltd.	276,364	858

		83,400

South Korea - 12.6%
Amorepacific Corp.	1,255	1,067
Busan Bank	58,382	524
Celltrion, Inc.*	21,369	359
Cheil Industries, Inc.	17,619	1,350
CJ CheilJedang Corp.	3,144	575
Daegu Bank Ltd.	49,090	557
Daelim Industrial Co. Ltd.	10,848	559
Daewoo Engineering & Construction Co. Ltd.	44,640	375
Daewoo International Corp.	19,718	498
Daewoo Securities Co. Ltd.	48,150	784
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	37,300	565
Dongbu Insurance Co. Ltd.	16,650	476
Dongkuk Steel Mill Co. Ltd.	14,530	258
Doosan Corp.	3,846	346
Doosan Heavy Industries and Construction Co. Ltd.	16,557	1,011
Doosan Infracore Co. Ltd.*	32,960	511
Glovis Co. Ltd.	4,411	481
GS Engineering & Construction Corp.	13,966	846
GS Holdings	19,960	622
Hana Financial Group, Inc.	74,560	1,975
Hanjin Heavy Industries & Construction Co. Ltd.	12,158	256
Hankook Tire Co. Ltd.	29,560	670
Hanwha Chem Corp.	32,992	475
Hanwha Corp.	17,618	533
Hite Brewery Co. Ltd.	2,054	244
Honam Petrochemical Corp.	5,653	670
Hynix Semiconductor, Inc.*	196,120	3,977
Hyosung Corp.	8,872	562
Hyundai Department Store Co. Ltd.	5,747	549
Hyundai Development Co.	22,270	495

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.0% continued
South Korea - 12.6% continued
Hyundai Engineering & Construction Co. Ltd.	26,158	$1,204
Hyundai Heavy Industries Co. Ltd.	14,867	2,836
Hyundai Mipo Dockyard	4,279	449
Hyundai Mobis	26,662	4,465
Hyundai Motor Co.	60,330	7,067
Hyundai Securities Co.	47,090	445
Hyundai Steel Co.	21,530	1,579
Industrial Bank of Korea	64,370	751
Kangwon Land, Inc.	37,420	564
KB Financial Group, Inc.	128,478	4,904
KCC Corp.	1,874	451
Kia Motors Corp.	91,490	2,428
Korea Electric Power Corp.*	100,476	2,571
Korea Exchange Bank	100,780	1,026
Korea Gas Corp.	9,086	311
Korea Investment Holdings Co. Ltd.	14,360	364
Korea Life Insurance Co. Ltd.	68,110	473
Korea Zinc Co. Ltd.	3,356	591
Korean Air Lines Co. Ltd.*	14,015	930
KT Corp.	49,926	1,835
KT&G Corp.	42,982	2,113
LG Chem Ltd.	18,154	4,562
LG Corp.	37,064	1,988
LG Display Co. Ltd.	91,020	3,022
LG Electronics, Inc.	36,795	2,810
LG Household & Health Care Ltd.	3,351	950
LG Innotek Co. Ltd.	3,736	492
LG Telecom Ltd.	90,672	563
Lotte Confectionery Co. Ltd.	277	289
Lotte Shopping Co. Ltd.	3,981	1,140
LS Corp.	6,869	494
LS Industrial Systems Co. Ltd.	5,877	371
Mirae Asset Securities Co. Ltd.	9,017	395
NCSoft Corp.	5,487	905
NHN Corp.*	16,000	2,381
OCI Co. Ltd.	5,825	1,175
POSCO	25,590	9,712
S1 Corp.	6,593	280
Samsung C&T Corp.	48,811	2,066
Samsung Card Co.	16,850	681
Samsung Electro-Mechanics Co. Ltd.	23,380	2,925
Samsung Electronics Co. Ltd.	43,527	27,330
Samsung Engineering Co. Ltd.	11,736	1,088
Samsung Fire & Marine Insurance Co. Ltd.	13,909	2,205
Samsung Heavy Industries Co. Ltd.	63,280	1,191
Samsung Life Insurance Co. Ltd.	19,574	1,658
Samsung SDI Co. Ltd.	13,358	1,868
Samsung Securities Co. Ltd.	19,710	868
Samsung Techwin Co. Ltd.	14,595	1,255
Seoul Semiconductor Co. Ltd.	12,550	443
Shinhan Financial Group Co. Ltd.	157,711	5,808
Shinsegae Co. Ltd.	5,548	2,395
SK Broadband Co. Ltd.*	56,054	273
SK C&C Co. Ltd.	5,870	399
SK Energy Co. Ltd.	23,526	2,087
SK Holdings Co. Ltd.	10,123	720
SK Networks Co. Ltd.	34,070	287
SK Telecom Co. Ltd.	15,482	2,028
S-Oil Corp.	17,637	773
STX Pan Ocean Co. Ltd.	40,310	368
Tong Yang Securities, Inc.	27,183	194
Woongjin Coway Co. Ltd.	19,620	656
Woori Finance Holdings Co. Ltd.	110,350	1,300
Woori Investment & Securities Co. Ltd.	34,000	434
Yuhan Corp.	3,118	390

		152,746

Taiwan - 10.3%
Acer, Inc.	998,798	2,316
Advanced Semiconductor Engineering, Inc.	1,717,096	1,357
Advantech Co. Ltd.	101,441	207
Asia Cement Corp.	700,986	614
Asustek Computer, Inc.	230,202	1,698
AU Optronics Corp.	2,935,215	2,613
Capital Securities Corp.*	377,936	160
Catcher Technology Co. Ltd.	195,111	421
Cathay Financial Holding Co. Ltd.*	2,476,180	3,661
Chang Hwa Commercial Bank	1,456,000	663
Cheng Shin Rubber Industry Co. Ltd.	354,165	718
Cheng Uei Precision Industry Co. Ltd.	135,480	217
Chicony Electronics Co. Ltd.	149,958	333
Chimei InnoLux Corp.	1,852,416	1,904
China Airlines Ltd.*	804,324	408
China Development Financial Holding Corp.*	3,507,206	937
China Life Insurance Co. Ltd.*	411,000	331
China Steel Corp.	3,854,238	3,549

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.0% continued
Taiwan - 10.3% continued
Chinatrust Financial Holding Co. Ltd.	3,302,130	$1,802
Chinese Gamer International Corp.	14,543	118
Chunghwa Picture Tubes Ltd.*	4,191,961	272
Chunghwa Telecom Co. Ltd.	1,808,617	3,587
Chunghwa Telecom Co. Ltd. ADR	5,061	100
Clevo Co.	191,782	398
CMC Magnetics Corp.*	984,344	245
Compal Communications, Inc.	106,657	88
Compal Electronics, Inc.	1,478,620	1,763
Coretronic Corp.	255,000	374
Delta Electronics, Inc.	696,521	2,230
E Ink Holdings, Inc.*	262,095	317
E.Sun Financial Holding Co. Ltd.*	1,211,227	490
Epistar Corp.	255,351	660
Eternal Chemical Co. Ltd.*	223,921	214
Eva Airways Corp.*	574,338	337
Evergreen International Storage & Transport Corp.*	188,000	130
Evergreen Marine Corp. Tawain Ltd.*	478,180	302
Everlight Electronics Co. Ltd.	112,568	288
Far Eastern Department Stores Co. Ltd.	327,802	267
Far Eastern New Century Corp.	1,094,877	1,128
Far EasTone Telecommunications Co. Ltd.	624,345	770
Farglory Land Development Co. Ltd.	99,000	196
Feng Hsin Iron & Steel Co.	168,160	221
First Financial Holding Co. Ltd.	1,852,911	1,020
Formosa Chemicals & Fibre Corp.	1,114,320	2,547
Formosa International Hotels Corp.*	9,500	116
Formosa Petrochemical Corp.	447,487	1,079
Formosa Plastics Corp.	1,557,349	3,274
Formosa Taffeta Co. Ltd.	297,827	208
Foxconn Technology Co. Ltd.	228,157	756
Fubon Financial Holding Co. Ltd.*	1,906,642	2,117
Giant Manufacturing Co. Ltd.	111,600	338
HannStar Display Corp.*	1,812,898	344
Hon Hai Precision Industry Co. Ltd.*	3,020,736	10,609
HTC Corp.	262,357	3,481
Hua Nan Financial Holdings Co. Ltd.	1,471,256	842
Inotera Memories, Inc.*	720,246	400
Inventec Co. Ltd.	715,689	381
KGI Securities Co. Ltd.	1,066,253	414
Kinsus Interconnect Technology Corp.	104,587	201
Largan Precision Co. Ltd.	36,835	587
Lite-On Technology Corp.	794,880	869
Macronix International	1,290,975	845
MediaTek, Inc.	362,800	5,060
Mega Financial Holding Co. Ltd.	3,027,655	1,618
Micro-Star International Co. Ltd.	362,038	190
Mitac International Corp.	428,144	161
Motech Industries, Inc.	93,741	283
Nan Ya Plastics Corp.	1,844,695	2,940
Nan Ya Printed Circuit Board Corp.	86,743	351
Nanya Technology Corp.*	475,118	369
Novatek Microelectronics Corp. Ltd.	186,850	501
Pegatron Corp.*	619,594	579
Phison Electronics Corp.*	39,342	225
Pixart Imaging, Inc.	41,227	229
Polaris Securities Co. Ltd.*	793,612	346
Pou Chen Corp.	833,425	646
Powerchip Technology Corp.*	3,262,758	436
Powertech Technology, Inc.	223,062	618
President Chain Store Corp.	203,220	599
Qisda Corp.*	602,496	296
Quanta Computer, Inc.	964,576	1,744
Realtek Semiconductor Corp.	148,820	327
Richtek Technology Corp.	50,285	422
Ruentex Development Co. Ltd.	177,000	278
Ruentex Industries Ltd.*	166,000	459
Shin Kong Financial Holding Co. Ltd.*	2,001,051	682
Siliconware Precision Industries Co.	1,158,480	1,253
Simplo Technology Co. Ltd.	72,000	390
SinoPac Financial Holdings Co. Ltd.*	2,186,000	689
Synnex Technology International Corp.	415,469	900
Taishin Financial Holding Co. Ltd.*	1,450,930	559
Taiwan Business Bank*	901,000	236
Taiwan Cement Corp.	1,155,101	974
Taiwan Cooperative Bank	1,284,900	774
Taiwan Fertilizer Co. Ltd.	288,000	755
Taiwan Glass Industrial Corp.	315,576	288
Taiwan Mobile Co. Ltd.	727,752	1,484
Taiwan Semiconductor Manufacturing Co. Ltd.	9,627,193	18,002
Tatung Co. Ltd.*	1,832,000	321
Teco Electric and Machinery Co. Ltd.	641,000	263
Transcend Information, Inc.	73,442	194
Tripod Technology Corp.	148,516	551
TSRC Corp.	174,093	239
Tung Ho Steel Enterprise Corp.	272,271	213
U-Ming Marine Transport Corp.	166,000	316
Unimicron Technology Corp.	484,418	704

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.0% continued
Taiwan - 10.3% continued
Uni-President Enterprises Corp.	1,294,732	$1,426
United Microelectronics Corp.*	4,828,043	2,134
Vanguard International Semiconductor Corp.*	295,949	119
Walsin Lihwa Corp.*	1,016,770	375
Wan Hai Lines Ltd.*	422,310	260
Winbond Electronics Corp.*	1,052,071	263
Wintek Corp.*	425,000	340
Wistron Corp.	691,371	1,015
WPG Holdings Co. Ltd.	262,000	484
Ya Hsin Industrial Co. Ltd.(3) *	121,548	—
Yang Ming Marine Transport Corp.	510,415	259
Young Fast Optoelectronics Co. Ltd.	34,000	257
Yuanta Financial Holding Co. Ltd.	2,377,242	1,269
Yulon Motor Co. Ltd.	307,257	301

		125,798

Thailand - 1.5%
Advanced Info Service PCL (Registered)	194,000	520
Advanced Info Service PCL NVDR	151,799	405
Bangkok Bank PCL	62,700	240
Bangkok Bank PCL (Registered)	241,600	943
Bangkok Bank PCL NVDR	272,400	1,043
Bank of Ayudhya PCL (Registered)	518,654	317
Bank of Ayudhya PCL NVDR	184,900	111
Banpu PCL (Registered)	28,300	528
Banpu PCL NVDR	40,607	755
BEC World PCL (Registered)	196,500	167
BEC World PCL NVDR	182,887	154
Charoen Pokphand Foods PCL NVDR	1,168,309	728
CP ALL PCL (Registered)	452,600	402
CP ALL PCL NVDR	406,968	358
Glow Energy PCL (Registered)	100,200	115
Glow Energy PCL NVDR	68,602	78
IRPC PCL (Registered)	1,928,700	247
IRPC PCL NVDR	1,834,881	233
Kasikornbank PCL (Registered)	280,600	815
Kasikornbank PCL NVDR	391,197	1,087
Krung Thai Bank PCL (Registered)	559,800	218
Krung Thai Bank PCL NVDR	520,655	200
PTT Aromatics & Refining PCL (Registered)	124,994	97
PTT Aromatics & Refining PCL NVDR	298,101	230
PTT Chemical PCL (Registered)	72,700	236
PTT Chemical PCL NVDR	66,400	212
PTT Exploration & Production PCL NVDR	193,543	850
PTT Exploration & Production PCL (Registered)	259,300	1,149
PTT PCL (Registered)	195,000	1,481
PTT PCL NVDR	136,700	1,029
Siam Cement PCL (Registered)	60,000	514
Siam Cement PCL NVDR	56,498	453
Siam Commercial Bank PCL (Registered)	255,900	642
Siam Commercial Bank PCL NVDR	338,876	845
Thai Oil PCL (Registered)	112,300	153
Thai Oil PCL NVDR	204,095	276

		17,831

Turkey - 1.6%
Akbank T.A.S.	469,769	2,242
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	79,325	926
Arcelik A.S.	66,445	278
Asya Katilim Bankasi A.S.	173,692	397
BIM Birlesik Magazalar A.S.	32,706	904
Coca-Cola Icecek A.S.	24,403	217
Dogan Sirketler Grubu Holdings	328,989	208
Dogan Yayin Holding A.S.*	1	—
Enka Insaat ve Sanayi A.S.	112,346	383
Eregli Demir ve Celik Fabrikalari TAS*	156,368	396
Haci Omer Sabanci Holding A.S.	240,585	962
Is Gayrimenkul Yatirim Ortakligi A.S.	1	—
KOC Holding A.S.	236,734	798
Tupras Turkiye Petrol Rafine	49,095	890
Turk Hava Yollari*	154,497	379
Turk Telekomunikasyon A.S.	205,918	652
Turkcell Iletisim Hizmet A.S.	301,560	1,560
Turkiye Garanti Bankasi A.S.	821,730	3,404
Turkiye Halk Bankasi A.S.	121,888	898
Turkiye Is Bankasi, Class C	615,273	1,905
Turkiye Vakiflar Bankasi Tao, Class D	295,368	671
Yapi ve Kredi Bankasi A.S.*	339,633	916

		18,986

Total Common Stocks (Cost $996,513) (4)		1,056,792

PREFERRED STOCKS - 8.6%
Brazil - 8.0%
AES Tiete S.A.	39,553	455
Banco Bradesco S.A.	650,638	10,133

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 8.6% continued
Brazil - 8.0% continued
Banco do Estado do Rio Grande do Sul, Class B	71,118	$517
Bradespar S.A.	88,901	1,615
Brasil Telecom S.A.*	130,302	876
Braskem S.A., Class A*	58,041	403
Centrais Eletricas Brasileiras S.A., Class B	75,441	1,179
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A	33,651	1,174
Cia de Bebidas das Americas*	376	38
Cia de Bebidas das Americas - Receipt	57,792	5,760
Cia de Transmissao de Energia Eletrica Paulista	12,146	313
Cia Energetica de Minas Gerais	150,362	2,179
Cia Energetica de Sao Paulo, Class B	61,708	841
Cia Paranaense de Energia, Class B	40,144	827
Eletropaulo Metropolitana de Sao Paulo S.A., Class B	34,677	691
Fertilizantes Fosfatados S.A.*	37,734	282
Gerdau S.A.	256,077	3,347
Gol Linhas Aereas Inteligentes S.A.	38,756	459
Investimentos Itau S.A.	889,947	5,281
Itau Unibanco Holding S.A.	803,403	14,466
Klabin S.A.	152,821	423
Lojas Americanas S.A.	120,150	871
Metalurgica Gerdau S.A.	107,699	1,743
NET Servicos de Comunicacao S.A. (Sao Paulo Exchange)*	79,915	753
Petroleo Brasileiro S.A. - Petrobras	1,193,998	17,768
Suzano Papel e Celulose S.A.	69,983	590
Tam S.A.	29,536	409
Tele Norte Leste Participacoes S.A.	96,999	1,451
Telemar Norte Leste S.A., Class A*	10,123	275
Tim Participacoes S.A.	223,504	601
Ultrapar Participacoes S.A.	28,831	1,380
Usinas Siderurgicas de Minas Gerais S.A., Class A	89,272	2,379
Vale S.A., Class A	783,730	16,460
Vivo Participacoes S.A.	59,960	1,541

		97,480

Colombia - 0.1%
BanColombia S.A.	75,524	959

Russia - 0.1%
Sberbank of Russian Federation	390,836	762
Surgutneftegaz	1,247,781	575

		1,337

South Korea - 0.4%
Hyundai Motor Co.	8,858	363
Hyundai Motor Co., Class 2	14,741	622
LG Electronics, Inc.	6,766	212
Samsung Electronics Co. Ltd.	8,045	3,430

		4,627

Total Preferred Stocks (Cost $97,029) (4)		104,403

INVESTMENT COMPANIES - 3.4%
Northern Institutional Funds - Diversified Assets Portfolio (5)(6)	318,184	318
Vanguard Emerging Markets ETF	1,063,166	40,390

Total Investment Companies (Cost $40,100)		40,708

RIGHTS - 0.0%
China - 0.0%
Bank of Communications Co. Ltd.*	338,551	136

India - 0.0%
Suzlon Energy Ltd.*	32,208	—

Total Rights (Cost $ — )		136

Total Investments - 99.0% (Cost $1,133,642)		1,202,039

Other Assets less Liabilities - 1.0%		12,262

NET ASSETS - 100.0%		$1,214,301

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2010, the value of these restricted illiquid securities amounted to approximately $2,692,000 or 0.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Reliance Industries Ltd., GDR (London Exchange)	11/1/06-12/22/06	$1,617
VTB Bank OJSC GDR	5/11/07-10/28/09	80

(3)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,120,000 with net sales of approximately $1,802,000 during the period ended June 30, 2010.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2010, the Emerging Markets Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED (LOSS) (000S)
Dax Index (Euro)	8	$1,458	Long	9/10	$(55)
FTSE JSE (South African Rand)	98	2,978	Long	9/10	(159)
Hang Seng Index (Hong Kong Dollar)	21	2,708	Long	7/10	(84)
MSCI Taiwan Index (U.S. Dollar)	129	3,253	Long	7/10	(81)
S&P/TSX (Canadian Dollar)	13	1,610	Long	9/10	(55)
SPI 200 (Australian Dollar)	16	1,435	Long	9/10	(86)
TOPIX Index (Japanese Yen)	1	95	Long	9/10	(1)

Total					$(521)

At June 30, 2010, the Emerging Markets Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	18.3%
Brazillian Real	14.7
Korean Won	13.1
United States Dollar	11.1
Taiwan Dollar	10.5
Indian Rupee	7.5
South African Rand	6.9
All other currencies less than 5%	17.9

Total	100.0%

At June 30, 2010, the Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (000S)
Hong Kong Dollar	11,674	United States Dollar	1,500	9/15/10	$—
United States Dollar	1,972	Hong Kong Dollar	15,370	9/15/10	3

Total					$3

At June 30, 2010, the industry sectors for the Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	6.3%
Consumer Staples	6.6
Energy	13.7
Financials	27.7
Health Care	0.8
Industrials	6.6
Information Technology	12.8
Materials	13.7
Telecommunication Services	8.1
Utilities	3.7

Total	100.0%

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,133,642

Gross tax appreciation of investments	$134,920
Gross tax depreciation of investments	(66,523)

Net tax appreciation of investments	$68,397

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$12,965	$59,735	$—	$72,700
Consumer Staples	25,390	46,820	—	72,210
Energy	25,529	118,917	—	144,446
Financials	24,631	236,681	—	261,312
Health Care	380	8,787	—	9,167
Industrials	10,508	68,167	—	78,675
Information Technology	5,786	143,771	—	149,557
Materials	42,248	95,508	—	137,756
Telecommunication Services	24,005	69,084	—	93,089
Utilities	10,233	27,647	—	37,880
Preferred Stocks
Consumer Discretionary	1,623	1,197	—	2,820
Consumer Staples	6,973	—	—	6,973
Energy	19,148	575	—	19,723
Financials	31,355	762	—	32,117
Industrials	868	—	—	868
Information Technology	—	3,430	—	3,430
Materials	27,243	—	—	27,243
Telecommunication Services	4,744	—	—	4,744
Utilities	6,485	—	—	6,485
Investment Companies	40,708	—	—	40,708
Rights	—	136	—	136

Total Investments	$320,822	$881,217	$—	$1,202,039

Other Financial Instruments*	$(521)	$3	$—	$(518)

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued	JUNE 30, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	REALIZED GAIN(LOSS) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)*	BALANCE AS OF 6/30/10 (000S)
Common Stock
Financials	$59	$—	$(6)	$—	$(53)	$—

*	The fair value of Net Transfers In and/or Out of Level 3 were measured using the fair value as of the beginning of the year for transfers in and the fair value as of the end of the year for transfers out.

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%
Advertising - 0.5%
Omnicom Group, Inc.	3,329	$114

Aerospace/Defense - 2.8%
General Dynamics Corp.	3,086	181
L-3 Communications Holdings, Inc.	1,428	101
Northrop Grumman Corp.	718	39
Raytheon Co.	2,653	128
Rockwell Collins, Inc.	570	30
United Technologies Corp.	1,734	113

		592

Agriculture - 1.2%
Altria Group, Inc.	9,456	190
Philip Morris International, Inc.	1,332	61

		251

Apparel - 0.6%
Coach, Inc.	817	30
Polo Ralph Lauren Corp.	422	31
VF Corp.	1,057	75

		136

Auto Manufacturers - 0.6%
Ford Motor Co.*	11,968	121

Banks - 9.0%
Bank of America Corp.	28,972	416
Capital One Financial Corp.	3,397	137
Citigroup, Inc.*	50,945	192
Fifth Third Bancorp	5,659	69
Goldman Sachs Group (The), Inc.	1,834	241
JPMorgan Chase & Co.	8,829	323
Morgan Stanley	3,750	87
PNC Financial Services Group, Inc.	2,864	162
Regions Financial Corp.	14,392	95
Wells Fargo & Co.	7,499	192

		1,914

Beverages - 2.1%
Brown-Forman Corp., Class B	543	31
Coca-Cola (The) Co.	5,540	278
Dr Pepper Snapple Group, Inc.	354	13
Hansen Natural Corp.*	814	32
PepsiCo, Inc.	1,597	97

		451

Biotechnology - 1.5%
Amgen, Inc.*	4,883	257
Gilead Sciences, Inc.*	2,040	70

		327

Chemicals - 2.3%
CF Industries Holdings, Inc.	893	57
E.I. du Pont de Nemours & Co.	4,675	162
Ecolab, Inc.	707	32
International Flavors & Fragrances, Inc.	2,243	95
PPG Industries, Inc.	1,891	114
Sigma-Aldrich Corp.	625	31

		491

Commercial Services - 1.9%
Apollo Group, Inc., Class A*	3,195	136
Automatic Data Processing, Inc.	3,168	127
H&R Block, Inc.	877	14
Pharmaceutical Product Development, Inc.	1,250	32
R.R. Donnelley & Sons Co.	4,614	75
Total System Services, Inc.	661	9

		393

Computers - 7.5%
Apple, Inc.*	1,669	420
Cognizant Technology Solutions Corp., Class A*	624	31
Dell, Inc.*	11,159	135
Hewlett-Packard Co.	8,393	363
International Business Machines Corp.	3,614	446
Lexmark International, Inc., Class A*	2,716	90
Western Digital Corp.*	3,064	92

		1,577

Cosmetics/Personal Care - 1.5%
Procter & Gamble (The) Co.	5,146	309

Distribution/Wholesale - 0.1%
W.W. Grainger, Inc.	314	31

Diversified Financial Services - 0.6%
Ameriprise Financial, Inc.	2,443	88
SLM Corp.*	4,484	47

		135

Electric - 2.4%
Constellation Energy Group, Inc.	3,004	97
DTE Energy Co.	2,403	110
Edison International	2,855	90
FirstEnergy Corp.	3,181	112
Integrys Energy Group, Inc.	2,336	102

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Electric - 2.4% continued
Public Service Enterprise Group, Inc.	158	$5

		516

Electrical Components & Equipment - 0.8%
Emerson Electric Co.	3,737	163

Electronics - 0.7%
Amphenol Corp., Class A	788	31
FLIR Systems, Inc.*	1,109	32
Garmin Ltd.	1,013	30
Mettler-Toledo International, Inc.*	285	32
Waters Corp.*	402	26

		151

Engineering & Construction - 0.3%
Fluor Corp.	737	31
Jacobs Engineering Group, Inc.*	820	30

		61

Food - 2.5%
Campbell Soup Co.	562	20
ConAgra Foods, Inc.	5,297	124
Kellogg Co.	2,301	116
Safeway, Inc.	3,081	61
Sara Lee Corp.	7,803	110
Tyson Foods, Inc., Class A	6,011	98

		529

Forest Products & Paper - 0.6%
International Paper Co.	5,394	122

Gas - 0.5%
Nicor, Inc.	2,521	102

Healthcare - Products - 5.5%
Becton, Dickinson and Co.	2,533	171
C.R. Bard, Inc.	409	32
DENTSPLY International, Inc.	1,042	31
Edwards Lifesciences Corp.*	609	34
IDEXX Laboratories, Inc.*	521	32
Intuitive Surgical, Inc.*	100	32
Johnson & Johnson	8,383	495
Medtronic, Inc.	3,958	144
Patterson Cos., Inc.	1,100	31
Stryker Corp.	2,118	106
Techne Corp.	557	32
Varian Medical Systems, Inc.*	621	32

		1,172

Healthcare - Services - 1.3%
Covance, Inc.*	614	32
Humana, Inc.*	988	45
Mednax, Inc.*	556	31
UnitedHealth Group, Inc.	5,576	158

		266

Home Furnishings - 0.5%
Whirlpool Corp.	1,118	98

Household Products/Wares - 0.7%
Kimberly-Clark Corp.	2,512	152

Insurance - 3.3%
Assurant, Inc.	2,823	98
Berkshire Hathaway, Inc., Class B*	1,927	154
Genworth Financial, Inc., Class A*	6,292	82
Loews Corp.	3,613	120
Torchmark Corp.	1,989	99
Travelers (The) Cos., Inc.	2,850	140

		693

Internet - 1.0%
Amazon.com, Inc.*	273	30
Google, Inc., Class A*	424	188

		218

Machinery - Diversified - 0.1%
Flowserve Corp.	356	30

Media - 1.6%
FactSet Research Systems, Inc.	471	32
Gannett Co., Inc.	7,060	95
McGraw-Hill (The) Cos., Inc.	3,846	108
New York Times (The) Co., Class A*	8,346	72
News Corp., Class A	1,879	23
Walt Disney (The) Co.	485	15

		345

Metal Fabrication/Hardware - 0.1%
Precision Castparts Corp.	294	30

Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	1,212	72

Miscellaneous Manufacturing - 5.1%
3M Co.	2,851	225
Dover Corp.	1,922	80
Eaton Corp.	1,128	74
General Electric Co.	18,706	270
Honeywell International, Inc.	3,932	154

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Miscellaneous Manufacturing - 5.1% continued
Illinois Tool Works, Inc.	2,985	$123
ITT Corp.	1,122	51
Parker Hannifin Corp.	1,918	106

		1,083

Oil & Gas - 9.0%
Apache Corp.	1,732	146
Chevron Corp.	5,861	398
ConocoPhillips	5,293	260
Diamond Offshore Drilling, Inc.	539	33
Exxon Mobil Corp.	12,817	731
Nabors Industries Ltd.*	4,002	70
Occidental Petroleum Corp.	2,926	226
Rowan Cos., Inc.*	1,404	31

		1,895

Oil & Gas Services - 1.6%
Cameron International Corp.*	932	30
FMC Technologies, Inc.*	603	32
National Oilwell Varco, Inc.	3,367	111
Oceaneering International, Inc.*	714	32
Schlumberger Ltd.	2,303	128

		333

Pharmaceuticals - 5.0%
Abbott Laboratories	5,319	249
AmerisourceBergen Corp.	3,490	111
Cardinal Health, Inc.	3,589	120
Eli Lilly & Co.	5,005	168
Endo Pharmaceuticals Holdings, Inc.*	1,445	31
Forest Laboratories, Inc.*	3,624	99
McKesson Corp.	459	31
Merck & Co., Inc.	3,080	108
Pfizer, Inc.	9,671	138

		1,055

Pipelines - 0.2%
Oneok, Inc.	738	32

Real Estate Investment Trusts - 1.1%
Host Hotels & Resorts, Inc.	7,986	108
Vornado Realty Trust	1,664	121

		229

Retail - 8.8%
Advance Auto Parts, Inc.	634	32
Best Buy Co., Inc.	3,261	110
Big Lots, Inc.*	3,209	103
Copart, Inc.*	892	32
CVS Caremark Corp.	2,360	69
Darden Restaurants, Inc.	2,668	104
Dollar Tree, Inc.*	515	21
Family Dollar Stores, Inc.	3,131	118
GameStop Corp., Class A*	1,757	33
Gap (The), Inc.	5,411	105
Home Depot (The), Inc.	2,122	60
Limited Brands, Inc.	4,671	103
McDonald’s Corp.	388	26
Panera Bread Co., Class A*	408	31
Ross Stores, Inc.	2,153	115
Starbucks Corp.	718	17
Target Corp.	3,493	172
TJX Cos., Inc.	1,548	65
Urban Outfitters, Inc.*	931	32
Walgreen Co.	7,220	193
Wal-Mart Stores, Inc.	6,606	317

		1,858

Semiconductors - 2.9%
Altera Corp.	1,222	30
Analog Devices, Inc.	3,760	105
Intel Corp.	16,920	329
Texas Instruments, Inc.	6,513	152

		616

Software - 4.4%
BMC Software, Inc.*	2,847	98
Intuit, Inc.*	890	31
Microsoft Corp.	22,451	517
Oracle Corp.	12,767	274

		920

Telecommunications - 4.6%
AT&T, Inc.	17,141	415
Cisco Systems, Inc.*	13,475	287
Harris Corp.	2,288	95
QUALCOMM, Inc.	55	2
Verizon Communications, Inc.	5,872	164

		963

Transportation - 0.8%
C.H. Robinson Worldwide, Inc.	566	31
Kirby Corp.*	799	31
Tidewater, Inc.	798	31

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Transportation - 0.8% continued
United Parcel Service, Inc., Class B	1,426	$81

		174

Total Common Stocks (Cost $20,833)		20,720

INVESTMENT COMPANIES - 1.6%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	347,126	347

Total Investment Companies (Cost $347)		347

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.5%
U.S. Treasury Bill,
0.20%, 11/18/10(3)	$100	$100

Total Short-Term Investments (Cost $100)		100

Total Investments - 100.0% (Cost $21,280)		21,167

Liabilities less Other Assets - 0.0%		(4)

NET ASSETS - 100.0%		$21,163

(1)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2010, the value of the fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $790,000 with net sales of approximately $443,000 during the period ended June 30, 2010.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2010, the Enhanced Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
S&P 500 E-mini	8	$411	Long	9/10	$(16)

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$21,280

Gross tax appreciation of investments	$1,113
Gross tax depreciation of investments	(1,226)

Net tax depreciation of investments	$(113)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Enhanced Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$20,720	(1)	$—	$—	$20,720
Investment Companies	347		—	—	347
Short-Term Investments	—		100	—	100

Total Investments	$21,067		$100	$—	$21,167

Other Financial Instruments*	$(16)		$—	$—	$(16)

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GROWTH EQUITY FUND	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%
Aerospace/Defense - 3.7%
L-3 Communications Holdings, Inc.	13,798	$977
Raytheon Co.	31,769	1,537
Rolls-Royce Group PLC ADR	26,278	1,091
United Technologies Corp.	21,073	1,368

		4,973

Agriculture - 1.8%
Philip Morris International, Inc. ADR	54,677	2,506

Apparel - 2.9%
Coach, Inc.	37,227	1,361
Polo Ralph Lauren Corp.	35,969	2,624

		3,985

Banks - 9.6%
Bank of America Corp.	182,218	2,619
Citigroup, Inc.*	443,526	1,668
Comerica, Inc.	37,986	1,399
Goldman Sachs Group (The), Inc.	6,943	911
JPMorgan Chase & Co.	80,069	2,931
Morgan Stanley	51,866	1,204
State Street Corp.	22,039	745
SunTrust Banks, Inc.	25,407	592
Wells Fargo & Co.	36,443	933

		13,002

Beverages - 2.3%
Dr Pepper Snapple Group, Inc.	35,429	1,325
PepsiCo, Inc.	29,159	1,777

		3,102

Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc.*	18,650	955
Amgen, Inc.*	19,719	1,037

		1,992

Chemicals - 0.5%
Potash Corp. of Saskatchewan, Inc.	8,474	731

Coal - 0.7%
Arch Coal, Inc.	48,195	955

Computers - 8.9%
Apple, Inc.*	12,303	3,094
Brocade Communications Systems, Inc.*	233,841	1,207
EMC Corp.*	98,780	1,808
Hewlett-Packard Co.	64,528	2,793
International Business Machines Corp.	17,178	2,121
Seagate Technology*	77,217	1,007

		12,030

Cosmetics/Personal Care - 1.7%
Procter & Gamble (The) Co.	39,635	2,377

Diversified Financial Services - 0.9%
Discover Financial Services	86,461	1,209

Electric - 2.8%
Entergy Corp.	14,320	1,025
NextEra Energy, Inc.	19,499	951
NRG Energy, Inc.*	84,810	1,799

		3,775

Food - 2.5%
General Mills, Inc.	56,333	2,001
Unilever PLC ADR	50,936	1,362

		3,363

Forest Products & Paper - 0.8%
UPM-Kymmene OYJ	86,146	1,135

Healthcare - Products - 2.6%
Covidien PLC	28,721	1,154
Johnson & Johnson	39,969	2,361

		3,515

Healthcare - Services - 2.7%
Humana, Inc.*	45,913	2,097
Tenet Healthcare Corp.*	378,710	1,643

		3,740

Home Builders - 1.1%
Pulte Group, Inc.*	178,315	1,476

Insurance - 5.3%
ACE Ltd.	20,688	1,065
CNO Financial Group, Inc.*	331,323	1,640
MGIC Investment Corp.*	194,656	1,341
Unum Group	56,173	1,219
XL Capital Ltd., Class A	120,498	1,930

		7,195

Internet - 1.7%
AOL, Inc.*	54,932	1,142
GSI Commerce, Inc.*	41,759	1,203

		2,345

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GROWTH EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Machinery - Construction & Mining - 0.8%
Joy Global, Inc.	20,936	$1,049

Machinery - Diversified - 0.7%
Cummins, Inc.	13,887	904

Media - 2.2%
Time Warner, Inc.	58,954	1,704
Walt Disney (The) Co.	40,826	1,286

		2,990

Metal Fabrication/Hardware - 0.8%
Precision Castparts Corp.	10,737	1,105

Mining - 1.0%
Titanium Metals Corp.*	75,471	1,328

Miscellaneous Manufacturing - 3.3%
Dover Corp.	24,460	1,022
General Electric Co.	138,594	1,998
Parker Hannifin Corp.	25,815	1,432

		4,452

Office/Business Equipment - 0.6%
Canon, Inc. ADR	22,060	823

Oil & Gas - 10.7%
Apache Corp.	10,645	896
Chevron Corp.	42,712	2,899
Ensco PLC ADR	31,102	1,222
Exxon Mobil Corp.	53,340	3,044
Noble Corp.	40,620	1,256
Occidental Petroleum Corp.	37,426	2,887
Petroleo Brasileiro S.A. ADR	33,625	1,154
Talisman Energy, Inc.	74,852	1,136

		14,494

Pharmaceuticals - 6.5%
Cephalon, Inc.*	19,284	1,094
Forest Laboratories, Inc.*	53,321	1,463
Mead Johnson Nutrition Co.	30,807	1,544
Merck & Co., Inc.	114,897	4,018
Teva Pharmaceutical Industries Ltd. ADR	14,257	741

		8,860

Retail - 6.7%
Best Buy Co., Inc.	14,522	492
Gap (The), Inc.	65,528	1,275
McDonald’s Corp.	18,304	1,206
Nordstrom, Inc.	33,503	1,078
Target Corp.	21,474	1,056
TJX Cos., Inc.	36,880	1,547
Wal-Mart Stores, Inc.	51,857	2,493

		9,147

Semiconductors - 3.2%
ASML Holding N.V. (Registered)	50,335	1,383
Intel Corp.	102,582	1,995
Texas Instruments, Inc.	42,148	981

		4,359

Software - 3.6%
Activision Blizzard, Inc.	126,773	1,330
Check Point Software Technologies Ltd.*	33,046	974
Microsoft Corp.	114,625	2,638

		4,942

Telecommunications - 4.1%
AT&T, Inc.	47,847	1,157
Cisco Systems, Inc.*	69,629	1,484
Qwest Communications International, Inc.	301,814	1,585
Verizon Communications, Inc.	46,414	1,300

		5,526

Transportation - 1.4%
Kansas City Southern*	53,757	1,954

Total Common Stocks (Cost $131,381)		135,339

Total Investments - 99.6% (Cost $131,381)		135,339

Other Assets less Liabilities - 0.4%		540

NET ASSETS - 100.0%		$135,879

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$131,381

Gross tax appreciation of investments	$14,103
Gross tax depreciation of investments	(10,145)

Net tax appreciation of investments	$3,958

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

At June 30, 2010, the Growth Equity Fund had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	VALUE (000S)
Cummins, Inc.
Exp. Date 7/17/10, Strike Price $80.00	(28)	$—

Total Written Option Contracts (Premiums Received $3)		$—	*

*	Amount rounds to less than $1,000.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Growth Equity Fund’s investments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$135,339	(1)	$—	$—	$135,339
Total Investments	$135,339		$—	$—	$135,339

Other Financial Instruments	$—	*	$—	$—	$—

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than $1,000.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 57.8%
Auto Parts & Equipment - 1.5%
Magna International, Inc., Class A	60,000	$3,958

Banks - 0.7%
Banco Santander S.A. ADR	187,000	1,963

Beverages - 1.2%
Coca-Cola (The) Co.	65,000	3,258

Chemicals - 1.4%
Dow Chemical (The) Co.	163,600	3,881

Commercial Services - 0.8%
Weight Watchers International, Inc.	84,000	2,158

Computers - 3.7%
Accenture PLC, Class A	140,000	5,411
Computer Sciences Corp.	105,000	4,751

		10,162

Cosmetics/Personal Care - 1.0%
Procter & Gamble (The) Co.	45,000	2,699

Electrical Components & Equipment - 0.9%
Emerson Electric Co.	55,000	2,403

Food - 4.6%
B&G Foods, Inc., Class A	280,000	3,018
Kellogg Co.	55,000	2,766
Kraft Foods, Inc., Class A	144,500	4,046
SUPERVALU, Inc.	240,000	2,602

		12,432

Healthcare - Products - 1.9%
Johnson & Johnson	85,000	5,020

Healthcare - Services - 1.0%
UnitedHealth Group, Inc.	100,000	2,840

Household Products/Wares - 1.2%
Kimberly-Clark Corp.	55,000	3,335

Insurance - 3.2%
Chubb Corp.	88,000	4,401
Travelers (The) Cos., Inc.	85,000	4,186

		8,587

Media - 3.0%
Comcast Corp., Class A	200,000	3,474
Walt Disney (The) Co.	145,000	4,567

		8,041

Mining - 0.9%
Southern Copper Corp.	95,000	2,521

Miscellaneous Manufacturing - 4.5%
3M Co.	69,000	5,450
Eaton Corp.	60,000	3,927
General Electric Co.	205,000	2,956

		12,333

Office/Business Equipment - 1.2%
Xerox Corp.	400,000	3,216

Oil & Gas - 8.1%
Cenovus Energy, Inc.	100,000	2,579
ConocoPhillips	65,000	3,191
Devon Energy Corp.	50,000	3,046
EnCana Corp.	100,000	3,034
Marathon Oil Corp.	124,000	3,855
Occidental Petroleum Corp.	60,000	4,629
Valero Energy Corp.	95,000	1,708

		22,042

Pharmaceuticals - 7.2%
Abbott Laboratories	60,000	2,807
AstraZeneca PLC ADR	35,000	1,650
Bristol-Myers Squibb Co.	75,000	1,871
GlaxoSmithKline PLC ADR	127,000	4,319
Merck & Co., Inc.	151,366	5,293
Pfizer, Inc.	255,000	3,636

		19,576

Real Estate Investment Trusts - 3.4%
Healthcare Realty Trust, Inc.	185,000	4,065
Rayonier, Inc.	120,000	5,282

		9,347

Retail - 2.1%
Home Depot (The), Inc.	150,000	4,211
J.C. Penney Co., Inc.	73,000	1,568

		5,779

Savings & Loans - 2.1%
New York Community Bancorp, Inc.	365,000	5,574

Telecommunications - 2.2%
Nokia OYJ ADR	215,000	1,752
Verizon Communications, Inc.	150,000	4,203

		5,955

Total Common Stocks (Cost $167,374)		157,080

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS - 6.0%
Electric - 3.2%
Great Plains Energy, Inc., 12.00%	95,000	$5,676
NextEra Energy, Inc., 8.38%	60,000	2,961

		8,637

Insurance - 1.5%
Hartford Financial Services Group, Inc., 7.25%	119,597	2,767
XL Capital Ltd., 10.75%	50,000	1,257

		4,024

Pharmaceuticals - 1.3%
Mylan, Inc., 6.50%	3,500	3,720

Total Convertible Preferred Stocks (Cost $15,684)		16,381

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 34.7%
Aerospace/Defense - 1.1%
Alliant Techsystems, Inc.,
3.00%, 8/15/24	$3,000	$2,955

Biotechnology - 0.7%
Charles River Laboratories International, Inc.,
2.25%, 6/15/13	2,000	1,905

Building Materials - 0.8%
Cemex S.A.B. de C.V.,
4.88%, 3/15/15(1) (2)	2,154	2,146

Commercial Services - 1.8%
United Rentals, Inc.,
4.00%, 11/15/15	4,500	4,882

Computers - 8.2%
CACI International, Inc.,
2.13%, 5/1/14	6,000	5,850
DST Systems, Inc.,
4.13%, 8/15/23	3,000	2,869
Maxtor Corp.,
2.38%, 8/15/12	4,700	4,712
Mentor Graphics Corp.,
6.25%, 3/1/26	5,000	4,881
NetApp, Inc.,
1.75%, 6/1/13	3,000	3,900

		22,212

Electrical Components & Equipment - 1.7%
General Cable Corp.,
0.88%, 11/15/13	2,000	1,720
4.50%, 11/15/29	3,000	2,854

		4,574

Healthcare - Services - 2.8%
AMERIGROUP Corp.,
2.00%, 5/15/12	3,000	3,026
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	5,000	4,625

		7,651

Home Builders - 1.0%
D.R. Horton, Inc.,
2.00%, 5/15/14	2,610	2,678

Insurance - 4.7%
American Equity Investment Life Holding Co.,
5.25%, 12/6/24	6,000	6,150
Old Republic International Corp.,
8.00%, 5/15/12	5,500	6,559

		12,709

Iron/Steel - 0.8%
ArcelorMittal,
5.00%, 5/15/14	1,965	2,287

Mining - 2.8%
Kaiser Aluminum Corp.,
4.50%, 4/1/15(1) (2)	427	404
Newmont Mining Corp.,
1.63%, 7/15/17	5,000	7,200

		7,604

Oil & Gas - 1.7%
Transocean, Inc.,
1.50%, 12/15/37	5,000	4,500

Retail - 1.3%
Regis Corp.,
5.00%, 7/15/14	2,975	3,585

Semiconductors - 2.1%
Intel Corp.,
2.95%, 12/15/35	6,000	5,700

Telecommunications - 3.2%
Alaska Communications Systems Group, Inc.,
5.75%, 3/1/13	5,500	5,060

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 34.7% continued
Telecommunications - 3.2% continued
NII Holdings, Inc.,
3.13%, 6/15/12	$4,000	$3,785

		8,845

Total Convertible Bonds (Cost $93,292)		94,233

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.1%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	2,956,517	$2,957
Total Investment Companies (Cost $2,957)		2,957

Total Investments - 99.6% (Cost $279,307)		270,651

Other Assets less Liabilities - 0.4%		1,210

NET ASSETS - 100.0%		$271,861

(1)	Restricted security that has been deemed illiquid. At June 30, 2010, the value of these restricted illiquid securities amounts to approximately $2,550,000 or 0.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Cemex S.A.B. de C.V., 4.88%, 3/15/15	3/25/10-6/18/10	$2,269
Kaiser Aluminium Corp., 4.50%, 4/1/15	3/24/10	427

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2010, the value of the fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $7,574,000 with net sales of approximately $4,617,000 during the period ended June 30, 2010.

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$279,307

Gross tax appreciation of investments	$19,867
Gross tax depreciation of investments	(28,523)

Net tax depreciation of investments	$(8,656)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Income Equity Fund’s investments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$157,080	(1)	$—		$—	$157,080
Convertible Preferred Stocks	16,381	(1)	—		—	16,381
Convertible Bonds	—		94,233	(1)	—	94,233
Investment Companies	2,957		—		—	2,957

Total Investments	$176,418		$94,233		$—	$270,651

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH EQUITY FUND	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%
Australia - 1.6%
Myer Holdings Ltd.	843,331	$2,225
QBE Insurance Group Ltd.	142,579	2,170

		4,395

Belgium - 2.0%
Anheuser-Busch InBev N.V.	109,754	5,272

Brazil - 2.2%
Petroleo Brasileiro S.A. ADR	63,667	2,185
Vale S.A. ADR	154,008	3,750

		5,935

Canada - 2.9%
Bombardier, Inc., Class B	409,123	1,860
Rogers Communications, Inc., Class B	79,028	2,582
Talisman Energy, Inc.	105,568	1,596
Trican Well Service Ltd.	134,477	1,722

		7,760

China - 2.8%
Bank of China Ltd., Class H	6,965,000	3,514
China Yurun Food Group Ltd.	1,259,300	3,942

		7,456

Finland - 1.5%
UPM-Kymmene OYJ	303,138	4,017

France - 6.4%
Air Liquide S.A.	25,411	2,552
BNP Paribas	76,982	4,111
Societe Generale	105,937	4,310
Total S.A.	96,626	4,300
Veolia Environnement	75,151	1,755

		17,028

Germany - 5.2%
Allianz S.E. (Registered)	36,538	3,628
Deutsche Bank A.G. (Registered)	50,636	2,863
E.ON A.G.	61,753	1,662
GEA Group A.G.	94,364	1,875
Linde A.G.	16,352	1,717
Siemens A.G. (Registered)	22,945	2,053

		13,798

Hong Kong - 2.5%
Esprit Holdings Ltd.	359,118	1,937
Huabao International Holdings Ltd.	3,666,606	4,688

		6,625

India - 1.0%
Sterlite Industries India Ltd. ADR	194,183	2,765

Ireland - 0.5%
Covidien PLC	31,014	1,246

Italy - 0.7%
Enel S.p.A.	466,080	1,972

Japan - 21.8%
Canon, Inc.	93,800	3,498
Chiyoda Corp.	350,200	2,541
East Japan Railway Co.	37,900	2,527
Fast Retailing Co. Ltd.	18,200	2,747
Kansai Electric Power (The) Co., Inc.	99,800	2,437
Kawasaki Heavy Industries Ltd.	983,000	2,386
Kinden Corp.	233,700	1,987
Kubota Corp.	334,000	2,551
Mitsubishi UFJ Financial Group, Inc.	1,158,348	5,252
Mitsui & Co. Ltd.	281,600	3,311
Murata Manufacturing Co. Ltd.	58,900	2,806
NGK Insulators Ltd.	80,100	1,245
Nomura Holdings, Inc.	405,500	2,220
NTT DoCoMo, Inc.	1,980	2,995
Shimano, Inc.	60,948	2,611
Shin-Etsu Chemical Co. Ltd.	51,300	2,387
Sony Corp.	111,500	2,968
Sumitomo Metal Mining Co. Ltd.	161,800	2,030
Tokio Marine Holdings, Inc.	174,000	4,558
Toyota Motor Corp.	146,500	5,039

		58,096

Netherlands - 5.4%
ASML Holding N.V.	116,499	3,199
Qiagen N.V.*	128,979	2,499
Royal Dutch Shell PLC, Class B (London Exchange)	196,680	4,762
Unilever N.V. - CVA	147,813	4,030

		14,490

Portugal - 1.1%
Jeronimo Martins SGPS S.A.	323,256	2,947

Singapore - 1.4%
DBS Group Holdings Ltd.	385,000	3,733

South Korea - 1.7%
Hyundai Motor Co.	39,300	4,604

Spain - 2.7%
Banco Santander S.A.	258,310	2,714

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Spain - 2.7% continued
Iberdrola Renovables S.A.	245,662	$767
Iberdrola S.A.	281,177	1,577
Telefonica S.A.	117,000	2,161

		7,219

Switzerland - 8.2%
ABB Ltd. (Registered)*	81,824	1,422
Credit Suisse Group A.G. (Registered)	124,015	4,661
Novartis A.G. (Registered)	147,665	7,164
Roche Holding A.G. (Genusschein)	48,518	6,663
Syngenta A.G. (Registered)	9,013	2,081

		21,991

Taiwan - 0.7%
Hon Hai Precision Industry Co. Ltd.*	544,000	1,911

United Kingdom - 21.5%
Autonomy Corp. PLC*	84,632	2,284
BAE Systems PLC	246,625	1,146
Barclays PLC	754,315	2,990
BP PLC	401,885	1,930
Compass Group PLC	419,052	3,179
GlaxoSmithKline PLC	227,687	3,859
HSBC Holdings PLC	271,492	2,477
ITV PLC*	1,361,719	1,014
National Grid PLC	329,219	2,425
Pearson PLC	220,735	2,889
Prudential PLC	638,850	4,788
QinetiQ Group PLC	563,391	979
Reckitt Benckiser Group PLC	88,896	4,112
Rolls-Royce Group PLC*	615,590	5,126
Standard Chartered PLC	239,828	5,822
Vodafone Group PLC	2,604,410	5,397
Weir Group (The) PLC	260,361	3,997
WPP PLC	305,796	2,876

		57,290

United States - 4.5%
Activision Blizzard, Inc.	292,842	3,072
Mead Johnson Nutrition Co.	53,685	2,690
Schlumberger Ltd.	47,105	2,607
Virgin Media, Inc.	212,028	3,539

		11,908

Total Common Stocks (Cost $270,961) (1)		262,458

INVESTMENT COMPANIES - 1.1%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	3,025,200	3,025

Total Investment Companies (Cost $3,025)		3,025

Total Investments - 99.4% (Cost $273,986)		265,483

Other Assets less Liabilities - 0.6%		1,545

NET ASSETS - 100.0%		$267,028

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2010, the value of the fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,719,000 with net purchases of approximately $306,000 during the period ended June 30, 2010.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2010, the industry sectors for the International Growth Equity Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	13.6%
Consumer Staples	8.8
Energy	7.2
Financials	22.9
Health Care	8.1
Industrials	13.3
Information Technology	6.4
Materials	9.9
Telecommunication Services	5.0
Utilities	4.8

Total	100.0%

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

At June 30, 2010, the International Growth Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
British Pound	23.6%
Euro	23.6
Japanese Yen	22.1
Swiss Franc	8.4
United States Dollar	8.3
Hong Kong Dollar	5.4
All other currencies less than 5%	8.6

Total	100.0%

At June 30, 2010, the International Growth Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (000S)
United States Dollar	10	Australian Dollar	12	7/1/10	$—
United States Dollar	342	British Pound	227	7/1/10	(3)
United States Dollar	270	Euro	222	7/1/10	1
United States Dollar	10	Singapore Dollar	14	7/1/10	—
United States Dollar	95	Swiss Franc	103	7/1/10	—
United States Dollar	24	Canadian Dollar	25	7/2/10	—
United States Dollar	14	Hong Kong Dollar	112	7/2/10	—

Total					$(2)

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$273,986

Gross tax appreciation of investments	$28,764
Gross tax depreciation of investments	(37,267)

Net tax depreciation of investments	$(8,503)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Growth Equity Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$3,539	$32,088	$—	$35,627
Consumer Staples	2,691	20,304	—	22,995
Energy	8,110	10,992	—	19,102
Financials	—	59,810	—	59,810
Health Care	1,246	20,184	—	21,430
Industrials	1,860	33,147	—	35,007
Information Technology	3,072	13,697	—	16,769
Materials	6,515	19,473	—	25,988
Telecommunication Services	2,582	10,552	—	13,134
Utilities	—	12,596	—	12,596
Short-Term Investments	3,025	—	—	3,025

Total Investments	$32,640	$232,843	$—	$265,483

Other Financial Instruments*	—	(2)	—	(2)

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%
Advertising - 2.1%
Omnicom Group, Inc.	110,935	$3,805

Aerospace/Defense - 4.5%
Boeing (The) Co.	88,410	5,548
Lockheed Martin Corp.	38,095	2,838

		8,386

Banks - 8.9%
Bank of New York Mellon (The) Corp.	134,460	3,320
BB&T Corp.	179,175	4,714
Goldman Sachs Group (The), Inc.	27,425	3,600
Wells Fargo & Co.	190,180	4,868

		16,502

Beverages - 2.6%
Coca-Cola (The) Co.	39,090	1,959
PepsiCo, Inc.	47,280	2,882

		4,841

Chemicals - 2.2%
Dow Chemical (The) Co.	172,430	4,090

Computers - 1.0%
International Business Machines Corp.	14,785	1,826

Diversified Financial Services - 6.4%
American Express Co.	122,680	4,870
BlackRock, Inc.	24,684	3,540
Invesco Ltd.	203,745	3,429

		11,839

Food - 1.0%
Kraft Foods, Inc., Class A	67,380	1,887

Healthcare - Products - 6.1%
Baxter International, Inc.	93,820	3,813
Johnson & Johnson	63,445	3,747
Medtronic, Inc.	100,340	3,639

		11,199

Insurance - 6.7%
Allstate (The) Corp.	189,280	5,438
Chubb Corp.	42,585	2,130
Hartford Financial Services Group, Inc.	56,505	1,250
MetLife, Inc.	94,400	3,565

		12,383

Media - 2.2%
McGraw-Hill (The) Cos., Inc.	144,730	4,073

Mining - 2.7%
Alcoa, Inc.	333,755	3,357
Vulcan Materials Co.	35,385	1,551

		4,908

Miscellaneous Manufacturing - 5.0%
3M Co.	41,795	3,301
General Electric Co.	416,810	6,011

		9,312

Oil & Gas - 9.6%
Chevron Corp.	78,845	5,350
EnCana Corp.	93,490	2,837
Ensco PLC ADR	99,905	3,924
Exxon Mobil Corp.	98,490	5,621

		17,732

Oil & Gas Services - 4.8%
Baker Hughes, Inc.	111,550	4,637
Schlumberger Ltd.	75,760	4,193

		8,830

Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	138,445	3,453
Pfizer, Inc.	206,193	2,940
Sanofi-Aventis ADR	110,820	3,331

		9,724

Retail - 6.5%
Gap (The), Inc.	102,340	1,992
Home Depot (The), Inc.	172,945	4,855
J.C. Penney Co., Inc.	70,855	1,522
Wal-Mart Stores, Inc.	76,795	3,691

		12,060

Savings & Loans - 3.8%
Hudson City Bancorp, Inc.	179,200	2,193
New York Community Bancorp, Inc.	317,150	4,843

		7,036

Semiconductors - 4.9%
Analog Devices, Inc.	135,030	3,762
Intel Corp.	270,390	5,259

		9,021

Software - 2.5%
Microsoft Corp.	203,660	4,686

Telecommunications - 8.5%
AT&T, Inc.	157,050	3,799
QUALCOMM, Inc.	135,855	4,462

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4% continued
Telecommunications - 8.5% continued
Telefonaktiebolaget LM Ericsson ADR	347,230	$3,826
Verizon Communications, Inc.	126,240	3,537

		15,624

Tobacco - 2.1%
Philip Morris International, Inc. ADR	83,595	3,832

Total Common Stocks (Cost $184,035)		183,596

INVESTMENT COMPANIES - 2.0%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	3,747,225	3,747

Total Investment Companies (Cost $3,747)		3,747

Total Investments - 101.4% (Cost $187,782)		187,343

Liabilities less Other Assets - (1.4)%		(2,568)

NET ASSETS - 100.0%		$184,775

(1)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $5,682,000 with net sales of approximately $1,935,000 in the Diversified Assets Portfolio of the Northern Institutional Funds during the period ended June 30, 2010.

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$187,782

Gross tax appreciation of investments	$14,184
Gross tax depreciation of investments	(14,623)

Net tax depreciation of investments	$(439)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Value Fund’s investments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$183,596	(1)	$—	$—	$183,596
Investment Companies	3,747		—	—	3,747

Total Investments	$187,343		$—	$—	$187,343

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SELECT EQUITY FUND	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2%
Aerospace/Defense - 4.8%
Boeing (The) Co.	22,530	$1,414
Rockwell Collins, Inc.	17,805	946
United Technologies Corp.	15,550	1,009

		3,369

Apparel - 2.1%
NIKE, Inc., Class B	22,070	1,491

Auto Parts & Equipment - 2.1%
Johnson Controls, Inc.	55,615	1,494

Beverages - 2.4%
PepsiCo, Inc.	27,100	1,652

Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc.*	9,375	480
Celgene Corp.*	12,020	611
Life Technologies Corp.*	22,235	1,050

		2,141

Chemicals - 2.1%
Air Products & Chemicals, Inc.	10,101	655
Ecolab, Inc.	17,690	794

		1,449

Commercial Services - 3.0%
Mastercard, Inc., Class A	6,890	1,375
Quanta Services, Inc.*	35,385	731

		2,106

Computers - 14.7%
Accenture PLC, Class A	23,975	927
Apple, Inc.*	13,965	3,513
Cognizant Technology Solutions Corp., Class A*	20,065	1,004
EMC Corp.*	55,300	1,012
Hewlett-Packard Co.	28,650	1,240
International Business Machines Corp.	14,860	1,835
NetApp, Inc.*	19,725	736

		10,267

Cosmetics/Personal Care - 2.4%
Avon Products, Inc.	28,150	746
Procter & Gamble (The) Co.	15,510	930

		1,676

Diversified Financial Services - 4.0%
American Express Co.	33,860	1,344
BlackRock, Inc.	4,535	650
Charles Schwab (The) Corp.	57,250	812

		2,806

Electronics - 0.9%
Dolby Laboratories, Inc., Class A*	10,120	634

Engineering & Construction - 1.0%
Shaw Group (The), Inc.*	20,285	694

Food - 1.4%
Sysco Corp.	33,530	958

Healthcare - Products - 5.4%
Covidien PLC	25,770	1,035
Intuitive Surgical, Inc.*	3,310	1,045
Johnson & Johnson	16,930	1,000
Medtronic, Inc.	18,525	672

		3,752

Internet - 5.2%
Amazon.com, Inc.*	13,550	1,481
F5 Networks, Inc.*	6,100	418
Google, Inc., Class A*	3,885	1,729

		3,628

Machinery - Diversified - 1.7%
Cummins, Inc.	18,600	1,211

Media - 1.9%
Walt Disney (The) Co.	42,575	1,341

Mining - 1.9%
BHP Billiton Ltd. ADR	12,370	767
Freeport-McMoRan Copper & Gold, Inc.	8,810	521

		1,288

Miscellaneous Manufacturing - 2.7%
3M Co.	9,225	729
Danaher Corp.	31,270	1,161

		1,890

Oil & Gas - 4.4%
Apache Corp.	12,200	1,027
Exxon Mobil Corp.	12,400	708
Suncor Energy, Inc.	22,765	670
Talisman Energy, Inc.	43,530	661

		3,066

Oil & Gas Services - 3.0%
National-Oilwell Varco, Inc.	23,550	779

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SELECT EQUITY FUND continued	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Oil & Gas Services - 3.0% continued
Schlumberger Ltd.	24,225	$1,340

		2,119

Pharmaceuticals - 4.2%
Abbott Laboratories	28,415	1,329
Medco Health Solutions, Inc.*	6,645	366
Teva Pharmaceutical Industries Ltd. ADR	23,440	1,219

		2,914

Retail - 7.1%
Costco Wholesale Corp.	16,060	880
McDonald’s Corp.	20,275	1,335
Nordstrom, Inc.	25,850	832
Tiffany & Co.	23,800	903
TJX Cos., Inc.	23,580	989

		4,939

Software - 9.6%
Adobe Systems, Inc.*	12,300	325
Autodesk, Inc.*	25,095	611
Cerner Corp.*	15,915	1,208
Citrix Systems, Inc.*	19,650	830
Microsoft Corp.	42,075	968
Oracle Corp.	60,960	1,308
Red Hat, Inc.*	19,820	574
Salesforce.com, Inc.*	10,045	862

		6,686

Telecommunications - 4.7%
Cisco Systems, Inc.*	81,735	1,742
Juniper Networks, Inc.*	37,837	863
QUALCOMM, Inc.	20,465	672

		3,277

Transportation - 1.4%
FedEx Corp.	13,475	945

Total Common Stocks (Cost $64,119)		67,793

INVESTMENT COMPANIES - 3.6%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	2,533,557	2,534

Total Investment Companies (Cost $2,534)		2,534

Total Investments - 100.8% (Cost $66,653)		70,327

Liabilities less Other Assets - (0.8)%		(536)

NET ASSETS - 100.0%		$69,791

(1)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2010, the value of the fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $493,000 with net purchases of approximately $2,041,000 during the period ended June 30, 2010.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$66,653

Gross tax appreciation of investments	$6,518
Gross tax depreciation of investments	(2,844)

Net tax appreciation of investments	$3,674

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices) Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Select Equity Fund’s investments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$67,793	(1)	$—	$—	$67,793
Investment Companies	2,534		—	—	2,534

Total Investments	$70,327		$—	$—	$70,327

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%
Advertising - 0.2%
APAC Customer Services, Inc.*	700	$4
Harte-Hanks, Inc.	2,464	26
inVentiv Health, Inc.*	811	21
Marchex, Inc., Class B	1,144	4

		55

Aerospace/Defense - 1.6%
AAR Corp.*	1,417	24
Aerovironment, Inc.*	411	9
Argon ST, Inc.*	463	16
Astronics Corp.*	217	4
Breeze-Eastern Corp.*	261	2
Cubic Corp.	1,380	50
Curtiss-Wright Corp.	1,890	55
Ducommun, Inc.	200	3
Esterline Technologies Corp.*	1,135	54
GenCorp, Inc.*	776	3
HEICO Corp.	1,203	43
Herley Industries, Inc.*	450	6
Kaman Corp.	684	15
LMI Aerospace, Inc.*	245	4
Moog, Inc., Class A*	1,415	46
Moog, Inc., Class B*	164	5
National Presto Industries, Inc.	313	29
Orbital Sciences Corp.*	2,166	34
SIFCO Industries, Inc.	164	2
Teledyne Technologies, Inc.*	1,500	58
Triumph Group, Inc.	824	55

		517

Agriculture - 0.4%
AgFeed Industries, Inc.*	513	1
Alico, Inc.	164	4
Alliance One International, Inc.*	3,524	12
Andersons (The), Inc.	600	20
Cadiz, Inc.*	1,486	18
Griffin Land & Nurseries, Inc.	67	2
Tejon Ranch Co.*	990	23
Universal Corp.	700	28
Vector Group Ltd.	2,219	37

		145

Airlines - 0.6%
Alaska Air Group, Inc.*	1,277	57
Allegiant Travel Co.	1,000	43
Hawaiian Holdings, Inc.*	635	3
JetBlue Airways Corp.*	8,500	47
Republic Airways Holdings, Inc.*	549	3
Skywest, Inc.	2,745	34

		187

Apparel - 1.8%
American Apparel, Inc.*	854	2
Carter’s, Inc.*	2,065	54
Cherokee, Inc.	200	3
Columbia Sportswear Co.	900	42
Deckers Outdoor Corp.*	400	57
G-III Apparel Group Ltd.*	152	3
Iconix Brand Group, Inc.*	3,353	48
K-Swiss, Inc., Class A*	840	9
Maidenform Brands, Inc.*	200	4
Oxford Industries, Inc.	991	21
Perry Ellis International, Inc.*	920	19
Quiksilver, Inc.*	1,176	4
Skechers U.S.A., Inc., Class A*	1,400	51
Steven Madden Ltd.*	856	27
Superior Uniform Group, Inc.	219	2
Timberland (The) Co., Class A*	2,385	39
True Religion Apparel, Inc.*	386	9
Under Armour, Inc., Class A*	1,638	54
Unifi, Inc.*	750	3
Volcom, Inc.*	582	11
Warnaco Group (The), Inc.*	1,608	58
Weyco Group, Inc.	219	5
Wolverine World Wide, Inc.	2,652	67

		592

Auto Manufacturers - 0.0%
Force Protection, Inc.*	1,236	5

Auto Parts & Equipment - 0.6%
American Axle & Manufacturing
Holdings, Inc.*	1,003	7
Amerigon, Inc.*	309	2
ArvinMeritor, Inc.*	2,400	32
ATC Technology Corp.*	603	10
Cooper Tire & Rubber Co.	2,229	44
Dorman Products, Inc.*	319	7
Fuel Systems Solutions, Inc.*	500	13
Miller Industries, Inc.	300	4
Modine Manufacturing Co.*	1,180	9
Spartan Motors, Inc.	478	2

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Auto Parts & Equipment - 0.6% continued
Standard Motor Products, Inc.	500	$4
Superior Industries International, Inc.	750	10
Tenneco, Inc.*	1,757	37
Titan International, Inc.	943	9
Wonder Auto Technology, Inc.*	318	2

		192

Banks - 6.6%
1st Source Corp.	1,972	33
Alliance Bancorp, Inc. of Pennsylvania	249	2
Alliance Financial Corp.	62	2
American National Bankshares, Inc.	940	20
Ameris Bancorp*	295	3
Ames National Corp.	909	18
Arrow Financial Corp.	894	21
Banco Latinoamericano de Comercio Exterior S.A., Class E	825	10
Bancorp (The), Inc.*	500	4
Bancorp Rhode Island, Inc.	54	1
Bank Mutual Corp.	1,869	11
Bank of Marin Bancorp	64	2
Bank of South Carolina Corp.	186	2
Bank of the Ozarks, Inc.	500	18
Banner Corp.	472	1
Bar Harbor Bankshares	600	15
BCB Bancorp, Inc.	219	2
Berkshire Bancorp, Inc.*	329	2
Boston Private Financial Holdings, Inc.	927	6
Bryn Mawr Bank Corp.	184	3
Camden National Corp.	300	8
Capital City Bank Group, Inc.	1,410	17
Cardinal Financial Corp.	400	4
Cass Information Systems, Inc.	66	2
Cathay General Bancorp	2,722	28
Center Bancorp, Inc.	1,980	15
Centerstate Banks, Inc.	225	2
Century Bancorp, Inc., Class A	113	2
Chemical Financial Corp.	535	12
Citizens & Northern Corp.	244	3
City Holding Co.	941	26
CoBiz Financial, Inc.	578	4
Columbia Banking System, Inc.	1,156	21
Commercial National Financial Corp.	124	2
Community Bank System, Inc.	1,076	24
Community Trust Bancorp, Inc.	864	22
CVB Financial Corp.	2,122	20
Eagle Bancorp, Inc.*	1,410	17
East-West Bancorp, Inc.	2,500	38
Enterprise Bancorp, Inc.	210	2
Enterprise Financial Services Corp.	268	3
Farmers Capital Bank Corp.	217	1
Fidelity Southern Corp.*	548	4
Financial Institutions, Inc.	1,300	23
First Bancorp	300	4
First BanCorp Puerto Rico*	1,024	1
First Bancorp, Inc.	1,110	15
First Busey Corp.	392	2
First Community Bancshares, Inc.	1,600	23
First Financial Bankshares, Inc.	700	34
First Financial Corp.	995	26
First Financial Service Corp.	249	2
First Horizon National Corp. - Fractional Shares*	37,305	—
First Merchants Corp.	420	3
First Midwest Bancorp, Inc.	2,735	33
First of Long Island (The) Corp.	850	22
First South Bancorp, Inc.	164	2
FirstMerit Corp.	3,100	53
FNB Corp.	2,280	18
Fulton Financial Corp.	4,855	47
German American Bancorp, Inc.	144	2
Glacier Bancorp, Inc.	2,766	41
Great Southern Bancorp, Inc.	1,000	20
Guaranty Bancorp*	1,681	2
Hampton Roads Bankshares, Inc.*	1,055	1
Hancock Holding Co.	1,140	38
Hanmi Financial Corp.*	1,327	2
Hawthorn Bancshares, Inc.	171	2
Heartland Financial USA, Inc.	217	4
Heritage Financial Corp.*	210	3
IBERIABANK Corp.	675	35
Independent Bank Corp.	1,210	30
International Bancshares Corp.	1,881	31
Jeffersonville Bancorp	219	2
Lakeland Bancorp, Inc.	2,343	20
Lakeland Financial Corp.	368	7
MainSource Financial Group, Inc.	402	3
MB Financial, Inc.	400	7
Merchants Bancshares, Inc.	861	19
Metro Bancorp, Inc.*	280	3

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Banks - 6.6% continued
Middleburg Financial Corp.	900	$12
Midsouth Bancorp, Inc.	262	3
MidWestOne Financial Group, Inc.	168	3
Nara Bancorp, Inc.*	318	3
National Bankshares, Inc.	654	16
NBT Bancorp, Inc.	1,665	34
Northrim BanCorp, Inc.	1,024	16
Norwood Financial Corp.	667	17
Ohio Valley Banc Corp.	833	14
Old National Bancorp	3,249	34
Old Second Bancorp, Inc.	440	1
Oriental Financial Group, Inc.	950	12
Orrstown Financial Services, Inc.	600	13
Pacific Capital Bancorp N.A.*	1,249	1
Pacific Continental Corp.	280	3
PacWest Bancorp	817	15
Park National Corp.	717	47
Peapack Gladstone Financial Corp.	225	3
Peoples Bancorp, Inc.	300	4
Peoples Financial Corp.	124	1
Pinnacle Financial Partners, Inc.*	1,600	20
Popular, Inc.*	3,044	8
Porter Bancorp, Inc.	217	3
Premier Financial Bancorp, Inc.	328	3
PrivateBancorp, Inc.	1,717	19
Prosperity Bancshares, Inc.	1,396	48
QCR Holdings, Inc.	221	2
Renasant Corp.	738	11
Republic Bancorp, Inc., Class A	519	12
Republic First Bancorp, Inc.*	510	1
S&T Bancorp, Inc.	1,680	33
S.Y. Bancorp, Inc.	935	21
Sandy Spring Bancorp, Inc.	1,400	20
Santander BanCorp*	2,136	27
Savannah Bancorp (The), Inc.	217	2
SCBT Financial Corp.	645	23
Seacoast Banking Corp. of Florida*	1,474	2
Shore Bancshares, Inc.	300	3
Sierra Bancorp	300	3
Signature Bank*	1,232	47
Simmons First National Corp., Class A	949	25
Smithtown Bancorp, Inc.	667	2
Southern National Bancorp of Virginia, Inc.*	217	2
Southside Bancshares, Inc.	945	18
Southwest Bancorp, Inc.	294	4
State Bancorp, Inc.	217	2
StellarOne Corp.	436	5
Sterling Bancorp	319	3
Suffolk Bancorp	219	7
Sun Bancorp, Inc.*	591	2
Susquehanna Bancshares, Inc.	4,300	36
SVB Financial Group*	1,177	48
Tompkins Financial Corp.	317	12
Tower Bancorp, Inc.	500	11
TowneBank	524	8
Trico Bancshares	1,065	18
TrustCo Bank Corp. NY	3,120	17
Trustmark Corp.	2,250	47
UMB Financial Corp.	1,681	60
Umpqua Holdings Corp.	1,100	13
Union First Market Bankshares Corp.	300	4
United Bancorp, Inc.	219	2
United Bankshares, Inc.	1,962	47
United Community Banks, Inc.*	592	2
Univest Corp. of Pennsylvania	200	3
Wainwright Bank & Trust Co.	219	4
Washington Banking Co.	210	3
Washington Trust Bancorp, Inc.	1,247	21
Webster Financial Corp.	2,200	39
WesBanco, Inc.	886	15
West Bancorporation, Inc.*	384	3
Westamerica Bancorporation, Inc.	1,165	61
Western Alliance Bancorp*	584	4
Wilber Corp.	329	2
Wilmington Trust Corp.	2,450	27
Wilshire Bancorp, Inc.	250	2
Wintrust Financial Corp.	990	33
Yadkin Valley Financial Corp.	752	2

		2,207

Beverages - 0.2%
Boston Beer Co., Inc., Class A*	300	20
Coca-Cola Bottling Co. Consolidated	586	28
Farmer Bros. Co.	604	9
National Beverage Corp.	1,057	13
Peet’s Coffee & Tea, Inc.*	338	14

		84

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Biotechnology - 1.4%
Acorda Therapeutics, Inc.*	1,327	$41
Affymax, Inc.*	628	4
American Oriental Bioengineering, Inc.*	1,076	3
Arena Pharmaceuticals, Inc.*	1,774	6
Ariad Pharmaceuticals, Inc.*	715	2
Arqule, Inc.*	723	3
ARYx Therapeutics, Inc.*	830	—
BioCryst Pharmaceuticals, Inc.*	386	2
Cambrex Corp.*	1,494	5
Celldex Therapeutics, Inc.*	1,077	5
Chelsea Therapeutics International, Inc.*	828	2
Clinical Data, Inc.*	400	5
Cubist Pharmaceuticals, Inc.*	2,201	45
Curis, Inc.*	744	1
Cytokinetics, Inc.*	1,200	3
Emergent Biosolutions, Inc.*	1,200	20
Enzo Biochem, Inc.*	571	2
Enzon Pharmaceuticals, Inc.*	4,702	50
Exelixis, Inc.*	4,960	17
Geron Corp.*	2,700	14
GTx, Inc.*	625	2
Harvard Bioscience, Inc.*	783	3
Idera Pharmaceuticals, Inc.*	600	2
Immunomedics, Inc.*	881	3
Incyte Corp. Ltd.*	2,564	28
InterMune, Inc.*	1,200	11
Lexicon Pharmaceuticals, Inc.*	713	1
Ligand Pharmaceuticals, Inc., Class B*	1,263	2
Maxygen, Inc.*	1,082	6
Medicines (The) Co.*	1,612	12
Micromet, Inc.*	373	2
Momenta Pharmaceuticals, Inc.*	1,974	24
Nanosphere, Inc.*	654	3
Novavax, Inc.*	1,010	2
NPS Pharmaceuticals, Inc.*	880	6
OncoGenex Pharmaceutical, Inc.*	200	3
PDL BioPharma, Inc.	4,904	28
Peregrine Pharmaceuticals, Inc.*	815	2
Protalix BioTherapeutics, Inc.*	1,300	8
Regeneron Pharmaceuticals, Inc.*	1,472	33
Repligen Corp.*	746	2
RTI Biologics, Inc.*	1,449	4
Sangamo Biosciences, Inc.*	1,311	5
Seattle Genetics, Inc.*	1,092	13
Sequenom, Inc.*	1,700	10
StemCells, Inc.*	2,139	2
SuperGen, Inc.*	642	1
Vical, Inc.*	756	2
Zymogenetics, Inc.*	842	4

		454

Building Materials - 0.8%
AAON, Inc.	484	11
Apogee Enterprises, Inc.	911	10
Builders FirstSource, Inc.*	747	2
Comfort Systems USA, Inc.	2,456	24
Drew Industries, Inc.*	2,201	44
Eagle Materials, Inc.	587	15
Gibraltar Industries, Inc.*	582	6
Interline Brands, Inc.*	2,132	37
Louisiana-Pacific Corp.*	3,500	23
LSI Industries, Inc.	428	2
NCI Building Systems, Inc.*	93	1
Quanex Building Products Corp.	1,144	20
Simpson Manufacturing Co., Inc.	1,700	42
Trex Co., Inc.*	294	6
Universal Forest Products, Inc.	500	15

		258

Chemicals - 2.5%
A. Schulman, Inc.	1,834	35
Aceto Corp.	503	3
American Vanguard Corp.	328	3
Arch Chemicals, Inc.	1,333	41
Balchem Corp.	800	20
Cabot Corp.	1,300	31
Ferro Corp.*	1,190	9
Georgia Gulf Corp.*	800	11
H.B. Fuller Co.	2,474	47
Hawkins, Inc.	326	8
Innophos Holdings, Inc.	546	14
Innospec, Inc.*	2,041	19
KMG Chemicals, Inc.	900	13
Landec Corp.*	546	3
Minerals Technologies, Inc.	763	36
NewMarket Corp.	690	60
Olin Corp.	2,862	52
OM Group, Inc.*	1,100	26
Omnova Solutions, Inc.*	1,600	13

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Chemicals - 2.5% continued
PolyOne Corp.*	3,600	$30
Quaker Chemical Corp.	1,253	34
Rockwood Holdings, Inc.*	1,699	39
Sensient Technologies Corp.	1,789	46
ShengdaTech, Inc.*	1,407	7
Solutia, Inc.*	897	12
Spartech Corp.*	1,089	11
Stepan Co.	708	48
Symyx Technologies, Inc.*	589	3
W.R. Grace & Co.*	3,152	66
Westlake Chemical Corp.	2,535	47
Zep, Inc.	1,329	23
Zoltek Cos., Inc.*	862	7

		817

Coal - 0.1%
International Coal Group, Inc.*	2,108	8
James River Coal Co.*	690	11
Westmoreland Coal Co.*	245	2

		21

Commercial Services - 6.4%
ABM Industries, Inc.	1,889	40
Administaff, Inc.	659	16
Advance America Cash Advance Centers, Inc.	1,461	6
Advisory Board (The) Co.*	968	42
Albany Molecular Research, Inc.*	1,029	5
American Public Education, Inc.*	500	22
American Reprographics Co.*	1,093	10
Arbitron, Inc.	1,601	41
Asset Acceptance Capital Corp.*	370	2
Barrett Business Services, Inc.	300	4
Capella Education Co.*	460	37
Cardtronics, Inc.*	300	4
CBIZ, Inc.*	3,175	20
CDI Corp.	484	8
Cenveo, Inc.*	1,223	7
Chemed Corp.	1,379	75
Coinstar, Inc.*	1,227	53
Consolidated Graphics, Inc.*	400	17
Convergys Corp.*	524	5
Corinthian Colleges, Inc.*	2,360	23
Cornell Cos., Inc.*	553	15
Corporate Executive Board (The) Co.	494	13
Corvel Corp.*	905	31
CoStar Group, Inc.*	907	35
CPI Corp.	300	7
CRA International, Inc.*	1,090	21
Cross Country Healthcare, Inc.*	911	8
Deluxe Corp.	2,040	38
Diamond Management & Technology Consultants, Inc.	725	7
Dollar Financial Corp.*	1,147	23
Dollar Thrifty Automotive Group, Inc.*	1,000	43
DynCorp International, Inc., Class A*	1,205	21
Electro Rent Corp.	751	10
Emergency Medical Services Corp., Class A*	442	22
ExlService Holdings, Inc.*	1,499	26
Forrester Research, Inc.*	1,531	46
Franklin Covey Co.*	364	2
Gartner, Inc.*	3,715	86
Geo Group (The), Inc.*	2,700	56
Global Cash Access Holdings, Inc.*	1,718	12
Great American Group, Inc.*	500	1
Great Lakes Dredge & Dock Corp.	1,334	8
H&E Equipment Services, Inc.*	770	6
Hackett Group (The), Inc.*	895	3
Healthcare Services Group, Inc.	2,090	40
Hill International, Inc.*	464	2
HMS Holdings Corp.*	1,154	63
Huron Consulting Group, Inc.*	580	11
ICF International, Inc.*	294	7
Information Services Group, Inc.*	1,020	2
Integramed America, Inc.*	376	3
Intersections, Inc.*	439	2
Jackson Hewitt Tax Service, Inc.*	1,074	1
K12, Inc.*	500	11
Kelly Services, Inc., Class A*	1,799	27
Kendle International, Inc.*	1,200	14
Kforce, Inc.*	2,001	25
Landauer, Inc.	269	16
Learning Tree International, Inc.*	217	2
Live Nation Entertainment, Inc.*	3,300	34
Mac-Gray Corp.	315	3
MAXIMUS, Inc.	1,272	74
McGrath Rentcorp	1,511	34
Medifast, Inc.*	200	5
Midas, Inc.*	300	2
MoneyGram International, Inc.*	636	2

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Commercial Services - 6.4% continued
Monro Muffler Brake, Inc.	513	$20
Multi-Color Corp.	201	2
National Research Corp.	209	5
Navigant Consulting, Inc.*	2,533	26
Net 1 UEPS Technologies, Inc.*	2,300	31
Nobel Learning Communities, Inc.*	408	2
Odyssey Marine Exploration, Inc.*	1,288	1
On Assignment, Inc.*	416	2
Parexel International Corp.*	1,700	37
PDI, Inc.*	304	3
PHH Corp.*	2,481	47
Pre-Paid Legal Services, Inc.*	900	41
Princeton Review, Inc.*	661	2
Providence Service (The) Corp.*	225	3
QC Holdings, Inc.	469	2
Rent-A-Center, Inc.*	1,887	38
Resources Connection, Inc.*	2,271	31
Rewards Network, Inc.	192	3
Rollins, Inc.	3,000	62
RSC Holdings, Inc.*	2,105	13
SFN Group, Inc.*	4,216	23
Sotheby’s	2,200	50
Standard Parking Corp.*	1,688	27
StarTek, Inc.*	368	1
Steiner Leisure Ltd.*	519	20
Stewart Enterprises, Inc., Class A	1,593	9
SuccessFactors, Inc.*	1,815	38
Team, Inc.*	375	5
TeleTech Holdings, Inc.*	2,518	32
TNS, Inc.*	917	16
Transcend Services, Inc.*	164	2
Universal Technical Institute, Inc.	579	14
Valassis Communications, Inc.*	2,125	67
Viad Corp.	675	12
Volt Information Sciences, Inc.*	749	6
Wright Express Corp.*	2,300	68

		2,118

Computers - 2.1%
3D Systems Corp.*	245	3
Agilysys, Inc.	986	7
Astro-Med, Inc.	474	3
CACI International, Inc., Class A*	995	42
CIBER, Inc.*	2,240	6
Cogo Group, Inc.*	500	3
Compellent Technologies, Inc.*	900	11
Computer Task Group, Inc.*	982	6
Cray, Inc.*	469	3
Datalink Corp.*	525	2
Digimarc Corp.*	900	17
Dynamics Research Corp.*	300	3
eLoyalty Corp.*	600	4
iGate Corp.	991	13
Imation Corp.*	979	9
Immersion Corp.*	750	4
Insight Enterprises, Inc.*	2,620	35
Integral Systems, Inc.*	326	2
Isilon Systems, Inc.*	414	5
Jack Henry & Associates, Inc.	2,798	67
LivePerson, Inc.*	786	5
Manhattan Associates, Inc.*	1,364	38
Mentor Graphics Corp.*	2,412	21
Mercury Computer Systems, Inc.*	770	9
MTS Systems Corp.	1,469	43
Ness Technologies, Inc.*	529	2
Netezza Corp.*	1,195	16
Netscout Systems, Inc.*	900	13
PAR Technology Corp.*	319	2
Quantum Corp.*	5,400	10
Radiant Systems, Inc.*	800	12
Radisys Corp.*	326	3
Rimage Corp.*	146	2
Riverbed Technology, Inc.*	1,868	52
Silicon Graphics International Corp.*	592	4
SRA International, Inc., Class A*	2,342	46
STEC, Inc.*	1,500	19
Stratasys, Inc.*	560	14
Super Micro Computer, Inc.*	210	3
SYKES Enterprises, Inc.*	1,782	25
Synaptics, Inc.*	1,712	47
Syntel, Inc.	1,483	50
TechTeam Global, Inc.*	374	2
Tier Technologies, Inc., Class B*	350	2
Transact Technologies, Inc.*	328	2
Unisys Corp.*	871	16
Virtusa Corp.*	317	3

		706

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	645	10

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Cosmetics/Personal Care - 0.1% continued
Inter Parfums, Inc.	580	$8
Revlon, Inc.*	200	2

		20

Distribution/Wholesale - 1.5%
Beacon Roofing Supply, Inc.*	2,467	44
BlueLinx Holdings, Inc.*	896	2
BMP Sunstone Corp.*	484	2
Brightpoint, Inc.*	1,947	14
Chindex International, Inc.*	1,799	22
Core-Mark Holding Co., Inc.*	100	3
GTSI Corp.*	329	2
Houston Wire & Cable Co.	710	8
MWI Veterinary Supply, Inc.*	362	18
Owens & Minor, Inc.	2,875	82
Pool Corp.	2,340	51
Rentrak Corp.*	312	8
Scansource, Inc.*	1,700	42
School Specialty, Inc.*	1,310	24
Titan Machinery, Inc.*	300	4
United Stationers, Inc.*	1,280	70
Watsco, Inc.	918	53
Watsco, Inc., Class B	100	6
WESCO International, Inc.*	1,368	46

		501

Diversified Financial Services - 2.0%
BGC Partners, Inc., Class A	695	4
Calamos Asset Management, Inc., Class A	668	6
California First National Bancorp	529	6
Cohen & Co., Inc.*	301	1
CompuCredit Holdings Corp.	2,427	10
Credit Acceptance Corp.*	1,104	54
Diamond Hill Investment Group, Inc.	100	6
Doral Financial Corp.*	838	2
Duff & Phelps Corp., Class A	474	6
Encore Capital Group, Inc.*	1,532	32
Epoch Holding Corp.	290	4
Evercore Partners, Inc., Class A	832	19
FBR Capital Markets Corp.*	1,596	5
First Marblehead (The) Corp.*	572	1
GAMCO Investors, Inc., Class A	875	33
GFI Group, Inc.	3,650	20
Gleacher & Co., Inc.*	747	2
Interactive Brokers Group, Inc., Class A*	1,300	22
International Assets Holding Corp.*	1,423	23
Investment Technology Group, Inc.*	1,400	22
JMP Group, Inc.	321	2
Knight Capital Group, Inc., Class A*	3,000	41
MarketAxess Holdings, Inc.	1,670	23
MicroFinancial, Inc.	759	3
National Financial Partners Corp.*	2,360	23
Nelnet, Inc., Class A	2,118	41
NewStar Financial, Inc.*	585	4
Ocwen Financial Corp.*	1,811	18
optionsXpress Holdings, Inc.*	2,009	32
Penson Worldwide, Inc.*	704	4
Piper Jaffray Cos.*	909	29
Portfolio Recovery Associates, Inc.*	536	36
Pzena Investment Management, Inc., Class A	1,470	9
Sanders Morris Harris Group, Inc.	611	3
Siebert Financial Corp.*	879	2
Stifel Financial Corp.*	963	42
SWS Group, Inc.	900	8
Thomas Weisel Partners Group, Inc.*	675	4
TradeStation Group, Inc.*	1,125	8
U.S. Global Investors, Inc., Class A	400	2
Virtus Investment Partners, Inc.*	863	16
Westwood Holdings Group, Inc.	164	6
World Acceptance Corp.*	1,100	42

		676

Electric - 1.7%
Allete, Inc.	1,200	41
Avista Corp.	2,416	47
Black Hills Corp.	1,300	37
Central Vermont Public Service Corp.	1,294	26
Cleco Corp.	2,300	61
El Paso Electric Co.*	2,306	45
IDACORP, Inc.	1,600	53
Maine & Maritimes Corp.	355	16
MGE Energy, Inc.	955	34
NorthWestern Corp.	1,700	45
Pike Electric Corp.*	750	7
PNM Resources, Inc.	3,521	39
Portland General Electric Co.	2,100	39
Unisource Energy Corp.	1,516	46
Unitil Corp.	833	17

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Electric - 1.7% continued
US Geothermal, Inc.*	1,689	$1

		554

Electrical Components & Equipment - 1.0%
Advanced Battery Technologies, Inc.*	417	1
American Superconductor Corp.*	1,400	37
A-Power Energy Generation Systems Ltd.*	1,900	14
Belden, Inc.	1,942	43
China BAK Battery, Inc.*	500	1
Encore Wire Corp.	490	9
EnerSys*	2,030	43
Fushi Copperweld, Inc.*	326	3
GrafTech International Ltd.*	4,293	63
Graham Corp.	817	12
Harbin Electric, Inc.*	394	7
Insteel Industries, Inc.	654	8
Littelfuse, Inc.*	795	25
Nexxus Lighting, Inc.*	749	2
Orion Energy Systems, Inc.*	459	1
Powell Industries, Inc.*	400	11
Power-One, Inc.*	405	3
PowerSecure International, Inc.*	500	5
Satcon Technology Corp.*	974	3
SL Industries, Inc.*	374	4
Ultralife Corp.*	809	3
Universal Display Corp.*	1,300	23
Vicor Corp.*	873	11

		332

Electronics - 2.6%
American Science & Engineering, Inc.	310	24
Analogic Corp.	836	38
Badger Meter, Inc.	1,194	46
Bel Fuse, Inc., Class B	200	3
Benchmark Electronics, Inc.*	2,225	35
Brady Corp., Class A	2,054	51
Checkpoint Systems, Inc.*	2,183	38
China Security & Surveillance Technology, Inc.*	375	2
Cogent, Inc.*	3,118	28
CTS Corp.	900	8
CyberOptics Corp.*	362	4
Cymer, Inc.*	1,200	36
Daktronics, Inc.	1,252	9
DDi Corp.	499	4
Dionex Corp.*	900	67
Electro Scientific Industries, Inc.*	695	9
FEI Co.*	1,809	36
ICx Technologies, Inc.*	600	4
Identive Group, Inc.*	1,151	2
II-VI, Inc.*	1,089	32
Image Sensing Systems, Inc.*	264	4
LaBarge, Inc.*	300	3
Measurement Specialties, Inc.*	245	3
MEMSIC, Inc.*	780	2
Mesa Laboratories, Inc.	100	2
Methode Electronics, Inc.	2,624	26
Microvision, Inc.*	1,032	3
Mocon, Inc.	594	6
Multi-Fineline Electronix, Inc.*	440	11
Newport Corp.*	1,044	10
NVE Corp.*	144	6
OSI Systems, Inc.*	410	11
Park Electrochemical Corp.	524	13
Plexus Corp.*	1,628	44
Rofin-Sinar Technologies, Inc.*	1,783	37
Rogers Corp.*	1,175	33
Sparton Corp.*	329	2
Spectrum Control, Inc.*	474	7
SRS Labs, Inc.*	328	3
Stoneridge, Inc.*	393	3
Taser International, Inc.*	1,391	5
Technitrol, Inc.	768	3
Transcat, Inc.*	311	2
TTM Technologies, Inc.*	2,000	19
Vishay Intertechnology, Inc.*	1,226	10
Watts Water Technologies, Inc., Class A	1,514	43
Williams Controls, Inc.*	319	3
Woodward Governor Co.	2,700	69
X-Rite, Inc.*	836	3
Zygo Corp.*	400	3

		865

Energy - Alternate Sources - 0.1%
Ascent Solar Technologies, Inc.*	616	2
Comverge, Inc.*	245	2
FuelCell Energy, Inc.*	916	1
Green Plains Renewable Energy, Inc.*	217	2
Headwaters, Inc.*	1,700	5
Hoku Corp.*	1,065	3
REX American Resources Corp.*	489	8

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Energy - Alternate Sources - 0.1% continued
Syntroleum Corp.*	1,083	$2

		25

Engineering & Construction - 0.7%
Argan, Inc.*	133	1
Dycom Industries, Inc.*	1,083	9
EMCOR Group, Inc.*	2,266	53
ENGlobal Corp.*	980	2
Exponent, Inc.*	1,079	35
Granite Construction, Inc.	1,374	32
Insituform Technologies, Inc., Class A*	1,324	27
Integrated Electrical Services, Inc.*	571	2
Layne Christensen Co.*	571	14
MasTec, Inc.*	2,711	26
Michael Baker Corp.*	220	8
National Technical Systems, Inc.	384	3
Orion Marine Group, Inc.*	416	6
Stanley, Inc.*	438	16
Sterling Construction Co., Inc.*	200	3
VSE Corp.	200	6

		243

Entertainment - 0.6%
Bally Technologies, Inc.*	1,540	50
Bluegreen Corp.*	556	2
Carmike Cinemas, Inc.*	395	2
Churchill Downs, Inc.	382	13
Cinemark Holdings, Inc.	2,300	30
Dover Downs Gaming & Entertainment, Inc.	621	2
Empire Resorts, Inc.*	1,055	2
Great Wolf Resorts, Inc.*	934	2
Isle of Capri Casinos, Inc.*	899	8
Lakes Entertainment, Inc.*	1,308	2
National CineMedia, Inc.	1,691	28
Reading International, Inc., Class A*	422	2
Shuffle Master, Inc.*	1,055	8
Speedway Motorsports, Inc.	802	11
Vail Resorts, Inc.*	1,000	35

		197

Environmental Control - 0.7%
Calgon Carbon Corp.*	1,700	23
Clean Harbors, Inc.*	895	59
Darling International, Inc.*	1,857	14
EnergySolutions, Inc.	1,188	6
Fuel Tech, Inc.*	474	3
Heritage-Crystal Clean, Inc.*	219	2
Metalico, Inc.*	472	2
Met-Pro Corp.	300	3
Mine Safety Appliances Co.	1,286	32
Perma-Fix Environmental Services*	1,362	2
Tetra Tech, Inc.*	2,732	54
TRC Cos., Inc.*	714	2
US Ecology, Inc.	349	5
Waste Services, Inc.*	1,150	13

		220

Food - 2.4%
American Dairy, Inc.*	100	2
American Italian Pasta Co., Class A*	523	28
Arden Group, Inc., Class A	109	9
B&G Foods, Inc., Class A	245	3
Bridgford Foods Corp.	186	3
Calavo Growers, Inc.	200	4
Cal-Maine Foods, Inc.	496	16
Chiquita Brands International, Inc.*	2,236	27
Diamond Foods, Inc.	726	30
Golden Enterprises, Inc.	686	2
Hain Celestial Group (The), Inc.*	1,922	39
HQ Sustainable Maritime Industries, Inc.*	368	2
Imperial Sugar Co.	200	2
Ingles Markets, Inc., Class A	225	3
J&J Snack Foods Corp.	1,071	45
Lancaster Colony Corp.	880	47
Lance, Inc.	735	12
Lifeway Foods, Inc.*	100	1
M&F Worldwide Corp.*	700	19
Nash Finch Co.	500	17
Ruddick Corp.	1,651	51
Sanderson Farms, Inc.	967	49
Seaboard Corp.	100	151
Seneca Foods Corp., Class A*	100	3
Smart Balance, Inc.*	540	2
Spartan Stores, Inc.	823	11
Tootsie Roll Industries, Inc.	1,767	42
TreeHouse Foods, Inc.*	1,575	72
United Natural Foods, Inc.*	1,808	54
Village Super Market, Class A	474	12
Weis Markets, Inc.	1,259	41

		799

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Forest Products & Paper - 0.6%
Boise, Inc.*	1,790	$10
Buckeye Technologies, Inc.*	1,362	14
Clearwater Paper Corp.*	570	31
KapStone Paper and Packaging Corp.*	349	4
Neenah Paper, Inc.	1,050	19
Orchids Paper Products Co.*	200	3
P.H. Glatfelter Co.	1,503	16
Potlatch Corp.	900	32
Schweitzer-Mauduit International, Inc.	1,082	55
Wausau Paper Corp.*	1,350	9

		193

Gas - 1.5%
Chesapeake Utilities Corp.	490	15
Delta Natural Gas Co., Inc.	54	2
Laclede Group (The), Inc.	400	13
New Jersey Resources Corp.	1,972	69
Nicor, Inc.	2,118	86
Northwest Natural Gas Co.	1,070	47
Piedmont Natural Gas Co., Inc.	3,093	78
RGC Resources, Inc.	354	11
South Jersey Industries, Inc.	1,202	52
Southwest Gas Corp.	1,812	53
WGL Holdings, Inc.	2,000	68

		494

Hand/Machine Tools - 0.5%
Baldor Electric Co.	1,673	60
Franklin Electric Co., Inc.	1,167	34
Regal-Beloit Corp.	1,100	61

		155

Healthcare - Products - 4.8%
Abaxis, Inc.*	1,171	25
ABIOMED, Inc.*	880	9
Affymetrix, Inc.*	2,384	14
Align Technology, Inc.*	2,680	40
Allied Healthcare Products*	439	1
Alphatec Holdings, Inc.*	585	3
American Medical Alert Corp.	317	2
American Medical Systems Holdings, Inc.*	2,655	59
Atrion Corp.	54	7
ATS Medical, Inc.*	1,044	4
Biolase Technology, Inc.*	987	1
BioMimetic Therapeutics, Inc.*	648	7
BioSphere Medical, Inc.*	706	3
Bovie Medical Corp.*	383	1
Bruker Corp.*	5,871	71
Cantel Medical Corp.	895	15
Cardiac Science Corp.*	941	1
CardioNet, Inc.*	540	3
Cardiovascular Systems, Inc.*	507	2
Cepheid, Inc.*	2,705	43
Conceptus, Inc.*	1,807	28
Conmed Corp.*	1,600	30
Cooper (The) Cos., Inc.	400	16
CryoLife, Inc.*	422	2
Cutera, Inc.*	1,839	17
Cyberonics, Inc.*	618	15
Cynosure, Inc., Class A*	326	4
Daxor Corp.	164	2
DexCom, Inc.*	835	10
Endologix, Inc.*	1,623	7
ev3, Inc.*	3,370	76
Exactech, Inc.*	441	8
Female Health (The) Co.	360	2
Greatbatch, Inc.*	778	17
Haemonetics Corp.*	1,131	61
Hanger Orthopedic Group, Inc.*	901	16
Hansen Medical, Inc.*	683	1
Hill-Rom Holdings, Inc.	1,200	37
ICU Medical, Inc.*	517	17
Immucor, Inc.*	3,063	58
Insulet Corp.*	752	11
Integra LifeSciences Holdings Corp.*	1,281	47
Invacare Corp.	1,900	39
IRIS International, Inc.*	1,802	18
Kensey Nash Corp.*	390	9
LCA-Vision, Inc.*	2,600	14
Luminex Corp.*	1,167	19
MAKO Surgical Corp.*	231	3
Masimo Corp.	2,034	48
Medical Action Industries, Inc.*	2,332	28
MELA Sciences, Inc.*	668	5
Merge Healthcare, Inc.*	738	2
Meridian Bioscience, Inc.	1,736	30
Merit Medical Systems, Inc.*	1,064	17
Micrus Endovascular Corp.*	1,050	22
National Dentex Corp.*	217	4
NuVasive, Inc.*	1,234	44

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Healthcare - Products - 4.8% continued
NxStage Medical, Inc.*	2,699	$40
OraSure Technologies, Inc.*	1,311	6
Orthofix International N.V.*	495	16
Orthovita, Inc.*	706	1
Palomar Medical Technologies, Inc.*	792	9
PSS World Medical, Inc.*	2,650	56
Quidel Corp.*	2,244	28
Rochester Medical Corp.*	453	4
Rockwell Medical Technologies, Inc.*	416	2
Sirona Dental Systems, Inc.*	2,100	73
Somanetics Corp.*	408	10
Span-America Medical Systems, Inc.	124	2
Spectranetics Corp.*	500	3
Stereotaxis, Inc.*	800	3
STERIS Corp.	2,017	63
SurModics, Inc.*	750	12
Synovis Life Technologies, Inc.*	300	5
TomoTherapy, Inc.*	1,545	5
TranS1, Inc.*	771	2
United-Guardian, Inc.	164	2
Utah Medical Products, Inc.	66	2
Vascular Solutions, Inc.*	400	5
Vital Images, Inc.*	524	7
Volcano Corp.*	1,500	33
West Pharmaceutical Services, Inc.	1,366	50
Young Innovations, Inc.	817	23
Zoll Medical Corp.*	1,556	42

		1,599

Healthcare - Services - 2.8%
Air Methods Corp.*	362	11
Alliance HealthCare Services, Inc.*	1,845	8
Allied Healthcare International, Inc.*	914	2
Almost Family, Inc.*	726	25
Amedisys, Inc.*	1,359	60
America Service Group, Inc.	375	6
American Dental Partners, Inc.*	435	5
AMERIGROUP Corp.*	2,235	73
Amsurg Corp.*	1,762	31
Assisted Living Concepts, Inc., Class A*	375	11
Bio-Reference Labs, Inc.*	1,000	22
Capital Senior Living Corp.*	539	3
Centene Corp.*	2,320	50
Continucare Corp.*	1,967	7
Dynacq Healthcare, Inc.*	858	2
Emeritus Corp.*	980	16
Ensign Group (The), Inc.	500	8
Genoptix, Inc.*	500	9
Gentiva Health Services, Inc.*	1,417	38
Healthsouth Corp.*	3,416	64
Healthspring, Inc.*	2,615	41
IPC The Hospitalist Co., Inc.*	490	12
Kindred Healthcare, Inc.*	1,999	26
LHC Group, Inc.*	1,167	32
Magellan Health Services, Inc.*	1,679	61
Medcath Corp.*	408	3
Metropolitan Health Networks, Inc.*	1,303	5
Molina Healthcare, Inc.*	1,100	32
Nighthawk Radiology Holdings, Inc.*	900	2
NovaMed, Inc.*	188	2
Odyssey HealthCare, Inc.*	2,400	64
Psychiatric Solutions, Inc.*	2,000	65
RadNet, Inc.*	906	2
RehabCare Group, Inc.*	1,463	32
Skilled Healthcare Group, Inc., Class A*	980	7
Sun Healthcare Group, Inc.*	1,512	12
Sunrise Senior Living, Inc.*	1,192	3
Triple-S Management Corp., Class B*	1,317	24
U.S. Physical Therapy, Inc.*	1,406	24
Virtual Radiologic Corp.*	300	5
WellCare Health Plans, Inc.*	1,483	35

		940

Holding Companies - Diversified - 0.0%
Compass Diversified Holdings	687	9
Harbinger Group, Inc.*	274	2
Resource America, Inc., Class A	694	3

		14

Home Builders - 0.3%
Amrep Corp.*	300	4
Beazer Homes USA, Inc.*	625	2
Brookfield Homes Corp.*	274	2
Cavco Industries, Inc.*	78	3
Hovnanian Enterprises, Inc., Class A*	591	2
KB Home	427	5
M/I Homes, Inc.*	276	3
Nobility Homes, Inc.*	264	2
Palm Harbor Homes, Inc.*	1,124	2
Ryland Group, Inc.	1,700	27

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Home Builders - 0.3% continued
Skyline Corp.	124	$2
Thor Industries, Inc.	976	23
Winnebago Industries, Inc.*	1,565	15

		92

Home Furnishings - 0.6%
American Woodmark Corp.	394	7
Audiovox Corp., Class A*	349	2
DTS, Inc.*	636	21
Emerson Radio Corp.	544	1
Ethan Allen Interiors, Inc.	1,844	26
Flexsteel Industries, Inc.	201	2
Furniture Brands International, Inc.*	1,106	6
Hooker Furniture Corp.	234	2
Kimball International, Inc., Class B	1,268	7
La-Z-Boy, Inc.*	2,849	21
Sealy Corp.*	1,595	4
Stanley Furniture Co., Inc.*	400	2
Tempur-Pedic International, Inc.*	2,561	79
TiVo, Inc.*	3,352	25
Universal Electronics, Inc.*	369	6

		211

Household Products/Wares - 0.5%
ACCO Brands Corp.*	3,787	19
American Greetings Corp., Class A	1,653	31
Blyth, Inc.	266	9
Central Garden and Pet Co., Class A*	1,501	13
CSS Industries, Inc.	402	7
Ennis, Inc.	1,727	26
Oil-Dri Corp. of America	109	2
Prestige Brands Holdings, Inc.*	980	7
Standard Register (The) Co.	496	2
WD-40 Co.	1,320	44

		160

Housewares - 0.0%
Toro (The) Co.	200	10

Insurance - 3.9%
Alterra Capital Holdings Ltd.	2,183	41
American Equity Investment Life Holding Co.	1,446	15
American Physicians Capital, Inc.	600	19
American Physicians Service Group, Inc.	886	22
American Safety Insurance Holdings Ltd.*	1,090	17
AMERISAFE, Inc.*	703	12
Amtrust Financial Services, Inc.	1,545	19
Argo Group International Holdings Ltd.	736	23
Baldwin & Lyons, Inc., Class A	609	12
Baldwin & Lyons, Inc., Class B	1,241	26
Citizens, Inc.*	1,032	7
CNA Surety Corp.*	2,540	41
CNO Financial Group, Inc.*	6,094	30
Crawford & Co., Class B*	726	2
Delphi Financial Group, Inc., Class A	2,024	49
Donegal Group, Inc., Class A	580	7
Donegal Group, Inc., Class B	274	4
Eastern Insurance Holdings, Inc.	400	4
eHealth, Inc.*	1,714	20
EMC Insurance Group, Inc.	950	21
FBL Financial Group, Inc., Class A	641	14
First Acceptance Corp.*	1,066	2
First Mercury Financial Corp.	224	2
Flagstone Reinsurance Holdings S.A.	3,151	34
FPIC Insurance Group, Inc.*	939	24
GAINSCO, Inc.*	219	2
Greenlight Capital Re Ltd., Class A*	1,440	36
Hallmark Financial Services, Inc.*	317	3
Harleysville Group, Inc.	1,238	38
Horace Mann Educators Corp.	1,328	20
Independence Holding Co.	328	2
Infinity Property & Casualty Corp.	1,114	52
Investors Title Co.	71	2
Kansas City Life Insurance Co.	649	19
Life Partners Holdings, Inc.	87	2
Maiden Holdings Ltd.	86	1
Meadowbrook Insurance Group, Inc.	1,281	11
Mercer Insurance Group, Inc.	413	7
MGIC Investment Corp.*	4,041	28
Montpelier Re Holdings Ltd.	3,269	49
National Interstate Corp.	1,108	22
National Western Life Insurance Co., Class A	209	32
Navigators Group (The), Inc.*	1,054	43
NYMAGIC, Inc.	809	16
OneBeacon Insurance Group Ltd., Class A	1,433	21
Phoenix (The) Cos., Inc.*	2,441	5
Platinum Underwriters Holdings Ltd.	1,707	62
PMA Capital Corp., Class A*	451	3
PMI Group (The), Inc.*	1,017	3
Presidential Life Corp.	811	7

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Insurance - 3.9% continued
Primerica, Inc.*	342	$7
Primus Guaranty Ltd.*	688	3
ProAssurance Corp.*	957	54
RLI Corp.	1,081	57
Safety Insurance Group, Inc.	819	30
SeaBright Holdings, Inc.	400	4
Selective Insurance Group, Inc.	2,000	30
Stewart Information Services Corp.	1,790	16
Tower Group, Inc.	1,549	33
Unico American Corp.	219	2
United Fire & Casualty Co.	1,725	34
Unitrin, Inc.	1,733	44
Universal American Corp.*	2,600	37
Universal Insurance Holdings, Inc.	570	2

		1,306

Internet - 3.0%
1-800-FLOWERS.COM, Inc., Class A*	1,192	2
ActivIdentity Corp.*	1,079	2
Arbinet Corp.*	281	2
Art Technology Group, Inc.*	2,475	8
AsiaInfo Holdings, Inc.*	1,847	40
Blue Coat Systems, Inc.*	1,370	28
Blue Nile, Inc.*	483	23
Cogent Communications Group, Inc.*	2,634	20
comScore, Inc.*	1,031	17
CyberSource Corp.*	2,833	72
DealerTrack Holdings, Inc.*	2,466	41
Digital River, Inc.*	1,500	36
drugstore.com, Inc.*	1,057	3
Earthlink, Inc.	6,232	50
ePlus, Inc.*	1,400	24
Global Sources Ltd.*	857	7
GSI Commerce, Inc.*	1,323	38
Health Grades, Inc.*	969	6
Imergent, Inc.	500	2
Infospace, Inc.*	1,062	8
Internap Network Services Corp.*	1,330	6
Internet Brands, Inc., Class A*	1,010	10
Internet Capital Group, Inc.*	495	4
iPass, Inc.*	2,187	2
j2 Global Communications, Inc.*	1,963	43
Keynote Systems, Inc.	2,317	21
Lionbridge Technologies, Inc.*	927	4
Liquidity Services, Inc.*	769	10
LoopNet, Inc.*	941	12
ModusLink Global Solutions, Inc.*	2,617	16
Move, Inc.*	1,628	3
NIC, Inc.	1,800	12
NutriSystem, Inc.	1,000	23
Online Resources Corp.*	641	3
Openwave Systems, Inc.*	1,078	2
Orbitz Worldwide, Inc.*	402	1
Overstock.com, Inc.*	300	5
PC-Tel, Inc.*	468	2
Perficient, Inc.*	1,090	10
RealNetworks, Inc.*	4,030	13
S1 Corp.*	1,537	9
Saba Software, Inc.*	459	2
Safeguard Scientifics, Inc.*	436	5
Sapient Corp.	3,523	36
Shutterfly, Inc.*	504	12
SonicWALL, Inc.*	1,777	21
Sourcefire, Inc.*	975	18
Stamps.com, Inc.*	1,735	18
support.com, Inc.*	980	4
TechTarget, Inc.*	436	2
TeleCommunication Systems, Inc., Class A*	2,100	9
Terremark Worldwide, Inc.*	1,875	15
TIBCO Software, Inc.*	7,505	90
Travelzoo, Inc.*	1,225	15
United Online, Inc.	2,756	16
ValueClick, Inc.*	3,422	37
VASCO Data Security International, Inc.*	1,083	7
Vocus, Inc.*	900	14
Web.com Group, Inc.*	656	2
Websense, Inc.*	2,208	42
Zix Corp.*	1,162	3

		1,008

Investment Companies - 0.4%
Ampal American Israel Corp., Class A*	706	1
Apollo Investment Corp.	5,831	54
Arlington Asset Investment Corp.	200	4
BlackRock Kelso Capital Corp.	1,478	15
Capital Southwest Corp.	261	23
Gladstone Investment Corp.	417	2
Harris & Harris Group, Inc.*	500	2
Hercules Technology Growth Capital, Inc.	980	9
Kohlberg Capital Corp.	559	3

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Investment Companies - 0.4% continued
MCG Capital Corp.	1,619	$8
Medallion Financial Corp.	311	2
NGP Capital Resources Co.	338	2
PennantPark Investment Corp.	400	4
Prospect Capital Corp.	581	6
TICC Capital Corp.	500	4

		139

Iron/Steel - 0.1%
China Precision Steel, Inc.*	905	1
General Steel Holdings, Inc.*	623	1
Great Northern Iron Ore Properties	100	10
Shiloh Industries, Inc.*	549	5
Universal Stainless & Alloy*	940	15

		32

Leisure Time - 0.6%
Ambassadors Group, Inc.	300	3
Bowl America, Inc., Class A	164	2
Brunswick Corp.	3,100	39
Callaway Golf Co.	3,836	23
Interval Leisure Group, Inc.*	500	6
Johnson Outdoors, Inc., Class A*	164	2
Life Time Fitness, Inc.*	1,300	41
Marine Products Corp.*	929	5
Multimedia Games, Inc.*	571	3
Polaris Industries, Inc.	1,191	65
Town Sports International Holdings, Inc.*	1,132	3

		192

Lodging - 0.2%
Gaylord Entertainment Co.*	1,500	33
Marcus Corp.	838	8
Monarch Casino & Resort, Inc.*	319	3
Morgans Hotel Group Co.*	900	6
Red Lion Hotels Corp.*	419	2

		52

Machinery - Diversified - 1.1%
Alamo Group, Inc.	200	4
Altra Holdings, Inc.*	1,070	14
Applied Industrial Technologies, Inc.	2,257	57
Briggs & Stratton Corp.	2,208	38
Cascade Corp.	319	11
Chart Industries, Inc.*	571	9
Columbus McKinnon Corp.*	450	6
DXP Enterprises, Inc.*	300	5
Flow International Corp.*	781	2
Gorman-Rupp (The) Co.	546	14
Hurco Cos., Inc.*	368	5
Intermec, Inc.*	2,407	25
iRobot Corp.*	500	9
Kadant, Inc.*	264	5
Key Technology, Inc.*	164	2
Lindsay Corp.	500	16
Middleby Corp.*	918	49
NACCO Industries, Inc., Class A	200	18
Nordson Corp.	1,166	65
Sauer-Danfoss, Inc.*	768	9
Tecumseh Products Co., Class A*	436	5
Twin Disc, Inc.	219	3

		371

Media - 0.6%
CKX, Inc.*	2,067	10
Courier Corp.	234	3
Crown Media Holdings, Inc., Class A*	1,437	2
DG FastChannel, Inc.*	549	18
Dolan (The) Co.*	300	3
Fisher Communications, Inc.*	166	3
Journal Communications, Inc., Class A*	1,478	6
LIN TV Corp., Class A*	1,254	7
LodgeNet Interactive Corp.*	600	2
Martha Stewart Living Omnimedia, Inc., Class A*	958	5
Mediacom Communications Corp., Class A*	1,932	13
Meredith Corp.	800	25
Nexstar Broadcasting Group, Inc., Class A*	654	3
Outdoor Channel Holdings, Inc.*	436	2
Playboy Enterprises, Inc., Class B*	770	3
PRIMEDIA, Inc.	529	2
Saga Communications, Inc., Class A*	164	4
Scholastic Corp.	1,286	31
Sinclair Broadcast Group, Inc., Class A*	2,024	12
Value Line, Inc.	968	18
World Wrestling Entertainment, Inc., Class A	2,535	39

		211

Metal Fabrication/Hardware - 1.0%
A.M. Castle & Co.*	1,847	26

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Metal Fabrication/Hardware - 1.0% continued
Ampco-Pittsburgh Corp.	400	$8
CIRCOR International, Inc.	950	24
Dynamic Materials Corp.	326	5
Eastern (The) Co.	130	2
Furmanite Corp.*	553	2
Hawk Corp., Class A*	200	5
Haynes International, Inc.	423	13
Kaydon Corp.	1,308	43
L.B. Foster Co., Class A*	342	9
Ladish Co., Inc.*	200	5
Lawson Products, Inc.	109	2
Mueller Industries, Inc.	1,900	47
Mueller Water Products, Inc., Class A	6,234	23
Northwest Pipe Co.*	200	4
Olympic Steel, Inc.	900	21
Omega Flex, Inc.	201	3
RBC Bearings, Inc.*	1,452	42
Sun Hydraulics Corp.	274	6
Worthington Industries, Inc.	3,037	39

		329

Mining - 0.5%
AMCOL International Corp.	817	19
Brush Engineered Materials, Inc.*	613	12
General Moly, Inc.*	1,051	3
Horsehead Holding Corp.*	1,299	10
Kaiser Aluminum Corp.	595	21
Stillwater Mining Co.*	2,700	32
United States Lime & Minerals, Inc.*	500	19
Uranium Energy Corp.*	717	2
US Gold Corp.*	766	4
USEC, Inc.*	6,570	31

		153

Miscellaneous Manufacturing - 2.2%
A.O. Smith Corp.	1,117	54
Actuant Corp., Class A	1,988	37
Acuity Brands, Inc.	1,533	56
American Railcar Industries, Inc.*	219	3
Ameron International Corp.	400	24
AZZ, Inc.	416	15
Barnes Group, Inc.	2,136	35
Blount International, Inc.*	759	8
Ceradyne, Inc.*	1,617	35
Chase Corp.	169	2
China Fire & Security Group, Inc.*	250	2
CLARCOR, Inc.	1,789	64
Colfax Corp.*	902	9
EnPro Industries, Inc.*	800	23
ESCO Technologies, Inc.	1,217	31
Federal Signal Corp.	1,301	8
FreightCar America, Inc.	400	9
GP Strategies Corp.*	324	2
Griffon Corp.*	1,041	11
Hexcel Corp.*	4,165	65
Koppers Holdings, Inc.	735	17
LSB Industries, Inc.*	300	4
Matthews International Corp., Class A	1,561	46
Metabolix, Inc.*	750	11
Movado Group, Inc.*	618	7
Myers Industries, Inc.	1,226	10
NL Industries, Inc.	1,191	7
PMFG, Inc.*	745	11
Polypore International, Inc.*	800	18
Portec Rail Products, Inc.	133	1
Raven Industries, Inc.	999	34
Smith & Wesson Holding Corp.*	517	2
Standex International Corp.	362	9
Sturm Ruger & Co., Inc.	2,447	35
Tredegar Corp.	1,025	17
Trimas Corp.*	468	5

		727

Office Furnishings - 0.4%
Herman Miller, Inc.	2,024	38
HNI Corp.	1,968	55
Interface, Inc., Class A	1,424	15
Knoll, Inc.	2,544	34
Virco Manufacturing Corp.	649	2

		144

Oil & Gas - 2.2%
Alon USA Energy, Inc.	1,160	7
Approach Resources, Inc.*	400	3
Arena Resources, Inc.*	1,700	54
ATP Oil & Gas Corp.*	1,659	18
Berry Petroleum Co., Class A	2,184	56
Bill Barrett Corp.*	1,632	50
Brigham Exploration Co.*	2,903	45
Bronco Drilling Co., Inc.*	446	1

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Oil & Gas - 2.2% continued
Carrizo Oil & Gas, Inc.*	1,271	$20
Cheniere Energy, Inc.*	1,646	5
Clayton Williams Energy, Inc.*	375	16
Contango Oil & Gas Co.*	757	34
CREDO Petroleum Corp.*	300	2
CVR Energy, Inc.*	1,527	11
Delek US Holdings, Inc.	1,208	9
Delta Petroleum Corp.*	2,011	2
Endeavour International Corp.*	2,728	3
FX Energy, Inc.*	1,591	6
Georesources, Inc.*	201	3
GMX Resources, Inc.*	318	2
Gran Tierra Energy, Inc.*	800	4
Gulfport Energy Corp.*	2,667	32
Harvest Natural Resources, Inc.*	1,236	9
Hercules Offshore, Inc.*	1,942	5
Holly Corp.	1,663	44
Isramco, Inc.*	66	3
McMoRan Exploration Co.*	1,975	22
Northern Oil and Gas, Inc.*	1,975	25
Panhandle Oil and Gas, Inc., Class A	300	8
Penn Virginia Corp.	1,300	26
Petroleum Development Corp.*	1,300	33
Petroquest Energy, Inc.*	1,266	9
Pioneer Drilling Co.*	1,371	8
PrimeEnergy Corp.*	880	17
Rex Energy Corp.*	750	8
Rosetta Resources, Inc.*	1,700	34
Stone Energy Corp.*	1,112	12
Swift Energy Co.*	1,200	32
Texas Pacific Land Trust	500	13
Toreador Resources Corp.*	937	5
Vaalco Energy, Inc.	1,606	9
Warren Resources, Inc.*	1,018	3
Western Refining, Inc.*	1,250	6
Zion Oil & Gas, Inc.*	420	2

		716

Oil & Gas Services - 1.7%
Allis-Chalmers Energy, Inc.*	595	1
Basic Energy Services, Inc.*	932	7
Bolt Technology Corp.*	1,569	14
Boots & Coots, Inc.*	861	3
Cal Dive International, Inc.*	4,734	28
CARBO Ceramics, Inc.	1,137	82
Complete Production Services, Inc.*	2,521	36
Dawson Geophysical Co.*	402	9
Dril-Quip, Inc.*	1,482	65
Geokinetics, Inc.*	350	1
Global Industries Ltd.*	2,558	11
Gulf Island Fabrication, Inc.	349	5
Helix Energy Solutions Group, Inc.*	3,100	33
Hornbeck Offshore Services, Inc.*	1,475	22
ION Geophysical Corp.*	2,548	9
Key Energy Services, Inc.*	4,872	45
Lufkin Industries, Inc.	1,000	39
Matrix Service Co.*	1,083	10
Natural Gas Services Group, Inc.*	1,294	20
Newpark Resources, Inc.*	2,525	15
OYO Geospace Corp.*	186	9
RPC, Inc.	4,370	60
Superior Well Services, Inc.*	618	10
T-3 Energy Services, Inc.*	408	11
TGC Industries, Inc.*	516	2
Union Drilling, Inc.*	375	2
Willbros Group, Inc.*	1,226	9

		558

Packaging & Containers - 0.6%
AEP Industries, Inc.*	774	18
Graphic Packaging Holding Co.*	3,605	11
Rock-Tenn Co., Class A	1,786	89
Silgan Holdings, Inc.	2,918	83

		201

Pharmaceuticals - 2.2%
Acura Pharmaceuticals, Inc.*	1,214	3
Adolor Corp.*	1,272	1
Akorn, Inc.*	847	3
Alkermes, Inc.*	2,797	35
Allos Therapeutics, Inc.*	2,408	15
Amicus Therapeutics, Inc.*	691	2
Ardea Biosciences, Inc.*	200	4
Array Biopharma, Inc.*	951	3
Auxilium Pharmaceuticals, Inc.*	1,300	31
AVANIR Pharmaceuticals, Inc., Class A*	1,623	4
AVI BioPharma, Inc.*	1,004	2
Biodel, Inc.*	760	3
BioDelivery Sciences International, Inc.*	739	2
BioScrip, Inc.*	1,922	10

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Pharmaceuticals - 2.2% continued
Biospecifics Technologies Corp.*	100	$2
Caraco Pharmaceutical Laboratories Ltd.*	762	4
Catalyst Health Solutions, Inc.*	1,542	53
Clarient, Inc.*	1,068	3
Cypress Bioscience, Inc.*	605	1
Cytori Therapeutics, Inc.*	391	1
Depomed, Inc.*	563	2
Durect Corp.*	1,224	3
Dyax Corp.*	899	2
Idenix Pharmaceuticals, Inc.*	805	4
Impax Laboratories, Inc.*	2,100	40
Infinity Pharmaceuticals, Inc.*	450	3
ISTA Pharmaceuticals, Inc.*	592	1
Javelin Pharmaceuticals, Inc.*	1,498	3
Lannett Co., Inc.*	539	2
Mannatech, Inc.*	515	1
MAP Pharmaceuticals, Inc.*	463	6
Matrixx Initiatives, Inc.*	618	3
Medicis Pharmaceutical Corp., Class A	2,585	57
Medivation, Inc.*	1,087	10
Nabi Biopharmaceuticals*	2,033	11
Natural Alternatives International, Inc.*	274	2
Nature’s Sunshine Products, Inc.*	219	2
Nektar Therapeutics*	2,766	34
Neogen Corp.*	785	20
Neurocrine Biosciences, Inc.*	673	4
NeurogesX, Inc.*	274	2
Nutraceutical International Corp.*	637	10
Obagi Medical Products, Inc.*	675	8
Omega Protein Corp.*	356	1
Onyx Pharmaceuticals, Inc.*	2,075	45
Opko Health, Inc.*	3,600	8
Optimer Pharmaceuticals, Inc.*	575	5
Orexigen Therapeutics, Inc.*	962	4
Osiris Therapeutics, Inc.*	900	5
OXiGENE, Inc.*	1,619	1
Pain Therapeutics, Inc.*	1,486	8
Par Pharmaceutical Cos., Inc.*	1,580	41
Penwest Pharmaceuticals Co.*	936	3
Pharmasset, Inc.*	700	19
PharMerica Corp.*	980	14
Poniard Pharmaceuticals, Inc.*	1,547	1
Pozen, Inc.*	450	3
Progenics Pharmaceuticals, Inc.*	526	3
Salix Pharmaceuticals Ltd.*	1,800	70
Santarus, Inc.*	776	2
Schiff Nutrition International, Inc.	484	3
Sciclone Pharmaceuticals, Inc.*	792	2
SIGA Technologies, Inc.*	970	8
Spectrum Pharmaceuticals, Inc.*	600	2
Sucampo Pharmaceuticals, Inc., Class A*	753	3
Synta Pharmaceuticals Corp.*	668	2
Trimeris, Inc.*	1,065	2
USANA Health Sciences, Inc.*	500	18
Vanda Pharmaceuticals, Inc.*	300	2
Viropharma, Inc.*	2,800	31

		718

Pipelines - 0.0%
Crosstex Energy, Inc.*	1,210	8

Real Estate - 0.2%
American Realty Investors, Inc.*	219	2
Avatar Holdings, Inc.*	109	2
Consolidated-Tomoka Land Co.	639	18
Forestar Group, Inc.*	1,144	21
Hilltop Holdings, Inc.*	984	10
Kennedy-Wilson Holdings, Inc.*	737	7
Stratus Properties, Inc.*	219	2
Transcontinental Realty Investors, Inc.*	186	2
United Capital Corp.*	226	5

		69

Real Estate Investment Trusts - 5.5%
Acadia Realty Trust	870	15
Agree Realty Corp.	736	17
Alexander’s, Inc.	209	63
American Campus Communities, Inc.	1,700	46
Arbor Realty Trust, Inc.*	1,128	6
Ashford Hospitality Trust, Inc.*	6,130	45
Associated Estates Realty Corp.	700	9
BioMed Realty Trust, Inc.	3,703	60
Brandywine Realty Trust	4,475	48
BRT Realty Trust*	613	4
CapLease, Inc.	520	2
Capstead Mortgage Corp.	2,372	26
Care Investment Trust, Inc.	295	3
CBL & Associates Properties, Inc.	4,500	56
Cedar Shopping Centers, Inc.	594	4
Cogdell Spencer, Inc.	411	3

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Real Estate Investment Trusts - 5.5% continued
DiamondRock Hospitality Co.*	3,600	$30
Dynex Capital, Inc.	240	2
EastGroup Properties, Inc.	1,018	36
Education Realty Trust, Inc.	524	3
Entertainment Properties Trust	1,600	61
Equity Lifestyle Properties, Inc.	1,111	54
Equity One, Inc.	2,301	36
Extra Space Storage, Inc.	3,392	47
FelCor Lodging Trust, Inc.*	2,250	11
First Industrial Realty Trust, Inc.*	1,098	5
First Potomac Realty Trust	1,660	24
Getty Realty Corp.	800	18
Gladstone Commercial Corp.	1,286	21
Glimcher Realty Trust	712	4
Gramercy Capital Corp.*	825	1
Gyrodyne Co. of America, Inc.*	54	3
Healthcare Realty Trust, Inc.	2,095	46
Hersha Hospitality Trust	733	3
Highwoods Properties, Inc.	2,633	73
Home Properties, Inc.	1,177	53
HRPT Properties Trust	6,200	39
Invesco Mortgage Capital, Inc.	1,296	26
iStar Financial, Inc.*	3,323	15
Kilroy Realty Corp.	1,700	51
Kite Realty Group Trust	675	3
LaSalle Hotel Properties	2,400	49
LTC Properties, Inc.	1,180	29
Medical Properties Trust, Inc.	3,025	29
MFA Financial, Inc.	10,681	79
Mid-America Apartment Communities, Inc.	800	41
Mission West Properties, Inc.	373	3
Monmouth Real Estate Investment Corp., Class A	740	5
MPG Office Trust, Inc.*	815	2
National Health Investors, Inc.	1,135	44
National Retail Properties, Inc.	2,191	47
Newcastle Investment Corp.*	1,136	3
NorthStar Realty Finance Corp.	1,293	3
Omega Healthcare Investors, Inc.	2,433	48
One Liberty Properties, Inc.	294	4
Parkway Properties, Inc.	408	6
Pennsylvania Real Estate Investment Trust	1,471	18
PMC Commercial Trust	310	3
PS Business Parks, Inc.	810	45
RAIT Financial Trust*	1,356	3
Ramco-Gershenson Properties Trust	300	3
Redwood Trust, Inc.	2,970	43
Resource Capital Corp.	282	2
Saul Centers, Inc.	386	16
Starwood Property Trust, Inc.	650	11
Strategic Hotels & Resorts, Inc.*	1,878	8
Sun Communities, Inc.	1,944	50
Tanger Factory Outlet Centers, Inc.	1,262	52
UMH Properties, Inc.	300	3
Universal Health Realty Income Trust	478	15
Urstadt Biddle Properties, Inc.	164	2
Urstadt Biddle Properties, Inc., Class A	436	7
U-Store-It Trust	1,616	12
Walter Investment Management Corp.	218	4
Washington Real Estate Investment Trust	1,866	51
Winthrop Realty Trust	247	3

		1,815

Retail - 6.6%
99 Cents Only Stores*	2,545	38
AFC Enterprises, Inc.*	350	3
America’s Car-Mart, Inc.*	274	6
AnnTaylor Stores Corp.*	1,600	26
Asbury Automotive Group, Inc.*	1,825	19
Benihana, Inc., Class A*	571	3
Big 5 Sporting Goods Corp.	664	9
BJ’s Restaurants, Inc.*	586	14
Bob Evans Farms, Inc.	849	21
Books-A-Million, Inc.	375	2
Borders Group, Inc.*	635	1
Brown Shoe Co., Inc.	2,725	41
Buckle (The), Inc.	1,300	42
Buffalo Wild Wings, Inc.*	1,000	37
Build-A-Bear Workshop, Inc.*	648	4
Cabela’s, Inc.*	2,568	36
California Pizza Kitchen, Inc.*	676	10
Carrols Restaurant Group, Inc.*	468	2
Casey’s General Stores, Inc.	2,419	84
Cash America International, Inc.	1,318	45
Cato (The) Corp., Class A	1,144	25
CEC Entertainment, Inc.*	1,847	65
Cheesecake Factory (The), Inc.*	2,615	58
Children’s Place Retail Stores (The), Inc.*	1,300	57
Christopher & Banks Corp.	932	6
Citi Trends, Inc.*	400	13

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Retail - 6.6% continued
Collective Brands, Inc.*	2,481	$39
Conn’s, Inc.*	654	4
Cracker Barrel Old Country Store, Inc.	731	34
Denny’s Corp.*	726	2
Destination Maternity Corp.*	154	4
Dillard’s, Inc., Class A	2,633	57
DineEquity, Inc.*	574	16
Domino’s Pizza, Inc.*	2,432	27
Dress Barn (The), Inc.*	4,939	118
DSW, Inc., Class A*	1,644	37
Duckwall-ALCO Stores, Inc.*	264	4
Einstein Noah Restaurant Group, Inc.*	250	3
Finish Line (The), Inc., Class A	2,311	32
First Cash Financial Services, Inc.*	1,380	30
Fred’s, Inc., Class A	826	9
Frisch’s Restaurants, Inc.	1,026	21
Fuqi International, Inc.*	200	1
Gaiam, Inc., Class A	264	2
Golfsmith International Holdings, Inc.*	767	3
Group 1 Automotive, Inc.*	900	21
Gymboree Corp.*	1,100	47
Haverty Furniture Cos., Inc.	750	9
Haverty Furniture Cos., Inc., Class A	210	3
hhgregg, Inc.*	195	5
Hibbett Sports, Inc.*	1,627	39
HOT Topic, Inc.	1,112	6
Jack in the Box, Inc.*	2,388	46
Jo-Ann Stores, Inc.*	1,299	49
JOS. A. Bank Clothiers, Inc.*	1,118	60
Kenneth Cole Productions, Inc., Class A*	524	6
Kirkland’s, Inc.*	500	8
Krispy Kreme Doughnuts, Inc.*	1,100	4
Landry’s Restaurants, Inc.*	478	12
Lithia Motors, Inc., Class A	513	3
Luby’s, Inc.*	492	2
Lumber Liquidators Holdings, Inc.*	640	15
McCormick & Schmick’s Seafood Restaurants, Inc.*	359	3
Men’s Wearhouse (The), Inc.	2,000	37
New York & Co., Inc.*	782	2
Nu Skin Enterprises, Inc., Class A	2,319	58
O’Charleys, Inc.*	470	2
OfficeMax, Inc.*	2,273	30
P.F. Chang’s China Bistro, Inc.	1,227	49
Pacific Sunwear of California, Inc.*	2,647	8
Pantry (The), Inc.*	257	4
Papa John’s International, Inc.*	859	20
PC Connection, Inc.*	435	3
PC Mall, Inc.*	383	2
Penske Auto Group, Inc.*	3,200	36
Pep Boys - Manny, Moe & Jack (The)	2,708	24
PetMed Express, Inc.	980	17
Pier 1 Imports, Inc.*	1,670	11
Pricesmart, Inc.	394	9
Red Robin Gourmet Burgers, Inc.*	414	7
Regis Corp.	1,011	16
Retail Ventures, Inc.*	974	8
Rite Aid Corp.*	6,220	6
Rubio’s Restaurants, Inc.*	319	3
Ruby Tuesday, Inc.*	1,033	9
Rush Enterprises, Inc., Class A*	1,825	24
Ruth’s Hospitality Group Inc.*	1,100	5
Saks, Inc.*	700	5
Sally Beauty Holdings, Inc.*	4,443	36
Shoe Carnival, Inc.*	200	4
Sonic Automotive, Inc., Class A*	1,000	9
Sonic Corp.*	1,653	13
Sport Supply Group, Inc.	186	2
Stage Stores, Inc.	2,259	24
Stein Mart, Inc.*	1,134	7
Steinway Musical Instruments, Inc.*	154	3
Susser Holdings Corp.*	286	3
Syms Corp.*	321	2
Systemax, Inc.	1,435	22
Texas Roadhouse, Inc.*	3,333	42
Tractor Supply Co.	1,320	80
Tuesday Morning Corp.*	470	2
Ulta Salon Cosmetics & Fragrance, Inc.*	1,000	24
West Marine, Inc.*	312	3
Wet Seal (The), Inc., Class A*	899	3
World Fuel Services Corp.	2,926	76
Zale Corp.*	875	1
Zumiez, Inc.*	510	8

		2,207

Savings & Loans - 1.5%
Abington Bancorp, Inc.	810	7
BankFinancial Corp.	643	5
Beneficial Mutual Bancorp, Inc.*	3,202	32
Berkshire Hills Bancorp, Inc.	913	18

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Savings & Loans -1.5% continued
Brookline Bancorp, Inc.	1,791	$16
Brooklyn Federal Bancorp, Inc.	274	1
Cape Bancorp, Inc.*	374	3
Cheviot Financial Corp.	274	2
Chicopee Bancorp, Inc.*	300	4
Clifton Savings Bancorp, Inc.	1,001	9
Danvers Bancorp, Inc.	186	3
Dime Community Bancshares	974	12
ESB Financial Corp.	164	2
ESSA Bancorp, Inc.	300	4
First Clover Leaf Financial Corp.	274	2
First Defiance Financial Corp.	249	2
First Financial Holdings, Inc.	300	3
First Financial Northwest, Inc.	317	1
Flushing Financial Corp.	603	7
Fox Chase Bancorp, Inc.*	234	2
Heritage Financial Group	1,468	16
HF Financial Corp.	219	2
Hingham Institution for Savings	66	3
Home Federal Bancorp, Inc.	1,186	15
Investors Bancorp, Inc.*	1,100	14
Kearny Financial Corp.	3,006	28
Kentucky First Federal Bancorp	268	2
K-Fed Bancorp	335	3
Lake Shore Bancorp, Inc.	274	2
Legacy Bancorp, Inc.	332	3
LSB Corp.	186	2
Meridian Interstate Bancorp, Inc.*	255	3
Meta Financial Group, Inc.	154	5
MutualFirst Financial, Inc.	600	4
NASB Financial, Inc.	109	2
NewAlliance Bancshares, Inc.	4,120	46
Newport Bancorp, Inc.*	164	2
Northeast Community Bancorp, Inc.	329	2
Northfield Bancorp, Inc.	2,012	26
Northwest Bancshares, Inc.	3,404	39
OceanFirst Financial Corp.	1,838	22
Oritani Financial Corp.	1,496	15
Provident New York Bancorp	1,296	12
Prudential Bancorp, Inc. of Pennsylvania	400	2
Pulaski Financial Corp.	261	2
Rockville Financial, Inc.	280	3
Roma Financial Corp.	1,972	21
Rome Bancorp, Inc.	219	2
Severn Bancorp, Inc.	494	3
SI Financial Group, Inc.	384	2
Teche Holding Co.	54	2
TF Financial Corp.	109	2
United Community Bancorp	329	2
United Financial Bancorp, Inc.	1,328	18
ViewPoint Financial Group	439	6
Waterstone Financial, Inc.*	1,142	4
Westfield Financial, Inc.	790	7
WSFS Financial Corp.	225	8

		487

Semiconductors - 2.8%
Advanced Analogic Technologies, Inc.*	953	3
Amkor Technology, Inc.*	5,200	29
Anadigics, Inc.*	1,592	7
Brooks Automation, Inc.*	1,410	11
BTU International, Inc.*	800	5
Cabot Microelectronics Corp.*	1,090	38
Ceva, Inc.*	186	2
Cirrus Logic, Inc.*	3,828	60
Cohu, Inc.	479	6
Diodes, Inc.*	1,867	30
DSP Group, Inc.*	870	5
EMCORE Corp.*	2,014	2
Emulex Corp.*	4,072	37
Entegris, Inc.*	4,894	19
Entropic Communications, Inc.*	750	5
Exar Corp.*	3,914	27
Formfactor, Inc.*	2,000	22
Hittite Microwave Corp.*	1,131	51
Integrated Device Technology, Inc.*	2,702	13
International Rectifier Corp.*	2,086	39
IXYS Corp.*	859	8
Kopin Corp.*	2,331	8
Micrel, Inc.	3,500	36
Microsemi Corp.*	2,100	31
Microtune, Inc.*	1,159	2
MIPS Technologies, Inc.*	733	4
Monolithic Power Systems, Inc.*	1,540	27
Netlogic Microsystems, Inc.*	1,500	41
Pericom Semiconductor Corp.*	735	7
Photronics, Inc.*	600	3
PLX Technology, Inc.*	437	2
Power Integrations, Inc.	1,500	48

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Semiconductors - 2.8% continued
Rubicon Technology, Inc.*	1,064	$32
Rudolph Technologies, Inc.*	842	6
Semtech Corp.*	2,587	42
Silicon Image, Inc.*	974	3
Standard Microsystems Corp.*	564	13
Supertex, Inc.*	1,200	30
Teradyne, Inc.*	841	8
Tessera Technologies, Inc.*	2,400	38
TriQuint Semiconductor, Inc.*	5,184	32
Ultratech, Inc.*	654	11
Veeco Instruments, Inc.*	1,200	41
Virage Logic Corp.*	420	5
Volterra Semiconductor Corp.*	1,210	28
Zoran Corp.*	1,396	13

		930

Shipbuilding - 0.0%
Todd Shipyards Corp.	166	2

Software - 5.0%
Accelrys, Inc.*	683	4
ACI Worldwide, Inc.*	1,144	22
Actuate Corp.*	460	2
Acxiom Corp.*	2,677	39
Advent Software, Inc.*	1,078	51
American Software, Inc., Class A	942	4
Ariba, Inc.*	3,256	52
Artificial Life, Inc.*	2,300	2
Aspen Technology, Inc.*	3,890	42
athenahealth, Inc.*	1,599	42
Avid Technology, Inc.*	2,162	28
Bitstream, Inc., Class A*	311	2
Blackbaud, Inc.	1,837	40
Blackboard, Inc.*	1,187	44
Bowne & Co., Inc.	2,200	25
Callidus Software, Inc.*	703	2
China Information Security Technology, Inc.*	524	3
CommVault Systems, Inc.*	1,958	44
Computer Programs & Systems, Inc.	1,289	53
Concur Technologies, Inc.*	1,362	58
CSG Systems International, Inc.*	1,891	35
Deltek, Inc.*	1,229	10
DemandTec, Inc.*	600	4
Digi International, Inc.*	600	5
DivX, Inc.*	530	4
Double-Take Software, Inc.*	400	4
Ebix, Inc.*	2,312	36
Eclipsys Corp.*	2,735	49
Epicor Software Corp.*	1,717	14
EPIQ Systems, Inc.*	759	10
Fair Isaac Corp.	1,973	43
FalconStor Software, Inc.*	560	1
GSE Systems, Inc.*	500	2
infoGROUP, Inc.*	4,047	32
Informatica Corp.*	3,102	74
Innerworkings, Inc.*	428	3
Innodata Isogen, Inc.*	654	2
Interactive Intelligence, Inc.*	370	6
JDA Software Group, Inc.*	1,172	26
Lawson Software, Inc.*	7,800	57
Mantech International Corp., Class A*	1,300	55
Market Leader, Inc.*	1,144	2
MedAssets, Inc.*	795	18
Mediware Information Systems*	249	2
MicroStrategy, Inc., Class A*	400	30
Omnicell, Inc.*	1,005	12
OPNET Technologies, Inc.	1,500	22
Parametric Technology Corp.*	3,127	49
Peerless Systems Corp.*	921	2
Pegasystems, Inc.	1,151	37
Pervasive Software, Inc.*	524	3
Phase Forward, Inc.*	1,098	18
Phoenix Technologies Ltd.*	1,057	3
Progress Software Corp.*	1,400	42
PROS Holdings, Inc.*	365	2
QAD, Inc.*	436	2
Quality Systems, Inc.	874	51
Quest Software, Inc.*	3,601	65
Renaissance Learning, Inc.	791	12
RightNow Technologies, Inc.*	654	10
Schawk, Inc.	1,856	28
Seachange International, Inc.*	500	4
Smith Micro Software, Inc.*	2,400	23
Synchronoss Technologies, Inc.*	1,800	34
SYNNEX Corp.*	1,250	32
Taleo Corp., Class A*	1,266	31
Trident Microsystems, Inc.*	1,098	2
Tyler Technologies, Inc.*	1,940	30
Ulticom, Inc.*	219	2

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Software - 5.0% continued
Unica Corp.*	260	$3
VeriFone Systems, Inc.*	2,841	54

		1,656

Storage/Warehousing - 0.0%
Mobile Mini, Inc.*	868	14

Telecommunications - 3.6%
Acme Packet, Inc.*	2,305	62
ADPT Corp.*	8,895	26
ADTRAN, Inc.	1,749	48
Alaska Communications Systems Group, Inc.	1,047	9
Anaren, Inc.*	735	11
Anixter International, Inc.*	1,425	61
Applied Signal Technology, Inc.	417	8
Arris Group, Inc.*	4,800	49
Aruba Networks, Inc.*	3,700	53
Atheros Communications, Inc.*	1,943	53
Atlantic Tele-Network, Inc.	408	17
Aviat Networks, Inc.*	1,250	5
Aware, Inc.*	812	2
BigBand Networks, Inc.*	749	2
Black Box Corp.	437	12
Cbeyond, Inc.*	1,000	12
Ciena Corp.*	218	3
Cincinnati Bell, Inc.*	10,414	31
Communications Systems, Inc.	469	5
Comtech Telecommunications Corp.*	1,167	35
Consolidated Communications Holdings, Inc.	853	14
CPI International, Inc.*	1,317	21
EMS Technologies, Inc.*	186	3
Extreme Networks, Inc.*	2,029	5
General Communication, Inc., Class A*	1,412	11
GeoEye, Inc.*	604	19
Globecomm Systems, Inc.*	556	5
HickoryTech Corp.	811	5
Hughes Communications, Inc.*	374	9
ICO Global Communications Holdings Ltd.*	3,803	6
InterDigital, Inc.*	1,975	49
IPG Photonics Corp.*	1,144	17
Ixia*	3,180	27
Knology, Inc.*	874	10
KVH Industries, Inc.*	530	7
LogMeIn, Inc.*	700	18
Netgear, Inc.*	1,495	27
Network Equipment Technologies, Inc.*	1,013	4
Neutral Tandem, Inc.*	693	8
Novatel Wireless, Inc.*	3,076	18
NTELOS Holdings Corp.	1,704	29
Numerex Corp., Class A*	703	3
Oplink Communications, Inc.*	1,607	23
Opnext, Inc.*	500	1
PAETEC Holding Corp.*	2,765	9
Parkervision, Inc.*	1,411	2
Plantronics, Inc.	1,483	42
Powerwave Technologies, Inc.*	1,084	2
Preformed Line Products Co.	100	3
Premiere Global Services, Inc.*	2,335	15
RCN Corp.*	2,521	37
RF Micro Devices, Inc.*	8,138	32
Shenandoah Telecommunications Co.	658	12
ShoreTel, Inc.*	436	2
SureWest Communications*	691	4
Sycamore Networks, Inc.	750	12
Symmetricom, Inc.*	1,471	7
Syniverse Holdings, Inc.*	2,452	50
Tekelec*	2,924	39
Telestone Technologies Corp.*	800	7
Tessco Technologies, Inc.	493	8
USA Mobility, Inc.	1,333	17
UTStarcom, Inc.*	2,035	4
Viasat, Inc.*	1,285	42
Warwick Valley Telephone Co.	100	1

		1,190

Textiles - 0.2%
G&K Services, Inc., Class A	1,242	26
Unifirst Corp.	942	41

		67

Toys, Games & Hobbies - 0.1%
Jakks Pacific, Inc.*	1,083	16
Leapfrog Enterprises, Inc.*	1,382	5
RC2 Corp.*	435	7

		28

Transportation - 2.0%
Air Transport Services Group, Inc.*	1,194	6
Alexander & Baldwin, Inc.	1,489	44

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Transportation - 2.0% continued
American Commercial Lines, Inc.*	200	$5
Atlas Air Worldwide Holdings, Inc.*	804	38
Bristow Group, Inc.*	1,053	31
CAI International, Inc.*	219	3
Celadon Group, Inc.*	261	4
Covenant Transport Group, Inc., Class A*	630	4
DHT Holdings, Inc.	833	3
Dynamex, Inc.*	200	2
Eagle Bulk Shipping, Inc.*	442	2
Forward Air Corp.	899	24
Frozen Food Express Industries, Inc.*	548	2
Genesee & Wyoming, Inc., Class A*	1,572	59
Golar LNG Ltd.	1,600	16
Gulfmark Offshore, Inc., Class A*	667	17
Heartland Express, Inc.	3,298	48
Horizon Lines, Inc., Class A	630	3
HUB Group, Inc., Class A*	1,613	48
International Shipholding Corp.	61	1
Knight Transportation, Inc.	2,959	60
Knightsbridge Tankers Ltd.	1,548	27
Marten Transport Ltd.*	489	10
Nordic American Tanker Shipping	1,100	31
Old Dominion Freight Line, Inc.*	1,400	49
P.A.M. Transportation Services, Inc.*	316	5
Pacer International, Inc.*	834	6
Patriot Transportation Holding, Inc.*	100	8
PHI, Inc. (Non Voting)*	375	5
Providence and Worcester Railroad Co.	164	2
Saia, Inc.*	210	3
Ship Finance International Ltd.	2,400	43
TBS International PLC*	600	4
Teekay Tankers Ltd., Class A	326	4
Ultrapetrol Bahamas Ltd.*	580	3
Universal Truckload Services, Inc.*	144	2
USA Truck, Inc.*	244	4
Werner Enterprises, Inc.	2,302	50

		676

Trucking & Leasing - 0.2%
Aircastle Ltd.	1,576	12
AMERCO*	703	39
Greenbrier Cos., Inc.*	372	4
TAL International Group, Inc.	468	11
Textainer Group Holdings Ltd.	469	11
Willis Lease Finance Corp.*	274	3

		80

Water - 0.3%
Artesian Resources Corp., Class A	200	4
California Water Service Group	400	14
Connecticut Water Service, Inc.	249	5
Consolidated Water Co. Ltd.	1,650	19
Middlesex Water Co.	436	7
Pennichuck Corp.	109	2
SJW Corp.	1,048	25
Southwest Water Co.	1,232	13
York Water Co.	1,325	19

		108

Total Common Stocks (Cost $33,106)		32,852

RIGHTS - 0.0%
Hanmi Financial Corp.*	1,327	—

Total Rights (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.8%
U.S. Treasury Bill,
0.20%, 11/18/10(1)	$275	$275

Total Short-Term Investments (Cost $275)		275

Total Investments - 99.8% (Cost $33,381)		33,127

Other Assets less Liabilities - 0.2%		59

NET ASSETS -100.0%		$33,186

(1)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued	JUNE 30, 2010 (UNAUDITED)

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$33,381

Gross tax appreciation of investments	$2,298
Gross tax depreciation of investments	(2,552)

Net tax depreciation of investments	$(254)

At June 30, 2010, the Small Cap Core Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
Russell 2000 Mini	4	$243	Long	9/10	$(2)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Core Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Advertising	$55	$—	$—	$55
Aerospace/Defense	517	—	—	517
Agriculture	145	—	—	145
Airlines	187	—	—	187
Apparel	590	2	—	592
Auto Manufacturers	5	—	—	5
Auto Parts & Equipment	192	—	—	192
Banks	2,199	8	—	2,207
Beverages	84	—	—	84
Biotechnology	454	—	—	454
Building Materials	258	—	—	258
Chemicals	817	—	—	817
Coal	21	—	—	21
Commercial Services	2,118	—	—	2,118
Computers	706	—	—	706
Cosmetics/Personal Care	20	—	—	20
Distribution/Wholesale	501	—	—	501
Diversified Financial Services	674	2	—	676
Electric	554	—	—	554
Electrical Components & Equipment	332	—	—	332
Electronics	865	—	—	865
Energy - Alternate Sources	25	—	—	25
Engineering & Construction	243	—	—	243
Entertainment	197	—	—	197
Environmental Control	220	—	—	220
Food	799	—	—	799
Forest Products & Paper	193	—	—	193
Gas	492	2	—	494
Hand/Machine Tools	155	—	—	155
Healthcare - Products	1,596	3	—	1,599
Healthcare - Services	940	—	—	940
Holding Companies - Diversified	14	—	—	14
Home Builders	90	2	—	92
Home Furnishings	211	—	—	211
Household Products/Wares	160	—	—	160
Housewares	10	—	—	10
Insurance	1,300	6	—	1,306
Internet	1,006	2	—	1,008
Investment Companies	139	—	—	139
Iron/Steel	32	—	—	32
Leisure Time	192	—	—	192
Lodging	52	—	—	52
Machinery - Diversified	371	—	—	371
Media	211	—	—	211
Metal Fabrication/ Hardware	329	—	—	329
Mining	153	—	—	153
Miscellaneous Manufacturing	727	—	—	727
Office Furnishings	144	—	—	144
Oil & Gas	716	—	—	716
Oil & Gas Services	558	—	—	558
Packaging & Containers	201	—	—	201
Pharmaceuticals	718	—	—	718
Pipelines	8	—	—	8
Real Estate	69	—	—	69
Real Estate Investment Trusts	1,815	—	—	1,815
Retail	2,207	—	—	2,207
Savings & Loans	479	8	—	487
Semiconductors	930	—	—	930
Shipbuilding	2	—	—	2
Software	1,656	—	—	1,656
Storage/Warehousing	14	—	—	14
Telecommunications	1,190	—	—	1,190
Textiles	67	—	—	67
Toys, Games & Hobbies	28	—	—	28
Transportation	676	—	—	676
Trucking & Leasing	80	—	—	80
Water	108	—	—	108
Short-Term Investments	—	275	—	275

Total Investments	$32,817	$310	$—	$33,127

Other Financial Instruments(1)	$(2)	$—	$—	$(2)

(1)	Other financial instruments include futures and forwards, if applicable.

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%
Advertising - 0.1%
Harte-Hanks, Inc.	92,586	$968

Aerospace/Defense - 2.0%
AAR Corp.*	144,886	2,425
Cubic Corp.	41,600	1,514
Ducommun, Inc.	82,452	1,410
Esterline Technologies Corp.*	181,417	8,608
Moog, Inc., Class A*	192,314	6,198
Triumph Group, Inc.	100,231	6,679

		26,834

Agriculture - 0.4%
Andersons (The), Inc.	50,974	1,661
Universal Corp.	95,701	3,798

		5,459

Airlines - 1.0%
Alaska Air Group, Inc.*	83,044	3,733
JetBlue Airways Corp.*	860,867	4,726
Skywest, Inc.	430,896	5,266

		13,725

Apparel - 0.8%
Columbia Sportswear Co.	102,703	4,793
Iconix Brand Group, Inc.*	128,781	1,851
Jones Apparel Group, Inc.	69,149	1,096
Oxford Industries, Inc.	48,240	1,010
Timberland (The) Co., Class A*	120,514	1,946

		10,696

Auto Manufacturers - 0.0%
Force Protection, Inc.*	16,779	69

Auto Parts & Equipment - 0.8%
ATC Technology Corp.*	151,988	2,450
Cooper Tire & Rubber Co.	62,300	1,215
Dorman Products, Inc.*	70,965	1,443
Miller Industries, Inc.	43,680	588
Modine Manufacturing Co.*	135,400	1,040
Superior Industries International, Inc.	86,831	1,167
Titan International, Inc.	213,039	2,124

		10,027

Banks - 10.2%
Bancfirst Corp.	22,247	812
Bank Mutual Corp.	160,413	911
Bank of the Ozarks, Inc.	24,692	876
Cardinal Financial Corp.	39,037	361
Cathay General Bancorp	64,100	662
Chemical Financial Corp.	198,020	4,313
City Holding Co.	74,861	2,087
Columbia Banking System, Inc.	34,200	625
Community Bank System, Inc.	250,418	5,517
Community Trust Bancorp, Inc.	91,251	2,290
CVB Financial Corp.	217,906	2,070
East West Bancorp, Inc.	148,665	2,267
Enterprise Financial Services Corp.	31,822	307
Farmers Capital Bank Corp.	22,039	111
First Bancorp	120,783	1,750
First Commonwealth Financial Corp.	457,972	2,404
First Community Bancshares, Inc.	114,219	1,678
First Financial Bancorp	226,814	3,391
First Financial Corp.	74,349	1,919
First Merchants Corp.	61,815	524
First Midwest Bancorp, Inc.	287,698	3,498
FirstMerit Corp.	288,486	4,942
FNB Corp.	558,824	4,487
Fulton Financial Corp.	127,640	1,232
Glacier Bancorp, Inc.	56,601	830
Great Southern Bancorp, Inc.	14,029	285
Hancock Holding Co.	75,991	2,535
Heartland Financial USA, Inc.	52,072	900
Home Bancshares, Inc.	52,612	1,200
Iberiabank Corp.	73,590	3,788
Independent Bank Corp.	104,060	2,568
International Bancshares Corp.	299,852	5,005
Lakeland Bancorp, Inc.	164,077	1,398
Lakeland Financial Corp.	42,901	857
National Bankshares, Inc.	15,200	368
National Penn Bancshares, Inc.	515,800	3,100
NBT Bancorp, Inc.	143,066	2,921
Old National Bancorp	371,923	3,853
Park National Corp.	20,802	1,353
Pinnacle Financial Partners, Inc.*	89,501	1,150
Prosperity Bancshares, Inc.	243,269	8,454
Renasant Corp.	121,315	1,741
S&T Bancorp, Inc.	116,058	2,293
Sandy Spring Bancorp, Inc.	44,661	626
SCBT Financial Corp.	73,475	2,588
Sierra Bancorp	123,172	1,417
Simmons First National Corp., Class A	148,862	3,909
StellarOne Corp.	100,715	1,286
Sterling Bancshares, Inc.	281,877	1,328

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Banks - 10.2% continued
Susquehanna Bancshares, Inc.	298,409	$2,486
SVB Financial Group*	14,400	594
Texas Capital Bancshares, Inc.*	104,146	1,708
Trico Bancshares	100,711	1,705
Trustmark Corp.	303,449	6,318
UMB Financial Corp.	150,539	5,353
Union First Market Bankshares Corp.	85,518	1,048
United Bankshares, Inc.	180,087	4,311
Univest Corp. of Pennsylvania	56,195	973
Washington Banking Co.	39,786	509
Washington Trust Bancorp, Inc.	103,820	1,769
Webster Financial Corp.	40,700	730
WesBanco, Inc.	56,350	950
Wilshire Bancorp, Inc.	167,437	1,465
Wintrust Financial Corp.	29,724	991

		135,697

Biotechnology - 0.3%
American Oriental Bioengineering, Inc.*	371,332	936
Cambrex Corp.*	41,907	132
Martek Biosciences Corp.*	129,002	3,058

		4,126

Building Materials - 1.4%
Apogee Enterprises, Inc.	129,329	1,401
Comfort Systems USA, Inc.	190,390	1,839
Drew Industries, Inc.*	115,755	2,338
Gibraltar Industries, Inc.*	201,132	2,031
Interline Brands, Inc.*	159,676	2,761
LSI Industries, Inc.	131,798	643
Quanex Building Products Corp.	152,736	2,641
Simpson Manufacturing Co., Inc.	68,162	1,673
Texas Industries, Inc.	18,441	545
Universal Forest Products, Inc.	98,581	2,988

		18,860

Chemicals - 3.7%
A. Schulman, Inc.	229,848	4,358
Aceto Corp.	227,104	1,301
Arch Chemicals, Inc.	134,205	4,125
Cabot Corp.	90,054	2,171
H.B. Fuller Co.	182,232	3,461
Innophos Holdings, Inc.	48,034	1,253
Innospec, Inc.*	75,564	709
Minerals Technologies, Inc.	75,274	3,579
NewMarket Corp.	13,649	1,192
Olin Corp.	259,109	4,687
OM Group, Inc.*	143,419	3,422
PolyOne Corp.*	305,019	2,568
Quaker Chemical Corp.	32,362	877
Rockwood Holdings, Inc.*	164,537	3,733
Sensient Technologies Corp.	290,269	7,527
ShengdaTech, Inc.*	319,327	1,510
Symyx Technologies, Inc.*	127,310	638
Westlake Chemical Corp.	112,278	2,085

		49,196

Coal - 0.1%
Massey Energy Co.	44,040	1,204

Commercial Services - 3.1%
ABM Industries, Inc.	144,084	3,019
Albany Molecular Research, Inc.*	176,699	913
AMN Healthcare Services, Inc.*	64,816	485
Barrett Business Services, Inc.	24,316	301
CDI Corp.	106,814	1,659
CRA International, Inc.*	35,683	672
Cross Country Healthcare, Inc.*	209,032	1,879
Electro Rent Corp.	140,610	1,798
Emergency Medical Services Corp., Class A*	43,293	2,123
Heidrick & Struggles International, Inc.	96,620	2,205
Kelly Services, Inc., Class A*	66,899	995
Kforce, Inc.*	69,330	884
Korn/Ferry International*	130,457	1,813
MAXIMUS, Inc.	25,878	1,498
Multi-Color Corp.	60,034	615
On Assignment, Inc.*	260,238	1,309
PHH Corp.*	197,400	3,758
Rent-A-Center, Inc.*	350,578	7,103
Rewards Network, Inc.	28,304	387
Stewart Enterprises, Inc., Class A	583,872	3,159
Towers Watson & Co., Class A	48,299	1,876
Viad Corp.	159,386	2,813

		41,264

Computers - 1.4%
Agilysys, Inc.	281,786	1,885
CACI International, Inc., Class A*	65,613	2,787
CIBER, Inc.*	625,909	1,734
Cray, Inc.*	239,969	1,339
Electronics for Imaging, Inc.*	147,669	1,440

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Computers - 1.4% continued
Imation Corp.*	92,286	$848
Insight Enterprises, Inc.*	272,636	3,588
Mentor Graphics Corp.*	142,728	1,263
MTS Systems Corp.	38,807	1,125
Ness Technologies, Inc.*	163,277	704
SRA International, Inc., Class A*	94,131	1,852

		18,565

Cosmetics/Personal Care - 0.1%
Inter Parfums, Inc.	65,012	925

Distribution/Wholesale - 0.8%
BMP Sunstone Corp.*	255,004	1,313
Core-Mark Holding Co., Inc.*	57,748	1,582
Owens & Minor, Inc.	58,558	1,662
School Specialty, Inc.*	162,112	2,930
United Stationers, Inc.*	57,814	3,149

		10,636

Diversified Financial Services - 1.8%
E*TRADE Financial Corp.*	191,260	2,261
Encore Capital Group, Inc.*	89,165	1,838
GFI Group, Inc.	99,332	554
International Assets Holding Corp.*	2,700	43
Investment Technology Group, Inc.*	118,838	1,909
Janus Capital Group, Inc.	94,800	842
JMP Group, Inc.	19,402	120
Knight Capital Group, Inc., Class A*	302,918	4,177
National Financial Partners Corp.*	100,800	985
Nelnet, Inc., Class A	141,837	2,735
NewStar Financial, Inc.*	55,021	350
Ocwen Financial Corp.*	214,240	2,183
Oppenheimer Holdings, Inc., Class A	28,700	687
Penson Worldwide, Inc.*	137,008	773
Piper Jaffray Cos.*	17,300	557
Stifel Financial Corp.*	31,164	1,352
SWS Group, Inc.	165,553	1,573
World Acceptance Corp.*	39,678	1,520

		24,459

Electric - 3.8%
Allete, Inc.	164,084	5,618
Avista Corp.	279,656	5,462
Black Hills Corp.	48,868	1,391
Central Vermont Public Service Corp.	145,769	2,878
Cleco Corp.	119,594	3,159
El Paso Electric Co.*	292,473	5,659
IDACORP, Inc.	271,144	9,021
NorthWestern Corp.	137,275	3,597
Otter Tail Corp.	138,150	2,670
Pike Electric Corp.*	17	—
Portland General Electric Co.	200,888	3,682
UIL Holdings Corp.	67,445	1,688
Unisource Energy Corp.	191,014	5,765

		50,590

Electrical Components & Equipment - 0.6%
Belden, Inc.	37,416	823
Encore Wire Corp.	119,682	2,177
Fushi Copperweld, Inc.*	35,415	290
GrafTech International Ltd.*	229,377	3,353
Littelfuse, Inc.*	57,233	1,809

		8,452

Electronics - 3.6%
Analogic Corp.	76,320	3,473
Bel Fuse, Inc., Class B	62,895	1,038
Benchmark Electronics, Inc.*	217,205	3,443
Brady Corp., Class A	222,079	5,534
China Security & Surveillance Technology, Inc.*	81,700	378
Coherent, Inc.*	106,210	3,643
CTS Corp.	408,471	3,774
Cymer, Inc.*	165,155	4,961
FEI Co.*	184,479	3,636
LaBarge, Inc.*	43,525	497
OSI Systems, Inc.*	69,699	1,936
Park Electrochemical Corp.	58,028	1,417
Plexus Corp.*	73,258	1,959
Rofin-Sinar Technologies, Inc.*	102,585	2,136
Rogers Corp.*	80,382	2,232
Spectrum Control, Inc.*	103,157	1,442
Tech Data Corp.*	64,179	2,286
Watts Water Technologies, Inc., Class A	127,672	3,659

		47,444

Energy - Alternate Sources - 0.1%
REX American Resources Corp.*	95,712	1,531

Engineering & Construction - 0.8%
Dycom Industries, Inc.*	198,942	1,701
EMCOR Group, Inc.*	197,263	4,571
Granite Construction, Inc.	75,283	1,775

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Engineering & Construction - 0.8% continued
Layne Christensen Co.*	97,248	$2,360

		10,407

Entertainment - 0.7%
Churchill Downs, Inc.	104,780	3,437
Speedway Motorsports, Inc.	332,744	4,512
Vail Resorts, Inc.*	20,574	718

		8,667

Food - 2.5%
American Italian Pasta Co., Class A*	41,894	2,215
Chiquita Brands International, Inc.*	102,562	1,246
Dole Food Co., Inc.*	129,103	1,347
Fresh Del Monte Produce, Inc.*	193,970	3,926
Hain Celestial Group (The), Inc.*	301,578	6,083
Imperial Sugar Co.	161,500	1,631
Nash Finch Co.	61,970	2,117
Pilgrim’s Pride Corp.*	80,204	527
Ruddick Corp.	215,652	6,683
Sanderson Farms, Inc.	7,749	393
Seneca Foods Corp., Class A*	26,368	851
TreeHouse Foods, Inc.*	93,200	4,255
Village Super Market Inc., Class A	2,453	64
Weis Markets, Inc.	17,882	588
Winn-Dixie Stores, Inc.*	77,141	744

		32,670

Forest Products & Paper - 0.5%
Domtar Corp.	47,258	2,323
P.H. Glatfelter Co.	285,422	3,097
Potlatch Corp.	19,287	689

		6,109

Gas - 2.0%
Laclede Group (The), Inc.	55,759	1,847
New Jersey Resources Corp.	89,258	3,142
Nicor, Inc.	145,682	5,900
Northwest Natural Gas Co.	23,799	1,037
Piedmont Natural Gas Co., Inc.	88,000	2,226
Southwest Gas Corp.	282,701	8,340
WGL Holdings, Inc.	127,493	4,339

		26,831

Healthcare - Products - 1.2%
Angiodynamics, Inc.*	129,015	1,903
Cantel Medical Corp.	85,262	1,424
Conmed Corp.*	286,886	5,345
Cooper (The) Cos., Inc.	36,525	1,453
CryoLife, Inc.*	181,808	980
Greatbatch, Inc.*	121,451	2,709
Invacare Corp.	94,052	1,951

		15,765

Healthcare - Services - 3.2%
American Dental Partners, Inc.*	62,488	757
AMERIGROUP Corp.*	109,476	3,556
Amsurg Corp.*	140,575	2,505
Capital Senior Living Corp.*	56,314	280
Centene Corp.*	113,391	2,438
Continucare Corp.*	368,824	1,235
Gentiva Health Services, Inc.*	94,277	2,546
Healthsouth Corp.*	84,224	1,576
Healthspring, Inc.*	200,097	3,103
Kindred Healthcare, Inc.*	339,866	4,364
LifePoint Hospitals, Inc.*	102,163	3,208
Medcath Corp.*	100,270	788
Molina Healthcare, Inc.*	105,292	3,032
Odyssey HealthCare, Inc.*	111,905	2,990
Psychiatric Solutions, Inc.*	85,691	2,804
RadNet, Inc.*	229,361	544
RehabCare Group, Inc.*	58,848	1,282
Res-Care, Inc.*	179,914	1,738
Triple-S Management Corp., Class B*	139,461	2,587
WellCare Health Plans, Inc.*	69,915	1,660

		42,993

Holding Companies - Diversified - 0.2%
Compass Diversified Holdings	161,367	2,164

Home Furnishings - 0.1%
Audiovox Corp., Class A*	56,182	413
Ethan Allen Interiors, Inc.	64,955	908
Hooker Furniture Corp.	59,731	637

		1,958

Household Products/Wares - 1.1%
American Greetings Corp., Class A	218,972	4,108
Blyth, Inc.	52,118	1,776
CSS Industries, Inc.	51,545	850
Ennis, Inc.	259,099	3,889
Helen of Troy Ltd.*	107,517	2,372
Prestige Brands Holdings, Inc.*	295,502	2,092

		15,087

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Insurance - 7.0%
Alterra Capital Holdings Ltd.	157,197	$2,952
American Equity Investment Life Holding Co.	132,693	1,369
American Physicians Service Group, Inc.	18,537	453
AMERISAFE, Inc.*	120,465	2,114
Amtrust Financial Services, Inc.	50,100	603
Argo Group International Holdings Ltd.	85,841	2,626
Assured Guaranty Ltd.	181,300	2,406
CNA Surety Corp.*	352,565	5,666
CNO Financial Group, Inc.*	454,800	2,251
Delphi Financial Group, Inc., Class A	284,100	6,935
Donegal Group, Inc., Class A	143,730	1,767
EMC Insurance Group, Inc.	55,697	1,221
Employers Holdings, Inc.	106,633	1,571
FBL Financial Group, Inc., Class A	169,951	3,569
First Mercury Financial Corp.	34,513	365
FPIC Insurance Group, Inc.*	96,808	2,483
Hallmark Financial Services, Inc.*	65,007	647
Harleysville Group, Inc.	162,237	5,034
Horace Mann Educators Corp.	426,741	6,529
Meadowbrook Insurance Group, Inc.	318,574	2,749
MGIC Investment Corp.*	172,582	1,189
Montpelier Re Holdings Ltd.	60,264	900
Navigators Group (The), Inc.*	114,733	4,719
Phoenix (The) Cos., Inc.*	278,872	588
Platinum Underwriters Holdings Ltd.	94,100	3,415
PMA Capital Corp., Class A*	121,140	794
ProAssurance Corp.*	150,000	8,514
Radian Group, Inc.	63,100	457
RLI Corp.	50,299	2,641
Safety Insurance Group, Inc.	63,045	2,334
SeaBright Holdings, Inc.	169,373	1,606
Selective Insurance Group, Inc.	374,509	5,565
State Auto Financial Corp.	41,386	642
United Fire & Casualty Co.	63,878	1,266
Unitrin, Inc.	39,555	1,013
Universal American Corp.*	137,979	1,987
Validus Holdings Ltd.	53,639	1,310

		92,250

Internet - 0.9%
Digital River, Inc.*	67,408	1,612
Earthlink, Inc.	228,200	1,816
Infospace, Inc.*	191,793	1,442
Internet Brands, Inc., Class A*	150,769	1,557
PC-Tel, Inc.*	98,758	498
SonicWALL, Inc.*	276,724	3,252
TIBCO Software, Inc.*	20,099	242
United Online, Inc.	216,953	1,250

		11,669

Investment Companies - 0.6%
American Capital Ltd.*	158,900	766
Apollo Investment Corp.	233,190	2,176
Ares Capital Corp.	96,497	1,209
BlackRock Kelso Capital Corp.	33,300	329
Hercules Technology Growth Capital, Inc.	234,558	2,160
MVC Capital, Inc.	151,179	1,953

		8,593

Iron/Steel - 0.2%
Carpenter Technology Corp.	75,520	2,479
China Precision Steel, Inc.*	177,388	247

		2,726

Leisure Time - 0.5%
Callaway Golf Co.	341,583	2,063
Life Time Fitness, Inc.*	151,461	4,815

		6,878

Lodging - 0.4%
Gaylord Entertainment Co.*	109,297	2,414
Marcus Corp.	270,179	2,556

		4,970

Machinery - Diversified - 1.3%
Albany International Corp., Class A	114,454	1,853
Altra Holdings, Inc.*	122,360	1,593
Briggs & Stratton Corp.	248,273	4,226
Cascade Corp.	61,249	2,181
Chart Industries, Inc.*	57,593	897
Cognex Corp.	90,819	1,597
Gerber Scientific, Inc.*	261,734	1,400
Intevac, Inc.*	131,910	1,407
NACCO Industries, Inc., Class A	28,773	2,554

		17,708

Media - 0.5%
Crown Media Holdings, Inc., Class A*	59,332	105
Journal Communications, Inc., Class A*	570,747	2,266
Scholastic Corp.	169,081	4,078

		6,449

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Metal Fabrication/Hardware - 1.0%
A.M. Castle & Co.*	87,851	$1,220
CIRCOR International, Inc.	95,419	2,441
Haynes International, Inc.	36,015	1,110
Mueller Industries, Inc.	133,207	3,277
Northwest Pipe Co.*	35,266	670
Olympic Steel, Inc.	46,698	1,073
Worthington Industries, Inc.	245,830	3,161

		12,952

Mining - 0.7%
Brush Engineered Materials, Inc.*	144,648	2,890
Coeur d’Alene Mines Corp.*	196,144	3,095
Compass Minerals International, Inc.	962	68
Hecla Mining Co.*	587,529	3,067

		9,120

Miscellaneous Manufacturing - 1.9%
American Railcar Industries, Inc.*	165,150	1,995
Ameron International Corp.	77,384	4,669
Barnes Group, Inc.	177,501	2,909
Ceradyne, Inc.*	219,634	4,694
EnPro Industries, Inc.*	97,263	2,738
Federal Signal Corp.	232,696	1,405
Griffon Corp.*	182,441	2,018
Myers Industries, Inc.	252,509	2,043
Reddy Ice Holdings, Inc.*	41,900	135
Standex International Corp.	77,887	1,974
Tredegar Corp.	77,552	1,266

		25,846

Oil & Gas - 2.8%
Alon USA Energy, Inc.	26,307	167
Approach Resources, Inc.*	63,923	440
Berry Petroleum Co., Class A	138,952	3,574
Bill Barrett Corp.*	138,140	4,250
Clayton Williams Energy, Inc.*	57,662	2,429
Delek US Holdings, Inc.	282,156	2,060
Georesources, Inc.*	108,121	1,506
GMX Resources, Inc.*	69,475	451
Gran Tierra Energy, Inc.*	503,586	2,498
Parker Drilling Co.*	560,500	2,214
Penn Virginia Corp.	135,502	2,725
Petroleum Development Corp.*	113,879	2,918
Rosetta Resources, Inc.*	200,119	3,964
Stone Energy Corp.*	205,900	2,298
Swift Energy Co.*	145,638	3,919
Vaalco Energy, Inc.	206,089	1,154

		36,567

Oil & Gas Services - 1.5%
Cal Dive International, Inc.*	227,702	1,332
Complete Production Services, Inc.*	77,000	1,101
Hornbeck Offshore Services, Inc.*	166,962	2,437
Key Energy Services, Inc.*	171,448	1,574
Natural Gas Services Group, Inc.*	104,575	1,582
Newpark Resources, Inc.*	442,457	2,677
Oil States International, Inc.*	88,503	3,503
T.G.C. Industries, Inc.*	87,068	264
T-3 Energy Services, Inc.*	170,204	4,749
Union Drilling, Inc.*	36,863	203

		19,422

Packaging & Containers - 0.3%
Graphic Packaging Holding Co.*	284,628	897
Rock-Tenn Co., Class A	51,781	2,572

		3,469

Pharmaceuticals - 0.5%
Adolor Corp.*	41,217	45
Caraco Pharmaceutical Laboratories Ltd.*	235,775	1,113
Nutraceutical International Corp.*	70,829	1,081
Viropharma, Inc.*	406,801	4,560

		6,799

Pipelines - 0.3%
Crosstex Energy, Inc.*	194,779	1,248
Enbridge Energy Management LLC*	43,817	2,235
Enbridge Energy Management LLC - Fractional Shares (1) *	741,844	—
Kinder Morgan Management LLC - Fractional Shares (1) *	19,172	—

		3,483

Real Estate - 0.2%
Avatar Holdings, Inc.*	56,234	1,079
W.P. Carey & Co. LLC	45,533	1,258

		2,337

Real Estate Investment Trusts - 10.8%
Acadia Realty Trust	58,885	990
Agree Realty Corp.	79,544	1,855
Alexander’s, Inc.	1,501	455
Alexandria Real Estate Equities, Inc.	44,368	2,812
American Campus Communities, Inc.	119,275	3,255

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Real Estate Investment Trusts - 10.8% continued
Anworth Mortgage Asset Corp.	291,200	$2,073
BioMed Realty Trust, Inc.	567,876	9,137
Capstead Mortgage Corp.	284,163	3,143
CBL & Associates Properties, Inc.	231,150	2,876
Cedar Shopping Centers, Inc.	317,964	1,914
Colonial Properties Trust	74,593	1,084
Corporate Office Properties Trust	35,703	1,348
DiamondRock Hospitality Co.*	209,769	1,724
Duke Realty Corp.	190,712	2,165
Entertainment Properties Trust	103,424	3,937
Equity One, Inc.	258,783	4,037
Extra Space Storage, Inc.	608,182	8,454
First Industrial Realty Trust, Inc.*	153,900	742
First Potomac Realty Trust	229,845	3,303
Franklin Street Properties Corp.	190,244	2,247
Hatteras Financial Corp.	89,589	2,492
Healthcare Realty Trust, Inc.	148,510	3,263
Highwoods Properties, Inc.	203,142	5,639
Home Properties, Inc.	56,910	2,565
Investors Real Estate Trust	171,595	1,515
Kilroy Realty Corp.	139,892	4,159
Kite Realty Group Trust	288,879	1,208
LaSalle Hotel Properties	184,659	3,798
LTC Properties, Inc.	165,814	4,024
Medical Properties Trust, Inc.	654,549	6,179
MFA Financial, Inc.	546,536	4,044
National Health Investors, Inc.	124,132	4,787
National Retail Properties, Inc.	442,283	9,483
NorthStar Realty Finance Corp.	597,901	1,596
Parkway Properties, Inc.	106,622	1,553
Pennsylvania Real Estate Investment Trust	102,053	1,247
Post Properties, Inc.	78,680	1,788
PS Business Parks, Inc.	33,407	1,863
Ramco-Gershenson Properties Trust	178,921	1,807
Redwood Trust, Inc.	378,060	5,535
SL Green Realty Corp.	65,010	3,578
Sovran Self Storage, Inc.	161,891	5,574
Strategic Hotels & Resorts, Inc.*	342,942	1,506
Washington Real Estate Investment Trust	139,306	3,843
Weingarten Realty Investors	111,997	2,134

		142,731

Retail - 5.3%
Asbury Automotive Group, Inc.*	114,851	1,210
Bob Evans Farms, Inc.	116,990	2,880
Brown Shoe Co., Inc.	69,050	1,048
Cabela’s, Inc.*	167,387	2,367
Casey’s General Stores, Inc.	85,324	2,978
Cash America International, Inc.	186,894	6,405
Charming Shoppes, Inc.*	247,710	929
Collective Brands, Inc.*	233,808	3,694
Cracker Barrel Old Country Store, Inc.	70,985	3,305
Dillard’s, Inc., Class A	294,029	6,322
DSW, Inc., Class A*	47,804	1,074
Einstein Noah Restaurant Group, Inc.*	102,852	1,110
Fred’s, Inc., Class A	233,455	2,582
Genesco, Inc.*	101,082	2,659
Group 1 Automotive, Inc.*	47,534	1,118
Haverty Furniture Cos., Inc.	73,363	902
Jo-Ann Stores, Inc.*	12,827	481
Kenneth Cole Productions, Inc., Class A*	60,454	666
Landry’s Restaurants, Inc.*	87,310	2,136
Men’s Wearhouse (The), Inc.	284,729	5,228
Pantry (The), Inc.*	120,323	1,698
PC Connection, Inc.*	153,769	932
Regis Corp.	399,083	6,214
Retail Ventures, Inc.*	200,914	1,571
Rush Enterprises, Inc., Class A*	213,384	2,851
Shoe Carnival, Inc.*	36,909	757
Sonic Automotive, Inc., Class A*	416,724	3,567
Sport Supply Group, Inc.	35,825	482
Stage Stores, Inc.	151,145	1,614
Systemax, Inc.	86,431	1,302

		70,082

Savings & Loans - 2.4%
Abington Bancorp, Inc.	126,048	1,099
BankFinancial Corp.	59,331	493
Berkshire Hills Bancorp, Inc.	33,997	662
Danvers Bancorp, Inc.	38,841	561
Dime Community Bancshares	225,757	2,784
First Financial Holdings, Inc.	39,514	452
First Niagara Financial Group, Inc.	59,425	745
Flushing Financial Corp.	280,130	3,426
NewAlliance Bancshares, Inc.	376,664	4,222
Northwest Bancshares, Inc.	96,216	1,104
OceanFirst Financial Corp.	52,951	639
People’s United Financial, Inc.	154,190	2,082
Provident Financial Services, Inc.	306,140	3,579
Provident New York Bancorp	231,221	2,046

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Savings & Loans - 2.4% continued
United Financial Bancorp, Inc.	132,018	$1,802
Washington Federal, Inc.	257,310	4,163
WSFS Financial Corp.	49,080	1,764

		31,623

Semiconductors - 1.7%
Actel Corp.*	57,700	740
ATMI, Inc.*	63,582	931
Brooks Automation, Inc.*	331,406	2,562
Cabot Microelectronics Corp.*	51,440	1,779
Cohu, Inc.	87,149	1,057
Emulex Corp.*	186,376	1,711
GSI Technology, Inc.*	101,830	582
Lattice Semiconductor Corp.*	612,261	2,657
MKS Instruments, Inc.*	181,672	3,401
Omnivision Technologies, Inc.*	197,168	4,227
Pericom Semiconductor Corp.*	180,734	1,735
Sigma Designs, Inc.*	111,661	1,118
Silicon Image, Inc.*	209,652	736

		23,236

Software - 1.5%
Digi International, Inc.*	213,603	1,766
infoGROUP, Inc.*	160,869	1,284
JDA Software Group, Inc.*	108,387	2,382
Lawson Software, Inc.*	633,942	4,628
Quest Software, Inc.*	198,499	3,581
Schawk, Inc.	141,692	2,118
SYNNEX Corp.*	120,920	3,098
Take-Two Interactive Software, Inc.*	95,500	860

		19,717

Storage/Warehousing - 0.2%
Mobile Mini, Inc.*	189,996	3,093

Telecommunications - 1.7%
ADPT Corp.*	228,331	660
Aviat Networks, Inc.*	118,060	429
Black Box Corp.	81,227	2,265
CPI International, Inc.*	34,210	533
EMS Technologies, Inc.*	85,089	1,278
Extreme Networks, Inc.*	254,044	686
General Communication, Inc., Class A*	180,393	1,369
Netgear, Inc.*	65,135	1,162
Oplink Communications, Inc.*	110,189	1,579
Plantronics, Inc.	79,538	2,275
Premiere Global Services, Inc.*	266,562	1,690
Sycamore Networks, Inc.	54,407	904
Syniverse Holdings, Inc.*	204,140	4,175
Tekelec*	197,398	2,613
Windstream Corp.	49,891	527

		22,145

Textiles - 0.9%
G&K Services, Inc., Class A	220,725	4,558
Unifirst Corp.	155,292	6,836

		11,394

Toys, Games & Hobbies - 0.3%
Jakks Pacific, Inc.*	171,336	2,464
RC2 Corp.*	93,869	1,512

		3,976

Transportation - 1.7%
Bristow Group, Inc.*	139,121	4,090
Eagle Bulk Shipping, Inc.*	361,012	1,523
Genco Shipping & Trading Ltd.*	136,760	2,050
General Maritime Corp.	136,930	827
Gulfmark Offshore, Inc., Class A*	163,801	4,292
Nordic American Tanker Shipping	71,198	2,000
Overseas Shipholding Group, Inc.	68,625	2,542
PHI, Inc. N.V.*	71,687	1,010
Saia, Inc.*	70,490	1,057
Ship Finance International Ltd.	163,919	2,931
Universal Truckload Services, Inc.*	6,825	95

		22,417

Trucking & Leasing - 0.4%
AMERCO, Inc.*	59,532	3,277
Tal International Group, Inc.	92,297	2,074
Willis Lease Finance Corp.*	29,439	272

		5,623

Total Common Stocks (Cost $1,315,350)		1,270,653

CONVERTIBLE PREFERRED STOCKS - 0.1%
Inverness Medical Innovations, Inc., 3.00%*	3,104	612

Total Convertible Preferred Stocks (Cost $723)		612

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%
Escrow DLB Oil & Gas (1) *	2,100	$—

Total Other (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
American Satellite Network (1) *	255	$—

Total Warrants (Cost $ — )		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.6%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	47,161,458	$47,161

Total Investment Companies (Cost $47,161)		47,161

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill, 0.21%, 11/18/10(4)	$4,545	$4,542

Total Short-Term Investments (Cost $4,542)		4,542

Total Investments - 99.9% (Cost $1,367,776)		1,322,968

Other Assets less Liabilities - 0.1%		1,972

NET ASSETS - 100.0%		$1,324,940

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $28,741,000 with net purchases of approximately $18,420,000 during the period ended June 30, 2010.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2010, the Small Cap Value Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
S&P 500 E-Mini	470	$24,125	Long	9/10	$(795)
Russell 2000 Mini	427	25,953	Long	9/10	(649)

Total					$(1,444)

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,367,776

Gross tax appreciation of investments	$113,522
Gross tax depreciation of investments	(158,330)

Net tax depreciation of investments	$(44,808)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Value Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$1,270,653	(1)	$—	$—	$1,270,653
Convertible Preferred Stocks	612		—	—	612
Investment Companies	47,161		—	—	47,161
Short-Term Investments	—		4,542	—	4,542

Total Investments	$1,318,426		$4,542	$—	$1,322,968

Other Financial Instruments*	$(1,444)		$—	$—	$(1,444)

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%
Aerospace/Defense - 1.1%
Raytheon Co.	15,804	$765

Biotechnology - 5.4%
Alexion Pharmaceuticals, Inc.*	15,061	771
Celgene Corp.*	14,272	725
Gilead Sciences, Inc.*	25,858	886
Life Technologies Corp.*	16,285	770
Vertex Pharmaceuticals, Inc.*	22,487	740

		3,892

Commercial Services - 2.7%
Mastercard, Inc., Class A	5,053	1,008
SuccessFactors, Inc.*	47,017	978

		1,986

Computers - 28.2%
3PAR, Inc.*	56,384	525
Accenture PLC, Class A	19,545	755
Apple, Inc.*	15,233	3,832
Brocade Communications Systems, Inc.*	245,088	1,265
Cognizant Technology Solutions Corp., Class A*	20,722	1,037
Compellent Technologies, Inc.*	25,867	314
EMC Corp.*	100,722	1,843
Hewlett-Packard Co.	38,153	1,651
International Business Machines Corp.	7,876	973
Isilon Systems, Inc.*	58,809	755
MICROS Systems, Inc.*	55,632	1,773
NetApp, Inc.*	68,447	2,554
Research In Motion Ltd.*	12,524	617
Riverbed Technology, Inc.*	29,163	805
SanDisk Corp.*	16,562	697
Seagate Technology*	51,716	674
STEC, Inc.*	33,985	427

		20,497

Electronics - 2.1%
Thermo Fisher Scientific, Inc.*	16,702	819
Waters Corp.*	11,437	740

		1,559

Entertainment - 0.9%
International Game Technology	40,110	630

Healthcare - Products - 3.1%
Intuitive Surgical, Inc.*	2,296	725
Medtronic, Inc.	20,035	727
Thoratec Corp.*	18,854	805

		2,257

Internet - 12.7%
Amazon.com, Inc.*	9,471	1,035
Blue Coat Systems, Inc.*	21,294	435
F5 Networks, Inc.*	22,242	1,525
Google, Inc., Class A*	4,742	2,110
GSI Commerce, Inc.*	41,528	1,196
j2 Global Communications, Inc.*	29,476	644
McAfee, Inc.*	20,624	633
TIBCO Software, Inc.*	64,777	781
VeriSign, Inc.*	33,077	878

		9,237

Semiconductors - 13.1%
Analog Devices, Inc.	40,789	1,136
Applied Materials, Inc.	66,616	801
Broadcom Corp., Class A	28,991	956
Intel Corp.	79,398	1,544
KLA-Tencor Corp.	20,667	576
Microchip Technology, Inc.	22,989	638
National Semiconductor Corp.	92,011	1,238
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	78,739	769
Texas Instruments, Inc.	43,849	1,021
Xilinx, Inc.	32,314	816

		9,495

Software - 19.1%
Activision Blizzard, Inc.	119,609	1,255
Adobe Systems, Inc.*	58,058	1,534
Blackboard, Inc.*	22,036	823
BMC Software, Inc.*	33,355	1,155
Cerner Corp.*	9,376	711
Check Point Software Technologies Ltd.*	43,804	1,291
Citrix Systems, Inc.*	35,459	1,497
CommVault Systems, Inc.*	29,387	661
Microsoft Corp.	31,921	735
Open Text Corp.*	18,152	681
Oracle Corp.	82,694	1,775
Red Hat, Inc.*	43,685	1,264
SolarWinds, Inc.*	28,087	451

		13,833

Telecommunications - 9.9%
Amdocs Ltd.*	37,305	1,002

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Telecommunications - 9.9% continued
Cisco Systems, Inc.*	82,851	$1,765
Juniper Networks, Inc.*	45,518	1,039
Polycom, Inc.*	44,613	1,329
QUALCOMM, Inc.	35,558	1,168
Telefonaktiebolaget LM Ericsson ADR	80,074	882

		7,185

Total Common Stocks (Cost $63,293)		71,336

INVESTMENT COMPANIES - 1.8%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	1,316,730	$1,317

Total Investment Companies (Cost $1,317)		1,317

Total Investments - 100.1% (Cost $64,610)		72,653

Liabilities less Other Assets - (0.1)%		(99)

NET ASSETS - 100.0%		$72,554

(1)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $703,000 with net purchases of approximately $614,000 during the period ended June 30, 2010.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$64,610

Gross tax appreciation of investments	$12,206
Gross tax depreciation of investments	(4,163)

Net tax appreciation of investments	$8,043

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Technology Fund’s investments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$71,336	(1)	$—	$—	$71,336
Investment Companies	1,317		—	—	1,317

Total Investments	$72,653		$—	$—	$72,653

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%
Australia - 7.9%
BGP Holdings PLC - Fractional Shares*	6,535,576	$—
Bunnings Warehouse Property Trust	276,825	435
CFS Retail Property Trust	1,261,405	1,999
Charter Hall Office REIT	3,271,828	684
Charter Hall Retail REIT	1,014,728	467
Commonwealth Property Office Fund	1,339,293	1,041
Dexus Property Group	3,197,064	2,058
FKP Property Group	585,161	331
Goodman Group	4,161,440	2,194
GPT Group	1,243,900	2,920
ING Industrial Fund	1,734,824	543
ING Office Fund	1,831,293	886
Mirvac Group	2,189,787	2,397
Stockland	1,597,331	4,962
Westfield Group	1,546,827	15,742

		36,659

Austria - 0.3%
CA Immobilien Anlagen A.G*	58,141	606
Conwert Immobilien Invest S.E.	57,350	600

		1,206

Belgium - 0.5%
Befimmo SCA Sicafi	11,251	770
Cofinimmo	8,548	963
Intervest Offices	4,604	120
Leasinvest Real Estate SCA	1,006	72
Warehouses De Pauw SCA	6,362	250
Wereldhave Belgium N.V.	1,399	102

		2,277

Brazil - 2.8%
Aliansce Shopping Centers S.A.	70,279	442
BR Malls Participacoes S.A.	101,498	1,321
BR Properties S.A.	93,356	665
Brookfield Incorporacoes S.A.	146,779	633
Camargo Correa Desenvolvimento Imobiliario S.A.	31,358	89
Cyrela Brazil Realty S.A.	212,352	2,295
Gafisa S.A.	287,800	1,722
General Shopping Brasil S.A.*	17,004	77
Iguatemi Empresa de Shopping Centers S.A.	26,424	464
Inpar S.A.*	143,385	218
MRV Engenharia e Participacoes S.A.	161,265	1,136
Multiplan Empreendimentos Imobiliarios S.A.	33,346	610
PDG Realty S.A. Empreendimentos e Participacoes	368,091	3,108
Rodobens Negocios Imobiliarios S.A.	16,343	106

		12,886

Canada - 3.0%
Allied Properties Real Estate
Investment Trust	25,980	478
Artis Real Estate Investment Trust	32,545	332
Boardwalk Real Estate Investment Trust	32,465	1,222
Calloway Real Estate Investment Trust	57,063	1,121
Canadian Apartment Properties Real Estate Investment Trust	46,061	648
Canadian Real Estate Investment Trust	44,206	1,153
Chartwell Seniors Housing Real Estate Investment Trust	85,857	578
Cominar Real Estate Investment Trust	40,850	712
Dundee Real Estate Investment Trust	24,240	557
Extendicare Real Estate Investment Trust	53,078	426
First Capital Realty, Inc.	41,495	530
H&R Real Estate Investment Trust	96,421	1,540
InnVest Real Estate Investment Trust	58,208	323
Killam Properties, Inc.	30,404	240
Morguard Real Estate Investment Trust	28,856	358
Northern Property Real Estate Investment Trust	15,551	339
Primaris Retail Real Estate Investment Trust	45,836	752
RioCan Real Estate Investment Trust	160,916	2,878

		14,187

China - 2.4%
Agile Property Holdings Ltd.	961,979	982
Beijing North Star Co. Ltd., Class H	477,662	116
China Merchants Property Development Co. Ltd., Class B*	171,308	267
China Overseas Land & Investment Ltd.	2,736,542	5,097
China Vanke Co. Ltd., Class B	879,956	919
Country Garden Holdings Co.	2,188,444	579
Guangzhou R&F Properties Co. Ltd., Class H	649,802	822
KWG Property Holding Ltd.	773,095	476
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	164,275	121
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	338,631	443
Shui On Land Ltd.	1,688,028	726

EQUITY INDEX FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
China - 2.4% continued
Soho China Ltd.	1,392,256	$806

		11,354

Egypt - 0.1%
Six of October Development & Investment Co.*	24,173	354

Finland - 0.2%
Citycon OYJ	113,232	334
Sponda OYJ	138,626	417
Technopolis PLC	37,894	145

		896

France - 3.8%
Affine S.A.	2,557	53
Fonciere Des Regions	23,250	1,922
Gecina S.A.	12,519	1,118
ICADE	13,736	1,159
Klepierre	63,663	1,748
Mercialys S.A.	30,607	868
Societe de la Tour Eiffel	3,653	220
Societe Immobiliere de Location pour I’Industrie et le Commerce	8,700	859
Unibail-Rodamco S.E.	61,195	9,932

		17,879

Germany - 0.5%
Alstria Office REIT A.G.	18,484	176
Colonia Real Estate A.G.*	18,933	94
Deutsche Euroshop A.G.	29,512	802
Deutsche Wohnen A.G. (Bearer)*	54,559	422
DIC Asset A.G.	19,370	147
GAGFAH S.A.	60,172	432
Patrizia Immobilien A.G.*	17,710	64
TAG Immobilien A.G.*	23,510	133

		2,270

Greece - 0.0%
Babis Vovos International Construction S.A.*	16,810	38
Eurobank Properties Real Estate Investment Co.	12,561	85
Lamda Development S.A.*	8,746	39

		162

Hong Kong - 12.5%
Champion REIT	1,615,846	749
China Resources Land Ltd.	1,265,218	2,376
Hang Lung Properties Ltd.	1,387,452	5,322
Henderson Land Development Co. Ltd.	719,075	4,189
Hongkong Land Holdings Ltd.	1,130,618	5,590
Hopson Development Holdings Ltd.	425,505	524
Hysan Development Co. Ltd.	527,188	1,482
Kerry Properties Ltd.	478,599	2,054
Kowloon Development Co. Ltd.	231,348	227
Link REIT (The)	1,460,699	3,614
New World China Land Ltd.	1,141,933	353
New World Development Ltd.	1,962,708	3,171
Poly Hong Kong Investment Ltd.	1,000,000	980
Shenzhen Investment Ltd.	1,782,443	510
Shimao Property Holdings Ltd.	949,869	1,474
Sino Land Co. Ltd.	1,636,273	2,906
Sun Hung Kai Properties Ltd.	1,288,808	17,523
Wharf Holdings Ltd.	922,289	4,465
Yuexiu Property Co. Ltd.*	3,582,000	774

		58,283

India - 1.0%
Anant Raj Industries Ltd.	79,423	198
Ansal Properties & Infrastructure Ltd.	55,952	93
DLF Ltd.	343,411	2,107
IVRCL Assets & Holdings Ltd.*	19,567	52
Mahindra Lifespace Developers Ltd.	13,883	134
Parsvnath Developers Ltd.*	39,082	102
Peninsula Land Ltd.	74,147	115
Unitech Ltd.	1,227,700	1,932

		4,733

Indonesia - 0.3%
Alam Sutera Realty Tbk PT	3,611,640	72
Bakrieland Development Tbk PT	13,373,143	207
Ciputra Development Tbk PT*	7,617,290	277
Ciputra Surya Tbk PT*	530,000	33
Lippo Karawaci Tbk PT*	8,014,425	440
Sentul City Tbk PT*	6,778,764	97
Summarecon Agung Tbk PT	3,218,000	296

		1,422

Israel - 0.1%
Azrieli Group*	23,123	532

Italy - 0.2%
Beni Stabili S.p.A.	642,537	486
Beni Stabili S.p.A. (EN Paris Exchange)*	142,338	108

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Italy - 0.2% continued
Immobiliare Grande Distribuzione	82,132	$110

		704

Japan - 8.7%
Aeon Mall Co. Ltd.	60,697	1,205
Daibiru Corp.	38,900	293
Heiwa Real Estate Co. Ltd.	99,161	225
Japan Prime Realty Investment Corp.	474	996
Japan Real Estate Investment Corp.	328	2,675
Japan Retail Fund Investment Corp.	1,036	1,260
Kenedix Realty Investment Corp.	156	433
Mitsubishi Estate Co. Ltd.	699,318	9,711
Mitsui Fudosan Co. Ltd.	590,562	8,257
Mori Trust Sogo REIT, Inc.	54	402
Nippon Building Fund, Inc.	363	2,870
Nomura Real Estate Holdings, Inc.	51,000	640
Nomura Real Estate Office Fund, Inc.	203	1,010
NTT Urban Development Corp.	883	698
Orix JREIT, Inc.	168	700
Premier Investment Corp.	87	330
Sumitomo Realty & Development Co. Ltd.	319,425	5,449
Tokyo Tatemono Co. Ltd.	218,201	669
Tokyu Land Corp.	267,556	937
Tokyu REIT, Inc.	84	436
Top REIT, Inc.	103	453
United Urban Investment Corp.	134	800

		40,449

Malaysia - 0.5%
Eastern & Oriental Bhd.*	522,400	144
Glomac Bhd.	99,000	39
IGB Corp. Bhd.	745,309	401
IJM Land Bhd.*	219,250	145
KLCC Property Holdings Bhd.	311,448	294
Land & General Bhd.*	426,727	52
LBS Bina Group Bhd.*	193,600	30
SP Setia Bhd.	672,511	866
Sunrise Bhd.	248,000	142
Sunway City Bhd.	124,700	150
Tebrau Teguh Bhd.*	337,500	63
YNH Property Bhd.*	267,712	131

		2,457

Mexico - 0.5%
Consorcio ARA S.A.B. de C.V.	654,517	393
Corporacion GEO S.A.B. de C.V., Series B*	274,334	732
Desarrolladora Homex S.A.B. de C.V.*	169,485	717
Sare Holding S.A.B. de C.V., Class B*	260,405	56
Urbi Desarrollos Urbanos S.A.B. de C.V.*	328,126	609

		2,507

Netherlands - 1.3%
Corio N.V.	60,116	2,920
Eurocommercial Properties N.V. - CVA	27,015	863
Nieuwe Steen Investments Funds N.V.	26,219	429
Vastned Offices/Industrial N.V.	12,478	152
Vastned Retail N.V.	12,259	617
Wereldhave N.V.	14,242	1,057

		6,038

New Zealand - 0.1%
Kiwi Income Property Trust	544,486	335

Norway - 0.1%
Norwegian Property ASA*	333,898	437

Philippines - 0.5%
Ayala Land, Inc.	3,455,251	976
Filinvest Land, Inc.	6,415,989	131
Megaworld Corp.	6,836,101	203
Robinsons Land Corp.	726,275	223
SM Prime Holdings, Inc.	2,673,903	622
Vista Land & Lifescapes, Inc.	2,255,661	90

		2,245

Poland - 0.1%
Globe Trade Centre S.A.*	73,887	503
LC Corp. S.A.*	144,505	60

		563

Singapore - 4.5%
Allgreen Properties Ltd.	526,562	383
Ascendas Real Estate Investment Trust	1,252,753	1,617
CapitaCommercial Trust	1,421,014	1,230
CapitaLand Ltd.	2,124,915	5,418
CapitaMall Trust	1,584,715	2,062
CapitaMalls Asia Ltd.	1,040,000	1,548
CDL Hospitality Trusts	415,610	515
City Developments Ltd.	457,000	3,602
Keppel Land Ltd.	478,027	1,315
Mapletree Logistics Trust	1,030,299	612
Singapore Land Ltd.	108,756	494

EQUITY INDEX FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Singapore - 4.5% continued
Suntec Real Estate Investment Trust	1,204,291	$1,131
Wing Tai Holdings Ltd.	397,380	443
Yanlord Land Group Ltd.	387,000	474

		20,844

South Africa - 1.4%
Emira Property Fund	244,021	394
Fountainhead Property Trust	664,462	539
Growthpoint Properties Ltd.	1,035,813	2,078
Hyprop Investments Ltd.	82,658	537
Pangbourne Properties Ltd.	293,649	674
Redefine Properties Ltd.	1,775,317	1,653
SA Corporate Real Estate Fund	1,403,811	530

		6,405

Spain - 0.0%
Inmobiliaria Colonial S.A.*	1,490,397	227

Sweden - 0.8%
Castellum AB	115,555	1,048
Fabege AB	110,445	655
Hufvudstaden AB, Class A	100,837	769
Klovern AB	84,739	262
Kungsleden AB	91,173	552
Wihlborgs Fastigheter AB	25,860	490

		3,776

Switzerland - 0.9%
Allreal Holding A.G. (Registered)	4,511	496
PSP Swiss Property A.G. (Registered)*	30,966	1,851
Swiss Prime Site A.G. (Registered)*	27,315	1,653
Zueblin Immobilien Holding A.G. (Registered)*	31,301	105

		4,105

Taiwan - 0.0%
Hung Poo Real Estate Development Corp.	96,539	119

Thailand - 0.5%
Amata Corp. PCL (Registered)	204,186	53
Amata Corp. PCL NVDR	7,171	2
Asian Property Development PCL NVDR	22,337	4
Asian Property Development PCL (Registered)	439,399	75
Central Pattana PCL (Registered)	401,563	248
Central Pattana PCL NVDR	30,641	19
Land and Houses PCL	4,836,400	783
Land and Houses PCL NVDR	218,202	35
LPN Development PCL (Registered)	947,603	250
LPN Development PCL NVDR	34,500	9
Property Perfect PCL (Registered)	487,301	61
Property Perfect PCL NVDR	56,627	7
Pruksa Real Estate PCL	3,200	2
Pruksa Real Estate PCL NVDR	432,500	238
Quality Houses PCL (Registered)	1,437,210	90
Quality Houses PCL NVDR	257,265	16
SC Asset Corp. PCL (Registered)	91,400	32
SC Asset Corp. PCL NVDR	689	—
Supalai PCL (Registered)	1,145,755	338

		2,262

Turkey - 0.0%
Alarko Gayrimenkul Yatirim Ortakligi A.S.*	3,482	34
Dogus GE Gayrimenkul Yatirim Ortakligi A.S.*	32,331	22
Is Gayrimenkul Yatirim Ortakligi A.S.	121,483	115

		171

United Kingdom - 4.5%
A&J Mucklow Group PLC	16,075	63
Big Yellow Group PLC	87,061	380
British Land Co. PLC	585,248	3,741
Capital & Counties Properties PLC*	417,024	676
Capital Shopping Centres Group PLC	417,095	1,924
CLS Holdings PLC*	16,316	111
Daejan Holdings PLC	3,274	114
Derwent London PLC	67,328	1,251
Development Securities PLC	55,105	205
F&C Commercial Property Trust Ltd.	177,485	242
Grainger PLC	206,714	361
Great Portland Estates PLC	209,192	894
Hammerson PLC	474,140	2,395
Helical Bar PLC	70,828	291
Invista Foundation Property Trust Ltd.	217,055	123
Land Securities Group PLC	506,784	4,157
Minerva PLC*	105,170	170
Primary Health Properties PLC	40,389	176
Quintain Estates & Development PLC*	344,814	219
Safestore Holdings PLC	94,162	160
Segro PLC	492,408	1,855
Shaftesbury PLC	150,708	806
St. Modwen Properties PLC*	100,272	276
Unite Group PLC*	105,804	274

NORTHERN FUNDS QUARTERLY REPORT    4    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
United Kingdom - 4.5% continued
Workspace Group PLC	763,120	$244

		21,108

United States - 37.3%
Acadia Realty Trust	27,044	455
Agree Realty Corp.	6,393	149
Alexander’s, Inc.	1,357	411
Alexandria Real Estate Equities, Inc.	29,529	1,871
AMB Property Corp.	112,702	2,672
American Campus Communities, Inc.	34,955	954
Apartment Investment & Management Co., Class A	78,302	1,517
Ashford Hospitality Trust, Inc.*	35,970	264
Associated Estates Realty Corp.	21,087	273
AvalonBay Communities, Inc.	55,620	5,193
BioMed Realty Trust, Inc.	76,378	1,229
Boston Properties, Inc.	92,861	6,625
Brandywine Realty Trust	88,284	949
BRE Properties, Inc.	42,671	1,576
Brookfield Properties Corp.	251,748	3,535
Camden Property Trust	44,149	1,804
CapLease, Inc.	38,469	177
CBL & Associates Properties, Inc.	92,490	1,151
Cedar Shopping Centers, Inc.	42,754	257
Cogdell Spencer, Inc.	32,935	223
Colonial Properties Trust	47,072	684
CommonWealth REIT	173,723	1,079
Corporate Office Properties Trust	39,467	1,490
Corrections Corp. of America*	76,104	1,452
Cousins Properties, Inc.	67,743	457
DCT Industrial Trust, Inc.	141,201	638
Developers Diversified Realty Corp.	167,369	1,657
DiamondRock Hospitality Co.*	103,464	850
Digital Realty Trust, Inc.	57,420	3,312
Douglas Emmett, Inc.	61,034	868
Duke Realty Corp.	168,508	1,913
DuPont Fabros Technology, Inc.	39,499	970
EastGroup Properties, Inc.	18,024	641
Education Realty Trust, Inc.	38,216	230
Entertainment Properties Trust	31,502	1,199
Equity Lifestyle Properties, Inc.	20,347	981
Equity One, Inc.	30,955	483
Equity Residential	188,907	7,866
Essex Property Trust, Inc.	20,151	1,966
Extra Space Storage, Inc.	57,884	805
Federal Realty Investment Trust	40,803	2,867
FelCor Lodging Trust, Inc.*	65,031	325
First Industrial Realty Trust, Inc.*	43,043	207
First Potomac Realty Trust	24,845	357
Forest City Enterprises, Inc., Class A*	91,003	1,030
Franklin Street Properties Corp.	53,320	630
Getty Realty Corp.	14,689	329
Glimcher Realty Trust	46,319	277
Government Properties Income Trust	15,756	402
HCP, Inc.	196,488	6,337
Health Care REIT, Inc.	82,444	3,473
Healthcare Realty Trust, Inc.	41,782	918
Hersha Hospitality Trust	92,069	416
Highwoods Properties, Inc.	47,893	1,330
Hilltop Holdings, Inc.*	27,834	279
Home Properties, Inc.	24,418	1,101
Hospitality Properties Trust	82,803	1,747
Host Hotels & Resorts, Inc.	437,811	5,902
Inland Real Estate Corp.	57,343	454
Investors Real Estate Trust	50,078	442
Kilroy Realty Corp.	35,038	1,042
Kimco Realty Corp.	269,376	3,620
Kite Realty Group Trust	42,538	178
LaSalle Hotel Properties	46,940	966
Lexington Realty Trust	89,816	540
Liberty Property Trust	75,649	2,182
LTC Properties, Inc.	15,873	385
Macerich (The) Co.	86,293	3,220
Mack-Cali Realty Corp.	53,125	1,579
Medical Properties Trust, Inc.	74,602	704
Mid-America Apartment Communities, Inc.	20,174	1,038
National Health Investors, Inc.	18,597	717
National Healthcare Corp.	6,598	227
National Retail Properties, Inc.	56,016	1,201
Nationwide Health Properties, Inc.	80,223	2,870
Omega Healthcare Investors, Inc.	62,321	1,242
Orient-Express Hotels Ltd., Class A*	60,684	449
Parkway Properties, Inc.	14,446	210
Pennsylvania Real Estate Investment Trust	36,941	451
Piedmont Office Realty Trust, Inc., Class A	10,957	205
Post Properties, Inc.	32,530	739
ProLogis	317,212	3,213
PS Business Parks, Inc.	12,203	681
Public Storage	85,492	7,516

EQUITY INDEX FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
United States - 37.3% continued
Ramco-Gershenson Properties Trust	25,357	$256
Realty Income Corp.	69,795	2,117
Regency Centers Corp.	54,677	1,881
Saul Centers, Inc.	9,205	374
Senior Housing Properties Trust	85,092	1,711
Simon Property Group, Inc.	194,328	15,692
SL Green Realty Corp.	52,133	2,869
Sovran Self Storage, Inc.	18,370	633
Strategic Hotels & Resorts, Inc.*	101,510	446
Sun Communities, Inc.	12,732	331
Sunstone Hotel Investors, Inc.*	65,890	654
Tanger Factory Outlet Centers, Inc.	26,991	1,117
Taubman Centers, Inc.	27,463	1,033
TravelCenters of America LLC - Fractional Shares (1) *	50,000	—
UDR, Inc.	108,674	2,079
Universal Health Realty Income Trust	8,218	264
Urstadt Biddle Properties, Inc., Class A	12,239	197
U-Store-It Trust	62,051	463
Ventas, Inc.	104,900	4,925
Vornado Realty Trust	121,917	8,894
Washington Real Estate Investment Trust	40,584	1,120
Weingarten Realty Investors	80,220	1,528
Winthrop Realty Trust	10,752	138

		173,546

Total Common Stocks (Cost $500,701) (2)		453,398

INVESTMENT COMPANIES - 0.7%
ING UK Real Estate Income Trust Ltd.	234,147	165
IRP Property Investments Ltd.	55,276	70
ISIS Property Ltd.	38,219	54
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	1,879,445	1,880
ProLogis European Properties*	94,954	477
Standard Life Investment Property Income Trust PLC	69,826	66
UK Commercial Property Trust Ltd.	234,270	277

Total Investment Companies (Cost $3,335) (2)		2,989

Total Investments - 98.0% (Cost $504,036)		456,387

Other Assets less Liabilities - 2.0%		9,417

NET ASSETS - 100.0%		$465,804

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,389,000 with net purchases of approximately $491,000 during the period ended June 30, 2010.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2010, the industry sectors for the Global Real Estate

Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Commercial Services & Supplies	0.3%
Healthcare Providers & Services	0.0
Hotels Restaurants & Leisure	0.1
Household Durables	2.6
Insurance	0.1
Real Estate	4.1
Real Estate Investment Trusts	59.1
Real Estate Management/Development	33.7

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    6    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

At June 30, 2010, the Global Real Estate Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
DJ Euro Stoxx
50 (Euro)	57	$1,790	Long	9/10	$(81)
Hang Seng Index (Hong Kong Dollar)	19	2,450	Long	7/10	(68)
SPI 200 (Australian Dollar)	14	1,255	Long	9/10	(62)
S&P MidCap 400 E-Mini (U.S. Dollar)	80	5,680	Long	9/10	(94)
TOPIX Index (Japanese Yen)	2	190	Long	9/10	(2)

Total					$(307)

At June 30, 2010, the Global Real Estate Index Fund had outstanding forward currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Australian Dollar	292	United States Dollar	250	9/15/10	$7
Australian Dollar	386	United States Dollar	330	9/15/10	8
Australian Dollar	425	United States Dollar	365	9/15/10	11
Australian Dollar	418	United States Dollar	360	9/15/10	11
British Pound	172	United States Dollar	250	9/15/10	(7)
British Pound	203	United States Dollar	300	9/15/10	(3)
British Pound	156	United States Dollar	230	9/15/10	(3)
British Pound	108	United States Dollar	160	9/15/10	(2)
Canadian Dollar	123	United States Dollar	120	9/15/10	4
Canadian Dollar	185	United States Dollar	180	9/15/10	7
Euro	2,001	United States Dollar	2,395	9/15/10	(53)
Euro	163	United States Dollar	200	9/15/10	1
Euro	179	United States Dollar	220	9/15/10	1
Hong Kong Dollar	2,338	United States Dollar	300	9/15/10	—
Hong Kong Dollar	3,503	United States Dollar	450	9/15/10	—
Hong Kong Dollar	1,789	United States Dollar	230	9/15/10	—
Japanese Yen	51,125	United States Dollar	560	9/15/10	(19)
Japanese Yen	58,054	United States Dollar	640	9/15/10	(17)
Japanese Yen	27,533	United States Dollar	300	9/15/10	(12)
Japanese Yen	22,738	United States Dollar	250	9/15/10	(8)
Singapore Dollar	209	United States Dollar	150	9/15/10	—
Singapore Dollar	194	United States Dollar	140	9/15/10	1
Swiss Franc	151	United States Dollar	130	9/15/10	(10)
United States Dollar	440	Australian Dollar	505	9/15/10	(19)
United States Dollar	911	Australian Dollar	1,136	9/15/10	37
United States Dollar	280	British Pound	189	9/15/10	2
United States Dollar	464	British Pound	320	9/15/10	14
United States Dollar	382	Canadian Dollar	402	9/15/10	(5)
United States Dollar	280	Euro	227	9/15/10	(2)
United States Dollar	345	Hong Kong Dollar	2,682	9/15/10	—
United States Dollar	1,521	Hong Kong Dollar	11,855	9/15/10	2
United States Dollar	655	Japanese Yen	59,704	9/15/10	21
United States Dollar	843	Japanese Yen	77,288	9/15/10	32
United States Dollar	250	Singapore Dollar	348	9/15/10	(1)
United States Dollar	442	Singapore Dollar	626	9/15/10	6
United States Dollar	150	Swiss Franc	172	9/15/10	10

Total					$14

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$504,036

Gross tax appreciation of investments	$29,766
Gross tax depreciation of investments	(77,416)

Net tax depreciation of investments	$(47,650)

EQUITY INDEX FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

At June 30, 2010, the Global Real Estate Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	38.7%
Hong Kong Dollar	14.0
Japanese Yen	8.9
Australian Dollar	8.1
Euro	7.1
All other currencies less than 5%	23.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Real Estate Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$12,263	$—	$—	$12,263
Financials	189,186	250,270	—	439,456
Health Care	227	—	—	227
Industrials	1,452	—	—	1,452
Investment Companies	1,880	1,109	—	2,989

Total Investments	$205,008	$251,379	$—	$456,387

Other Financial Instruments*	$(307)	$14	$—	$(293)

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    8    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%
Australia - 4.7%
AGL Energy Ltd.	3,241	$40
Alumina Ltd.	18,073	23
AMP Ltd.	15,247	66
APA Group	4,241	13
Asciano Group*	20,965	28
Australia & New Zealand Banking Group Ltd.	19,529	351
Billabong International Ltd.	1,561	11
BlueScope Steel Ltd.*	13,501	24
Bradken Ltd.	907	6
Brambles Ltd.	10,367	47
Cochlear Ltd.	464	29
Commonwealth Bank of Australia	11,824	479
CSR Ltd.	12,009	17
Downer EDI Ltd.	2,283	7
Fairfax Media Ltd.	5,889	7
Fortescue Metals Group Ltd.*	18,211	62
Intoll Group	18,175	16
Leighton Holdings Ltd.	1,091	26
Macquarie Atlas Roads Group*	2,704	2
MAp Group	5,973	13
Monadelphous Group Ltd.	475	5
National Australia Bank Ltd.	16,334	316
Newcrest Mining Ltd.	3,704	109
Orica Ltd.	2,672	56
Origin Energy Ltd.	6,657	83
QBE Insurance Group Ltd.	7,875	120
Santos Ltd.	6,484	68
SP AusNet	12,257	8
Suncorp-Metway Ltd.	9,899	67
Toll Holdings Ltd.	5,293	24
Transfield Services Ltd.	2,563	7
Transpacific Industries Group Ltd.*	7,726	6
Transurban Group	10,512	37
UGL Ltd.	1,165	13
Wesfarmers Ltd.	7,784	186
West Australian Newspapers Holdings Ltd.	422	2
Westpac Banking Corp.	22,939	405
Woodside Petroleum Ltd.	4,467	156
Woolworths Ltd.	9,535	216

		3,151

Austria - 0.2%
OMV A.G.	1,070	32
RHI A.G.*	136	3
Telekom Austria A.G.	2,544	28
Verbund - Oesterreichische Elektriz-itatswirtschafts A.G.	287	9
Voestalpine A.G.	1,271	35

		107

Belgium - 0.4%
Bekaert S.A.	110	18
Belgacom S.A.	1,252	39
Compagnie Maritime Belge S.A.	78	2
Delhaize Group S.A.	751	54
Dexia S.A.*	4,303	15
Elia System Operator S.A. N.V.	370	12
Euronav N.V.	248	5
KBC Groep N.V.*	1,335	51
Solvay S.A., Class A	312	27
Umicore	937	27

		250

Canada - 7.4%
Agnico-Eagle Mines Ltd.	1,178	72
Agrium, Inc.	1,190	58
Astral Media, Inc.	391	13
Atco Ltd., Class I	382	17
Bank of Montreal	4,299	233
Bank of Nova Scotia	7,918	365
BCE, Inc.	1,849	54
Bombardier, Inc., Class B	10,842	49
Brookfield Asset Management, Inc., Class A	4,504	102
Canadian Imperial Bank of Commerce (1)	2,965	184
Canadian National Railway Co.	3,648	209
Canadian Pacific Railway Ltd.	1,258	67
Canadian Tire Corp. Ltd., Class A	629	31
Canadian Utilities Ltd., Class A	696	30
Cardiome Pharma Corp.*	207	2
Cenovus Energy, Inc.	5,832	150
CML Healthcare Income Fund	504	5
Enbridge, Inc.	2,910	136
EnCana Corp.	5,732	174
Finning International, Inc.	1,218	20
George Weston Ltd.	416	28
Gildan Activewear, Inc.*	913	26
Groupe Aeroplan, Inc.	1,721	14
Inmet Mining Corp.	458	18
Kinross Gold Corp.	5,543	95

EQUITY INDEX FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Canada - 7.4% continued
Loblaw Cos. Ltd.	872	$32
Manulife Financial Corp.	13,385	194
MDS, Inc.*	704	6
Methanex Corp.	811	16
Metro, Inc., Class A	774	30
Nexen, Inc.	3,974	78
Potash Corp. of Saskatchewan, Inc.	2,265	195
QLT, Inc.*	354	2
Rogers Communications, Inc., Class B	3,605	118
RONA, Inc.*	1,119	17
Royal Bank of Canada	10,907	519
Saputo, Inc.	1,214	35
Shaw Communications, Inc., Class B	3,038	55
Shoppers Drug Mart Corp.	1,622	50
Sun Life Financial, Inc.	4,330	114
Suncor Energy, Inc.	11,947	352
Talisman Energy, Inc.	7,877	119
Teck Resources Ltd., Class B	4,444	131
TELUS Corp. N.V.	301	11
Toronto-Dominion Bank (The)	6,745	437
TransAlta Corp.	1,743	32
TransCanada Corp.	5,305	177
Viterra, Inc.*	2,817	19
Yamana Gold, Inc.	5,608	58

		4,949

Cyprus - 0.0%
ProSafe S.E.	1,757	7

Denmark - 0.7%
Danisco A/S	393	26
FLSmidth & Co. A/S	402	26
Novo Nordisk A/S, Class B	3,929	317
Novozymes A/S, Class B	431	46
Vestas Wind Systems A/S*	1,564	65

		480

Finland - 0.7%
Kesko OYJ, Class B	482	16
Kone OYJ, Class B	1,254	50
Konecranes OYJ	495	13
Metso OYJ	1,208	39
Neste Oil OYJ	958	14
Nokia OYJ	28,878	236
Rautaruukki OYJ	718	10
Stora Enso OYJ, Class R	4,665	33
UPM-Kymmene OYJ	4,141	55
YIT OYJ	976	17

		483

France - 2.9%
Accor S.A.	1,705	78
Air Liquide S.A.	2,045	205
Bouygues S.A.	2,081	80
Carrefour S.A.	5,459	216
Cie de Saint-Gobain	3,876	143
Compagnie Generale des Establissements Michelin, Class B	883	62
Danone	5,004	267
Dassault Systemes S.A.	464	28
Lafarge S.A.	1,624	88
L’Oreal S.A.	2,336	228
Peugeot S.A.*	1,291	33
PPR	724	89
Renault S.A.*	1,711	63
Schneider Electric S.A.	2,035	206
Vinci S.A.	3,813	157

		1,943

Germany - 1.6%
Allianz S.E. (Registered)	3,476	345
Bayerische Motoren Werke A.G.	2,286	111
Beiersdorf A.G.	697	38
Deutsche Lufthansa A.G. (Registered)*	1,624	22
Deutsche Post A.G. (Registered)	6,802	99
K+S A.G.	1,480	68
Linde A.G.	959	101
Metro A.G.	1,210	61
Muenchener Rueckversicherungs A.G. (Registered)	1,534	192
Q-Cells S.E.*	221	1
Solarworld A.G.	614	7
Volkswagen A.G.	235	20

		1,065

Greece - 0.1%
Alapis Holding Industrial and Commercial S.A.*	10,162	3
Athens Water Supply & Sewage (The) Co. S.A.	110	1
Coca Cola Hellenic Bottling Co. S.A.	1,091	23
GEK Terna Holding Real Estate Construction S.A.	326	2

NORTHERN FUNDS QUARTERLY REPORT    10    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Greece - 0.1% continued
Hellenic Petroleum S.A.	1,124	$8
Public Power Corp. S.A.	988	14
Titan Cement Co. S.A.	446	8

		59

Hong Kong - 1.3%
CLP Holdings Ltd.	14,099	102
Hang Lung Properties Ltd.	16,061	62
Hang Seng Bank Ltd.	6,078	81
Hong Kong & China Gas Co. Ltd.	41,469	103
Hongkong & Shanghai Hotels (The)	5,527	9
Hongkong Electric Holdings Ltd.	12,258	73
Li & Fung Ltd.	22,000	98
MTR Corp.	13,528	46
New World Development Ltd.	21,000	34
Noble Group Ltd.	34,927	42
Sun Hung Kai Properties Ltd.	14,208	193

		843

Ireland - 0.5%
CRH PLC	5,482	115
Experian PLC	8,028	70
Grafton Group PLC	1,240	4
Ingersoll-Rand PLC	2,480	86
Kerry Group PLC, Class A	981	27
Kingspan Group PLC*	1,533	11

		313

Italy - 1.9%
Atlantia S.p.A.	3,287	58
Autogrill S.p.A.*	828	10
Enel S.p.A.	54,219	229
ENI S.p.A.	20,979	385
Italcementi S.p.A.	456	3
Italcementi S.p.A. (RSP)	873	4
Pirelli & C. S.p.A.	30,988	17
Snam Rete Gas S.p.A.	13,255	53
Telecom Italia S.p.A.	101,491	112
Telecom Italia S.p.A. (RSP)	46,129	42
Terna S.p.A.	12,179	44
UniCredit S.p.A.	149,412	332

		1,289

Japan - 9.7%
Advantest Corp.	1,100	23
Aeon Co. Ltd.	4,600	49
Air Water, Inc.	1,000	11
Aisin Seiki Co. Ltd.	1,100	30
Ajinomoto Co., Inc.	4,000	36
All Nippon Airways Co. Ltd.*	7,000	22
Asahi Glass Co. Ltd.	7,000	65
Asahi Kasei Corp.	8,000	42
Astellas Pharma, Inc.	2,700	90
Benesse Holdings, Inc.	600	27
Canon, Inc.	10,300	384
Chugai Pharmaceutical Co. Ltd.	1,810	32
Dai Nippon Printing Co. Ltd.	4,000	46
Daido Steel Co. Ltd.	2,000	9
Daiichi Sankyo Co. Ltd.	4,000	72
Daito Trust Construction Co. Ltd.	700	40
Daiwa House Industry Co. Ltd.	4,000	36
Daiwa Securities Group, Inc.	13,000	55
Denso Corp.	3,400	94
Eisai Co. Ltd.	1,700	56
Fanuc Ltd.	1,400	157
Fast Retailing Co. Ltd.	400	60
FUJIFILM Holdings Corp.	2,900	83
Fujitsu Ltd.	12,000	75
Hankyu Hanshin Holdings, Inc.	10,000	44
Hitachi Construction Machinery Co. Ltd.	700	13
Hitachi Metals Ltd.	1,000	10
Honda Motor Co. Ltd.	10,600	308
Ibiden Co. Ltd.	800	22
JGC Corp.	2,000	30
Joyo Bank (The) Ltd.	5,000	20
JS Group Corp.	2,000	38
JSR Corp.	1,400	23
Kaneka Corp.	1,000	6
Kao Corp.	4,100	96
Kawasaki Kisen Kaisha Ltd.*	4,000	16
KDDI Corp.	26	124
Keihin Electric Express Railway Co. Ltd.	3,000	26
Keio Corp.	4,000	26
Kikkoman Corp.	1,000	10
Kintetsu Corp.	10,000	31
Konica Minolta Holdings, Inc.	3,000	29
Kubota Corp.	5,000	38
Kuraray Co. Ltd.	3,000	35
Kurita Water Industries Ltd.	700	19
Kyocera Corp.	1,500	121
Lawson, Inc.	600	26

EQUITY INDEX FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Japan - 9.7% continued
Makita Corp.	700	$19
Mazda Motor Corp.	10,000	23
Mitsubishi Chemical Holdings Corp.	9,000	41
Mitsubishi Estate Co. Ltd.	8,000	111
Mitsubishi Gas Chemical Co., Inc.	3,000	15
Mitsubishi Materials Corp.*	8,000	21
Mitsui Chemicals, Inc.	6,000	17
Mitsui Fudosan Co. Ltd.	7,000	98
Mizuho Financial Group, Inc.	90,533	149
Murata Manufacturing Co. Ltd.	1,700	81
NGK Insulators Ltd.	2,000	31
Nidec Corp.	500	42
Nikon Corp.	2,300	40
Nippon Express Co. Ltd.	6,000	27
Nippon Sheet Glass Co. Ltd.	5,000	12
Nippon Steel Corp.	40,000	133
Nippon Yusen Kabushiki Kaisha	10,000	36
Nissan Motor Co. Ltd.*	17,400	121
Nisshin Seifun Group, Inc.	1,500	17
Nisshin Steel Co. Ltd.	6,000	10
Nissin Foods Holdings Co. Ltd.	700	26
Nitto Denko Corp.	1,000	33
Nomura Holdings, Inc.	28,100	154
NSK Ltd.	3,000	21
NTT DoCoMo, Inc.	137	207
Obayashi Corp.	4,000	16
Odakyu Electric Railway Co. Ltd.	4,000	34
Olympus Corp.	1,500	36
Omron Corp.	1,800	39
Osaka Gas Co. Ltd.	12,000	43
Panasonic Corp.	19,000	237
Panasonic Electric Works Co. Ltd.	2,000	20
Rengo Co. Ltd.	1,000	6
Resona Holdings, Inc.	3,700	45
Ricoh Co. Ltd.	4,000	51
Rohm Co. Ltd.	900	54
Sanyo Electric Co. Ltd.*	25,000	32
Secom Co. Ltd.	1,300	58
Sekisui Chemical Co. Ltd.	3,000	19
Sekisui House Ltd.	4,000	34
Sharp Corp.	7,000	74
Shimano, Inc.	500	21
Shimizu Corp.	4,000	14
Shin-Etsu Chemical Co. Ltd.	2,500	116
Shinsei Bank Ltd.*	10,000	8
Shionogi & Co. Ltd.	2,200	46
Shiseido Co. Ltd.	2,400	53
Shizuoka Bank (The) Ltd.	4,000	35
SMC Corp.	400	53
Sojitz Corp.	10,800	17
Sony Corp.	7,600	202
Sumitomo Chemical Co. Ltd.	9,000	35
Sumitomo Metal Industries Ltd.	28,000	63
Sumitomo Metal Mining Co. Ltd.	4,000	50
Sumitomo Trust & Banking (The) Co. Ltd.	10,000	51
T&D Holdings, Inc.	1,850	40
Taiyo Nippon Sanso Corp.	3,000	24
TDK Corp.	800	44
Teijin Ltd.	6,000	18
Terumo Corp.	1,200	57
Tobu Railway Co. Ltd.	5,000	27
Tohoku Electric Power Co., Inc.	2,800	60
Tokyo Electron Ltd.	1,100	59
Tokyo Gas Co. Ltd.	16,000	73
Tokyu Corp.	7,000	29
Toppan Printing Co. Ltd.	4,000	32
Toray Industries, Inc.	10,000	48
Tosoh Corp.	4,000	10
Toyo Seikan Kaisha Ltd.	1,100	16
Toyota Industries Corp.	1,000	25
Ube Industries Ltd.	6,000	14
Unicharm Corp.	300	34
Yakult Honsha Co. Ltd.	1,300	35
Yamaha Corp.	1,100	11
Yamaha Motor Co. Ltd.*	2,000	26
Yamato Holdings Co. Ltd.	2,900	38
Yamato Kogyo Co. Ltd.	400	10

		6,482

Luxembourg - 0.4%
ArcelorMittal	9,049	241

Netherlands - 3.9%
Aegon N.V.*	13,179	71
Akzo Nobel N.V.	1,807	94
ASML Holding N.V.	3,282	90
Fugro N.V. - CVA	566	26
ING Groep N.V. - CVA*	29,903	222
Koninklijke Ahold N.V.	9,060	112
Koninklijke Boskalis Westminster N.V.	517	20

NORTHERN FUNDS QUARTERLY REPORT    12    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Netherlands - 3.9% continued
Koninklijke DSM N.V.	1,371	$54
Koninklijke Philips Electronics N.V.	7,617	227
Randstad Holding N.V.*	1,007	40
Reed Elsevier N.V.	5,701	63
Royal Dutch Shell PLC, Class A (London Exchange)	27,220	687
Royal Dutch Shell PLC, Class B (London Exchange)	20,833	504
TNT N.V.	2,826	71
Unilever N.V. - CVA	11,948	326
Wolters Kluwer N.V.	2,296	44

		2,651

New Zealand - 0.1%
AMP NZ Office Trust	3,266	2
Auckland International Airport Ltd.	6,444	8
Contact Energy Ltd.*	2,010	8
Fletcher Building Ltd.	4,733	25
Freightways Ltd.	2,224	4
Infratil Ltd.	5,032	6
Kiwi Income Property Trust	4,050	2
Mainfreight Ltd.	161	1
Telecom Corp. of New Zealand Ltd.	14,468	19
Vector Ltd.	4,014	6

		81

Norway - 0.8%
DnB NOR ASA	9,116	88
Norsk Hydro ASA	7,221	33
Orkla ASA	7,702	49
Petroleum Geo-Services ASA*	1,532	13
Renewable Energy Corp. ASA*	4,658	11
Schibsted ASA	657	12
Statoil ASA	9,901	191
Storebrand ASA*	3,600	19
Telenor ASA	6,381	80
Tomra Systems ASA	817	3
Yara International ASA	1,715	48

		547

Portugal - 0.3%
Banco Comercial Portugues S.A. (Registered)	26,371	20
Banco Espirito Santo S.A. (Registered)	1,806	7
Brisa Auto-Estradas de Portugal S.A.	3,152	19
Cimpor Cimentos de Portugal SGPS S.A.	1,631	9
Galp Energia SGPS S.A., Class B	1,843	28
Jeronimo Martins SGPS S.A.	1,773	16
Portugal Telecom SGPS S.A. (Registered)	7,051	70
Sonae SGPS S.A.	5,703	5

		174

Singapore - 0.2%
City Developments Ltd.	5,000	39
ComfortDelgro Corp. Ltd.	15,000	16
Ezra Holdings Ltd.	5,000	7
Hyflux Ltd.	4,000	9
SembCorp Industries Ltd.	7,000	20
SembCorp Marine Ltd.	7,000	19
Singapore Airlines Ltd.	5,000	52

		162

Spain - 2.6%
Abertis Infraestructuras S.A.	2,911	42
Acciona S.A.	196	15
Acerinox S.A.	1,847	29
ACS Actividades de Construccion y Servicios S.A.	1,781	65
Banco Bilbao Vizcaya Argentaria S.A.	28,800	297
Banco Santander S.A.	63,133	663
Ebro Puleva S.A.	853	14
Ferrovial S.A.	3,978	26
Gamesa Corp. Tecnologica S.A.*	1,856	16
Gas Natural SDG S.A.	3,436	50
Gestevision Telecinco S.A.	712	6
Iberdrola S.A.	39,120	219
Inditex S.A.	1,889	107
NH Hoteles S.A.*	1,427	4
Repsol YPF S.A.	9,499	192
SOS Corp. Alimentaria S.A.*	322	1
Viscofan S.A.	442	12
Zardoya Otis S.A.	864	11

		1,769

Sweden - 1.9%
Alfa Laval AB	2,521	33
Assa Abloy AB, Class B	2,618	52
Electrolux AB, Class B	2,339	53
Elekta AB, Class B	573	15
Hennes & Mauritz AB, Class B	4,563	126
Holmen AB, Class B	548	13
Sandvik AB	9,008	110
Scania AB, Class B	3,211	49

EQUITY INDEX FUNDS    13    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Sweden - 1.9% continued
Skanska AB, Class B	2,885	$42
SKF AB, Class B	3,085	55
SSAB AB, Class A	1,739	23
Svenska Cellulosa AB, Class B	4,776	56
Svenska Handelsbanken AB, Class A	4,672	114
Telefonaktiebolaget LM Ericsson, Class B	23,193	258
TeliaSonera AB	17,453	112
Volvo AB, Class A*	5,340	56
Volvo AB, Class B*	10,932	120

		1,287

Switzerland - 3.9%
Adecco S.A. (Registered)	1,068	50
Credit Suisse Group A.G. (Registered)	8,747	329
Geberit A.G. (Registered)	328	51
Givaudan S.A. (Registered)	67	57
Holcim Ltd. (Registered)	1,894	127
Novartis A.G. (Registered)	17,409	845
Roche Holding A.G. (Genusschein)	5,407	742
Romande Energie Holding S.A. (Registered)	1	1
Swiss Reinsurance Co. Ltd. (Registered)	2,870	118
Swisscom A.G. (Registered)	164	56
Xstrata PLC	16,898	221

		2,597

United Kingdom - 8.0%
Acergy S.A.	1,050	16
Aggreko PLC	2,044	43
Arriva PLC	1,660	19
AstraZeneca PLC	11,065	520
Aviva PLC	21,964	102
Balfour Beatty PLC	5,287	19
British Airways PLC*	4,242	12
Bunzl PLC	2,695	27
Burberry Group PLC	3,252	37
Capita Group (The) PLC	4,976	55
Centrica PLC	38,947	171
Compass Group PLC	14,255	108
Cookson Group PLC*	1,928	11
De La Rue PLC	945	13
Hays PLC	9,531	13
Home Retail Group PLC	6,566	21
HSBC Holdings PLC	134,057	1,223
Inchcape PLC*	3,306	12
Intercontinental Hotels Group PLC	2,339	36
International Power PLC	11,741	52
Invensys PLC	5,883	21
ITV PLC*	29,545	22
Kingfisher PLC	17,714	55
Lloyds Banking Group PLC*	305,621	242
National Grid PLC	26,993	199
Next PLC	1,395	41
Pearson PLC	6,132	80
Persimmon PLC*	2,004	10
Reckitt Benckiser Group PLC	5,594	259
Reed Elsevier PLC	9,437	70
Royal Bank of Scotland Group PLC*	130,809	79
Scottish & Southern Energy PLC	6,989	116
Stagecoach Group PLC	5,877	15
Tesco PLC	61,343	345
Tomkins PLC	6,705	23
TUI Travel PLC	4,444	14
Unilever PLC	9,918	264
Vodafone Group PLC	405,202	840
Wolseley PLC*	2,194	43
WPP PLC	9,587	90

		5,338

United States - 42.1%
3M Co.	5,516	436
Adobe Systems, Inc.*	3,989	105
AES (The) Corp.*	6,149	57
Aetna, Inc.	3,363	89
Aflac, Inc.	3,545	151
Agilent Technologies, Inc.*	2,660	76
Air Products & Chemicals, Inc.	1,622	105
Airgas, Inc.	490	31
Allergan, Inc.	2,337	136
Amazon.com, Inc.*	2,547	278
American Express Co.	9,316	370
Amgen, Inc.*	7,360	387
Apache Corp.	2,599	219
Applied Materials, Inc.	10,191	123
AutoZone, Inc.*	263	51
AvalonBay Communities, Inc.	621	58
Ball Corp.	670	35
Bank of New York Mellon (The) Corp.	9,438	233
Baxter International, Inc.	4,631	188
BB&T Corp.	5,240	138
Becton, Dickinson and Co.	1,813	123

NORTHERN FUNDS QUARTERLY REPORT    14    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
United States - 42.1% continued
Bed Bath & Beyond, Inc.*	2,050	$76
Best Buy Co., Inc.	3,225	109
Biogen Idec, Inc.*	2,126	101
BorgWarner, Inc.*	960	36
Boston Properties, Inc.	1,070	76
Bristol-Myers Squibb Co.	13,183	329
C.H. Robinson Worldwide, Inc.	1,270	71
Calpine Corp.*	2,569	33
Caterpillar, Inc.	4,814	289
Celgene Corp.*	3,504	178
CenterPoint Energy, Inc.	2,980	39
Charles Schwab (The) Corp.	9,013	128
Chesapeake Energy Corp.	5,041	106
Chubb Corp.	2,532	127
Cisco Systems, Inc.*	44,056	939
CME Group, Inc.	523	147
Coach, Inc.	2,312	85
Colgate-Palmolive Co.	3,764	296
Consolidated Edison, Inc.	2,123	92
Cooper Industries PLC	1,306	57
Corning, Inc.	12,112	196
Costco Wholesale Corp.	3,431	188
Crown Castle International Corp.*	2,257	84
CSX Corp.	3,060	152
Cummins, Inc.	1,559	102
Danaher Corp.	4,964	184
Darden Restaurants, Inc.	1,030	40
Deere & Co.	3,254	181
Dell, Inc.*	15,239	184
Devon Energy Corp.	3,405	207
Discover Financial Services	4,090	57
Dover Corp.	1,459	61
Dun & Bradstreet Corp.	423	28
Eaton Corp.	1,350	88
Ecolab, Inc.	1,772	80
Edison International	2,450	78
Emerson Electric Co.	5,855	256
EOG Resources, Inc.	1,889	186
EQT Corp.	1,105	40
Equity Residential	2,210	92
Expeditors International of Washington, Inc.	1,590	55
Family Dollar Stores, Inc.	1,070	40
Fastenal Co.	1,114	56
FedEx Corp.	2,364	166
Fifth Third Bancorp	6,102	75
First Solar, Inc.*	465	53
Franklin Resources, Inc.	1,308	113
Gap (The), Inc.	3,775	73
General Mills, Inc.	5,060	180
Genuine Parts Co.	1,220	48
Genworth Financial, Inc., Class A*	3,672	48
Genzyme Corp.*	2,008	102
Gilead Sciences, Inc.*	6,862	235
Google, Inc., Class A*	1,822	811
Harley-Davidson, Inc.	1,855	41
Hartford Financial Services Group, Inc.	3,439	76
Hess Corp.	2,546	128
Hewlett-Packard Co.	17,983	778
Host Hotels & Resorts, Inc.	5,029	68
Hudson City Bancorp, Inc.	4,065	50
Illinois Tool Works, Inc.	3,821	158
Intel Corp.	42,795	832
IntercontinentalExchange, Inc.*	580	66
International Business Machines Corp.	9,861	1,218
International Paper Co.	3,322	75
J.C. Penney Co., Inc.	1,912	41
Johnson & Johnson	21,301	1,258
Johnson Controls, Inc.	5,221	140
KeyCorp	6,819	52
Kimberly-Clark Corp.	3,235	196
Kimco Realty Corp.	3,060	41
Kraft Foods, Inc., Class A	13,263	371
Limited Brands, Inc.	2,399	53
Lincoln National Corp.	2,330	57
M&T Bank Corp.	941	80
Marriott International, Inc., Class A	2,716	81
Marriott International, Inc., Class A - Fractional Shares*	40,652	—
Martin Marietta Materials, Inc.	375	32
Masco Corp.	2,640	28
Mattel, Inc.	2,748	58
McDonald’s Corp.	8,302	547
MDU Resources Group, Inc.	1,400	25
MeadWestvaco Corp.	1,338	30
MetroPCS Communications, Inc.*	2,237	18
Motorola, Inc.*	17,956	117
National Oilwell Varco, Inc.	3,212	106
NetApp, Inc.*	2,706	101
NextEra Energy, Inc.	3,182	155

EQUITY INDEX FUNDS    15    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
United States - 42.1% continued
NII Holdings, Inc.*	1,236	$40
NIKE, Inc., Class B	2,330	157
Nordstrom, Inc.	1,657	53
Norfolk Southern Corp.	3,007	160
Northern Trust Corp. (2) (3)	1,740	81
NRG Energy, Inc.*	2,061	44
Nucor Corp.	2,374	91
NYSE Euronext	2,042	56
Omnicom Group, Inc.	2,339	80
Owens-Illinois, Inc.*	1,279	34
PACCAR, Inc.	2,775	111
People’s United Financial, Inc.	2,747	37
PepsiCo, Inc.	12,428	758
PG&E Corp.	2,835	117
Pitney Bowes, Inc.	1,550	34
PNC Financial Services Group, Inc.	4,029	228
PPL Corp.	2,980	74
Praxair, Inc.	2,344	178
Principal Financial Group, Inc.	2,402	56
Procter & Gamble (The) Co.	22,168	1,330
Progressive (The) Corp.	5,171	97
ProLogis	3,670	37
Public Service Enterprise Group, Inc.	4,007	126
QEP Resources Inc.	1,347	43
QUALCOMM, Inc.	12,616	414
Questar Corp.	1,309	60
R.R. Donnelley & Sons Co.	1,617	26
Regions Financial Corp.	8,883	58
Rockwell Automation, Inc.	1,067	52
Roper Industries, Inc.	689	39
RRI Energy, Inc.*	3,238	12
Sempra Energy	1,927	90
Sigma-Aldrich Corp.	900	45
Sprint Nextel Corp.*	22,852	97
SPX Corp.	338	18
St. Jude Medical, Inc.*	2,469	89
Stanley Black & Decker, Inc.	1,190	60
Staples, Inc.	5,655	108
Starbucks Corp.	5,712	139
Starwood Hotels & Resorts Worldwide, Inc.	1,480	61
State Street Corp.	3,826	129
SunTrust Banks, Inc.	3,838	89
Sysco Corp.	4,517	129
T.Rowe Price Group, Inc.	2,029	90
Target Corp.	5,671	279
Texas Instruments, Inc.	9,472	221
Thermo Fisher Scientific, Inc.*	3,175	156
Thomson Reuters Corp.	3,197	114
Tiffany & Co.	967	37
TJX Cos., Inc.	3,168	133
Travelers (The) Cos., Inc.	3,797	187
U.S. Bancorp	14,805	331
United Parcel Service, Inc., Class B	5,541	315
United States Steel Corp.	1,120	43
VF Corp.	811	58
Vornado Realty Trust	1,436	105
Vulcan Materials Co.	990	43
W.W. Grainger, Inc.	561	56
Walt Disney (The) Co.	14,958	471
WellPoint, Inc.*	3,297	161
Wells Fargo & Co.	39,850	1,020
Weyerhaeuser Co.	1,643	58
Whirlpool Corp.	560	49
Windstream Corp.	3,790	40
Wisconsin Energy Corp.	950	48
Xerox Corp.	10,631	85
Zimmer Holdings, Inc.*	1,553	84

		28,240

Total Common Stocks (Cost $68,673) (4)		64,508

PREFERRED STOCKS - 0.3%
Germany - 0.3%
Henkel A.G. & Co. KGaA	1,329	65
Volkswagen A.G.	1,292	113

		178

Total Preferred Stocks (Cost $177) (4)		178

INVESTMENT COMPANIES - 2.0%
Northern Institutional Funds - Diversified Assets Portfolio (5) (6)	1,356,472	1,356

Total Investment Companies (Cost $1,356)		1,356

NORTHERN FUNDS QUARTERLY REPORT    16    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
Norsk Hydro ASA*	2,197	$1
Zardoya Otis S.A.*	860	1

Total Rights (Cost $—) (4)		2

Total Investments - 98.6% (Cost $70,206)		66,044

Other Assets less Liabilities - 1.4%		943

NET ASSETS - 100.0%		$66,987

(1)	Restricted security that has been deemed illiquid. At June 30, 2010, the value of the restricted illiquid security amounted to approximately $184,000 or 0.27% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Canadian Imperial Bank of Commerce	3/5/08 - 5/7/10	$182

(2)	At March 31, 2010, the value of the Fund’s investment in Northern Trust Corp. was approximately $96,000. The net change in unrealized depreciation during the three months ended June 30, 2010 was approximately $15,000.
(3)	Investment in affiliate.
(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,472,000 with net sales of approximately $116,000 during the period ended June 30, 2010.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$70,206

Gross tax appreciation of investments	$3,023
Gross tax depreciation of investments	(7,186)

Net tax depreciation of investments	$(4,163)

At June 30, 2010, the Global Sustainability Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
DJ Euro Stoxx 50 (Euro)	14	$440	Long	9/10	$(23)
FTSE 100 Index (British Pound)	3	219	Long	9/10	(14)
S&P/TSX 60 Index (Canadian Dollar)	1	124	Long	9/10	(4)
S&P 500 E-Mini (United States Dollar)	23	1,181	Long	9/10	(32)
SPI 200 (Australian Dollar)	1	90	Long	9/10	(5)
TOPIX Index (Japanese Yen)	3	285	Long	9/10	$(8)

Total					$(86)

At June 30, 2010, the Global Sustainability Index Fund ’ s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	43.6%
Euro	14.2
British Pound	10.5
Japanese Yen	10.0
Canadian Dollar	7.8
All other currencies less than 5%	13.9

Total	100.0%

EQUITY INDEX FUNDS    17    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

At June 30, 2010, the industry sectors for the Global Sustainability Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.6%
Consumer Staples	10.5
Energy	7.1
Financials	22.8
Health Care	10.0
Industrials	12.0
Information Technology	12.2
Materials	6.9
Telecommunication Services	3.4
Utilities	4.5

Total	100.0%

At June 30, 2010, the Global Sustainability Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Euro	109	United States Dollar	130	9/15/10	$(3)
United States Dollar	19	Australian Dollar	24	9/15/10	1
United States Dollar	94	British Pound	65	9/15/10	3
United States Dollar	140	Euro	114	9/15/10	—
United States Dollar	50	Japanese Yen	4,584	9/15/10	2
United States Dollar	145	Japanese Yen	13,200	9/15/10	4

Total					$7

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g. information about assumptions, including risk, market particpants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Sustainability Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$3,755	$3,008	$—	$6,763
Consumer Staples	3,642	3,092	—	6,734
Energy	2,180	2,421	—	4,601
Financials	7,054	7,585	—	14,639
Health Care	3,633	2,856	—	6,489
Industrials	3,610	4,168	—	7,778
Information Technology	6,252	1,697	—	7,949
Materials	1,522	2,947	—	4,469
Telecommunication Services	462	1,728	—	2,190
Utilities	1,168	1,728	—	2,896
Preferred Stocks
Consumer Discretionary	—	113	—	113
Consumer Staples	—	65	—	65
Rights
Industrials	—	1	—	1
Materials	—	1	—	1
Investment Companies	1,356	—	—	1,356

Total Investments	$34,634	$31,410	$—	$66,044

Other Financial Instruments*	$(86)	$7	$—	$(79)

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    18    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%
Australia - 7.8%
AGL Energy Ltd.	62,983	$776
Alumina Ltd.	342,397	434
Amcor Ltd.	171,278	912
AMP Ltd.	287,398	1,249
Aristocrat Leisure Ltd.	55,936	171
Arrow Energy Ltd.*	82,964	337
Asciano Group*	410,758	554
ASX Ltd.	24,174	590
Australia & New Zealand Banking Group Ltd.	355,526	6,382
AXA Asia Pacific Holdings Ltd.	144,999	664
Bendigo and Adelaide Bank Ltd.	49,127	336
BGP Holdings PLC (1) *	980,773	—
BHP Billiton Ltd.	471,078	14,649
Billabong International Ltd.	27,813	203
BlueScope Steel Ltd.*	255,803	446
Boral Ltd.	83,515	336
Brambles Ltd.	198,237	904
Caltex Australia Ltd.	19,469	152
CFS Retail Property Trust	247,860	393
Coca-Cola Amatil Ltd.	78,716	788
Cochlear Ltd.	7,927	494
Commonwealth Bank of Australia	215,361	8,728
Computershare Ltd.	62,334	551
Crown Ltd.	63,595	412
CSL Ltd.	78,160	2,131
CSR Ltd.	212,490	298
Dexus Property Group	668,979	431
Energy Resources of Australia Ltd.	9,255	103
Fairfax Media Ltd.	297,088	326
Fortescue Metals Group Ltd.*	174,221	594
Foster’s Group Ltd.	270,851	1,281
Goodman Fielder Ltd.	193,560	218
Goodman Group	878,224	463
GPT Group	265,210	623
Harvey Norman Holdings Ltd.	73,421	203
Incitec Pivot Ltd.	226,574	514
Insurance Australia Group Ltd.	291,623	829
Intoll Group	311,652	271
James Hardie Industries SE*	61,315	319
Leighton Holdings Ltd.	18,891	455
Lend Lease Group	75,458	461
MacArthur Coal Ltd.	17,833	179
Macquarie Group Ltd.	47,001	1,446
MAp Group	105,702	237
Metcash Ltd.	105,824	372
Mirvac Group	419,430	459
National Australia Bank Ltd.	297,480	5,746
Newcrest Mining Ltd.	67,882	1,996
OneSteel Ltd.	186,326	461
Orica Ltd.	50,675	1,067
Origin Energy Ltd.	123,196	1,539
OZ Minerals Ltd.*	442,917	354
Paladin Energy Ltd.*	95,535	285
Qantas Airways Ltd.*	161,271	296
QBE Insurance Group Ltd.	143,880	2,189
Rio Tinto Ltd.	61,152	3,386
Santos Ltd.	116,722	1,225
Sims Metal Management Ltd.	22,986	327
Sonic Healthcare Ltd.	51,760	451
SP AusNet	192,123	123
Stockland	334,584	1,039
Suncorp-Metway Ltd.	178,324	1,197
TABCORP Holdings Ltd.	85,458	453
Tatts Group Ltd.	179,414	336
Telstra Corp. Ltd.	611,038	1,662
Toll Holdings Ltd.	93,282	426
Transurban Group	178,694	634
Wesfarmers Ltd.	141,094	3,378
Wesfarmers Ltd. - PPS	21,311	513
Westfield Group	307,776	3,132
Westpac Banking Corp.	417,790	7,377
Woodside Petroleum Ltd.	76,345	2,663
Woolworths Ltd.	174,060	3,945
WorleyParsons Ltd.	26,823	496

		99,370

Austria - 0.3%
Erste Group Bank A.G.	26,527	844
Immofinanz A.G.*	139,273	359
OMV A.G.	21,043	634
Raiffeisen International Bank Holding A.G.*	7,602	290
Telekom Austria A.G.	46,635	518
Verbund A.G., Class A	10,639	326
Vienna Insurance Group	5,312	221
Voestalpine A.G.	15,411	422

		3,614

Belgium - 1.2%
Ageas	313,572	700

EQUITY INDEX FUNDS    19    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Belgium - 1.2% continued
Anheuser-Busch InBev N.V.	101,337	$4,868
ArcelorMittal	120,520	3,205
Belgacom S.A.	21,318	671
Cie Nationale A Portefeuille	3,864	164
Colruyt S.A.	2,115	497
Delhaize Group S.A.	14,152	1,025
Dexia S.A.*	74,237	259
Groupe Bruxelles Lambert S.A.	11,329	787
KBC Groep N.V.*	22,600	867
Mobistar S.A.	3,775	200
Solvay S.A., Class A	8,317	710
UCB S.A.	14,150	443
Umicore	15,996	463

		14,859

Denmark - 1.0%
A.P. Moller - Maersk A/S, Class A	77	586
A.P. Moller - Maersk A/S, Class B	185	1,450
Carlsberg A/S, Class B	15,020	1,142
Coloplast A/S, Class B	3,240	322
Danske Bank A/S*	63,772	1,225
DSV A/S	29,395	422
Novo-Nordisk A/S, Class B	61,163	4,934
Novozymes A/S, Class B	6,478	687
Tryg A/S	3,551	187
Vestas Wind Systems A/S*	28,603	1,189
William Demant Holding A/S*	3,267	238

		12,382

Finland - 1.0%
Elisa OYJ*	18,682	323
Fortum OYJ	62,390	1,374
Kesko OYJ, Class B	9,461	306
Kone OYJ, Class B	21,656	861
Metso OYJ	17,949	573
Neste Oil OYJ	18,302	266
Nokia OYJ	525,776	4,293
Nokian Renkaat OYJ	15,112	370
Orion OYJ, Class B	12,359	231
Outokumpu OYJ	17,897	269
Pohjola Bank PLC	19,297	197
Rautaruukki OYJ	11,690	171
Sampo OYJ, Class A	59,004	1,235
Sanoma OYJ	11,121	192
Stora Enso OYJ, Class R	81,681	584
UPM-Kymmene OYJ	73,001	967
Wartsila OYJ	11,084	505

		12,717

France - 9.0%
Accor S.A.	20,596	946
Aeroports de Paris	4,115	262
Air France-KLM*	19,824	233
Air Liquide S.A.	39,573	3,975
Alcatel-Lucent*	325,560	830
Alstom S.A.	28,783	1,298
Atos Origin S.A.*	6,262	250
AXA S.A.	241,127	3,657
BioMerieux	1,665	171
BNP Paribas	133,106	7,107
Bouygues S.A.	32,332	1,238
Bureau Veritas S.A.	6,934	373
Cap Gemini S.A.	20,531	897
Carrefour S.A.	84,119	3,321
Casino Guichard Perrachon S.A.	7,751	585
Christian Dior S.A.	8,941	850
Cie Generale d’Optique Essilor International S.A.	28,810	1,715
CNP Assurances	5,219	356
Compagnie de Saint-Gobain	54,008	1,994
Compagnie Generale de Geophysique-Veritas*	20,141	354
Compagnie Generale des Establissements Michelin, Class B	20,693	1,442
Credit Agricole S.A.	130,249	1,333
Danone	81,743	4,365
Dassault Systemes S.A.	8,275	501
EDF S.A.	36,355	1,382
Eiffage S.A.	5,581	241
Eramet	732	179
Eurazeo	4,041	232
Eutelsat Communications	13,906	465
Fonciere Des Regions	3,363	278
France Telecom S.A.	260,249	4,491
GDF Suez	174,588	4,940
Gecina S.A.	2,589	231
Groupe Eurotunnel S.A.	66,887	452
Hermes International	7,418	984
ICADE	3,303	279
Iliad S.A.	2,265	176
Imerys S.A.	5,295	268

NORTHERN FUNDS QUARTERLY REPORT    20    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
France - 9.0% continued
Ipsen S.A.	4,138	$126
JC Decaux S.A.*	9,279	215
Klepierre	12,788	351
Lafarge S.A.	28,153	1,522
Lagardere S.C.A.	16,581	514
Legrand S.A.	18,475	544
L’Oreal S.A.	33,644	3,288
LVMH Moet Hennessy Louis Vuitton S.A.	34,431	3,751
Metropole Television S.A.	8,980	182
Natixis*	122,503	527
Neopost S.A.	4,427	320
PagesJaunes Groupe	17,902	184
Pernod-Ricard S.A.	27,785	2,149
Peugeot S.A.*	21,349	540
PPR	10,666	1,316
Publicis Groupe S.A.	18,036	717
Renault S.A.*	26,983	993
Safran S.A.	23,419	650
Sanofi-Aventis	148,077	8,929
Schneider Electric S.A.	34,141	3,456
SCOR S.E.	23,261	445
SES S.A.	42,069	874
Societe BIC S.A.	3,697	262
Societe Generale	88,274	3,591
Societe Television Francaise 1	16,430	215
Sodexo	13,259	734
Suez Environnement Co.	37,826	623
Technip S.A.	13,800	786
Thales S.A.	12,576	404
Total S.A.	296,675	13,203
Unibail-Rodamco S.E.	12,816	2,080
Vallourec S.A.	7,844	1,339
Veolia Environnement	48,509	1,133
Vinci S.A.	61,109	2,516
Vivendi	172,534	3,491

		114,621

Germany - 7.1%
Adidas A.G.	29,384	1,418
Allianz S.E. (Registered)	63,725	6,328
BASF S.E.	128,947	7,035
Bayer A.G.	116,096	6,478
Bayerische Motoren Werke A.G.	46,479	2,248
Beiersdorf A.G.	14,172	779
Celesio A.G.	10,761	234
Commerzbank A.G.*	99,520	695
Continental A.G.*	7,023	364
Daimler A.G. (Registered)*	126,623	6,412
Deutsche Bank A.G. (Registered)	87,163	4,928
Deutsche Boerse A.G.	27,384	1,664
Deutsche Lufthansa A.G. (Registered)*	32,948	454
Deutsche Post A.G. (Registered)	118,874	1,724
Deutsche Postbank A.G.*	12,289	355
Deutsche Telekom A.G. (Registered)	397,978	4,691
E.ON A.G.	252,840	6,806
Fraport A.G. Frankfurt Airport Services Worldwide	5,084	216
Fresenius Medical Care A.G. & Co. KGaA	27,350	1,480
Fresenius S.E.	3,969	264
GEA Group A.G.	23,122	459
Hannover Rueckversicherung A.G. (Registered)	8,555	369
HeidelbergCement A.G.	19,747	941
Henkel A.G. & Co. KGaA	18,273	746
Hochtief A.G.	6,393	380
Infineon Technologies A.G.*	152,596	882
K+S A.G.	20,155	927
Linde A.G.	23,690	2,488
MAN S.E.	14,848	1,224
Merck KGaA	9,078	661
Metro A.G.	18,212	926
Muenchener Rueckversicherungs A.G. (Registered)	27,713	3,469
Puma A.G. Rudolf Dassler Sport	755	199
RWE A.G.	58,794	3,832
Salzgitter A.G.	5,909	352
SAP A.G.	120,488	5,352
Siemens A.G. (Registered)	115,510	10,337
Suedzucker A.G.	9,399	169
ThyssenKrupp A.G.	46,952	1,153
TUI A.G.*	19,497	171
United Internet A.G. (Registered)	16,674	183
Volkswagen A.G.	4,132	350
Wacker Chemie A.G.	2,164	313

		90,456

Greece - 0.3%
Alpha Bank A.E.*	71,300	348
Bank of Cyprus Public Co. Ltd.	82,032	329
Coca Cola Hellenic Bottling Co. S.A.	25,677	548
EFG Eurobank Ergasias S.A.*	45,417	201

EQUITY INDEX FUNDS    21    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Greece - 0.3% continued
Hellenic Telecommunications
Organization S.A.*	34,437	$259
National Bank of Greece S.A.*	85,248	929
OPAP S.A.	31,405	391
Piraeus Bank S.A.*	47,270	199
Public Power Corp. S.A.	15,977	229

		3,433

Hong Kong - 2.5%
ASM Pacific Technology Ltd.	27,200	212
Bank of East Asia Ltd.	212,239	764
BOC Hong Kong Holdings Ltd.	519,500	1,181
Cathay Pacific Airways Ltd.	170,000	333
Cheung Kong Holdings Ltd.	195,000	2,241
Cheung Kong Infrastructure Holdings Ltd.	62,000	230
CLP Holdings Ltd.	270,001	1,955
Esprit Holdings Ltd.	161,650	872
Foxconn International Holdings Ltd.*	297,000	193
Hang Lung Group Ltd.	113,000	609
Hang Lung Properties Ltd.	291,000	1,116
Hang Seng Bank Ltd.	107,300	1,434
Henderson Land Development Co. Ltd.	151,000	880
Hong Kong & China Gas Co. Ltd.	605,279	1,496
Hong Kong Exchanges and Clearing Ltd.	143,600	2,239
Hongkong Electric Holdings Ltd.	194,500	1,158
Hopewell Holdings Ltd.	79,500	224
Hutchison Whampoa Ltd.	299,000	1,846
Hysan Development Co. Ltd.	87,267	245
Kerry Properties Ltd.	100,199	430
Li & Fung Ltd.	318,800	1,427
Lifestyle International Holdings Ltd.	79,500	154
Link REIT (The)	309,254	765
Mongolia Energy Co. Ltd.*	423,000	148
MTR Corp.	201,078	685
New World Development Ltd.	356,139	575
Noble Group Ltd.	417,618	504
NWS Holdings Ltd.	121,000	219
Orient Overseas International Ltd.*	31,200	223
PCCW Ltd.	531,000	154
Sands China Ltd.*	285,328	419
Shangri-La Asia Ltd.	180,000	332
Sino Land Co. Ltd.	239,730	426
Sun Hung Kai Properties Ltd.	198,000	2,692
Swire Pacific Ltd., Class A	108,000	1,224
Television Broadcasts Ltd.	40,000	185
Wharf Holdings Ltd.	193,000	934
Wheelock & Co. Ltd.	130,000	365
Wing Hang Bank Ltd.	24,500	239
Wynn Macau Ltd.*	218,993	358
Yangzijiang Shipbuilding Holdings Ltd.	205,566	196
Yue Yuen Industrial Holdings Ltd.	104,000	323

		32,205

Ireland - 0.5%
Anglo Irish Bank Corp. Ltd.(1) *	93,434	—
Bank of Ireland - Dublin*	477,016	392
CRH PLC	98,018	2,052
Elan Corp. PLC*	69,820	316
Experian PLC	144,047	1,247
Kerry Group PLC, Class A	19,684	545
Ryanair Holdings PLC ADR*	5,370	146
Shire PLC	78,848	1,603

		6,301

Israel - 0.8%
Bank Hapoalim BM*	139,033	499
Bank Leumi Le-Israel BM*	165,430	588
Bezeq Israeli Telecommunication Corp. Ltd.	242,562	531
Cellcom Israel Ltd.	6,931	173
Delek Group Ltd.	558	116
Discount Investment Corp.	3,588	57
Elbit Systems Ltd.	3,251	165
Israel (The) Corp. Ltd.*	325	201
Israel Chemicals Ltd.	62,234	649
Israel Discount Bank Ltd., Class A*	75,592	127
Makhteshim-Agan Industries Ltd.	33,597	112
Mizrahi Tefahot Bank Ltd.*	17,160	125
NICE Systems Ltd.*	8,675	215
Ormat Industries	8,328	62
Partner Communications Co. Ltd	11,913	183
Teva Pharmaceutical Industries Ltd.	130,359	6,802

		10,605

Italy - 2.7%
A2A S.p.A.	152,175	206
Assicurazioni Generali S.p.A.	163,929	2,861
Atlantia S.p.A.	33,740	598
Autogrill S.p.A.*	16,168	194
Banca Carige S.p.A.	79,449	155
Banca Monte dei Paschi di Siena S.p.A.*	311,409	353
Banca Popolare di Milano Scarl	55,318	228

NORTHERN FUNDS QUARTERLY REPORT    22    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Italy - 2.7% continued
Banco Popolare Scarl	89,927	$494
Beni Stabili S.p.A*	20,178	15
Enel S.p.A.	924,180	3,910
ENI S.p.A.	365,431	6,708
Exor S.p.A.	9,040	152
Fiat S.p.A.	107,319	1,105
Finmeccanica S.p.A.	56,840	590
Intesa Sanpaolo S.p.A.	1,081,214	2,847
Intesa Sanpaolo S.p.A. (RSP)	133,083	265
Luxottica Group S.p.A.	16,343	394
Mediaset S.p.A.	99,585	567
Mediobanca S.p.A.*	66,578	496
Mediolanum S.p.A.	30,695	120
Parmalat S.p.A.	242,526	563
Pirelli & C. S.p.A.	362,480	200
Prysmian S.p.A.	25,444	366
Saipem S.p.A.	37,133	1,129
Snam Rete Gas S.p.A.	200,526	797
Telecom Italia S.p.A.	1,315,137	1,450
Telecom Italia S.p.A. (RSP)	846,277	771
Tenaris S.A.	66,257	1,150
Terna S.p.A.	182,516	657
UniCredit S.p.A.	2,164,394	4,804
Unione di Banche Italiane SCPA	85,209	733

		34,878

Japan - 22.5%
77 Bank (The) Ltd.	48,000	257
ABC-Mart, Inc.	3,500	137
Acom Co. Ltd.	5,250	68
Advantest Corp.	22,400	469
Aeon Co. Ltd.	84,300	895
Aeon Credit Service Co. Ltd.	10,900	97
Aeon Mall Co. Ltd.	11,300	224
Air Water, Inc.	20,569	225
Aisin Seiki Co. Ltd.	26,900	727
Ajinomoto Co., Inc.	93,000	842
Alfresa Holdings Corp.	5,500	265
All Nippon Airways Co. Ltd.*	120,000	380
Amada Co. Ltd.	50,000	328
Aozora Bank Ltd.	69,000	90
Asahi Breweries Ltd.	54,300	918
Asahi Glass Co. Ltd.	142,000	1,325
Asahi Kasei Corp.	177,000	926
Asics Corp.	21,000	192
Astellas Pharma, Inc.	63,500	2,124
Bank of Kyoto (The) Ltd.	45,000	370
Bank of Yokohama (The) Ltd.	172,000	785
Benesse Holdings, Inc.	9,700	442
Bridgestone Corp.	91,300	1,448
Brother Industries Ltd.	33,100	345
Canon Marketing Japan, Inc.	8,400	118
Canon, Inc.	159,200	5,936
Casio Computer Co. Ltd.	33,100	198
Central Japan Railway Co.	211	1,738
Chiba Bank (The) Ltd.	107,000	645
Chiyoda Corp.	21,746	158
Chubu Electric Power Co., Inc.	92,900	2,304
Chugai Pharmaceutical Co. Ltd.	31,455	556
Chugoku Bank (The) Ltd.	25,000	295
Chugoku Electric Power (The) Co., Inc.	41,700	860
Chuo Mitsui Trust Holdings, Inc.	140,000	493
Citizen Holdings Co. Ltd.	34,400	209
Coca-Cola West Co. Ltd.	7,700	127
Cosmo Oil Co. Ltd.	83,000	200
Credit Saison Co. Ltd.	20,800	215
Dai Nippon Printing Co. Ltd.	79,000	913
Daicel Chemical Industries Ltd.	38,000	256
Daido Steel Co. Ltd.	40,000	172
Daihatsu Motor Co. Ltd.	27,000	251
Dai-ichi Life Insurance (The) Co. Ltd.	1,123	1,545
Daiichi Sankyo Co. Ltd.	94,600	1,692
Daikin Industries Ltd.	32,900	1,004
Dainippon Sumitomo Pharma Co. Ltd.	22,500	173
Daito Trust Construction Co. Ltd.	11,000	622
Daiwa House Industry Co. Ltd.	67,000	604
Daiwa Securities Group, Inc.	233,000	980
Dena Co. Ltd.	11,400	301
Denki Kagaku Kogyo Kabushiki Kaisha	68,000	317
Denso Corp.	68,300	1,889
Dentsu, Inc.	23,418	618
Dowa Holdings Co. Ltd.	34,450	166
East Japan Railway Co.	47,722	3,182
Eisai Co. Ltd.	35,400	1,171
Electric Power Development Co. Ltd.	16,400	521
Elpida Memory, Inc.*	24,800	383
FamilyMart Co. Ltd.	8,900	293
Fanuc Ltd.	26,900	3,018
Fast Retailing Co. Ltd.	7,400	1,117

EQUITY INDEX FUNDS    23    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Japan - 22.5% continued
Fuji Electric Holdings Co. Ltd.	79,000	$226
Fuji Heavy Industries Ltd.*	83,000	443
Fuji Media Holdings, Inc.	64	92
FUJIFILM Holdings Corp.	65,000	1,870
Fujitsu Ltd.	262,000	1,646
Fukuoka Financial Group, Inc.	109,000	452
Furukawa Electric Co. Ltd.	89,000	391
GS Yuasa Corp.	52,000	340
Gunma Bank (The) Ltd.	56,000	296
Hachijuni Bank (The) Ltd.	60,523	341
Hakuhodo DY Holdings, Inc.	3,360	169
Hankyu Hanshin Holdings, Inc.	160,800	708
Hino Motors Ltd.	36,000	177
Hirose Electric Co. Ltd.	4,500	411
Hiroshima Bank (The) Ltd.	70,000	279
Hisamitsu Pharmaceutical Co., Inc.	9,500	377
Hitachi Chemical Co. Ltd.	14,900	277
Hitachi Construction Machinery Co. Ltd.	13,600	251
Hitachi High-Technologies Corp.	9,500	175
Hitachi Ltd.*	634,000	2,299
Hitachi Metals Ltd.	23,000	233
Hokkaido Electric Power Co., Inc.	25,700	553
Hokuhoku Financial Group, Inc.	176,000	323
Hokuriku Electric Power Co.	24,700	541
Honda Motor Co. Ltd.	231,800	6,733
Hoya Corp.	61,100	1,298
Ibiden Co. Ltd.	18,000	485
Idemitsu Kosan Co. Ltd.	3,100	233
IHI Corp.	183,000	292
INPEX Corp.	116	645
Isetan Mitsukoshi Holdings Ltd.	52,700	514
Isuzu Motors Ltd.	167,000	499
Ito En Ltd.	7,700	118
ITOCHU Corp.	211,300	1,648
Itochu Techno-Solutions Corp.	4,000	145
Iyo Bank (The) Ltd.	34,000	316
J. Front Retailing Co. Ltd.	68,200	329
Jafco Co. Ltd.	4,300	94
Japan Petroleum Exploration Co.	3,900	159
Japan Prime Realty Investment Corp.	95	200
Japan Real Estate Investment Corp.	69	563
Japan Retail Fund Investment Corp.	222	270
Japan Steel Works (The) Ltd.	44,000	387
Japan Tobacco, Inc.	632	1,965
JFE Holdings, Inc.	64,700	1,998
JGC Corp.	29,000	440
Joyo Bank (The) Ltd.	92,000	365
JS Group Corp.	35,100	670
JSR Corp.	25,100	421
JTEKT Corp.	27,400	253
Jupiter Telecommunications Co. Ltd.	340	324
JX Holdings, Inc.*	315,170	1,541
Kajima Corp.	117,000	264
Kamigumi Co. Ltd.	35,000	269
Kaneka Corp.	43,000	249
Kansai Electric Power (The) Co., Inc.	106,300	2,596
Kansai Paint Co. Ltd.	31,000	265
Kao Corp.	75,800	1,782
Kawasaki Heavy Industries Ltd.	199,000	483
Kawasaki Kisen Kaisha Ltd.*	93,000	376
KDDI Corp.	409	1,943
Keihin Electric Express Railway Co. Ltd.	66,000	583
Keio Corp.	81,000	522
Keisei Electric Railway Co. Ltd.	39,000	217
Keyence Corp.	5,860	1,348
Kikkoman Corp.	22,000	231
Kinden Corp.	19,000	162
Kintetsu Corp.	228,000	695
Kirin Holdings Co. Ltd.	117,000	1,474
Kobe Steel Ltd.	350,000	668
Koito Manufacturing Co. Ltd.	13,814	203
Komatsu Ltd.	133,200	2,407
Konami Corp.	13,100	206
Konica Minolta Holdings, Inc.	67,000	645
Kubota Corp.	162,000	1,237
Kuraray Co. Ltd.	48,500	566
Kurita Water Industries Ltd.	15,800	432
Kyocera Corp.	22,800	1,841
Kyowa Hakko Kirin Co. Ltd.	36,000	342
Kyushu Electric Power Co., Inc.	53,200	1,193
Lawson, Inc.	8,400	367
Mabuchi Motor Co. Ltd.	3,700	169
Makita Corp.	15,700	419
Marubeni Corp.	232,000	1,189
Marui Group Co. Ltd.	31,100	210
Maruichi Steel Tube Ltd.	6,600	126
Matsui Securities Co. Ltd.	16,800	102
Mazda Motor Corp.	212,000	495

NORTHERN FUNDS QUARTERLY REPORT    24    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Japan - 22.5% continued
McDonald’s Holdings Co. Japan Ltd.	9,400	$211
MEDIPAL HOLDINGS CORP.	20,200	240
MEIJI Holdings Co. Ltd.	9,612	393
Minebea Co. Ltd.	48,000	265
Mitsubishi Chemical Holdings Corp.	169,000	770
Mitsubishi Corp.	190,500	3,970
Mitsubishi Electric Corp.	271,000	2,111
Mitsubishi Estate Co. Ltd.	166,000	2,305
Mitsubishi Gas Chemical Co., Inc.	55,000	267
Mitsubishi Heavy Industries Ltd.	426,000	1,463
Mitsubishi Logistics Corp.	16,000	179
Mitsubishi Materials Corp.*	156,000	416
Mitsubishi Motors Corp.*	544,000	688
Mitsubishi Tanabe Pharma Corp.	32,000	487
Mitsubishi UFJ Financial Group, Inc.	1,787,465	8,104
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,170	275
Mitsui & Co. Ltd.	243,900	2,868
Mitsui Chemicals, Inc.	123,000	342
Mitsui Engineering & Shipbuilding Co. Ltd.	99,000	199
Mitsui Fudosan Co. Ltd.	118,000	1,650
Mitsui Mining & Smelting Co. Ltd.	80,000	212
Mitsui O.S.K. Lines Ltd.	161,000	1,063
Mitsumi Electric Co. Ltd.	11,100	189
Mizuho Financial Group, Inc.	1,937,918	3,181
Mizuho Securities Co. Ltd.	79,000	175
Mizuho Trust & Banking Co. Ltd.*	208,000	179
MS&AD Insurance Group Holdings, Inc.	75,854	1,619
Murata Manufacturing Co. Ltd.	28,500	1,358
Namco Bandai Holdings, Inc.	26,400	232
NEC Corp.	366,000	945
NGK Insulators Ltd.	35,000	544
NGK Spark Plug Co. Ltd.	23,000	285
NHK Spring Co. Ltd.	21,000	193
Nidec Corp.	15,300	1,282
Nikon Corp.	45,100	777
Nintendo Co. Ltd.	13,900	4,050
Nippon Building Fund, Inc.	72	569
Nippon Electric Glass Co. Ltd.	48,500	552
Nippon Express Co. Ltd.	119,000	536
Nippon Meat Packers, Inc.	26,000	321
Nippon Paper Group, Inc.	13,858	384
Nippon Sheet Glass Co. Ltd.	91,000	222
Nippon Steel Corp.	716,000	2,373
Nippon Telegraph & Telephone Corp.	72,952	2,979
Nippon Yusen Kabushiki Kaisha	215,000	781
Nishi-Nippon City Bank (The) Ltd.	94,000	271
Nissan Chemical Industries Ltd.	20,000	224
Nissan Motor Co. Ltd.*	349,000	2,420
Nissha Printing Co. Ltd.	3,792	101
Nisshin Seifun Group, Inc.	27,000	305
Nisshin Steel Co. Ltd.	97,000	155
Nisshinbo Holdings, Inc.	18,000	173
Nissin Foods Holdings Co. Ltd.	9,100	335
Nitori Co. Ltd.	5,200	448
Nitto Denko Corp.	23,200	757
NKSJ Holdings, Inc.*	198,500	1,177
NOK Corp.	14,600	232
Nomura Holdings, Inc.	496,000	2,716
Nomura Real Estate Holdings, Inc.	13,400	168
Nomura Real Estate Office Fund, Inc.	38	189
Nomura Research Institute Ltd.	14,200	300
NSK Ltd.	62,000	431
NTN Corp.	67,000	274
NTT Data Corp.	177	653
NTT DoCoMo, Inc.	2,159	3,265
NTT Urban Development Corp.	166	131
Obayashi Corp.	91,000	359
Obic Co. Ltd.	1,000	192
Odakyu Electric Railway Co. Ltd.	88,000	753
OJI Paper Co. Ltd.	119,000	582
Olympus Corp.	30,500	722
Omron Corp.	28,500	616
Ono Pharmaceutical Co. Ltd.	11,900	483
Oracle Corp. Japan	5,300	260
Oriental Land Co. Ltd.	7,000	585
ORIX Corp.	14,700	1,068
Osaka Gas Co. Ltd.	273,000	986
Otsuka Corp.	2,300	146
Panasonic Corp.	275,500	3,441
Panasonic Electric Works Co. Ltd.	53,000	519
Rakuten, Inc.	1,011	730
Resona Holdings, Inc.	85,310	1,038
Ricoh Co. Ltd.	94,000	1,195
Rinnai Corp.	5,000	256
Rohm Co. Ltd.	13,800	824
Sankyo Co. Ltd.	7,600	343
Santen Pharmaceutical Co. Ltd.	10,500	378
Sanyo Electric Co. Ltd.*	257,000	331

EQUITY INDEX FUNDS    25    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Japan - 22.5% continued
Sapporo Hokuyo Holdings, Inc.	44,900	$198
Sapporo Holdings Ltd.	35,000	151
SBI Holdings, Inc.	2,356	292
Secom Co. Ltd.	29,500	1,310
Sega Sammy Holdings, Inc.	27,700	397
Seiko Epson Corp.	18,200	233
Sekisui Chemical Co. Ltd.	60,000	374
Sekisui House Ltd.	81,000	694
Senshu Ikeda Holdings, Inc.	93,257	135
Seven & I Holdings Co. Ltd.	108,200	2,483
Seven Bank Ltd.	85	154
Sharp Corp.	140,000	1,474
Shikoku Electric Power Co., Inc.	25,100	718
Shimadzu Corp.	35,000	262
Shimamura Co. Ltd.	3,100	279
Shimano, Inc.	9,300	398
Shimizu Corp.	83,000	284
Shin-Etsu Chemical Co. Ltd.	57,600	2,680
Shinko Electric Industries Co. Ltd.	9,300	121
Shinsei Bank Ltd.*	126,000	106
Shionogi & Co. Ltd.	41,900	867
Shiseido Co. Ltd.	48,900	1,076
Shizuoka Bank (The) Ltd.	85,000	741
Showa Denko KK	200,000	362
Showa Shell Sekiyu KK	26,000	180
SMC Corp.	7,600	1,015
Softbank Corp.	114,000	3,014
Sojitz Corp.	175,500	275
Sony Corp.	141,000	3,754
Sony Financial Holdings, Inc.	123	411
Square Enix Holdings Co. Ltd.	9,000	165
Stanley Electric Co. Ltd.	20,500	339
Sumco Corp.*	16,500	275
Sumitomo Chemical Co. Ltd.	221,000	853
Sumitomo Corp.	158,000	1,574
Sumitomo Electric Industries Ltd.	105,900	1,240
Sumitomo Heavy Industries Ltd.	77,000	454
Sumitomo Metal Industries Ltd.	472,000	1,065
Sumitomo Metal Mining Co. Ltd.	73,000	916
Sumitomo Mitsui Financial Group, Inc.	188,519	5,323
Sumitomo Realty & Development Co. Ltd.	50,000	853
Sumitomo Rubber Industries Ltd.	24,300	214
Sumitomo Trust & Banking (The) Co. Ltd.	200,000	1,018
Suruga Bank Ltd.	29,000	263
Suzuken Co. Ltd.	9,200	308
Suzuki Motor Corp.	45,700	897
Sysmex Corp.	4,628	263
T&D Holdings, Inc.	38,250	817
Taiheiyo Cement Corp.*	119,000	150
Taisei Corp.	143,000	285
Taisho Pharmaceutical Co. Ltd.	19,000	375
Taiyo Nippon Sanso Corp.	37,000	294
Takashimaya Co. Ltd.	37,000	294
Takeda Pharmaceutical Co. Ltd.	105,300	4,507
TDK Corp.	17,300	949
Teijin Ltd.	131,000	389
Terumo Corp.	23,700	1,134
THK Co. Ltd.	17,100	354
Tobu Railway Co. Ltd.	115,000	619
Toho Co. Ltd.	14,600	241
Toho Gas Co. Ltd.	59,000	315
Tohoku Electric Power Co., Inc.	60,000	1,288
Tokio Marine Holdings, Inc.	101,600	2,662
Tokuyama Corp.	44,000	193
Tokyo Electric Power (The) Co., Inc.	170,900	4,653
Tokyo Electron Ltd.	24,100	1,302
Tokyo Gas Co. Ltd.	360,000	1,646
Tokyo Steel Manufacturing Co. Ltd.	14,400	167
Tokyo Tatemono Co. Ltd.	55,000	169
Tokyu Corp.	160,000	652
Tokyu Land Corp.	64,000	224
TonenGeneral Sekiyu KK	40,000	346
Toppan Printing Co. Ltd.	79,000	627
Toray Industries, Inc.	202,000	969
Toshiba Corp.*	565,000	2,807
Tosoh Corp.	71,000	183
TOTO Ltd.	38,000	253
Toyo Seikan Kaisha Ltd.	21,300	309
Toyo Suisan Kaisha Ltd.	13,000	309
Toyoda Gosei Co. Ltd.	9,100	226
Toyota Boshoku Corp.	9,300	136
Toyota Industries Corp.	25,100	637
Toyota Motor Corp.	387,200	13,317
Toyota Tsusho Corp.	29,800	427
Trend Micro, Inc.	13,800	372
Tsumura & Co.	8,300	254
Ube Industries Ltd.	135,000	320
Unicharm Corp.	5,800	653

NORTHERN FUNDS QUARTERLY REPORT    26    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Japan - 22.5% continued
UNY Co. Ltd.	26,500	$201
Ushio, Inc.	14,700	227
USS Co. Ltd.	3,250	232
West Japan Railway Co.	239	874
Yahoo! Japan Corp.	2,041	811
Yakult Honsha Co. Ltd.	13,600	369
Yamada Denki Co. Ltd.	11,530	753
Yamaguchi Financial Group, Inc.	30,000	286
Yamaha Corp.	22,000	223
Yamaha Motor Co. Ltd.*	35,900	474
Yamato Holdings Co. Ltd.	55,900	740
Yamato Kogyo Co. Ltd.	6,000	149
Yamazaki Baking Co. Ltd.	17,000	230
Yaskawa Electric Corp.	32,000	237
Yokogawa Electric Corp.	30,200	186

		286,180

Netherlands - 4.4%
Aegon N.V.*	219,385	1,175
Akzo Nobel N.V.	32,533	1,683
ASML Holding N.V.	60,576	1,664
Corio N.V.	8,119	394
Delta Lloyd N.V.	10,505	176
European Aeronautic Defence and Space Co. N.V.*	57,295	1,169
Fugro N.V. - CVA	9,390	429
Heineken Holding N.V.	15,501	566
Heineken N.V.	34,406	1,458
ING Groep N.V. - CVA*	537,812	3,993
Koninklijke Ahold N.V.	167,387	2,073
Koninklijke Boskalis Westminster N.V.	9,712	378
Koninklijke DSM N.V.	21,659	860
Koninklijke Philips Electronics N.V.	136,526	4,069
Koninklijke Vopak N.V.	9,899	363
Kononklijke KPN N.V.	228,665	2,920
QIAGEN N.V.*	32,460	629
Randstad Holding N.V.*	15,487	610
Reed Elsevier N.V.	96,607	1,066
Royal Dutch Shell PLC, Class A (London Exchange)	497,718	12,569
Royal Dutch Shell PLC, Class B (London Exchange)	378,403	9,162
SBM Offshore N.V.	23,292	332
TNT N.V.	52,118	1,314
Unilever N.V. - CVA	228,708	6,236
Wolters Kluwer N.V.	41,144	785

		56,073

New Zealand - 0.1%
Auckland International Airport Ltd.	131,897	168
Contact Energy Ltd.*	42,805	167
Fletcher Building Ltd.	85,134	456
Sky City Entertainment Group Ltd.	81,063	158
Telecom Corp. of New Zealand Ltd.	265,953	344

		1,293

Norway - 0.7%
Aker Solutions ASA	23,058	264
DnB NOR ASA	137,191	1,320
Norsk Hydro ASA	95,732	431
Orkla ASA	108,370	694
Renewable Energy Corp. ASA*	68,712	161
Seadrill Ltd.	39,194	704
Statoil ASA	156,621	3,021
Telenor ASA	116,376	1,461
Yara International ASA	26,610	745

		8,801

Portugal - 0.3%
Banco Comercial Portugues
S.A., Class R	395,681	297
Banco Espirito Santo S.A. (Registered)	73,780	291
Brisa Auto-Estradas de Portugal S.A.	24,997	151
Cimpor Cimentos de Portugal SGPS S.A.	28,430	158
Energias de Portugal S.A.	245,834	726
Galp Energia SGPS S.A., Class B	32,467	485
Jeronimo Martins SGPS S.A.	30,424	277
Portugal Telecom SGPS S.A. (Registered)	81,807	811

		3,196

Singapore - 1.6%
Ascendas Real Estate Investment Trust	207,213	267
CapitaLand Ltd.	358,500	914
CapitaMall Trust	312,600	407
CapitaMalls Asia Ltd.	187,718	279
City Developments Ltd.	77,000	607
ComfortDelgro Corp. Ltd.	260,000	269
Cosco Corp. Singapore Ltd.	144,000	151
DBS Group Holdings Ltd.	240,029	2,327
Fraser and Neave Ltd.	137,563	503
Genting Singapore PLC*	851,380	705
Golden Agri-Resources Ltd.	931,787	349

EQUITY INDEX FUNDS    27    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Singapore - 1.6% continued
Jardine Cycle & Carriage Ltd.	14,576	$309
Keppel Corp. Ltd.	179,000	1,079
Keppel Land Ltd.	100,611	277
K-Green Trust*	35,800	27
Neptune Orient Lines Ltd.*	125,750	177
Olam International Ltd.	170,381	312
Oversea-Chinese Banking Corp. Ltd.	348,171	2,190
SembCorp Industries Ltd.	136,600	395
SembCorp Marine Ltd.	118,400	324
Singapore Airlines Ltd.	76,067	788
Singapore Exchange Ltd.	120,000	628
Singapore Press Holdings Ltd.	213,000	574
Singapore Technologies Engineering Ltd.	233,000	545
Singapore Telecommunications Ltd.	1,118,600	2,416
StarHub Ltd.	86,000	138
United Overseas Bank Ltd.	175,275	2,435
UOL Group Ltd.	66,700	180
Wilmar International Ltd.	180,000	737

		20,309

Spain - 3.4%
Abertis Infraestructuras S.A.	41,658	600
Acciona S.A.	3,579	272
Acerinox S.A.	14,008	217
ACS Actividades de Construccion y Servicios S.A.	19,899	728
Banco Bilbao Vizcaya Argentaria S.A.	499,856	5,157
Banco de Sabadell S.A.	134,972	609
Banco de Valencia S.A.	30,646	136
Banco Popular Espanol S.A.	121,725	621
Banco Santander S.A.	1,155,474	12,142
Bankinter S.A.	39,917	243
Criteria Caixacorp S.A.	118,514	485
EDP Renovaveis S.A.*	30,270	178
Enagas	25,179	378
Ferrovial S.A.	61,857	400
Fomento de Construcciones y Contratas S.A.	5,366	115
Gamesa Corp. Tecnologica S.A.*	27,385	235
Gas Natural SDG S.A.	32,339	466
Gestevision Telecinco S.A.	13,701	122
Grifols S.A.	19,516	199
Iberdrola Renovables S.A.	119,048	372
Iberdrola S.A.	553,207	3,102
Iberia Lineas Aereas de Espana S.A.*	68,317	193
Inditex S.A.	30,650	1,738
Indra Sistemas S.A.	12,695	203
Mapfre S.A. (Continuous Exchange)	101,169	275
Red Electrica Corp. S.A.	15,214	544
Repsol YPF S.A.	102,804	2,077
Telefonica S.A.	576,642	10,648
Zardoya Otis S.A.	18,482	238

		42,693

Sweden - 2.8%
Alfa Laval AB	47,394	612
Assa Abloy AB, Class B	43,795	873
Atlas Copco AB, Class A	94,261	1,380
Atlas Copco AB, Class B	54,796	726
Boliden AB	38,345	425
Electrolux AB, Class B	33,695	769
Getinge AB, Class B	28,088	543
Hennes & Mauritz AB, Class B	143,562	3,948
Holmen AB, Class B	7,354	174
Husqvarna AB, Class B	56,524	340
Investor AB, Class B	63,974	1,035
Kinnevik Investment AB, Class B	30,492	489
Millicom International Cellular S.A. SDR	10,679	862
Modern Times Group AB, Class B	7,075	386
Nordea Bank AB	453,428	3,740
Ratos AB, Class B	14,256	358
Sandvik AB	141,560	1,723
Scania AB, Class B	44,934	685
Securitas AB, Class B	43,936	397
Skandinaviska Enskilda Banken AB, Class A	198,028	1,050
Skanska AB, Class B	56,015	809
SKF AB, Class B	54,684	980
SSAB AB, Class A	25,323	339
SSAB AB, Class B	11,775	140
Svenska Cellulosa AB, Class B	80,287	944
Svenska Handelsbanken AB, Class A	68,675	1,682
Swedbank AB, Class A*	98,948	911
Swedish Match AB	33,453	729
Tele2 AB, Class B	43,588	652
Telefonaktiebolaget LM Ericsson, Class B	422,803	4,707
TeliaSonera AB	315,220	2,026
Volvo AB, Class B*	152,760	1,680

		36,114

NORTHERN FUNDS QUARTERLY REPORT    28    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Switzerland - 8.2%
ABB Ltd. (Registered)*	309,874	$5,385
Actelion Ltd. (Registered)*	14,210	530
Adecco S.A. (Registered)	17,282	815
Aryzta A.G.	7,075	271
Aryzta A.G. (Dublin Exchange)	4,329	163
Baloise Holding A.G. (Registered)	7,020	488
Compagnie Financiere Richemont S.A., Class A (Bearer)	73,313	2,551
Credit Suisse Group A.G. (Registered)	157,992	5,938
GAM Holding Ltd.*	29,046	317
Geberit A.G. (Registered)	5,460	847
Givaudan S.A. (Registered)	1,073	907
Holcim Ltd. (Registered)	34,442	2,306
Julius Baer Group Ltd.	29,023	826
Kuehne + Nagel International A.G. (Registered)	7,594	778
Lindt & Spruengli A.G. (Particification Certificate)	120	261
Lindt & Spruengli A.G. (Registered)	16	392
Logitech International S.A. (Registered)*	25,886	352
Lonza Group A.G. (Registered)	6,377	425
Nestle S.A. (Registered)	486,772	23,487
Nobel Biocare Holding A.G. (Registered)	17,391	297
Novartis A.G. (Registered)	296,221	14,372
Pargesa Holding S.A. (Bearer)	3,736	245
Roche Holding A.G. (Genusschein)	98,628	13,544
Schindler Holding A.G. (Partcipation Certificate)	6,828	574
Schindler Holding A.G. (Registered)	3,021	251
SGS S.A. (Registered)	769	1,035
Sika A.G. (Bearer)	287	507
Sonova Holding A.G. (Registered)	6,441	790
STMicroelectronics N.V.	89,493	709
Straumann Holding A.G. (Registered)	1,081	234
Swatch Group (The) A.G. (Bearer)	4,332	1,212
Swatch Group (The) A.G. (Registered)	6,021	308
Swiss Life Holding A.G. (Registered)*	4,307	412
Swiss Reinsurance Co. Ltd. (Registered)	49,473	2,035
Swisscom A.G. (Registered)	3,272	1,109
Syngenta A.G. (Registered)	13,281	3,067
Synthes, Inc.	8,339	959
UBS A.G. (Registered)	510,912	6,773
Xstrata PLC	288,818	3,784
Zurich Financial Services A.G.	20,702	4,544

		103,800

United Kingdom - 18.1%
3i Group PLC	136,294	537
Admiral Group PLC	28,043	586
Aggreko PLC	36,523	763
AMEC PLC	46,506	567
Anglo American PLC*	184,803	6,424
Antofagasta PLC	55,356	643
ARM Holdings PLC	184,104	762
Associated British Foods PLC	50,043	719
AstraZeneca PLC	203,886	9,580
Autonomy Corp. PLC*	30,392	820
Aviva PLC	388,408	1,805
BAE Systems PLC	495,291	2,301
Balfour Beatty PLC	97,491	346
Barclays PLC	1,605,604	6,365
BG Group PLC	473,809	7,014
BHP Billiton PLC	309,801	8,017
BP PLC	2,634,667	12,654
British Airways PLC*	81,075	235
British American Tobacco PLC	280,299	8,876
British Land Co. PLC	121,919	779
British Sky Broadcasting Group PLC	159,961	1,668
BT Group PLC	1,088,231	2,078
Bunzl PLC	46,078	460
Burberry Group PLC	61,024	688
Cable & Wireless Worldwide PLC	368,612	472
Cairn Energy PLC*	196,514	1,202
Capita Group (The) PLC	87,448	959
Capital Shopping Centres Group PLC	65,543	302
Carnival PLC	23,530	754
Centrica PLC	720,595	3,173
Cobham PLC	161,121	508
Compass Group PLC	262,489	1,992
Diageo PLC	351,578	5,509
Eurasian Natural Resources Corp. PLC	36,176	460
FirstGroup PLC	68,409	370
Fresnillo PLC	24,746	358
G4S PLC	198,007	785
GlaxoSmithKline PLC	728,793	12,351
Hammerson PLC	98,743	499
Home Retail Group PLC	123,243	390
HSBC Holdings PLC	2,467,961	22,515
ICAP PLC	78,225	468
Imperial Tobacco Group PLC	142,941	3,986
Inmarsat PLC	61,266	649

EQUITY INDEX FUNDS    29    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
United Kingdom - 18.1% continued
Intercontinental Hotels Group PLC	36,420	$567
International Power PLC	213,752	947
Invensys PLC	113,321	405
Investec PLC	59,535	400
ITV PLC*	518,651	386
J. Sainsbury PLC	169,195	805
Johnson Matthey PLC	30,144	667
Kazakhmys PLC	30,061	441
Kingfisher PLC	331,625	1,029
Land Securities Group PLC	106,557	874
Legal & General Group PLC	823,113	958
Lloyds Banking Group PLC*	5,636,071	4,472
London Stock Exchange Group PLC	20,581	170
Lonmin PLC*	21,711	453
Man Group PLC	240,386	795
Marks & Spencer Group PLC	222,116	1,095
National Grid PLC	487,807	3,593
Next PLC	26,484	784
Old Mutual PLC	762,609	1,167
Pearson PLC	113,896	1,490
Petrofac Ltd.	36,347	639
Prudential PLC	355,511	2,665
Randgold Resources Ltd.	12,652	1,203
Reckitt Benckiser Group PLC	85,972	3,977
Reed Elsevier PLC	170,351	1,258
Resolution Ltd.	342,904	323
Rexam PLC	123,061	552
Rio Tinto PLC	203,346	8,898
Rolls-Royce Group PLC*	260,291	2,168
Royal Bank of Scotland Group PLC*	2,374,015	1,430
RSA Insurance Group PLC	480,432	853
SABMiller PLC	133,184	3,698
Sage Group (The) PLC	184,442	631
Schroders PLC	15,709	283
Scottish & Southern Energy PLC	129,612	2,149
Segro PLC	103,163	389
Serco Group PLC	68,898	600
Severn Trent PLC	33,197	606
Smith & Nephew PLC	124,608	1,173
Smiths Group PLC	54,682	865
Standard Chartered PLC	284,309	6,902
Standard Life PLC	314,041	806
Tesco PLC	1,120,992	6,312
Thomas Cook Group PLC	120,737	318
Tomkins PLC	124,731	419
TUI Travel PLC	77,457	240
Tullow Oil PLC	124,136	1,849
Unilever PLC	180,176	4,802
United Utilities Group PLC	95,642	745
Vedanta Resources PLC	17,111	538
Vodafone Group PLC	7,386,458	15,306
Whitbread PLC	24,744	517
WM Morrison Supermarkets PLC	297,800	1,174
Wolseley PLC*	39,850	779
WPP PLC	176,076	1,656

		230,610

Total Common Stocks (Cost $ 1,349,069) (2)		1,224,510

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke A.G.	7,249	255
Fresenius S.E.	11,316	748
Henkel A.G. & Co. KGaA	25,030	1,218
Porsche Automobil Holding S.E.	12,287	524
RWE A.G. N.V.	5,492	331
Volkswagen A.G.	23,885	2,091

		5,167

Total Preferred Stocks (Cost $ 4,969) (2)		5,167

INVESTMENT COMPANIES - 0.6%
Northern Institutional Funds -
Diversified Assets Portfolio (3) (4)	8,093,267	8,093

Total Investment Companies (Cost $ 8,093)		8,093

RIGHTS - 0.0%
Austria - 0.0%
Immoeast A.G.*	57,496	—
Immoeast A.G.*	14,547	—

		—

Norway - 0.0%
Norsk Hydro ASA*	29,135	15

Spain - 0.0%
Mapfre S.A.*	3,263	9

NORTHERN FUNDS QUARTERLY REPORT    30    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0% continued
Spain - 0.0% continued
Zardoya Otis S.A.*	18,480	$12

		21

Total Rights (Cost $8) (2)		36

Total Investments - 97.3% (Cost $1,362,139)		1,237,806

Other Assets less Liabilities - 2.7%		34,064

NET ASSETS - 100.0%		$1,271,870

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	At March 31, 2010, the value of the fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $ 11,696,000 with net sales of approximately $3,603,000 during the period ended June 30, 2010.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2010, the International Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
DJ Euro Stoxx 50 (Euro)	487	$15,293	Long	9/10	$(866)
FTSE 100 Index (British Pound)	142	10,355	Long	9/10	(690)
Hang Seng Index (Hong Kong Dollar)	12	1,547	Long	7/10	(48)
Nikkei (Japanese Yen)	4	208	Long	9/10	(7)
SPI 200 (Australian Dollar)	51	4,574	Long	9/10	(274)
TOPIX Index (Japanese Yen)	117	11,097	Long	9/10	(113)

Total					$(1,998)

At June 30, 2010, the International Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	29.6%
Japanese Yen	23.3
British Pound	21.1
Australian Dollar	8.1
Swiss Franc	8.0
All other currencies less than 5%	9.9

Total	100.0%

EQUITY INDEX FUNDS    31    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

At June 30, 2010, the industry sectors for the International Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.3%
Consumer Staples	10.6
Energy	7.1
Financials	24.3
Health Care	9.0
Industrials	12.3
Information Technology	5.2
Materials	10.1
Telecommunication Services	5.6
Utilities	5.5

Total	100.0%

At June 30, 2010, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Australian Dollar	235	United States Dollar	200	9/15/10	$4
Australian Dollar	234	United States Dollar	600	9/15/10	5
Australian Dollar	278	United States Dollar	240	9/15/10	9
British Pound	678	United States Dollar	1,000	9/15/10	(13)
British Pound	474	United States Dollar	700	9/15/10	(8)
British Pound	301	United States Dollar	450	9/15/10	—
Danish Krone	1,208	United States Dollar	200	9/15/10	2
Euro	327	United States Dollar	400	9/15/10	—
Euro	654	United States Dollar	800	9/15/10	$—
Euro	676	United States Dollar	830	9/15/10	3
Euro	487	United States Dollar	600	9/15/10	4
Hong Kong Dollar	6,890	United States Dollar	884	9/15/10	(1)
Japanese Yen	91,308	United States Dollar	1,000	9/15/10	(34)
Japanese Yen	36,514	United States Dollar	400	9/15/10	(14)
Japanese Yen	32,142	United States Dollar	360	9/15/10	(4)
Japanese Yen	41,152	United States Dollar	470	9/15/10	—
Swiss Franc	3,198	United States Dollar	2,756	9/15/10	(216)
Swiss Franc	228	United States Dollar	200	9/15/10	(12)
Swiss Franc	358	United States Dollar	330	9/15/10	(3)
United States Dollar	2,171	Australian Dollar	2,708	9/15/10	$87
United States Dollar	200	British Pound	136	9/15/10	2
United States Dollar	3,923	British Pound	2,704	9/15/10	117
United States Dollar	300	Euro	247	9/15/10	3
United States Dollar	7,754	Euro	6,479	9/15/10	172
United States Dollar	400	Japanese Yen	36,390	9/15/10	12
United States Dollar	5,627	Japanese Yen	515,893	9/15/10	216

Total					$331

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,362,139

Gross tax appreciation of investments	$96,710
Gross tax depreciation of investments	(221,053)

Net tax depreciation of investments	$(124,343)

NORTHERN FUNDS QUARTERLY REPORT    32    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following technique on Level 3 investments: The Fund valued certain securities using a quote from a third party provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$123,109	$—	$123,109
Consumer Staples	—	129,325	—	129,325
Energy	—	87,447	—	87,447
Financials	—	299,553	—	299,553
Health Care	—	110,370	—	110,370
Industrials	146	150,500	—	150,646
Information Technology	—	63,404	—	63,404
Materials	—	123,766	—	123,766
Telecommunication Services	—	69,347	—	69,347
Utilities	—	67,544	—	67,544
Preferred Stocks
Consumer Discretionary	—	2,869	—	2,869
Consumer Staples	—	1,218	—	1,218
Health Care	—	748	—	748
Utilities	—	331	—	331
Investment Companies	8,093	—	—	8,093
Rights
Financials	—	—	9	9
Industrials	—	12	—	12
Materials	—	15	—	15

Total Investments	$8,239	$1,229,558	$9	$1,237,806

Other Financial Instruments*	$(1,998)	$331	$—	$(1,667)

*	Other financial instruments include futures and forwards, if applicable.

EQUITY INDEX FUNDS    33    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN (LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/10 (000S)
Rights Financials	$—	$—	$1	$8	$—	$9

NORTHERN FUNDS QUARTERLY REPORT    34    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2%
Advertising - 0.2%
Harte-Hanks, Inc.	12,170	$127
Lamar Advertising Co., Class A*	18,501	454

		581

Aerospace/Defense - 0.5%
Alliant Techsystems, Inc.*	11,367	706
BE Aerospace, Inc.*	35,007	890

		1,596

Agriculture - 0.1%
Universal Corp.	8,091	321

Airlines - 0.4%
AirTran Holdings, Inc.*	43,970	213
Alaska Air Group, Inc.*	12,310	554
JetBlue Airways Corp.*	71,232	391

		1,158

Apparel - 0.6%
Hanesbrands, Inc.*	32,626	785
Timberland (The) Co., Class A*	14,974	242
Under Armour, Inc., Class A*	13,290	440
Warnaco Group (The), Inc.*	15,090	545

		2,012

Auto Manufacturers - 0.3%
Oshkosh Corp.*	30,680	956

Auto Parts & Equipment - 0.5%
BorgWarner, Inc.*	40,102	1,497

Banks - 3.8%
Associated Banc-Corp	59,482	729
BancorpSouth, Inc.	25,670	459
Bank of Hawaii Corp.	16,455	796
Cathay General Bancorp	26,456	273
City National Corp.	14,814	759
Commerce Bancshares, Inc.	24,998	900
Cullen/Frost Bankers, Inc.	20,482	1,053
FirstMerit Corp.	37,252	638
Fulton Financial Corp.	66,663	643
International Bancshares Corp.	17,190	287
PacWest Bancorp	11,074	203
Prosperity Bancshares, Inc.	16,200	563
SVB Financial Group*	14,462	596
Synovus Financial Corp.	269,690	685
TCF Financial Corp.	42,957	713
Trustmark Corp.	19,985	416
Valley National Bancorp	55,151	751
Webster Financial Corp.	22,218	399
Westamerica Bancorporation	9,885	519
Wilmington Trust Corp.	31,071	345

		11,727

Beverages - 0.6%
Green Mountain Coffee Roasters, Inc.*	35,980	925
Hansen Natural Corp.*	24,140	944

		1,869

Biotechnology - 1.4%
Bio-Rad Laboratories, Inc., Class A*	6,719	581
Charles River Laboratories International, Inc.*	22,649	775
United Therapeutics Corp.*	16,943	827
Vertex Pharmaceuticals, Inc.*	68,800	2,263

		4,446

Building Materials - 0.7%
Lennox International, Inc.	16,733	696
Louisiana-Pacific Corp.*	42,015	281
Martin Marietta Materials, Inc.	15,518	1,316

		2,293

Chemicals - 3.0%
Albemarle Corp.	31,284	1,242
Ashland, Inc.	26,754	1,242
Cabot Corp.	22,784	549
Cytec Industries, Inc.	16,745	670
Intrepid Potash, Inc.*	13,681	268
Lubrizol Corp.	23,411	1,880
Minerals Technologies, Inc.	6,654	316
NewMarket Corp.	3,965	346
Olin Corp.	27,463	497
RPM International, Inc.	44,521	794
Sensient Technologies Corp.	17,254	448
Valspar Corp.	34,149	1,029

		9,281

Coal - 0.4%
Arch Coal, Inc.	55,593	1,101
Patriot Coal Corp.*	25,332	298

		1,399

Commercial Services - 5.5%
Aaron’s, Inc.	28,430	485
Alliance Data Systems Corp.*	18,349	1,092
Career Education Corp.*	22,775	524

EQUITY INDEX FUNDS    35    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Commercial Services - 5.5% continued
Convergys Corp.*	41,102	$403
CoreLogic, Inc.	35,691	630
Corinthian Colleges, Inc.*	29,144	287
Corporate Executive Board (The) Co.	11,436	300
Corrections Corp. of America*	38,643	737
Deluxe Corp.	17,085	320
FTI Consulting, Inc.*	16,000	697
Gartner, Inc.*	21,132	491
Global Payments, Inc.	27,905	1,020
Hewitt Associates, Inc., Class A*	28,042	966
ITT Educational Services, Inc.*	9,960	827
Korn/Ferry International*	15,453	215
Lender Processing Services, Inc.	32,657	1,023
Manpower, Inc.	28,119	1,214
Navigant Consulting, Inc.*	17,040	177
Pharmaceutical Product Development, Inc.	40,532	1,030
Rent-A-Center, Inc.*	22,692	460
Rollins, Inc.	14,560	301
SEI Investments Co.	44,135	899
Service Corp. International	87,639	649
Sotheby’s	23,266	532
Strayer Education, Inc.	4,789	996
Towers Watson & Co., Class A	14,228	553
TravelCenters of America LLC - (Fractional Shares) (1) *	80,000	—
United Rentals, Inc.*	19,812	185

		17,013

Computers - 1.9%
Cadence Design Systems, Inc.*	92,920	538
Diebold, Inc.	22,168	604
DST Systems, Inc.	12,760	461
Jack Henry & Associates, Inc.	29,424	703
Mentor Graphics Corp.*	37,168	329
MICROS Systems, Inc.*	27,409	873
NCR Corp.*	55,345	671
Palm, Inc.*	55,569	316
SRA International, Inc., Class A*	14,322	282
Synopsys, Inc.*	50,305	1,050

		5,827

Cosmetics/Personal Care - 0.3%
Alberto-Culver Co.	29,257	792

Distribution/Wholesale - 1.0%
Fossil, Inc.*	16,714	580
Ingram Micro, Inc., Class A*	56,186	853
LKQ Corp.*	48,577	937
Owens & Minor, Inc.	21,879	621

		2,991

Diversified Financial Services - 1.7%
Affiliated Managers Group, Inc.*	15,079	916
AmeriCredit Corp.*	33,263	606
Eaton Vance Corp.	40,163	1,109
Greenhill & Co., Inc.	7,202	440
Jefferies Group, Inc.	41,968	885
Raymond James Financial, Inc.	33,858	836
Waddell & Reed Financial, Inc., Class A	29,394	643

		5,435

Electric - 3.6%
Alliant Energy Corp.	37,741	1,198
Black Hills Corp.	13,762	392
Cleco Corp.	21,023	555
DPL, Inc.	40,958	979
Dynegy, Inc.*	33,468	129
Great Plains Energy, Inc.	46,642	794
Hawaiian Electric Industries, Inc.	31,535	718
IDACORP, Inc.	16,693	555
MDU Resources Group, Inc.	64,310	1,159
NSTAR	36,418	1,275
NV Energy, Inc.	80,515	951
OGE Energy Corp.	33,171	1,213
PNM Resources, Inc.	30,033	336
Westar Energy, Inc.	37,306	806

		11,060

Electrical Components & Equipment - 1.1%
AMETEK, Inc.	36,175	1,452
Energizer Holdings, Inc.*	23,922	1,203
Hubbell, Inc., Class B	20,547	816

		3,471

Electronics - 2.9%
Arrow Electronics, Inc.*	41,068	918
Avnet, Inc.*	51,991	1,253
Gentex Corp.	46,437	835
Itron, Inc.*	13,808	854
Mettler-Toledo International, Inc.*	11,565	1,291
National Instruments Corp.	19,109	607
Tech Data Corp.*	17,506	624
Thomas & Betts Corp.*	18,134	629

NORTHERN FUNDS QUARTERLY REPORT    36    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Electronics - 2.9% continued
Trimble Navigation Ltd.*	41,423	$1,160
Vishay Intertechnology, Inc.*	64,182	497
Woodward Governor Co.	19,756	504

		9,172

Engineering & Construction - 1.4%
Aecom Technology Corp.*	39,094	901
Granite Construction, Inc.	11,993	283
KBR, Inc.	54,942	1,117
Shaw Group (The), Inc.*	28,616	979
URS Corp.*	28,222	1,111

		4,391

Entertainment - 0.6%
Bally Technologies, Inc.*	18,556	601
DreamWorks Animation SKG, Inc., Class A*	26,047	743
International Speedway Corp., Class A	10,287	265
Scientific Games Corp., Class A*	21,515	198

		1,807

Environmental Control - 0.5%
Clean Harbors, Inc.*	7,958	528
Mine Safety Appliances Co.	10,076	250
Waste Connections, Inc.*	25,802	900

		1,678

Food - 1.4%
Corn Products International, Inc.	25,881	784
Flowers Foods, Inc.	26,762	654
Lancaster Colony Corp.	6,783	362
Ralcorp Holdings, Inc.*	18,716	1,025
Ruddick Corp.	14,353	445
Smithfield Foods, Inc.*	50,523	753
Tootsie Roll Industries, Inc.	9,043	214

		4,237

Forest Products & Paper - 0.5%
Potlatch Corp.	13,948	498
Rayonier, Inc.	27,341	1,204

		1,702

Gas - 2.7%
AGL Resources, Inc.	26,603	953
Atmos Energy Corp.	31,927	863
Energen Corp.	24,420	1,083
National Fuel Gas Co.	28,030	1,286
Questar Corp.	21,278	968
Southern Union Co.	42,652	932
UGI Corp.	37,177	946
Vectren Corp.	28,172	667
WGL Holdings, Inc.	17,468	594

		8,292

Hand/Machine Tools - 0.7%
Kennametal, Inc.	27,940	711
Lincoln Electric Holdings, Inc.	14,628	746
Regal-Beloit Corp.	13,309	742

		2,199

Healthcare - Products - 5.0%
Affymetrix, Inc.*	23,757	140
Beckman Coulter, Inc.	23,930	1,443
Edwards Lifesciences Corp.*	38,696	2,168
Gen-Probe, Inc.*	16,870	766
Henry Schein, Inc.*	31,021	1,703
Hill-Rom Holdings, Inc.	21,720	661
Hologic, Inc.*	88,676	1,235
IDEXX Laboratories, Inc.*	19,866	1,210
Immucor, Inc.*	23,305	444
Kinetic Concepts, Inc.*	21,264	776
Masimo Corp.	18,356	437
ResMed, Inc.*	26,099	1,587
STERIS Corp.	19,881	618
Techne Corp.	12,557	721
Teleflex, Inc.	13,808	750
Thoratec Corp.*	19,561	836

		15,495

Healthcare - Services - 2.8%
Community Health Systems, Inc.*	32,530	1,100
Covance, Inc.*	21,942	1,126
Health Management Associates, Inc., Class A*	86,400	671
Health Net, Inc.*	34,383	838
Kindred Healthcare, Inc.*	13,063	168
LifePoint Hospitals, Inc.*	18,966	595
Lincare Holdings, Inc.*	33,636	1,093
Mednax, Inc.*	16,179	900
Psychiatric Solutions, Inc.*	19,380	634
Universal Health Services, Inc., Class B	33,180	1,266
WellCare Health Plans, Inc.*	14,064	334

		8,725

EQUITY INDEX FUNDS    37    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Home Builders - 1.1%
KB Home	25,202	$277
MDC Holdings, Inc.	13,220	356
NVR, Inc.*	2,092	1,371
Ryland Group, Inc.	15,304	242
Thor Industries, Inc.	13,183	313
Toll Brothers, Inc.*	48,204	789

		3,348

Household Products/Wares - 1.1%
American Greetings Corp., Class A	13,119	246
Church & Dwight Co., Inc.	24,139	1,514
Scotts Miracle-Gro (The) Co., Class A	15,550	691
Tupperware Brands Corp.	21,663	863

		3,314

Insurance - 4.3%
American Financial Group, Inc.	25,194	688
Arthur J. Gallagher & Co.	35,187	858
Brown & Brown, Inc.	40,498	775
Everest Re Group Ltd.	20,172	1,427
Fidelity National Financial, Inc., Class A	78,929	1,025
First American Financial Corp.	34,454	437
Hanover Insurance Group (The), Inc.	15,548	676
HCC Insurance Holdings, Inc.	39,152	969
Mercury General Corp.	12,395	514
Old Republic International Corp.	82,553	1,001
Protective Life Corp.	29,520	632
Reinsurance Group of America, Inc.	24,995	1,143
StanCorp Financial Group, Inc.	16,176	656
Transatlantic Holdings, Inc.	21,956	1,053
Unitrin, Inc.	17,452	447
W.R. Berkley Corp.	43,742	1,157

		13,458

Internet - 2.2%
AOL, Inc.*	36,877	767
Digital River, Inc.*	13,802	330
Equinix, Inc.*	15,415	1,252
F5 Networks, Inc.*	27,556	1,890
NetFlix, Inc.*	14,094	1,531
TIBCO Software, Inc.*	57,651	695
ValueClick, Inc.*	27,592	295

		6,760

Investment Companies - 0.2%
Apollo Investment Corp.	66,115	617

Iron/Steel - 0.7%
Carpenter Technology Corp.	15,279	502
Reliance Steel & Aluminum Co.	21,890	791
Steel Dynamics, Inc.	73,915	975

		2,268

Leisure Time - 0.4%
Life Time Fitness, Inc.*	14,484	461
WMS Industries, Inc.*	18,017	707

		1,168

Lodging - 0.1%
Boyd Gaming Corp.*	19,899	169

Machinery - Construction & Mining - 1.2%
Bucyrus International, Inc.	27,662	1,313
Joy Global, Inc.	35,211	1,764
Terex Corp.*	37,321	699

		3,776

Machinery - Diversified - 1.6%
AGCO Corp.*	31,715	855
Gardner Denver, Inc.	17,994	802
Graco, Inc.	20,865	588
IDEX Corp.	27,859	796
Nordson Corp.	11,754	659
Wabtec Corp.	16,467	657
Zebra Technologies Corp., Class A*	19,886	505

		4,862

Media - 0.6%
FactSet Research Systems, Inc.	14,023	939
John Wiley & Sons, Inc., Class A	15,011	581
Scholastic Corp.	8,499	205

		1,725

Metal Fabrication/Hardware - 0.6%
Commercial Metals Co.	39,199	518
Timken (The) Co.	27,179	707
Valmont Industries, Inc.	6,955	505
Worthington Industries, Inc.	20,124	259

		1,989

Miscellaneous Manufacturing - 2.4%
Acuity Brands, Inc.	14,924	543
Aptargroup, Inc.	23,283	881
Brink’s (The) Co.	16,260	309
Carlisle Cos., Inc.	20,717	749
Crane Co.	16,392	495

NORTHERN FUNDS QUARTERLY REPORT    38    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Miscellaneous Manufacturing - 2.4% continued
Donaldson Co., Inc.	26,401	$1,126
Harsco Corp.	27,891	655
Matthews International Corp., Class A	10,024	293
Pentair, Inc.	33,651	1,084
SPX Corp.	17,052	901
Trinity Industries, Inc.	27,605	489

		7,525

Office Furnishings - 0.3%
Herman Miller, Inc.	19,807	374
HNI Corp.	15,811	436

		810

Oil & Gas - 3.9%
Atwood Oceanics, Inc.*	19,663	502
Bill Barrett Corp.*	13,540	417
Cimarex Energy Co.	28,651	2,051
Comstock Resources, Inc.*	15,986	443
Forest Oil Corp.*	38,464	1,052
Frontier Oil Corp.	37,008	498
Mariner Energy, Inc.*	35,132	755
Newfield Exploration Co.*	45,410	2,219
Patterson-UTI Energy, Inc.	53,337	686
Plains Exploration & Production Co.*	47,756	984
Pride International, Inc.*	59,976	1,340
Quicksilver Resources, Inc.*	41,538	457
Unit Corp.*	14,028	569

		11,973

Oil & Gas Services - 0.7%
Exterran Holdings, Inc.*	21,856	564
Helix Energy Solutions Group, Inc.*	30,427	328
Oceaneering International, Inc.*	18,870	847
Superior Energy Services, Inc.*	27,398	511

		2,250

Packaging & Containers - 1.4%
Greif, Inc., Class A	11,547	641
Packaging Corp. of America	35,484	782
Rock-Tenn Co., Class A	13,431	667
Silgan Holdings, Inc.	18,036	512
Sonoco Products Co.	34,258	1,044
Temple-Inland, Inc.	37,199	769

		4,415

Pharmaceuticals - 2.1%
Endo Pharmaceuticals Holdings, Inc.*	40,313	879
Medicis Pharmaceutical Corp., Class A	20,390	446
NBTY, Inc.*	21,784	741
Omnicare, Inc.	41,255	978
Perrigo Co.	27,522	1,626
Valeant Pharmaceuticals International*	21,300	1,114
VCA Antech, Inc.*	29,306	725

		6,509

Real Estate - 0.3%
Jones Lang LaSalle, Inc.	14,349	942

Real Estate Investment Trusts - 7.1%
Alexandria Real Estate Equities, Inc.	15,158	961
AMB Property Corp.	57,650	1,367
BRE Properties, Inc.	21,298	786
Camden Property Trust	22,519	920
Corporate Office Properties Trust	20,266	765
Cousins Properties, Inc.	33,509	226
Duke Realty Corp.	84,560	960
Equity One, Inc.	11,581	181
Essex Property Trust, Inc.	10,181	993
Federal Realty Investment Trust	20,933	1,471
Highwoods Properties, Inc.	24,590	683
Hospitality Properties Trust	42,299	892
Liberty Property Trust	38,643	1,115
Macerich (The) Co.	44,448	1,659
Mack-Cali Realty Corp.	27,187	808
Nationwide Health Properties, Inc.	40,826	1,460
Omega Healthcare Investors, Inc.	31,373	625
Realty Income Corp.	35,712	1,083
Regency Centers Corp.	28,006	963
Senior Housing Properties Trust	43,669	878
SL Green Realty Corp.	26,642	1,466
UDR, Inc.	55,336	1,059
Weingarten Realty Investors	36,208	690

		22,011

Retail - 6.9%
99 Cents Only Stores*	15,150	224
Advance Auto Parts, Inc.	29,894	1,500
Aeropostale, Inc.*	32,008	917
American Eagle Outfitters, Inc.	71,421	839
AnnTaylor Stores Corp.*	20,045	326
Barnes & Noble, Inc.	13,144	170
BJ’s Wholesale Club, Inc.*	18,244	675
Bob Evans Farms, Inc.	10,387	256

EQUITY INDEX FUNDS    39    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Retail - 6.9% continued
Brinker International, Inc.	34,545	$500
Burger King Holdings, Inc.	31,837	536
Cheesecake Factory (The), Inc.*	21,031	468
Chico’s FAS, Inc.	61,377	606
Chipotle Mexican Grill, Inc.*	10,766	1,473
Coldwater Creek, Inc.*	19,126	64
Collective Brands, Inc.*	21,586	341
Copart, Inc.*	23,151	829
Dick’s Sporting Goods, Inc.*	30,674	763
Dollar Tree, Inc.*	43,283	1,802
Dress Barn (The), Inc.*	20,963	499
Foot Locker, Inc.	53,840	679
Guess?, Inc.	20,087	628
J.Crew Group, Inc.*	19,179	706
MSC Industrial Direct Co., Class A	15,108	765
Panera Bread Co., Class A*	10,920	822
PetSmart, Inc.	40,363	1,218
Phillips-Van Heusen Corp.	19,405	898
Regis Corp.	18,923	295
Saks, Inc.*	56,087	426
Tractor Supply Co.	12,435	758
Wendy’s/Arby’s Group, Inc., Class A	114,472	458
Williams-Sonoma, Inc.	36,321	902

		21,343

Savings & Loans - 1.5%
Astoria Financial Corp.	27,870	384
First Niagara Financial Group, Inc.	71,611	897
New York Community Bancorp, Inc.	148,169	2,263
NewAlliance Bancshares, Inc.	35,939	403
Washington Federal, Inc.	38,965	630

		4,577

Semiconductors - 2.7%
Atmel Corp.*	156,859	753
Cree, Inc.*	36,935	2,217
Fairchild Semiconductor International, Inc.*	42,031	354
Integrated Device Technology, Inc.*	55,159	273
International Rectifier Corp.*	23,727	442
Intersil Corp., Class A	42,478	514
Lam Research Corp.*	43,127	1,641
Rovi Corp.*	35,052	1,329
Semtech Corp.*	20,513	336
Silicon Laboratories, Inc.*	15,734	638

		8,497

Software - 3.0%
ACI Worldwide, Inc.*	11,615	226
Acxiom Corp.*	27,931	410
Advent Software, Inc.*	5,372	252
ANSYS, Inc.*	30,781	1,249
Broadridge Financial Solutions, Inc.	46,243	881
Fair Isaac Corp.	15,424	336
Informatica Corp.*	31,306	748
Mantech International Corp., Class A*	7,922	337
MSCI, Inc., Class A*	39,861	1,092
Parametric Technology Corp.*	40,296	631
Quest Software, Inc.*	20,713	374
Solera Holdings, Inc.	24,024	870
Sybase, Inc.*	29,749	1,924

		9,330

Telecommunications - 2.1%
ADC Telecommunications, Inc.*	32,003	237
ADTRAN, Inc.	18,754	512
Ciena Corp.*	30,820	391
Cincinnati Bell, Inc.*	66,665	201
CommScope, Inc.*	32,386	770
NeuStar, Inc., Class A*	26,150	539
Plantronics, Inc.	16,882	483
Polycom, Inc.*	28,881	860
RF Micro Devices, Inc.*	90,851	355
Syniverse Holdings, Inc.*	24,401	499
Telephone & Data Systems, Inc.	31,567	959
tw telecom inc.*	51,489	859

		6,665

Textiles - 0.3%
Mohawk Industries, Inc.*	19,301	883

Transportation - 1.9%
Alexander & Baldwin, Inc.	14,348	427
Con-way, Inc.	18,734	562
J.B. Hunt Transport Services, Inc.	29,907	977
Kansas City Southern*	34,659	1,260
Kirby Corp.*	18,580	711
Landstar System, Inc.	17,359	677
Overseas Shipholding Group, Inc.	8,858	328
Tidewater, Inc.	17,635	683

NORTHERN FUNDS QUARTERLY REPORT    40    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Transportation - 1.9% continued
Werner Enterprises, Inc.	15,231	$333

		5,958

Trucking & Leasing - 0.1%
GATX Corp.	16,147	431

Water - 0.3%
Aqua America, Inc.	46,607	824

Total Common Stocks (Cost $ 303,108)		301,820

INVESTMENT COMPANIES - 2.0%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	6,355,006	6,355

Total Investment Companies (Cost $ 6,355)		6,355

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $3.50*	16	$—

Total Warrants (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.20%, 11/18/10 (4)	$1,325	$1,324

Total Short-Term Investments (Cost $ 1,324)		1,324

Total Investments - 99.6% (Cost $ 310,787)		309,499

Other Assets less Liabilities - 0.4%		1,090

NET ASSETS - 100.0%		$310,589

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $7,308,000 with net sales of approximately $953,000 during the period ended June 30, 2010.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$310,787

Gross tax appreciation of investments	$34,687
Gross tax depreciation of investments	(35,975)

Net tax depreciation of investments	$(1,288)

At June 30, 2010, the Mid Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
S&P Midcap 400 E-Mini	119	$8,449	Long	9/10	$(156)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Mid Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$301,820	(1)	$—	$—	$301,820
Investment Companies	6,355		—	—	6,355
Short-Term Investments	—		1,324	—	1,324

Total Investments	$308,175		$1,324	$—	$309,499

Other Financial Instruments*	$(156)		$—	$—	$(156)

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

EQUITY INDEX FUNDS    41    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%
Advertising - 0.2%
APAC Customer Services, Inc.*	9,593	$55
Harte-Hanks, Inc.	10,454	109
inVentiv Health, Inc.*	9,336	239
Marchex, Inc., Class B	5,500	21

		424

Aerospace/Defense - 1.3%
AAR Corp.*	10,921	183
Aerovironment, Inc.*	4,557	99
Argon ST, Inc.*	3,778	129
Astronics Corp.*	2,555	42
Cubic Corp.	4,421	161
Curtiss-Wright Corp.	12,567	365
Ducommun, Inc.	2,879	49
Esterline Technologies Corp.*	8,341	396
GenCorp, Inc.*	16,919	74
HEICO Corp.	7,997	287
Herley Industries, Inc.*	3,775	54
Kaman Corp.	7,272	161
Kratos Defense & Security Solutions, Inc.*	4,378	46
LMI Aerospace, Inc.*	2,344	37
Moog, Inc., Class A*	12,715	410
National Presto Industries, Inc.	1,324	123
Orbital Sciences Corp.*	15,711	247
Teledyne Technologies, Inc.*	10,003	386
Triumph Group, Inc.	4,624	308

		3,557

Agriculture - 0.4%
Alico, Inc.	900	21
Alliance One International, Inc.*	24,616	88
Andersons (The), Inc.	5,073	165
Cadiz, Inc.*	3,684	44
Griffin Land & Nurseries, Inc.	878	22
Limoneira Co.	2,274	50
MGP Ingredients, Inc.*	2,792	19
Star Scientific, Inc.*	25,181	41
Tejon Ranch Co.*	3,863	89
Universal Corp.	6,556	260
Vector Group Ltd.	12,249	206

		1,005

Airlines - 0.7%
AirTran Holdings, Inc.*	37,603	182
Alaska Air Group, Inc.*	9,818	441
Allegiant Travel Co.	4,298	184
Hawaiian Holdings, Inc.*	14,361	74
JetBlue Airways Corp.*	67,111	369
Pinnacle Airlines Corp.*	4,851	27
Republic Airways Holdings, Inc.*	9,665	59
Skywest, Inc.	15,471	189
US Airways Group, Inc.*	44,734	385

		1,910

Apparel - 1.8%
American Apparel, Inc.*	7,871	14
Carter’s, Inc.*	16,467	432
Cherokee, Inc.	1,984	34
Columbia Sportswear Co.	3,215	150
CROCS, Inc.*	23,578	249
Deckers Outdoor Corp.*	3,558	508
Delta Apparel, Inc.*	1,723	25
G-III Apparel Group Ltd.*	4,130	95
Iconix Brand Group, Inc.*	20,057	288
Joe’s Jeans, Inc.*	11,722	23
Jones Apparel Group, Inc.	23,890	379
K-Swiss, Inc., Class A*	7,115	80
Lacrosse Footwear, Inc.	1,360	23
Maidenform Brands, Inc.*	6,364	130
Oxford Industries, Inc.	4,053	85
Perry Ellis International, Inc.*	2,696	54
Quiksilver, Inc.*	35,529	131
R.G. Barry Corp.	2,522	28
Skechers U.S.A., Inc., Class A*	9,665	353
Steven Madden Ltd.*	6,621	209
Timberland (The) Co., Class A*	11,647	188
True Religion Apparel, Inc.*	7,074	156
Under Armour, Inc., Class A*	9,745	323
Unifi, Inc.*	12,238	47
Volcom, Inc.*	5,239	97
Warnaco Group (The), Inc.*	12,273	444
Weyco Group, Inc.	2,059	47
Wolverine World Wide, Inc.	13,660	345

		4,937

Auto Manufacturers - 0.1%
Force Protection, Inc.*	20,065	82
Wabash National Corp.*	16,167	115

		197

NORTHERN FUNDS QUARTERLY REPORT    42     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Auto Parts & Equipment - 0.9%
American Axle & Manufacturing
Holdings, Inc.*	17,165	$126
Amerigon, Inc.*	6,034	44
ArvinMeritor, Inc.*	26,502	347
ATC Technology Corp.*	5,386	87
Commercial Vehicle Group, Inc.*	6,666	68
Cooper Tire & Rubber Co.	17,059	333
Dana Holding Corp.*	39,092	391
Dorman Products, Inc.*	3,215	65
Douglas Dynamics, Inc.*	2,963	34
Exide Technologies*	20,867	108
Fuel Systems Solutions, Inc.*	3,769	98
Miller Industries, Inc.	2,815	38
Modine Manufacturing Co.*	13,096	101
Spartan Motors, Inc.	8,839	37
Standard Motor Products, Inc.	5,444	44
Superior Industries International, Inc.	6,384	86
Tenneco, Inc.*	16,699	352
Titan International, Inc.	9,653	96

		2,455

Banks - 6.1%
1st Source Corp.	4,122	70
1st United Bancorp, Inc.*	6,134	45
Alliance Financial Corp.	1,062	30
American National Bankshares, Inc.	1,566	33
Ameris Bancorp*	6,608	64
Ames National Corp.	1,892	37
Arrow Financial Corp.	2,553	59
Bancfirst Corp.	1,775	65
Banco Latinoamericano de Comercio Exterior S.A., Class E	7,550	94
Bancorp (The), Inc.*	5,396	42
Bancorp Rhode Island, Inc.	1,005	26
Bank Mutual Corp.	13,506	77
Bank of Marin Bancorp	1,489	48
Bank of the Ozarks, Inc.	3,694	131
Boston Private Financial Holdings, Inc.	19,206	123
Bridge Bancorp, Inc.	1,630	40
Bryn Mawr Bank Corp.	2,477	42
Camden National Corp.	2,111	58
Capital City Bank Group, Inc.	3,342	41
Cardinal Financial Corp.	8,188	76
Cass Information Systems, Inc.	2,269	78
Cathay General Bancorp	21,826	225
Center Financial Corp.*	9,711	50
Centerstate Banks, Inc.	6,558	66
Century Bancorp, Inc., Class A	872	19
Chemical Financial Corp.	6,716	146
Citizens & Northern Corp.	3,308	35
Citizens Republic Bancorp, Inc.*	110,004	93
City Holding Co.	4,414	123
CNB Financial Corp.	2,588	28
CoBiz Financial, Inc.	8,265	54
Columbia Banking System, Inc.	10,903	199
Community Bank System, Inc.	9,085	200
Community Trust Bancorp, Inc.	3,547	89
CVB Financial Corp.	25,412	241
Eagle Bancorp, Inc.*	4,389	52
Encore Bancshares, Inc.*	2,230	22
Enterprise Financial Services Corp.	4,663	45
Financial Institutions, Inc.	3,051	54
First Bancorp	4,139	60
First BanCorp Puerto Rico*	22,143	12
First Bancorp, Inc.	2,287	30
First Busey Corp.	13,317	60
First Commonwealth Financial Corp.	23,762	125
First Community Bancshares, Inc.	4,157	61
First Financial Bancorp	16,060	240
First Financial Bankshares, Inc.	5,775	278
First Financial Corp.	3,330	86
First Interstate Bancsystem, Inc.	3,438	54
First Merchants Corp.	7,100	60
First Midwest Bancorp, Inc.	20,446	249
First of Long Island (The) Corp.	1,407	36
First South Bancorp, Inc.	2,300	24
FirstMerit Corp.	29,831	511
FNB Corp.	31,712	255
German American Bancorp, Inc.	3,194	49
Glacier Bancorp, Inc.	19,944	293
Great Southern Bancorp, Inc.	2,817	57
Green Bankshares, Inc.*	3,242	41
Hancock Holding Co.	8,241	275
Hanmi Financial Corp.*	13,909	18
Heartland Financial USA, Inc.	3,825	66
Heritage Financial Corp.*	2,687	40
Home Bancshares, Inc.	5,959	136
Hudson Valley Holding Corp.	3,264	75
IBERIABANK Corp.	7,509	387

EQUITY INDEX FUNDS    43    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Banks - 6.1% continued
Independent Bank Corp.	5,744	$142
International Bancshares Corp.	14,679	245
Lakeland Bancorp, Inc.	5,556	47
Lakeland Financial Corp.	4,561	91
MainSource Financial Group, Inc.	5,748	41
MB Financial, Inc.	14,729	271
Merchants Bancshares, Inc.	1,251	28
Metro Bancorp, Inc.*	3,917	48
Midsouth Bancorp, Inc.	2,625	34
MidWestOne Financial Group, Inc.	1,921	30
Nara Bancorp, Inc.*	10,858	92
National Bankshares, Inc.	1,961	47
National Penn Bancshares, Inc.	35,427	213
NBT Bancorp, Inc.	9,459	193
Old National Bancorp	24,218	251
OmniAmerican Bancorp, Inc.*	3,499	39
Oriental Financial Group, Inc.	9,408	119
Orrstown Financial Services, Inc.	1,728	38
Pacific Continental Corp.	5,229	50
PacWest Bancorp	8,399	154
Park National Corp.	3,471	226
Peapack Gladstone Financial Corp.	2,314	27
Penns Woods Bancorp, Inc.	1,119	34
Peoples Bancorp, Inc.	2,943	43
Pinnacle Financial Partners, Inc.*	9,219	118
Porter Bancorp, Inc.	679	9
PrivateBancorp, Inc.	14,679	163
Prosperity Bancshares, Inc.	12,924	449
Renasant Corp.	5,953	85
Republic Bancorp, Inc., Class A	2,661	60
S&T Bancorp, Inc.	6,550	129
S.Y. Bancorp, Inc.	3,118	72
Sandy Spring Bancorp, Inc.	6,902	97
Santander BanCorp*	1,079	14
SCBT Financial Corp.	3,581	126
Sierra Bancorp	2,641	30
Signature Bank*	11,381	433
Simmons First National Corp., Class A	4,746	125
Southside Bancshares, Inc.	4,528	89
Southwest Bancorp, Inc.	5,462	73
State Bancorp, Inc.	4,795	46
StellarOne Corp.	6,472	83
Sterling Bancorp	7,530	68
Sterling Bancshares, Inc.	25,011	118
Suffolk Bancorp	2,767	86
Susquehanna Bancshares, Inc.	35,936	299
SVB Financial Group*	11,479	473
Taylor Capital Group, Inc.*	2,560	33
Texas Capital Bancshares, Inc.*	9,939	163
Tompkins Financial Corp.	2,156	81
Tower Bancorp, Inc.	1,374	30
TowneBank	6,643	96
Trico Bancshares	3,784	64
TrustCo Bank Corp.	21,167	119
Trustmark Corp.	17,670	368
UMB Financial Corp.	8,557	304
Umpqua Holdings Corp.	31,856	366
Union First Market Bankshares Corp.	4,914	60
United Bankshares, Inc.	10,587	253
United Community Banks, Inc.*	26,661	105
Univest Corp.	4,722	82
Virginia Commerce Bancorp, Inc.*	5,421	34
Washington Banking Co.	4,335	55
Washington Trust Bancorp, Inc.	3,833	65
Webster Financial Corp.	17,918	321
WesBanco, Inc.	6,358	107
West Bancorporation, Inc.*	4,377	30
West Coast Bancorp	25,835	66
Westamerica Bancorporation	8,128	427
Western Alliance Bancorp*	16,251	117
Whitney Holding Corp.	26,546	246
Wilshire Bancorp, Inc.	5,110	45
Wintrust Financial Corp.	8,767	292

		16,275

Beverages - 0.2%
Boston Beer Co., Inc., Class A*	2,486	168
Coca-Cola Bottling Co. Consolidated	1,159	55
Farmer Bros. Co.	1,862	28
Heckmann Corp.*	24,796	115
National Beverage Corp.	3,234	40
Peet’s Coffee & Tea, Inc.*	3,249	128

		534

Biotechnology - 1.9%
Acorda Therapeutics, Inc.*	10,558	328
Affymax, Inc.*	4,867	29
Alnylam Pharmaceuticals, Inc.*	10,075	151
AMAG Pharmaceuticals, Inc.*	5,803	199

NORTHERN FUNDS QUARTERLY REPORT    44    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Biotechnology - 1.9% continued
Arena Pharmaceuticals, Inc.*	28,387	$87
Ariad Pharmaceuticals, Inc.*	29,704	84
Arqule, Inc.*	11,978	52
AspenBio Pharma, Inc.*	13,393	13
AVEO Pharmaceuticals, Inc.*	2,835	20
BioCryst Pharmaceuticals, Inc.*	6,876	41
Biosante Pharmaceuticals, Inc.*	18,433	32
Biotime, Inc.*	5,942	37
Cambrex Corp.*	8,284	26
Celera Corp.*	22,921	150
Celldex Therapeutics, Inc.*	7,296	33
Chelsea Therapeutics International, Inc.*	9,044	26
Clinical Data, Inc.*	2,647	33
Cubist Pharmaceuticals, Inc.*	16,082	331
Curis, Inc.*	20,601	29
Cytokinetics, Inc.*	13,035	31
CytRx Corp.*	30,945	24
Dynavax Technologies Corp.*	20,107	37
Emergent Biosolutions, Inc.*	5,425	89
Enzo Biochem, Inc.*	9,748	40
Enzon Pharmaceuticals, Inc.*	13,887	148
Exact Sciences Corp.*	10,012	44
Exelixis, Inc.*	29,594	103
Geron Corp.*	27,193	137
Halozyme Therapeutics, Inc.*	18,855	133
Immunogen, Inc.*	18,791	174
Immunomedics, Inc.*	17,724	55
Incyte Corp. Ltd.*	24,125	267
Inhibitex, Inc.*	13,638	35
Inovio Pharmaceuticals Corp.*	22,359	23
InterMune, Inc.*	12,336	115
Lexicon Pharmaceuticals, Inc.*	58,101	74
Ligand Pharmaceuticals, Inc., Class B*	30,945	45
Martek Biosciences Corp.*	9,170	217
Maxygen, Inc.*	8,963	50
Medicines (The) Co.*	14,751	112
Micromet, Inc.*	22,501	140
Momenta Pharmaceuticals, Inc.*	10,917	134
Nanosphere, Inc.*	6,059	26
Neuralstem, Inc.*	12,013	30
Novavax, Inc.*	26,292	57
NPS Pharmaceuticals, Inc.*	16,408	106
Nymox Pharmaceutical Corp.*	5,464	17
Omeros Corp.*	5,451	40
PDL BioPharma, Inc.	33,387	188
Peregrine Pharmaceuticals, Inc.*	14,634	31
RTI Biologics, Inc.*	14,519	43
Sangamo BioSciences, Inc.*	12,165	45
Seattle Genetics, Inc.*	23,326	280
Sequenom, Inc.*	17,081	101
StemCells, Inc.*	30,714	29
SuperGen, Inc.*	16,061	32
Transcept Pharmaceuticals, Inc.*	1,641	14
Vical, Inc.*	17,746	55
ZIOPHARM Oncology, Inc.*	13,707	44
Zymogenetics, Inc.*	13,548	57

		5,123

Building Materials - 0.7%
AAON, Inc.	3,394	79
American DG Energy, Inc.*	5,198	16
Apogee Enterprises, Inc.	7,952	86
Broadwind Energy, Inc.*	25,689	72
Builders FirstSource, Inc.*	12,244	29
Comfort Systems USA, Inc.	10,509	101
Drew Industries, Inc.*	5,036	102
Gibraltar Industries, Inc.*	8,985	91
Interline Brands, Inc.*	8,973	155
Louisiana-Pacific Corp.*	35,354	237
LSI Industries, Inc.	5,488	27
NCI Building Systems, Inc.*	4,866	41
PGT, Inc.*	5,037	13
Quanex Building Products Corp.	10,374	179
Simpson Manufacturing Co., Inc.	10,562	259
Texas Industries, Inc.	5,673	168
Trex Co., Inc.*	4,234	85
Universal Forest Products, Inc.	5,354	162

		1,902

Chemicals - 1.9%
A. Schulman, Inc.	8,771	166
Aceto Corp.	6,721	39
American Vanguard Corp.	5,817	46
Arch Chemicals, Inc.	6,257	192
Balchem Corp.	7,751	194
Codexis, Inc.*	1,714	15
Ferro Corp.*	23,890	176
Georgia Gulf Corp.*	9,315	124
H.B. Fuller Co.	13,497	256

EQUITY INDEX FUNDS    45    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Chemicals - 1.9% continued
Hawkins, Inc.	2,456	$59
Innophos Holdings, Inc.	5,917	154
KMG Chemicals, Inc.	1,692	24
Kraton Performance Polymers, Inc.*	3,119	59
Landec Corp.*	7,895	47
Minerals Technologies, Inc.	5,263	250
NewMarket Corp.	2,801	245
Olin Corp.	21,841	395
OM Group, Inc.*	8,480	202
Omnova Solutions, Inc.*	12,263	96
PolyOne Corp.*	25,544	215
Quaker Chemical Corp.	2,984	81
Rockwood Holdings, Inc.*	14,394	327
Sensient Technologies Corp.	13,541	351
Solutia, Inc.*	33,362	437
Spartech Corp.*	8,392	86
Stepan Co.	2,086	143
Symyx Technologies, Inc.*	9,168	46
TPC Group, Inc.*	2,156	36
W.R. Grace & Co.*	20,156	424
Westlake Chemical Corp.	5,406	101
Zep, Inc.	5,919	103
Zoltek Cos., Inc.*	7,589	64

		5,153

Coal - 0.3%
Cloud Peak Energy, Inc.*	8,430	112
Hallador Energy Co.*	1,335	12
International Coal Group, Inc.*	36,718	141
James River Coal Co.*	7,556	120
L&L Energy, Inc.*	4,513	39
Patriot Coal Corp.*	21,895	257

		681

Commercial Services - 5.5%
ABM Industries, Inc.	14,347	301
Accretive Health, Inc.*	3,213	43
Administaff, Inc.	5,759	139
Advance America Cash Advance Centers, Inc.	15,790	65
Advisory Board (The) Co.*	4,354	187
Albany Molecular Research, Inc.*	6,458	33
American Public Education, Inc.*	5,062	221
American Reprographics Co.*	10,191	89
AMN Healthcare Services, Inc.*	9,174	69
Arbitron, Inc.	7,389	189
Asset Acceptance Capital Corp.*	4,347	18
Avis Budget Group, Inc.*	28,644	281
Barrett Business Services, Inc.	2,193	27
Bridgepoint Education, Inc.*	5,378	85
Capella Education Co.*	4,629	377
Cardtronics, Inc.*	7,357	95
CBIZ, Inc.*	12,052	77
CDI Corp.	3,331	52
Cenveo, Inc.*	14,607	80
Chemed Corp.	6,248	341
Coinstar, Inc.*	8,884	382
Consolidated Graphics, Inc.*	2,701	117
Corinthian Colleges, Inc.*	24,336	240
Cornell Cos., Inc.*	3,125	84
Corporate Executive Board (The) Co.	9,553	251
Corvel Corp.*	1,964	66
CoStar Group, Inc.*	5,872	228
CPI Corp.	1,405	32
CRA International, Inc.*	3,007	57
Cross Country Healthcare, Inc.*	8,625	78
Deluxe Corp.	14,213	267
Diamond Management & Technology Consultants, Inc.	6,621	68
Dollar Financial Corp.*	6,822	135
Dollar Thrifty Automotive Group, Inc.*	7,951	339
DynCorp International, Inc., Class A*	4,234	74
Electro Rent Corp.	4,956	63
Euronet Worldwide, Inc.*	13,767	176
ExlService Holdings, Inc.*	4,127	71
Forrester Research, Inc.*	3,961	120
Franklin Covey Co.*	3,880	25
Geo Group (The), Inc.*	13,531	281
Global Cash Access Holdings, Inc.*	13,934	100
Grand Canyon Education, Inc.*	8,582	201
Great Lakes Dredge & Dock Corp.	16,043	96
H&E Equipment Services, Inc.*	7,859	59
Hackett Group (The), Inc.*	6,891	19
Healthcare Services Group, Inc.	12,182	231
Heartland Payment Systems, Inc.	10,433	155
Heidrick & Struggles International, Inc.	4,656	106
Hill International, Inc.*	7,022	29
HMS Holdings Corp.*	7,491	406
Hudson Highland Group, Inc.*	8,858	39
Huron Consulting Group, Inc.*	6,140	119
ICF International, Inc.*	4,805	115

NORTHERN FUNDS QUARTERLY REPORT    46    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Commercial Services - 5.5% continued
K12, Inc.*	6,963	$154
Kelly Services, Inc., Class A*	7,477	111
Kendle International, Inc.*	4,088	47
Kenexa Corp.*	6,082	73
Kforce, Inc.*	9,044	115
Korn/Ferry International*	12,456	173
Landauer, Inc.	2,599	158
Learning Tree International, Inc.*	2,117	23
LECG Corp.*	7,509	20
Lincoln Educational Services Corp.*	4,553	94
Live Nation Entertainment, Inc.*	38,971	407
Mac-Gray Corp.	2,960	33
MAXIMUS, Inc.	4,854	281
McGrath Rentcorp	6,531	149
Medifast, Inc.*	3,543	92
MedQuist, Inc.	2,373	19
Midas, Inc.*	4,015	31
MoneyGram International, Inc.*	22,821	56
Monro Muffler Brake, Inc.	5,486	217
Multi-Color Corp.	3,009	31
National American University Holdings, Inc.	2,188	19
National Research Corp.	409	10
Navigant Consulting, Inc.*	14,205	147
On Assignment, Inc.*	9,747	49
Parexel International Corp.*	15,997	347
PDI, Inc.*	2,467	20
PHH Corp.*	15,120	288
Pre-Paid Legal Services, Inc.*	2,221	101
Princeton Review, Inc.*	5,816	13
Prospect Medical Holdings, Inc.*	2,699	16
Providence Service (The) Corp.*	4,061	57
Rent-A-Center, Inc.*	18,339	372
Resources Connection, Inc.*	12,519	170
Rollins, Inc.	11,602	240
RSC Holdings, Inc.*	13,767	85
Rural/Metro Corp.*	5,135	42
SFN Group, Inc.*	14,271	78
Sotheby’s	18,742	429
Standard Parking Corp.*	4,383	69
Steiner Leisure Ltd.*	4,082	157
Stewart Enterprises, Inc., Class A	22,053	119
SuccessFactors, Inc.*	17,386	361
Team Health Holdings, Inc.*	4,160	54
Team, Inc.*	5,454	71
TeleTech Holdings, Inc.*	7,965	103
TNS, Inc.*	6,917	121
Transcend Services, Inc.*	2,216	30
TrueBlue, Inc.*	12,347	138
United Rentals, Inc.*	16,763	156
Universal Technical Institute, Inc.	5,515	130
Valassis Communications, Inc.*	13,923	442
Viad Corp.	5,749	101
Volt Information Sciences, Inc.*	3,309	28
Wright Express Corp.*	10,705	318

		14,763

Computers - 2.4%
3D Systems Corp.*	4,831	61
3PAR, Inc.*	10,871	101
Agilysys, Inc.	4,127	28
CACI International, Inc., Class A*	8,339	354
CIBER, Inc.*	18,710	52
Compellent Technologies, Inc.*	6,555	79
Computer Task Group, Inc.*	4,266	28
Cray, Inc.*	9,676	54
Digimarc Corp.*	1,992	37
Echelon Corp.*	8,791	64
Electronics for Imaging, Inc.*	12,420	121
Fortinet, Inc.*	10,993	181
Hutchinson Technology, Inc.*	6,530	28
iGate Corp.	6,224	80
Imation Corp.*	8,072	74
Immersion Corp.*	8,336	42
Insight Enterprises, Inc.*	12,604	166
Integral Systems, Inc.*	5,087	32
Isilon Systems, Inc.*	7,235	93
Jack Henry & Associates, Inc.	23,875	570
LivePerson, Inc.*	12,286	84
Magma Design Automation, Inc.*	14,333	41
Manhattan Associates, Inc.*	6,474	178
Maxwell Technologies, Inc.*	7,414	85
Mentor Graphics Corp.*	29,902	265
Mercury Computer Systems, Inc.*	6,094	71
MTS Systems Corp.	4,620	134
NCI, Inc., Class A*	1,908	43
Netezza Corp.*	14,298	196
Netscout Systems, Inc.*	8,492	121
Palm, Inc.*	45,963	262
Quantum Corp.*	58,338	110

EQUITY INDEX FUNDS    47    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Computers - 2.4% continued
Radiant Systems, Inc.*	7,504	$109
Radisys Corp.*	6,687	64
Rimage Corp.*	2,713	43
Riverbed Technology, Inc.*	17,464	482
Silicon Graphics International Corp.*	8,018	57
SMART Modular Technologies WWH, Inc.*	14,414	84
Spansion, Inc.*	3,611	59
SRA International, Inc., Class A*	11,549	227
STEC, Inc.*	11,249	141
Stratasys, Inc.*	5,668	139
Stream Global Services, Inc.*	2,308	13
Super Micro Computer, Inc.*	6,837	92
SYKES Enterprises, Inc.*	11,482	163
Synaptics, Inc.*	9,583	264
Syntel, Inc.	3,685	125
Tier Technologies, Inc., Class B*	4,207	26
Unisys Corp.*	11,713	217
Virtusa Corp.*	3,675	34
Wave Systems Corp., Class A*	22,052	71
Xyratex Ltd.*	8,335	118

		6,363

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	6,593	96
Inter Parfums, Inc.	3,902	56
Revlon, Inc., Class A*	2,899	32

		184

Distribution/Wholesale - 1.0%
Beacon Roofing Supply, Inc.*	12,625	228
BlueLinx Holdings, Inc.*	3,688	10
BMP Sunstone Corp.*	6,467	33
Brightpoint, Inc.*	19,404	136
Chindex International, Inc.*	3,906	49
Core-Mark Holding Co., Inc.*	3,166	87
Houston Wire & Cable Co.	5,011	54
MWI Veterinary Supply, Inc.*	3,377	170
Owens & Minor, Inc.	17,448	495
Pool Corp.	13,413	294
Rentrak Corp.*	2,539	62
Scansource, Inc.*	7,421	185
School Specialty, Inc.*	5,159	93
Titan Machinery, Inc.*	3,526	46
United Stationers, Inc.*	6,597	359
Watsco, Inc.	7,699	446

		2,747

Diversified Financial Services - 1.7%
Artio Global Investors, Inc.	7,578	119
Asta Funding, Inc.	3,042	30
BGC Partners, Inc., Class A	15,906	81
Calamos Asset Management, Inc., Class A	5,681	53
Cohen & Steers, Inc.	4,725	98
CompuCredit Holdings Corp.	4,040	16
Cowen Group, Inc., Class A*	10,169	42
Credit Acceptance Corp.*	1,636	80
Diamond Hill Investment Group, Inc.	672	38
Doral Financial Corp.*	2,317	6
Duff & Phelps Corp., Class A	7,704	97
Encore Capital Group, Inc.*	3,675	76
Epoch Holding Corp.	3,543	44
Evercore Partners, Inc., Class A	4,127	96
FBR Capital Markets Corp.*	14,746	49
Federal Agricultural Mortgage Corp., Class C	2,653	37
Financial Engines, Inc.*	3,664	50
First Marblehead (The) Corp.*	12,100	28
GAMCO Investors, Inc., Class A	1,948	73
GFI Group, Inc.	17,684	99
Gleacher & Co., Inc.*	21,678	55
International Assets Holding Corp.*	3,640	58
Investment Technology Group, Inc.*	12,057	194
JMP Group, Inc.	4,427	27
KBW, Inc.*	9,779	210
Knight Capital Group, Inc., Class A*	25,820	356
LaBranche & Co., Inc.*	8,870	38
Ladenburg Thalmann Financial Services, Inc.*	25,132	31
MarketAxess Holdings, Inc.	7,688	106
Marlin Business Services Corp.*	2,380	29
MF Global Holdings Ltd.*	23,904	137
National Financial Partners Corp.*	11,461	112
Nelnet, Inc., Class A	7,270	140
NewStar Financial, Inc.*	7,825	50
Ocwen Financial Corp.*	20,526	209
Oppenheimer Holdings, Inc., Class A	2,601	62
optionsXpress Holdings, Inc.*	11,859	187
Penson Worldwide, Inc.*	5,882	33
Piper Jaffray Cos.*	4,758	153

NORTHERN FUNDS QUARTERLY REPORT    48    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Diversified Financial Services - 1.7% continued
Portfolio Recovery Associates, Inc.*	4,751	$317
Pzena Investment Management, Inc., Class A	1,914	12
Rodman & Renshaw Capital Group, Inc.*	4,777	14
Sanders Morris Harris Group, Inc.	6,170	34
Stifel Financial Corp.*	8,756	380
Student Loan (The) Corp.	1,132	27
SWS Group, Inc.	7,512	71
Thomas Weisel Partners Group, Inc.*	5,848	35
TradeStation Group, Inc.*	11,518	78
Virtus Investment Partners, Inc.*	1,664	31
Westwood Holdings Group, Inc.	1,611	57
World Acceptance Corp.*	4,447	170

		4,625

Electric - 1.8%
Allete, Inc.	8,651	296
Avista Corp.	15,147	296
Black Hills Corp.	10,879	310
Central Vermont Public Service Corp.	3,256	64
CH Energy Group, Inc.	4,356	171
Cleco Corp.	16,955	448
Dynegy, Inc.*	28,379	109
El Paso Electric Co.*	11,886	230
Empire District Electric (The) Co.	11,336	213
EnerNOC, Inc.*	5,482	172
IDACORP, Inc.	13,245	441
MGE Energy, Inc.	6,479	234
NorthWestern Corp.	10,019	263
Otter Tail Corp.	9,896	191
Pike Electric Corp.*	4,800	45
PNM Resources, Inc.	24,364	272
Portland General Electric Co.	20,863	382
UIL Holdings Corp.	8,128	203
Unisource Energy Corp.	9,887	298
Unitil Corp.	2,845	60

		4,698

Electrical Components & Equipment - 1.1%
A123 Systems, Inc.*	20,160	190
Advanced Battery Technologies, Inc.*	15,174	50
Advanced Energy Industries, Inc.*	10,489	129
American Superconductor Corp.*	12,528	334
Belden, Inc.	12,873	283
Capstone Turbine Corp.*	66,385	65
Coleman Cable, Inc.*	2,492	14
Encore Wire Corp.	5,202	95
Ener1, Inc.*	17,804	60
Energy Conversion Devices, Inc.*	13,237	54
EnerSys*	13,276	284
Evergreen Solar, Inc.*	53,366	36
Generac Holdings, Inc.*	5,326	75
GrafTech International Ltd.*	33,646	492
Graham Corp.	2,905	44
Insteel Industries, Inc.	5,078	59
Littelfuse, Inc.*	6,010	190
Powell Industries, Inc.*	2,145	59
Power-One, Inc.*	15,975	108
PowerSecure International, Inc.*	5,223	47
Satcon Technology Corp.*	20,076	57
Universal Display Corp.*	8,112	146
Vicor Corp.*	5,541	69

		2,940

Electronics - 2.4%
American Science & Engineering, Inc.	2,507	191
Analogic Corp.	3,616	165
Applied Energetics, Inc.*	20,900	22
Badger Meter, Inc.	4,192	162
Ballantyne Strong, Inc.*	3,837	28
Bel Fuse, Inc., Class B	2,800	46
Bell Microproducts, Inc.*	8,910	62
Benchmark Electronics, Inc.*	17,271	274
Brady Corp., Class A	13,441	335
Checkpoint Systems, Inc.*	10,721	186
Cogent, Inc.*	14,752	133
Coherent, Inc.*	7,028	241
CTS Corp.	9,636	89
Cymer, Inc.*	8,224	247
Daktronics, Inc.	9,037	68
DDi Corp.	4,051	31
Dionex Corp.*	4,938	368
Electro Scientific Industries, Inc.*	7,860	105
FARO Technologies, Inc.*	4,580	86
FEI Co.*	10,372	204
ICx Technologies, Inc.*	3,113	23
II-VI, Inc.*	6,901	204
Keithley Instruments, Inc.	3,146	28
L-1 Identity Solutions, Inc.*	20,736	170
LaBarge, Inc.*	3,517	40
Measurement Specialties, Inc.*	3,949	54

EQUITY INDEX FUNDS    49    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Electronics - 2.4% continued
Methode Electronics, Inc.	10,290	$100
Microvision, Inc.*	24,600	73
Multi-Fineline Electronix, Inc.*	2,707	68
Newport Corp.*	10,318	94
NVE Corp.*	1,318	57
OSI Systems, Inc.*	4,246	118
Park Electrochemical Corp.	5,713	139
Plexus Corp.*	10,936	292
Rofin-Sinar Technologies, Inc.*	8,995	187
Rogers Corp.*	4,470	124
Sanmina-SCI Corp.*	21,930	298
Sonic Solutions, Inc.*	6,966	58
Spectrum Control, Inc.*	3,418	48
SRS Labs, Inc.*	3,508	32
Stoneridge, Inc.*	4,121	31
Taser International, Inc.*	17,471	68
Technitrol, Inc.	11,486	36
TTM Technologies, Inc.*	22,563	214
UQM Technologies, Inc.*	9,902	34
Viasystems Group, Inc.*	1,321	20
Watts Water Technologies, Inc., Class A	8,095	232
Woodward Governor Co.	16,869	431
X-Rite, Inc.*	7,370	27
Zygo Corp.*	4,107	33

		6,376

Energy - Alternate Sources - 0.2%
Clean Energy Fuels Corp.*	11,005	164
Comverge, Inc.*	7,336	66
FuelCell Energy, Inc.*	20,700	24
Green Plains Renewable Energy, Inc.*	4,618	47
Headwaters, Inc.*	16,441	47
Hoku Corp.*	4,767	16
REX American Resources Corp.*	1,981	32
Syntroleum Corp.*	17,975	30

		426

Engineering & Construction - 0.8%
Argan, Inc.*	1,846	19
Dycom Industries, Inc.*	11,198	96
EMCOR Group, Inc.*	18,446	428
Exponent, Inc.*	3,756	123
Granite Construction, Inc.	9,593	226
Insituform Technologies, Inc., Class A*	10,992	225
Layne Christensen Co.*	5,423	132
MasTec, Inc.*	14,470	136
Michael Baker Corp.*	2,160	75
Mistras Group, Inc.*	4,307	46
MYR Group, Inc.*	5,643	94
Orion Marine Group, Inc.*	7,396	105
Stanley, Inc.*	3,853	144
Sterling Construction Co., Inc.*	4,589	59
Tutor Perini Corp.*	7,165	118
VSE Corp.	1,121	36

		2,062

Entertainment - 0.6%
Ascent Media Corp., Class A*	3,887	98
Bluegreen Corp.*	4,080	12
Carmike Cinemas, Inc.*	3,047	18
Churchill Downs, Inc.	3,011	99
Cinemark Holdings, Inc.	15,724	207
Empire Resorts, Inc.*	8,427	14
Isle of Capri Casinos, Inc.*	4,428	41
Lions Gate Entertainment Corp.*	18,919	132
National CineMedia, Inc.	11,739	195
Pinnacle Entertainment, Inc.*	16,782	159
Scientific Games Corp., Class A*	18,003	166
Shuffle Master, Inc.*	14,831	119
Speedway Motorsports, Inc.	3,737	51
Vail Resorts, Inc.*	9,977	348
Warner Music Group Corp.*	12,234	59

		1,718

Environmental Control - 0.7%
Calgon Carbon Corp.*	15,187	201
Casella Waste Systems, Inc., Class A*	6,914	26
Clean Harbors, Inc.*	6,370	423
Darling International, Inc.*	22,790	171
Energy Recovery, Inc.*	9,437	38
EnergySolutions, Inc.	24,462	124
Fuel Tech, Inc.*	5,000	32
Metalico, Inc.*	8,933	36
Met-Pro Corp.	3,795	41
Mine Safety Appliances Co.	7,394	183
Rentech, Inc.*	59,306	59
Tetra Tech, Inc.*	17,448	342
US Ecology, Inc.	4,902	71
Waste Services, Inc.*	7,422	87

		1,834

NORTHERN FUNDS QUARTERLY REPORT    50    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Food - 1.9%
American Italian Pasta Co., Class A*	6,099	$322
Arden Group, Inc., Class A	362	32
B&G Foods, Inc., Class A	13,390	144
Bridgford Foods Corp.	929	13
Calavo Growers, Inc.	2,794	50
Cal-Maine Foods, Inc.	3,812	122
Chiquita Brands International, Inc.*	12,591	153
Diamond Foods, Inc.	6,123	252
Dole Food Co., Inc.*	9,793	102
Fresh Del Monte Produce, Inc.*	10,706	217
Great Atlantic & Pacific Tea Co.*	9,056	35
Hain Celestial Group (The), Inc.*	11,317	228
Imperial Sugar Co.	3,535	36
Ingles Markets, Inc., Class A	3,584	54
J & J Snack Foods Corp.	3,902	164
John B. Sanfilippo & Son*	2,274	33
Lancaster Colony Corp.	5,321	284
Lance, Inc.	7,603	125
Lifeway Foods, Inc.*	1,174	11
M&F Worldwide Corp.*	3,063	83
Nash Finch Co.	3,505	120
Pilgrim’s Pride Corp.*	13,382	88
Ruddick Corp.	11,919	369
Sanderson Farms, Inc.	6,181	314
Seaboard Corp.	91	137
Seneca Foods Corp., Class A*	2,094	68
Senomyx, Inc.*	10,973	42
Smart Balance, Inc.*	17,949	73
Spartan Stores, Inc.	6,357	87
Tootsie Roll Industries, Inc.	6,418	152
TreeHouse Foods, Inc.*	9,658	441
United Natural Foods, Inc.*	11,915	356
Village Super Market Inc., Class A	1,757	46
Weis Markets, Inc.	3,058	101
Winn-Dixie Stores, Inc.*	15,099	146

		5,000

Forest Products & Paper - 0.6%
Boise, Inc.*	19,087	105
Buckeye Technologies, Inc.*	10,761	107
Cellu Tissue Holdings, Inc.*	2,393	19
Clearwater Paper Corp.*	3,113	170
Deltic Timber Corp.	2,916	122
KapStone Paper and Packaging Corp.*	10,457	116
Neenah Paper, Inc.	4,067	74
P.H. Glatfelter Co.	12,448	135
Potlatch Corp.	11,022	394
Schweitzer-Mauduit International, Inc.	5,185	262
Verso Paper Corp.*	5,017	12
Wausau Paper Corp.*	14,321	97
Xerium Technologies, Inc.*	2,068	29

		1,642

Gas - 1.2%
Chesapeake Utilities Corp.	2,568	81
Laclede Group (The), Inc.	6,144	203
New Jersey Resources Corp.	11,310	398
Nicor, Inc.	12,541	508
Northwest Natural Gas Co.	7,417	323
Piedmont Natural Gas Co., Inc.	19,670	498
South Jersey Industries, Inc.	8,330	358
Southwest Gas Corp.	12,546	370
WGL Holdings, Inc.	13,983	476

		3,215

Hand/Machine Tools - 0.3%
Baldor Electric Co.	12,892	465
Franklin Electric Co., Inc.	6,510	188
Thermadyne Holdings Corp.*	2,347	25

		678

Healthcare - Products - 4.2%
Abaxis, Inc.*	6,110	131
ABIOMED, Inc.*	8,664	84
Accuray, Inc.*	14,390	95
Affymetrix, Inc.*	20,002	118
AGA Medical Holdings, Inc.*	3,740	47
Align Technology, Inc.*	16,359	243
Alphatec Holdings, Inc.*	14,140	66
American Medical Systems Holdings, Inc.*	20,649	457
Angiodynamics, Inc.*	6,831	101
Arthrocare Corp.*	7,454	229
Atrion Corp.	427	58
ATS Medical, Inc.*	14,654	58
BioMimetic Therapeutics, Inc.*	3,992	44
Bruker Corp.*	20,041	244
Caliper Life Sciences, Inc.*	12,657	54
Cantel Medical Corp.	3,492	58
CardioNet, Inc.*	6,774	37
Cepheid, Inc.*	16,182	259
Cerus Corp.*	10,753	34

EQUITY INDEX FUNDS    51    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Healthcare - Products - 4.2% continued
Conceptus, Inc.*	8,656	$135
Conmed Corp.*	8,221	153
CryoLife, Inc.*	7,903	43
Cutera, Inc.*	3,734	34
Cyberonics, Inc.*	7,565	179
Cynosure, Inc., Class A*	2,894	31
Delcath Systems, Inc.*	10,661	68
DexCom, Inc.*	15,575	180
Endologix, Inc.*	13,923	63
ev3, Inc.*	22,973	515
Exactech, Inc.*	2,203	38
Female Health (The) Co.	4,080	21
Genomic Health, Inc.*	3,921	51
Greatbatch, Inc.*	6,343	142
Haemonetics Corp.*	6,849	367
Hanger Orthopedic Group, Inc.*	7,026	126
Hansen Medical, Inc.*	10,090	22
HealthTronics, Inc.*	12,625	61
HeartWare International, Inc.*	2,588	181
ICU Medical, Inc.*	3,302	106
Immucor, Inc.*	19,034	363
Insulet Corp.*	10,906	164
Integra LifeSciences Holdings Corp.*	5,836	216
Invacare Corp.	8,067	167
IRIS International, Inc.*	5,135	52
Kensey Nash Corp.*	2,006	48
LCA-Vision, Inc.*	4,563	25
Luminex Corp.*	10,526	171
MAKO Surgical Corp.*	7,210	90
Masimo Corp.	14,679	350
Medical Action Industries, Inc.*	3,910	47
MELA Sciences, Inc.*	6,108	45
Merge Healthcare, Inc.*	16,817	49
Meridian Bioscience, Inc.	11,335	193
Merit Medical Systems, Inc.*	7,891	127
Micrus Endovascular Corp.*	4,265	89
Natus Medical, Inc.*	7,754	126
NuVasive, Inc.*	10,893	386
NxStage Medical, Inc.*	6,400	95
OraSure Technologies, Inc.*	12,498	58
Orthofix International N.V.*	4,756	152
Orthovita, Inc.*	18,089	37
Palomar Medical Technologies, Inc.*	5,046	56
PSS World Medical, Inc.*	15,835	335
Pure Bioscience*	9,694	23
Quidel Corp.*	5,779	73
Rochester Medical Corp.*	3,007	28
SenoRx, Inc.*	4,648	51
Sirona Dental Systems, Inc.*	9,261	323
Solta Medical, Inc.*	16,645	32
Somanetics Corp.*	3,375	84
SonoSite, Inc.*	4,068	110
Spectranetics Corp.*	9,216	48
Staar Surgical Co.*	9,631	55
Stereotaxis, Inc.*	8,253	27
STERIS Corp.	16,339	508
SurModics, Inc.*	5,193	85
Symmetry Medical, Inc.*	9,816	103
Syneron Medical Ltd.*	10,011	103
Synovis Life Technologies, Inc.*	3,203	49
TomoTherapy, Inc.*	13,367	43
Unilife Corp.*	13,475	78
Vascular Solutions, Inc.*	4,538	57
Vital Images, Inc.*	3,995	51
Volcano Corp.*	14,131	308
West Pharmaceutical Services, Inc.	9,131	333
Wright Medical Group, Inc.*	10,718	178
Young Innovations, Inc.	1,564	44
Zoll Medical Corp.*	5,870	159

		11,327

Healthcare - Services - 2.2%
Air Methods Corp.*	3,009	89
Alliance HealthCare Services, Inc.*	7,290	29
Allied Healthcare International, Inc.*	12,595	29
Almost Family, Inc.*	2,257	79
Amedisys, Inc.*	7,895	347
America Service Group, Inc.	2,302	40
American Dental Partners, Inc.*	4,392	53
AMERIGROUP Corp.*	14,283	464
Amsurg Corp.*	8,698	155
Assisted Living Concepts, Inc., Class A*	2,779	82
Bio-Reference Labs, Inc.*	6,632	147
Capital Senior Living Corp.*	6,200	31
Centene Corp.*	13,385	288
Continucare Corp.*	8,676	29
Emeritus Corp.*	5,509	90
Ensign Group (The), Inc.	4,039	67
Five Star Quality Care, Inc.*	8,801	27

NORTHERN FUNDS QUARTERLY REPORT    52    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Healthcare - Services - 2.2% continued
Genoptix, Inc.*	4,706	$81
Gentiva Health Services, Inc.*	8,044	217
Healthsouth Corp.*	26,113	489
Healthspring, Inc.*	15,963	248
Healthways, Inc.*	9,445	113
IPC The Hospitalist Co., Inc.*	4,541	114
Kindred Healthcare, Inc.*	11,040	142
LHC Group, Inc.*	4,198	116
Magellan Health Services, Inc.*	9,329	339
Medcath Corp.*	6,284	49
Metropolitan Health Networks, Inc.*	12,801	48
Molina Healthcare, Inc.*	3,767	108
National Healthcare Corp.	2,293	79
Neostem, Inc.*	6,962	13
Odyssey HealthCare, Inc.*	9,250	247
Psychiatric Solutions, Inc.*	15,731	515
RehabCare Group, Inc.*	6,771	147
Res-Care, Inc.*	7,028	68
Select Medical Holdings Corp.*	13,732	93
Skilled Healthcare Group, Inc., Class A*	5,346	36
Sun Healthcare Group, Inc.*	12,066	97
Sunrise Senior Living, Inc.*	17,553	49
Triple-S Management Corp., Class B*	5,753	107
U.S. Physical Therapy, Inc.*	2,493	42
Virtual Radiologic Corp.*	1,700	29
WellCare Health Plans, Inc.*	11,675	277

		5,909

Holding Companies - Diversified - 0.1%
Compass Diversified Holdings	8,979	121
Harbinger Group, Inc.*	2,123	13
Primoris Services Corp.	5,694	36

		170

Home Builders - 0.3%
Beazer Homes USA, Inc.*	21,114	77
Brookfield Homes Corp.*	2,710	18
Cavco Industries, Inc.*	1,792	63
Hovnanian Enterprises, Inc., Class A*	14,406	53
M/I Homes, Inc.*	5,100	49
Meritage Homes Corp.*	8,715	142
Ryland Group, Inc.	11,864	188
Skyline Corp.	1,910	34
Standard Pacific Corp.*	29,253	98
Winnebago Industries, Inc.*	8,089	80

		802

Home Furnishings - 0.4%
American Woodmark Corp.	2,744	47
Audiovox Corp., Class A*	5,019	37
DTS, Inc.*	4,779	157
Ethan Allen Interiors, Inc.	6,967	97
Furniture Brands International, Inc.*	11,313	59
Hooker Furniture Corp.	3,099	33
Kimball International, Inc., Class B	8,786	49
La-Z-Boy, Inc.*	14,604	109
Sealy Corp.*	13,280	35
Select Comfort Corp.*	15,013	131
TiVo, Inc.*	32,454	240
Universal Electronics, Inc.*	3,673	61

		1,055

Household Products/Wares - 0.5%
ACCO Brands Corp.*	14,903	74
American Greetings Corp., Class A	11,112	209
Blyth, Inc.	1,649	56
Central Garden and Pet Co., Class A*	15,033	135
CSS Industries, Inc.	2,175	36
Ennis, Inc.	7,064	106
Helen of Troy Ltd.*	8,304	183
Kid Brands, Inc.*	3,416	24
Oil-Dri Corp. of America	1,562	36
Prestige Brands Holdings, Inc.*	11,475	81
Spectrum Brands Holdings, Inc.*	5,036	128
Standard Register (The) Co.	4,856	15
Summer Infant, Inc.*	3,051	20
WD-40 Co.	4,548	152

		1,255

Housewares - 0.0%
Libbey, Inc.*	4,402	57
Lifetime Brands, Inc.*	2,564	38

		95

Insurance - 3.1%
Alterra Capital Holdings Ltd.	26,608	500
Ambac Financial Group, Inc.*	80,593	54
American Equity Investment Life Holding Co.	15,978	165
American Physicians Capital, Inc.	2,320	72
American Physicians Service Group, Inc.	1,909	47

EQUITY INDEX FUNDS    53    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Insurance - 3.1% continued
American Safety Insurance Holdings Ltd.*	2,440	$38
AMERISAFE, Inc.*	5,431	95
Amtrust Financial Services, Inc.	6,344	76
Argo Group International Holdings Ltd.	8,571	262
Baldwin & Lyons, Inc., Class B	2,269	48
Citizens, Inc.*	9,229	61
CNA Surety Corp.*	4,544	73
CNO Financial Group, Inc.*	61,217	303
Crawford & Co., Class B*	5,439	17
Delphi Financial Group, Inc., Class A	13,465	329
Donegal Group, Inc., Class A	3,114	38
eHealth, Inc.*	6,563	75
EMC Insurance Group, Inc.	1,400	31
Employers Holdings, Inc.	12,233	180
Enstar Group Ltd.*	1,883	125
FBL Financial Group, Inc., Class A	3,523	74
First American Financial Corp.	28,650	363
First Mercury Financial Corp.	3,862	41
Flagstone Reinsurance Holdings S.A.	14,334	155
FPIC Insurance Group, Inc.*	2,870	74
Gerova Financial Group Ltd.*	1,737	9
Greenlight Capital Re Ltd., Class A*	7,884	199
Hallmark Financial Services, Inc.*	2,887	29
Harleysville Group, Inc.	3,119	97
Horace Mann Educators Corp.	10,877	166
Infinity Property & Casualty Corp.	3,773	174
Kansas City Life Insurance Co.	1,100	32
Life Partners Holdings, Inc.	2,128	44
Maiden Holdings Ltd.	14,033	92
Meadowbrook Insurance Group, Inc.	15,063	130
MGIC Investment Corp.*	56,118	387
Montpelier Re Holdings Ltd.	19,640	293
National Interstate Corp.	1,821	36
National Western Life Insurance Co., Class A	633	97
Navigators Group (The), Inc.*	3,170	130
NYMAGIC, Inc.	1,356	26
Phoenix (The) Cos., Inc.*	32,403	68
Platinum Underwriters Holdings Ltd.	12,511	454
PMA Capital Corp., Class A*	8,764	57
PMI Group (The), Inc.*	39,790	115
Presidential Life Corp.	5,792	53
Primerica, Inc.*	6,605	142
Primus Guaranty Ltd.*	4,364	16
ProAssurance Corp.*	8,883	504
Radian Group, Inc.	37,089	268
RLI Corp.	4,954	260
Safety Insurance Group, Inc.	3,307	122
SeaBright Holdings, Inc.	6,198	59
Selective Insurance Group, Inc.	14,623	217
State Auto Financial Corp.	4,052	63
Stewart Information Services Corp.	4,826	44
Tower Group, Inc.	11,174	241
United America Indemnity Ltd., Class A*	7,496	55
United Fire & Casualty Co.	6,289	125
Universal American Corp.*	8,794	127
Universal Insurance Holdings, Inc.	6,698	28

		8,255

Internet - 3.2%
1-800-Flowers.com, Inc., Class A*	6,700	14
AboveNet, Inc.*	6,167	291
Ancestry.com, Inc.*	5,167	91
Archipelago Learning, Inc.*	3,391	39
Art Technology Group, Inc.*	42,968	147
Blue Coat Systems, Inc.*	11,706	239
Blue Nile, Inc.*	3,483	164
Cogent Communications Group, Inc.*	12,356	94
comScore, Inc.*	5,868	97
Constant Contact, Inc.*	7,924	169
CyberSource Corp.*	19,807	506
DealerTrack Holdings, Inc.*	11,316	186
Dice Holdings, Inc.*	4,656	32
Digital River, Inc.*	11,212	268
drugstore.com, Inc.*	25,261	78
Earthlink, Inc.	29,644	236
ePlus, Inc.*	887	16
eResearch Technology, Inc.*	13,543	107
Global Sources Ltd.*	6,374	50
GSI Commerce, Inc.*	17,117	493
Health Grades, Inc.*	7,007	42
Infospace, Inc.*	9,802	74
Internap Network Services Corp.*	13,772	57
Internet Brands, Inc., Class A*	7,608	79
Internet Capital Group, Inc.*	9,938	76
j2 Global Communications, Inc.*	12,477	273
Keynote Systems, Inc.	3,598	32
KIT Digital, Inc.*	5,489	48
Knot (The), Inc.*	8,490	66
Limelight Networks, Inc.*	12,594	55

NORTHERN FUNDS QUARTERLY REPORT    54    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Internet - 3.2% continued
Lionbridge Technologies, Inc.*	16,504	$75
Liquidity Services, Inc.*	4,118	53
Local.com Corp.*	4,386	30
LoopNet, Inc.*	5,416	67
ModusLink Global Solutions, Inc.*	12,717	77
Move, Inc.*	42,503	87
Network Engines, Inc.*	9,999	27
NIC, Inc.	16,541	106
NutriSystem, Inc.	8,661	199
Online Resources Corp.*	7,559	31
OpenTable, Inc.*	4,366	181
Openwave Systems, Inc.*	24,120	49
Orbitz Worldwide, Inc.*	5,235	20
Overstock.com, Inc.*	3,716	67
PC-Tel, Inc.*	5,826	29
Perficient, Inc.*	5,906	53
QuinStreet, Inc.*	2,795	32
Rackspace Hosting, Inc.*	26,721	490
ReachLocal, Inc.*	1,303	17
RealNetworks, Inc.*	23,905	79
S1 Corp.*	15,271	92
Saba Software, Inc.*	7,224	37
Safeguard Scientifics, Inc.*	5,652	60
Sapient Corp.	28,451	288
Shutterfly, Inc.*	7,418	178
SonicWALL, Inc.*	15,193	179
Sourcefire, Inc.*	7,638	145
SPS Commerce, Inc.*	1,381	16
Stamps.com, Inc.*	2,619	27
support.com, Inc.*	13,103	55
TechTarget, Inc.*	2,947	16
TeleCommunication Systems, Inc., Class A*	11,978	50
Terremark Worldwide, Inc.*	16,554	129
TIBCO Software, Inc.*	45,285	546
Travelzoo, Inc.*	1,723	21
United Online, Inc.	25,406	146
US Auto Parts Network, Inc.*	4,667	28
ValueClick, Inc.*	22,749	243
VASCO Data Security International, Inc.*	7,200	44
VirnetX Holding Corp.	8,864	52
Vitacost.com, Inc.*	3,255	29
Vocus, Inc.*	4,517	69
Websense, Inc.*	11,609	219
Zix Corp.*	17,658	40

		8,597

Investment Companies - 0.9%
American Capital Ltd.*	94,947	458
Apollo Investment Corp.	53,570	500
Arlington Asset Investment Corp. Class A	1,747	33
BlackRock Kelso Capital Corp.	15,568	154
Capital Southwest Corp.	816	72
Fifth Street Finance Corp.	12,669	140
Gladstone Capital Corp.	5,865	63
Gladstone Investment Corp.	6,247	36
Golub Capital BDC, Inc.	2,097	30
Harris & Harris Group, Inc.*	7,964	33
Hercules Technology Growth Capital, Inc.	9,923	91
Main Street Capital Corp.	3,947	59
MCG Capital Corp.	21,214	102
Medallion Financial Corp.	3,794	25
MVC Capital, Inc.	7,053	91
NGP Capital Resources Co.	5,919	42
PennantPark Investment Corp.	8,806	84
Prospect Capital Corp.	18,752	181
Solar Capital Ltd.	1,501	29
THL Credit, Inc.*	2,564	30
TICC Capital Corp.	7,266	61
Triangle Capital Corp.	3,009	43

		2,357

Iron/Steel - 0.0%
Metals USA Holdings Corp.*	3,067	46
Shiloh Industries, Inc.*	1,537	13
Universal Stainless & Alloy*	1,985	32

		91

Leisure Time - 0.6%
Ambassadors Group, Inc.	5,236	59
Arctic Cat, Inc.*	3,346	31
Brunswick Corp.	24,692	307
Callaway Golf Co.	17,848	108
Interval Leisure Group, Inc.*	11,029	137
Johnson Outdoors, Inc., Class A*	1,267	14
Life Time Fitness, Inc.*	11,578	368
Marine Products Corp.*	2,500	14
Multimedia Games, Inc.*	7,850	35
Polaris Industries, Inc.	8,566	468

		1,541

EQUITY INDEX FUNDS    55    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Lodging - 0.3%
Ameristar Casinos, Inc.	7,354	$111
Boyd Gaming Corp.*	14,694	125
Gaylord Entertainment Co.*	9,513	210
Marcus Corp.	5,492	52
Monarch Casino & Resort, Inc.*	2,782	28
Morgans Hotel Group Co.*	5,930	36
Orient-Express Hotels Ltd., Class A*	25,136	186
Red Lion Hotels Corp.*	4,160	25

		773

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.*	5,595	155

Machinery - Diversified - 1.2%
Alamo Group, Inc.	2,047	44
Albany International Corp., Class A	7,462	121
Altra Holdings, Inc.*	7,450	97
Applied Industrial Technologies, Inc.	11,744	297
Briggs & Stratton Corp.	13,858	236
Cascade Corp.	2,617	93
Chart Industries, Inc.*	7,920	123
Cognex Corp.	11,059	194
Columbus McKinnon Corp.*	5,499	77
DXP Enterprises, Inc.*	2,428	38
Flow International Corp.*	12,195	29
Gerber Scientific, Inc.*	6,994	37
Gorman-Rupp (The) Co.	3,394	85
Intermec, Inc.*	13,608	140
Intevac, Inc.*	6,109	65
iRobot Corp.*	5,530	104
Kadant, Inc.*	3,411	60
Lindsay Corp.	3,364	107
Middleby Corp.*	4,553	242
NACCO Industries, Inc., Class A	1,617	144
Nordson Corp.	9,385	526
Presstek, Inc.*	7,658	27
Robbins & Myers, Inc.	7,343	160
Sauer-Danfoss, Inc.*	3,202	39
Tecumseh Products Co., Class A*	5,111	57
Tennant Co.	5,215	176
Twin Disc, Inc.	2,200	25

		3,343

Media - 0.8%
Acacia Research - Acacia Technologies*	9,484	135
AH Belo Corp., Class A*	4,810	32
Beasley Broadcasting Group, Inc., Class A*	2,322	11
Belo Corp., Class A*	24,741	141
Cambium Learning Group, Inc.*	4,558	16
CKX, Inc.*	16,866	84
Courier Corp.	2,719	33
Crown Media Holdings, Inc., Class A*	2,500	4
Cumulus Media, Inc., Class A*	6,013	16
Dex One Corp.*	13,804	262
DG FastChannel, Inc.*	6,871	224
Dolan (The) Co.*	8,574	95
Entercom Communications Corp., Class A*	6,390	56
Entravision Communications Corp., Class A*	13,235	28
EW Scripps Co., Class A*	8,336	62
Fisher Communications, Inc.*	1,500	25
Gray Television, Inc.*	13,339	32
Journal Communications, Inc., Class A*	12,173	48
Lee Enterprises, Inc.*	12,195	31
LIN TV Corp., Class A*	7,981	43
LodgeNet Interactive Corp.*	6,104	23
Martha Stewart Living Omnimedia, Inc., Class A*	7,829	39
McClatchy (The) Co., Class A*	16,288	59
Media General, Inc., Class A*	6,008	59
Mediacom Communications Corp., Class A*	10,982	74
Nexstar Broadcasting Group, Inc., Class A*	2,873	13
Outdoor Channel Holdings, Inc.*	3,953	19
Playboy Enterprises, Inc., Class B*	5,400	23
PRIMEDIA, Inc.	4,160	12
Radio One, Inc., Class D*	8,472	11
Scholastic Corp.	8,414	203
Sinclair Broadcast Group, Inc., Class A*	11,811	69
SuperMedia, Inc.*	3,535	65
Value Line, Inc.	300	6
Westwood One, Inc.*	1,499	15
World Wrestling Entertainment, Inc., Class A	7,007	109

		2,177

Metal Fabrication/Hardware - 0.8%
A.M. Castle & Co.*	4,794	67
Ampco-Pittsburgh Corp.	2,299	48
CIRCOR International, Inc.	4,743	121

NORTHERN FUNDS QUARTERLY REPORT    56    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Metal Fabrication/Hardware - 0.8% continued
Dynamic Materials Corp.	3,738	$60
Furmanite Corp.*	9,902	39
Hawk Corp., Class A*	1,570	40
Haynes International, Inc.	3,334	103
Kaydon Corp.	9,202	302
L.B. Foster Co., Class A*	2,760	72
Ladish Co., Inc.*	4,383	100
Lawson Products, Inc.	1,040	18
Mueller Industries, Inc.	10,468	257
Mueller Water Products, Inc., Class A	43,403	161
North American Galvanizing & Coating, Inc.*	3,822	29
Northwest Pipe Co.*	2,751	52
Olympic Steel, Inc.	2,470	57
Omega Flex, Inc.	662	10
RBC Bearings, Inc.*	6,158	179
RTI International Metals, Inc.*	8,429	203
Sun Hydraulics Corp.	3,549	83
Worthington Industries, Inc.	16,653	214

		2,215

Mining - 1.3%
Allied Nevada Gold Corp.*	17,345	341
AMCOL International Corp.	6,519	153
Brush Engineered Materials, Inc.*	5,625	112
Capital Gold Corp.*	12,961	52
Century Aluminum Co.*	17,509	155
Coeur d’Alene Mines Corp.*	24,611	388
General Moly, Inc.*	17,246	53
Globe Specialty Metals, Inc.*	16,835	174
Golden Star Resources Ltd.*	70,578	309
Hecla Mining Co.*	68,268	356
Horsehead Holding Corp.*	12,008	91
Jaguar Mining, Inc.*	23,058	204
Kaiser Aluminum Corp.	4,106	142
Noranda Aluminium Holding Corp.*	3,059	20
Stillwater Mining Co.*	12,424	144
Thompson Creek Metals Co., Inc.*	38,555	335
United States Lime & Minerals, Inc.*	837	32
Uranium Energy Corp.*	16,454	39
US Energy Corp.*	7,283	35
US Gold Corp.*	24,860	125
USEC, Inc.*	31,118	148

		3,408

Miscellaneous Manufacturing - 2.2%
A.O. Smith Corp.	6,663	321
Actuant Corp., Class A	19,037	359
Acuity Brands, Inc.	12,044	438
American Railcar Industries, Inc.*	2,488	30
Ameron International Corp.	2,585	156
AZZ, Inc.	3,334	123
Barnes Group, Inc.	13,736	225
Blount International, Inc.*	13,252	136
Brink’s (The) Co.	13,249	252
Ceradyne, Inc.*	7,340	157
CLARCOR, Inc.	13,861	492
Colfax Corp.*	6,476	67
Eastman Kodak Co.*	75,230	327
EnPro Industries, Inc.*	5,513	155
ESCO Technologies, Inc.	7,423	191
Federal Signal Corp.	17,686	107
FreightCar America, Inc.	3,307	75
GP Strategies Corp.*	4,413	32
Griffon Corp.*	12,104	134
Hexcel Corp.*	26,774	415
John Bean Technologies Corp.	7,778	119
Koppers Holdings, Inc.	5,714	128
LSB Industries, Inc.*	4,728	63
Lydall, Inc.*	4,749	36
Matthews International Corp., Class A	8,497	249
Metabolix, Inc.*	7,407	106
Movado Group, Inc.*	4,583	49
Myers Industries, Inc.	10,688	87
NL Industries, Inc.	1,800	11
Park-Ohio Holdings Corp.*	2,130	31
PMFG, Inc.*	4,289	65
Polypore International, Inc.*	6,259	142
Raven Industries, Inc.	4,396	148
Smith & Wesson Holding Corp.*	16,687	68
Standex International Corp.	3,558	90
STR Holdings, Inc.*	7,814	147
Sturm Ruger & Co., Inc.	5,357	77
Tredegar Corp.	6,800	111
Trimas Corp.*	4,102	46

		5,965

Office Furnishings - 0.4%
Herman Miller, Inc.	15,779	298
HNI Corp.	12,426	343
Interface, Inc., Class A	13,546	146

EQUITY INDEX FUNDS    57    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Office Furnishings - 0.4% continued
Knoll, Inc.	13,038	$173
Steelcase, Inc., Class A	21,959	170

		1,130

Oil & Gas - 2.5%
Abraxas Petroleum Corp.*	18,732	52
Alon USA Energy, Inc.	2,500	16
American Oil & Gas, Inc.*	13,890	87
Apco Oil and Gas International, Inc.	2,578	61
Approach Resources, Inc.*	3,470	24
Arena Resources, Inc.*	10,753	343
ATP Oil & Gas Corp.*	12,344	131
Berry Petroleum Co., Class A	14,227	366
Bill Barrett Corp.*	12,796	394
BPZ Resources, Inc.*	25,578	106
Brigham Exploration Co.*	32,478	500
Callon Petroleum Co.*	7,944	50
CAMAC Energy, Inc.*	13,065	49
Carrizo Oil & Gas, Inc.*	8,446	131
Cheniere Energy, Inc.*	15,391	43
Clayton Williams Energy, Inc.*	1,662	70
Contango Oil & Gas Co.*	3,346	150
CVR Energy, Inc.*	8,290	62
Delek US Holdings, Inc.	3,900	28
Delta Petroleum Corp.*	48,545	42
Endeavour International Corp.*	38,572	41
Energy Partners Ltd.*	8,133	99
Energy XXI Bermuda Ltd.*	13,993	221
Evolution Petroleum Corp.*	4,295	22
FX Energy, Inc.*	11,619	42
Gastar Exploration Ltd.*	12,349	45
Georesources, Inc.*	3,693	51
GMX Resources, Inc.*	8,597	56
Goodrich Petroleum Corp.*	6,613	79
Gulfport Energy Corp.*	7,140	85
Harvest Natural Resources, Inc.*	8,977	66
Hercules Offshore, Inc.*	31,825	77
Houston American Energy Corp.	4,972	49
Isramco, Inc.*	200	9
Kodiak Oil & Gas Corp.*	32,945	105
Magnum Hunter Resources Corp.*	13,368	58
McMoRan Exploration Co.*	22,727	253
Miller Petroleum, Inc.*	4,910	28
Northern Oil and Gas, Inc.*	11,710	150
Panhandle Oil and Gas, Inc., Class A	2,061	54
Parker Drilling Co.*	33,031	131
Penn Virginia Corp.	12,647	254
Petroleum Development Corp.*	5,237	134
Petroquest Energy, Inc.*	15,867	107
Pioneer Drilling Co.*	15,580	88
RAM Energy Resources, Inc.*	15,775	33
Resolute Energy Corp.*	10,712	131
Rex Energy Corp.*	8,284	84
Rosetta Resources, Inc.*	14,562	289
Seahawk Drilling, Inc.*	3,034	30
Stone Energy Corp.*	11,597	129
Swift Energy Co.*	10,343	278
TransAtlantic Petroleum Ltd.*	41,039	130
Vaalco Energy, Inc.	14,439	81
Vantage Drilling Co.*	34,748	47
Venoco, Inc.*	5,756	95
W&T Offshore, Inc.	9,592	91
Warren Resources, Inc.*	20,024	58
Western Refining, Inc.*	14,656	74

		6,559

Oil & Gas Services - 1.4%
Allis-Chalmers Energy, Inc.*	9,853	20
Basic Energy Services, Inc.*	6,329	49
Boots & Coots, Inc.*	22,021	65
Cal Dive International, Inc.*	26,140	153
CARBO Ceramics, Inc.	5,342	386
Complete Production Services, Inc.*	21,453	307
Dawson Geophysical Co.*	2,128	45
Dril-Quip, Inc.*	9,364	412
Global Geophysical Services, Inc.*	2,140	15
Global Industries Ltd.*	28,421	128
Gulf Island Fabrication, Inc.	4,249	66
Helix Energy Solutions Group, Inc.*	28,905	311
Hornbeck Offshore Services, Inc.*	6,395	93
ION Geophysical Corp.*	34,933	122
Key Energy Services, Inc.*	34,264	315
Lufkin Industries, Inc.	8,288	323
Matrix Service Co.*	7,548	70
Natural Gas Services Group, Inc.*	3,391	51
Newpark Resources, Inc.*	24,552	149
OYO Geospace Corp.*	1,155	56
RPC, Inc.	7,865	107
Superior Well Services, Inc.*	6,298	105
T-3 Energy Services, Inc.*	3,589	100

NORTHERN FUNDS QUARTERLY REPORT    58    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Oil & Gas Services - 1.4% continued
Tesco Corp.*	8,393	$103
Tetra Technologies, Inc.*	21,172	192
Union Drilling, Inc.*	3,300	18
Willbros Group, Inc.*	11,296	84

		3,845

Packaging & Containers - 0.4%
AEP Industries, Inc.*	1,384	33
Graham Packaging Co., Inc.*	4,893	59
Graphic Packaging Holding Co.*	30,743	97
Rock-Tenn Co., Class A	10,721	532
Silgan Holdings, Inc.	14,984	425

		1,146

Pharmaceuticals - 3.1%
Acura Pharmaceuticals, Inc.*	1,968	5
Akorn, Inc.*	16,329	48
Alexza Pharmaceuticals, Inc.*	10,726	29
Alimera Sciences, Inc.*	1,800	13
Alkermes, Inc.*	26,334	328
Allos Therapeutics, Inc.*	22,201	136
Antares Pharma, Inc.*	19,904	35
Anthera Pharmaceuticals, Inc.*	2,463	13
Aoxing Pharmaceutical Co., Inc.*	6,515	21
Ardea Biosciences, Inc.*	3,664	75
Array Biopharma, Inc.*	14,295	44
Auxilium Pharmaceuticals, Inc.*	11,512	270
AVANIR Pharmaceuticals, Inc., Class A*	20,538	53
AVI BioPharma, Inc.*	27,683	44
Biodel, Inc.*	4,619	17
BioScrip, Inc.*	10,680	56
Biospecifics Technologies Corp.*	1,054	21
Cadence Pharmaceuticals, Inc.*	6,844	48
Caraco Pharmaceutical Laboratories Ltd.*	3,400	16
Catalyst Health Solutions, Inc.*	10,712	369
Clarient, Inc.*	15,493	48
Combinatorx, Inc.*	18,034	26
Corcept Therapeutics, Inc.*	7,111	22
Cornerstone Therapeutics, Inc.*	2,321	14
Cumberland Pharmaceuticals, Inc.*	4,296	28
Cypress Bioscience, Inc.*	10,292	24
Cytori Therapeutics, Inc.*	11,743	41
Depomed, Inc.*	13,886	39
Durect Corp.*	24,581	60
Dyax Corp.*	25,104	57
Eurand N.V.*	5,057	49
Furiex Pharmaceuticals, Inc.*	2,420	25
Hi-Tech Pharmacal Co., Inc.*	3,068	70
Idenix Pharmaceuticals, Inc.*	9,006	45
Impax Laboratories, Inc.*	17,652	336
Infinity Pharmaceuticals, Inc.*	5,201	31
Inspire Pharmaceuticals, Inc.*	17,135	85
Ironwood Pharmaceuticals, Inc.*	5,107	61
Isis Pharmaceuticals, Inc.*	26,327	252
Jazz Pharmaceuticals, Inc.*	3,944	31
Keryx Biopharmaceuticals, Inc.*	14,004	51
Lannett Co., Inc.*	3,046	14
MannKind Corp.*	16,186	103
MAP Pharmaceuticals, Inc.*	3,786	50
Medicis Pharmaceutical Corp., Class A	17,001	372
Medivation, Inc.*	9,851	87
Nabi Biopharmaceuticals*	12,347	67
Nature’s Sunshine Products, Inc.*	2,208	18
Nektar Therapeutics*	25,593	310
Neogen Corp.*	6,207	162
Neurocrine Biosciences, Inc.*	13,515	76
NeurogesX, Inc.*	3,260	22
Nutraceutical International Corp.*	2,185	33
Obagi Medical Products, Inc.*	4,888	58
Onyx Pharmaceuticals, Inc.*	17,191	371
Opko Health, Inc.*	25,062	57
Optimer Pharmaceuticals, Inc.*	9,073	84
Orexigen Therapeutics, Inc.*	7,248	30
Osiris Therapeutics, Inc.*	4,908	28
Pain Therapeutics, Inc.*	9,707	54
Par Pharmaceutical Cos., Inc.*	9,762	253
Pharmacyclics, Inc.*	10,499	70
Pharmasset, Inc.*	8,054	220
PharMerica Corp.*	8,639	127
Pozen, Inc.*	7,196	50
Progenics Pharmaceuticals, Inc.*	7,457	41
Questcor Pharmaceuticals, Inc.*	14,862	152
Rigel Pharmaceuticals, Inc.*	14,255	103
Salix Pharmaceuticals Ltd.*	15,932	622
Santarus, Inc.*	14,254	35
Savient Pharmaceuticals, Inc.*	18,553	234
Schiff Nutrition International, Inc.	2,710	19
Sciclone Pharmaceuticals, Inc.*	9,277	25
SIGA Technologies, Inc.*	8,170	63

EQUITY INDEX FUNDS    59    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Pharmaceuticals - 3.1% continued
Somaxon Pharmaceuticals, Inc.*	7,719	$28
Spectrum Pharmaceuticals, Inc.*	12,210	48
Sucampo Pharmaceuticals, Inc., Class A*	2,546	9
Synta Pharmaceuticals Corp.*	5,132	14
Synutra International, Inc.*	4,911	79
Targacept, Inc.*	6,600	128
Theravance, Inc.*	17,267	217
USANA Health Sciences, Inc.*	1,745	64
Vanda Pharmaceuticals, Inc.*	7,218	48
Viropharma, Inc.*	21,650	243
Vivus, Inc.*	22,263	214
XenoPort, Inc.*	8,234	81

		8,219

Pipelines - 0.0%
Crosstex Energy, Inc.*	11,681	75

Real Estate - 0.2%
Avatar Holdings, Inc.*	2,151	41
Consolidated-Tomoka Land Co.	1,575	45
Forestar Group, Inc.*	10,001	180
HFF, Inc., Class A*	5,367	38
Hilltop Holdings, Inc.*	11,283	113
Kennedy-Wilson Holdings, Inc.*	5,734	58
Retail Opportunity Investments Corp.	11,505	111
Terreno Realty Corp.*	2,541	45
Thomas Properties Group, Inc.	9,483	31
United Capital Corp.*	480	12

		674

Real Estate Investment Trusts - 6.8%
Acadia Realty Trust	11,014	185
Agree Realty Corp.	2,418	56
Alexander’s, Inc.	581	176
American Campus Communities, Inc.	14,470	395
American Capital Agency Corp.	9,099	240
Anworth Mortgage Asset Corp.	33,911	241
Apollo Commercial Real Estate Finance, Inc.	2,922	48
Ashford Hospitality Trust, Inc.*	10,972	80
Associated Estates Realty Corp.	8,946	116
BioMed Realty Trust, Inc.	30,958	498
CapLease, Inc.	15,797	73
Capstead Mortgage Corp.	19,342	214
CBL & Associates Properties, Inc.	38,535	479
Cedar Shopping Centers, Inc.	15,974	96
Chatham Lodging Trust*	2,349	42
Chesapeake Lodging Trust*	2,207	35
Cogdell Spencer, Inc.	12,053	81
Colonial Properties Trust	19,587	285
Colony Financial, Inc.	3,898	66
Cousins Properties, Inc.	24,581	166
CreXus Investment Corp.	3,946	49
Cypress Sharpridge Investments, Inc.	4,673	59
DCT Industrial Trust, Inc.	59,797	270
DiamondRock Hospitality Co.*	42,218	347
DuPont Fabros Technology, Inc.	11,281	277
Dynex Capital, Inc.	3,746	35
EastGroup Properties, Inc.	7,489	266
Education Realty Trust, Inc.	15,480	93
Entertainment Properties Trust	12,924	492
Equity Lifestyle Properties, Inc.	7,125	344
Equity One, Inc.	9,881	154
Excel Trust, Inc.*	4,063	49
Extra Space Storage, Inc.	24,307	338
FelCor Lodging Trust, Inc.*	18,014	90
First Industrial Realty Trust, Inc.*	17,915	86
First Potomac Realty Trust	10,733	154
Franklin Street Properties Corp.	18,792	222
Getty Realty Corp.	5,587	125
Gladstone Commercial Corp.	2,265	37
Glimcher Realty Trust	19,726	118
Government Properties Income Trust	5,759	147
Hatteras Financial Corp.	9,975	278
Healthcare Realty Trust, Inc.	17,257	379
Hersha Hospitality Trust	30,295	137
Highwoods Properties, Inc.	19,653	546
Home Properties, Inc.	10,751	485
Inland Real Estate Corp.	21,430	170
Invesco Mortgage Capital, Inc.	7,203	144
Investors Real Estate Trust	20,055	177
iStar Financial, Inc.*	26,026	116
Kilroy Realty Corp.	14,959	445
Kite Realty Group Trust	16,062	67
LaSalle Hotel Properties	19,572	403
Lexington Realty Trust	26,407	159
LTC Properties, Inc.	6,454	157
Medical Properties Trust, Inc.	30,870	291
MFA Financial, Inc.	77,984	577
Mid-America Apartment Communities, Inc.	8,338	429

NORTHERN FUNDS QUARTERLY REPORT    60    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Real Estate Investment Trusts - 6.8% continued
Mission West Properties, Inc.	5,284	$36
Monmouth Real Estate Investment Corp., Class A	7,325	54
MPG Office Trust, Inc.*	12,974	38
National Health Investors, Inc.	6,605	255
National Retail Properties, Inc.	22,912	491
Newcastle Investment Corp.*	16,568	44
NorthStar Realty Finance Corp.	18,533	49
Omega Healthcare Investors, Inc.	25,463	507
One Liberty Properties, Inc.	2,237	33
Parkway Properties, Inc.	5,978	87
Pebblebrook Hotel Trust*	5,108	96
Pennsylvania Real Estate Investment Trust	15,185	186
Pennymac Mortgage Investment Trust*	5,039	80
Post Properties, Inc.	13,607	309
PS Business Parks, Inc.	5,025	280
RAIT Financial Trust*	22,734	43
Ramco-Gershenson Properties Trust	10,543	107
Redwood Trust, Inc.	21,574	316
Resource Capital Corp.	12,131	69
Saul Centers, Inc.	1,767	72
Sovran Self Storage, Inc.	7,641	263
Starwood Property Trust, Inc.	12,865	218
Strategic Hotels & Resorts, Inc.*	38,613	170
Sun Communities, Inc.	5,168	134
Sunstone Hotel Investors, Inc.*	27,645	275
Tanger Factory Outlet Centers, Inc.	11,284	467
Two Harbors Investment Corp.	7,217	60
UMH Properties, Inc.	2,854	29
Universal Health Realty Income Trust	3,053	98
Urstadt Biddle Properties, Inc., Class A	5,788	93
U-Store-It Trust	25,380	189
Walter Investment Management Corp.	7,452	122
Washington Real Estate Investment Trust	16,693	461
Winthrop Realty Trust	5,515	71

		18,086

Retail - 5.9%
99 Cents Only Stores*	13,115	194
AFC Enterprises, Inc.*	7,273	66
America’s Car-Mart, Inc.*	2,749	62
AnnTaylor Stores Corp.*	16,246	264
Asbury Automotive Group, Inc.*	7,504	79
Barnes & Noble, Inc.	10,655	137
Bebe Stores, Inc.	9,275	59
Big 5 Sporting Goods Corp.	5,819	76
Biglari Holdings, Inc.*	405	116
BJ’s Restaurants, Inc.*	6,285	148
Bob Evans Farms, Inc.	8,546	210
Bon-Ton Stores (The), Inc.*	3,191	31
Books-A-Million, Inc.	2,023	12
Borders Group, Inc.*	14,433	19
Brown Shoe Co., Inc.	11,590	176
Buckle (The), Inc.	7,226	234
Buffalo Wild Wings, Inc.*	4,993	183
Build-A-Bear Workshop, Inc.*	4,400	30
Cabela’s, Inc.*	11,171	158
California Pizza Kitchen, Inc.*	5,399	82
Caribou Coffee Co., Inc.*	1,711	16
Carrols Restaurant Group, Inc.*	2,847	13
Casey’s General Stores, Inc.	14,097	492
Cash America International, Inc.	8,187	281
Casual Male Retail Group, Inc.*	11,711	40
Cato (The) Corp., Class A	7,644	168
CEC Entertainment, Inc.*	6,065	214
Charming Shoppes, Inc.*	32,454	122
Cheesecake Factory (The), Inc.*	16,869	376
Children’s Place Retail Stores (The), Inc.*	7,702	339
Christopher & Banks Corp.	10,403	64
Citi Trends, Inc.*	4,102	135
CKE Restaurants, Inc.	15,263	191
Coldwater Creek, Inc.*	15,522	52
Collective Brands, Inc.*	17,794	281
Conn’s, Inc.*	3,104	18
Cracker Barrel Old Country Store, Inc.	6,585	307
Denny’s Corp.*	27,345	71
Destination Maternity Corp.*	1,224	31
Dillard’s, Inc., Class A	12,661	272
DineEquity, Inc.*	4,900	137
Domino’s Pizza, Inc.*	10,413	118
Dress Barn (The), Inc.*	16,458	392
DSW, Inc., Class A*	4,013	90
Einstein Noah Restaurant Group, Inc.*	1,411	15
Express, Inc.*	4,526	74
Ezcorp, Inc., Class A*	12,721	236
Finish Line (The), Inc., Class A	14,071	196
First Cash Financial Services, Inc.*	8,359	182
Fred’s, Inc., Class A	11,014	122
Gaiam, Inc., Class A	4,452	27

EQUITY INDEX FUNDS    61    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Retail - 5.9% continued
Genesco, Inc.*	6,698	$176
Group 1 Automotive, Inc.*	6,694	158
Gymboree Corp.*	8,116	347
Haverty Furniture Cos., Inc.	4,788	59
hhgregg, Inc.*	3,607	84
Hibbett Sports, Inc.*	7,869	189
HOT Topic, Inc.	12,172	62
HSN, Inc.*	10,990	264
Jack in the Box, Inc.*	15,136	294
Jamba, Inc.*	16,455	35
Jo-Ann Stores, Inc.*	7,704	289
JOS. A. Bank Clothier, Inc.*	5,091	275
Kenneth Cole Productions, Inc., Class A*	1,861	21
Kirkland’s, Inc.*	4,578	77
Krispy Kreme Doughnuts, Inc.*	16,232	55
Landry’s Restaurants, Inc.*	2,034	50
Lithia Motors, Inc., Class A	5,520	34
Liz Claiborne, Inc.*	26,404	111
Lumber Liquidators Holdings, Inc.*	6,087	142
MarineMax, Inc.*	6,052	42
McCormick & Schmick’s Seafood Restaurants, Inc.*	4,090	31
Men’s Wearhouse (The), Inc.	14,524	267
New York & Co., Inc.*	7,097	16
Nu Skin Enterprises, Inc., Class A	13,713	342
O’Charleys, Inc.*	5,200	28
OfficeMax, Inc.*	23,330	305
P.F. Chang’s China Bistro, Inc.	6,234	247
Pacific Sunwear of California, Inc.*	18,574	59
Pantry (The), Inc.*	6,149	87
Papa John’s International, Inc.*	5,559	129
PC Connection, Inc.*	2,905	18
Penske Automotive Group, Inc.*	12,135	138
Pep Boys - Manny, Moe & Jack	15,042	133
PetMed Express, Inc.	6,572	117
Pier 1 Imports, Inc.*	28,664	184
Pricesmart, Inc.	4,393	102
Red Robin Gourmet Burgers, Inc.*	4,492	77
Regis Corp.	15,845	247
Retail Ventures, Inc.*	6,926	54
Rite Aid Corp.*	153,642	151
Ruby Tuesday, Inc.*	17,921	152
Rue21, Inc.*	4,093	124
Rush Enterprises, Inc., Class A*	9,132	122
Ruth’s Hospitality Group, Inc.*	8,066	34
Saks, Inc.*	37,257	283
Sally Beauty Holdings, Inc.*	26,034	213
Shoe Carnival, Inc.*	2,550	52
Sonic Automotive, Inc., Class A*	10,911	93
Sonic Corp.*	16,891	131
Sport Supply Group, Inc.	1,502	20
Stage Stores, Inc.	10,386	111
Stein Mart, Inc.*	7,092	44
Steinway Musical Instruments, Inc.*	1,232	22
Susser Holdings Corp.*	2,336	28
Systemax, Inc.	2,869	43
Talbots, Inc.*	19,392	200
Texas Roadhouse, Inc.*	15,874	200
Tuesday Morning Corp.*	8,082	32
Ulta Salon Cosmetics & Fragrance, Inc.*	8,615	204
Vitamin Shoppe, Inc.*	4,398	113
West Marine, Inc.*	4,096	45
Wet Seal (The), Inc., Class A*	28,079	102
Winmark Corp.	685	23
World Fuel Services Corp.	16,472	427
Zumiez, Inc.*	5,816	94

		15,816

Savings & Loans - 1.2%
Abington Bancorp, Inc.	6,246	54
Astoria Financial Corp.	23,771	327
BankFinancial Corp.	6,071	50
Beneficial Mutual Bancorp, Inc.*	9,260	92
Berkshire Hills Bancorp, Inc.	3,772	74
BofI Holding, Inc.*	1,877	27
Brookline Bancorp, Inc.	16,266	144
Clifton Savings Bancorp, Inc.	2,500	22
Danvers Bancorp, Inc.	5,051	73
Dime Community Bancshares	7,378	91
ESB Financial Corp.	2,574	34
ESSA Bancorp, Inc.	3,894	48
First Financial Holdings, Inc.	4,403	50
Flagstar Bancorp, Inc.*	12,797	40
Flushing Financial Corp.	8,376	102
Fox Chase Bancorp, Inc.*	1,905	18
Home Bancorp, Inc.*	1,548	20
Home Federal Bancorp, Inc.	4,604	58
Investors Bancorp, Inc.*	13,286	174
Kearny Financial Corp.	4,839	44
K-Fed Bancorp	961	9

NORTHERN FUNDS QUARTERLY REPORT    62    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Savings & Loans - 1.2% continued
Meridian Interstate Bancorp, Inc.*	2,808	$31
NASB Financial, Inc.	800	12
NewAlliance Bancshares, Inc.	29,713	333
Northfield Bancorp, Inc.	5,252	68
Northwest Bancshares, Inc.	30,313	348
OceanFirst Financial Corp.	3,557	43
Oritani Financial Corp.	15,599	156
Provident Financial Services, Inc.	16,665	195
Provident New York Bancorp	11,384	101
Rockville Financial, Inc.	2,200	26
Roma Financial Corp.	2,224	24
Territorial Bancorp, Inc.	3,433	65
United Financial Bancorp, Inc.	4,554	62
ViewPoint Financial Group	2,953	41
Waterstone Financial, Inc.*	1,700	6
Westfield Financial, Inc.	8,462	71
WSFS Financial Corp.	1,346	48

		3,181

Semiconductors - 3.3%
Actel Corp.*	6,004	77
Advanced Analogic Technologies, Inc.*	11,708	37
Alpha & Omega Semiconductor Ltd.*	1,423	20
Amkor Technology, Inc.*	30,184	166
Anadigics, Inc.*	18,225	79
Applied Micro Circuits Corp.*	18,448	193
ATMI, Inc.*	8,858	130
Axcelis Technologies, Inc.*	28,472	44
AXT, Inc.*	8,431	38
Brooks Automation, Inc.*	18,161	140
Cabot Microelectronics Corp.*	6,567	227
Cavium Networks, Inc.*	12,254	321
Ceva, Inc.*	5,870	74
Cirrus Logic, Inc.*	18,186	288
Cohu, Inc.	6,469	78
Conexant Systems, Inc.*	22,295	50
Diodes, Inc.*	9,357	149
DSP Group, Inc.*	6,258	40
Emulex Corp.*	23,127	212
Entegris, Inc.*	36,590	145
Entropic Communications, Inc.*	14,361	91
Exar Corp.*	10,217	71
Formfactor, Inc.*	13,656	147
FSI International, Inc.*	8,645	36
GSI Technology, Inc.*	5,486	31
GT Solar International, Inc.*	17,316	97
Hittite Microwave Corp.*	7,545	338
Ikanos Communications, Inc.*	8,591	14
Integrated Device Technology, Inc.*	44,992	223
Integrated Silicon Solution, Inc.*	7,077	53
IXYS Corp.*	6,871	61
Kopin Corp.*	18,622	63
Kulicke & Soffa Industries, Inc.*	18,944	133
Lattice Semiconductor Corp.*	32,388	141
LTX-Credence Corp.*	40,529	115
Mattson Technology, Inc.*	13,686	52
MaxLinear, Inc.*	2,098	29
Micrel, Inc.	14,206	145
Microsemi Corp.*	22,523	330
Microtune, Inc.*	15,302	33
Mindspeed Technologies, Inc.*	8,743	65
MIPS Technologies, Inc.*	12,087	62
MKS Instruments, Inc.*	13,745	257
Monolithic Power Systems, Inc.*	8,937	160
MoSys, Inc.*	7,501	33
Nanometrics, Inc.*	4,928	50
Netlogic Microsystems, Inc.*	17,308	471
Omnivision Technologies, Inc.*	14,707	315
Pericom Semiconductor Corp.*	6,932	67
Photronics, Inc.*	14,559	66
PLX Technology, Inc.*	10,058	42
Power Integrations, Inc.	6,714	216
Richardson Electronics Ltd.	3,967	36
Rubicon Technology, Inc.*	3,931	117
Rudolph Technologies, Inc.*	8,421	64
Semtech Corp.*	16,961	278
Sigma Designs, Inc.*	8,356	84
Silicon Image, Inc.*	20,876	73
Standard Microsystems Corp.*	6,028	140
Supertex, Inc.*	2,544	63
Tessera Technologies, Inc.*	13,635	219
TriQuint Semiconductor, Inc.*	43,294	265
Ultra Clean Holdings*	5,912	50
Ultratech, Inc.*	6,562	107
Veeco Instruments, Inc.*	11,274	386
Virage Logic Corp.*	6,334	75
Volterra Semiconductor Corp.*	7,129	164
Zoran Corp.*	14,411	137

		8,773

EQUITY INDEX FUNDS    63    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Software - 4.1%
Accelrys, Inc.*	7,444	$48
ACI Worldwide, Inc.*	9,746	190
Actuate Corp.*	12,333	55
Acxiom Corp.*	18,790	276
Advent Software, Inc.*	4,237	199
American Software, Inc., Class A	6,274	29
ArcSight, Inc.*	6,803	152
Ariba, Inc.*	24,550	391
Aspen Technology, Inc.*	17,235	188
athenahealth, Inc.*	9,309	243
Avid Technology, Inc.*	7,799	99
Blackbaud, Inc.	12,187	265
Blackboard, Inc.*	9,321	348
Bottomline Technologies, Inc.*	7,565	99
Bowne & Co., Inc.	10,524	118
CDC Corp., Class A*	27,291	57
CommVault Systems, Inc.*	12,168	274
Computer Programs & Systems, Inc.	2,703	111
Concur Technologies, Inc.*	11,130	475
Convio, Inc.*	1,830	13
CSG Systems International, Inc.*	9,762	179
Deltek, Inc.*	5,185	43
DemandTec, Inc.*	6,078	41
Digi International, Inc.*	6,723	56
DivX, Inc.*	8,996	69
Double-Take Software, Inc.*	6,083	64
DynaVox, Inc., Class A*	2,668	43
Ebix, Inc.*	7,428	116
Eclipsys Corp.*	15,547	277
Epicor Software Corp.*	13,461	108
EPIQ Systems, Inc.*	8,859	115
Fair Isaac Corp.	12,843	280
FalconStor Software, Inc.*	10,212	27
Global Defense Technology & Systems, Inc.*	1,122	14
Guidance Software, Inc.*	4,087	21
infoGROUP, Inc.*	11,296	90
Innerworkings, Inc.*	6,855	47
Interactive Intelligence, Inc.*	3,512	58
JDA Software Group, Inc.*	11,526	253
Lawson Software, Inc.*	38,740	283
Mantech International Corp., Class A*	6,059	258
MedAssets, Inc.*	11,911	275
Medidata Solutions, Inc.*	5,322	82
MicroStrategy, Inc., Class A*	2,534	190
Monotype Imaging Holdings, Inc.*	6,104	55
NetSuite, Inc.*	4,804	61
Omnicell, Inc.*	8,956	105
OPNET Technologies, Inc.	3,694	54
Parametric Technology Corp.*	32,416	508
PDF Solutions, Inc.*	6,456	31
Pegasystems, Inc.	4,631	149
Phase Forward, Inc.*	11,210	187
Progress Software Corp.*	11,826	355
PROS Holdings, Inc.*	5,161	34
QAD, Inc.*	2,900	12
Quality Systems, Inc.	5,252	305
Quest Software, Inc.*	16,226	293
Renaissance Learning, Inc.	3,724	55
RightNow Technologies, Inc.*	6,011	94
Rosetta Stone, Inc.*	2,955	68
Schawk, Inc.	3,015	45
Seachange International, Inc.*	7,100	58
Smith Micro Software, Inc.*	8,565	81
SolarWinds, Inc.*	9,715	156
SS&C Technologies Holdings, Inc.*	3,428	55
Synchronoss Technologies, Inc.*	5,319	101
SYNNEX Corp.*	6,263	160
Take-Two Interactive Software, Inc.*	19,505	175
Taleo Corp., Class A*	10,996	267
THQ, Inc.*	18,915	82
Trident Microsystems, Inc.*	18,475	26
Tyler Technologies, Inc.*	8,601	133
Ultimate Software Group, Inc.*	6,928	228
Unica Corp.*	4,059	39
VeriFone Systems, Inc.*	23,611	447

		11,038

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*	9,973	162

Telecommunications - 3.6%
Acme Packet, Inc.*	12,092	325
ADC Telecommunications, Inc.*	26,670	198
ADPT Corp.*	22,459	65
ADTRAN, Inc.	17,255	471
Alaska Communications Systems Group, Inc.	12,689	108
Anaren, Inc.*	4,086	61
Anixter International, Inc.*	7,785	332
Applied Signal Technology, Inc.	3,576	70

NORTHERN FUNDS QUARTERLY REPORT    64    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Telecommunications - 3.6% continued
Arris Group, Inc.*	34,859	$355
Aruba Networks, Inc.*	20,270	289
Atlantic Tele-Network, Inc.	2,613	108
Aviat Networks, Inc.*	16,061	58
BigBand Networks, Inc.*	15,133	46
Black Box Corp.	4,796	134
Calix, Inc.*	2,160	22
Cbeyond, Inc.*	7,447	93
Cincinnati Bell, Inc.*	55,375	167
Comtech Telecommunications Corp.*	7,947	238
Consolidated Communications Holdings, Inc.	6,739	115
CPI International, Inc.*	1,900	30
DigitalGlobe, Inc.*	7,487	197
EMS Technologies, Inc.*	4,182	63
Extreme Networks, Inc.*	24,253	65
FiberTower Corp.*	12,739	60
Finisar Corp.*	20,786	310
General Communication, Inc., Class A*	12,970	98
GeoEye, Inc.*	5,884	183
Global Crossing Ltd.*	8,832	93
Globalstar, Inc.*	19,600	30
Globecomm Systems, Inc.*	5,972	49
Harmonic, Inc.*	26,580	145
Hughes Communications, Inc.*	2,477	60
Hypercom Corp.*	12,824	59
ICO Global Communications Holdings Ltd.*	25,312	41
IDT Corp., Class B*	3,753	48
Infinera Corp.*	25,433	164
InterDigital, Inc.*	12,129	299
IPG Photonics Corp.*	7,423	113
Iridium Communications, Inc.*	9,419	95
Ixia*	8,543	73
Knology, Inc.*	8,973	98
KVH Industries, Inc.*	4,114	51
LogMeIn, Inc.*	4,213	110
Loral Space & Communications, Inc.*	3,063	131
Meru Networks, Inc.*	1,535	18
Netgear, Inc.*	9,460	169
Network Equipment Technologies, Inc.*	7,633	27
Neutral Tandem, Inc.*	9,356	105
Novatel Wireless, Inc.*	8,428	48
NTELOS Holdings Corp.	7,951	137
Occam Networks, Inc.*	3,668	20
Oclaro, Inc.*	13,642	151
Oplink Communications, Inc.*	5,766	83
Opnext, Inc.*	8,141	13
PAETEC Holding Corp.*	33,989	116
Plantronics, Inc.	13,230	378
Powerwave Technologies, Inc.*	37,000	57
Preformed Line Products Co.	712	20
Premiere Global Services, Inc.*	16,992	108
RCN Corp.*	10,126	150
RF Micro Devices, Inc.*	73,589	288
SAVVIS, Inc.*	10,083	149
Shenandoah Telecommunications Co.	6,433	114
ShoreTel, Inc.*	12,125	56
Sonus Networks, Inc.*	57,552	156
Sycamore Networks, Inc.	5,322	88
Symmetricom, Inc.*	11,941	61
Syniverse Holdings, Inc.*	19,251	394
Tekelec*	18,413	244
TeleNav, Inc.*	2,380	20
Tessco Technologies, Inc.	1,445	24
USA Mobility, Inc.	6,354	82
UTStarcom, Inc.*	32,843	60
Viasat, Inc.*	9,322	304
Vonage Holdings Corp.*	28,466	65

		9,625

Textiles - 0.1%
Culp, Inc.*	2,436	27
G&K Services, Inc., Class A	5,297	109
Unifirst Corp.	3,952	174

		310

Toys, Games & Hobbies - 0.1%
Jakks Pacific, Inc.*	7,826	113
Leapfrog Enterprises, Inc.*	9,472	38
RC2 Corp.*	6,035	97

		248

Transportation - 2.0%
Air Transport Services Group, Inc.*	15,353	73
American Commercial Lines, Inc.*	2,623	59
Arkansas Best Corp.	7,037	146
Atlas Air Worldwide Holdings, Inc.*	7,077	336
Baltic Trading Ltd.*	4,432	50
Bristow Group, Inc.*	9,986	294
CAI International, Inc.*	2,699	32

EQUITY INDEX FUNDS    65    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Transportation - 2.0% continued
Celadon Group, Inc.*	5,312	$75
DHT Holdings, Inc.	13,500	52
Dynamex, Inc.*	2,582	32
Eagle Bulk Shipping, Inc.*	17,898	76
Echo Global Logistics, Inc.*	3,104	38
Excel Maritime Carriers Ltd.*	10,971	56
Forward Air Corp.	8,191	223
Genco Shipping & Trading Ltd.*	7,192	108
General Maritime Corp.	13,314	80
Genesee & Wyoming, Inc., Class A*	10,761	401
Golar LNG Ltd.	10,361	102
GulfMark Offshore, Inc., Class A*	6,293	165
Heartland Express, Inc.	14,035	204
Horizon Lines, Inc., Class A	8,509	36
HUB Group, Inc., Class A*	10,313	309
International Shipholding Corp.	1,612	36
Knight Transportation, Inc.	16,556	335
Knightsbridge Tankers Ltd.	4,613	81
Marten Transport Ltd.*	4,409	92
Nordic American Tanker Shipping	13,012	366
Old Dominion Freight Line, Inc.*	7,778	273
Overseas Shipholding Group, Inc.	7,033	261
P.A.M. Transportation Services, Inc.*	1,189	18
Pacer International, Inc.*	9,809	69
Patriot Transportation Holding, Inc.*	400	32
PHI, Inc. N.V.*	3,748	53
Quality Distribution, Inc.*	2,757	14
RailAmerica, Inc.*	6,044	60
Roadrunner Transportation Systems, Inc.*	2,854	41
Saia, Inc.*	4,422	66
Scorpio Tankers, Inc.*	3,467	40
Ship Finance International Ltd.	12,458	223
Teekay Tankers Ltd., Class A	7,441	83
Ultrapetrol Bahamas Ltd.*	6,011	26
Universal Truckload Services, Inc.*	1,500	21
USA Truck, Inc.*	2,138	34
Werner Enterprises, Inc.	11,937	261

		5,432

Trucking & Leasing - 0.2%
Aircastle Ltd.	14,721	115
AMERCO*	2,233	123
Greenbrier Cos., Inc.*	5,065	57
TAL International Group, Inc.	4,708	106
Textainer Group Holdings Ltd.	2,586	62

		463

Water - 0.4%
American States Water Co.	5,144	170
Artesian Resources Corp., Class A	1,838	34
California Water Service Group	5,554	198
Connecticut Water Service, Inc.	2,076	44
Consolidated Water Co. Ltd.	4,046	46
Middlesex Water Co.	3,746	59
Pico Holdings, Inc.*	6,256	187
SJW Corp.	3,703	87
Southwest Water Co.	8,187	86
York Water Co.	3,486	50

		961

Total Common Stocks (Cost $272,903)		258,657

OTHER - 0.0%
Escrow DLB Oil & Gas (1) *	800	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 2.7%
Kayne Anderson Energy Development Co.	2,829	43
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	7,239,685	7,240

Total Investment Companies (Cost $7,297)		7,283

RIGHTS - 0.0%
CSF Holdings, Inc. (4) *	4,212	—

Total Rights (Cost $ — )		—

NORTHERN FUNDS QUARTERLY REPORT    66    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Krispy Kreme Doughnuts, Inc.,
Exp. 3/2/12, Strike $12.21*	429	$—
Lantronix, Inc., Exp. 2/9/11*	141	—

Total Warrants (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.3%
U.S. Treasury Bill, 0.20%, 11/18/10 (5)	$820	$819

Total Short-Term Investments (Cost $819)		819

Total Investments - 99.8% (Cost $281,019)		266,759

Other Assets less Liabilities - 0.2%		632

NET ASSETS - 100.0%		$267,391

(1)	Security listed as escrow is considered to be worthless.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $5,649,000 with net purchases of approximately $1,591,000 during the period ended June 30, 2010.
(4)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2010, the Small Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
Russell 2000 Mini	137	$8,327	Long	9/10	$(211)

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$281,019

Gross tax appreciation of investments	$32,862
Gross tax depreciation of investments	(47,122)

Net tax depreciation of investments	$(14,260)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$258,657	(1)	$—	$—	$258,657
Investment Companies	7,283		—	—	7,283
Short-Term Investments	—		819	—	819

Total Investments	$265,940		$819	$—	$266,759

Other Financial Instruments*	$(211)		$—	$—	$(211)

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

EQUITY INDEX FUNDS    67    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5%
Advertising - 0.2%
Interpublic Group of (The) Cos., Inc.*	68,796	$491
Omnicom Group, Inc.	45,378	1,556

		2,047

Aerospace/Defense - 2.2%
Boeing (The) Co.	109,800	6,890
General Dynamics Corp.	56,169	3,289
Goodrich Corp.	18,139	1,202
L-3 Communications Holdings, Inc.	17,217	1,220
Lockheed Martin Corp.	45,354	3,379
Northrop Grumman Corp.	43,020	2,342
Raytheon Co.	55,144	2,668
Rockwell Collins, Inc.	23,457	1,246
United Technologies Corp.	134,952	8,760

		30,996

Agriculture - 1.7%
Altria Group, Inc.	302,135	6,055
Archer-Daniels-Midland Co.	94,567	2,442
Lorillard, Inc.	22,104	1,591
Philip Morris International, Inc. ADR	268,501	12,308
Reynolds American, Inc.	24,318	1,267

		23,663

Airlines - 0.1%
Southwest Airlines Co.	106,822	1,187

Apparel - 0.5%
Coach, Inc.	43,888	1,604
NIKE, Inc., Class B	56,806	3,837
Polo Ralph Lauren Corp.	8,120	592
VF Corp.	12,399	883

		6,916

Auto Manufacturers - 0.5%
Ford Motor Co.*	493,779	4,977
PACCAR, Inc.	53,027	2,114

		7,091

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber (The) Co.*	32,881	327
Johnson Controls, Inc.	98,881	2,657

		2,984

Banks - 8.8%
Bank of America Corp.	1,453,927	20,893
Bank of New York Mellon (The) Corp.	176,105	4,348
BB&T Corp.	100,858	2,654
Capital One Financial Corp.	66,612	2,684
Citigroup, Inc.*	3,278,617	12,328
Comerica, Inc.	24,362	897
Fifth Third Bancorp	113,274	1,392
First Horizon National Corp.*	30,498	349
First Horizon National Corp. - Fractional Shares*	70,940	—
Goldman Sachs Group (The), Inc.	74,742	9,811
Huntington Bancshares, Inc.	106,860	592
JPMorgan Chase & Co.	576,247	21,096
KeyCorp	129,225	994
M&T Bank Corp.	11,648	990
Marshall & Ilsley Corp.	78,931	567
Morgan Stanley	202,370	4,697
Northern Trust Corp. (1) (2)	34,394	1,606
PNC Financial Services Group, Inc.	76,317	4,312
Regions Financial Corp.	171,825	1,131
State Street Corp.	73,401	2,482
SunTrust Banks, Inc.	71,704	1,671
U.S. Bancorp	277,946	6,212
Wells Fargo & Co.	755,046	19,329
Zions Bancorporation	25,408	548

		121,583

Beverages - 2.6%
Brown-Forman Corp., Class B	16,169	925
Coca-Cola (The) Co.	333,793	16,730
Coca-Cola Enterprises, Inc.	46,714	1,208
Constellation Brands, Inc., Class A*	28,591	446
Dr Pepper Snapple Group, Inc.	36,291	1,357
Molson Coors Brewing Co., Class B	21,853	926
PepsiCo, Inc.	233,218	14,215

		35,807

Biotechnology - 1.5%
Amgen, Inc.*	138,727	7,297
Biogen Idec, Inc.*	37,763	1,792
Celgene Corp.*	67,347	3,423
Genzyme Corp.*	38,968	1,978
Gilead Sciences, Inc.*	130,233	4,464
Life Technologies Corp.*	25,980	1,227
Millipore Corp.*	7,788	831

		21,012

Building Materials - 0.0%
Masco Corp.	50,051	539

NORTHERN FUNDS QUARTERLY REPORT    68     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Chemicals - 1.8%
Air Products & Chemicals, Inc.	30,140	$1,953
Airgas, Inc.	11,663	725
CF Industries Holdings, Inc.	9,865	626
Dow Chemical (The) Co.	168,027	3,986
E.I. du Pont de Nemours & Co.	132,069	4,568
Eastman Chemical Co.	10,290	549
Ecolab, Inc.	34,437	1,547
FMC Corp.	10,194	585
International Flavors & Fragrances, Inc.	11,281	479
Monsanto Co.	79,589	3,679
PPG Industries, Inc.	23,863	1,442
Praxair, Inc.	44,715	3,398
Sherwin-Williams (The) Co.	13,185	912
Sigma-Aldrich Corp.	18,127	903

		25,352

Coal - 0.2%
Consol Energy, Inc.	33,663	1,137
Massey Energy Co.	14,270	390
Peabody Energy Corp.	38,365	1,501

		3,028

Commercial Services - 1.4%
Apollo Group, Inc., Class A*	18,811	799
Automatic Data Processing, Inc.	73,626	2,964
DeVry, Inc.	8,642	454
Equifax, Inc.	19,195	539
H&R Block, Inc.	48,709	764
Iron Mountain, Inc.	25,817	580
Mastercard, Inc., Class A	14,016	2,797
Monster Worldwide, Inc.*	16,848	196
Moody’s Corp.	27,471	547
Paychex, Inc.	47,767	1,240
Quanta Services, Inc.*	32,041	662
R.R. Donnelley & Sons Co.	31,445	515
Robert Half International, Inc.	21,461	505
SAIC, Inc.*	40,354	676
Total System Services, Inc.	28,024	381
Visa, Inc., Class A	65,564	4,639
Washington Post (The) Co., Class B	851	349
Western Union (The) Co.	95,184	1,419

		20,026

Computers - 6.3%
Apple, Inc.*	131,792	33,150
Cognizant Technology Solutions Corp., Class A*	44,088	2,207
Computer Sciences Corp.	22,185	1,004
Dell, Inc.*	251,016	3,027
EMC Corp.*	299,031	5,472
Hewlett-Packard Co.	338,176	14,636
International Business Machines Corp.	185,609	22,919
Lexmark International, Inc., Class A*	10,186	336
NetApp, Inc.*	50,973	1,902
SanDisk Corp.*	33,564	1,412
Teradata Corp.*	23,903	729
Western Digital Corp.*	33,305	1,005

		87,799

Cosmetics/Personal Care - 2.4%
Avon Products, Inc.	61,499	1,630
Colgate-Palmolive Co.	71,218	5,609
Estee Lauder (The) Cos., Inc., Class A	16,534	921
Procter & Gamble (The) Co.	417,248	25,027

		33,187

Distribution/Wholesale - 0.2%
Fastenal Co.	18,564	932
Genuine Parts Co.	23,458	925
W.W. Grainger, Inc.	9,296	925

		2,782

Diversified Financial Services - 1.7%
American Express Co.	174,057	6,910
Ameriprise Financial, Inc.	37,306	1,348
Charles Schwab (The) Corp.	140,362	1,990
CME Group, Inc.	9,541	2,686
Discover Financial Services	80,244	1,122
E*TRADE Financial Corp.*	29,441	348
Federated Investors, Inc., Class B	12,391	257
Franklin Resources, Inc.	21,443	1,848
IntercontinentalExchange, Inc.*	10,967	1,239
Invesco Ltd.	69,813	1,175
Janus Capital Group, Inc.	25,817	229
Legg Mason, Inc.	22,293	625
NASDAQ OMX Group (The), Inc.*	20,697	368
NYSE Euronext	38,443	1,062
SLM Corp.*	71,959	748
T.Rowe Price Group, Inc.	36,984	1,642

		23,597

EQUITY INDEX FUNDS    69    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Electric - 3.2%
AES (The) Corp.*	97,197	$898
Allegheny Energy, Inc.	24,132	499
Ameren Corp.	36,322	863
American Electric Power Co., Inc.	70,715	2,284
CMS Energy Corp.	32,851	481
Consolidated Edison, Inc.	39,996	1,724
Constellation Energy Group, Inc.	27,994	903
Dominion Resources, Inc.	86,067	3,334
DTE Energy Co.	24,096	1,099
Duke Energy Corp.	190,540	3,049
Edison International	46,999	1,491
Entergy Corp.	27,535	1,972
Exelon Corp.	96,199	3,653
FirstEnergy Corp.	43,624	1,537
Integrys Energy Group, Inc.	10,892	477
NextEra Energy, Inc.	60,648	2,957
Northeast Utilities	24,810	632
NRG Energy, Inc.*	35,461	752
Pepco Holdings, Inc.	31,528	494
PG&E Corp.	54,024	2,220
Pinnacle West Capital Corp.	17,167	624
PPL Corp.	67,887	1,694
Progress Energy, Inc.	40,504	1,589
Public Service Enterprise Group, Inc.	74,870	2,346
SCANA Corp.	17,252	617
Southern Co.	119,026	3,961
TECO Energy, Inc.	30,366	458
Wisconsin Energy Corp.	17,361	881
Xcel Energy, Inc.	66,003	1,360

		44,849

Electrical Components & Equipment - 0.4%
Emerson Electric Co.	109,847	4,799
Molex, Inc.	18,856	344

		5,143

Electronics - 0.5%
Agilent Technologies, Inc.*	50,193	1,427
Amphenol Corp., Class A	25,991	1,021
FLIR Systems, Inc.*	20,920	608
Jabil Circuit, Inc.	25,071	333
PerkinElmer, Inc.	16,968	351
Thermo Fisher Scientific, Inc.*	59,890	2,938
Waters Corp.*	13,101	848

		7,526

Energy - Alternate Sources - 0.1%
First Solar, Inc.*	6,647	757

Engineering & Construction - 0.1%
Fluor Corp.	26,553	1,129
Jacobs Engineering Group, Inc.*	17,603	641

		1,770

Entertainment - 0.1%
International Game Technology	41,234	647

Environmental Control - 0.3%
Republic Services, Inc.	47,084	1,400
Stericycle, Inc.*	11,949	784
Waste Management, Inc.	70,251	2,198

		4,382

Food - 2.1%
Campbell Soup Co.	26,513	950
ConAgra Foods, Inc.	64,077	1,494
Dean Foods Co.*	26,031	262
General Mills, Inc.	95,781	3,402
H.J. Heinz Co.	46,841	2,024
Hershey (The) Co.	23,364	1,120
Hormel Foods Corp.	9,282	376
J.M. Smucker (The) Co.	17,411	1,049
Kellogg Co.	36,747	1,848
Kraft Foods, Inc., Class A	252,729	7,076
Kroger (The) Co.	91,849	1,809
McCormick & Co., Inc.	19,739	749
Safeway, Inc.	55,197	1,085
Sara Lee Corp.	94,076	1,327
SUPERVALU, Inc.	28,903	313
Sysco Corp.	87,319	2,495
Tyson Foods, Inc., Class A	43,487	713
Whole Foods Market, Inc.*	26,343	949

		29,041

Forest Products & Paper - 0.3%
International Paper Co.	62,750	1,420
MeadWestvaco Corp.	24,128	536
Plum Creek Timber Co., Inc.	22,778	786
Weyerhaeuser Co.	30,480	1,073

		3,815

Gas - 0.2%
CenterPoint Energy, Inc.	62,461	822
Nicor, Inc.	6,753	274
NiSource, Inc.	37,447	543

NORTHERN FUNDS QUARTERLY REPORT    70    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Gas - 0.2% continued
Sempra Energy	35,018	$1,638

		3,277

Hand/Machine Tools - 0.1%
Snap-On, Inc.	8,573	351
Stanley Black & Decker, Inc.	23,651	1,195

		1,546

Healthcare - Products - 3.5%
Baxter International, Inc.	85,518	3,475
Becton, Dickinson and Co.	33,848	2,289
Boston Scientific Corp.*	214,637	1,245
C.R. Bard, Inc.	14,178	1,099
CareFusion Corp.*	25,103	570
DENTSPLY International, Inc.	20,591	616
Hospira, Inc.*	24,083	1,384
Intuitive Surgical, Inc.*	5,802	1,831
Johnson & Johnson	399,159	23,574
Medtronic, Inc.	159,137	5,772
Patterson Cos., Inc.	13,336	380
St. Jude Medical, Inc.*	48,615	1,755
Stryker Corp.	40,573	2,031
Varian Medical Systems, Inc.*	18,374	961
Zimmer Holdings, Inc.*	29,248	1,581

		48,563

Healthcare - Services - 1.1%
Aetna, Inc.	62,257	1,642
CIGNA Corp.	38,981	1,211
Coventry Health Care, Inc.*	21,146	374
DaVita, Inc.*	15,142	945
Humana, Inc.*	25,672	1,172
Laboratory Corp. of America Holdings*	14,662	1,105
Quest Diagnostics, Inc.	21,009	1,046
Tenet Healthcare Corp.*	73,033	317
UnitedHealth Group, Inc.	164,778	4,680
WellPoint, Inc.*	62,583	3,062

		15,554

Holding Companies - Diversified - 0.0%
Leucadia National Corp.*	26,854	524

Home Builders - 0.1%
D.R. Horton, Inc.	44,371	436
Lennar Corp., Class A	21,871	304
Pulte Group, Inc.*	41,758	346

		1,086

Home Furnishings - 0.1%
Harman International Industries, Inc.*	8,961	268
Whirlpool Corp.	11,166	980

		1,248

Household Products/Wares - 0.5%
Avery Dennison Corp.	15,998	514
Clorox Co.	21,045	1,308
Fortune Brands, Inc.	22,059	864
Kimberly-Clark Corp.	60,334	3,658

		6,344

Housewares - 0.0%
Newell Rubbermaid, Inc.	39,438	577

Insurance - 3.9%
Aflac, Inc.	68,411	2,919
Allstate (The) Corp.	76,680	2,203
American International Group, Inc.*	19,069	657
AON Corp.	39,570	1,469
Assurant, Inc.	16,718	580
Berkshire Hathaway, Inc., Class B*	239,766	19,107
Chubb Corp.	46,794	2,340
Cincinnati Financial Corp.	24,861	643
Genworth Financial, Inc., Class A*	70,830	926
Hartford Financial Services Group, Inc.	66,103	1,463
Lincoln National Corp.	44,209	1,074
Loews Corp.	52,628	1,753
Marsh & McLennan Cos., Inc.	76,832	1,733
MetLife, Inc.	119,216	4,502
Principal Financial Group, Inc.	46,549	1,091
Progressive (The) Corp.	98,370	1,841
Prudential Financial, Inc.	67,428	3,618
Torchmark Corp.	11,165	553
Travelers (The) Cos., Inc.	71,056	3,499
Unum Group	48,327	1,049
XL Capital Ltd., Class A	47,729	764

		53,784

Internet - 2.3%
Akamai Technologies, Inc.*	24,111	978
Amazon.com, Inc.*	49,728	5,433
eBay, Inc.*	165,436	3,244
Expedia, Inc.	29,035	545
Google, Inc., Class A*	35,070	15,605
McAfee, Inc.*	21,624	664
priceline.com, Inc.*	6,914	1,221
Symantec Corp.*	115,763	1,607

EQUITY INDEX FUNDS    71    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Internet - 2.3% continued
VeriSign, Inc.*	25,452	$676
Yahoo!, Inc.*	172,527	2,386

		32,359

Iron/Steel - 0.3%
AK Steel Holding Corp.	13,534	161
Allegheny Technologies, Inc.	13,478	596
Cliffs Natural Resources, Inc.	19,487	919
Nucor Corp.	46,992	1,799
United States Steel Corp.	20,422	787

		4,262

Leisure Time - 0.2%
Carnival Corp.	62,167	1,880
Harley-Davidson, Inc.	32,217	716

		2,596

Lodging - 0.3%
Marriott International, Inc., Class A	38,266	1,145
Marriott International, Inc., Class A - Fractional Shares*	79,497	—
Starwood Hotels & Resorts Worldwide, Inc.	27,993	1,160
Wyndham Worldwide Corp.	25,465	513
Wynn Resorts Ltd.	9,241	705

		3,523

Machinery - Construction & Mining - 0.4%
Caterpillar, Inc.	91,208	5,479

Machinery - Diversified - 0.6%
Cummins, Inc.	29,299	1,908
Deere & Co.	61,535	3,426
Flowserve Corp.	8,313	705
Rockwell Automation, Inc.	19,838	974
Roper Industries, Inc.	12,767	715

		7,728

Media - 2.9%
CBS Corp., Class B N.V.	97,325	1,258
Comcast Corp., Class A	409,500	7,113
DIRECTV, Class A*	132,176	4,483
Discovery Communications, Inc., Class A*	42,263	1,509
Gannett Co., Inc.	36,889	497
McGraw-Hill (The) Cos., Inc.	46,255	1,302
Meredith Corp.	4,118	128
New York Times (The) Co., Class A*	14,403	125
News Corp., Class A	327,472	3,917
Scripps Networks Interactive, Inc., Class A	12,851	518
Time Warner Cable, Inc.	50,498	2,630
Time Warner, Inc.	165,632	4,788
Viacom, Inc., Class B	89,370	2,804
Walt Disney (The) Co.	283,583	8,933

		40,005

Metal Fabrication/Hardware - 0.2%
Precision Castparts Corp.	20,242	2,083

Mining - 0.8%
Alcoa, Inc.	145,027	1,459
Freeport-McMoRan Copper & Gold, Inc.	68,653	4,059
Newmont Mining Corp.	71,260	4,400
Titanium Metals Corp.*	13,822	243
Vulcan Materials Co.	17,671	775

		10,936

Miscellaneous Manufacturing - 3.4%
3M Co.	103,401	8,168
Danaher Corp.	75,122	2,789
Dover Corp.	27,972	1,169
Eastman Kodak Co.*	32,823	142
Eaton Corp.	24,522	1,605
General Electric Co.	1,547,744	22,318
Honeywell International, Inc.	111,182	4,339
Illinois Tool Works, Inc.	56,374	2,327
ITT Corp.	26,547	1,193
Leggett & Platt, Inc.	21,764	437
Pall Corp.	16,620	571
Parker Hannifin Corp.	23,188	1,286
Textron, Inc.	42,071	714

		47,058

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.	29,238	642
Xerox Corp.	202,131	1,625

		2,267

Oil & Gas - 8.5%
Anadarko Petroleum Corp.	71,932	2,596
Apache Corp.	49,013	4,126
Cabot Oil & Gas Corp.	15,910	498
Chesapeake Energy Corp.	95,847	2,008
Chevron Corp.	290,712	19,728
ConocoPhillips	215,675	10,587
Denbury Resources, Inc.*	55,383	811

NORTHERN FUNDS QUARTERLY REPORT    72    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Oil & Gas - 8.5% continued
Devon Energy Corp.	64,904	$3,954
Diamond Offshore Drilling, Inc.	9,687	602
EOG Resources, Inc.	36,670	3,607
EQT Corp.	20,558	743
Exxon Mobil Corp.	740,613	42,267
Helmerich & Payne, Inc.	14,780	540
Hess Corp.	41,691	2,099
Marathon Oil Corp.	103,382	3,214
Murphy Oil Corp.	28,204	1,398
Nabors Industries Ltd.*	43,823	772
Noble Energy, Inc.	25,245	1,523
Occidental Petroleum Corp.	117,422	9,059
Pioneer Natural Resources Co.	16,233	965
Questar Corp.	17,291	787
Range Resources Corp.	23,890	959
Rowan Cos., Inc.*	17,904	393
Southwestern Energy Co.*	49,626	1,918
Sunoco, Inc.	18,875	656
Tesoro Corp.	20,289	237
Valero Energy Corp.	81,109	1,458

		117,505

Oil & Gas Services - 1.5%
Baker Hughes, Inc.	61,728	2,566
Cameron International Corp.*	35,583	1,157
FMC Technologies, Inc.*	16,807	885
Halliburton Co.	131,831	3,236
National Oilwell Varco, Inc.	60,061	1,986
Schlumberger Ltd.	172,728	9,559
Smith International, Inc.	36,326	1,368

		20,757

Packaging & Containers - 0.2%
Ball Corp.	13,057	690
Bemis Co., Inc.	15,497	419
Owens-Illinois, Inc.*	23,040	609
Pactiv Corp.*	18,029	502
Sealed Air Corp.	22,915	452

		2,672

Pharmaceuticals - 5.4%
Abbott Laboratories	222,860	10,425
Allergan, Inc.	45,246	2,636
AmerisourceBergen Corp.	40,068	1,272
Bristol-Myers Squibb Co.	249,418	6,220
Cardinal Health, Inc.	52,178	1,754
Cephalon, Inc.*	11,335	643
Eli Lilly & Co.	147,251	4,933
Express Scripts, Inc.*	78,765	3,704
Forest Laboratories, Inc.*	43,375	1,190
King Pharmaceuticals, Inc.*	31,394	238
McKesson Corp.	39,815	2,674
Mead Johnson Nutrition Co.	29,898	1,499
Medco Health Solutions, Inc.*	66,322	3,653
Merck & Co., Inc.	451,623	15,793
Mylan, Inc.*	45,192	770
Pfizer, Inc.	1,169,259	16,674
Watson Pharmaceuticals, Inc.*	15,084	612

		74,690

Pipelines - 0.4%
El Paso Corp.	101,940	1,133
Oneok, Inc.	14,775	639
Spectra Energy Corp.	92,098	1,848
Williams (The) Cos., Inc.	85,511	1,563

		5,183

Real Estate - 0.0%
CB Richard Ellis Group, Inc., Class A*	41,900	570

Real Estate Investment Trusts - 1.3%
Apartment Investment & Management Co., Class A	16,697	323
AvalonBay Communities, Inc.	12,307	1,149
Boston Properties, Inc.	20,272	1,446
Equity Residential	41,221	1,717
HCP, Inc.	43,466	1,402
Health Care REIT, Inc.	17,261	727
Host Hotels & Resorts, Inc.	94,614	1,275
Kimco Realty Corp.	61,878	832
ProLogis	69,533	704
Public Storage	19,419	1,707
Simon Property Group, Inc.	42,364	3,421
Ventas, Inc.	22,802	1,071
Vornado Realty Trust	22,657	1,653

		17,427

Retail - 6.0%
Abercrombie & Fitch Co., Class A	11,961	367
AutoNation, Inc.*	13,463	263
AutoZone, Inc.*	4,221	816
Bed Bath & Beyond, Inc.*	38,008	1,409
Best Buy Co., Inc.	50,792	1,720

EQUITY INDEX FUNDS    73    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Retail - 6.0% continued
Big Lots, Inc.*	10,645	$342
CarMax, Inc.*	32,325	643
Costco Wholesale Corp.	64,591	3,542
CVS Caremark Corp.	198,114	5,809
Darden Restaurants, Inc.	19,593	761
Family Dollar Stores, Inc.	18,705	705
GameStop Corp., Class A*	21,548	405
Gap (The), Inc.	63,894	1,243
Home Depot (The), Inc.	243,845	6,845
J.C. Penney Co., Inc.	34,723	746
Kohl’s Corp.*	43,852	2,083
Limited Brands, Inc.	40,344	890
Lowe’s Cos., Inc.	208,526	4,258
Macy’s, Inc.	61,536	1,101
McDonald’s Corp.	155,471	10,241
Nordstrom, Inc.	24,356	784
Office Depot, Inc.*	35,116	142
O’Reilly Automotive, Inc.*	20,405	970
RadioShack Corp.	16,787	328
Ross Stores, Inc.	18,453	983
Sears Holdings Corp.*	6,931	448
Staples, Inc.	106,699	2,033
Starbucks Corp.	108,203	2,629
Target Corp.	107,173	5,270
Tiffany & Co.	19,056	722
TJX Cos., Inc.	58,375	2,449
Urban Outfitters, Inc.*	18,365	632
Walgreen Co.	142,485	3,804
Wal-Mart Stores, Inc.	300,904	14,464
Yum! Brands, Inc.	68,992	2,693

		82,540

Savings & Loans - 0.1%
Hudson City Bancorp, Inc.	69,761	854
People’s United Financial, Inc.	54,973	742

		1,596

Semiconductors - 2.5%
Advanced Micro Devices, Inc.*	86,821	636
Altera Corp.	43,498	1,079
Analog Devices, Inc.	42,562	1,186
Applied Materials, Inc.	197,127	2,369
Broadcom Corp., Class A	62,956	2,076
Intel Corp.	805,052	15,658
KLA-Tencor Corp.	26,228	731
Linear Technology Corp.	34,398	957
LSI Corp.*	103,587	476
MEMC Electronic Materials, Inc.*	29,681	293
Microchip Technology, Inc.	25,809	716
Micron Technology, Inc.*	123,858	1,052
National Semiconductor Corp.	37,650	507
Novellus Systems, Inc.*	12,806	325
NVIDIA Corp.*	79,774	814
QLogic Corp.*	16,146	268
Teradyne, Inc.*	22,034	215
Texas Instruments, Inc.	177,559	4,134
Xilinx, Inc.	38,336	968

		34,460

Software - 3.8%
Adobe Systems, Inc.*	77,290	2,043
Autodesk, Inc.*	32,218	785
BMC Software, Inc.*	25,358	878
CA, Inc.	54,336	1,000
Cerner Corp.*	9,672	734
Citrix Systems, Inc.*	26,876	1,135
Compuware Corp.*	34,566	276
Dun & Bradstreet Corp.	7,095	476
Electronic Arts, Inc.*	48,713	701
Fidelity National Information Services, Inc.	48,350	1,297
Fiserv, Inc.*	22,963	1,048
Intuit, Inc.*	46,347	1,611
Microsoft Corp.	1,104,947	25,425
Novell, Inc.*	52,063	296
Oracle Corp.	567,519	12,179
Red Hat, Inc.*	26,373	763
Salesforce.com, Inc.*	16,523	1,418

		52,065

Telecommunications - 5.4%
American Tower Corp., Class A*	59,318	2,640
AT&T, Inc.	855,579	20,696
CenturyLink, Inc.	42,373	1,411
Cisco Systems, Inc.*	827,758	17,640
Corning, Inc.	226,945	3,665
Frontier Communications Corp.	44,265	315
Harris Corp.	17,859	744
JDS Uniphase Corp.*	36,535	359
Juniper Networks, Inc.*	74,934	1,710
MetroPCS Communications, Inc.*	42,880	351

NORTHERN FUNDS QUARTERLY REPORT    74    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Telecommunications - 5.4% continued
Motorola, Inc.*	340,813	$2,222
QUALCOMM, Inc.	236,351	7,762
Qwest Communications International, Inc.	218,689	1,148
Sprint Nextel Corp.*	427,722	1,814
Tellabs, Inc.	60,423	386
Verizon Communications, Inc.	408,946	11,459
Windstream Corp.	73,023	771

		75,093

Textiles - 0.0%
Cintas Corp.	20,767	498

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	19,873	817
Mattel, Inc.	54,145	1,145

		1,962

Transportation - 1.8%
C.H. Robinson Worldwide, Inc.	24,661	1,373
CSX Corp.	56,283	2,793
Expeditors International of
Washington, Inc.	29,510	1,018
FedEx Corp.	45,684	3,203
Norfolk Southern Corp.	54,345	2,883
Ryder System, Inc.	8,218	331
Union Pacific Corp.	73,115	5,082
United Parcel Service, Inc., Class B	143,530	8,165

		24,848

Total Common Stocks (Cost $1,438,174)		1,350,191

INVESTMENT COMPANIES - 1.9%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	26,154,947	26,155

Total Investment Companies (Cost $26,155)		26,155

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.4%
U.S. Treasury Bill, 0.20%, 11/18/10 (5)	$5,735	$5,731

Total Short-Term Investments (Cost $5,730)		5,731

Total Investments - 99.8% (Cost $1,470,059)		1,382,077

Other Assets less Liabilities - 0.2%		3,292

NET ASSETS - 100.0%		$1,385,369

(1)	At March 31, 2010, the value of the Fund’s investment in Northern Trust Corp. was approximately $1,901,000. The net change in unrealized depreciation during the three months ended June 30, 2010, was approximately $295,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $34,208,000 with net sales of approximately $8,053,000 during the period ended June 30, 2010.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2010, the Stock Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
S&P 500 E-mini	682	$35,007	Long	9/10	$(816)

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,470,059

Gross tax appreciation of investments	$94,421
Gross tax depreciation of investments	(182,360)

Net tax depreciation of investments	$(87,939)

EQUITY INDEX FUNDS    75    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Stock Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$1,350,191	(1)	$—	$—	$1,350,191
Investment Companies	26,155		—	—	26,155
Short-Term Investments	$—		5,731	—	5,731

Total Investments	$1,376,346		$5,731	$—	$1,382,077

Other Financial Instruments *	$(816)		$—	$—	$(816)

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    76    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0%
California - 98.8%
ABAG Financing Authority California Revenue Corp. California Insured Senior Living Revenue VRDB, Elder Care Alliance, Series A, (Banco Santander Central Hispano LOC), 0.36%, 7/9/10	$27,740	$27,740
ABAG Financing Authority For Nonprofit Corp. California COPS VRDB, Episcopal Homes Foundation, (Wells Fargo Bank, N.A. LOC), 0.20%, 7/9/10	18,800	18,800
ABAG Financing Authority For Nonprofit Corp. California Multifamily Revenue Refunding VRDB, Housing Amber Court Apartments, Series A, (FNMA Gtd.), 0.25%, 7/9/10	6,600	6,600
ABAG Financing Authority For Nonprofit Corp. California Revenue VRDB, On Lok Senior Health Services, (Wells Fargo Bank, N.A. LOC), 0.25%, 7/9/10	4,500	4,500
ABAG Financing Authority For Nonprofit Corp. California Revenue VRDB, Oshman Family Jewish Community, (Bank of America, N.A. LOC), 0.17%, 7/1/10	15,050	15,050
ABAG Financing Authority For Nonprofit Corp. California Revenue VRDB, Sharp Healthcare, Series D, (Citibank N.A. LOC), 0.20%, 7/9/10	4,700	4,700
Affordable Housing Agency California Multifamily Revenue VRDB, Housing Westridge Hilltop, Series A, (FNMA Insured), 0.25%, 7/9/10	4,720	4,720
Alameda-Contra Costa California Schools Financing Authority COPS VRDB, Series K, (KBC Bank N.V. LOC), 0.33%, 7/9/10	3,100	3,100
Alameda-Contra Costa California Schools Financing Authority COPS VRDB, Capital Improvements Financing Projects, Series J, (KBC Bank N.V. LOC), 0.29%, 7/9/10	3,955	3,955
Anaheim California Housing Authority Multifamily Housing Revenue Refunding VRDB, Heritage Village Apartments, Series A, (FNMA LOC), 0.27%, 7/9/10	4,985	4,985
California Educational Facilities Authority Revenue Municipal Securities Trust Receipts Societe Generale, Series 45-A, (United States Treasuries Escrowed), 0.29%, 7/9/10 (1)	5,000	5,000
California Health Facilities Financing Authority Revenue VRDB, Adventist Health Systems West, Series B, (U.S. Bank N.A. LOC), 0.10%, 7/1/10	2,400	2,400
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H, (Citibank N.A. LOC), 0.20%, 7/9/10	6,400	6,400
California Health Facilities Financing Authority Revenue VRDB, Kaiser Permanente, Series C, 0.21%, 7/9/10	1,000	1,000
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Amern National Red Cross, (U.S. Bank N.A. LOC), 0.17%, 7/9/10	5,000	5,000
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas & Electric, Series C, (Wells Fargo Bank, N.A. LOC), 0.13%, 7/1/10	19,300	19,300
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas Electric, Series B, (Wells Fargo Bank, N.A. LOC), 0.12%, 7/1/10	6,455	6,455
California Infrastructure & Economic Development Bank Revenue VRDB, Asian Art Museum Foundation, (J.P. Morgan Chase Bank LOC), 0.12%, 7/1/10	3,100	3,100

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% continued
California - 98.8% continued
California Infrastructure & Economic Development Bank Revenue VRDB, California Academy, Series F, (Wells Fargo Bank, N.A. LOC), 0.12%, 7/1/10	$3,395	$3,395
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project, (Comerica Bank LOC), 0.33%, 7/9/10	12,150	12,150
California Municipal Financing Authority Pollution Control Revenue Refunding VRDB, Chevron USA Inc. Project, 0.14%, 7/1/10	765	765
California Pollution Control Financing Authority Pollution Control Revenue Refunding Bonds, Pacific Gas & Electric, Series C, (J.P. Morgan Chase Bank LOC), 0.13%, 7/1/10	3,700	3,700
California School Cash Reserve Program Authority, Series E, 2.50%, 12/30/10	6,800	6,854
California St VRDB, Series A-Sub Series A-3, (Bank of America, N.A. LOC), 0.25%, 7/9/10	23,600	23,600
California State Department of Water Resources Power Supply Revenue VRDB, (Bank of Nova Scotia LOC), SubSeries G-1, 0.26%, 7/9/10	1,500	1,500
California State Department of Water Resources Power Supply Revenue VRDB, (FSA Corp. Insured), Series C-7, 0.35%, 7/9/10	7,265	7,265
SubSeries G-3, 0.35%, 7/9/10	19,850	19,850
California State Economic Recovery G.O. VRDB, Series C-16, (FSA Corp. Insured), 0.35%, 7/9/10	2,330	2,330
California State G.O. Bonds, Series A-3, (Bank of Montreal LOC), 0.15%, 7/1/10	7,300	7,300
Series C-4, (Citibank N.A. LOC), 0.30%, 7/9/10	21,850	21,850
California State G.O. VRDB, SubSeries B-6, (KBC Bank N.V. LOC), 0.16%, 7/1/10	1,000	1,000
California State G.O. VRDB, Kindergarten, Series B2, (Citibank N.A. LOC), 0.10%, 7/1/10	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue, Series 2680, (J.P. Morgan Chase Bank LOC), 0.41%, 7/9/10 (1)	15,000	15,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A, (Federal Home Loan Bank of San Francisco LOC), 0.28%, 7/9/10	4,000	4,000
California Statewide Communities Development Authority Multifamily Revenue Refunding VRDB, Housing Chateau Project, Series C, (FNMA Insured), 0.27%, 7/9/10	6,100	6,100
California Statewide Communities Development Authority Multifamily Revenue VRDB, Housing Pine View Apartments, Series A, (Citibank N.A. LOC), 0.30%, 7/9/10	3,400	3,400
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F, (Federal Home Loan Bank of San Francisco LOC), 0.28%, 7/9/10	2,600	2,600
California Statewide Communities Development Authority Revenue Refunding VRDB, Los Angeles County Museum Art, Series D, (Wells Fargo Bank, N.A. LOC), 0.12%, 7/1/10	3,800	3,800
California Statewide Communities Development Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Bank N.V. LOC), 0.26%, 7/9/10	14,960	14,960

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% continued
California - 98.8% continued
California Statewide Communities Development Authority Revenue VRDB, Series A, (Assured Guaranty Insured), 0.17%, 7/9/10	$10,000	$10,000
Series M, 0.21%, 7/9/10	9,300	9,300
California Statewide Communities Development Authority Revenue VRDB, Amern Baptist Homes West, (Bank of America, N.A. LOC), 0.28%, 7/9/10	8,200	8,200
California Statewide Communities Development Authority Revenue VRDB, Front Porch Communities, Series B, (Banco Santander Central Hispano LOC), 0.36%, 7/9/10	4,600	4,600
California Statewide Communities Development Authority Revenue VRDB, Goodwill of Santa Cruz, (Wells Fargo Bank, N.A. LOC), 0.35%, 7/9/10	1,000	1,000
California Statewide Communities Development Authority Revenue VRDB, Livermore Valley Arts Center Trust Project, (Bank of New York LOC), 0.18%, 7/9/10	5,000	5,000
California Statewide Communities Development Corp. COPS VRDB, Covenant Retirement Communities, (Bank of America, N.A. LOC), 0.29%, 7/9/10	2,400	2,400
Calleguas-Las Virgenes California Public Financing Authority Revenue Refunding VRDB, Municipal Water Trust District Project, Series A, (Wells Fargo Bank, N.A. LOC), 0.25%, 7/9/10	7,725	7,725
Castaic Lake Water Agency California Revenue COPS 1994 Refunding Project, Series A, (Wells Fargo Bank, N.A. LOC), 0.18%, 7/9/10	4,600	4,600
Daly City California Housing Financing Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A, (FNMA Gtd.), 0.27%, 7/9/10	8,230	8,230
East Bay California Municipal Utilities District Wastewater System Revenue Refunding VRDB, Sub-Series A, 0.25%, 7/9/10	3,000	3,000
Escondido California Community Development Multifamily Revenue Refunding VRDB, Housing Heritage Park Apartments, Series A, (FNMA LOC), 0.27%, 7/9/10	4,250	4,250
Fremont California COPS VRDB, Capital Improvements Financing Project, (Bank of Nova Scotia LOC), 0.28%, 7/9/10	9,100	9,100
Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue Rocs Rr II R-11442, (Assured Guaranty Insured), 0.36%, 7/9/10 (1)	10,105	10,105
Grand Terrace California Community Redevelopment Agency Multifamily Revenue Housing Mt. Vernon Villas, (FNMA LOC), 0.19%, 7/9/10	12,125	12,125
Hemet California Unified School District COPS VRDB, School Facilities Project, (State Street Bank & Trust LOC), 0.27%, 7/9/10	10,000	10,000
Irvine California Improvement Bond Act 1915 Assessment District, Series A, (KBC Bank N.V. LOC), 0.16%, 7/1/10	6,185	6,185
Irvine California Improvement Bond Act 1915 Ltd. Obligation Assessment District No. 93-14, (Bank of America, N.A. LOC), 0.16%, 7/1/10	7,900	7,900
Kings County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Edgewater Isle Apartments, Series A, (FNMA LOC), 0.27%, 7/9/10	2,300	2,300
Lemon Grove California Multifamily Revenue Refunding VRDB, Housing Hillside Terrace, Series A, (FNMA Insured), 0.32%, 7/9/10	5,455	5,455

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% continued
California - 98.8% continued
Livermore California Housing Authority Multifamily Revenue Refunding VRDB, Housing Richards Manor, Series A, (FNMA LOC), 0.28%, 7/9/10	$4,770	$4,770
Livermore California Multifamily Revenue Refunding VRDB, Diablo Vista Apartments, (FNMA LOC), 0.20%, 7/9/10	4,200	4,200
Los Angeles California Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project, (FHLMC Gtd.), 0.27%, 7/9/10	9,700	9,700
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, SubSeries A-3, 0.21%, 7/9/10	1,400	1,400
SubSeries A-4, 0.21%, 7/9/10	11,500	11,500
SubSeries A-6, 0.26%, 7/9/10	1,300	1,300
Los Angeles California Multifamily Revenue Housing Masselin Manor, (Bank of America, N.A. LOC), 0.27%, 7/9/10	2,500	2,500
Los Angeles California Multifamily Revenue Refunding VRDB, Mountainback, Series B, (FHLMC LOC), 0.29%, 7/9/10	8,140	8,140
Los Angeles California Wastewater System Revenue Refunding VRDB, Sub-Series A, (Bank of Nova Scotia LOC), 0.26%, 7/9/10	9,900	9,900
Sub-Series B, (Bank of Nova Scotia LOC), 0.27%, 7/9/10	12,190	12,190
Sub-Series C, (Bank of Nova Scotia LOC), 0.22%, 7/9/10	8,995	8,995
Sub-Series G, (Bank of America, N.A. LOC), 0.29%, 7/9/10	3,000	3,000
Los Angeles County California G.O. TRANS, 2.00%, 6/30/11	6,600	6,675
Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Property A 1st Tier Senior, Series A1, 0.25%, 7/9/10	1,680	1,680
Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Property C-2nd Senior, Series A1, 0.13%, 7/1/10	14,900	14,900
Los Angeles County California Multifamily Mortgage Revenue 1984 Issue A, Series A, (FHLMC LOC), 0.20%, 7/9/10	4,200	4,200
Manteca California Redevelopment Agency Tax Allocation Refunding VRDB, Sub Amended Merged Project, (State Street Bank & Trust LOC), 0.14%, 7/1/10	8,435	8,435
Metropolitan Water District Southern California Waterworks Revenue VRDB, Series B-2, 0.18%, 7/1/10	3,705	3,705
0.43%, 7/9/10	4,325	4,325
Series C-2, 0.14%, 7/1/10	6,600	6,600
Northern California Power Agency Revenue Refunding VRDB, Hydroelectric Project 1, Series A, (Dexia Credit Local LOC), 0.25%, 7/9/10	11,500	11,500
Orange County California Apartment Development Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A, (FNMA LOC), 0.20%, 7/9/10	7,435	7,435
Orange County California Apartment Development Revenue Refunding VRDB, WLCO LF-Issue G, Series 3, (FNMA LOC), 0.24%, 7/9/10	14,400	14,400
Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I, (FNMA Gtd.), 0.28%, 7/9/10	17,560	17,560

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% continued
California - 98.8% continued
Orange County California Water District Revenue COPS, Series A, 0.17%, 7/9/10	$2,700	$2,700
Rancho California Water District Financing Authority Revenue Refunding Bonds, Series B, (UBS AG LOC), 0.17%, 7/9/10	3,500	3,500
Riverside County California Community Facilities District Refunding VRDB, Special Tax-No. 88-4, (Comerica Bank LOC), 0.28%, 7/9/10	11,300	11,300
Riverside County California COPS Aces-Riverside County Public Facilities, Series B, (State Street Bank & Trust LOC), 0.22%, 7/9/10	6,750	6,750
Series C, (State Street Bank & Trust LOC), 0.22%, 7/9/10	1,800	1,800
Riverside County California Housing Authority Multi-Family Housing Revenue Refunding VRDB, Tyler Springs Apartments, Series C, (FNMA Gtd.), 0.26%, 7/9/10	7,300	7,300
Roseville California Electric System Revenue COPS Refunding VRDB, Series A, (Dexia Credit Local LOC), 0.32%, 7/9/10	1,100	1,100
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Ashford, Series D, (FNMA Insured), 0.24%, 7/9/10	6,000	6,000
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Bent Tree Apartments, Series A, (FNMA Gtd.), 0.27%, 7/9/10	6,900	6,900
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, River C, Series C, (FNMA LOC), 0.24%, 7/9/10	6,400	6,400
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Seasons of Winter, Series C-2, (FHLMC Gtd.), 0.27%, 7/9/10	7,000	7,000
Sacramento County California Multifamily Housing Revenue Refunding VRDB, Woodbridge Apartments, Series B, (FNMA Gtd.), 0.27%, 7/9/10	7,200	7,200
Sacramento County California Sanitation District Financing Authority Revenue Refunding VRDB, Sub Lien-Sanitation District, Series E, (U.S. Bank N.A. LOC), 0.20%, 7/9/10	9,700	9,700
Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York LOC), 0.24%, 7/9/10	17,575	17,575
San Bernardino County California Flood Control District Judgment Obligation Refunding VRDB, (UBS AG LOC), 0.26%, 7/9/10	3,100	3,100
San Bernardino County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Alta Loma Heritage, Series A, (Federal Home Loan Bank of San Francisco LOC), 0.28%, 7/9/10	7,264	7,264
San Bernardino County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Montclair Heritage, Series A, (Federal Home Loan Bank of San Francisco LOC), 0.28%, 7/9/10	1,600	1,600
San Bernardino County California Multi-Family Revenue Refunding VRDB, Housing Mortgage Mountain View, Series A, (FNMA LOC), 0.25%, 7/9/10	7,110	7,110
San Diego County California Regional Transportation Commission Sales Tax Revenue VRDB, Series A, 0.28%, 7/9/10	18,100	18,100

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% continued
California - 98.8% continued
San Francisco California City & County Multifamily Housing Revenue Refunding VRDB, Post Trust Towers, Series A, (FHLMC Insured), 0.19%, 7/9/10	$9,200	$9,200
San Jose California Multifamily Housing Revenue Refunding VRDB, Kimberly Woods Apartments, Series A, (FHLMC LOC), 0.24%, 7/9/10	7,750	7,750
San Leandro California Multifamily Revenue VRDB, Parkside, Series A, 0.23%, 7/9/10	8,400	8,400
Santa Clara County California Housing Authority Multifamily Housing Revenue VRDB, Fountains Project, Series A, (Citibank N.A. LOC), 0.33%, 7/9/10	2,500	2,500
Santa Cruz County California TRANS, 2.00%, 7/8/10	9,000	9,002
Southern California Public Power Authority Power Project Revenue VRDB, Mead Adelanto, Series A, 0.12%, 7/1/10	1,710	1,710
Tahoe ForeState California Hospital District Revenue VRDB, Health Facilities, (U.S. Bank N.A. LOC), 0.14%, 7/1/10	1,620	1,620
Upland California Apartment Development Revenue Refunding VRDB, Mountain Springs Issue A, (FNMA Insured), 0.24%, 7/9/10	6,000	6,000
Westlands California Water District Revenue Refunding COPS, Series A, (Dexia Credit Local LOC), 0.25%, 7/9/10	6,500	6,500

		804,790

Puerto Rico - 1.2%
Puerto Rico Commonwealth Refunding VRDB, Public Improvements, Series A-2, (FSA Corp. Insured), 0.31%, 7/9/10	10,000	10,000

Total Municipal Investments (Cost $814,790)		814,790

Total Investments - 100.0% (Cost $814,790)(2)		814,790

Other Assets less Liabilities - 0.0%		303

NET ASSETS - 100.0%		$815,093

(1)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.
(2)	The cost for federal income tax purposes was $814,790.

Percentages shown are based on Net Assets.

At June 30, 2010, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment and Housing and Real Estate	7.1%
Air, Transportation, Water Services and Solid Waste Management	12.9
Electric Services, Gas and Combines Utilities	10.5
Executive, Legislative and General Government	22.7
Health Services and Residential Care	13.3
Urban and Community Development,
Housing Programs and Social Services	27.1
All other sectors less than 5%	6.4

Total	100.0%

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Municipal Money Market Fund’s investments, which are carried at fair value, as of June 30, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by California Municpal Money Market Fund	$—	$814,790	$—	$814,790

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABAG - Association of Bay Area Governments

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

G.O. - General Obligation

Gtd. - Guaranteed

LOC - Letter of Credit

ROCS - Reset Option Certificates

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 24.8%
Non-U.S. Depository Institutions - 24.8%
Abbey National Treasury Services, 0.27%, 7/1/10, FRCD	$75,000	$75,000
Australia & New Zealand Bank, London Branch, 0.41%, 10/1/10	65,000	65,000
Banco Bilbao Vizcaya Argentaria, 0.29%, 7/7/10	50,000	50,000
0.34%, 7/26/10	75,000	75,000
Banco Bilbao Vizcaya Argentaria, London, 0.31%, 7/30/10	60,000	60,000
0.34%, 8/19/10	15,000	15,000
Barclays Bank PLC, 0.65%, 7/13/10, FRCD	60,000	60,000
0.36%, 7/19/10, FRCD	60,000	60,000
Barclays Bank, New York Branch, 0.52%, 8/24/10	33,000	33,000
BNP Paribas S.A., Chicago, 0.37%, 7/8/10	15,000	15,000
BNP Paribas S.A., London Branch, 0.30%, 7/6/10	60,000	60,000
BNP Paribas, New York Branch, 0.40%, 10/18/10	65,000	65,000
Credit Agricole CIB, New York, 0.57%, 8/2/10	75,000	75,000
Credit Agricole S.A., London Branch, 0.53%, 8/3/10	85,000	85,000
Deutsche Bank, New York Branch, 0.30%, 7/19/10	40,000	40,000
0.30%, 7/26/10	70,000	70,000
DNB Norway Bank A.S.A., New York Branch, 0.31%, 8/3/10	55,000	55,000
0.51%, 9/8/10	50,000	50,000
Lloyds Bank, New York, 0.31%, 7/23/10	35,000	35,000
National Australia Bank, London Branch, 0.34%, 8/5/10	20,000	20,000
0.48%, 9/14/10	40,000	40,000
0.46%, 9/21/10	25,000	25,000
0.44%, 9/30/10	25,000	25,000
National Australia Bank, New York, 0.45%, 7/28/10, FRCD	40,000	40,000
Nordea Bank Finland, New York, 0.31%, 7/6/10	55,000	55,000
Rabobank Nederland N.V., New York, 0.35%, 7/9/10, FRCD	40,000	40,000
0.35%, 7/19/10, FRCD	40,000	40,000
Royal Bank of Canada, New York, 0.43%, 7/1/10, FRCD	55,000	55,000
Royal Bank of Scotland, New York Branch, 0.60%, 10/1/10	42,000	42,000
0.50%, 10/12/10	60,000	60,000
Royal Bank of Scotland, Stamford CT Branch, 0.40%, 7/15/10	45,000	45,000
Santander UK PLC, 0.36%, 7/26/10, FRCD	60,000	60,000
Societe Generale, London Branch, 0.26%, 7/6/10	95,000	95,000
Societe Generale, New York Branch, 0.33%, 7/6/10	20,000	20,000
Societe Generale, New York, 0.37%, 7/26/10, FRCD	40,000	40,000
Toronto Dominion Bank, New York, 0.35%, 7/12/10, FRCD	25,000	25,000
Westpac Banking Corp., New York, 0.25%, 7/1/10, FRCD	80,000	80,000
0.26%, 7/1/10, FRCD	30,000	30,000

		1,880,000

Total Certificates of Deposit (Cost $1,880,000)		1,880,000

COMMERCIAL PAPER - 14.7%
Chemicals and Allied Products - 1.3%
Pfizer, Inc., 0.80%, 7/8/10	50,000	49,992
0.81%, 7/16/10	50,000	49,983

		99,975

Electronic and Other Electronic Components - 1.3%
General Electric Co., 0.08%, 7/1/10	100,000	100,000

Foreign Agency and Regional Governments - 2.1%
KFW, 0.29%, 7/2/10	40,000	40,000
0.29%, 7/7/10	40,000	39,998

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 14.7% continued
Foreign Agency and Regional Governments - 2.1% continued
Societe De Prise Participation De L’Etat, 0.46%, 9/23/10(1)	$40,000	$39,957
0.43%, 9/29/10(1)	40,000	39,957

		159,912

Multi-Seller Conduits - 8.2%
Alpine Securitization, 0.05%, 7/1/10	60,000	60,000
Atlantic Asset Securitization Corp., 0.39%, 7/1/10	25,000	25,000
0.37%, 7/21/10	20,000	19,996
Barton Capital Corp., 0.40%, 7/19/10	40,000	39,992
Charta Corp., 0.39%, 8/4/10	20,000	19,993
Clipper Receivables Corp., 0.30%, 7/20/10	30,000	29,995
Enterprise Funding LLC, 0.09%, 7/1/10	30,000	30,000
0.36%, 7/26/10	45,000	44,989
Gemini Securitization, 0.36%, 7/21/10	60,000	59,988
0.35%, 7/29/10	55,000	54,985
Gotham Funding Corp., 0.41%, 7/8/10	15,000	14,999
LMA Americas LLC, 0.41%, 7/15/10	30,000	29,995
0.39%, 7/30/10	20,000	19,994
Ranger Funding Co. LLC, 0.37%, 8/4/10	30,000	29,990
0.39%, 8/5/10	30,000	29,989
Regency Markets, Inc., 0.39%, 7/20/10	30,000	29,994
Victory Receivables Corp., 0.41%, 7/8/10	36,028	36,025
Yorktown Capital LLC, 0.34%, 7/15/10	45,000	44,994

		620,918

Non-U.S. Bank - Non-U.S. Government - 0.4%
Danske Corp., Sovereign Gtd., 0.54%, 9/1/10	30,000	29,973
Non-U.S. Depository Institutions - 1.4%
Lloyds Bank PLC, 0.36%, 7/6/10	30,000	29,999
0.30%, 7/28/10	75,000	74,983

		104,982

Total Commercial Paper (Cost $1,115,760)		1,115,760

CORPORATE NOTES/BONDS - 8.9%
Bank Holding Companies - 2.7%
Citigroup, Inc., FDIC Gtd., 0.27%, 8/5/10, FRN	100,000	100,000
JPMorgan Chase & Co., FDIC Gtd., 0.42%, 7/1/10, FRN	100,000	100,000

		200,000

General Merchandise Stores - 0.9%
Wal-Mart Stores, 5.48%, 6/1/11	67,000	69,928

Insurance Carriers - 0.6%
Berkshire Hathaway, Inc., 0.35%, 8/10/10, FRN	45,000	45,000

Non-U.S. Depository Institutions - 0.7%
Santander US Debt S.A. Unipersonal, 0.36%, 7/23/10, FRN (1)	25,000	25,001
Westpac Banking Corp., 0.39%, 7/2/10, FRN (1)	30,000	30,000

		55,001

Supranational - 2.7%
International Bank for Reconstruction and Development, 0.39%, 7/13/10, FRN	70,000	70,000
0.30%, 8/3/10	35,000	34,990
0.73%, 6/10/11	100,000	100,000

		204,990

U.S. Depository Institutions - 1.3%
Bank of America N.A., FDIC Gtd., 0.57%, 9/13/10, FRN (2)	100,000	100,000

Total Corporate Notes/Bonds (Cost $674,919)		674,919

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 16.8%
Non-U.S. Depository Institutions - 15.1%
Bank of Tokyo-Mitsubishi, London Branch, 0.33%, 7/1/10	$25,000	$25,000
BNP Paribas, Paris, 0.25%, 7/1/10	160,000	160,000
Credit Industriel et Commercial, Paris, France, 0.26%, 7/1/10	100,000	100,000
Den Norske Bank, Oslo, Norway, 0.21%, 7/1/10	90,000	90,000
0.24%, 7/1/10	160,000	160,000
HSBC Bank PLC, London, 0.17%, 7/1/10	100,000	100,000
0.20%, 7/1/10	60,000	60,000
HSBC, Paris, France, 0.30%, 7/1/10	150,000	150,000
0.32%, 7/1/10	50,000	50,000
Skandinaviska Enskildabanken, Grand Cayman, 0.28%, 7/1/10	100,000	100,000
Societe Generale, Paris, France, 0.20%, 7/1/10	116,000	116,000
Westpac Banking Corp., London, 0.20%, 7/6/10	30,000	30,000

		1,141,000

U.S. Depository Institutions - 1.7%
Citibank, Nassau, 0.10%, 7/1/10	131,000	131,000

Total Eurodollar Time Deposits (Cost $1,272,000)		1,272,000

U.S. GOVERNMENT AGENCIES - 16.3%(3)
Federal Farm Credit Bank - 0.5%
FFCB FRN, 0.37%, 7/6/10	40,000	40,002

Federal Home Loan Bank - 10.8%
FHLB Bonds, 0.60%, 9/17/10	35,000	35,006
0.50%, 11/10/10	5,000	5,000
0.50%, 5/5/11	40,000	40,000
FHLB Callable Bonds, 0.40%, 12/28/10	65,000	65,000
0.60%, 5/10/11	55,000	55,000
0.70%, 6/16/11	30,000	30,000
0.75%, 6/21/11	38,000	38,000
0.80%, 6/24/11	20,000	20,000
FHLB Discount Note, 0.51%, 5/17/11	25,000	24,889
FHLB FRN, 0.22%, 7/1/10	20,000	19,993
0.25%, 7/1/10	135,000	134,981
0.30%, 7/1/10	55,000	55,000
0.26%, 7/12/10	25,000	24,989
0.25%, 7/27/10	100,000	99,999
0.27%, 7/28/10	75,000	74,999
0.25%, 7/31/10	50,000	49,981
0.32%, 8/7/10	50,000	49,973

		822,810

Federal Home Loan Mortgage Corporation - 3.1%
FHLMC FRN, 0.31%, 7/19/10	50,000	49,963
0.32%, 7/26/10	35,000	34,974
0.52%, 9/3/10	75,000	74,996
0.51%, 9/10/10	75,000	74,994

		234,927

Federal National Mortgage Association - 1.9%
FNMA Discount Notes, 0.23%, 7/1/10	40,000	40,000
0.51%, 3/29/11	15,000	14,944
FNMA FRN, 0.19%, 7/13/10	45,000	44,999
0.30%, 8/5/10	40,000	39,998

		139,941

Total U.S. Government Agencies (Cost $1,237,680)		1,237,680

U.S. GOVERNMENT OBLIGATIONS - 9.7%
U.S. Treasury Bills - 1.6%
0.50%, 7/1/10	27,000	27,000
0.43%, 8/26/10	25,000	24,983
0.43%, 12/16/10	40,000	39,921
0.45%, 4/7/11	30,000	29,897

		121,801

U.S. Treasury Notes - 8.1%
2.38%, 8/31/10	157,000	157,474
4.50%, 11/15/10	40,000	40,603
1.25%, 11/30/10	134,000	134,488

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 9.7% continued
U.S. Treasury Notes - 8.1% continued
4.25%, 1/15/11	$50,000	$51,005
0.88%, 1/31/11	110,000	110,237
5.00%, 2/15/11	35,000	36,008
0.88%, 2/28/11	25,000	25,073
0.88%, 5/31/11	20,000	20,085
4.88%, 5/31/11	40,000	41,624

		616,597

Total U.S. Government Obligations (Cost $738,398)		738,398

Investments, at Amortized Cost ($6,918,757)		6,918,757

REPURCHASE AGREEMENTS - 8.7%
Joint Repurchase Agreements - 0.9%(4)
Bank of America Securities LLC, dated 6/30/10, repurchase price $15,010 0.17%, 7/1/10	15,009	15,009
Morgan Stanley & Co., Inc., dated 6/30/10, repurchase price $15,010 0.01%, 7/1/10	15,010	15,010
Societe Generale, New York Branch, dated 6/30/10, repurchase price $15,010 0.01%, 7/1/10	15,010	15,010
UBS Securities LLC, dated 6/30/10, repurchase price $22,514 0.04%, 7/1/10	22,514	22,514

		67,543

Repurchase Agreements - 7.8%(5)
BNP Paribas Securities Corp., dated 6/30/10, repurchase price $240,000 0.04%, 7/1/10	240,000	240,000
Citigroup Global Markets, Inc., dated 6/30/10, repurchase price $47,104 0.08%, 7/1/10	47,104	47,104
Credit Suisse Securities (USA) LLC, dated 6/30/10, repurchase price $300,002 0.25%, 7/1/10	300,000	300,000
JPMorgan Securities, dated 6/30/10, repurchase price $10,000 0.03%, 7/1/10	10,000	10,000

		597,104

Total Repurchase Agreements (Cost $664,647)		664,647

Total Investments - 99.9% (Cost $7,583,404)(6)		7,583,404
Other Assets less Liabilities - 0.1%		4,839

NET ASSETS - 100.0%		$7,588,243

(1)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.
(2)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$20,230	2.38% - 6.25%	8/15/23 - 1/15/27
U.S. Treasury Notes	$47,997	0.88% - 3.13%	1/31/11 - 2/15/19

(5) The nature and terms of the collateral received for the repurchase agreements are as follows:
NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$499,026	3.85% - 8.00%	4/1/13 - 10/1/47
FHLMC	$51,395	5.00% - 6.00%	2/1/21 - 8/1/47
GNMA	$64,599	4.50% - 6.00%	8/15/33 - 6/15/40

(6)	The cost for federal income tax purposes was $7,583,404.

Percentages shown are based on Net Assets.

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Money Market Fund’s investments, which are carried at fair value, as of June 30, 2010.

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund	$—	$7,583,404	(1)	$—	$7,583,404

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FDIC - Federal Deposit Insurance Corporation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2%
Alabama - 0.4%
Eutaw Alabama Industrial Development Board Pollution Control Revenue Refunding Bonds, Mississippi Power Co. Greene County Project, 0.23%, 7/1/10	$6,550	$6,550
West. Jefferson Alabama Industrial Development Board Pollution Control Revenue Refunding Bonds, Alabama Power Co. Project, 0.33%, 7/9/10	20,000	20,000

		26,550

Arizona - 1.3%
Arizona Board Regents Arizona State University Systems Revenue Refunding VRDB, Series B, (Lloyds TSB Bank LOC), 0.17%, 7/9/10	1,400	1,400
Arizona Health Facilities Authority Revenue VRDB, Banner Health, Series B, (Bank of Nova Scotia LOC), 0.20%, 7/9/10	885	885
Phoenix Arizona Industrial Development Authority Multifamily Housing Revenue Refunding VRDB, Southwest Village Apartments Project, (FNMA Gtd.), 0.30%, 7/9/10	6,400	6,400
Pima County Arizona Industrial Development Authority Multifamily Revenue Refunding VRDB, Housing Eastside Place Apartments, (FNMA LOC), 0.30%, 7/9/10	6,790	6,790
Salt River Project Arizona Agriculture Improvement & Power District Electric Systems Revenue Eagle-20060014-Class A, 0.32%, 7/9/10(1)	8,700	8,700
Sun Devil Energy Center LLC Arizona Revenue Refunding Bonds, Arizona St. University Project, (Assured Guaranty Insured), 0.32%, 7/9/10	31,935	31,935
Tucson Arizona Industrial Development Authority VRDB, Housing Family Housing Resource Projects, Series A, (FNMA LOC), 0.32%, 7/9/10	16,820	16,820
Yavapai County Arizona Industrial Development Authority Hospital Facilities Revenue Refunding VRDB, Yavapai Regional Medical Center, Series A, (UBS AG LOC), 0.29%, 7/9/10	3,400	3,400

		76,330

California - 2.8%
ABAG Financing Authority For Nonprofit Corp. California Revenue VRDB, Sharp Healthcare, Series D, (Citibank N.A. LOC), 0.20%, 7/9/10	15,200	15,200
Alameda-Contra Costa California Schools Financing Authority COPS VRDB, Series K, (KBC Bank N.V. LOC), 0.33%, 7/9/10	1,800	1,800
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas & Electric, Series C, (Wells Fargo Bank, N.A. LOC), 0.13%, 7/1/10	10,500	10,500
California Municipal Financing Authority Pollution Control Revenue Refunding VRDB, Chevron USA Inc. Project, 0.14%, 7/1/10	2,400	2,400
California State Department of Water Resources Power Supply Revenue VRDB, Series C-7, (Bank of Nova Scotia LOC) 0.35%, 7/9/10	8,220	8,220
California State Economic Recovery G.O. VRDB, Series C-16, (AGM Insured), 0.35%, 7/9/10	9,300	9,300
California State G.O. Bonds, Series A-3, (Bank of Montreal LOC), 0.15%, 7/1/10	23,700	23,700
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A, (Federal Home Loan Bank of San Francisco LOC), 0.28%, 7/9/10	6,000	6,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
California - 2.8% continued
California Statewide Communities Development Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Bank N.V. LOC), 0.26%, 7/9/10	$800	$800
California Statewide Communities Development Authority Revenue VRDB, Amern Baptist Homes West, (Bank of America, N.A. LOC), 0.28%, 7/9/10	5,000	5,000
California Statewide Communities Development Authority Revenue VRDB, Front Porch Communities, Series B, (Banco Santander Central Hispano LOC), 0.36%, 7/9/10	17,800	17,800
California Statewide Communities Development Authority Revenue VRDB, Rady Children’s Hospital, Series D, (Wachovia Bank, N.A. LOC), 0.14%, 7/1/10	2,600	2,600
California Statewide Communities Development Authority Revenue VRDB, Sweep Loan Program, Series A, (Citibank N.A. LOC), 0.20%, 7/9/10	6,800	6,800
East. Bay California Municipal Utilities District Water Systems Revenue Refunding VRDB, Series A-2, 0.31%, 7/9/10	24,625	24,625
Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Property A 1st Tier Senior, Series A1, 0.25%, 7/9/10	6,945	6,945
Los Angeles County California Multifamily Mortgage Revenue 1984 Issue A, Series A, (FHLMC LOC), 0.20%, 7/9/10	1,900	1,900
Metropolitan Water District Southern California Waterworks Revenue, Series B, 0.28%, 7/9/10	10,000	10,000
Murrieta Valley California Unified School District COPS School Facilities Bridgepoint Funding Program, (U.S. Bank N.A. LOC), 0.25%, 7/9/10	8,700	8,700
San Francisco California City & County Multifamily Housing Revenue Refunding VRDB, Post Trust Towers, Series A, (FHLMC Insured), 0.19%, 7/9/10	5,400	5,400

		167,690

Colorado - 3.2%
Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Rent Housing Hunters Run, (FHLMC LOC), 0.28%, 7/9/10	9,830	9,830
Broomfield Colorado Urban Renewal Authority Tax Increment Revenue Event Center Project, (BNP Paribas LOC), 0.29%, 7/9/10	10,400	10,400
Centerra Metropolitan District No. 1 Revenue Refunding VRDB, (Compass Bank LOC), 1.00%, 7/9/10	15,900	15,900
Colorado Educational & Cultural Facilities Authority Revenue Bear Creek School Project, (U.S. Bank N.A. LOC), 0.28%, 7/9/10	680	680
Colorado Educational & Cultural Facilities Authority Revenue Concordia University Irvine Project, (U.S. Bank N.A. LOC), 0.27%, 7/1/10	7,030	7,030
Colorado Educational & Cultural Facilities Authority Revenue Gaston Christian Schools, (Banco Santander Central Hispano LOC), 0.38%, 7/9/10	9,395	9,395
Colorado Educational & Cultural Facilities Authority Revenue Immanuel Lutheran School Project, (Bank of America, N.A. LOC), 0.27%, 7/1/10	350	350
Colorado Educational & Cultural Facilities Authority Revenue Refunding Bonds, Nampa Christian Schools, (U.S. Bank N.A. LOC), 0.31%, 7/9/10	4,685	4,685

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
Colorado - 3.2% continued
Colorado Health Facilities Authority Revenue Frasier Meadows Manor Project, (J.P. Morgan Chase Bank LOC), 0.28%, 7/9/10	$13,520	$13,520
Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement, (Bank of America, N.A. LOC), 0.28%, 7/9/10	11,450	11,450
Colorado Health Facilities Authority Revenue Senior Living Facilities Eaton Terrace, Series A, (U.S. Bank N.A. LOC), 0.28%, 7/9/10	3,265	3,265
Colorado Health Facilities Authority Revenue VRDB, Bethesda Adult Communities, Series A, (Compass Bank LOC), 0.58%, 7/9/10	8,000	8,000
Colorado Housing & Financial Authority Single Family Mortgage, Series A3, 0.25%, 7/9/10	9,655	9,655
Colorado Springs Colorado Utilities Revenue VRDB, Systems-Improvement, Series A, 0.32%, 7/9/10	73,290	73,290
Lowry Economic Redevelopment Authority Colorado Revenue Refunding Bonds, Series A, (Compass Bank LOC), 1.00%, 7/9/10	6,500	6,500
Steamboat Springs Colorado Redevelopment Authority Tax Increment Revenue Refunding Bonds, Improvement Base Area Redevelopment, (U.S. Bank N.A. LOC), 0.24%, 7/9/10	8,750	8,750

		192,700

Connecticut - 0.9%
Connecticut State G.O. BANS, Series A, 2.00%, 5/19/11	47,000	47,641
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Kent School, Series E, (Bank of America, N.A. LOC), 0.35%, 7/9/10	5,755	5,755

		53,396

Delaware - 0.1%
Delaware State Economic Development Authority Revenue VRDB, Peninsula United, Series A, (PNC Bank LOC), 0.15%, 7/1/10	5,900	5,900

District of Columbia - 1.8%
District Columbia G.O. TANS, 2.50%, 9/30/10	68,000	68,351
District Columbia Revenue VRDB, D.C. Preparatory Academy, (Manufacturory & Traders Trust Co. LOC), 0.36%, 7/9/10	5,120	5,120
District Columbia Revenue VRDB, Henry J Kaiser Foundation, 0.31%, 7/9/10	10,100	10,100
District Columbia Revenue VRDB, The Washington Home Inc., (Wachovia Bank, N.A. LOC), 0.28%, 7/9/10	11,885	11,885
Eagle Tax Exempt Trust Weekly Optmode Certificate, (AGM Insured), 0.34%, 7/9/10(1)	11,590	11,590

		107,046

Florida - 8.9%
Alachua County Florida Health Facilities Authority Continuing Care VRDB, Oak Hammock University Florida Project, Series A, (Bank of Scotland PLC LOC), 0.23%, 7/1/10	7,700	7,700
Atlantic Beach Florida Health Care Facilities Revenue VRDB, Fleet Landing Project, (Wachovia Bank, N.A. LOC), 0.40%, 7/9/10	11,800	11,800
Brevard County Florida Health Facilities Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Bank N.V. LOC), 0.28%, 7/9/10	6,600	6,600
Broward County Florida Revenue VRDB, Maimonides Shalom Academy, (Comerica Bank LOC), 0.33%, 7/9/10	9,840	9,840

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
Florida - 8.9% continued
Citizens Property Insurance Corp. Florida High Risk Senior Secured Notes, Series A2, 2.00%, 4/21/11	$40,000	$40,229
Deutsche Bank Spears/Lifers Trust. Various States Goldman Sachs, (Deutsche Bank LOC), 0.33%, 7/9/10(1)	20,215	20,215
Florida Housing Financial Agency, (FNMA Insured), 0.31%, 7/9/10	8,500	8,500
Florida Housing Financial Corp. Multifamily Revenue Refunding VRDB, Housing Charleston, Series I-A, (FHLMC Insured), 0.30%, 7/9/10	8,050	8,050
Florida Housing Financial Corp. Multifamily Revenue Refunding VRDB, Housing Island Club, Series A, (FHLMC Gtd.), 0.30%, 7/9/10	1,940	1,940
Florida Housing Financial Corp. Multifamily Revenue Refunding VRDB, Mortgage Monterey Lake, Series C, (FHLMC LOC), 0.24%, 7/9/10	5,815	5,815
Florida State Board Education Public G.O. Bonds Eagle-720050054-Class A, 0.31%, 7/9/10(1)	7,000	7,000
Halifax Hospital Medical Center Florida Hospital Revenue Refunding VRDB, (Wachovia Bank, N.A. LOC), 0.30%, 7/9/10	36,500	36,500
Highlands County Florida Health Facilities Authority Revenue Refunding VRDB, (U.S. Bank N.A. LOC), 0.26%, 7/9/10	10,860	10,860
Highlands County Florida Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist Health, Series A, (AGM Insured), 0.30%, 7/9/10	4,200	4,200
Highlands County Florida Health Facilities Authority Revenue VRDB, Hospital Adventist Health Systems, Series B, (Harris N.A. LOC), 0.28%, 7/9/10	33,235	33,235
Series C, 0.26%, 7/9/10	18,500	18,500
Series E, (Credit Agricole Corp & Investment Ban LOC), 0.34%, 7/9/10	23,575	23,575
Series I, 0.26%, 7/9/10	10,000	10,000
Jackson County Florida Pollution Control Revenue Refunding Bonds, Gulf Power Co. Project, 0.18%, 7/1/10	3,930	3,930
Jacksonville Florida Transportation Revenue VRDB, Series B, (Wachovia Bank, N.A. LOC), 0.30%, 7/9/10	57,300	57,300
Jea Florida Electric Systems Revenue VRDB, Series Three D-2-B, 0.23%, 7/9/10	27,305	27,305
Series Three-B-2, 0.22%, 7/9/10	12,000	12,000
Jea Florida Water & Sewer Systems Revenue VRDB, Sub-Series B-1, 0.21%, 7/9/10	9,800	9,800
Lee County Florida Industrial Development Authority Health Care Facilities Revenue VRDB, Shell Point Village Project, Series A, (Bank of America, N.A. LOC), 0.22%, 7/9/10	10,500	10,500
Miami-Dade County Florida Health Facilities Authority Hospital Revenue Miami Children’s Hospital Project, (Wachovia Bank, N.A. LOC), 0.23%, 7/9/10	23,600	23,600
Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional, Series E, (Branch Banking & Trust Co. LOC), 0.27%, 7/9/10	4,500	4,500

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
Florida - 8.9% continued
Orange County Florida Housing Financial Authority Multifamily Revenue Refunding Bonds, Housing Post Lake Apartments Project, (FNMA Insured), 0.24%, 7/9/10	$27,700	$27,700
Orange County Florida Housing Financial Authority Multifamily Revenue Refunding VRDB, Housing Heather Glen, Series E, (FNMA Insured), 0.23%, 7/9/10	10,000	10,000
Orange County Florida School Board COPS VRDB, Series B, (Assured Guaranty Insured), 0.29%, 7/9/10	60,400	60,400
Orlando & Orange County Expressway Authority Florida Expressway Revenue VRDB, Series D, (AGM Insured), 0.38%, 7/9/10	16,125	16,125
Orlando Florida Utilities Commission Utilities Systems Revenue VRDB, 0.44%, 7/9/10	7,000	7,000
Pembroke Pines Florida Charter School Revenue VRDB, (Assured Guaranty Insured), 0.25%, 7/9/10	10,000	10,000

		544,719

Georgia - 2.1%
Bartow County Georgia Development Authority Pollution Control Revenue VRDB, Bowen Project, 0.15%, 7/1/10	18,100	18,100
Burke County Georgia Development Authority Pollution Control Revenue VRDB, Georgia Power Co. Vogtle 1st Series, 0.20%, 7/2/10	15,500	15,500
Clayton County Georgia Housing Authority Multifamily Housing Revenue Rivers Edge Development, (FHLMC Gtd.), 0.31%, 7/9/10	6,000	6,000
Cobb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Bridge Project, (FNMA Insured), 0.20%, 7/9/10	500	500
DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Brook Project, (FNMA Gtd.), 0.31%, 7/9/10	4,300	4,300
DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Walk Project, 0.31%, 7/9/10	14,800	14,800
Fulton County Georgia Residential Care Facilities Elderly Authority Revenue VRDB, First Mortgage Lenbrook Project, Series C, (Bank of Scotland PLC LOC), 0.22%, 7/9/10	10,500	10,500
Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Corners Project, (FNMA Gtd.), 0.24%, 7/9/10	7,360	7,360
Marietta Georgia Housing Authority Multifamily Revenue Refunding Bonds, Housing Wood Glen, (FHLMC Insured), 0.31%, 7/9/10	6,000	6,000
Monroe County Georgia Development Authority Pollution Control Revenue VRDB, Georgia Power Co. Scherer1st Series, 0.20%, 7/2/10	2,800	2,800
Monroe County Georgia Development Authority Pollution Control Revenue VRDB, Georgia Power, 0.15%, 7/1/10	10,000	10,000
Roswell Georgia Housing Authority Multifamily Revenue Refunding VRDB, Housing Chambrel Roswell, (FNMA Gtd.), 0.31%, 7/9/10	10,000	10,000
Smyrna Georgia Housing Authority Multifamily Housing Revenue F & M Villages Project, (FNMA Gtd.), 0.20%, 7/9/10	4,500	4,500
Smyrna Georgia Housing Authority Multifamily Housing Revenue VRDB, Gardens Post Village Project, (FNMA Gtd.), 0.20%, 7/9/10	11,200	11,200

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
Georgia - 2.1% continued
Smyrna Georgia Housing Authority Multifamily Housing Revenue VRDB, Hills of Post Village Project, (FNMA Gtd.), 0.20%, 7/9/10	$4,400	$4,400

		125,960

Idaho - 0.3%
Idaho Health Facilities Authority Revenue VRDB, St. Lukes Health Systems Project, Series A, (Wells Fargo Bank, N.A. LOC), 0.22%, 7/9/10	8,000	8,000
Series B, (Harris N.A. LOC), 0.29%, 7/9/10	12,000	12,000

		20,000

Illinois - 9.6%
Chicago Illinois G.O. Refunding VRDB, Series D, (AGM Insured), 0.35%, 7/9/10	63,160	63,160
Series E, 0.45%, 7/1/10	68,300	68,300
Series F, 0.40%, 7/1/10	12,925	12,925
Chicago Illinois G.O. VRDB, Neighborhoods Alive, Series 21-B-3, (Bank of America, N.A. LOC), 0.19%, 7/1/10	8,700	8,700
Series 21-B-4, (Bank of New York LOC), 0.16%, 7/1/10	12,140	12,140
Chicago Illinois O Hare International Airport Revenue VRDB, 3rd Lien, (Dexia Credit Local LOC), 0.27%, 7/9/10	25,000	25,000
Chicago Illinois Wastewater Transmission Revenue Refunding VRDB, Sub-series C-1, (Harris N.A. LOC), 0.14%, 7/1/10	1,800	1,800
Chicago Illinois Water Revenue VRDB, Sub-series 04-3, (State Street Bank & Trust LOC), 0.33%, 7/9/10	3,205	3,205
Crestwood Illinois Revenue VRDB, Trinity Christian College, (Fifth Third Bank LOC), 0.55%, 7/9/10	12,600	12,600
Illinois Development Financial Authority Industrial Development Revenue VRDB, Institutional Gas Technology Project, (Harris N.A. LOC), 0.33%, 7/9/10	1,500	1,500
Illinois Development Financial Authority Industrial Development Revenue VRDB, United Methodist Homes, Series A, (Harris N.A. LOC), 0.33%, 7/9/10	1,165	1,165
Illinois Development Financial Authority Revenue Bonds Carmel High School Project, (Bank of America, N.A. LOC), 0.31%, 7/9/10	6,200	6,200
Illinois Development Financial Authority Revenue VRDB, Evanston Northwestern, Series B, 0.19%, 7/1/10	10,000	10,000
Illinois Development Financial Authority Revenue VRDB, Jewish Council Youth Services, (Harris N.A. LOC), 0.33%, 7/9/10	2,755	2,755
Illinois Development Financial Authority Revenue VRDB, Learn Charter School Project, (Harris N.A. LOC), 0.33%, 7/9/10	2,830	2,830
Illinois Development Financial Authority Revenue VRDB, Wheaton Academy Project, (Harris N.A. LOC), 0.26%, 7/9/10	9,000	9,000
Illinois Educational Facilities Authority Revenue Bonds Aurora University, (Harris N.A. LOC), 0.32%, 7/9/10	13,200	13,200
Illinois Educational Facilities Authority Revenues University Chicago, Series B-3, 0.46%, 5/4/11	10,000	10,000
Illinois Educational Facilities Authority Student Housing Revenue IIT State, Series A, (Harris N.A. LOC), 0.33%, 7/9/10	19,195	19,195

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
Illinois - 9.6% continued
Illinois Financial Authority Multifamily Revenue VRDB, Housing Villagebrook Apartments Project, (FHLMC LOC), 0.33%, 7/9/10	$5,200	$5,200
Illinois Financial Authority Pollution Control Revenue Refunding VRDB, Commonwealth Edison Co., (J.P. Morgan Chase Bank LOC), 0.25%, 7/9/10	8,305	8,305
Illinois Financial Authority Revenue All Saints Catholic, Series A, (Harris N.A. LOC), 0.32%, 7/9/10	10,000	10,000
Illinois Financial Authority Revenue Northwestern University, Sub-Series B, 0.32%, 3/1/11	14,900	14,900
Illinois Financial Authority Revenue Rest Haven Christian Service, Series B, (Banco Santander Central Hispano LOC), 0.38%, 7/9/10	2,200	2,200
Illinois Financial Authority Revenue Robert Morris College, (J.P. Morgan Chase Bank LOC), 0.25%, 7/9/10	9,140	9,140
Illinois Financial Authority Revenue VRDB, Community Action Partnership, (Citibank N.A. LOC), 0.33%, 7/9/10	5,440	5,440
Illinois Financial Authority Revenue VRDB, Landing At Plymouth Place, Series C, (Bank of America, N.A. LOC), 0.28%, 7/9/10	13,070	13,070
Illinois Financial Authority Revenue VRDB, Loyola University Health Systems, Series B, (Harris N.A. LOC), 0.21%, 7/9/10	50,000	50,000
Illinois Financial Authority Revenue VRDB, McKinley Foundation Project, Series A, (KeyBank N.A. LOC), 0.49%, 7/9/10	21,545	21,545
Illinois Financial Authority Revenue VRDB, WBEZ Alliance Inc. Project, (Bank of America, N.A. LOC), 0.30%, 7/9/10	21,500	21,500
Illinois Health Facilities Authority Revenue VRDB, Memorial Health Systems, (J.P. Morgan Chase Bank LOC), 0.16%, 7/1/10	2,000	2,000
Illinois Housing Development Authority Multifamily Housing Revenue VRDB, Alden Gardens Bloomingdale, (Harris N.A. LOC), 0.32%, 7/9/10	7,025	7,025
Illinois State Toll Highway Authority Toll Highway Revenue Refunding VRDB, Senior Priority, Series A-1, 0.38%, 7/9/10	30,000	30,000
Series A-2, 0.42%, 7/9/10	17,000	17,000
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Senior Priority, Series A-1, 0.30%, 7/9/10	21,500	21,500
Kane County Illinois Revenue Glenwood School For Boys, (Harris N.A. LOC), 0.32%, 7/9/10	5,700	5,700
Lisle Illinois Multi-Family Revenue Housing Ashley of Lisle Project, (FHLMC LOC), 0.23%, 7/9/10	26,525	26,525
Quad Cities Regional Economic Development Authority Illinois Revenue Augustana College, (Harris N.A. LOC), 0.29%, 7/9/10	14,600	14,600
University Illinois University Revenues Refunding VRDB, UIC South Campus Development, (J.P. Morgan Chase Bank LOC), 0.25%, 7/9/10	9,500	9,500
University Illinois University Revenues VRDB, Auxiliary Facilities Systems, 0.22%, 7/9/10	8,025	8,025

		586,850

Indiana - 0.8%
Indiana Financial Authority Hospital Revenue Community Foundation Northwest Indiana, (Harris N.A. LOC), 0.27%, 7/9/10	6,600	6,600

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
Indiana - 0.8% continued
Indiana Health & Educational Facilities Financing Authority Revenue Refunding VRDB, Community Village Hartsfield, Series A, (Harris N.A. LOC), 0.27%, 7/9/10	$6,825	$6,825
Indiana Health & Educational Facilities Financing Authority Revenue VRDB, Clarian Health, Series C, (Branch Banking & Trust Co. LOC), 0.20%, 7/9/10	7,900	7,900
Indiana Health Facilities Financing Authority Revenue VRDB, Senior Living-Greencroft Obligation, (Bank of America, N.A. LOC), 0.28%, 7/9/10	10,344	10,344
Indiana Municipal Power Agency Power Supply Systems Revenue, Series 2255, (Berkshire Hathaway Inc. Insured), 0.39%, 7/9/10(1)	15,365	15,365
Indiana State Development Financial Authority Industrial Development Revenue VRDB, Youth Opportunity Center Project, (J.P. Morgan Chase Bank LOC), 0.55%, 7/9/10	1,300	1,300
Terre Haute Indiana Economic Development Revenue 1st Financial Corp. Project, (U.S. Bank N.A. LOC), 0.25%, 7/9/10	2,000	2,000

		50,334

Iowa - 0.5%
Iowa Financial Authority Economic Development Revenue VRDB, Iowa West Foundation Project, (U.S. Bank N.A. LOC), 0.31%, 7/9/10	1,965	1,965
Iowa Financial Authority Health Care Facilities Revenue VRDB, Care Initiatives Project, (KBC Bank N.V. LOC), 0.18%, 7/1/10	8,210	8,210
Iowa Financial Authority Private College Revenue VRDB, Drake University Project, (Wells Fargo Bank, N.A. LOC), 0.16%, 7/1/10	1,300	1,300
Iowa Financial Authority Private College Revenue VRDB, Morningside College Project, (U.S. Bank N.A. LOC), 0.15%, 7/1/10	3,200	3,200
Iowa Financial Authority Retirement Community Revenue VRDB, Edgewater A Wesley, Series E, (Banco Santander Central Hispano LOC), 0.38%, 7/9/10	13,165	13,165

		27,840

Kansas - 0.2%
Kansas State Development Financial Authority Hospital Revenue VRDB, Adventist Health-Sunbelt, Series C, (J.P. Morgan Chase Bank LOC), 0.29%, 7/9/10	10,000	10,000
University Kans Hospital Authority Health Facilities Revenue VRDB, KU Health Systems, (U.S. Bank N.A. LOC), 0.15%, 7/1/10	1,950	1,950

		11,950

Kentucky - 1.3%
Boyle County Kentucky Hospital Revenue VRDB, Ephraim McDowell Health Project, (Branch Banking & Trust Co. LOC), 0.33%, 7/9/10	13,900	13,900
Fort Mitchell Kentucky League of Cities Funding Trust. Lease Program VRDB, Series A, (U.S. Bank N.A. LOC), 0.29%, 7/9/10	9,350	9,350
Henderson County Kentucky Revenue Refunding VRDB, Murray Calloway Hospital, (Branch Banking & Trust Co. LOC), 0.29%, 7/9/10	2,165	2,165
Kentucky Economic Development Financial Authority Education Center Revenue VRDB, Ashland Hospital Corp., Series A, (Branch Banking & Trust Co. LOC), 0.28%, 7/9/10	1,900	1,900

MONEY MARKET FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
Kentucky - 1.3% continued
Kentucky Economic Development Financial Authority Hospital Facilities Revenue VRDB, Baptist Healthcare Systems, Series B-3, (Branch Banking & Trust Co. LOC), 0.20%, 7/9/10	$7,655	$7,655
Series B-4, (Branch Banking & Trust Co. LOC), 0.33%, 7/9/10	24,000	24,000
Kentucky Economic Development Financial Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Bank N.V. LOC), 0.28%, 7/9/10	4,015	4,015
Series B, (KBC Bank N.V. LOC), 0.28%, 7/9/10	7,705	7,705
Morehead Kentucky League of Cities Funding Trust. Lease Program Revenue VRDB, Series A, (U.S. Bank N.A. LOC), 0.29%, 7/9/10	9,043	9,043

		79,733

Louisiana - 0.7%
Louisiana Public Facilities Authority Revenue VRDB, Commcare Corp Project, Series B, (J.P. Morgan Chase Bank LOC), 0.31%, 7/9/10	14,995	14,995
Louisiana State G.O. Refunding VRDB, Series A, (BNP Paribas LOC), 0.22%, 7/9/10	22,200	22,200
Louisiana State Offshore Term Authority Deepwater Port Revenue Refunding Bonds, Series B, (J.P. Morgan Chase Bank LOC), 0.25%, 7/9/10	5,700	5,700

		42,895

Maryland - 2.7%
Anne Arundel County Maryland Revenue VRDB, Key School Facility, (Manufacturory & Traders Trust Co. LOC), 0.31%, 7/9/10(1)	9,250	9,250
Baltimore County Maryland Housing Revenue Wkly-Refunding Bonds, Mortgage GNMA-Spring Hill, (KBC Bank N.V. LOC), 0.24%, 7/9/10	10,120	10,120
Baltimore County Maryland Revenue VRDB, Maryvale Prep School Facility, (Manufacturory & Traders Trust Co. LOC), 0.36%, 7/9/10	3,970	3,970
Baltimore County Maryland Revenue VRDB, Notre Dame Preparatory School, (Manufacturory & Traders Trust Co. LOC), 0.36%, 7/9/10	4,760	4,760
Frederick County Maryland Retirement Community Revenue Buckinghams Choice, Series C, (Branch Banking & Trust Co. LOC), 0.28%, 7/9/10	6,000	6,000
Maryland State Economic Development Corp. Revenue Refunding Bonds, Jenkins Memorial Inc., (Manufacturory & Traders Trust Co. LOC), 0.31%, 7/9/10	2,860	2,860
Maryland State Economic Development Corp. Revenue VRDB, Opportunity Builders Facility, (Manufacturory & Traders Trust Co. LOC), 0.36%, 7/9/10	5,890	5,890
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding VRDB, Adventist Healthcare, Series B, (Manufacturory & Traders Trust Co. LOC), 0.28%, 7/9/10	37,725	37,725
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Health Care, Series A, (Manufacturory & Traders Trust Co. LOC), 0.28%, 7/9/10	11,970	11,970
Series B, (Manufacturory & Traders Trust Co. LOC), 0.40%, 7/9/10	8,500	8,500

NORTHERN FUNDS QUARTERLY REPORT    9    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
Maryland - 2.7% continued
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A, (Bank of America, N.A. LOC), 0.28%, 7/9/10	$13,400	$13,400
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Frederick Memorial Hospital, (Branch Banking & Trust Co. LOC), 0.26%, 7/9/10	11,860	11,860
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Pickersgill, Series B, (Branch Banking & Trust Co. LOC), 0.28%, 7/9/10	3,900	3,900
Montgomery County Maryland Economic Development Revenue VRDB, Riderwood Village Inc. Project, (Manufacturory & Traders Trust Co. LOC), 0.28%, 7/9/10	31,910	31,910

		162,115

Massachusetts - 4.0%
Massachusetts State Department of Transportation Metropolitan Highway Systems Revenue VRDB, Series A-2, (Wells Fargo Bank, N.A. LOC), 0.22%, 7/9/10	14,150	14,150
Massachusetts State Development Financial Agency Revenue Massachusetts Credit-Wilber School Apartment, Series A, (Federal Home Loan Bank Atlanta LOC), 0.29%, 7/9/10	6,000	6,000
Massachusetts State Development Financial Agency Revenue Seven Hills Foundation, Series A, (TD Bank, N.A. LOC), 0.30%, 7/9/10	4,000	4,000
Massachusetts State Development Financial Agency Revenue VRDB, Abby Kelley Foster Public School, (TD Bank, N.A. LOC), 0.29%, 7/9/10	4,800	4,800
Massachusetts State Development Financial Agency Revenue VRDB, Boston University, Series U-1, (Bank of Nova Scotia LOC), 0.22%, 7/9/10	4,000	4,000
Massachusetts State Development Financial Agency Revenue VRDB, Briarwood Retirement, Series A, (Banco Santander Central Hispano LOC), 0.37%, 7/9/10	8,125	8,125
Massachusetts State Development Financial Agency Revenue VRDB, Groton School, 0.31%, 7/9/10	7,500	7,500
Massachusetts State Development Financial Agency Revenue VRDB, Linden Ponds Inc., Series B, (Banco Santander Central Hispano LOC), 0.37%, 7/9/10	6,800	6,800
Massachusetts State Development Financial Agency Revenue VRDB, Northfield Mount Hermon, (J.P. Morgan Chase Bank LOC), 0.32%, 7/9/10	42,100	42,100
Massachusetts State Development Financial Agency Revenue VRDB, Phillips Academy, 0.31%, 7/9/10	19,600	19,600
Massachusetts State Development Financial Agency Revenue VRDB, Seashore Point-Deaconess Inc., (Banco Santander Central Hispano LOC), 0.37%, 7/9/10	5,000	5,000
Massachusetts State Water Resource Authority Refunding VRDB, Series A, 0.28%, 7/9/10	70,800	70,800
Revere Massachusetts Housing Authority Multifamily Mortgage Revenue Refunding VRDB, Waters Edge Apartments Project, Series C, (AGM Insured), 0.35%, 7/9/10	23,990	23,990
University Massachusetts Building Authority Revenue Refunding VRDB, Senior-Community, Series 4, 0.23%, 7/9/10	28,370	28,370

		245,235

MONEY MARKET FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
Michigan - 1.4%
Ann Arbor Michigan Economic Development Corp. Ltd. Obligations Revenue Glacier Hills Inc. Project, Series A, (J.P. Morgan Chase Bank LOC), 0.28%, 7/9/10	$12,925	$12,925
Ann Arbor Michigan Economic Development Corp. Ltd. Obligations Revenue Refunding Bonds, Glacier Hills Project, Series B, (J.P. Morgan Chase Bank LOC), 0.28%, 7/9/10	4,855	4,855
Grand Rapids Michigan Economic Development Corp. Economic Development Revenue Refunding Bonds, Amway Hotel Corp., Series A, (Bank of America, N.A. LOC), 0.79%, 7/9/10	1,100	1,100
Kentwood Michigan Economic Development VRDB, Ltd. Obligation-Holland Home, Series B, (Bank of America, N.A. LOC), 0.28%, 7/9/10	940	940
Michigan State G.O. Bonds, Series A, 2.00%, 9/30/10	41,800	41,953
Michigan State Hospital Financial Authority Revenue Refunding VRDB, McLaren Health Care, Series B, (J.P. Morgan Chase Bank LOC), 0.22%, 7/9/10	7,500	7,500
Michigan State Strategic Fund Ltd. Obligations Revenue Lansing St. Vincent Home Project, (Comerica Bank Insured), 0.30%, 7/9/10	3,010	3,010
Michigan State Strategic Fund Ltd. Obligations Revenue Refunding VRDB, Consumers Energy Co., (Wells Fargo Bank, N.A. LOC), 0.20%, 7/9/10	11,200	11,200
Michigan State Strategic Fund Ltd. Obligations Revenue VRDB, YMCA Metropolitan Detroit Project, (J.P. Morgan Chase Bank LOC), 0.31%, 7/9/10	3,340	3,340

		86,823

Minnesota - 2.0%
Arden Hills Minnesota Housing & Health Care Facilities Revenue Refunding Bonds, Presbyterian Homes, Series A, (U.S. Bank N.A. LOC), 0.15%, 7/1/10	2,770	2,770
Austin Minnesota Housing & Redevelopment Authority Multifamily Housing Revenue Refunding Bonds, VRDB, Cedars Austin Project, Series A, (Bank of America, N.A. LOC), 0.43%, 7/9/10	4,320	4,320
Burnsville Minnesota Housing Revenue VRDB, Provence LLC Project, Series A, (Bank of America, N.A. LOC), 0.32%, 7/9/10	15,650	15,650
Clipper Tax-Exempt Certificates Trust Partnership of Minnesota, Series 2009-59, 0.34%, 7/9/10 (1)	25,900	25,900
Fridley Minnesota Senior Housing Refunding VRDB, Banfill Crossing, Series A, (FNMA Insured), 0.32%, 7/9/10	8,500	8,500
Maple Grove Minnesota Economic Development Revenue Heritage Christian Academy, (U.S. Bank N.A. LOC), 0.27%, 7/9/10	5,040	5,040
Minneapolis Minnesota Health Care Systems Revenue VRDB, Fairview Health Services, Series C, (Wells Fargo Bank, N.A. LOC), 0.17%, 7/9/10	5,800	5,800
Series D, (Wells Fargo Bank, N.A. LOC), 0.18%, 7/9/10	2,300	2,300
Minneapolis Minnesota Revenue VRDB, People Serving People Project, Series B, (U.S. Bank N.A. LOC), 0.15%, 7/1/10	1,915	1,915
Minnesota Agriculture & Economic Development Board Revenue VRDB, YMCA Metropolitan Minneapolis Project, (U.S. Bank N.A. LOC), 0.30%, 7/9/10	8,000	8,000
Minnesota Rural Water Financial Authority Public Projects Construction Notes, 0.65%, 4/15/11	5,000	5,000

NORTHERN FUNDS QUARTERLY REPORT    11    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
Minnesota - 2.0% continued
Minnesota State Higher Education Facilities Authority Revenue VRDB, Concordia University St. Paul, Series 6Q, (U.S. Bank N.A. LOC), 0.24%, 7/1/10	$9,915	$9,915
Robbinsdale Minnesota Revenue Refunding VRDB, North Memorial, Series A-1, (Wells Fargo Bank, N.A. LOC), 0.28%, 7/9/10	12,000	12,000
St. Paul Minnesota Housing & Redevelopment Authority Revenue Science Museum of Minnesota, Series A, (U.S. Bank N.A. LOC), 0.26%, 7/9/10	15,500	15,500

		122,610

Mississippi - 1.6%
Jackson County Mississippi Port Facilities Revenue Refunding Bonds, Chevron USA Inc. Project, (Chevron Corp. Gtd.), 0.13%, 7/1/10	5,100	5,100
Mississippi Business Financial Corp. Health Care Facilities Corp VRDB, Rush Medical Foundation Project, (U.S. Bank N.A. LOC), 0.25%, 7/9/10	14,000	14,000
Mississippi Business Financial Corp. Mississippi Gulf Opportunity Zone VRDB, Chevron USA Inc. Project, Series E, 0.12%, 7/1/10	5,400	5,400
Mississippi Business Financial Corp. Mississippi Revenue VRDB, Edgewater Retail Partners, (Compass Bank LOC), 0.80%, 7/9/10	17,000	17,000
Mississippi Business Financial Corp. Mississippi Revenue VRDB, Fondren Place Development Co., (Federal Home Loan Bank of Dallas LOC), 0.31%, 7/9/10	10,825	10,825
Mississippi Development Bank Special Obligation Refunding VRDB, Magnolia Regional Health Project, (Federal Home Loan Bank Atlanta LOC), 0.31%, 7/9/10	15,000	15,000
Missouri Development Financial Board, (U.S. Bank N.A. LOC), 0.30%, 7/14/10	16,039	16,039
Perry County Mississippi Pollution Control Revenue Refunding Bonds, Leaf River Forest Production Project, (Bank of America, N.A. LOC), 0.42%, 7/9/10	13,000	13,000

		96,364

Missouri - 3.9%
Florissant Missouri Industrial Development Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Bank N.V. LOC), 0.28%, 7/9/10	6,845	6,845
Kansas City Missouri Industrial Development Authority Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments, (FHLMC LOC), 0.31%, 7/9/10	8,000	8,000
Missouri Joint Municipal Electric Utilities Commission Power Project Revenue Rocs Rr II R-11265, (Berkshire Hathaway Inc. Insured), 0.32%, 7/9/10 (1)	20,475	20,475
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Lutheran Church Extension, (Fifth Third Bank LOC), 0.32%, 7/1/10	30,835	30,835
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Lutheran Church Missouri, Series A, (Bank of America, N.A. LOC), 0.27%, 7/1/10	16,750	16,750
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Saint Louis Priory School Project, (U.S. Bank N.A. LOC), 0.30%, 7/9/10	3,160	3,160
Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, Children’s Mercy Hospital, Series A, (UBS AG LOC), 0.22%, 7/9/10	7,100	7,100

MONEY MARKET FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
Missouri - 3.9% continued
Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, Lutheran Senior Services, (U.S. Bank N.A. LOC), 0.21%, 7/9/10	$23,570	$23,570
Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, Sisters Mercy Health, Series D, 0.26%, 7/9/10	35,000	35,000
Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, SSM Health Care, Series C, 0.18%, 7/1/10	20,000	20,000
Series C5, 0.21%, 7/9/10	8,600	8,600
Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services Project, (U.S. Bank N.A. LOC), 0.27%, 7/9/10	9,000	9,000
Platte County Missouri Industrial Development Authority Multifamily Revenue Refunding Bonds, Housing Wexford Place Project, (FHLMC Gtd.), 0.30%, 7/9/10 (1)	7,550	7,550
St. Charles County Missouri Industrial Development Authority Industrial Revenue Refunding VRDB, Casalon Apartments Project, (FNMA Gtd.), 0.31%, 7/9/10	6,170	6,170
St. Charles County Missouri Industrial Development Authority Industrial Revenue Refunding VRDB, Country Club Apartments Project, (FNMA LOC), 0.31%, 7/9/10	19,000	19,000
St. Charles County Missouri Industrial Development Authority Industrial Revenue Refunding VRDB, Remington Apartments Project, (FNMA Gtd.), 0.31%, 7/9/10	10,700	10,700
St. Louis County Missouri Industrial Development Authority Revenue Refunding VRDB, Friendship Village, Series B, (Bank of America, N.A. LOC), 0.22%, 7/9/10	4,235	4,235

		236,990

Montana - 0.1%
Forsyth Mont Pollution Control Revenue Refunding VRDB, Pacificorp Project, (BNP Paribas LOC), 0.22%, 7/1/10	6,190	6,190

Nebraska - 0.5%
Omaha Public Power District Nebraska Separate Electric Revenue Eagle-720053008-Class A, (Berkshire Hathaway Inc. Insured), 0.32%, 7/9/10 (1)	27,760	27,760

Nevada - 1.3%
Carson City Nevada Hospital Revenue VRDB, Carson-Tahoe Hospital Project, Series B, (U.S. Bank N.A. LOC), 0.27%, 7/9/10	3,700	3,700
Las Vegas Nevada Economic Development Revenue VRDB, Keep Memory Alive Project, Series A, (Bank of New York LOC), 0.31%, 7/9/10	68,600	68,600
Las Vegas Valley Nevada Water District Water Improvement, Series B, 0.25%, 7/1/10	7,500	7,500
Series C, 0.25%, 7/1/10	2,525	2,525

		82,325

New Hampshire - 1.6%
New Hampshire Health & Education Facilities Authority Hospital Revenue VRDB, Catholic Medical Center, Series B, (Federal Home Loan Bank Boston LOC), 0.28%, 7/9/10	15,500	15,500
New Hampshire Health & Education Facilities Authority Revenue VRDB, Easter Seals New Hampshire, Series A, (Federal Home Loan Bank Boston LOC), 0.33%, 7/9/10	11,000	11,000

NORTHERN FUNDS QUARTERLY REPORT    13    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
New Hampshire - 1.6% continued
New Hampshire Health & Education Facilities Authority Revenue VRDB, Kendal At Hanover, Series B, (Federal Home Loan Bank Boston LOC), 0.26%, 7/9/10	$3,470	$3,470
New Hampshire Health & Education Facilities Authority Revenue VRDB, Phillips Exeter Academy, 0.31%, 7/9/10	25,000	25,000
New Hampshire Health & Education Facilities Authority Revenue VRDB, Tilton School, (Banco Santander Central Hispano LOC), 0.56%, 7/9/10	4,805	4,805
New Hampshire Health & Education Facilities Authority Revenue VRDB, University Systems-New Hampshire, Series B-1, 0.22%, 7/1/10	32,600	32,600
New Hampshire Higher Educational & Health Facilities Authority Revenue Riverwoods At Exeter, Series B, (Bank of America, N.A. LOC), 0.31%, 7/9/10	8,250	8,250

		100,625

New Jersey - 0.1%
New Jersey Economic Development Authority Economic Development Revenue Passaic Hebrew Institution, (Banco Santander Central Hispano LOC), 0.42%, 7/9/10	3,000	3,000
New Jersey Economic Development Authority Economic Development Revenue VRDB, Frisch School Project, (Banco Santander Central Hispano LOC), 0.35%, 7/9/10	2,500	2,500
New Jersey Economic Development Authority Revenue Refunding VRDB, Cranes Mill Project, Series B, (TD Bank, N.A. LOC), 0.27%, 7/9/10	300	300
New Jersey Health Care Facilities Financing Authority Revenue VRDB, RWJ Health Care Corp., (The Toronto-Dominion Bank LOC), 0.25%, 7/9/10	2,300	2,300

		8,100

New Mexico - 1.7%
Farmington New Mexico Pollution Control Revenue Refunding Bonds, Arizona Public Service Co., Series B, (Barclays Bank PLC LOC), 0.15%, 7/1/10	6,600	6,600
New Mexico Financial Authority State Transportation Revenue Refunding Bonds, Sub-Series B-1, (State Street Bank & Trust LOC), 0.24%, 7/9/10	8,800	8,800
Sub-Series B-2, (UBS AG LOC), 0.27%, 7/9/10	2,800	2,800
New Mexico Municipal Energy Acquisition Authority Gas Supply VRDB, 0.60%, 7/9/10	45,000	45,000
New Mexico State Hospital Equip Loan Council Hospital Revenue VRDB, Presbyterian Healthcare, Series B, 0.27%, 7/9/10	17,800	17,800
Series C, 0.23%, 7/9/10	20,900	20,900

		101,900

New York - 7.8%
Chemung County New York Industrial Development Agency Civic Facilities Revenue VRDB, Elmira College Project, Series A, (J.P. Morgan Chase Bank LOC), 0.32%, 7/9/10	8,100	8,100
Eagle Tax-Exempt Trust Various States Eagle-20090048-Class A, (Berkshire Hathaway Inc. Insured), 0.32%, 7/9/10 (1)	29,680	29,680
Metro Transportation Authority New York Revenue Municipal Commercial Paper, Series 2007-C, (RBS NV LOC), 0.45%, 7/8/10	51,000	51,000

MONEY MARKET FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
New York - 7.8% continued
Metropolitan Transportation Authority New York Dedicated Tax Fund Refunding VRDB, Series A, 0.31%, 7/9/10	$52,485	$52,485
Metropolitan Transportation Authority New York Revenue RANS, 2.00%, 12/31/10	25,000	25,201
Metropolitan Transportation Authority New York Revenue VRDB, Sub-Series E-2, (BNP Paribas LOC), 0.28%, 7/9/10	14,000	14,000
Metropolitan Transportation Authority, (RBS NV LOC), 0.40%, 7/15/10	10,000	10,000
0.40%, 8/5/10	35,000	35,000
0.42%, 9/13/10	20,000	20,000
Monroe County New York Industrial Development Agency Civic Facilities Revenue VRDB, Harley School Project, (Manufacturory & Traders Trust Co. LOC), 0.36%, 7/9/10	2,000	2,000
Monroe Security & Safety Systems Local Development New York Revenue VRDB, (Manufacturory & Traders Trust Co. LOC), 0.31%, 7/9/10	25,000	25,000
New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Congregation Darchei Torah, (KeyBank N.A. LOC), 0.49%, 7/9/10	23,780	23,780
New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (Manufacturory & Traders Trust Co. LOC), 0.36%, 7/9/10	2,000	2,000
New York Liberty Development Corp. Liberty Revenue VRDB, World Trade Center Project, Series A, 0.50%, 1/18/11	100,000	100,000
New York New York City Housing Development Corp. Multifamily Rent Housing Revenue VRDB, Related-Monterey, Series A, 0.19%, 7/9/10	5,200	5,200
New York New York City Municipal Water Financial Authority Water & Sewer Systems Revenue 2nd General Resolution, Series Aa-3, 0.36%, 7/9/10	2,600	2,600
New York State Urban Development Corp. Revenue Various State Facilities, Series A3A, 0.32%, 7/9/10	9,200	9,200
New York State Urban Development Corp. Revenue, Series 164, 0.31%, 7/9/10 (1)	19,500	19,500
Oneida County New York Industrial Development Agency Revenue VRDB, Preswick Glen Civic Facility, (Banco Santander Central Hispano LOC), 0.36%, 7/9/10	16,000	16,000
Onondaga County New York Industrial Development Agency Civic Facilities Revenue VRDB, Syracuse Research Corp. Project, (Manufacturory & Traders Trust Co. LOC), 0.36%, 7/9/10	7,215	7,215
Triborough Bridge & Tunnel Authority New York Revenues VRDB, Series A, 0.28%, 7/9/10	4,420	4,420
Westchester County New York Industrial Development Agency Continuing Care Retirement Refunding VRDB, Hebrew Hospital Senior Housing Inc., (Manufacturory & Traders Trust Co. LOC), 0.36%, 7/9/10	13,465	13,465

		475,846

North Carolina - 3.5%
Guilford County North Carolina G.O. VRDB, Series B, 0.28%, 7/9/10	4,600	4,600
0.33%, 7/9/10	5,200	5,200

NORTHERN FUNDS QUARTERLY REPORT    15    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
North Carolina - 3.5% continued
Mecklenburg County North Carolina COPS VRDB, 0.34%, 7/9/10	$17,940	$17,940
Series A, 0.58%, 7/9/10	37,715	37,715
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Campbell University, (Branch Banking & Trust Co. LOC), 0.34%, 7/9/10	5,900	5,900
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Rocky Mountain Preparatory School, (Branch Banking & Trust Co. LOC), 0.34%, 7/9/10	6,300	6,300
North Carolina Capital Facilities Financial Agency Recreational Facilities Revenue VRDB, YMCA Greater Charlotte Project, Series B, (Wachovia Bank, N.A. LOC), 0.30%, 7/9/10	14,200	14,200
North Carolina Capital Facilities Financial Agency Revenue Eagle-20060012-Class A, 0.32%, 7/9/10 (1)	12,000	12,000
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, University Health Systems Eastern, Series B1, (Branch Banking & Trust Co. LOC), 0.20%, 7/9/10	4,900	4,900
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, Wakemed, Series C, (Wachovia Bank, N.A. LOC), 0.30%, 7/9/10	16,355	16,355
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, 1st Mortgage Pennybyrn Project, Series C, (Bank of America, N.A. LOC), 0.28%, 7/9/10	5,945	5,945
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Novant Health Group, Series A, 0.25%, 7/9/10	25,350	25,350
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Person Memorial Hospital, (Branch Banking & Trust Co. LOC), 0.34%, 7/9/10	8,910	8,910
North Carolina Medical Care Commission Hospital Revenue Aces-Pooled Equip Financing Project, (KBC Bank N.V. LOC), 0.23%, 7/9/10	8,100	8,100
Raleigh Combined Enterprise System Revenue, Floaters Series 11, 0.31%, 7/9/10 (1)	10,980	10,980
University North Carolina University Revenue Eagle-720053014-Class A, 0.31%, 7/9/10 (1)	5,800	5,800
Wake County North Carolina G.O. VRDB, Series A, 0.26%, 7/9/10	9,450	9,450
Winston-Salem North Carolina Water & Sewer Systems Revenue Refunding VRDB, Series C, 0.25%, 7/9/10	11,205	11,205

		210,850

Ohio - 3.8%
Akron Bath Copley Ohio Joint Township Hospital District Revenue VRDB, Hospital Facilities-Summa Health Systems, Series B, (J.P. Morgan Chase Bank LOC), 0.26%, 7/9/10	12,490	12,490
American Municipal Power-Ohio Inc VRDB, Combustion Turbine Project, (KeyBank N.A. LOC), 0.38%, 7/9/10	9,305	9,305
Athens County Ohio Port Authority Housing Revenue University Housing For Ohio Inc. Project, (Wachovia Bank, N.A. LOC), 0.31%, 7/9/10	28,195	28,195
Cleveland-Cuyahoga County Ohio Port Authority Revenue VRDB, Euclid Avenue Housing Corp. Project, (U.S. Bank N.A. LOC), 0.28%, 7/9/10	3,000	3,000

MONEY MARKET FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
Ohio - 3.8% continued
Cuyahoga County Ohio Health Care& Independent Living Facilities Revenue VRDB, Eliza Jennings Senior Care, Series B, (Banco Santander Central Hispano LOC), 0.38%, 7/9/10	$21,660	$21,660
Cuyahoga County Ohio Hospital Revenue VRDB, Improvement-Metrohealth Systems Project, (PNC Bank LOC), 0.26%, 7/9/10	23,785	23,785
Franklin County Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A, (PNC Bank LOC), 0.26%, 7/9/10	53,600	53,600
Franklin County Ohio Hospital Revenue Refunding Bonds, Facilities-Ohiohealth Corp., Series A, 0.24%, 7/9/10	16,480	16,480
Geauga County Ohio Revenue VRDB, South Franklin Circle Project, Series A, (KeyBank N.A. LOC), 0.29%, 7/1/10	14,100	14,100
Lancaster Port Authority Ohio Gas Revenue VRDB, 0.60%, 7/9/10	29,000	29,000
Montgomery County Ohio Economic Development Revenue The Dayton Art Institute, (U.S. Bank N.A. LOC), 0.19%, 7/9/10	5,100	5,100
Ohio Housing Financial Agency Multifamily Revenue VRDB, Housing Chambrel At Montrose, Series F, (FNMA LOC), 0.31%, 7/9/10	6,451	6,451
Richland County Ohio Health Care Facilities Revenue Refunding Bonds, Wesleyan Senior Living, Series A, (J.P. Morgan Chase Bank LOC), 0.34%, 7/9/10	3,770	3,770
Warren County Ohio Health Care Facilities Revenue VRDB, Otterbein Homes Project, (U.S. Bank N.A. LOC), 0.28%, 7/9/10	4,000	4,000

		230,936

Oregon - 0.9%
Oregon State Facilities Authority Revenue VRDB, Quatama Crossing Housing, Series A, (FNMA LOC), 0.30%, 7/9/10	29,030	29,030
Oregon State G.O. TANS, Series A, 2.00%, 6/30/11	16,750	17,018
Oregon State Health Housing Educational & Cultural Facilities Authority Assumption Village Project, Series A, (KeyBank N.A. LOC), 0.38%, 7/9/10	300	300
Oregon State Health Housing Educational & Cultural Facilities Authority VRDB, The Evangelical Lutheran, Series A, (U.S. Bank N.A. LOC), 0.32%, 7/9/10	2,300	2,300
Yamhill County Oregon Hospital Authority Revenue Refunding VRDB, Friendsview Community, (U.S. Bank N.A. LOC), 0.15%, 7/1/10	4,000	4,000

		52,648

Pennsylvania - 2.7%
Allegheny County Pennsylvania Hospital Development Authority Revenue VRDB, University Pittsburgh Medical Center, Series C, (PNC Bank LOC), 0.18%, 7/9/10	15,000	15,000
Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue Refunding VRDB, FirstEnergy, Series A, (Bank of Nova Scotia LOC), 0.21%, 7/9/10	13,525	13,525
Berks County Pennsylvania Municipal Authority Revenue VRDB, Phoebe-Devitt Homes Project, Series A, (Banco Santander Central Hispano LOC), 0.38%, 7/9/10	4,045	4,045
Cumberland County Pennsylvania Municipal Authority Revenue Refunding VRDB, Asbury Obligated Group, (KBC Bank N.V. LOC), 0.28%, 7/9/10	1,990	1,990

NORTHERN FUNDS QUARTERLY REPORT    17    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
Pennsylvania - 2.7% continued
Haverford Township Pennsylvania School District, (TD Bank, N.A. LOC), 0.29%, 7/9/10	$8,000	$8,000
Horizon Hospital Systems Authority Pennsylvania Health & Housing Facilities Revenue VRDB, Senior-St Paul Homes Project, (Manufacturory & Traders Trust Co. LOC), 0.36%, 7/9/10	7,585	7,585
Lancaster Pennsylvania Industrial Development Authority Revenue VRDB, Mennonite Home Project, (Manufacturory & Traders Trust Co. LOC), 0.36%, 7/9/10	3,000	3,000
Lower Merion Pennsylvania School District VRDB, Capital Project, Series A, (State Street Bank & Trust LOC), 0.28%, 7/9/10	13,500	13,500
Series B, (U.S. Bank N.A. LOC), 0.28%, 7/9/10	12,000	12,000
Montgomery County Pennsylvania G.O. Bonds, Series A, 0.15%, 7/1/10	30,380	30,380
Pennsylvania Housing Financial Agency Multifamily Housing Revenue VRDB, Special Ltd. Obligation-Foxwood, (Bank of America, N.A. LOC), 0.29%, 7/9/10	4,300	4,300
Pennsylvania State Turnpike Commission Turnpike Revenue Refunding Bonds, Multi-Modal, Series A-1, 0.28%, 7/9/10	7,800	7,800
Series A-3, 0.28%, 7/9/10	14,200	14,200
RBC Municipal Prods Inc. Trust Various States, Series C-13, (Royal Bank of Canada LOC), 0.30%, 7/9/10 (1)	10,000	10,000
Southcentral Pennsylvania General Authority Revenue VRDB, Hanover Lutheran Village Project, (Manufacturory & Traders Trust Co. LOC), 0.31%, 7/9/10 (1)	8,370	8,370
Westmoreland County Pennsylvania Industrial Development Authority Revenue VRDB, Retirement-Redstone, Series C, (Banco Santander Central Hispano LOC), 0.38%, 7/9/10	10,000	10,000

		163,695

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue Refunding VRDB, Bryant University, (TD Bank, N.A. LOC), 0.23%, 7/9/10	12,170	12,170

South Carolina - 0.7%
Easley South Carolina Utilities Revenue Refunding VRDB, & Improvement- Combination, (AGM Insured), 0.34%, 7/9/10	10,000	10,000
Piedmont Municipal Power Agency South Carolina Electric Revenue VRDB, Series B, (Assured Guaranty Insured), 0.33%, 7/9/10	20,900	20,900
South Carolina Jobs-Economic Development Authority Hospital Revenue VRDB, Oconee Memorial Hospital Inc., Series B, (Wachovia Bank, N.A. LOC), 0.30%, 7/9/10	9,000	9,000
South Carolina State Housing Financial & Development Authority Multifamily Revenue VRDB, Rental Housing Brookside Apartments, (FHLMC Gtd.), 0.29%, 7/9/10	5,000	5,000

		44,900

MONEY MARKET FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
South Dakota - 0.0%
South Dakota State Health & Educational Facilities Authority Revenue VRDB, Regional Health, (U.S. Bank N.A. LOC), 0.15%, 7/1/10	$1,965	$1,965

Tennessee - 2.6%
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily-Timberlake Project, (FNMA Insured), 0.29%, 7/9/10	1,150	1,150
Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Multifamily Housing Refunding VRDB, Ridgelake Apartments Project, (FHLMC Gtd.), 0.31%, 7/9/10	5,525	5,525
Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Revenue Refunding Bonds, Multifamily-Housing Spinnaker, (FNMA Gtd.), 0.31%, 7/9/10	13,655	13,655
Sevier County Tennessee Public Building Authority VRDB, Local Government Public Improvement, Series B-1, (Branch Banking & Trust Co. LOC), 0.34%, 7/9/10	3,400	3,400
Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing VRDB, Gateway Projects, Series A-1, (FNMA Gtd.), 0.30%, 7/9/10	5,575	5,575
Shelby County Tennessee Health Educational & Housing Facilities Board Revenue VRDB, Hutchison School Project, (Bank of America, N.A. LOC), 0.31%, 7/9/10	9,400	9,400
Sullivan County Tennessee Health Educational & Housing Facilities Board Revenue Wellmont Health Systems Project, (Bank of America, N.A. LOC), 0.28%, 7/9/10	56,840	56,840
Tennergy Corp. Tennessee Gas Revenue STARS Certificates, Series 2006-001, (BNP Paribas LOC), 0.33%, 7/9/10 (1)	58,015	58,015
Tennessee State Local Development Authority Revenue Student Loan Program-BANS, Series A, 2.00%, 6/24/11	6,400	6,497

		160,057

Texas - 9.3%
Austin Texas Water & Wastewater Systems Revenue Refunding VRDB, (Dexia Credit Local LOC), 0.32%, 7/9/10	15,100	15,100
Capital Area Housing Financial Corp. Texas VRDB, Encino Pointe Apartments, (Bank of America, N.A. LOC), 0.31%, 7/9/10	15,700	15,700
Clipper Tax-Exempt Certificates Trust Partnership of Texas, Series 2009-52, 0.36%, 7/9/10 (1)	20,000	20,000
Series 2009-56, (United States Treasuries Escrowed), 0.34%, 7/9/10 (1)	29,500	29,500
Crawford Texas Education Facilities Corp. Revenue Prince of Peace Christian, (Wachovia Bank, N.A. LOC), 0.28%, 7/9/10	5,500	5,500
Crawford Texas Education Facilities Corp. Revenue Prince Peace Christian School, (Wachovia Bank, N.A. LOC), 0.28%, 7/9/10	4,785	4,785
HFDC of Central Texas Inc. Retirement Facilities Revenue VRDB, Sears Caprock Corp. Project, Series A, (Banco Santander Central Hispano LOC), 0.38%, 7/9/10	3,245	3,245
Houston Texas Independent School District VRDB, Schoolhouse, 0.28%, 7/9/10	36,480	36,480
Katy Texas Independent School District G.O. VRDB, Cash Building, Series C, 0.29%, 7/9/10	20,000	20,000

NORTHERN FUNDS QUARTERLY REPORT    19    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
Texas - 9.3% continued
Lower Neches Valley Authority Texas Pollution Control Revenue Chevron USA Inc. Project, (Chevron Corp. Gtd.), 0.29%, 8/16/10	$6,500	$6,500
Lubbock Texas Independent School District G.O. VRDB, School Building, Series A, 0.31%, 7/9/10	7,750	7,750
Plano Texas Health Facilities Development Corp. Revenue YMCA of Met Dallas Project, (Bank of America, N.A. LOC), 0.25%, 7/9/10	7,250	7,250
Port Arthur Texas Navigation District Environmental Facilities Revenue VRDB, Motiva Enterprises, Series B, (Motiva Enterprises, LLC Gtd.), 0.15%, 7/1/10	7,500	7,500
Series C, (Motiva Enterprises, LLC Gtd.), 0.15%, 7/1/10	7,700	7,700
Port Arthur Texas Navigation District Refunding Bonds, Texaco. Inc. Project, (Chevron Corp. Gtd.), 0.18%, 7/1/10	5,000	5,000
Rockwall Texas Independent School District G.O. VRDB, School Building, 0.53%, 7/9/10	16,000	16,000
San Antonio Texas Hotel Occupancy Texas Revenue Refunding VRDB, Sub Lien, (Wachovia Bank, N.A. LOC), 0.23%, 7/9/10	26,450	26,450
Tarrant County Texas Cultural Education Facilities Financial Corp. Revenue VRDB, Texas Health Resources, Series A, 0.23%, 7/9/10	6,500	6,500
Series E, 0.22%, 7/9/10	4,500	4,500
Tarrant County Texas Housing Financial Corp. Revenue VRDB, Multifamily Housing Gateway Apartments, (FNMA Gtd.), 0.28%, 7/9/10	8,245	8,245
Texas Municipal Gas Acquisition & Supply Corp. II Gas Supply Revenue STARS Certificates, Series 2007-042-19, 0.31%, 7/9/10 (1)	33,340	33,340
Texas State G.O. Bonds Eagle-20060126-Class A, 0.31%, 7/9/10 (1)	60,990	60,990
Texas State G.O. Refunding Bonds, Vets Housing Assistance-Fund I, 0.21%, 7/9/10	5,000	5,000
Texas State G.O. VRDB, Veterans Housing Assistance Fund II, 0.30%, 7/9/10	43,030	43,030
Texas State TANS, 2.50%, 8/31/10	110,000	110,374
Texas State Transportation Commission Revenue VRDB, First Tier, Series B, 0.38%, 7/9/10	33,200	33,200
Texas State Turnpike Authority Cent Texas Turnpike Systems Revenue Rocs Rr II R-12195, (Berkshire Hathaway Inc. Insured), 0.33%, 7/9/10 (1)	15,840	15,840
Texas Water Development Board Revenue Refunding VRDB, State Revolving Sub Lien, Series A, 0.15%, 7/1/10	11,700	11,700

		567,179

Utah - 0.6%
Eagle Tax-Exempt Trust Weekly Optmode Certificate, Series 96C4402, (AGM Insured), 0.33%, 7/9/10 (1)	8,360	8,360
Emery County Utah Pollution Control Revenue PacifiCorp, (Wells Fargo Bank, N.A. LOC), 0.23%, 7/9/10	10,000	10,000
Park City Utah Revenue VRDB, U.S. Ski & Snowboard Association, (Wells Fargo Bank, N.A. LOC), 0.30%, 7/9/10	3,380	3,380
Utah Housing Corp. Single Family Mortgage Revenue Refunding VRDB, Series A-Cl I, 0.24%, 7/9/10	5,700	5,700
Utah Transportation Authority Sales Tax Revenue, Sub-Series A, (Fortis Bank SA LOC), 0.13%, 7/1/10	10,000	10,000

		37,440

MONEY MARKET FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
Virginia - 1.5%
Charlottesville Virginia Industrial Development Authority Educational Facilities Revenue University Virginia Foundation Projects, Series A, (Wachovia Bank, N.A. LOC), 0.30%, 7/9/10	$10,375	$10,375
Fairfax County Virginia Economic Development Authority Educational Facilities Revenue VRDB, Madeira School, (Bank of America, N.A. LOC), 0.35%, 7/9/10	19,490	19,490
Fredericksburg Virginia Economic Development Authority Student Housing Facilities Revenue Refunding VRDB, UMW Apartments Project, (Bank of America, N.A. LOC), 0.28%, 7/9/10	9,950	9,950
Hampton Virginia Redevelopment & Housing Authority Multi-Family Housing Revenue Refunding VRDB, Hampton Center Apartments Project, (FHLMC Insured), 0.31%, 7/9/10	12,510	12,510
Hanover County Virginia Economic Development Authority Revenue Refunding VRDB, Bon Secours Health, Series D-2, (U.S. Bank N.A. LOC), 0.18%, 7/9/10	6,900	6,900
Harrisonburg Virginia Industrial Development Authority Revenue Refunding Bonds, Virginia Mennonite Retirement-B, Series B, (Banco Santander Central Hispano LOC), 0.38%, 7/9/10	13,250	13,250
Lynchburg Virginia Industrial Development Authority Revenue Refunding VRDB, Hospital Centra Health, Series D, (Federal Home Loan Bank Atlanta LOC), 0.29%, 7/9/10	7,600	7,600
Series E, (Federal Home Loan Bank Atlanta LOC), 0.29%, 7/9/10	7,200	7,200
Prince William County Virginia COPS VRDB, Prince William County Facilities, Series B, (Wachovia Bank, N.A. LOC), 0.22%, 7/9/10	1,375	1,375

		88,650

Washington - 2.1%
Bremerton Wash Revenue Kitsap Regional Conference, (Bank of America, N.A. LOC), 0.40%, 7/9/10	2,270	2,270
Clipper Tax-Exempt Certificates Trust Partnership of Washington, Series 2009-65, 0.36%, 7/9/10 (1)	14,740	14,740
Everett Wash Public Facilities District Project Revenue VRDB, 0.56%, 7/1/10	1,400	1,400
King County Wash G.O. Bonds Multi Modal Ltd. Tax Sewer, Series A, 0.20%, 7/9/10	8,165	8,165
Series B, 0.19%, 7/9/10	15,000	15,000
Vancouver Washington Housing Authority Revenue Refunding VRDB, Pooled Housing, (FHLMC Gtd.), 0.30%, 7/9/10	4,500	4,500
Washington State G.O. Bonds Municipal Securities Trust Receipts Societe General Bank, Series 13, 0.32%, 7/9/10 (1)	20,600	20,600
Washington State Health Care Facilities Authority Revenue VRDB, Assn Community Migrant Health, (U.S. Bank N.A. LOC), 0.32%, 7/9/10	1,900	1,900
Washington State Health Care Facilities Authority Revenue VRDB, Multicare Health Systems, Series A, (Wells Fargo Bank, N.A. LOC), 0.25%, 7/9/10	2,400	2,400
Washington State Higher Education Facilities Authority Revenue VRDB, Cornish College Arts Project, Series A, (Bank of America, N.A. LOC), 0.25%, 7/9/10	2,100	2,100
Washington State Housing Financial Commission Nonprofit Housing Revenue VRDB, Living Care Center s Project, (Wells Fargo Bank, N.A. LOC), 0.27%, 7/9/10	7,655	7,655

NORTHERN FUNDS QUARTERLY REPORT    21    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
Washington - 2.1% continued
Washington State Housing Financial Commission Nonprofit Revenue VRDB, District Council No. 5, (Wells Fargo Bank, N.A. LOC), 0.40%, 7/9/10	$3,160	$3,160
Washington State Housing Financial Commission Nonprofit Revenue VRDB, Skyline At First Hill Project, Series C, (Bank of America, N.A. LOC), 0.28%, 7/9/10	36,575	36,575
Washington State Housing Financial Commission Nonprofit Revenue VRDB, St. Thomas School Project, Series B, (Bank of America, N.A. LOC), 0.30%, 7/9/10	4,900	4,900
Washington State Housing Financial Commission Nonprofit Revenue VRDB, University Prep Academy Project, (Bank of America, N.A. LOC), 0.40%, 7/9/10	3,600	3,600

		128,965

West Virginia - 0.7%
Cabell County West Virginia County Commission Revenue VRDB, Huntington YMCA Project, (J.P. Morgan Chase Bank LOC), 0.60%, 7/9/10	2,890	2,890
Monongalia County West Virginia Building Commission Hospital Revenue Refunding Bonds, Monongalia Elder Services Inc., Series C, (J.P. Morgan Chase Bank LOC), 0.33%, 7/9/10	12,205	12,205
West Virginia State Hospital Financial Authority Revenue VRDB, Charleston Area Medical Center, Series A, (Branch Banking & Trust Co. LOC), 0.20%, 7/9/10	28,555	28,555

		43,650

Wisconsin - 3.6%
Clipper Tax-Exempt Certificates Trust Certificate Partnership of Wisconsin, Series 2009-36, 0.36%, 7/9/10 (1)	25,000	25,000
Clipper Tax-Exempt Certificates Trust Partnership of Wisconsin, Series 2009-53, 0.36%, 7/9/10 (1)	21,745	21,745
Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, University Wisconsin-Kenilworth Project, (U.S. Bank N.A. LOC), 0.31%, 7/9/10	12,750	12,750
Wauwatosa Wisconsin Housing Authority Revenue Refunding Bonds, San Camillo Inc., Series B, (U.S. Bank N.A. LOC), 0.26%, 7/9/10	3,900	3,900
Wisconsin State G.O. Bonds TANS, 2.00%, 6/15/11	50,000	50,718
Wisconsin State Health & Educational Facilities Authority Revenue Mequon Jewish Project, (J.P. Morgan Chase Bank LOC), 0.40%, 7/9/10	5,960	5,960
Wisconsin State Health & Educational Facilities Authority Revenue Mercy Alliance Inc., (U.S. Bank N.A. LOC), 0.26%, 7/9/10	26,000	26,000
Wisconsin State Health & Educational Facilities Authority Revenue Newcastle Place Inc., Series B, (Bank of America, N.A. LOC), 0.28%, 7/9/10	14,820	14,820
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Capital Lakes, Inc., Series A, (KBC Bank N.V. LOC), 0.32%, 7/9/10	600	600
Series B, (U.S. Bank N.A. LOC), 0.32%, 7/9/10	6,490	6,490
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series A, (U.S. Bank N.A. LOC), 0.20%, 7/9/10	15,000	15,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Meriter Hospital Inc., Series B, (U.S. Bank N.A. LOC), 0.15%, 7/1/10	3,800	3,800

MONEY MARKET FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.2% continued
Wisconsin - 3.6% continued
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Riverview Hosp Association, (U.S. Bank N.A. LOC), 0.15%, 7/1/10	$5,355	$5,355
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, United Lutheran Program Aging, (Wells Fargo Bank, N.A. LOC), 0.28%, 7/9/10	5,950	5,950
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Watertown Memorial Hosp Inc. Project, (J.P. Morgan Chase Bank LOC), 0.28%, 7/9/10	15,000	15,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, WHA Capital Access-Meriter, Series A, (KBC Bank N.V. LOC), 0.18%, 7/1/10	6,895	6,895

		219,983

Wyoming - 0.4%
Platte County Wyoming Poll Control Revenue Tri-State G&T, Series A, (National Rural Utilities Cooperative Finance Co. Gtd.), 0.42%, 7/1/10	24,400	24,400

Municipal States Pooled Securities - 2.3%
BB&T Municipal Trust Various States, (Branch Banking & Trust Co. LOC), 0.38%, 7/9/10 (1)	9,000	9,000
Series 1017, (Branch Banking & Trust Co. LOC), 0.38%, 7/9/10 (1)	33,230	33,230
Series 2006, (Branch Banking & Trust Co. LOC), 0.34%, 7/9/10 (1)	20,820	20,820
Series 5001, (Rabobank Group LOC), 0.46%, 7/9/10 (1)	26,900	26,900
Series 5002, (Rabobank Group LOC), 0.63%, 7/9/10 (1)	51,285	51,285

		141,235

Total Municipal Investments (Cost $6,001,499)		6,001,499

Total Investments - 98.5% (Cost $6,001,499) (2)		6,001,499

Other Assets less Liabilities - 1.5%		92,518

NET ASSETS - 100.0%		$6,094,017

(1)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.
(2)	The cost for federal income tax purposes was $6,001,499.

Percentages shown are based on Net Assets.

At June 30, 2010, the industry sectors for the Municpal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Mangement	6.4%
Educational Services	10.5
Electric Services, Gas and Combines Utilities	7.5
Executive, Legislative and General Government	24.5
General Medical and Surgical Hospitals, Specialty Hospitals, Nursing and Personal Care	10.9
Health Services and Residential Care	14.3
Local Passenger Transportation	5.2
Urban and Community Development, Housing Programs and Social Services	10.1
All other sectors less than 5%	10.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market price in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Money Market Fund’s investments, which are carried at fair value, as of June 30, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund	$—	$6,001,499	(1)	$—	$6,001,499

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    23    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued	JUNE 30, 2010 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corp

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

LOC - Letter of Credit

ROCS - Reset Option Certificates

STARS - Short Term Adjustable Rate Securities

TANS - Tax Anticipation Notes

TSB - Trustee Savings Bank

VRDB - Variable Rate Demand Bonds

MONEY MARKET FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 61.0% (1)
Federal Farm Credit Bank - 12.0%
FFCB Bonds, 2.88%, 8/4/10	$2,700	$2,707
5.25%, 9/13/10	4,355	4,399
5.15%, 12/6/10	2,000	2,042
0.60%, 12/8/10	1,000	1,001
FFCB Discount Notes, 0.24%, 9/15/10	5,000	4,997
0.28%, 12/6/10	5,000	4,994
0.28%, 12/7/10	5,000	4,994
0.21%, 12/29/10	5,000	4,995
FFCB FRN, 0.25%, 7/1/10	5,000	4,999
0.65%, 7/1/10	5,000	5,000
0.74%, 7/1/10	3,000	3,003
0.35%, 7/2/10	7,500	7,500
0.55%, 7/3/10	15,000	14,997
0.60%, 7/4/10	2,000	2,001
0.70%, 7/4/10	2,600	2,606
0.25%, 7/7/10	5,000	5,000
0.28%, 7/9/10	5,000	5,000
0.70%, 7/9/10	7,300	7,314
0.65%, 7/15/10	18,000	18,000
0.44%, 7/18/10	5,000	5,006
0.28%, 7/19/10	5,000	5,000
0.37%, 7/20/10	9,725	9,726
0.59%, 7/20/10	22,400	22,407
0.34%, 7/25/10	10,000	10,000
0.35%, 7/27/10	5,000	5,000

		162,688

Federal Home Loan Bank - 11.9%
FHLB Bonds, 1.00%, 7/6/10	1,000	1,000
0.60%, 7/12/10	5,000	5,000
0.55%, 7/16/10	6,255	6,256
3.50%, 7/16/10	4,220	4,226
0.55%, 7/28/10	2,175	2,176
4.20%, 8/18/10	5,000	5,026
0.56%, 8/20/10	5,000	5,000
3.10%, 8/25/10	1,500	1,506
5.00%, 9/1/10	2,950	2,973
5.13%, 9/10/10	5,295	5,345
5.13%, 9/29/10	1,000	1,012
1.25%, 10/14/10	1,000	1,003
0.42%, 10/15/10	1,500	1,501
0.50%, 10/15/10	1,280	1,281
0.50%, 10/18/10	3,000	3,001
0.38%, 10/26/10	1,000	1,000
0.50%, 10/29/10	5,310	5,318
0.38%, 11/4/10	2,060	2,060
1.20%, 11/4/10	2,000	2,006
0.38%, 11/5/10	1,000	1,000
3.02%, 11/12/10	1,000	1,010
1.05%, 11/15/10	1,200	1,204
0.28%, 11/17/10	1,065	1,065
0.50%, 11/23/10	1,750	1,752
0.50%, 11/24/10	1,300	1,301
0.30%, 11/26/10	4,500	4,500
3.25%, 12/10/10	6,610	6,697
4.75%, 12/10/10	1,000	1,019
0.38%, 12/14/10	7,450	7,452
3.63%, 12/17/10	1,000	1,015
0.58%, 6/3/11	5,000	4,999
FHLB Discount Notes, 0.47%, 7/7/10	4,682	4,682
0.27%, 9/10/10	3,250	3,248
0.32%, 12/1/10	4,500	4,494
FHLB FRN, 0.20%, 7/1/10	2,000	1,998
0.22%, 7/1/10	5,200	5,197
0.35%, 7/1/10	1,500	1,501
0.55%, 7/1/10	10,000	10,000
0.65%, 7/1/10	8,000	8,005
0.15%, 7/9/10	10,000	10,000
0.20%, 7/14/10	5,000	5,000
0.26%, 7/17/10	5,000	5,000
0.27%, 7/28/10	7,500	7,500
0.39%, 9/6/10	5,000	5,001

		161,330

Federal Home Loan Mortgage Corporation - 23.4%
FHLMC Callable Bond, 3.38%, 11/5/10	2,500	2,527
FHLMC Discount Notes, 0.20%, 7/12/10	7,400	7,399
0.25%, 7/12/10	3,400	3,400
0.20%, 7/14/10	2,000	2,000
0.26%, 8/17/10	12,250	12,246
0.26%, 8/25/10	5,000	4,998

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 61.0% (1) continued
Federal Home Loan Mortgage Corporation - 23.4% continued
0.25%, 10/20/10	$5,000	$4,996
0.29%, 11/1/10	4,400	4,396
0.25%, 12/14/10	10,875	10,862
FHLMC FRN, 0.35%, 7/1/10	3,700	3,706
0.20%, 7/14/10	30,000	30,000
0.28%, 7/16/10	22,197	22,204
0.39%, 7/30/10	3,000	3,005
0.23%, 8/5/10	6,070	6,068
0.46%, 8/24/10	20,099	20,100
0.52%, 9/3/10	10,000	9,999
0.61%, 9/9/10	13,179	13,200
0.51%, 9/24/10	45,000	45,008
0.51%, 9/30/10	3,000	3,003
FHLMC Notes, 4.13%, 7/12/10	19,521	19,544
3.25%, 7/16/10	17,787	17,809
3.05%, 8/12/10	5,000	5,016
4.88%, 8/16/10	4,000	4,023
5.13%, 8/23/10	1,000	1,007
1.45%, 9/10/10	6,000	6,014
6.88%, 9/15/10	13,500	13,685
4.75%, 10/4/10	1,000	1,012
4.13%, 10/18/10	6,512	6,587
5.00%, 10/18/10	7,845	7,955
3.13%, 10/25/10	10,247	10,340
2.88%, 11/23/10	9,285	9,378
4.75%, 12/8/10	7,327	7,470

		318,957

Federal National Mortgage Association - 13.0%
FNMA Discount Notes, 0.20%, 7/1/10	8,177	8,177
0.20%, 7/26/10	5,000	4,999
0.19%, 8/2/10	20,000	19,996
0.25%, 8/16/10	9,600	9,597
0.21%, 9/1/10	17,936	17,929
0.25%, 9/20/10	5,000	4,997
0.30%, 9/20/10	2,648	2,646
0.31%, 10/1/10	5,000	4,996
0.32%, 10/1/10	8,098	8,091
0.36%, 10/1/10	2,600	2,598
0.27%, 10/12/10	5,000	4,996
0.26%, 10/13/10	1,800	1,799
0.25%, 10/25/10	3,700	3,697
0.36%, 10/25/10	2,050	2,048
0.23%, 11/24/10	3,978	3,974
FNMA FRN, 0.19%, 7/13/10	8,600	8,600
0.30%, 8/5/10	27,613	27,615
FNMA Notes, 3.00%, 7/12/10	12,940	12,951
4.25%, 8/15/10	8,539	8,580
4.38%, 9/13/10	1,514	1,526
1.50%, 9/16/10	2,515	2,522
2.88%, 10/12/10	6,300	6,345
6.63%, 11/15/10	1,781	1,823
4.75%, 12/15/10	6,731	6,867

		177,369

Tennessee Valley Authority - 0.7%
Tennessee Valley Authority Bond, 5.63%, 1/18/11	8,975	9,234

Total U.S. Government Agencies (Cost $829,578)		829,578

U.S. GOVERNMENT OBLIGATIONS - 7.1%
U.S. Treasury Bills - 4.1%
0.04%, 7/1/10	25,000	25,000
0.15%, 7/15/10	10,000	10,000
0.08%, 7/22/10	5,000	5,000
0.20%, 12/23/10	6,000	5,994
0.34%, 1/13/11	10,000	9,982

		55,976

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 7.1% continued
U.S. Treasury Notes - 3.0%
2.75%, 7/31/10	$5,000	$5,010
4.13%, 8/15/10	5,000	5,025
2.38%, 8/31/10	5,000	5,017
2.00%, 9/30/10	10,000	10,042
1.50%, 10/31/10	5,000	5,020
1.25%, 11/30/10	5,000	5,020
0.88%, 2/28/11	5,000	5,017

		40,151

Total U.S. Government Obligations (Cost $96,127)		96,127

Investments, at Amortized Cost ($925,705)		925,705

REPURCHASE AGREEMENTS - 31.7%
Joint Repurchase Agreements - 4.2% (2)
Bank of America Securities LLC, dated 6/30/10, repurchase price $12,803 0.17%, 7/1/10	12,803	12,803
Morgan Stanley & Co., Inc., dated 6/30/10, repurchase price $12,803 0.01%, 7/1/10	12,803	12,803
Societe Generale, New York Branch, dated 6/30/10, repurchase price $12,803 0.01%, 7/1/10	12,803	12,803
UBS Securities LLC, dated 6/30/10, repurchase price $19,205 0.04%, 7/1/10	19,205	19,205

		57,614

Repurchase Agreements - 27.5% (3)
Barclays Capital, Inc., dated 6/30/10, repurchase price $75,000 0.06%, 7/1/10	75,000	75,000
Citigroup Global Markets, Inc., dated 6/30/10, repurchase price $258,185 0.08%, 7/1/10	258,184	258,184
Credit Suisse Securities (USA) LLC, dated 6/30/10, repurchase price $40,000 0.25%, 7/1/10	40,000	40,000

		373,184

Total Repurchase Agreements (Cost $430,798)		430,798

Total Investments - 99.8% (Cost $1,356,503) (4)		1,356,503

Other Assets less Liabilities - 0.2%		2,792

NET ASSETS - 100.0%		$1,359,295

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$17,256	2.38% - 6.25%	8/15/23 - 1/15/27
U.S. Treasury Notes	$40,941	0.88% - 3.13%	1/31/11 - 2/15/19

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$152,357	2.89% - 5.52%	1/1/20 - 2/1/40
FHLMC	$95,278	2.62% - 4.50%	6/1/35 - 5/1/40
GNMA	$136,745	3.50% - 6.00%	10/20/24 - 2/20/40

(4)	The cost for federal income tax purposes was $1,356,503.

Percentages shown are based on net assets.

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued	JUNE 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Money Market Fund’s investments, which are carried at fair value, as of June 30, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund	$—	$1,356,503	(1)	$—	$1,356,503

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 83.2% (1)
Federal Farm Credit Bank - 30.8%
FFCB Bonds, 2.25%, 7/1/10	$3,350	$3,350
4.50%, 7/7/10	1,245	1,246
5.25%, 7/16/10	3,000	3,006
3.30%, 7/21/10	2,000	2,003
2.88%, 8/4/10	5,000	5,013
4.45%, 8/27/10	2,690	2,708
5.25%, 9/13/10	7,580	7,656
0.41%, 10/26/10	9,300	9,302
3.75%, 12/6/10	15,420	15,644
5.15%, 12/6/10	5,000	5,105
0.45%, 1/4/11	5,233	5,235
1.60%, 1/12/11	12,000	12,080
FFCB Discount Notes, 0.01%, 7/1/10	4,361	4,361
0.02%, 7/1/10	75,000	75,000
0.06%, 7/2/10	15,000	15,000
0.17%, 7/2/10	10,000	10,000
0.17%, 7/6/10	5,000	5,000
0.05%, 7/12/10	5,000	5,000
0.18%, 7/15/10	47,000	46,997
0.05%, 7/19/10	5,000	5,000
0.16%, 7/19/10	5,000	5,000
0.17%, 7/19/10	5,000	5,000
0.17%, 7/22/10	5,000	5,000
0.08%, 7/26/10	20,000	19,999
0.17%, 7/29/10	5,000	4,999
0.18%, 8/9/10	10,000	9,998
0.11%, 8/18/10	5,000	4,999
0.20%, 8/20/10	5,000	4,999
0.23%, 8/24/10	5,000	4,998
0.19%, 8/27/10	5,000	4,999
0.23%, 8/30/10	5,000	4,998
0.23%, 8/31/10	5,000	4,998
0.21%, 9/3/10	5,000	4,998
0.27%, 9/7/10	20,000	19,990
0.27%, 9/8/10	5,000	4,997
0.23%, 9/9/10	5,000	4,998
0.24%, 9/15/10	10,000	9,995
0.25%, 9/20/10	5,000	4,997
0.25%, 9/23/10	5,000	4,997
0.23%, 9/27/10	15,000	14,992
0.23%, 10/7/10	5,000	4,997
0.18%, 10/8/10	10,000	9,995
0.24%, 10/8/10	5,000	4,997
0.15%, 10/13/10	5,000	4,998
0.25%, 10/18/10	5,000	4,996
0.25%, 10/19/10	10,000	9,992
0.26%, 11/10/10	5,000	4,995
0.26%, 11/12/10	5,000	4,994
0.36%, 11/12/10	5,000	4,994
0.26%, 11/15/10	5,000	4,995
0.19%, 11/19/10	5,000	4,996
0.29%, 11/23/10	10,000	9,988
0.27%, 12/14/10	10,000	9,988
0.27%, 12/15/10	10,000	9,987
0.36%, 12/21/10	13,000	12,978
0.21%, 12/30/10	10,000	9,989
FFCB FRN, 0.15%, 7/1/10	15,000	15,000
0.17%, 7/1/10	50,000	50,000
0.20%, 7/1/10	5,000	5,000
0.25%, 7/1/10	20,000	19,997
0.65%, 7/1/10	10,000	10,000
0.70%, 7/1/10	25,000	25,000
0.74%, 7/1/10	5,000	5,005
0.35%, 7/2/10	22,000	22,000
0.32%, 7/3/10	13,000	13,000
0.55%, 7/3/10	15,000	14,997
0.33%, 7/4/10	15,000	15,000
0.60%, 7/4/10	18,800	18,808
0.70%, 7/4/10	9,000	9,020
0.35%, 7/6/10	15,000	15,000
0.25%, 7/7/10	10,000	10,000
0.28%, 7/9/10	20,000	20,000
0.70%, 7/9/10	2,200	2,204
0.54%, 7/10/10	25,000	25,000
0.29%, 7/14/10	20,000	19,998
0.65%, 7/15/10	50,000	50,000
0.25%, 7/17/10	6,000	6,000
0.25%, 7/18/10	20,000	20,000
0.28%, 7/19/10	15,000	14,999
0.37%, 7/20/10	20,000	19,999
0.59%, 7/20/10	50,000	50,000
0.26%, 7/22/10	25,000	25,000
0.84%, 7/24/10	4,000	4,014

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 83.2% (1) continued
Federal Farm Credit Bank - 30.8% continued
0.34%, 7/25/10	$20,000	$20,000
0.35%, 7/27/10	15,000	14,999
0.69%, 7/27/10	4,500	4,512
0.27%, 7/31/10	5,000	5,000
0.39%, 7/31/10	10,000	10,007

		1,066,095

Federal Home Loan Bank - 51.9%
FHLB Bonds, 0.50%, 7/1/10	5,000	5,000
0.57%, 7/6/10	49,000	49,002
1.00%, 7/6/10	5,000	5,001
4.54%, 7/6/10	2,350	2,351
0.60%, 7/12/10	10,000	10,000
0.55%, 7/16/10	20,000	20,003
3.50%, 7/16/10	54,690	54,763
0.55%, 7/28/10	1,500	1,500
0.55%, 7/29/10	8,400	8,403
3.38%, 8/13/10	20,950	21,026
4.75%, 8/13/10	3,435	3,453
0.56%, 8/20/10	25,000	24,998
3.00%, 9/10/10	3,700	3,720
3.38%, 9/10/10	4,100	4,125
5.13%, 9/10/10	22,385	22,598
1.50%, 9/13/10	5,000	5,013
4.38%, 9/17/10	30,105	30,371
5.13%, 9/29/10	13,475	13,638
0.75%, 9/30/10	12,500	12,518
1.45%, 9/30/10	3,000	3,008
1.25%, 10/14/10	4,425	4,437
0.42%, 10/15/10	11,780	11,785
0.50%, 10/15/10	1,370	1,371
0.50%, 10/18/10	5,000	5,002
0.50%, 10/20/10	5,000	5,004
1.25%, 10/20/10	2,000	2,006
3.38%, 10/20/10	6,700	6,764
4.38%, 10/22/10	1,795	1,817
0.48%, 10/25/10	10,000	10,007
1.13%, 10/27/10	1,065	1,068
0.45%, 10/28/10	7,500	7,505
0.50%, 10/29/10	20,000	20,030
0.38%, 11/3/10	5,000	5,002
0.38%, 11/4/10	10,000	10,001
0.38%, 11/5/10	9,935	9,934
1.05%, 11/15/10	1,250	1,253
0.25%, 11/26/10	9,175	9,174
0.28%, 11/26/10	7,100	7,100
0.31%, 12/9/10	23,925	23,930
3.00%, 12/10/10	4,000	4,048
3.25%, 12/10/10	20,000	20,264
3.50%, 12/10/10	15,320	15,540
3.88%, 12/10/10	4,000	4,063
4.75%, 12/10/10	12,965	13,217
4.88%, 12/10/10	7,000	7,141
0.38%, 12/14/10	15,000	15,003
3.63%, 12/17/10	4,500	4,569
0.25%, 12/21/10	4,000	4,000
0.57%, 12/29/10	1,910	1,912
0.40%, 1/4/11	2,500	2,501
0.38%, 1/7/11	4,075	4,076
0.58%, 6/3/11	25,000	24,997
FHLB Discount Notes, 0.01%, 7/1/10	23,400	23,400
0.02%, 7/1/10	55,509	55,509
0.04%, 7/1/10	15,800	15,800
0.02%, 7/2/10	15,940	15,940
0.04%, 7/2/10	37,800	37,800
0.05%, 7/2/10	13,118	13,118
0.14%, 7/2/10	25,000	25,000
0.18%, 7/2/10	2,800	2,800
0.20%, 7/2/10	3,300	3,300
0.03%, 7/6/10	25,000	25,000
0.22%, 7/6/10	1,000	1,000
0.05%, 7/7/10	73,213	73,212
0.07%, 7/7/10	25,400	25,400
0.10%, 7/7/10	102,600	102,598
0.06%, 7/9/10	33,300	33,299
0.07%, 7/9/10	47,448	47,447
0.10%, 7/9/10	25,585	25,584
0.15%, 7/9/10	3,000	3,000
0.47%, 7/9/10	7,250	7,250
0.20%, 7/12/10	3,400	3,400
0.07%, 7/13/10	3,980	3,980
0.07%, 7/14/10	15,034	15,033
0.08%, 7/14/10	22,800	22,799
0.19%, 7/14/10	4,825	4,825
0.20%, 7/14/10	6,645	6,645

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 83.2% (1) continued
Federal Home Loan Bank - 51.9% continued
0.08%, 7/16/10	$76,716	$76,713
0.09%, 7/16/10	20,100	20,099
0.20%, 7/16/10	2,800	2,800
0.11%, 7/21/10	25,000	24,999
0.19%, 7/21/10	26,900	26,898
0.20%, 7/21/10	19,300	19,298
0.07%, 7/23/10	20,950	20,949
0.11%, 7/23/10	23,100	23,098
0.19%, 7/23/10	9,000	8,999
0.20%, 7/28/10	1,400	1,400
0.10%, 7/30/10	1,630	1,630
0.19%, 8/13/10	3,900	3,899
0.20%, 8/18/10	13,000	12,996
0.22%, 8/18/10	14,075	14,071
0.14%, 9/8/10	25,000	24,993
0.14%, 9/15/10	25,000	24,993
0.29%, 9/16/10	3,602	3,600
0.17%, 9/17/10	5,000	4,998
0.30%, 9/28/10	13,491	13,481
0.36%, 10/25/10	18,500	18,479
0.28%, 12/10/10	17,000	16,979
FHLB FRN, 0.33%, 7/1/10	1,000	1,000
0.42%, 7/1/10	25,000	25,000
0.65%, 7/1/10	35,000	34,999
0.05%, 7/6/10	25,600	25,600
0.15%, 7/9/10	50,000	50,000
0.31%, 7/9/10	25,000	25,000
0.53%, 7/13/10	20,000	20,002
0.20%, 7/14/10	15,000	15,000
0.26%, 7/17/10	10,000	10,000
0.25%, 7/27/10	5,000	5,000
0.27%, 7/28/10	10,000	10,000
FHLB Notes, 0.44%, 10/7/10	4,030	4,033
0.28%, 11/10/10	50,000	50,007

		1,799,164

Tennessee Valley Authority - 0.5%
Tennessee Valley Authority Bond, 5.63%, 1/18/11	16,820	17,306

Total U.S. Government Agencies (Cost $2,882,565)		2,882,565

U.S. GOVERNMENT OBLIGATIONS - 17.4%
U.S. Treasury Bills - 14.0%
0.02%, 7/1/10	112,000	112,000
0.03%, 7/1/10	50,000	50,000
0.04%, 7/1/10	5,000	5,000
0.02%, 7/8/10	37,000	37,000
0.03%, 7/8/10	25,000	25,000
0.04%, 7/8/10	25,000	25,000
0.05%, 7/8/10	25,000	25,000
0.03%, 7/15/10	14,400	14,400
0.05%, 7/15/10	25,000	24,999
0.06%, 7/15/10	50,000	49,999
0.05%, 7/22/10	16,880	16,880
0.13%, 7/29/10	25,000	24,997
0.15%, 8/26/10	12,000	11,997
0.17%, 8/26/10	4,000	3,999
0.16%, 9/2/10	20,000	19,994
0.17%, 9/9/10	4,000	3,999
0.34%, 1/13/11	35,000	34,936

		485,200

U.S. Treasury Notes - 3.4%
2.75%, 7/31/10	29,000	29,062
4.13%, 8/15/10	20,000	20,098
2.00%, 9/30/10	30,000	30,130
1.50%, 10/31/10	35,000	35,142
0.88%, 2/28/11	5,000	5,017

		119,449

Total U.S. Government Obligations (Cost $604,649)		604,649

Investments, at Amortized Cost ($3,487,214)		3,487,214

Total Investments - 100.6% (Cost $3,487,214) (2)		3,487,214

Liabilities less Other Assets - (0.6)%		(20,162)

NET ASSETS - 100.0%		$3,467,052

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The cost for federal income tax purposes was $3,487,214.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued	JUNE 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Money Market Fund’s investments, which are carried at fair value, as of June 30, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund	$—	$3,487,214	(1)	$—	$3,487,214

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FRN - Floating Rate Notes

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.4%
Automobile - 0.1%
Ford Credit Auto Owner Trust, Series 2008-A, Class A4,
4.37%, 10/15/12	$350	$363
USAA Auto Owner Trust, Series 2009-1, Class A4,
4.77%, 9/15/14	570	610
USAA Auto Owner Trust, Series 2009-2, Class A3,
1.54%, 2/18/14	500	504
USAA Auto Owner Trust, Series 2009-2, Class A4,
2.53%, 7/15/15	200	206

		1,683

Commercial Mortgage Services - 3.1%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3,
5.12%, 7/11/43	190	198
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A2,
4.65%, 9/11/36	1,000	1,049
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3,
4.13%, 7/10/42	78	77
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6,
4.88%, 7/10/42	350	367
Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A3,
4.56%, 11/10/41	750	766
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4,
5.22%, 11/10/42	530	557
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class AJ,
5.35%, 9/10/47	325	289
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4,
5.63%, 7/10/46	805	827
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class AM,
5.68%, 7/10/46	400	345
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class AM,
5.39%, 10/10/45	500	419
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4,
5.45%, 1/15/49	330	334
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4,
6.37%, 2/10/51	500	531
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,
5.19%, 5/11/39	250	265
Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4,
4.68%, 8/13/39	500	528
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3,
5.47%, 6/11/41	500	535
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AJ,
5.95%, 9/11/38	575	455
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4,
5.54%, 9/11/41	660	689
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4,
5.54%, 10/12/41	250	262
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4,
5.47%, 1/12/45	1,000	1,035
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4,
5.74%, 9/11/42	750	783
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM,
5.84%, 9/11/42	250	222
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3,
5.92%, 3/15/49	240	256
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AJ,
5.92%, 3/15/49	600	496
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4,
5.43%, 10/15/49	500	510
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4,
5.40%, 7/15/44	1,825	1,955
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4,
5.89%, 11/15/44	500	507

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.4% continued
Commercial Mortgage Services - 3.1% continued
Commercial Mortgage Pass Through Certificates, Series 2003-LB1A, Class A2,
4.08%, 6/10/38	$625	$645
Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A4,
4.72%, 3/10/39	500	518
Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A5A,
5.12%, 6/10/44	1,000	1,051
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A4,
5.31%, 12/10/46	500	488
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4,
5.61%, 2/15/39	500	526
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3,
5.47%, 9/15/39	500	491
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3,
5.31%, 12/15/39	600	594
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A2,
6.00%, 9/15/39	1,000	1,041
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2,
5.18%, 11/15/36	440	462
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5,
3.94%, 5/15/38	1,000	1,031
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class A4,
4.90%, 12/15/36	800	853
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A4,
5.01%, 2/15/38	1,000	1,042
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4,
5.10%, 8/15/38	600	632
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ,
5.23%, 12/15/40	390	315
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2,
6.07%, 6/10/38	500	521
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3,
6.27%, 12/10/35	500	528
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4,
4.11%, 7/5/35	470	487
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7,
5.32%, 6/10/36	500	534
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM,
6.09%, 7/10/38	500	430
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4,
5.74%, 12/10/49	600	590
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3,
4.61%, 1/10/40	200	210
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4,
5.55%, 4/10/38	300	309
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4,
6.00%, 8/10/45	525	516
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
4.28%, 1/12/37	24	25
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A2,
4.99%, 1/12/37	500	524
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class A2,
4.92%, 10/15/37	1,400	1,483
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class AJ,
5.48%, 12/15/44	370	315
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class AJ,
5.49%, 12/12/43	750	485
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class AJ,
6.06%, 4/15/45	500	369
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3,
5.34%, 5/15/47	500	494

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.4% continued
Commercial Mortgage Services - 3.1% continued
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4,
5.44%, 6/12/47	$600	$599
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4,
5.94%, 2/12/49	850	857
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4,
5.98%, 6/15/49	1,063	1,040
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3,
5.42%, 1/15/49	1,000	977
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4,
5.12%, 11/15/32	805	860
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4,
4.57%, 1/15/31	540	553
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4,
4.37%, 3/15/36	520	527
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5,
5.15%, 4/15/30	1,000	1,055
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class AM,
5.71%, 3/15/39	185	162
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4,
5.37%, 9/15/39	800	827
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3,
5.35%, 11/15/38	500	516
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3,
5.43%, 2/15/40	500	502
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.32%, 4/15/41	500	531
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4,
5.24%, 11/12/35	800	856
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2,
4.07%, 10/12/41	27	27
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A2,
4.17%, 8/12/39	178	181
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A2,
4.56%, 6/12/43	79	79
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,
6.02%, 6/12/50	650	665
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3,
6.15%, 8/12/49	500	509
Morgan Stanley Capital I, Series 2003-IQ6, Class A4,
4.97%, 12/15/41	500	531
Morgan Stanley Capital I, Series 2004-HQ4, Class A7,
4.97%, 4/14/40	1,400	1,427
Morgan Stanley Capital I, Series 2004-IQ8, Class A3,
4.50%, 6/15/40	147	149
Morgan Stanley Capital I, Series 2004-IQ8, Class A5,
5.11%, 6/15/40	1,000	1,051
Morgan Stanley Capital I, Series 2005-HQ5, Class A4,
5.17%, 1/14/42	500	530
Morgan Stanley Capital I, Series 2005-HQ7, Class A4,
5.38%, 11/14/42	520	555
Morgan Stanley Capital I, Series 2006-HQ8, Class A2,
5.37%, 3/12/44	280	283
Morgan Stanley Capital I, Series 2006-HQ8, Class AJ,
5.64%, 3/12/44	600	484
Morgan Stanley Capital I, Series 2006-IQ11, Class A4,
5.94%, 10/15/42	500	535
Morgan Stanley Capital I, Series 2006-T23, Class A4,
5.98%, 8/12/41	1,000	1,071
Morgan Stanley Capital I, Series 2007-T25, Class AJ,
5.57%, 11/12/49	625	502
Morgan Stanley Capital I, Series 2007-T27, Class A4,
5.80%, 6/11/42	1,200	1,257

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.4% continued
Commercial Mortgage Services - 3.1% continued
Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class A4,
5.08%, 9/15/37	$1,000	$1,055
Morgan Stanley Dean Witter Capital I, Series 2003-TOP9, Class A2,
4.74%, 11/13/36	205	215
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4,
4.98%, 11/15/34	185	195
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4,
5.13%, 8/15/35	500	534
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8, Class A4,
4.96%, 11/15/35	700	744
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A4,
5.03%, 1/15/41	500	512
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4,
4.80%, 10/15/41	1,000	1,037
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4,
5.44%, 12/15/44	1,000	1,067
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM,
5.49%, 12/15/44	250	244
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM,
5.47%, 1/15/45	500	431
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM,
6.16%, 6/15/45	450	404
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4,
5.57%, 10/15/48	500	517

		58,419

Credit Card - 0.1%
BA Credit Card Trust, Series 2007-A1, Class A1,
5.17%, 6/15/19	185	209
Capital One Multi-Asset Execution Trust, Series 2006-A10, Class A10,
5.15%, 6/16/14	300	314
Citibank Credit Card Issuance Trust, Series 2003-A10, Class A10,
4.75%, 12/10/15	130	142
Citibank Credit Card Issuance Trust, Series 2004-A8, Class A8,
4.90%, 12/12/16	350	387
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9,
5.10%, 11/20/17	170	191
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3,
6.15%, 6/15/39	100	126
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6,
6.30%, 6/20/14	350	374
Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4,
4.90%, 6/23/16	500	552
Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5,
2.25%, 12/23/14	400	407
Discover Card Master Trust, Series 2007-A1, Class A1,
5.65%, 3/16/20	300	345
MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1,
4.45%, 8/15/16	120	127

		3,174

Regional - 0.0%
New Jersey Economic Development Authority, Series A,
7.43%, 2/15/29	100	112

Utilities - 0.1%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1,
1.83%, 2/15/16	200	204
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A2,
3.46%, 8/15/19	500	519
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A3,
4.24%, 8/15/23	500	529
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5,
6.42%, 3/1/15	250	275
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3,
4.38%, 11/1/23	100	107

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.4% continued
Utilities - 0.1% continued
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A3,
4.95%, 2/15/15	$92	$96

		1,730

Total Asset-Backed Securities (Cost $60,720)		65,118

CORPORATE BONDS - 15.8%
Aerospace/Defense - 0.3%
Boeing (The) Co.,
5.13%, 2/15/13	550	601
3.75%, 11/20/16	400	427
6.13%, 2/15/33	135	153
6.63%, 2/15/38	100	122
5.88%, 2/15/40	75	84
General Dynamics Corp.,
4.25%, 5/15/13	235	253
5.38%, 8/15/15	150	171
L-3 Communications Corp.,
5.20%, 10/15/19	250	261
Lockheed Martin Corp.,
7.65%, 5/1/16	100	126
4.25%, 11/15/19	500	526
8.50%, 12/1/29	75	105
6.15%, 9/1/36	275	318
Northrop Grumman Corp.,
5.05%, 8/1/19	170	187
Northrop Grumman Systems Corp.,
7.75%, 2/15/31	275	369
Raytheon Co.,
5.38%, 4/1/13	250	275
4.40%, 2/15/20	510	547
United Technologies Corp.,
6.10%, 5/15/12	300	327
4.88%, 5/1/15	275	307
5.38%, 12/15/17	390	447
4.50%, 4/15/20	450	487
6.05%, 6/1/36	100	114
6.13%, 7/15/38	175	205

		6,412

Agriculture - 0.2%
Altria Group, Inc.,
9.70%, 11/10/18	950	1,203
9.25%, 8/6/19	250	312
9.95%, 11/10/38	150	197
10.20%, 2/6/39	100	134
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	325	370
5.38%, 9/15/35	175	184
6.45%, 1/15/38	50	61
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	100	106
8.50%, 6/15/19	60	72
Philip Morris International, Inc.,
4.88%, 5/16/13	90	97
5.65%, 5/16/18	625	684
4.50%, 3/26/20	250	254
6.38%, 5/16/38	280	328
Reynolds American, Inc.,
7.63%, 6/1/16	150	170

		4,172

Airlines - 0.0%
Continental Airlines, Inc., Series 2009-2, Class A, Pass Through Trust,
7.25%, 11/10/19	375	399

Apparel - 0.0%
VF Corp.,
6.45%, 11/1/37	30	34

Auto Manufacturers - 0.1%
Daimler Finance N.A. LLC,
6.50%, 11/15/13	850	951
8.50%, 1/18/31	175	224

		1,175

Auto Parts & Equipment - 0.0%
Johnson Controls, Inc.,
5.00%, 3/30/20	155	163

Banks - 3.6%
Ally Financial, Inc.,
2.20%, 12/19/12	2,000	2,055
American Express Bank FSB,
5.50%, 4/16/13	350	378
Bank of America Corp.,
6.25%, 4/15/12	350	372
5.38%, 9/11/12	150	157
4.88%, 9/15/12	250	260

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Banks - 3.6% continued
4.88%, 1/15/13	$300	$314
4.90%, 5/1/13	350	367
5.38%, 6/15/14	50	53
5.13%, 11/15/14	400	417
4.50%, 4/1/15	65	66
4.75%, 8/1/15	325	332
5.75%, 8/15/16	100	104
5.63%, 10/14/16	200	207
6.00%, 9/1/17	250	263
5.75%, 12/1/17	865	897
5.65%, 5/1/18	450	461
7.63%, 6/1/19	540	619
6.50%, 9/15/37	25	25
Bank of America N.A.,
5.30%, 3/15/17	1,075	1,082
6.00%, 10/15/36	250	240
Bank of New York Mellon (The) Corp.,
5.13%, 11/1/11	50	53
6.38%, 4/1/12	100	109
4.95%, 11/1/12	450	487
4.50%, 4/1/13	120	129
4.30%, 5/15/14	200	215
2.95%, 6/18/15	200	202
5.50%, 12/1/17	100	108
5.45%, 5/15/19	75	84
Bank One Corp.,
7.75%, 7/15/25	54	64
BB&T Capital Trust II,
6.75%, 6/7/36	75	75
BB&T Corp.,
4.75%, 10/1/12	100	106
5.20%, 12/23/15	600	640
3.95%, 4/29/16	250	257
Capital One Financial Corp.,
7.38%, 5/23/14	775	886
5.50%, 6/1/15	250	268
Citigroup, Inc.,
2.88%, 12/9/11	2,000	2,062
6.00%, 2/21/12	550	576
5.25%, 2/27/12	600	621
2.13%, 4/30/12	3,000	3,074
5.50%, 4/11/13	1,000	1,040
6.50%, 8/19/13	100	107
5.13%, 5/5/14	200	204
5.00%, 9/15/14	1,300	1,300
5.30%, 1/7/16	800	809
5.50%, 2/15/17	225	222
6.00%, 8/15/17	100	104
6.13%, 11/21/17	1,075	1,123
6.13%, 5/15/18	350	365
8.50%, 5/22/19	500	596
6.63%, 6/15/32	100	95
6.00%, 10/31/33	350	313
6.88%, 3/5/38	150	157
8.13%, 7/15/39	360	429
Fifth Third Bancorp,
6.25%, 5/1/13	100	109
5.45%, 1/15/17	75	77
8.25%, 3/1/38	275	308
FleetBoston Financial Corp.,
6.88%, 1/15/28	100	101
Goldman Sachs Group (The), Inc.,
6.60%, 1/15/12	100	106
5.70%, 9/1/12	400	422
5.45%, 11/1/12	500	527
4.75%, 7/15/13	350	365
5.25%, 10/15/13	150	158
6.00%, 5/1/14	650	699
5.50%, 11/15/14	150	159
5.13%, 1/15/15	500	525
5.35%, 1/15/16	1,100	1,138
5.75%, 10/1/16	250	264
5.63%, 1/15/17	300	303
6.25%, 9/1/17	300	318
5.95%, 1/18/18	835	867
6.15%, 4/1/18	815	854
5.38%, 3/15/20	295	291
5.95%, 1/15/27	150	142
6.75%, 10/1/37	1,165	1,142
HSBC Bank USA N.A.,
4.63%, 4/1/14	425	448
7.00%, 1/15/39	100	112
HSBC USA, Inc.,
3.13%, 12/16/11	3,000	3,107
JPMorgan Chase & Co.,
6.63%, 3/15/12	275	296
2.13%, 6/22/12	3,000	3,078
5.75%, 1/2/13	325	350

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Banks - 3.6% continued
4.75%, 5/1/13	$275	$293
5.13%, 9/15/14	1,100	1,174
5.25%, 5/1/15	350	373
5.15%, 10/1/15	1,050	1,123
6.13%, 6/27/17	100	109
6.00%, 1/15/18	1,110	1,226
4.95%, 3/25/20	375	390
6.40%, 5/15/38	554	641
JPMorgan Chase Bank N.A.,
5.88%, 6/13/16	200	219
6.00%, 10/1/17	150	163
KeyBank N.A.,
5.80%, 7/1/14	250	267
5.45%, 3/3/16	100	104
M&I Marshall & Ilsley Bank,
4.85%, 6/16/15	130	121
M&T Bank Corp.,
5.38%, 5/24/12	100	106
Manufacturers & Traders Trust Co.,
6.63%, 12/4/17	250	277
Mellon Funding Corp.,
5.00%, 12/1/14	100	109
Morgan Stanley,
5.63%, 1/9/12	250	260
2.25%, 3/13/12	1,000	1,026
6.60%, 4/1/12	225	239
5.30%, 3/1/13	250	260
4.75%, 4/1/14	1,300	1,302
4.20%, 11/20/14	280	276
4.10%, 1/26/15	500	487
6.00%, 4/28/15	1,025	1,071
5.38%, 10/15/15	200	203
5.45%, 1/9/17	325	322
5.55%, 4/27/17	100	99
6.25%, 8/28/17	350	356
5.95%, 12/28/17	175	177
6.63%, 4/1/18	850	891
7.30%, 5/13/19	645	694
5.63%, 9/23/19	475	460
6.25%, 8/9/26	100	98
National City Corp.,
4.90%, 1/15/15	200	216
PNC Bank N.A.,
4.88%, 9/21/17	100	102
PNC Funding Corp.,
4.25%, 9/21/15	250	261
6.70%, 6/10/19	600	688
State Street Corp.,
4.30%, 5/30/14	345	367
SunTrust Bank,
7.25%, 3/15/18	125	137
US Bancorp,
2.00%, 6/14/13	200	202
3.15%, 3/4/15	215	220
US Bank N.A.,
6.38%, 8/1/11	100	106
6.30%, 2/4/14	300	340
4.95%, 10/30/14	250	272
4.80%, 4/15/15	100	108
Wachovia Bank N.A.,
5.85%, 2/1/37	250	248
6.60%, 1/15/38	300	326
Wachovia Corp.,
5.30%, 10/15/11	365	382
5.50%, 5/1/13	525	570
4.88%, 2/15/14	250	262
5.25%, 8/1/14	150	159
5.63%, 10/15/16	550	594
5.75%, 6/15/17	350	382
5.75%, 2/1/18	600	657
Wells Fargo & Co.,
5.13%, 9/1/12	150	159
4.38%, 1/31/13	1,030	1,089
4.95%, 10/16/13	700	745
4.63%, 4/15/14	415	440
5.00%, 11/15/14	100	106
3.63%, 4/15/15	250	255
5.13%, 9/15/16	475	506
5.63%, 12/11/17	445	486
5.38%, 2/7/35	125	122
Wells Fargo Bank N.A.,
4.75%, 2/9/15	250	262
Wells Fargo Capital X,
5.95%, 12/15/36	100	89

		67,589

Beverages - 0.4%
Anheuser-Busch Cos., Inc.,
4.95%, 1/15/14	175	189

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Beverages - 0.4% continued
5.50%, 1/15/18	$375	$409
5.95%, 1/15/33	100	105
6.45%, 9/1/37	50	56
Anheuser-Busch InBev Worldwide, Inc.,
2.50%, 3/26/13(1)	100	101
4.13%, 1/15/15	500	523
5.38%, 1/15/20	450	485
Bottling Group LLC,
5.50%, 4/1/16	675	777
Coca-Cola (The) Co.,
5.35%, 11/15/17	250	286
4.88%, 3/15/19	400	443
Coca-Cola Enterprises, Inc.,
7.38%, 3/3/14	125	149
7.13%, 8/1/17	250	311
4.50%, 8/15/19	45	49
8.50%, 2/1/22	300	414
6.95%, 11/15/26	200	247
6.75%, 9/15/28	50	61
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	60	61
6.82%, 5/1/18	305	364
PepsiAmericas, Inc.,
4.88%, 1/15/15	50	55
PepsiCo, Inc.,
5.15%, 5/15/12	75	81
4.65%, 2/15/13	140	152
3.10%, 1/15/15	450	468
5.00%, 6/1/18	650	720
4.50%, 1/15/20	300	320

		6,826

Biotechnology - 0.1%
Amgen, Inc.,
4.85%, 11/18/14	175	194
5.85%, 6/1/17	375	435
4.50%, 3/15/20	165	177
6.38%, 6/1/37	100	118
6.40%, 2/1/39	100	118
Genentech, Inc.,
4.75%, 7/15/15	150	166

		1,208

Building Materials - 0.0%
CRH America, Inc.,
6.00%, 9/30/16	100	111
Martin Marietta Materials, Inc.,
6.60%, 4/15/18	100	109

		220

Chemicals - 0.3%
Dow Chemical (The) Co.,
6.00%, 10/1/12	50	54
7.60%, 5/15/14	1,000	1,155
5.70%, 5/15/18	100	105
7.38%, 11/1/29	100	111
9.40%, 5/15/39	50	70
EI Du Pont de Nemours & Co.,
5.00%, 1/15/13	50	54
3.25%, 1/15/15	350	365
5.25%, 12/15/16	400	456
6.00%, 7/15/18	615	722
6.50%, 1/15/28	100	118
Monsanto Co.,
5.13%, 4/15/18	240	267
5.50%, 8/15/25	50	56
PPG Industries, Inc.,
6.65%, 3/15/18	220	261
7.70%, 3/15/38	50	63
Praxair, Inc.,
3.95%, 6/1/13	275	293
4.50%, 8/15/19	400	425
Rohm & Haas Co.,
6.00%, 9/15/17	250	273
Sherwin-Williams (The) Co.,
3.13%, 12/15/14	300	310

		5,158

Commercial Services - 0.1%
R.R. Donnelley & Sons Co.,
5.50%, 5/15/15	225	230
7.63%, 6/15/20	250	248
Western Union (The) Co.,
5.93%, 10/1/16	355	398
6.20%, 11/17/36	50	53
6.20%, 6/21/40	70	73

		1,002

FIXED INCOME FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8%continued
Computers - 0.3%
Computer Sciences Corp.,
5.50%, 3/15/13	$250	$269
Dell, Inc.,
5.65%, 4/15/18	180	200
5.88%, 6/15/19	100	112
6.50%, 4/15/38	50	57
Hewlett-Packard Co.,
6.50%, 7/1/12	75	83
4.50%, 3/1/13	850	918
4.75%, 6/2/14	700	776
International Business Machines Corp.,
4.75%, 11/29/12	75	81
5.70%, 9/14/17	1,450	1,685
8.38%, 11/1/19	50	68
6.50%, 1/15/28	100	121
5.60%, 11/30/39	275	306

		4,676

Cosmetics/Personal Care - 0.1%
Avon Products, Inc.,
4.80%, 3/1/13	175	189
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	112
Procter & Gamble (The) Co.,
4.85%, 12/15/15	1,208	1,367
4.70%, 2/15/19	200	219
5.80%, 8/15/34	100	116
5.55%, 3/5/37	50	56

		2,059

Diversified Financial Services - 2.0%
AEP Texas Central Transition Funding LLC,
5.09%, 7/1/15	170	190
Allstate Life Global Funding Trusts,
5.38%, 4/30/13	1,000	1,097
American Express Co.,
5.25%, 9/12/11	150	156
4.88%, 7/15/13	675	721
6.15%, 8/28/17	800	877
7.00%, 3/19/18	300	346
8.13%, 5/20/19	550	683
8.15%, 3/19/38	170	229
American Express Credit Corp.,
5.88%, 5/2/13	100	109
Ameriprise Financial, Inc.,
7.30%, 6/28/19	75	89
5.30%, 3/15/20	95	99
Bear Stearns (The) Cos. LLC,
5.35%, 2/1/12	200	211
6.95%, 8/10/12	200	219
5.30%, 10/30/15	850	919
5.55%, 1/22/17	50	52
6.40%, 10/2/17	150	167
7.25%, 2/1/18	535	625
BlackRock, Inc.,
3.50%, 12/10/14	275	285
5.00%, 12/10/19	130	138
Boeing Capital Corp.,
6.50%, 2/15/12	350	380
Capital One Capital V,
10.25%, 8/15/39	350	369
Caterpillar Financial Services Corp.,
4.25%, 2/8/13	450	480
6.13%, 2/17/14	100	113
4.75%, 2/17/15	275	302
5.85%, 9/1/17	592	674
5.45%, 4/15/18	300	335
Charles Schwab (The) Corp.,
4.95%, 6/1/14	120	130
Citigroup Funding, Inc.,
1.88%, 10/22/12	2,000	2,042
Credit Suisse USA, Inc.,
6.13%, 11/15/11	425	451
6.50%, 1/15/12	800	857
5.50%, 8/15/13	450	493
4.88%, 1/15/15	375	402
5.38%, 3/2/16	75	82
7.13%, 7/15/32	50	62
General Electric Capital Corp.,
5.88%, 2/15/12	600	638
6.00%, 6/15/12	900	969
2.13%, 12/21/12	2,000	2,056
2.80%, 1/8/13	100	101
5.45%, 1/15/13	1,725	1,854
5.90%, 5/13/14	370	408
3.75%, 11/14/14	750	767
4.88%, 3/4/15	350	374
5.00%, 1/8/16	100	105

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Diversified Financial Services - 2.0% continued
5.63%, 9/15/17	$1,175	$1,256
5.63%, 5/1/18	2,575	2,737
5.50%, 1/8/20	200	211
6.75%, 3/15/32	150	161
6.15%, 8/7/37	150	152
5.88%, 1/14/38	600	588
6.88%, 1/10/39	550	607
Goldman Sachs Capital II,
5.79%, 6/1/43	100	76
HSBC Finance Corp.,
6.38%, 10/15/11	550	575
7.00%, 5/15/12	375	404
6.38%, 11/27/12	250	270
4.75%, 7/15/13	325	340
5.50%, 1/19/16	650	696
IBM International Group Capital LLC,
5.05%, 10/22/12	100	109
Jefferies Group, Inc.,
8.50%, 7/15/19	350	393
John Deere Capital Corp.,
7.00%, 3/15/12	350	384
4.95%, 12/17/12	200	216
5.10%, 1/15/13	125	136
2.95%, 3/9/15	350	359
5.75%, 9/10/18	200	229
JP Morgan Chase Capital XV,
5.88%, 3/15/35	450	410
Lehman Brothers Holdings Capital Trust VII,
5.86%, 11/29/49 (2) *	50	—
Merrill Lynch & Co., Inc.,
6.05%, 8/15/12	400	425
5.45%, 2/5/13	425	446
6.15%, 4/25/13	705	754
5.45%, 7/15/14	330	349
6.05%, 5/16/16	500	517
5.70%, 5/2/17	150	150
6.40%, 8/28/17	200	209
6.88%, 4/25/18	505	539
6.88%, 11/15/18	275	292
6.11%, 1/29/37	150	136
7.75%, 5/14/38	175	187
National Rural Utilities Cooperative Finance Corp.,
7.25%, 3/1/12	275	302
5.50%, 7/1/13	300	332
5.45%, 2/1/18	300	333
8.00%, 3/1/32	50	64
SLM Corp.,
5.00%, 10/1/13	650	621
Toyota Motor Credit Corp.,
4.50%, 6/17/20	300	308

		37,929

Electric - 1.5%
Alabama Power Co.,
4.85%, 12/15/12	25	27
6.13%, 5/15/38	50	57
American Electric Power Co., Inc.,
5.25%, 6/1/15	300	328
Appalachian Power Co.,
7.00%, 4/1/38	75	87
Arizona Public Service Co.,
6.38%, 10/15/11	150	159
6.50%, 3/1/12	100	107
Carolina Power & Light Co.,
5.13%, 9/15/13	540	595
CenterPoint Energy Houston Electric LLC,
5.70%, 3/15/13	150	165
7.00%, 3/1/14	200	232
Cleveland Electric Illuminating (The) Co.,
5.70%, 4/1/17	250	271
Commonwealth Edison Co.,
5.95%, 8/15/16	125	143
6.15%, 9/15/17	225	258
5.80%, 3/15/18	300	339
6.45%, 1/15/38	200	235
Consolidated Edison Co. of New York, Inc.,
4.88%, 2/1/13	350	379
4.45%, 6/15/20	250	265
5.85%, 3/15/36	100	108
6.20%, 6/15/36	200	227
6.75%, 4/1/38	100	122
5.50%, 12/1/39	85	88
Constellation Energy Group, Inc.,
4.55%, 6/15/15	100	105
7.60%, 4/1/32	100	120
Consumers Energy Co.,
5.50%, 8/15/16	125	138
6.13%, 3/15/19	200	229

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Electric - 1.5% continued
Detroit Edison (The) Co.,
5.60%, 6/15/18	$125	$138
5.70%, 10/1/37	50	53
Dominion Resources, Inc.,
6.25%, 6/30/12	200	218
5.15%, 7/15/15	50	55
6.00%, 11/30/17	100	114
6.40%, 6/15/18	20	23
5.25%, 8/1/33	250	274
5.95%, 6/15/35	250	265
7.00%, 6/15/38	20	24
DTE Energy Co.,
6.38%, 4/15/33	50	53
Duke Energy Carolinas LLC,
5.30%, 10/1/15	100	113
5.25%, 1/15/18	200	224
5.10%, 4/15/18	65	72
6.45%, 10/15/32	106	122
6.10%, 6/1/37	150	171
6.00%, 1/15/38	35	40
6.05%, 4/15/38	25	29
5.30%, 2/15/40	400	422
Duke Energy Corp.,
6.25%, 6/15/18	100	114
Duke Energy Indiana, Inc.,
5.00%, 9/15/13	350	377
6.45%, 4/1/39	250	303
Duke Energy Ohio, Inc.,
2.10%, 6/15/13	245	249
Entergy Louisiana LLC,
6.50%, 9/1/18	100	115
5.40%, 11/1/24	150	163
Entergy Texas, Inc.,
7.13%, 2/1/19	250	295
Exelon Corp.,
5.63%, 6/15/35	75	73
Exelon Generation Co. LLC,
5.20%, 10/1/19	225	239
FirstEnergy Corp.,
6.45%, 11/15/11	17	18
FirstEnergy Solutions Corp.,
6.80%, 8/15/39	380	376
Florida Power & Light Co.,
5.55%, 11/1/17	225	258
5.65%, 2/1/37	350	384
5.95%, 2/1/38	150	171
5.69%, 3/1/40	400	443
Florida Power Corp.,
5.80%, 9/15/17	50	57
5.65%, 6/15/18	225	256
6.35%, 9/15/37	50	59
6.40%, 6/15/38	285	341
FPL Group Capital, Inc.,
5.35%, 6/15/13	75	81
6.65%, 6/15/67	25	23
Georgia Power Co.,
4.25%, 12/1/19	500	524
Metropolitan Edison Co.,
4.88%, 4/1/14	200	211
MidAmerican Energy Co.,
5.30%, 3/15/18	500	556
Midamerican Energy Holdings Co.,
5.88%, 10/1/12	325	352
6.13%, 4/1/36	350	385
6.50%, 9/15/37	200	230
Midamerican Funding LLC,
6.93%, 3/1/29	50	59
Nevada Power Co.,
6.65%, 4/1/36	100	114
Nisource Finance Corp.,
6.15%, 3/1/13	35	38
5.25%, 9/15/17	450	463
5.45%, 9/15/20	200	206
Northern States Power Co.,
6.25%, 6/1/36	100	118
5.35%, 11/1/39	65	68
NSTAR Electric Co.,
4.88%, 4/15/14	200	217
Ohio Power Co.,
5.50%, 2/15/13	50	54
6.60%, 2/15/33	100	113
Oncor Electric Delivery Co. LLC,
6.80%, 9/1/18	225	264
7.25%, 1/15/33	200	240
7.50%, 9/1/38	145	181
Pacific Gas & Electric Co.,
4.80%, 3/1/14	225	244

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Electric - 1.5% continued
5.63%, 11/30/17	$660	$744
6.05%, 3/1/34	450	502
5.80%, 3/1/37	100	109
5.40%, 1/15/40	160	166
PacifiCorp,
6.25%, 10/15/37	275	323
6.00%, 1/15/39	60	69
Peco Energy Co.,
5.35%, 3/1/18	25	28
Pennsylvania Electric Co.,
6.05%, 9/1/17	300	332
Pepco Holdings, Inc.,
6.45%, 8/15/12	400	446
PPL Electric Utilities Corp.,
6.25%, 5/15/39	125	146
PPL Energy Supply LLC,
5.40%, 8/15/14	250	273
6.50%, 5/1/18	100	111
Progress Energy, Inc.,
7.75%, 3/1/31	50	63
6.00%, 12/1/39	450	482
PSEG Power LLC,
2.50%, 4/15/13 (1) (3)	100	101
5.50%, 12/1/15	175	193
Public Service Co. of Colorado,
7.88%, 10/1/12	300	342
4.88%, 3/1/13	325	354
Public Service Co. of Oklahoma,
6.63%, 11/15/37	125	144
Public Service Electric & Gas Co.,
5.13%, 9/1/12	100	108
5.30%, 5/1/18	575	631
5.38%, 11/1/39	250	268
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	25
6.27%, 3/15/37	75	82
5.80%, 3/15/40	250	260
San Diego Gas & Electric Co.,
6.13%, 9/15/37	50	59
Sierra Pacific Power Co.,
5.45%, 9/1/13	275	298
6.00%, 5/15/16	250	280
South Carolina Electric & Gas Co.,
5.25%, 11/1/18	116	128
6.05%, 1/15/38	265	301
Southern California Edison Co.,
5.00%, 1/15/14	150	164
5.50%, 8/15/18	100	114
6.65%, 4/1/29	300	353
6.00%, 1/15/34	100	115
5.55%, 1/15/37	125	137
5.95%, 2/1/38	100	116
6.05%, 3/15/39	50	59
5.50%, 3/15/40	150	164
Southern Power Co.,
6.25%, 7/15/12	600	653
4.88%, 7/15/15	150	163
Southwestern Electric Power Co.,
5.88%, 3/1/18	400	430
6.20%, 3/15/40	200	205
Southwestern Public Service Co.,
6.00%, 10/1/36	100	105
Union Electric Co.,
6.40%, 6/15/17	400	454
Virginia Electric and Power Co.,
5.40%, 4/30/18	425	474
6.00%, 1/15/36	50	55
8.88%, 11/15/38	300	435
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	163
Xcel Energy, Inc.,
4.70%, 5/15/20	100	104
6.50%, 7/1/36	100	115

		28,172

Electrical Components & Equipment - 0.0%
Emerson Electric Co.,
4.75%, 10/15/15	100	111
5.38%, 10/15/17	100	114
5.25%, 10/15/18	325	367
6.00%, 8/15/32	25	29
6.13%, 4/15/39	50	60

		681

Electronics - 0.0%
Thermo Fisher Scientific, Inc.,
3.20%, 5/1/15	320	330

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Environmental Control - 0.1%
Browning-Ferris Industries, Inc.,
7.40%, 9/15/35	$125	$149
Republic Services, Inc.,
5.50%, 9/15/19 (1) (3)	120	130
5.00%, 3/1/20 (1) (3)	400	415
5.25%, 11/15/21 (1) (3)	500	526
Waste Management, Inc.,
6.38%, 11/15/12	100	110
5.00%, 3/15/14	100	108
6.10%, 3/15/18	250	285
7.10%, 8/1/26	125	144
6.13%, 11/30/39	400	433

		2,300

Food - 0.4%
Campbell Soup Co.,
5.00%, 12/3/12	150	164
ConAgra Foods, Inc.,
6.75%, 9/15/11	22	23
7.00%, 4/15/19	300	360
7.00%, 10/1/28	100	118
General Mills, Inc.,
6.00%, 2/15/12	100	108
5.20%, 3/17/15	500	561
5.40%, 6/15/40	70	74
H.J. Heinz Co.,
5.35%, 7/15/13	200	220
H.J. Heinz Finance Co.,
6.63%, 7/15/11	100	105
6.75%, 3/15/32	50	58
Kellogg Co.,
5.13%, 12/3/12	200	217
4.15%, 11/15/19	335	351
7.45%, 4/1/31	100	132
Kraft Foods, Inc.,
6.25%, 6/1/12	275	300
2.63%, 5/8/13	480	489
5.25%, 10/1/13	125	137
6.50%, 8/11/17	150	174
6.13%, 2/1/18	815	925
6.13%, 8/23/18	50	57
6.50%, 11/1/31	150	165
7.00%, 8/11/37	100	118
6.88%, 2/1/38	100	116
6.88%, 1/26/39	100	116
6.50%, 2/9/40	250	280
Kroger (The) Co.,
6.75%, 4/15/12	275	300
5.50%, 2/1/13	175	191
3.90%, 10/1/15	80	84
6.15%, 1/15/20	25	29
7.50%, 4/1/31	200	252
6.90%, 4/15/38	100	121
Safeway, Inc.,
5.80%, 8/15/12	225	244
6.35%, 8/15/17	275	317
5.00%, 8/15/19	385	413
Sara Lee Corp.,
3.88%, 6/15/13	200	211
Sysco Corp.,
6.63%, 3/17/39	200	254
Unilever Capital Corp.,
5.90%, 11/15/32	125	145

		7,929

Forest Products & Paper - 0.1%
International Paper Co.,
5.30%, 4/1/15	100	107
7.95%, 6/15/18	325	387
7.50%, 8/15/21	350	410
7.30%, 11/15/39	45	49

		953

Gas - 0.0%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	40	44
KeySpan Corp.,
5.80%, 4/1/35	175	184
Sempra Energy,
6.15%, 6/15/18	400	457
Southern California Gas Co.,
5.75%, 11/15/35	150	167
Southern Union Co.,
8.25%, 11/15/29	25	27

		879

Healthcare - Products - 0.1%
Baxter International, Inc.,
1.80%, 3/15/13	80	81

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Healthcare - Products - 0.1% continued
4.63%, 3/15/15	$100	$110
5.38%, 6/1/18	225	258
6.25%, 12/1/37	30	36
Johnson & Johnson,
5.55%, 8/15/17	350	409
5.15%, 7/15/18	200	227
6.95%, 9/1/29	100	129
5.95%, 8/15/37	100	119
Medtronic, Inc.,
3.00%, 3/15/15	250	259
4.75%, 9/15/15	200	223
6.50%, 3/15/39	100	124

		1,975

Healthcare - Services - 0.1%
Aetna, Inc.,
6.75%, 12/15/37	150	170
Quest Diagnostics, Inc.,
6.40%, 7/1/17	100	114
4.75%, 1/30/20	340	342
UnitedHealth Group, Inc.,
5.00%, 8/15/14	6	7
6.63%, 11/15/37	350	385
6.88%, 2/15/38	100	113
WellPoint Health Networks, Inc.,
6.38%, 1/15/12	100	107
WellPoint, Inc.,
5.25%, 1/15/16	150	164
5.88%, 6/15/17	350	390
5.85%, 1/15/36	600	603

		2,395

Home Furnishings - 0.0%
Whirlpool Corp.,
5.50%, 3/1/13	250	268
Household Products/Wares - 0.1%
Clorox Co.,
5.00%, 3/1/13	350	381
5.00%, 1/15/15	75	82
5.95%, 10/15/17	25	29
Fortune Brands, Inc.,
5.38%, 1/15/16	475	512
Kimberly-Clark Corp.,
5.00%, 8/15/13	100	111
6.13%, 8/1/17	50	59
6.25%, 7/15/18	150	177
6.63%, 8/1/37	350	445

		1,796

Insurance - 0.7%
Ace INA Holdings, Inc.,
5.90%, 6/15/19	355	389
6.70%, 5/15/36	50	58
Aflac, Inc.,
6.90%, 12/17/39	80	83
Allstate (The) Corp.,
5.55%, 5/9/35	50	49
6.13%, 5/15/37	100	88
6.50%, 5/15/57	225	202
American International Group, Inc.,
4.95%, 3/20/12	375	374
5.05%, 10/1/15	100	92
5.85%, 1/16/18	225	201
8.25%, 8/15/18	150	152
6.25%, 5/1/36	100	79
Berkshire Hathaway Finance Corp.,
4.63%, 10/15/13	250	273
4.85%, 1/15/15	575	631
5.40%, 5/15/18	300	333
5.75%, 1/15/40	255	270
Berkshire Hathaway, Inc.,
3.20%, 2/11/15	500	515
Chubb Corp.,
6.00%, 11/15/11	200	212
5.75%, 5/15/18	325	362
6.00%, 5/11/37	50	54
6.50%, 5/15/38	85	97
Genworth Financial, Inc.,
5.75%, 6/15/14	175	175
6.52%, 5/22/18	50	48
Hartford Financial Services Group, Inc.,
4.63%, 7/15/13	75	77
5.38%, 3/15/17	150	149
5.50%, 3/30/20	250	243
5.95%, 10/15/36	75	64
Lincoln National Corp.,
6.15%, 4/7/36	150	143
6.30%, 10/9/37	100	97

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Insurance - 0.7% continued
Marsh & McLennan Cos., Inc.,
5.75%, 9/15/15	$520	$556
MetLife, Inc.,
6.13%, 12/1/11	200	212
5.00%, 6/15/15	825	882
6.75%, 6/1/16	170	192
5.70%, 6/15/35	200	196
6.40%, 12/15/36	150	132
Principal Life Income Funding Trusts,
5.30%, 4/24/13	150	162
5.10%, 4/15/14	231	247
Progressive (The) Corp.,
6.38%, 1/15/12	350	374
Protective Life Corp.,
7.38%, 10/15/19	300	326
8.45%, 10/15/39	200	213
Prudential Financial, Inc.,
4.50%, 7/15/13	125	130
5.10%, 9/20/14	40	43
3.88%, 1/14/15	200	201
6.00%, 12/1/17	425	454
7.38%, 6/15/19	500	579
5.38%, 6/21/20	175	177
5.75%, 7/15/33	50	48
6.63%, 12/1/37	200	210
Swiss Re Solutions Holding Corp.,
6.45%, 3/1/19	575	614
Travelers (The) Cos., Inc.,
5.50%, 12/1/15	150	169
5.80%, 5/15/18	375	411
6.25%, 6/15/37	375	415
Travelers Property Casualty Corp.,
5.00%, 3/15/13	100	107

		12,560

Iron/Steel - 0.0%
Nucor Corp.,
5.85%, 6/1/18	200	229
6.40%, 12/1/37	150	173

		402

Lodging - 0.0%
Marriott International, Inc.,
5.63%, 2/15/13	200	213

Machinery - Construction & Mining - 0.0%
Caterpillar, Inc.,
5.70%, 8/15/16	50	57
7.30%, 5/1/31	25	32
6.05%, 8/15/36	50	58

		147

Machinery - Diversified - 0.0%
Deere & Co.,
6.95%, 4/25/14	175	207
8.10%, 5/15/30	100	138

		345

Media - 0.9%
CBS Corp.,
5.63%, 8/15/12	350	371
5.75%, 4/15/20	250	268
Comcast Cable Communications Holdings, Inc.,
8.38%, 3/15/13	100	116
Comcast Corp.,
5.30%, 1/15/14	150	165
5.85%, 11/15/15	450	509
6.50%, 1/15/17	1,500	1,719
5.70%, 5/15/18	400	440
6.45%, 3/15/37	175	189
6.95%, 8/15/37	200	227
6.40%, 5/15/38	600	646
6.40%, 3/1/40	95	102
COX Communications, Inc.,
7.13%, 10/1/12	200	222
4.63%, 6/1/13	100	107
DIRECTV Holdings LLC,
3.55%, 3/15/15	400	403
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
6.38%, 6/15/15	200	207
5.88%, 10/1/19	500	546
Discovery Communications LLC,
3.70%, 6/1/15	250	256
6.35%, 6/1/40	125	134
McGraw-Hill (The) Cos., Inc.,
5.90%, 11/15/17	75	83
NBC Universal, Inc.,
3.65%, 4/30/15 (1) (3)	115	118
5.15%, 4/30/20 (1) (3)	200	209
6.40%, 4/30/40 (1)	115	123

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Media - 0.9% continued
News America, Inc.,
5.30%, 12/15/14	$450	$500
6.90%, 3/1/19	300	355
6.40%, 12/15/35	125	136
6.65%, 11/15/37	550	617
6.90%, 8/15/39	310	356
Time Warner Cable, Inc.,
6.20%, 7/1/13	225	252
5.85%, 5/1/17	1,325	1,455
8.75%, 2/14/19	300	378
5.00%, 2/1/20	365	373
7.30%, 7/1/38	350	406
6.75%, 6/15/39	325	359
Time Warner Entertainment Co. L.P.,
8.38%, 3/15/23	75	96
Time Warner, Inc.,
6.88%, 5/1/12	450	490
5.88%, 11/15/16	1,150	1,296
4.88%, 3/15/20	160	165
6.50%, 11/15/36	600	653
6.20%, 3/15/40	55	58
Viacom, Inc.,
6.25%, 4/30/16	585	663
Walt Disney (The) Co.,
6.38%, 3/1/12	150	163
5.88%, 12/15/17	300	352
5.50%, 3/15/19	400	461

		16,744

Mining - 0.1%
Alcoa, Inc.,
6.00%, 1/15/12	150	156
5.55%, 2/1/17	475	467
6.75%, 7/15/18	80	81
5.90%, 2/1/27	75	66
5.95%, 2/1/37	100	85
Barrick North America Finance LLC,
6.80%, 9/15/18	175	206
7.50%, 9/15/38	100	124
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17	725	797
Newmont Mining Corp.,
5.13%, 10/1/19	315	338
5.88%, 4/1/35	100	103
Southern Copper Corp.,
7.50%, 7/27/35	100	108
6.75%, 4/16/40	90	89

		2,620

Miscellaneous Manufacturing - 0.2%
3M Co.,
4.38%, 8/15/13	200	218
5.70%, 3/15/37	350	400
Danaher Corp.,
5.63%, 1/15/18	200	230
General Electric Co.,
5.00%, 2/1/13	1,105	1,185
5.25%, 12/6/17	250	272
Honeywell International, Inc.,
6.13%, 11/1/11	250	267
5.30%, 3/15/17	200	227
5.30%, 3/1/18	290	331
5.70%, 3/15/36	50	57
5.70%, 3/15/37	125	142
Textron, Inc.,
5.60%, 12/1/17	125	130

		3,459

Office/Business Equipment - 0.1%
Pitney Bowes, Inc.,
4.63%, 10/1/12	100	106
Xerox Corp.,
5.50%, 5/15/12	375	400
6.75%, 2/1/17	500	562
5.63%, 12/15/19	120	128
6.75%, 12/15/39	60	67

		1,263

Oil & Gas - 0.5%
Anadarko Petroleum Corp.,
5.95%, 9/15/16	450	387
6.95%, 6/15/19	500	437
Apache Corp.,
5.63%, 1/15/17	250	282
6.00%, 1/15/37	400	442
Chevron Corp.,
4.95%, 3/3/19	200	220
ConocoPhillips,
4.60%, 1/15/15	420	459

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Oil & Gas - 0.5% continued
5.75%, 2/1/19	$1,150	$1,315
6.50%, 2/1/39	525	634
ConocoPhillips Australia Funding Co.,
5.50%, 4/15/13	325	359
ConocoPhillips Holding Co.,
6.95%, 4/15/29	150	184
Devon Energy Corp.,
6.30%, 1/15/19	500	579
EOG Resources, Inc.,
2.95%, 6/1/15	250	252
5.63%, 6/1/19	215	242
Hess Corp.,
7.13%, 3/15/33	75	87
6.00%, 1/15/40	150	155
Marathon Oil Corp.,
6.00%, 10/1/17	185	207
7.50%, 2/15/19	84	101
6.60%, 10/1/37	75	82
Pemex Project Funding Master Trust,
5.75%, 3/1/18	925	969
6.63%, 6/15/35	200	206
Valero Energy Corp.,
4.50%, 2/1/15	230	236
7.50%, 4/15/32	50	52
6.63%, 6/15/37	325	316
XTO Energy, Inc.,
6.25%, 4/15/13	100	113
4.63%, 6/15/13	75	81
5.65%, 4/1/16	100	115
6.25%, 8/1/17	325	387
6.75%, 8/1/37	400	515
6.38%, 6/15/38	300	371

		9,785

Oil & Gas Services - 0.0%
Halliburton Co.,
5.90%, 9/15/18	350	374
6.70%, 9/15/38	75	82
7.45%, 9/15/39	100	119

		575

Packaging & Containers - 0.0%
Bemis Co., Inc.,
5.65%, 8/1/14	65	72

Pharmaceuticals - 0.7%
Abbott Laboratories,
5.15%, 11/30/12	300	330
5.88%, 5/15/16	225	263
5.60%, 11/30/17	600	697
6.15%, 11/30/37	50	58
5.30%, 5/27/40	250	262
Bristol-Myers Squibb Co.,
5.25%, 8/15/13	200	222
5.45%, 5/1/18	340	390
5.88%, 11/15/36	50	56
6.13%, 5/1/38	100	116
Cardinal Health, Inc.,
5.80%, 10/15/16	100	112
Eli Lilly & Co.,
5.20%, 3/15/17	775	882
Express Scripts, Inc.,
7.25%, 6/15/19	440	532
GlaxoSmithKline Capital, Inc.,
4.38%, 4/15/14	100	110
5.65%, 5/15/18	800	915
5.38%, 4/15/34	150	157
6.38%, 5/15/38	380	452
McKesson Corp.,
5.70%, 3/1/17	275	311
Mead Johnson Nutrition Co.,
4.90%, 11/1/19(1)(3)	250	264
5.90%, 11/1/39(1)(3)	50	54
Medco Health Solutions, Inc.,
7.13%, 3/15/18	300	358
Merck & Co., Inc.,
5.30%, 12/1/13	100	112
4.75%, 3/1/15	375	417
6.00%, 9/15/17	350	411
5.00%, 6/30/19	725	807
5.75%, 11/15/36	50	56
5.85%, 6/30/39	100	115
Novartis Capital Corp.,
1.90%, 4/24/13	210	213
4.40%, 4/24/20	185	200
Pfizer, Inc.,
4.50%, 2/15/14	250	272
5.35%, 3/15/15	335	380
6.20%, 3/15/19	1,000	1,188
7.20%, 3/15/39	200	263

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Pharmaceuticals - 0.7% continued
Pharmacia Corp.,
6.60%, 12/1/28	$125	$146
Teva Pharmaceutical Finance Co. LLC,
5.55%, 2/1/16	100	114
6.15%, 2/1/36	45	52
Wyeth,
5.50%, 2/1/14	815	916
5.50%, 2/15/16	425	487
5.95%, 4/1/37	225	255

		12,945

Pipelines - 0.4%
Buckeye Partners L.P.,
6.05%, 1/15/18	85	94
CenterPoint Energy Resources Corp.,
7.88%, 4/1/13	150	172
6.00%, 5/15/18	85	94
6.63%, 11/1/37	50	55
El Paso Natural Gas Co.,
5.95%, 4/15/17	350	372
8.38%, 6/15/32	100	117
Enbridge Energy Partners L.P.,
5.20%, 3/15/20	95	98
7.50%, 4/15/38	50	59
Energy Transfer Partners L.P.,
6.13%, 2/15/17	350	364
9.00%, 4/15/19	400	470
7.50%, 7/1/38	50	51
Enterprise Products Operating LLC,
5.65%, 4/1/13	350	380
5.60%, 10/15/14	250	271
6.30%, 9/15/17	335	375
5.25%, 1/31/20	300	309
6.88%, 3/1/33	50	55
7.55%, 4/15/38	50	58
Kinder Morgan Energy Partners L.P.,
5.13%, 11/15/14	250	264
5.95%, 2/15/18	495	535
6.85%, 2/15/20	70	80
5.80%, 3/1/21	300	320
7.40%, 3/15/31	250	276
7.30%, 8/15/33	100	109
6.95%, 1/15/38	150	159
6.55%, 9/15/40	100	104
ONEOK Partners L.P.,
6.15%, 10/1/16	200	225
8.63%, 3/1/19	350	431
ONEOK, Inc.,
5.20%, 6/15/15	200	209
Panhandle Eastern Pipeline Co. L.P.,
6.20%, 11/1/17	100	103
Plains All American Pipeline L.P./PAA Finance Corp.,
6.13%, 1/15/17	200	217
6.50%, 5/1/18	300	330
5.75%, 1/15/20	200	207
Spectra Energy Capital LLC,
6.25%, 2/15/13	150	163
5.90%, 9/15/13	125	136
6.20%, 4/15/18	100	111
7.50%, 9/15/38	50	56
Tennessee Gas Pipeline Co.,
7.00%, 10/15/28	50	53
Transcontinental Gas Pipe Line Co. LLC,
7.00%, 8/15/11	400	421
Williams (The) Cos., Inc.,
8.75%, 3/15/32	93	108
Williams Partners L.P.,
5.25%, 3/15/20 (1) (3)	180	184
6.30%, 4/15/40 (1) (3)	130	131

		8,326

Real Estate - 0.0%
Regency Centers L.P.,
5.88%, 6/15/17	25	26

Real Estate Investment Trusts - 0.2%
Boston Properties L.P.,
6.25%, 1/15/13	100	109
5.88%, 10/15/19	500	535
Brandywine Operating Partnership L.P.,
5.70%, 5/1/17	150	146
ERP Operating L.P.,
6.63%, 3/15/12	100	108
HCP, Inc.,
6.00%, 1/30/17	150	151
Hospitality Properties Trust,
6.70%, 1/15/18	75	76
HRPT Properties Trust,
6.25%, 6/15/17	75	76

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Real Estate Investment Trusts - 0.2% continued
6.65%, 1/15/18	$50	$52
Liberty Property L.P.,
6.63%, 10/1/17	50	54
Prologis,
5.75%, 4/1/16	400	381
Simon Property Group L.P.,
4.20%, 2/1/15	85	87
5.10%, 6/15/15	250	264
5.25%, 12/1/16	200	213
6.13%, 5/30/18	870	960

		3,212

Retail - 0.6%
Costco Wholesale Corp.,
5.50%, 3/15/17	250	288
CVS Caremark Corp.,
5.75%, 8/15/11	100	105
5.75%, 6/1/17	700	779
4.75%, 5/18/20	250	256
6.25%, 6/1/27	250	273
6.13%, 9/15/39	175	187
Home Depot, Inc.,
5.25%, 12/16/13	75	82
5.40%, 3/1/16	800	890
5.88%, 12/16/36	350	359
Kohl’s Corp.,
6.88%, 12/15/37	150	181
Lowe’s Cos., Inc.,
5.00%, 10/15/15	325	365
4.63%, 4/15/20	100	107
5.80%, 10/15/36	100	108
5.80%, 4/15/40	200	221
McDonald’s Corp.,
4.30%, 3/1/13	175	188
5.80%, 10/15/17	750	876
6.30%, 10/15/37	75	91
Nordstrom, Inc.,
6.25%, 1/15/18	325	370
7.00%, 1/15/38	50	57
Target Corp.,
5.88%, 3/1/12	430	464
5.38%, 5/1/17	575	655
6.50%, 10/15/37	125	151
7.00%, 1/15/38	325	415
Walgreen Co.,
5.25%, 1/15/19	525	596
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	375	403
4.55%, 5/1/13	1,050	1,142
7.25%, 6/1/13	175	203
2.88%, 4/1/15	225	233
3.63%, 7/8/20 (4)	200	200
5.88%, 4/5/27	250	282
5.25%, 9/1/35	175	184
6.20%, 4/15/38	275	322
5.63%, 4/1/40	155	169
4.88%, 7/8/40 (4)	90	89
Yum! Brands, Inc.,
6.25%, 4/15/16	150	171
6.88%, 11/15/37	50	57

		11,519

Savings & Loans - 0.0%
Golden West Financial Corp.,
4.75%, 10/1/12	75	78

Software - 0.2%
Adobe Systems, Inc.,
3.25%, 2/1/15	350	359
Fiserv, Inc.,
6.13%, 11/20/12	250	274
Microsoft Corp.,
4.20%, 6/1/19	250	271
5.20%, 6/1/39	200	219
Oracle Corp.,
4.95%, 4/15/13	400	438
5.25%, 1/15/16	375	426
5.00%, 7/8/19	530	588
6.50%, 4/15/38	550	667
6.13%, 7/8/39	100	117

		3,359

Telecommunications - 1.0%
AT&T Corp.,
8.00%, 11/15/31	165	212
AT&T, Inc.,
5.88%, 2/1/12	100	107
5.10%, 9/15/14	1,450	1,609
5.60%, 5/15/18	175	195

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.8% continued
Telecommunications - 1.0% continued
5.80%, 2/15/19	$900	$1,013
6.15%, 9/15/34	125	131
6.80%, 5/15/36	50	57
6.30%, 1/15/38	175	190
6.40%, 5/15/38	425	467
6.55%, 2/15/39	625	700
BellSouth Corp.,
5.20%, 9/15/14	1,100	1,222
5.20%, 12/15/16	1,300	1,443
Bellsouth Telecommunications, Inc.,
6.38%, 6/1/28	75	80
Cellco Partnership/Verizon Wireless Capital LLC,
5.55%, 2/1/14	472	529
8.50%, 11/15/18	1,100	1,430
Cisco Systems, Inc.,
5.50%, 2/22/16	925	1,066
4.45%, 1/15/20	335	354
5.90%, 2/15/39	500	556
5.50%, 1/15/40	195	204
Embarq Corp.,
7.08%, 6/1/16	750	800
8.00%, 6/1/36	400	397
Harris Corp.,
6.38%, 6/15/19	50	56
New Cingular Wireless Services, Inc.,
8.13%, 5/1/12	150	168
8.75%, 3/1/31	150	206
Qwest Corp.,
8.38%, 5/1/16	880	961
6.88%, 9/15/33	125	115
Verizon Communications, Inc.,
5.55%, 2/15/16	1,300	1,456
5.50%, 2/15/18	535	587
6.10%, 4/15/18	175	199
6.35%, 4/1/19	650	752
7.35%, 4/1/39	650	799
Verizon Global Funding Corp.,
6.88%, 6/15/12	200	220
7.75%, 12/1/30	500	623
Verizon New York, Inc.,
7.38%, 4/1/32	150	170
Verizon Virginia, Inc.,
4.63%, 3/15/13	450	475

		19,549

Toys, Games & Hobbies - 0.0%
Hasbro, Inc.,
6.35%, 3/15/40	150	153

Transportation - 0.3%
Burlington Northern Santa Fe LLC,
6.75%, 7/15/11	100	105
5.65%, 5/1/17	500	559
6.15%, 5/1/37	100	113
5.75%, 5/1/40	250	265
CSX Corp.,
5.50%, 8/1/13	200	219
6.00%, 10/1/36	100	107
6.15%, 5/1/37	150	164
Federal Express Corp.,
9.65%, 6/15/12	75	85
FedEx Corp.,
8.00%, 1/15/19	40	51
Norfolk Southern Corp.,
5.26%, 9/17/14	200	219
5.90%, 6/15/19	320	368
7.25%, 2/15/31	500	614
Union Pacific Corp.,
6.50%, 4/15/12	50	54
7.00%, 2/1/16	100	118
5.75%, 11/15/17	625	706
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	69
United Parcel Service, Inc.,
5.50%, 1/15/18	775	887
6.20%, 1/15/38	150	180

		4,883

Water - 0.0%
American Water Capital Corp.,
6.59%, 10/15/37	75	84

Total Corporate Bonds (Cost $274,651)		299,019

FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.4%
Banks - 1.5%
Bank of Nova Scotia,
2.38%, 12/17/13	$300	$306
3.40%, 1/22/15	500	516
Barclays Bank PLC,
5.45%, 9/12/12	300	319
6.75%, 5/22/19	1,300	1,446
5.13%, 1/8/20	190	189
Credit Suisse,
5.00%, 5/15/13	900	962
3.50%, 3/23/15	250	252
6.00%, 2/15/18	190	198
5.30%, 8/13/19	300	318
Credit Suisse A.G.,
5.40%, 1/14/20	500	497
Deutsche Bank A.G.,
2.38%, 1/11/13	100	101
4.88%, 5/20/13	400	427
3.45%, 3/30/15	500	504
6.00%, 9/1/17	1,225	1,351
HSBC Holdings PLC,
5.25%, 12/12/12	700	736
6.50%, 9/15/37	300	311
6.80%, 6/1/38	150	162
Korea Development Bank,
5.30%, 1/17/13	205	216
4.38%, 8/10/15	245	250
Kreditanstalt fuer Wiederaufbau,
4.75%, 5/15/12	2,000	2,136
3.25%, 3/15/13	2,700	2,826
3.50%, 5/16/13	225	237
4.00%, 10/15/13	1,200	1,287
3.50%, 3/10/14	250	264
4.13%, 10/15/14	500	540
2.63%, 3/3/15	1,000	1,016
4.88%, 1/17/17	200	223
4.38%, 3/15/18	375	405
4.00%, 1/27/20	1,500	1,560
2.58%, 6/29/37	500	144
Landwirtschaftliche Rentenbank,
5.25%, 7/15/11	175	183
3.25%, 3/15/13	350	366
3.13%, 7/15/15	525	542
5.13%, 2/1/17	900	1,019
Oesterreichische Kontrollbank A.G.,
3.13%, 10/14/11	100	103
4.75%, 10/16/12	850	914
1.75%, 3/11/13	200	201
3.63%, 6/17/13	170	180
4.50%, 3/9/15	650	707
5.00%, 4/25/17	100	112
Royal Bank of Canada,
5.65%, 7/20/11	250	263
Royal Bank of Scotland (The) PLC,
4.88%, 3/16/15	200	199
Royal Bank of Scotland Group PLC,
5.00%, 10/1/14	400	375
6.40%, 10/21/19	200	203
UBS A.G.,
5.88%, 7/15/16	450	474
5.88%, 12/20/17	640	677
5.75%, 4/25/18	125	129
UFJ Finance Aruba AEC,
6.75%, 7/15/13	200	224
Westpac Banking Corp.,
4.88%, 11/19/19	1,000	1,033

		27,603

Beverages - 0.1%
Diageo Capital PLC,
5.13%, 1/30/12	25	27
5.50%, 9/30/16	150	168
5.75%, 10/23/17	850	961
Diageo Finance B.V.,
5.50%, 4/1/13	225	247

		1,403

Building Materials - 0.0%
Lafarge S.A.,
6.50%, 7/15/16	225	233

Chemicals - 0.0%
Potash Corp. of Saskatchewan, Inc.,
3.75%, 9/30/15	300	312
6.50%, 5/15/19	135	159
5.88%, 12/1/36	50	54

		525

Diversified Financial Services - 0.1%
ConocoPhillips Canada Funding Co.,
5.95%, 10/15/36	250	280

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.4% continued
Diversified Financial Services - 0.1% continued
Credit Suisse,
5.86%, 5/29/49	$150	$133
MUFG Capital Finance 1 Ltd.,
6.35%, 7/29/49	500	484
Nomura Holdings, Inc.,
5.00%, 3/4/15	235	248

		1,145

Electric - 0.1%
Hydro-Quebec,
8.00%, 2/1/13	250	291
9.40%, 2/1/21	200	289
Ontario Electricity Financial Corp.,
7.45%, 3/31/13	150	172
Scottish Power Ltd.,
5.38%, 3/15/15	100	107
TransAlta Corp.,
4.75%, 1/15/15	370	390

		1,249

Electronics - 0.0%
Koninklijke Philips Electronics N.V.,
4.63%, 3/11/13	200	216
6.88%, 3/11/38	225	277

		493

Healthcare - Products - 0.0%
Covidien International Finance S.A.,
6.00%, 10/15/17	300	348
6.55%, 10/15/37	25	30

		378

Holding Companies - Diversified - 0.0%
EnCana Holdings Finance Corp.,
5.80%, 5/1/14	100	113

Insurance - 0.0%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	100	110
AXA S.A.,
8.60%, 12/15/30	75	85
XL Capital Ltd.,
6.50%, 3/29/49	50	34

		229

Iron/Steel - 0.0%
ArcelorMittal,
5.38%, 6/1/13	50	53
6.13%, 6/1/18	500	523
9.85%, 6/1/19	250	312
7.00%, 10/15/39	150	158

		1,046

Media - 0.0%
Thomson Reuters Corp.,
5.95%, 7/15/13	375	419
5.85%, 4/15/40	150	160

		579

Mining - 0.3%
Barrick Gold Corp.,
6.95%, 4/1/19	300	360
BHP Billiton Finance USA Ltd.,
4.80%, 4/15/13	300	325
5.50%, 4/1/14	300	334
5.25%, 12/15/15	250	283
5.40%, 3/29/17	100	113
6.50%, 4/1/19	200	240
Rio Tinto Alcan, Inc.,
4.50%, 5/15/13	100	105
5.20%, 1/15/14	100	107
6.13%, 12/15/33	100	107
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	675	769
9.00%, 5/1/19	575	755
Teck Resources Ltd.,
10.75%, 5/15/19	500	613
Vale Overseas Ltd.,
6.25%, 1/23/17	775	844
5.63%, 9/15/19	55	58
6.88%, 11/21/36	275	287
6.88%, 11/10/39	125	131

		5,431

Miscellaneous Manufacturing - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 8/15/13	200	222
Tyco Electronics Group S.A.,
6.55%, 10/1/17	50	58
7.13%, 10/1/37	50	57
Tyco International Finance S.A.,
4.13%, 10/15/14	55	58
3.38%, 10/15/15	100	103
8.50%, 1/15/19	50	65

FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.4% continued
Miscellaneous Manufacturing - 0.1% continued
Tyco International Ltd./Tyco International Finance S.A.,
6.88%, 1/15/21	$500	$600

		1,163

Multi-National - 1.1%
Asian Development Bank,
4.50%, 9/4/12	1,000	1,072
1.63%, 7/15/13	500	504
5.50%, 6/27/16	600	699
5.59%, 7/16/18	50	58
Corp. Andina de Fomento,
5.20%, 5/21/13	100	108
5.75%, 1/12/17	100	109
European Bank for Reconstruction & Development,
3.63%, 6/17/13	190	202
European Investment Bank,
3.13%, 7/15/11	500	512
1.75%, 9/14/12	250	253
1.63%, 3/15/13	200	201
3.25%, 5/15/13	1,025	1,074
3.38%, 6/12/13	750	789
4.25%, 7/15/13	1,800	1,941
2.38%, 3/14/14	2,500	2,540
4.63%, 5/15/14	750	824
2.88%, 1/15/15	550	564
2.75%, 3/23/15	500	509
4.88%, 1/17/17	800	892
5.13%, 5/30/17	350	395
4.88%, 2/15/36	200	211
Inter-American Development Bank,
4.38%, 9/20/12	1,200	1,285
3.50%, 7/8/13	200	212
1.63%, 7/15/13	150	151
4.25%, 9/10/18	400	435
3.88%, 9/17/19	600	631
3.88%, 2/14/20	500	528
International Bank for Reconstruction & Development,
2.00%, 4/2/12	1,300	1,327
1.75%, 7/15/13	500	506
2.38%, 5/26/15	375	381
5.00%, 4/1/16	450	513
9.25%, 7/15/17	100	140
4.75%, 2/15/35	25	27
International Finance Corp.,
4.75%, 4/25/12	25	27
3.50%, 5/15/13	300	320
Nordic Investment Bank,
2.50%, 7/15/15	900	912
5.00%, 2/1/17	100	114

		20,966

Oil & Gas - 0.6%
Alberta Energy Co. Ltd.,
7.38%, 11/1/31	75	88
Anadarko Finance Co.,
7.50%, 5/1/31	75	63
BP Capital Markets PLC,
4.75%, 3/10/19	1,200	997
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	225	252
5.90%, 2/1/18	250	280
6.25%, 3/15/38	150	164
6.75%, 2/1/39	50	58
Cenovus Energy, Inc.,
4.50%, 9/15/14 (1) (3)	50	53
6.75%, 11/15/39 (1) (3)	65	75
Conoco Funding Co.,
6.35%, 10/15/11	300	320
Devon Financing Corp. ULC,
6.88%, 9/30/11	250	267
7.88%, 9/30/31	200	254
EnCana Corp.,
5.90%, 12/1/17	725	815
6.50%, 5/15/19	75	86
6.63%, 8/15/37	75	84
6.50%, 2/1/38	100	111
Marathon Global Funding Corp.,
6.00%, 7/1/12	200	215
Nexen, Inc.,
5.05%, 11/20/13	250	268
6.20%, 7/30/19	60	67
7.88%, 3/15/32	75	90
7.50%, 7/30/39	330	387
Petrobras International Finance Co.,
5.75%, 1/20/20	665	670
6.88%, 1/20/40	395	398
Petro-Canada,
4.00%, 7/15/13	200	210

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.4% continued
Oil & Gas - 0.6% continued
6.05%, 5/15/18	$50	$56
5.95%, 5/15/35	100	104
6.80%, 5/15/38	50	57
Petroleos Mexicanos,
6.00%, 3/5/20 (1) (3)	550	578
Shell International Finance B.V.,
1.88%, 3/25/13	255	257
3.10%, 6/28/15	400	406
4.30%, 9/22/19	1,450	1,496
6.38%, 12/15/38	600	717
Statoil ASA,
5.25%, 4/15/19	750	823
7.75%, 6/15/23	100	132
Suncor Energy, Inc.,
6.10%, 6/1/18	275	310
7.15%, 2/1/32	100	113
5.95%, 12/1/34	50	51
6.50%, 6/15/38	100	112
Talisman Energy, Inc.,
7.75%, 6/1/19	175	215
Total Capital S.A.,
3.00%, 6/24/15	250	252
Transocean, Inc.,
6.00%, 3/15/18	225	207
6.80%, 3/15/38	200	180

		12,338

Oil & Gas Services - 0.1%
Weatherford International Ltd.,
5.50%, 2/15/16	200	213
6.00%, 3/15/18	725	746
9.63%, 3/1/19	100	121
6.50%, 8/1/36	125	113

		1,193

Pharmaceuticals - 0.1%
AstraZeneca PLC,
5.40%, 9/15/12	450	491
5.90%, 9/15/17	800	936
6.45%, 9/15/37	50	61
Novartis Securities Investment Ltd.,
5.13%, 2/10/19	850	951
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	345	352

		2,791

Pipelines - 0.1%
Enbridge, Inc.,
5.80%, 6/15/14	75	84
TransCanada Pipelines Ltd.,
6.50%, 8/15/18	465	545
5.85%, 3/15/36	275	282
6.20%, 10/15/37	50	54
7.63%, 1/15/39	295	377
TransCanada PipeLines Ltd.,
6.10%, 6/1/40	150	161
TransCanada Pipelines Ltd.,
6.35%, 5/15/67	100	89

		1,592

Regional - 0.4%
Province of British Columbia Canada,
4.30%, 5/30/13	100	109
2.85%, 6/15/15	200	207
7.25%, 9/1/36	175	250
Province of Manitoba Canada,
2.63%, 7/15/15	120	122
4.90%, 12/6/16	200	225
9.25%, 4/1/20	150	212
Province of Nova Scotia Canada,
5.75%, 2/27/12	100	107
8.25%, 7/30/22	200	276
Province of Ontario Canada,
4.38%, 2/15/13	250	268
3.50%, 7/15/13	100	105
2.95%, 2/5/15	400	410
2.70%, 6/16/15	450	454
4.75%, 1/19/16	200	221
5.45%, 4/27/16	350	402
4.95%, 11/28/16	650	728
4.00%, 10/7/19	835	862
4.40%, 4/14/20	500	531
Province of Quebec Canada,
5.13%, 11/14/16	250	283
4.63%, 5/14/18	350	382
7.50%, 7/15/23	300	406

FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.4% continued
Regional - 0.4% continued
7.13%, 2/9/24	$100	$131
7.50%, 9/15/29	375	515
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	288

		7,494

Sovereign - 1.2%
Brazilian Government International Bond,
6.00%, 1/17/17	1,250	1,375
8.00%, 1/15/18	356	412
8.88%, 10/14/19	1,075	1,406
8.88%, 4/15/24	600	810
7.13%, 1/20/37	250	295
11.00%, 8/17/40	835	1,118
5.63%, 1/7/41	135	133
Canada Government International Bond,
2.38%, 9/10/14	240	246
Eksportfinans ASA,
5.00%, 2/14/12	250	265
1.88%, 4/2/13	500	504
5.50%, 5/25/16	100	114
5.50%, 6/26/17	200	228
Export Development Canada,
3.50%, 5/16/13	670	711
Hungary Government International Bond,
6.25%, 1/29/20	175	172
Israel Government International Bond,
5.50%, 11/9/16	225	255
5.13%, 3/26/19	250	270
Japan Bank for International Cooperation,
2.13%, 11/5/12	1,000	1,020
4.25%, 6/18/13	200	216
2.88%, 2/2/15	500	514
Mexico Government International Bond,
6.38%, 1/16/13	875	959
6.63%, 3/3/15	500	572
5.63%, 1/15/17	770	845
8.13%, 12/30/19	400	512
5.13%, 1/15/20	360	374
7.50%, 4/8/33	100	125
6.75%, 9/27/34	750	864
6.05%, 1/11/40	370	390
Peruvian Government International Bond,
8.38%, 5/3/16	350	429
7.35%, 7/21/25	250	299
6.55%, 3/14/37	250	276
Poland Government International Bond,
5.00%, 10/19/15	475	503
6.38%, 7/15/19	400	443
Republic of Italy,
5.63%, 6/15/12	400	420
5.25%, 9/20/16	1,000	1,040
5.38%, 6/12/17	1,675	1,753
5.38%, 6/15/33	175	172
Republic of Korea,
4.25%, 6/1/13	100	104
4.88%, 9/22/14	400	426
5.13%, 12/7/16	125	134
7.13%, 4/16/19	150	180
South Africa Government International Bond,
7.38%, 4/25/12	250	273
6.88%, 5/27/19	275	315
Svensk Exportkredit AB,
4.88%, 9/29/11	225	236
5.13%, 3/1/17	500	558

		22,266

Telecommunications - 0.6%
America Movil S.A.B de C.V.,
5.75%, 1/15/15	400	445
6.13%, 11/15/37	200	207
British Telecommunications PLC,
5.95%, 1/15/18	575	600
8.63%, 12/15/30	100	122
Deutsche Telekom International Finance B.V.,
5.88%, 8/20/13	775	848
5.75%, 3/23/16	525	574
8.75%, 6/15/30	400	517
France Telecom S.A.,
5.38%, 7/8/19	500	546
8.50%, 3/1/31	175	241
Nokia OYJ,
5.38%, 5/15/19	325	342
Rogers Communications, Inc.,
6.80%, 8/15/18	600	709
Telecom Italia Capital S.A.,
5.25%, 11/15/13	475	491
5.25%, 10/1/15	675	681
6.38%, 11/15/33	50	45

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.4% continued
Telecommunications - 0.6% continued
7.72%, 6/4/38	$450	$461
Telefonica Emisiones S.A.U.,
4.95%, 1/15/15	335	351
6.42%, 6/20/16	900	987
5.13%, 4/27/20	170	170
7.05%, 6/20/36	450	498
Telefonos de Mexico S.A.B de C.V.,
5.50%, 1/27/15	125	136
Vodafone Group PLC,
5.00%, 12/16/13	850	921
5.00%, 9/15/15	450	486
5.63%, 2/27/17	225	247
6.15%, 2/27/37	375	389

		11,014

Transportation - 0.0%
Canadian National Railway Co.,
4.40%, 3/15/13	450	482
6.90%, 7/15/28	25	31
6.20%, 6/1/36	25	29
6.38%, 11/15/37	50	61
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	57
5.95%, 5/15/37	50	53

		713

Total Foreign Issuer Bonds (Cost $115,525)		121,957

U.S. GOVERNMENT AGENCIES - 40.7% (5)
Fannie Mae - 18.7%
1.88%, 4/20/12	9,000	9,188
1.75%, 8/10/12	3,000	3,058
4.38%, 9/15/12	3,000	3,230
4.75%, 11/19/12	2,775	3,025
3.63%, 2/12/13	2,800	2,990
4.38%, 3/15/13	3,300	3,596
1.75%, 5/7/13	5,000	5,091
3.88%, 7/12/13	1,900	2,059
4.63%, 10/15/13	3,200	3,537
2.75%, 3/13/14	4,000	4,171
5.00%, 3/15/16	500	569
5.00%, 5/11/17	1,000	1,141
5.80%, 2/9/26	3,670	3,771
6.63%, 11/15/30	200	260
6.00%, 4/18/36	2,000	2,218
5.63%, 7/15/37	1,000	1,170
Pool #255376,
6.00%, 8/1/19	161	176
Pool #255695,
2.74%, 3/1/35	48	49
Pool #256675,
5.00%, 4/1/27	362	385
Pool #256677,
6.00%, 4/1/27	236	258
Pool #256792,
6.50%, 6/1/22	207	225
Pool #256925,
6.00%, 10/1/37	586	637
Pool #256959,
6.00%, 11/1/37	2,589	2,813
Pool #256985,
7.00%, 11/1/37	557	619
Pool #257057,
5.00%, 1/1/28	1,156	1,229
Pool #257106,
4.50%, 1/1/28	186	195
Pool #257237,
4.50%, 6/1/28	485	509
Pool #257239,
5.50%, 6/1/28	632	680
Pool #257243,
7.00%, 6/1/38	1,410	1,566
Pool #257367,
5.50%, 9/1/28	1,486	1,601
Pool #357630,
5.00%, 10/1/19	238	256
Pool #707791,
5.00%, 6/1/33	1,784	1,898
Pool #709239,
5.00%, 7/1/18	1,211	1,302
Pool #720049,
5.50%, 7/1/33	614	662
Pool #722424,
4.34%, 7/1/33	88	91
Pool #725185,
5.00%, 2/1/19	282	303
Pool #725425,
5.50%, 4/1/34	574	619

FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.7% (5) continued
Fannie Mae - 18.7% continued
Pool #730811,
4.50%, 8/1/33	$685	$718
Pool #735222,
5.00%, 2/1/35	326	347
Pool #735358,
5.50%, 2/1/35	1,141	1,229
Pool #735502,
6.00%, 4/1/35	160	175
Pool #737853,
5.00%, 9/1/33	2,801	2,979
Pool #745418,
5.50%, 4/1/36	628	676
Pool #745754,
5.00%, 9/1/34	2,675	2,844
Pool #745826,
6.00%, 7/1/36	3,203	3,486
Pool #746272,
4.00%, 10/1/18	975	1,031
Pool #747383,
5.50%, 10/1/33	926	999
Pool #753678,
4.78%, 12/1/33	360	375
Pool #755632,
5.00%, 4/1/34	1,763	1,874
Pool #766083,
4.52%, 2/1/34	32	34
Pool #772730,
5.00%, 4/1/34	1,278	1,360
Pool #773287,
2.53%, 3/1/35	386	403
Pool #790406,
6.00%, 9/1/34	556	610
Pool #793666,
5.50%, 9/1/34	661	714
Pool #796250,
5.50%, 11/1/34	466	502
Pool #800471,
5.50%, 10/1/34	2,674	2,879
Pool #807701,
4.50%, 12/1/19	282	300
Pool #811944,
4.50%, 1/1/20	454	484
Pool #815639,
2.60%, 6/1/35	61	64
Pool #817795,
6.00%, 8/1/36	520	566
Pool #820998,
2.63%, 4/1/35	139	144
Pool #821912,
4.39%, 6/1/35	869	888
Pool #822455,
2.69%, 4/1/35	178	186
Pool #826057,
5.00%, 7/1/35	542	575
Pool #826368,
5.11%, 7/1/35	367	389
Pool #826585,
5.00%, 8/1/35	1,677	1,780
Pool #828523,
5.00%, 7/1/35	859	912
Pool #831676,
6.50%, 8/1/36	232	256
Pool #832628,
5.50%, 9/1/20	208	227
Pool #833067,
5.50%, 9/1/35	2,538	2,731
Pool #835517,
4.95%, 8/1/35	164	175
Pool #840577,
5.00%, 10/1/20	180	193
Pool #844909,
4.50%, 10/1/20	229	244
Pool #845425,
6.00%, 2/1/36	2,664	2,900
Pool #846600,
5.14%, 1/1/36	836	880
Pool #847921,
5.50%, 11/1/20	609	661
Pool #850614,
5.49%, 1/1/36	184	196
Pool #863759,
4.00%, 12/1/20	253	267
Pool #864435,
4.50%, 12/1/20	682	726
Pool #866109,
5.10%, 12/1/35	69	72
Pool #869217,
5.44%, 2/1/36	280	295

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.7% (5) continued
Fannie Mae - 18.7% continued
Pool #869710,
6.00%, 4/1/36	$1,224	$1,333
Pool #871135,
6.00%, 1/1/37	369	402
Pool #880505,
6.00%, 8/1/21	154	168
Pool #881818,
6.50%, 8/1/36	1,746	1,917
Pool #882055,
5.46%, 6/1/36	233	245
Pool #884776,
5.54%, 10/1/36	445	471
Pool #885769,
6.00%, 6/1/36	176	191
Pool #885866,
6.00%, 6/1/36	551	599
Pool #887019,
5.79%, 6/1/36	505	536
Pool #887111,
5.50%, 5/1/20	129	140
Pool #888100,
5.50%, 9/1/36	2,155	2,321
Pool #888152,
5.00%, 5/1/21	485	522
Pool #888205,
6.50%, 2/1/37	452	497
Pool #888318,
5.59%, 2/1/37	266	282
Pool #888447,
4.00%, 5/1/21	299	316
Pool #889224,
5.50%, 1/1/37	2,729	2,937
Pool #889390,
6.00%, 3/1/23	495	539
Pool #889401,
6.00%, 3/1/38	2,186	2,379
Pool #889415,
6.00%, 5/1/37	5,623	6,119
Pool #889630,
6.50%, 3/1/38	496	545
Pool #889886,
7.00%, 12/1/37	544	603
Pool #889970,
5.00%, 12/1/36	2,023	2,147
Pool #892536,
6.50%, 9/1/36	288	316
Pool #892968,
6.50%, 8/1/21	71	77
Pool #893363,
5.00%, 6/1/36	530	563
Pool #893366,
5.00%, 4/1/35	720	765
Pool #894453,
5.91%, 9/1/36	1,308	1,402
Pool #897519,
5.69%, 11/1/36	34	37
Pool #898089,
5.50%, 7/1/26	375	405
Pool #898417,
6.00%, 10/1/36	716	780
Pool #899079,
5.00%, 3/1/37	981	1,040
Pool #902188,
5.62%, 11/1/36	41	44
Pool #902414,
5.50%, 11/1/36	1,830	1,968
Pool #905090,
5.50%, 10/1/21	332	359
Pool #905759,
5.83%, 12/1/36	106	113
Pool #906090,
5.50%, 1/1/37	1,694	1,821
Pool #906237,
5.69%, 1/1/37	270	287
Pool #907818,
5.65%, 1/1/37	49	52
Pool #910147,
5.00%, 3/1/22	631	674
Pool #910338,
5.58%, 3/1/37	81	86
Pool #912414,
4.50%, 1/1/22	850	904
Pool #914522,
5.66%, 3/1/37	38	41
Pool #915499,
5.00%, 3/1/37	1,096	1,162
Pool #915870,
7.00%, 4/1/37	136	151

FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.7% (5) continued
Fannie Mae - 18.7% continued
Pool #918515,
5.00%, 6/1/37	$1,018	$1,078
Pool #918832,
6.00%, 4/1/37	3,412	3,707
Pool #919461,
5.74%, 4/1/37	55	60
Pool #920457,
4.94%, 8/1/36	42	44
Pool #920988,
5.78%, 11/1/36	13	13
Pool #923023,
6.44%, 1/1/37	760	803
Pool #923123,
5.00%, 4/1/36	319	339
Pool #923166,
7.50%, 1/1/37	185	208
Pool #928261,
4.50%, 3/1/36	415	435
Pool #928584,
6.50%, 8/1/37	2,123	2,329
Pool #928909,
6.00%, 12/1/37	25	27
Pool #928915,
6.00%, 11/1/37	249	270
Pool #930606,
4.00%, 2/1/39	4,745	4,813
Pool #931195,
4.50%, 5/1/24	2,394	2,530
Pool #932023,
5.00%, 1/1/38	1,970	2,091
Pool #932741,
4.50%, 4/1/40	1,885	1,957
Pool #934466,
5.50%, 9/1/23	1,929	2,087
Pool #940623,
5.50%, 8/1/37	848	911
Pool #943388,
6.00%, 6/1/37	1,888	2,051
Pool #943617,
6.00%, 8/1/37	1,635	1,776
Pool #945868,
5.50%, 8/1/37	4,279	4,599
Pool #945876,
5.50%, 8/1/37	681	732
Pool #946527,
7.00%, 9/1/37	298	331
Pool #947216,
6.00%, 10/1/37	512	556
Pool #949391,
5.50%, 8/1/22	141	153
Pool #953018,
6.50%, 10/1/37	1,908	2,093
Pool #953910,
6.00%, 11/1/37	1,115	1,212
Pool #955771,
6.50%, 10/1/37	2,539	2,785
Pool #959604,
6.50%, 11/1/37	283	310
Pool #959880,
5.50%, 11/1/37	1,509	1,622
Pool #962343,
5.00%, 3/1/38	4,250	4,504
Pool #962687,
5.00%, 4/1/38	2,150	2,278
Pool #963735,
4.50%, 6/1/23	703	744
Pool #965389,
6.00%, 10/1/23	655	712
Pool #966660,
6.00%, 12/1/37	65	70
Pool #968037,
6.00%, 1/1/38	1,717	1,865
Pool #969632,
6.50%, 1/1/38	386	423
Pool #970013,
4.50%, 6/1/38	960	997
Pool #971734,
4.50%, 4/1/37	746	775
Pool #972452,
5.50%, 3/1/38	4,401	4,731
Pool #975365,
5.00%, 6/1/23	575	614
Pool #976699,
5.00%, 4/1/28	489	520
Pool #976963,
5.50%, 2/1/38	11,440	12,310
Pool #981704,
5.00%, 6/1/23	1,561	1,668

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.7% (5) continued
Fannie Mae - 18.7% continued
Pool #981823,
4.99%, 6/1/38	$631	$670
Pool #981854,
5.50%, 7/1/38	3,167	3,404
Pool #984075,
4.50%, 6/1/23	1,315	1,392
Pool #986760,
5.50%, 7/1/38	5,960	6,406
Pool #987114,
5.50%, 9/1/23	154	166
Pool #987115,
5.50%, 9/1/23	646	699
Pool #992472,
6.00%, 10/1/38	850	923
Pool #992491,
4.50%, 10/1/23	930	983
Pool #993055,
5.50%, 12/1/38	1,205	1,295
Pool #995018,
5.50%, 6/1/38	1,529	1,644
Pool #995879,
6.00%, 4/1/39	1,977	2,148
Pool #AA0451,
6.00%, 12/1/23	477	518
Pool #AA2939,
4.50%, 4/1/39	2,335	2,424
Pool #AA4482,
4.00%, 4/1/39	4,021	4,077
Pool #AA4562,
4.50%, 9/1/39	1,798	1,867
Pool #AA8978,
4.50%, 7/1/39	481	499
Pool #AA9357,
4.50%, 8/1/39	4,352	4,519
Pool #AB1048,
4.50%, 5/1/40	3,984	4,140
Pool #AC2947,
5.50%, 9/1/39	3,177	3,414
Pool #AC2969,
5.00%, 9/1/39	9,394	9,954
Pool #AC3263,
4.50%, 9/1/29	975	1,021
Pool #AC3312,
4.50%, 10/1/39	4,932	5,121
Pool #AC4861,
4.50%, 11/1/24	2,210	2,336
Pool #AC5040,
4.00%, 10/1/24	1,773	1,847
Pool #AC6118,
4.50%, 11/1/39	1,756	1,823
Pool #AC6742,
4.50%, 1/1/40	3,953	4,104
Pool #AC9581,
5.50%, 1/1/40	4,514	4,880
Pool #AD0585,
4.50%, 12/1/39	1,971	2,054
Pool #AD0639,
6.00%, 12/1/38	2,157	2,344
Pool #AD5525,
5.00%, 6/1/40	1,996	2,114
Pool #AD5556,
4.00%, 6/1/25	1,992	2,073
Pool #MA0361,
4.00%, 3/1/30	1,976	2,033
Pool TBA,
4.50%, 7/1/18 (4)	2,500	2,637
4.00%, 7/15/25 (4)	6,650	6,908
5.00%, 7/15/25 (4)	4,900	5,228
4.00%, 8/15/39 (4)	1,000	1,010
4.00%, 7/15/40 (4)	6,070	6,147
4.50%, 7/15/40 (4)	18,600	19,277
5.00%, 7/15/40 (4)	12,750	13,489

		354,470

Federal Home Loan Bank - 1.3%
4.38%, 10/22/10	3,000	3,038
5.38%, 8/19/11	1,000	1,053
4.88%, 11/18/11	500	529
1.88%, 6/20/12	1,000	1,022
1.63%, 11/21/12	2,000	2,033
3.38%, 2/27/13	3,750	3,978
4.00%, 9/6/13	5,000	5,410
5.50%, 8/13/14	2,000	2,305
5.38%, 5/18/16	3,500	4,083
4.75%, 12/16/16	1,000	1,125

		24,576

Freddie Mac - 6.5%
2.88%, 11/23/10	2,000	2,022

FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.7% (5) continued
Freddie Mac - 6.5% continued
4.75%, 3/5/12	$1,800	$1,923
2.13%, 3/23/12	2,000	2,049
1.75%, 6/15/12	4,000	4,078
5.13%, 7/15/12	5,125	5,588
1.13%, 7/27/12	2,000	2,014
5.50%, 8/20/12	6,300	6,925
2.13%, 9/21/12	4,000	4,113
4.50%, 1/15/13	3,300	3,591
3.75%, 6/28/13	2,000	2,157
4.50%, 1/15/14	7,000	7,736
3.00%, 7/28/14	1,000	1,053
5.25%, 4/18/16	500	574
5.13%, 10/18/16	5,450	6,239
5.00%, 2/16/17	500	571
4.88%, 6/13/18	1,000	1,132
3.75%, 3/27/19	1,000	1,043
6.75%, 3/15/31	200	265
Pool #1B2125,
2.53%, 3/1/35	633	661
Pool #1B2934,
5.32%, 3/1/36	1,373	1,442
Pool #1B3264,
5.91%, 2/1/37	532	573
Pool #1B7328,
5.84%, 4/1/37	99	106
Pool #1B7359,
5.65%, 5/1/37	160	172
Pool #1G0321,
4.85%, 9/1/35	205	214
Pool #1G0911,
5.43%, 4/1/36	445	468
Pool #1G1506,
5.52%, 1/1/37	105	112
Pool #1G1623,
5.69%, 4/1/37	145	155
Pool #1G1763,
4.88%, 11/1/35	79	82
Pool #1G1790,
5.37%, 11/1/35	116	122
Pool #1G2620,
5.95%, 11/1/36	64	69
Pool #1G2638,
6.23%, 9/1/36	80	84
Pool #1G2675,
5.87%, 2/1/38	674	727
Pool #1G3611,
6.06%, 4/1/37	75	80
Pool #1H1348,
5.79%, 10/1/36	78	84
Pool #1H2569,
4.61%, 9/1/35	785	815
Pool #1H2605,
5.62%, 4/1/36	539	572
Pool #1J0345,
5.68%, 3/1/37	48	51
Pool #1J0355,
5.60%, 3/1/37	42	44
Pool #1J0365,
5.82%, 4/1/37	231	246
Pool #1J1390,
5.82%, 12/1/36	88	94
Pool #1J1634,
6.18%, 12/1/36	437	463
Pool #1L0078,
5.13%, 6/1/35	90	96
Pool #1L1214,
5.22%, 12/1/35	2,747	2,854
Pool #1L1480,
4.45%, 12/1/33	108	112
Pool #1N0243,
6.39%, 8/1/36	34	36
Pool #1N1746,
5.85%, 9/1/37	398	426
Pool #781274,
4.77%, 2/1/34	41	43
Pool #782905,
4.88%, 12/1/34	63	66
Pool #847755,
5.43%, 5/1/37	248	263
Pool TBA,
4.00%, 7/15/25 (4)	7,000	7,266
4.50%, 7/15/25 (4)	4,800	5,059
(0.43)%, 7/1/30 (4)	5,400	5,919
5.50%, 8/15/34 (4)	7,350	7,886
4.00%, 7/15/39 (4)	8,500	8,602
4.50%, 7/15/40 (4)	6,978	7,227
5.00%, 7/15/40 (4)	7,400	7,827

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.7% (5) continued
Freddie Mac - 6.5% continued
6.00%, 7/15/40 (4)	$7,750	$8,411

		122,602

Freddie Mac Gold - 8.0%
Pool #A16753,
5.00%, 11/1/33	344	366
Pool #A17665,
5.00%, 1/1/34	973	1,033
Pool #A27950,
5.50%, 11/1/34	2,633	2,840
Pool #A31136,
5.50%, 1/1/35	418	451
Pool #A39306,
5.50%, 11/1/35	2,157	2,322
Pool #A46224,
5.00%, 7/1/35	260	276
Pool #A48104,
5.00%, 1/1/36	633	671
Pool #A51296,
6.00%, 8/1/36	391	425
Pool #A54897,
6.50%, 8/1/36	194	214
Pool #A56110,
5.50%, 12/1/36	942	1,013
Pool #A58690,
6.00%, 3/1/37	68	74
Pool #A58718,
5.50%, 3/1/37	324	348
Pool #A59081,
5.50%, 4/1/37	3,147	3,381
Pool #A60942,
5.00%, 5/1/37	515	545
Pool #A61560,
5.50%, 10/1/36	3,756	4,045
Pool #A61573,
5.00%, 9/1/34	2,413	2,567
Pool #A61597,
5.50%, 12/1/35	352	379
Pool #A64474,
5.50%, 9/1/37	287	308
Pool #A68761,
5.50%, 9/1/37	1,845	1,982
Pool #A69169,
4.50%, 12/1/37	855	887
Pool #A69303,
6.00%, 11/1/37	843	917
Pool #A73778,
5.00%, 2/1/38	2,823	2,990
Pool #A78507,
5.00%, 6/1/38	5,413	5,734
Pool #A81606,
6.00%, 9/1/38	891	969
Pool #A83008,
5.50%, 11/1/38	5,378	5,778
Pool #A84432,
4.50%, 2/1/39	1,001	1,039
Pool #A88476,
4.50%, 9/1/39	5,411	5,613
Pool #A88566,
5.00%, 9/1/39	3,396	3,597
Pool #A89346,
4.50%, 10/1/39	5,843	6,062
Pool #A90749,
4.50%, 1/1/40	2,882	2,989
Pool #A91541,
5.00%, 3/1/40	990	1,049
Pool #A91626,
4.50%, 3/1/40 (4)	1,560	1,618
Pool #A91942,
4.50%, 4/1/40	1,494	1,549
Pool #B10630,
4.50%, 11/1/18	752	802
Pool #B17658,
4.50%, 1/1/20	29	31
Pool #B18502,
5.50%, 6/1/20	113	122
Pool #B18931,
4.50%, 3/1/20	127	135
Pool #C91009,
5.00%, 11/1/26	153	162
Pool #C91020,
5.50%, 3/1/27	341	367
Pool #C91247,
5.00%, 4/1/29	1,409	1,498
Pool #D97197,
5.00%, 2/1/27	276	294
Pool #D97498,
6.00%, 12/1/27	1,010	1,103

FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.7% (5) continued
Freddie Mac Gold - 8.0% continued
Pool #D97524,
5.50%, 1/1/28	$1,175	$1,267
Pool #D97564,
5.00%, 1/1/28	826	878
Pool #D98301,
4.50%, 7/1/29	1,796	1,883
Pool #E99030,
4.50%, 9/1/18	1,220	1,301
Pool #G01907,
4.50%, 8/1/34	414	432
Pool #G01974,
5.00%, 12/1/35	4,752	5,040
Pool #G02064,
5.00%, 2/1/36	1,958	2,077
Pool #G02069,
5.50%, 3/1/36	346	373
Pool #G02386,
6.00%, 11/1/36	4,657	5,066
Pool #G02391,
6.00%, 11/1/36	131	143
Pool #G02540,
5.00%, 11/1/34	689	733
Pool #G02649,
6.00%, 1/1/37	274	298
Pool #G02702,
6.50%, 1/1/37	414	455
Pool #G02911,
6.00%, 4/1/37	231	251
Pool #G02973,
6.00%, 6/1/37	476	518
Pool #G03121,
5.00%, 6/1/36	1,785	1,893
Pool #G03134,
5.50%, 8/1/36	612	659
Pool #G03176,
5.00%, 8/1/37	726	769
Pool #G03218,
6.00%, 9/1/37	525	571
Pool #G03351,
6.00%, 9/1/37	897	976
Pool #G03513,
6.00%, 11/1/37	1,374	1,494
Pool #G03600,
7.00%, 11/1/37	413	460
Pool #G03696,
5.50%, 1/1/38	1,800	1,934
Pool #G03936,
5.50%, 1/1/38	3,883	4,175
Pool #G03938,
6.00%, 2/1/38	2,912	3,166
Pool #G04287,
5.00%, 5/1/38	1,758	1,862
Pool #G04459,
5.50%, 6/1/38	1,848	1,986
Pool #G04611,
6.00%, 7/1/38	3,475	3,778
Pool #G04650,
6.50%, 9/1/38	3,012	3,306
Pool #G05082,
5.00%, 3/1/38	2,473	2,623
Pool #G05167,
4.50%, 2/1/39	3,689	3,828
Pool #G05725,
4.50%, 11/1/39	1,737	1,802
Pool #G05733,
5.00%, 11/1/39	1,951	2,066
Pool #G05870,
4.50%, 4/1/40	1,993	2,067
Pool #G05876,
4.50%, 4/1/40	4,410	4,574
Pool #G08189,
7.00%, 3/1/37	131	146
Pool #G08192,
5.50%, 4/1/37	896	963
Pool #G11776,
4.50%, 9/1/20	273	291
Pool #G12571,
4.00%, 1/1/22	641	677
Pool #G12673,
5.00%, 9/1/21	506	543
Pool #G12837,
4.50%, 4/1/22	845	899
Pool #G12868,
5.00%, 11/1/22	1,215	1,297
Pool #G12869,
5.00%, 9/1/22	964	1,032
Pool #G13136,
4.50%, 5/1/23	1,450	1,533

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.7% (5) continued
Freddie Mac Gold - 8.0% continued
Pool #G13151,
6.00%, 3/1/23	$939	$1,023
Pool #G13201,
4.50%, 7/1/23	1,002	1,060
Pool #G13433,
5.50%, 1/1/24	809	874
Pool #G18220,
6.00%, 11/1/22	99	107
Pool #G30327,
4.50%, 1/1/27	318	333
Pool #J00991,
4.00%, 1/1/21	268	283
Pool #J02541,
4.00%, 9/1/20	284	299
Pool #J03041,
6.00%, 7/1/21	276	301
Pool #J03736,
5.50%, 11/1/21	269	291
Pool #J05307,
4.50%, 8/1/22	327	347
Pool #J06175,
5.00%, 5/1/21	253	271
Pool #J06465,
6.00%, 11/1/22	101	110
Pool #J06476,
5.50%, 11/1/22	407	440
Pool #J08098,
5.50%, 6/1/23	527	570
Pool #J08202,
5.00%, 7/1/23	567	605
Pool #J08454,
5.00%, 8/1/23	989	1,056
Pool #J08913,
5.50%, 10/1/23	560	606
Pool #J09148,
5.00%, 12/1/23	693	740
Pool #J09463,
5.00%, 3/1/24	824	879
Pool #J11136,
4.00%, 11/1/24	483	502

		151,327

Ginnie Mae I Pool - 3.5%
Pool #510835,
5.50%, 2/15/35	261	284
Pool #597889,
5.50%, 6/15/33	666	725
Pool #614169,
5.00%, 7/15/33	313	336
Pool #617739,
6.00%, 10/15/37	172	188
Pool #634431,
6.00%, 9/15/34	84	93
Pool #641416,
5.50%, 4/15/35	393	427
Pool #646341,
6.00%, 11/15/36	324	355
Pool #648538,
5.00%, 12/15/35	507	543
Pool #651753,
5.50%, 3/15/36	233	253
Pool #658560,
6.50%, 8/15/36	830	914
Pool #661917,
7.00%, 4/15/37	235	259
Pool #670114,
6.50%, 7/15/37	251	276
Pool #675211,
6.50%, 3/15/38	327	359
Pool #675484,
5.50%, 6/15/38	1,124	1,216
Pool #676360,
6.50%, 10/15/37	226	248
Pool #687824,
5.50%, 8/15/38	1,529	1,655
Pool #687900,
5.00%, 9/15/38	459	491
Pool #687901,
5.00%, 9/15/38	1,447	1,545
Pool #688461,
6.00%, 5/15/38	1,006	1,099
Pool #692309,
6.00%, 1/15/39	648	708
Pool #695635,
7.00%, 10/15/38	114	125
Pool #698336,
4.50%, 5/15/39	6,587	6,877
Pool #699277,
6.00%, 9/15/38	583	637

FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.7% (5) continued
Ginnie Mae I Pool - 3.5% continued
Pool #700972,
5.50%, 11/15/38	$660	$714
Pool #701196,
6.00%, 10/15/38	904	987
Pool #703677,
5.50%, 6/15/39	949	1,027
Pool #704185,
5.50%, 1/15/39	1,105	1,196
Pool #710130,
7.00%, 1/15/39	388	426
Pool #723231,
4.00%, 10/15/39	967	985
Pool #723339,
5.00%, 9/15/39 (4)	965	1,031
Pool #726085,
4.00%, 11/15/24	971	1,019
Pool #728629,
4.50%, 1/15/40	2,979	3,110
Pool #733663,
4.50%, 5/15/40	4,893	5,109
Pool #737286,
4.50%, 5/15/40	1,997	2,085
Pool #781939,
6.00%, 7/15/34	1,361	1,497
Pool #782131,
5.50%, 12/15/36	627	680
Pool #782150,
5.50%, 4/15/37	604	655
Pool #782259,
5.00%, 2/15/36	783	838
Pool #782272,
5.50%, 2/15/38	1,494	1,617
Pool #782498,
6.00%, 12/15/38	785	857
Pool #782584,
5.00%, 3/15/39	1,386	1,480
Pool #782675,
4.50%, 6/15/24	924	984
Pool #782831,
6.00%, 12/15/39	534	583
Pool TBA,
4.50%, 7/1/19 (4)	4,200	4,375
4.00%, 7/1/40 (4)	1,500	1,524
5.00%, 7/15/40 (4)	12,800	13,634

		66,026

Ginnie Mae II Pool - 2.6%
Pool #3570,
6.00%, 6/20/34	285	314
Pool #3665,
5.50%, 1/20/35	913	993
Pool #3852,
6.00%, 5/20/36	219	240
Pool #3879,
6.00%, 7/20/36	797	873
Pool #3910,
6.00%, 10/20/36	407	445
Pool #3994,
5.00%, 6/20/37	323	344
Pool #4018,
6.50%, 8/20/37	822	904
Pool #4026,
5.00%, 9/20/37	383	408
Pool #4027,
5.50%, 9/20/37	246	266
Pool #4040,
6.50%, 10/20/37	179	196
Pool #4098,
5.50%, 3/20/38	1,292	1,396
Pool #4116,
6.50%, 4/20/38	369	406
Pool #4170,
6.00%, 6/20/38	971	1,060
Pool #4194,
5.50%, 7/20/38	2,940	3,176
Pool #4243,
5.00%, 9/20/38	797	850
Pool #4244,
5.50%, 9/20/38	788	851
Pool #4245,
6.00%, 9/20/38	485	529
Pool #4269,
6.50%, 10/20/38	476	523
Pool #4290,
5.50%, 11/20/38	590	638
Pool #4344,
6.00%, 1/20/39	806	880

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.7% (5) continued
Ginnie Mae II Pool - 2.6% continued
Pool #4345,
6.50%, 1/20/39	$499	$549
Pool #4425,
5.50%, 4/20/39	1,144	1,237
Pool #4559,
5.00%, 10/20/39	2,313	2,466
Pool #4617,
4.50%, 1/20/40	494	515
Pool #4619,
5.50%, 1/20/40	1,957	2,114
Pool #4713,
4.50%, 6/20/40 (4)	1,498	1,560
Pool #654804,
6.00%, 5/20/36	283	310
Pool #782433,
6.00%, 10/20/38	1,592	1,741
Pool TBA,
5.00%, 7/15/39 (4)	12,600	13,391
4.50%, 12/31/49 (4)	8,700	9,041

		48,216

Tennessee Valley Authority - 0.1%
5.50%, 7/18/17	600	698
5.25%, 9/15/39	1,650	1,824

		2,522

Total U.S. Government Agencies (Cost $737,824)		769,739

U.S. GOVERNMENT OBLIGATIONS - 32.1%
U.S. Treasury Bonds - 5.5%
8.75%, 8/15/20	1,450	2,174
7.88%, 2/15/21	1,550	2,219
8.00%, 11/15/21	2,125	3,091
7.13%, 2/15/23	2,000	2,769
6.25%, 8/15/23	11,550	14,972
7.63%, 2/15/25	165	242
6.00%, 2/15/26	6,750	8,698
5.38%, 2/15/31	1,000	1,230
4.50%, 2/15/36	475	525
4.75%, 2/15/37	7,335	8,422
5.00%, 5/15/37	4,575	5,453
4.38%, 2/15/38	8,890	9,612
4.50%, 5/15/38	1,700	1,875
3.50%, 2/15/39	6,000	5,573
4.25%, 5/15/39	12,250	12,952
4.50%, 8/15/39	8,000	8,811
4.38%, 11/15/39	7,000	7,557
4.63%, 2/15/40	6,000	6,744

		102,919

U.S. Treasury Notes - 26.6%
5.75%, 8/15/10	1,000	1,007
2.38%, 8/31/10	10,000	10,036
1.50%, 10/31/10	15,000	15,064
4.50%, 11/15/10	3,000	3,048
4.25%, 1/15/11	3,000	3,064
0.88%, 1/31/11	6,000	6,022
0.88%, 2/28/11	20,000	20,077
4.50%, 2/28/11	3,000	3,084
4.88%, 4/30/11	5,750	5,966
4.63%, 8/31/11	5,450	5,715
4.63%, 10/31/11	1,750	1,848
1.75%, 11/15/11	8,000	8,142
0.75%, 11/30/11	5,000	5,019
1.13%, 1/15/12	7,000	7,066
4.63%, 2/29/12	1,350	1,442
1.38%, 4/15/12	29,000	29,436
4.63%, 7/31/12	6,850	7,422
4.13%, 8/31/12	10,400	11,184
4.25%, 9/30/12	2,250	2,433
3.38%, 11/30/12	1,000	1,064
3.63%, 12/31/12	3,500	3,753
2.88%, 1/31/13	9,500	10,008
1.38%, 3/15/13	25,000	25,324
3.13%, 4/30/13	4,000	4,252
1.13%, 6/15/13	25,000	25,099
3.38%, 7/31/13	8,000	8,577
4.25%, 8/15/13	425	467
3.13%, 8/31/13	2,000	2,129
3.13%, 9/30/13	9,700	10,328
2.75%, 10/31/13	17,500	18,417
2.00%, 11/30/13	4,700	4,825
1.75%, 3/31/14	5,000	5,069
1.88%, 4/30/14	15,000	15,271
2.63%, 6/30/14	10,500	10,977
2.63%, 7/31/14	3,000	3,135
4.25%, 8/15/14	2,000	2,223
2.38%, 8/31/14	2,500	2,585
2.38%, 9/30/14	17,000	17,559
2.38%, 10/31/14	30,000	30,952

FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 32.1% continued
U.S. Treasury Notes - 26.6% continued
2.13%, 11/30/14	$5,000	$5,106
2.63%, 12/31/14	25,000	26,039
2.25%, 1/31/15	8,000	8,199
4.00%, 2/15/15	2,000	2,207
4.50%, 11/15/15	2,000	2,271
5.13%, 5/15/16	3,000	3,501
3.25%, 6/30/16	10,000	10,605
4.63%, 11/15/16	2,600	2,967
4.63%, 2/15/17	2,500	2,856
3.13%, 4/30/17	7,000	7,317
4.50%, 5/15/17	1,850	2,105
4.75%, 8/15/17	2,400	2,775
4.25%, 11/15/17	2,950	3,314
3.50%, 2/15/18	6,250	6,681
3.88%, 5/15/18	3,300	3,607
4.00%, 8/15/18	20,750	22,823
3.75%, 11/15/18	2,300	2,478
2.75%, 2/15/19	13,000	12,951
3.63%, 8/15/19	3,000	3,172
3.38%, 11/15/19	18,000	18,643
3.50%, 5/15/20	5,000	5,233

		503,939

Total U.S. Government Obligations (Cost $582,516)		606,858

MUNICIPAL BONDS - 0.4%
California - 0.2%
Bay Area Toll Authority Tollway Bridge Revenue Bonds, Series F2, Build America Bonds,
6.26%, 4/1/49	225	238
Bay Area Toll Authority Tollway Bridge Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50 (4)	150	152
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	920	968
California State Taxable G.O. Unlimited Bonds, Build America Bonds,
7.63%, 3/1/40	140	152
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	638
East Bay Municipal Utility District Water System Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	100	109
Los Angeles Unified School District G.O. Unlimited Bonds, Build America Bonds,
6.76%, 7/1/34	90	103
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Build America Bonds Kry,
5.75%, 7/1/34	335	335
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds,
6.00%, 11/1/40	250	258
University of California Revenue Bonds, Build America Bonds, Regents University,
6.27%, 5/15/31	200	212

		3,165

Colorado - 0.0%
Denver City & County G.O. Unlimited Bonds, Build America Bonds,
5.65%, 8/1/30	250	257

Connecticut - 0.0%
Connecticut State G.O. Unlimited Bonds, Build America Bonds,
5.63%, 12/1/29	165	186
Connecticut State G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	200	231

		417

District of Columbia - 0.0%
District of Columbia Income TRB, Series E, Build America Bonds,
5.59%, 12/1/34	30	33

Georgia - 0.0%
Municipal Electric Authority of Georgia TRB, Series PL, Build America Bonds,
6.64%, 4/1/57	70	69

Illinois - 0.1%
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	147
Chicago Transit Authority Transfer Tax Receipts Revenue Bonds, Series A,
6.90%, 12/1/40	300	338

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.4% continued
Illinois - 0.1% continued
Illinois State G.O. Unlimited Bonds, Build America Bonds,
6.63%, 2/1/35	$250	$242
Illinois State Taxable G.O. Unlimited Bonds,
4.42%, 1/1/15	100	100
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	1,025	812

		1,639

Nevada - 0.0%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	377

New Jersey - 0.0%
New Jersey State Turnpike Authority TRB, Series F, Build America Bonds,
7.41%, 1/1/40	125	158

New York - 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund TRB, Build America Bonds,
7.34%, 11/15/39	75	93
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds,
6.67%, 11/15/39	250	278
New York City Transitional Finance Authority TRB, Future Tax Secured, Build America Bonds,
5.77%, 8/1/36	300	311
New York G.O. Unlimited Bonds, Series H-1, Build America Bonds,
5.85%, 6/1/40	85	87
New York State Urban Development Corp. TRB, Build America Bonds,
5.77%, 3/15/39	100	103

		872

Ohio - 0.0%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series B, Build America Bonds,
6.45%, 2/15/44	200	209

Oregon - 0.0%
Oregon State Department of Transportation Highway User TRB, Sub Lien Series A, Build America Bonds,
5.83%, 11/15/34	200	220

Texas - 0.0%
North Texas Tollway Authority TRB, Series B, Build America Bonds,
6.72%, 1/1/49	125	141
University of Texas Revenue Bonds, Series D, Build America Bonds,
5.13%, 8/15/42	190	195

		336

Washington - 0.0%
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	101

Total Municipal Bonds (Cost $7,609)		7,853

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 10.1%
Northern Institutional Funds - Diversified Assets Portfolio (6) (7)	191,523,354	$191,523

Total Investment Companies (Cost $191,523)		191,523

Total Investments - 108.9% (Cost $1,970,368)		2,062,067

Liabilities less Other Assets - (8.9)%		(168,273)

NET ASSETS - 100.0%		$1,893,794
(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Restricted security that has been deemed illiquid. At June 30, 2010, the value of these restricted illiquid securities amounted to approximately $2,836,000 or 0.15% of net assets. Additional information on each restricted illiquid security is as follows:

FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Cenovus Energy, Inc.,
4.50%, 9/15/14	9/15/09	$50

Cenovus Energy, Inc.,
6.75%, 11/15/39	9/15/09	65

Mead Johnson Nutrition Co.,
4.90%, 11/1/19	12/15/09	249

Mead Johnson Nutrition Co.,
5.90%, 11/1/39	11/4/09	51

NBC Universal, Inc.,
3.65%, 4/30/15	4/27/10	115
NBC Universal, Inc.,
5.15%, 4/30/20	4/27/10	200

Petroleos Mexicanos,
6.00%, 3/5/20	1/28/10	543

PSEG Power LLC,
2.50%, 4/15/13	3/29/10	100

Republic Services, Inc.,
5.50%, 9/15/19	8/31/09	119

Republic Services, Inc.,
5.00%, 3/1/20	3/1/10	400

Republic Services, Inc.,
5.25%, 11/15/21	11/18/09	500

Williams Partners L.P.,
5.25%, 3/15/20	2/2/10	180

Williams Partners L.P.,
6.30%, 4/15/40	2/2/10	129

(4)	When-Issued Security.
(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(7)	At March 31, 2010, the value of the fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $205,037,000 with net sales of approximately $13,514,000 during the period ended June 30, 2010.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,970,368

Gross tax appreciation of investments	$93,996

Gross tax depreciation of investments	(2,297)

Net tax appreciation of investments	$91,699

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Index Fund’s investments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$65,118	(1)	$—	$65,118
Corporate Bonds	—	299,019	(1)	—	299,019
Foreign Issuer Bonds	—	121,957	(1)	—	121,957
U.S. Government Agencies	—	769,739	(1)	—	769,739
U.S. Government Obligations	—	606,858	(1)	—	606,858
Municipal Bonds	—	7,853	(1)	—	7,853
Investment Companies	191,523	—		—	191,523

Total Investments	$191,523	$1,870,544		$—	$2,062,067

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FSB- Federal Savings Bank

G.O. - General Obligation

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    39    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS BOND INDEX FUND continued	JUNE 30, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)*	BALANCE AS OF 6/30/10 (000S)
Foreign Issuer Bonds
Multi-National	$200	$—	$2	$—	$(202)	$—
Oil & Gas	564	—	14	—	(578)	—

Total	$764	$—	$16	$—	$(780)	$—

*	The fair value of Net Transfers In and/or Out of Level 3 were measured using the fair value as of the beginning of the year for transfers in and the fair value as of the end of the year for transfers out.

FIXED INCOME FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.1%
Commercial Mortgage Services - 3.1%
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2,
5.52%, 7/10/46	$1,759	$1,795
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	12,006	12,352
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	7,000	7,358
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	5,334	5,404
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	6,720	6,891

		33,800

Total Asset-Backed Securities (Cost $33,277)		33,800

CORPORATE BONDS - 22.0%
Aerospace/Defense - 0.9%
BE Aerospace, Inc.,
8.50%, 7/1/18	3,775	3,964
Meccanica Holdings USA,
6.25%, 1/15/40 (1) (2)	6,150	5,711

		9,675

Agriculture - 1.5%
Altria Group, Inc.,
9.70%, 11/10/18	6,040	7,649
9.25%, 8/6/19	5,155	6,434
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	1,535	1,833

		15,916

Banks - 0.5%
Goldman Sachs Group (The), Inc.,
5.63%, 1/15/17	5,230	5,288

Beverages - 0.2%
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	2,250	2,276

Biotechnology - 0.3%
Genzyme Corp.,
5.00%, 6/15/20 (1) (2)	2,805	2,889

Chemicals - 0.4%
Mosaic (The) Co.,
7.63%, 12/1/16 (2)	4,345	4,693

Commercial Services - 0.7%
Erac USA Finance LLC,
6.38%, 10/15/17 (1) (2)	1,405	1,581
5.25%, 10/1/20 (1) (2)	3,515	3,552
7.00%, 10/15/37 (1) (2)	2,595	2,828

		7,961

Computers - 0.1%
Brocade Communications Systems, Inc.,
6.63%, 1/15/18 (1) (2)	800	794

Diversified Financial Services - 3.8%
Capital One Capital V,
10.25%, 8/15/39	3,195	3,371
Countrywide Financial Corp.,
6.25%, 5/15/16	3,485	3,633
FMR LLC,
6.45%, 11/15/39 (1) (2)	5,250	5,571
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.75%, 1/15/16 (1) (2)	6,375	6,200
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39	5,375	5,466
New Communications Holdings, Inc.,
8.25%, 4/15/17 (2)	7,860	7,889
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15 (1) (2)	4,315	4,452
Power Receivable Finance LLC,
6.29%, 1/1/12 (1) (2)	496	506
TD Ameritrade Holding Corp.,
5.60%, 12/1/19	4,385	4,620

		41,708

Electronics - 0.9%
Agilent Technologies, Inc.,
6.50%, 11/1/17	5,485	6,058
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	2,630	2,661
3.25%, 11/20/14	1,050	1,084

		9,803

Food - 0.4%
SUPERVALU, Inc.,
8.00%, 5/1/16	4,695	4,648

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.0% continued
Insurance - 3.0%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14 (1) (2)	$2,609	$2,713
Metropolitan Life Global Funding I,
5.13%, 4/10/13 (1) (2)	1,255	1,357
5.13%, 6/10/14 (1) (2)	9,555	10,380
New York Life Global Funding,
4.65%, 5/9/13 (1) (2)	5,555	5,959
Pricoa Global Funding I,
5.45%, 6/11/14 (1) (2)	5,735	6,235
Protective Life Corp.,
8.45%, 10/15/39	5,605	5,981

		32,625

Iron/Steel - 0.5%
Steel Dynamics, Inc.,
6.75%, 4/1/15	1,170	1,174
7.75%, 4/15/16	4,720	4,744

		5,918

Lodging - 0.5%
Hyatt Hotels Corp.,
6.88%, 8/15/19 (1) (2)	4,580	4,924

Media - 0.6%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
7.63%, 5/15/16	5,775	6,273

Metal Fabrication/Hardware - 0.5%
Commercial Metals Co.,
7.35%, 8/15/18	4,845	5,086

Office/Business Equipment - 0.4%
Xerox Corp.,
5.50%, 5/15/12	3,975	4,237

Oil & Gas - 1.9%
Anadarko Petroleum Corp.,
6.20%, 3/15/40	5,000	3,956
Newfield Exploration Co.,
7.13%, 5/15/18	2,235	2,213
6.88%, 2/1/20	1,905	1,848
Pioneer Natural Resources Co.,
6.88%, 5/1/18	3,690	3,705
Pride International, Inc.,
8.50%, 6/15/19	6,320	6,557
XTO Energy, Inc.,
4.63%, 6/15/13	2,270	2,447

		20,726

Packaging & Containers - 1.4%
Ball Corp.,
7.13%, 9/1/16	2,245	2,349
Crown Americas LLC/Crown Americas Capital Corp.,
7.75%, 11/15/15	3,350	3,476
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.75%, 10/15/16 (2)	3,180	3,108
Temple-Inland, Inc.,
6.88%, 1/15/18	5,500	5,775

		14,708

Pharmaceuticals - 0.2%
Express Scripts, Inc.,
5.25%, 6/15/12	2,515	2,687

Pipelines - 1.6%
El Paso Corp.,
8.25%, 2/15/16	6,175	6,468
Enterprise Products Operating LLC,
5.60%, 10/15/14	3,340	3,624
6.45%, 9/1/40	4,455	4,682
Plains All American Pipeline LP/PAA Finance Corp.,
5.63%, 12/15/13	2,605	2,833

		17,607

Telecommunications - 1.7%
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17 (1) (2)	4,530	4,791
Cellco Partnership/Verizon Wireless Capital LLC,
8.50%, 11/15/18	2,650	3,445
Qwest Corp.,
7.63%, 6/15/15	5,775	6,179
Windstream Corp.,
8.13%, 8/1/13	3,975	4,109

		18,524

Total Corporate Bonds (Cost $235,100)		238,966

FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.1%
Banks - 1.7%
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13 (1) (2)	$10,980	$11,098
Lloyds TSB Bank PLC,
4.38%, 1/12/15 (1) (2)	4,040	3,893
Westpac Banking Corp.,
4.20%, 2/27/15	3,830	3,986

		18,977

Beverages - 0.3%
SABMiller PLC,
5.50%, 8/15/13 (1) (2)	3,160	3,457

Diversified Financial Services - 0.6%
Macquarie Group Ltd.,
6.00%, 1/14/20 (1) (2)	6,875	6,968

Electric - 0.3%
TransAlta Corp.,
4.75%, 1/15/15	3,030	3,190

Insurance - 1.3%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	3,990	4,394
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17 (1) (2)	5,600	4,466
XL Group PLC,
6.50%, 4/15/17	8,200	5,658

		14,518

Leisure Time - 0.5%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13	5,245	5,101

Media - 0.2%
Grupo Televisa S.A.,
6.63%, 1/15/40	1,850	1,928

Mining - 0.7%
Teck Resources Ltd.,
10.75%, 5/15/19	5,980	7,327

Miscellaneous Manufacturing - 0.8%
Tyco Electronics Group S.A.,
6.00%, 10/1/12	5,942	6,417
Tyco International Finance S.A.,
4.13%, 10/15/14	1,970	2,091

		8,508

Oil & Gas - 0.8%
Nexen, Inc.,
6.40%, 5/15/37	2,650	2,763
Petrobras International Finance Co.,
6.88%, 1/20/40	3,990	4,023
Shell International Finance B.V.,
3.10%, 6/28/15	2,390	2,427

		9,213

Oil & Gas Services - 0.4%
Weatherford International Ltd.,
9.63%, 3/1/19	3,135	3,775

Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	5,050	5,149

Total Foreign Issuer Bonds (Cost $89,642)		88,111

U.S. GOVERNMENT AGENCIES - 36.7% (3)
Fannie Mae - 27.7%
Pool #190371,
6.50%, 7/1/36	1,001	1,100
Pool #255452,
5.50%, 10/1/19	3,723	4,045
Pool #255498,
5.50%, 12/1/34	1,879	2,023
Pool #257314,
5.00%, 8/1/23	4,581	4,894
Pool #535714,
7.50%, 1/1/31	128	146
Pool #545003,
8.00%, 5/1/31	6	7
Pool #545437,
7.00%, 2/1/32	263	298
Pool #545556,
7.00%, 4/1/32	176	199
Pool #555189,
7.00%, 12/1/32	1,002	1,133
Pool #581806,
7.00%, 7/1/31	473	535
Pool #735893,
5.00%, 10/1/35	16,798	17,830
Pool #796457,
6.00%, 9/1/34	5,929	6,504

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 36.7% (3) continued
Fannie Mae - 27.7% continued
Pool #797773,
5.00%, 3/1/20	$1,029	$1,106
Pool #802793,
5.50%, 11/1/34	1,741	1,875
Pool #829125,
5.50%, 10/1/35	10,048	10,812
Pool #831810,
6.00%, 9/1/36	10,968	11,937
Pool #845182,
5.50%, 11/1/35	10,852	11,676
Pool #871232,
6.00%, 4/1/36	6,912	7,523
Pool #889266,
4.50%, 3/1/23	3,316	3,508
Pool #890001,
5.00%, 2/1/38	9,673	10,267
Pool #890009,
5.50%, 9/1/36	10,881	11,735
Pool #893082,
5.78%, 9/1/36	4,196	4,462
Pool #919638,
5.50%, 9/1/37	9,538	10,252
Pool #934476,
4.50%, 3/1/23	4,460	4,718
Pool #946869,
6.00%, 9/1/37	2,658	2,887
Pool #955782,
6.50%, 10/1/37	1,531	1,679
Pool #988916,
5.00%, 8/1/23	2,393	2,556
Pool #991529,
6.00%, 11/1/38	9,530	10,348
Pool #993739,
6.00%, 9/1/38	5,027	5,462
Pool #995976,
6.00%, 4/1/38	4,440	4,824
Pool #AC6767,
4.50%, 1/1/40	4,737	4,918
Pool #AC9581,
5.50%, 1/1/40	8,023	8,673
Pool #AD6929,
5.00%, 6/1/40 (4)	8,111	8,594
Pool TBA,
4.50%, 7/1/18 (4)	2,705	2,853
6.00%, 7/15/36 (4)	12,500	13,557
4.50%, 7/15/40 (4)	57,088	59,166
5.00%, 7/15/40 (4)	25,730	27,222
(0.16)%, 12/31/49 (4) (5)	18,265	19,606

		300,930

Freddie Mac - 2.3%
Pool #1B3575,
6.07%, 9/1/37	4,314	4,657
Pool #1G2296,
6.17%, 11/1/37	7,717	8,347
Pool #1J0365,
5.77%, 4/1/37	2,795	2,978
Pool #1J2840,
5.94%, 9/1/37	2,676	2,862
Pool #848076,
5.52%, 6/1/38	5,837	6,255

		25,099

Freddie Mac Gold - 6.1%
Pool #A61560,
5.50%, 10/1/36	10,399	11,198
Pool #A62213,
6.00%, 6/1/37	8,269	8,990
Pool #A65182,
6.50%, 9/1/37	10,661	11,706
Pool #C00910,
7.50%, 1/1/30	420	482
Pool #C02790,
6.50%, 4/1/37	5,517	6,058
Pool #C02838,
5.50%, 5/1/37	7,914	8,503
Pool #G01954,
5.00%, 11/1/35	8,041	8,528
Pool #G02869,
5.00%, 11/1/35	10,279	10,901

		66,366

Ginnie Mae I Pool - 0.2%
Pool #627123,
5.50%, 3/15/34	2,483	2,698

FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 36.7% (3) continued
Government National Mortgage Association - 0.4%
Series 2008, Class 8A,
3.61%, 11/16/27	$4,129	$4,209

Total U.S. Government Agencies (Cost $380,410)		399,302

U.S. GOVERNMENT OBLIGATIONS - 18.3%
U.S. Treasury Bonds - 5.3%
4.63%, 2/15/40	50,820	57,125

U.S. Treasury Notes - 13.0%
1.13%, 6/15/13	9,100	9,136
1.88%, 6/30/15	16,968	17,033
2.50%, 6/30/17	61,573	61,842
3.50%, 5/15/20	51,505	53,903

		141,914

Total U.S. Government Obligations (Cost $192,859)		199,039

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 21.3%
Northern Institutional Funds - Diversified Assets Portfolio (6) (7)	232,055,154	$232,055

Total Investment Companies (Cost $232,055)		232,055

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.30%, 1/13/11	$1,500	$1,498

Total Short-Term Investments (Cost $1,498)		1,498

Total Investments - 109.6% (Cost $1,164,841)		1,192,771

Liabilities less Other Assets - (9.6)%		(104,887)

NET ASSETS - 100.0%		$1,087,884

(1)	Restricted security that has been deemed illiquid. At June 30, 2010, the value of these restricted illiquid securities amounted to approximately $100,325,000 or 9.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13	1/29/10	$10,976

Brocade Communications Systems, Inc.,
6.63%, 1/15/18	1/13/10	794

Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	1/11/07 - 6/27/07	5,516

CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	4,841

Erac USA Finance LLC.,
6.38%, 10/15/17	12/14/09	1,472

Erac USA Finance LLC.,
5.25%, 10/1/20	10/10/07	2,573

Erac USA Finance LLC.,
7.00%, 10/15/37	10/10/07	2,573

FMR LLC,
6.45%, 11/15/39	1/6/10	4,985

Genzyme Corp.,
5.00%, 6/15/20	6/14/10	2,782

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	4,574

Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	2/25/10	5,993

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09 - 1/5/10	2,410

Lloyds TSB Bank PLC,
4.38%, 1/12/15	1/5/10	4,040

Macquarie Group Ltd.,
6.00%, 1/14/20	1/7/10	6,869

Meccanica Holdings USA,
6.25%, 1/15/40	10/20/09 - 11/17/09	6,174

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Metropolitan Life Global Funding I,
5.13%, 4/10/13	11/23/09	$1,338

Metropolitan Life Global Funding I,
5.13%, 6/10/14	6/3/09 - 1/12/10	10,048

New York Life Global Funding,
4.65%, 5/9/13	10/27/09	5,903

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	4,297

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	496

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	5,723

SABmiller PLC,
5.50%, 8/15/13	3/6/09	3,021

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Zero coupon bond reflects effective yield on the date of purchase.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(7)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $87,345,000 with net purchases of approximately $144,710,000 during the period ended June 30, 2010.

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,164,841

Gross tax appreciation of investments	$35,297
Gross tax depreciation of investments	(7,315)

Net tax appreciation of investments	$27,982

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Fixed Income Fund’s investments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$33,800		$—	$33,800
Corporate Bonds	—	238,966	(1)	—	238,966
Foreign Issuer Bonds	—	88,111	(1)	—	88,111
U.S. Government Agencies	—	399,302	(1)	—	399,302
U.S. Government Obligations	—	199,039	(1)	—	199,039
Investment Companies	232,055	—		—	232,055
Short-Term Investments	—	1,498		—	1,498

Total Investments	$232,055	$960,716		$—	$1,192,771

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

FIXED INCOME FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)*	BALANCE AS OF 6/30/10 (000S)
Corporate Bonds
Diversified Financial Services	$5,291	$17	$585	$(322)	$(5,571)	$—
Foreign Issuer Bonds
Banks	17,960	(28)	80	(3,022)	(14,990)	—
Miscellaneous Manufacturing	5,944	(1)	(41)	(5,902)	—	—

Total	$29,195	$(12)	$624	$(9,246)	$(20,561)	$—

*	The fair value of Net Transfers In and/or Out of Level 3 were measured using the fair value as of the beginning of the year for transfers in and the fair value as of the end of the year for transfers out.

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED IN COME FUND	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS - 84.3%
British Pound Sterling - 3.9%
Treasury of Great Britain,
8.00%, 9/27/13	145	$262
4.75%, 12/7/30	150	244
4.25%, 3/7/36	450	681
4.75%, 12/7/38	280	459

		1,646

Canadian Dollar - 3.6%
Government of Canada,
5.00%, 6/1/14	1,230	1,279
8.00%, 6/1/23	190	266

		1,545

Danish Krone - 1.0%
Government of Denmark,
4.00%, 11/15/12	100	17
4.00%, 11/15/19	2,125	388

		405

Euro - 22.7%
Buoni Poliennali Del Tesoro,
3.75%, 9/15/11	643	806
4.25%, 10/15/12	510	652
3.75%, 8/1/16	500	630
5.00%, 3/1/25	550	701
5.25%, 11/1/29	200	255
5.00%, 8/1/39	170	209
Deutschland Bundesrepublik,
6.25%, 1/4/24	285	479
5.63%, 1/4/28	200	324
5.50%, 1/4/31	95	155
4.75%, 7/4/40	150	234
Government of Belgium,
5.00%, 9/28/12	360	478
4.25%, 9/28/14	502	668
4.00%, 3/28/18	260	339
Government of France O.A.T.,
5.00%, 10/25/16	385	545
3.75%, 10/25/19	525	683
4.00%, 10/25/38	600	776
Government of Ireland,
5.00%, 4/18/13	100	127
4.50%, 10/18/18	245	288
Government of Netherlands,
4.00%, 7/15/18	250	340
Government of Spain,
3.25%, 7/30/10	188	230
3.30%, 10/31/14	260	314
4.80%, 1/31/24	240	292
6.00%, 1/31/29	110	147

		9,672

Japanese Yen - 21.9%
Government of Japan Ten Year Bonds,
1.00%, 12/20/12	50,000	577
1.30%, 3/20/14	120,000	1,412
1.30%, 3/20/15	90,000	1,065
1.50%, 9/20/15	89,300	1,069
1.50%, 12/20/17	110,000	1,320
1.30%, 12/20/18	40,000	470
1.30%, 9/20/19	18,500	216
Government of Japan Thirty Year Bonds,
2.50%, 9/20/37	41,000	520
2.20%, 9/20/39	19,000	227
Government of Japan Twenty Year Bonds,
1.90%, 3/22/21	108,000	1,313
1.80%, 6/20/23	50,000	594
Government of Japan Two Year Bonds,
0.20%, 4/15/12	50,000	566

		9,349

United States Dollar - 31.2%
Freddie Mac,
5.13%, 7/15/12	750	818
U.S. Treasury Bonds,
8.75%, 5/15/17	300	422
6.25%, 8/15/23	400	518
6.63%, 2/15/27	350	482
6.38%, 8/15/27	140	189
6.13%, 8/15/29	50	66
5.38%, 2/15/31	40	49
4.50%, 2/15/36	265	293
4.25%, 5/15/39	500	529
U.S. Treasury Notes,
0.75%, 11/30/11	1,500	1,506
2.88%, 1/31/13	150	158
2.75%, 2/28/13	1,024	1,075
4.25%, 11/15/13	234	258
2.00%, 11/30/13	1,000	1,027

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS - 8 4.3% continued
United States Dollar - 31.2% continued
1.88%, 4/30/14	830	$845
2.63%, 6/30/14	750	784
4.13%, 5/15/15	650	722
4.88%, 8/15/16	1,500	1,736
3.13%, 10/31/16	600	629
4.25%, 11/15/17	322	362
3.50%, 5/15/20	800	837

		13,305

Total Debt Obligations (Cost $ 34,800)		35,922

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 12.4%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	5,297,074	$5,297

Total Investment Companies (Cost $ 5,297)		5,297

Total Investments - 96.7% (Cost $ 40,097)		41,219

Other Assets less Liabilities - 3.3%		1,413

NET ASSETS - 100.0%		$42,632

(1)	Principal amounts stated in local currencies.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2010, the value of the fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $111,000 with net purchases of approximately $5,186,000 during the period ended June 30, 2010

Percentages shown are based on Net Assets.

At June 30, 2010, the Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Japanese Yen	$100,158	United States Dollar	$1,128	7/1/10	$(5)
Japanese Yen	153,600	United States Dollar	1,676	9/10/10	(63)
Japanese Yen	77,847	United States Dollar	850	9/10/10	(32)
Danish Krone	485	United States Dollar	78	9/10/10	(2)
Canadian Dollar	637	United States Dollar	602	9/10/10	4
United States Dollar	249	Australian Dollar	309	9/10/10	9
United States Dollar	1,055	British Pound	727	9/10/10	31
United States Dollar	550	Euro	460	9/10/10	13
United States Dollar	712	Euro	587	9/10/10	6
United States Dollar	1,129	Japanese Yen	100,158	9/10/10	5
United States Dollar	229	Swedish Krona	1,845	9/10/10	7

Total					$(27)

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amount in thousands)

Federal tax cost of investments	$40,097

Gross tax appreciation of investments	$2,657
Gross tax depreciation of investments	(1,535)

Net tax appreciation of investments	$1,122

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Fixed Income Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Debt Obligations (1)	$—	$35,922	$—	$35,922
Investment Companies	5,297	—	—	5,297

Total Investments	$5,297	$35,922	$—	$41,219

Other Financial Instruments*	$—	$(27)	$—	$(27)

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)*	BALANCE AS OF 6/30/10 (000S)
Japanese Yen	$12,978	$1,110	$(270)	$(7,025)	$(6,793)	$—

*	The fair value of Net Transfers In and/or Out of Level 3 were measured using the fair value as of the beginning of the year for transfers in and the fair value as of the end of the year for transfers out.

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.9%
Diversified Financial Services - 0.9%
Glen Meadow Pass-Through Trust,
6.51%, 2/12/67 (1)	$39,325	$28,265

Total Asset-Backed Securities (Cost $31,352)		28,265

CORPORATE BONDS - 76.8%
Aerospace/Defense - 0.9%
BE Aerospace, Inc.,
8.50%, 7/1/18	16,744	17,581
Wyle Services Corp.,
10.50%, 4/1/18 (1) (2)	9,035	8,990

		26,571

Agriculture - 0.5%
Alliance One International, Inc.,
10.00%, 7/15/16 (1)	16,785	17,079

Airlines - 1.2%
Delta Air Lines, Inc.,
12.25%, 3/15/15 (1)	21,050	22,471
United Air Lines, Inc.,
9.88%, 8/1/13 (1)	12,800	13,120

		35,591

Apparel - 0.6%
Levi Strauss & Co.,
7.63%, 5/15/20 (1)	19,675	19,281

Auto Parts & Equipment - 2.5%
Affinia Group, Inc.,
9.00%, 11/30/14	17,581	17,669
American Axle & Manufacturing, Inc.,
7.88%, 3/1/17	24,665	21,397
ArvinMeritor, Inc.,
8.13%, 9/15/15	20,230	19,421
Goodyear Tire & Rubber (The) Co.,
10.50%, 5/15/16	16,225	17,644

		76,131

Banks - 2.2%
Ally Financial, Inc.,
7.50%, 12/31/13	31,655	31,576
CIT Group, Inc.,
7.00%, 5/1/14	19,675	18,544
7.00%, 5/1/16	19,675	17,953

		68,073

Chemicals - 1.6%
CF Industries, Inc.,
6.88%, 5/1/18	18,300	18,620
Huntsman International LLC,
8.63%, 3/15/20 (1)	14,750	13,644
LBI Escrow Corp.,
8.00%, 11/1/17 (1)	15,250	15,707

		47,971

Coal - 0.5%
Consol Energy, Inc.,
8.00%, 4/1/17 (1)	14,525	14,997

Commercial Services - 2.0%
Iron Mountain, Inc.,
8.75%, 7/15/18	11,525	11,900
RSC Equipment Rental, Inc./RSC Holdings III LLC,
10.25%, 11/15/19 (1)	14,750	14,897
Service Corp. International,
7.50%, 4/1/27	24,315	21,519
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holding,
10.25%, 12/1/17 (1) (2)	11,800	11,977

		60,293

Cosmetics/Personal Care - 0.4%
Revlon Consumer Products Corp.,
9.75%, 11/15/15 (1)	12,300	12,607

Distribution/Wholesale - 1.3%
ACE Hardware Corp.,
9.13%, 6/1/16 (1) (2)	14,825	15,529
American Tire Distributors, Inc.,
9.75%, 6/1/17 (1)	14,750	14,787
Intcomex, Inc.,
13.25%, 12/15/14 (1) (2)	9,075	9,359

		39,675

Diversified Financial Services - 4.0%
E*Trade Financial Corp.,
7.38%, 9/15/13	20,470	18,423
Ford Motor Credit Co. LLC,
8.13%, 1/15/20	51,125	52,183
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
8.00%, 1/15/18 (1)	20,625	20,006
International Lease Finance Corp.,
4.75%, 1/13/12	9,850	9,321

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.8% continued
Diversified Financial Services - 4.0% continued
5.40%, 2/15/12	$14,775	$13,999
5.55%, 9/5/12	9,825	9,236

		123,168

Electric - 2.6%
AES (The) Corp.,
9.75%, 4/15/16	21,900	23,542
Edison Mission Energy,
7.00%, 5/15/17	18,275	11,696
Energy Future Holdings Corp.,
10.88%, 11/1/17	9,825	7,271
10.00%, 1/15/20 (1)	25,064	24,939
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.,
10.88%, 6/1/16 (1) (2)	12,775	13,158

		80,606

Electronics - 0.5%
Viasystems, Inc.,
12.00%, 1/15/15 (1)	13,525	14,607

Engineering & Construction - 1.0%
American Residential Services LLC,
12.00%, 4/15/15 (1) (2)	9,850	9,850
MasTec, Inc.,
7.63%, 2/1/17 (1) (2)	20,230	19,674

		29,524

Entertainment - 0.5%
AMC Entertainment, Inc.,
8.75%, 6/1/19	14,750	14,824

Environmental Control - 0.6%
Casella Waste Systems, Inc.,
11.00%, 7/15/14 (1) (2)	8,600	9,288
Waste Services, Inc.,
9.50%, 4/15/14 (1) (2)	9,850	10,096

		19,384

Food - 2.5%
Dole Food Co., Inc.,
13.88%, 3/15/14	12,866	15,085
Ingles Markets, Inc.,
8.88%, 5/15/17	14,750	15,008
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
9.25%, 4/1/15 (1)	13,750	14,025
Tops Markets LLC,
10.13%, 10/15/15 (1)	14,775	15,218
U.S. Foodservice,
10.25%, 6/30/15 (1)	17,700	17,612

		76,948

Forest Products & Paper - 0.4%
P.H. Glatfelter Co.,
7.13%, 5/1/16	13,402	13,067

Gaming - 3.3%
Chukchansi Economic Development Authority,
8.00%, 11/15/13 (1)	15,495	10,847
Midwest Gaming Borrower LLC/Midwest Finance Corp.,
11.63%, 4/15/16 (1)	21,725	21,345
MTR Gaming Group, Inc.,
12.63%, 7/15/14	14,775	14,812
Peninsula Gaming LLC,
10.75%, 8/15/17	16,725	16,641
Scientific Games International, Inc.,
9.25%, 6/15/19	19,928	20,376
Yonkers Racing Corp.,
11.38%, 7/15/16 (1)	15,300	16,390

		100,411

Gas Distribution - 1.6%
Ferrellgas Partners L.P./Ferrellgas Finance Corp.,
9.13%, 10/1/17 (1)	15,685	16,352
Inergy L.P./Inergy Finance Corp.,
8.25%, 3/1/16	15,485	15,679
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
7.38%, 3/15/20	15,725	15,921

		47,952

Healthcare - Products - 1.0%
Accellent, Inc.,
10.50%, 12/1/13	16,425	16,179
Biomet, Inc.,
10.00%, 10/15/17	14,885	16,001

		32,180

Healthcare - Services - 3.1%
Capella Healthcare, Inc.,
9.25%, 7/1/17 (1)	6,900	6,969

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.8% continued
Healthcare - Services - 3.1% continued
CHS/Community Health Systems, Inc.,
8.88%, 7/15/15	$15,225	$15,701
HCA, Inc.,
8.50%, 4/15/19	36,400	38,584
Healthsouth Corp.,
8.13%, 2/15/20	14,750	14,492
Tenet Healthcare Corp.,
6.88%, 11/15/31	23,525	18,349

		94,095

Home Builders - 1.6%
Beazer Homes USA, Inc.,
9.13%, 6/15/18	19,200	17,760
K Hovnanian Enterprises, Inc.,
10.63%, 10/15/16	16,725	16,725
Meritage Homes Corp.,
7.15%, 4/15/20 (1)	15,725	14,074

		48,559

Household Products/Wares - 0.8%
Jarden Corp.,
7.50%, 1/15/20	13,275	12,976
Prestige Brands, Inc.,
8.25%, 4/1/18 (1)	12,730	12,826

		25,802

Insurance - 3.0%
Crum & Forster Holdings Corp.,
7.75%, 5/1/17	10,550	10,603
Genworth Financial, Inc.,
6.15%, 11/15/66	34,425	23,495
Liberty Mutual Group, Inc.,
10.75%, 6/15/58 (1)	24,309	26,254
Lincoln National Corp.,
7.00%, 5/17/66	9,375	7,805
6.05%, 4/20/67	8,850	6,637
Symetra Financial Corp.,
8.30%, 10/15/37 (1)	19,675	16,527

		91,321

Internet - 1.0%
GXS Worldwide, Inc.,
9.75%, 6/15/15 (1)	16,700	15,948
Terremark Worldwide, Inc.,
12.00%, 6/15/17	12,455	14,012

		29,960

Iron/Steel - 1.2%
AK Steel Corp.,
7.63%, 5/15/20	$17,700	$17,169
Ryerson Holding Corp.,
23.85%, 2/1/15 (1) (3)	47,063	20,531

		37,700

Lodging - 1.5%
Harrah’s Operating Co., Inc.,
11.25%, 6/1/17	19,775	20,813
12.75%, 4/15/18 (1)	9,825	9,383
MGM Resorts International,
5.88%, 2/27/14	19,675	15,592

		45,788

Machinery - Diversified - 0.5%
CNH America LLC,
7.25%, 1/15/16	16,885	16,927

Media - 4.3%
Allbritton Communications Co.,
8.00%, 5/15/18 (1)	22,600	22,374
Cablevision Systems Corp.,
8.63%, 9/15/17 (1)	11,825	12,062
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.88%, 4/30/18 (1)	7,375	7,412
8.13%, 4/30/20 (1)	9,850	10,072
Clear Channel Communications, Inc.,
6.25%, 3/15/11	15,300	14,726
10.75%, 8/1/16	19,675	13,822
McClatchy (The) Co.,
11.50%, 2/15/17 (1)	16,825	17,077
Mediacom Broadband LLC/Mediacom Broadband Corp.,
8.50%, 10/15/15	13,525	12,916
Umbrella Acquisition, Inc.,
9.75%, 3/15/15 (1) (4)	27,128	22,584

		133,045

Miscellaneous Manufacturing - 1.1%
Colt Defense LLC/Colt Finance Corp.,
8.75%, 11/15/17 (1)	16,725	13,255
FGI Holding Co., Inc.,
11.25%, 10/1/15 (1) (4)	19,650	19,257

		32,512

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.8% continued
Oil & Gas - 3.5%
Chesapeake Energy Corp.,
9.50%, 2/15/15	$26,575	$29,365
Comstock Resources, Inc.,
8.38%, 10/15/17	9,339	9,257
Denbury Resources, Inc.,
8.25%, 2/15/20	14,706	15,368
Hilcorp Energy I L.P./Hilcorp Finance Co.,
7.75%, 11/1/15 (1)	7,695	7,580
8.00%, 2/15/20 (1)	8,625	8,517
Linn Energy LLC/Linn Energy Finance Corp.,
8.63%, 4/15/20 (1)	9,850	10,084
Stone Energy Corp.,
8.63%, 2/1/17	13,300	11,970
Swift Energy Co.,
7.13%, 6/1/17	15,230	14,050

		106,191

Oil & Gas Services - 1.1%
Aquilex Holdings LLC/Aquilex Finance Corp.,
11.13%, 12/15/16 (1)	17,700	17,700
Dresser-Rand Group, Inc.,
7.38%, 11/1/14	15,171	15,171

		32,871

Oil Refining & Marketing - 0.5%
Citgo Petroleum Corp.,
11.50%, 7/1/17 (1)	14,275	14,168

Packaging & Containers - 2.6%
Berry Plastics Corp.,
9.50%, 5/15/18 (1)	14,750	13,496
Graham Packaging Co. L.P./GPC Capital Corp. I,
8.25%, 1/1/17 (1)	13,863	13,655
Plastipak Holdings, Inc.,
8.50%, 12/15/15 (1)	11,162	11,195
10.63%, 8/15/19 (1)	9,350	10,379
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
8.50%, 5/15/18 (1)	19,675	19,306
Solo Cup Co.,
8.50%, 2/15/14	14,820	13,301

		81,332

Pharmaceuticals - 1.4%
Mylan, Inc.,
7.63%, 7/15/17 (1)	14,750	15,045
QHP Royalty Sub LLC,
10.25%, 3/15/15 (1) (2)	8,176	8,327
Valeant Pharmaceuticals International,
7.63%, 3/15/20 (1)	16,420	19,375

		42,747

Pipelines - 1.8%
El Paso Corp.,
7.75%, 1/15/32	30,771	30,408
Holly Energy Partners L.P./Holly Energy Finance Corp.,
8.25%, 3/15/18 (1)	13,750	13,819
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
8.88%, 4/1/18 (1)	11,800	11,682

		55,909

Real Estate Investment Trusts - 0.8%
Felcor Lodging L.P.,
10.00%, 10/1/14	9,825	10,267
Omega Healthcare Investors, Inc.,
7.50%, 2/15/20 (1)	13,750	13,716

		23,983

Retail - 5.1%
AutoNation, Inc.,
6.75%, 4/15/18	13,355	13,155
Landry’s Restaurants, Inc.,
11.63%, 12/1/15	15,750	16,301
Michaels Stores, Inc.,
10.00%, 11/1/14	12,800	13,216
NPC International, Inc.,
9.50%, 5/1/14	13,775	13,775
Pantry (The), Inc.,
7.75%, 2/15/14	14,000	13,510
Phillips-Van Heusen Corp.,
7.38%, 5/15/20	18,200	18,359
Rite Aid Corp.,
7.50%, 3/1/17	9,825	8,695
9.50%, 6/15/17	15,780	12,506
Sonic Automotive, Inc.,
9.00%, 3/15/18	16,725	16,976
Susser Holdings LLC/Susser Finance Corp.,
8.50%, 5/15/16 (1)	14,350	14,350

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.8% continued
Retail - 5.1% continued
Wendy’s/Arby’s Restaurants LLC,
10.00%, 7/15/16	$15,500	$16,120

		156,963

Savings & Loans - 0.5%
Washington Mutual, Inc.,
5.25%, 9/15/17 (5)	14,750	15,635

Semiconductors - 1.3%
Advanced Micro Devices, Inc.,
8.13%, 12/15/17 (1)	11,575	11,517
Amkor Technology, Inc.,
7.38%, 5/1/18 (1)	14,350	13,920
Freescale Semiconductor, Inc.,
9.25%, 4/15/18 (1)	15,725	15,528

		40,965

Telecommunications - 7.0%
Alcatel-Lucent USA, Inc.,
6.45%, 3/15/29	26,650	17,589
Avaya, Inc.,
10.13%, 11/1/15	14,750	13,791
Clearwire Communications LLC/Clearwire Finance, Inc.,
12.00%, 12/1/15 (1)	15,750	15,612
Crown Castle International Corp.,
9.00%, 1/15/15	14,775	15,625
DigitalGlobe, Inc.,
10.50%, 5/1/14	13,750	14,781
Frontier Communications Corp.,
9.00%, 8/15/31	23,576	21,867
GCI, Inc.,
8.63%, 11/15/19 (1)	14,275	14,240
NII Capital Corp.,
8.88%, 12/15/19	21,625	21,841
PAETEC Holding Corp.,
9.50%, 7/15/15	17,010	16,542
Qwest Capital Funding, Inc.,
7.75%, 2/15/31	22,275	20,605
Sprint Capital Corp.,
8.75%, 3/15/32	15,616	14,913
Sprint Nextel Corp.,
6.00%, 12/1/16	29,500	26,476

		213,882

Transportation - 1.4%
Commercial Barge Line Co.,
12.50%, 7/15/17	10,745	11,350
Overseas Shipholding Group, Inc.,
8.13%, 3/30/18	19,370	19,031
United Maritime Group LLC/United Maritime Group Finance Corp.,
11.75%, 6/15/15 (1)	13,250	12,521

		42,902

Total Corporate Bonds (Cost $2,325,749)		2,354,197

FOREIGN ISSUER BONDS - 16.0%
Chemicals - 1.0%
Ineos Finance PLC,
9.00%, 5/15/15 (1)	14,750	14,713
Nova Chemicals Corp.,
8.63%, 11/1/19	15,750	15,593

		30,306

Computers - 0.6%
Seagate HDD Cayman,
6.88%, 5/1/20 (1)	19,675	18,691

Diversified Financial Services - 0.7%
National Money Mart Co.,
10.38%, 12/15/16 (1)	21,125	21,442

Electronics - 0.6%
NXP B.V./NXP Funding LLC,
7.88%, 10/15/14	19,675	18,052

Insurance - 3.1%
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17 (1) (2)	39,775	31,720
Stoneheath RE,
6.87%, 12/29/49	37,600	29,140
White Mountains Re Group Ltd.,
7.51%, 5/29/49 (1)	41,975	33,742

		94,602

Leisure Time - 0.6%
NCL Corp. Ltd.,
11.75%, 11/15/16 (1)	18,150	18,967

Lodging - 0.5%
MCE Finance Ltd.,
10.25%, 5/15/18 (1)	14,750	15,321

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 16.0% continued
Media - 1.0%
UPC Holding B.V.,
9.88%, 4/15/18 (1)	$14,867	$14,941
Virgin Media Finance PLC,
9.50%, 8/15/16	14,750	15,580

		30,521

Mining - 0.7%
Vedanta Resources PLC,
9.50%, 7/18/18 (1)	19,450	20,666

Miscellaneous Manufacturing - 0.7%
Bombardier, Inc.,
7.50%, 3/15/18 (1)	9,850	10,146
7.75%, 3/15/20 (1)	9,850	10,219

		20,365

Oil & Gas - 1.6%
Compton Petroleum Finance Corp.,
7.63%, 12/1/13	21,175	16,940
Gibson Energy ULC/GEP Midstream Finance Corp.,
10.00%, 1/15/18	9,825	9,334
OPTI Canada, Inc.,
8.25%, 12/15/14	28,325	24,642

		50,916

Telecommunications - 4.2%
Columbus International, Inc.,
11.50%, 11/20/14 (1)	17,700	18,852
Digicel Group Ltd.,
8.88%, 1/15/15 (1)	10,800	10,557
10.50%, 4/15/18 (1)	13,525	13,948
Digicel Ltd.,
8.25%, 9/1/17 (1)	2,950	2,920
Intelsat Luxembourg S.A.,
11.25%, 2/4/17	14,750	14,934
11.50%, 2/4/17 (4)	45,562	45,449
Wind Acquisition Holdings Finance S.p.A.,
12.25%, 7/15/17 (1) (4)	24,575	22,363

		129,023

Transportation - 0.7%
Kansas City Southern de Mexico S.A. de C.V.,
12.50%, 4/1/16	6,510	7,780
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.,
8.88%, 11/1/17 (1)	14,685	14,795

		22,575

Total Foreign Issuer Bonds (Cost $483,295)		491,447

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 1.5%
Ally Financial, Inc.
7.00% (1)	44,250	$34,395
Santander Finance Preferred S.A. Unipersonal
10.50%	442,500	11,797

Total Preferred Stocks (Cost $48,231)		46,192

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
iPCS, Inc., Exp. 7/15/10, Strike $1.00 (1) (6) *	1,500	$—
Leap Wireless International, Inc., Exp. 4/15/10, Strike $1.00 (1) (6) *	2,000	—

Total Warrants (Cost $10)		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.0%
Northern Institutional Funds - Diversified Assets Portfolio (7) (8)	62,320,326	$62,320

Total Investment Companies (Cost $62,320)		62,320

Total Investments - 97.2% (Cost $2,950,957)		2,982,421

Other Assets less Liabilities - 2.8%		85,324

NET ASSETS - 100.0%		$3,067,745

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

(2)	Restricted security that has been deemed illiquid. At June 30, 2010, the value of these restricted illiquid securities amounted to approximately $147,968,000 or 4.82% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ACE Hardware Corp.,
9.13%, 6/1/16	1/30/09 - 10/20/09	$12,991

American Residential Services LLC
12.00%, 4/15/15	4/9/10 - 4/12/10	9,805

Casella Waste Systems, Inc.,
11.00%, 7/15/14	7/1/09	8,431

Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	6/6/07 - 3/9/10	29,084

Intcomex, Inc.,
13.25%, 12/15/14	12/10/09	8,570

MasTec, Inc.,
7.63%, 2/1/17	1/31/07 - 6/2/10	19,133

North American Energy Alliance LLC/North American Energy Alliance Finance Corp.,
10.88%, 6/1/16	9/22/09 - 1/5/10	12,801

QHP Royalty Sub LLC,
10.25%, 3/15/15	10/27/09	8,176

Stonemor Operating LLC/Cornerstone Family Services/Osiris Holding,
10.25%, 12/1/17	11/18/09	11,488

Waste Services, Inc.,
9.50%, 4/15/14	9/16/09	9,752

Wyle Services Corp.,
10.50%, 4/1/18	3/22/10	8,915

(3)	Zero coupon bond reflects effective yield on the date of purchase. (4) Security is payment in-kind bond.
(5)	Issuer has defaulted on terms of debt obligation and is currently in bankruptcy proceedings.
(6)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(8)	At March 31, 2010, the value of the fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $167,569,000 with net sales of approximately $105,249,000 during the period ended June 30, 2010.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,950,957

Gross tax appreciation of investments	$83,926
Gross tax depreciation of investments	(52,462)

Net tax appreciation of investments	$31,464

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using a quote from a third party provider. The Fund valued certain securities using evaluated prices, based on broker quotes, accumulated by the Fund’s primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Fixed Income Fund’s investments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$28,265	$—	$28,265
Corporate Bonds
Aerospace/Defense	—	26,571	—	26,571
Agriculture	—	17,079	—	17,079
Airlines	—	35,591	—	35,591
Apparel	—	19,281	—	19,281
Auto Parts & Equipment	—	76,131	—	76,131
Banks	—	68,073	—	68,073
Chemicals	—	47,971	—	47,971
Coal	—	14,997	—	14,997
Commerical Services	—	60,293	—	60,293
Cosmetics/Personal Care	—	12,607	—	12,607
Distribution/Wholesale	—	24,146	15,529	39,675
Diversified Financial Services	—	123,168	—	123,168
Electric	—	80,606	—	80,606
Electronics	—	14,607	—	14,607
Engineering & Construction	—	—	29,524	29,524
Entertainment	—	14,824	—	14,824
Environmental Control	—	19,384	—	19,384
Food	—	76,948	—	76,948
Forest Products & Paper	—	13,067	—	13,067
Gaming	—	100,411	—	100,411
Gas Distribution	—	47,952	—	47,952
Healthcare - Products	—	32,180	—	32,180
Healthcare - Services	—	94,095	—	94,095
Home Builders	—	48,559	—	48,559
Household Products/Wares	—	25,802	—	25,802
Insurance	—	91,321	—	91,321

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Internet	$—	$29,960	$—	$29,960
Iron/Steel	—	17,169	20,531	37,700
Lodging	—	45,788	—	45,788
Machinery - Diversified	—	16,927	—	16,927
Media	—	133,045	—	133,045
Miscellaneous Manufacturing	—	32,512	—	32,512
Oil & Gas	—	106,191	—	106,191
Oil & Gas Services	—	32,871	—	32,871
Oil Refining & Marketing	—	14,168	—	14,168
Packaging & Containers	—	81,332	—	81,332
Pharmaceuticals	—	34,420	8,327	42,747
Pipelines	—	55,909	—	55,909
Real Estate Investment
Trusts	—	23,983	—	23,983
Retail	—	156,963	—	156,963
Savings & Loans	—	15,635	—	15,635
Semiconductors	—	40,965	—	40,965
Telecommunications	—	213,882	—	213,882
Transportation	—	42,902	—	42,902
Foreign Issuer Bonds
Chemicals	—	30,306	—	30,306
Computers	—	18,691	—	18,691
Diversified Financial Services	—	21,442	—	21,442
Electronics	—	18,052	—	18,052
Insurance	—	65,462	29,140	94,602
Leisure Time	—	18,967	—	18,967
Lodging	—	15,321	—	15,321
Media	—	30,521	—	30,521
Mining	—	20,666	—	20,666
Miscellaneous Manufacturing	—	20,365	—	20,365
Oil & Gas	—	50,916	—	50,916
Telecomunications	—	129,023	—	129,023
Transportation	—	22,575	—	22,575
Preferred Stocks	11,797	34,395	—	46,192
Investment Companies	62,320	—	—	62,320

Total Investments	$74,117	$2,805,253	$103,051	$2,982,421

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)*	BALANCE AS OF 6/30/10 (000S)
Asset Backed Securities	$29,913	$—	$(5,004)	$3,356	$(28,265)	$—
Corporate Bonds
Aerospace/Defense	9,825	(32)	(56)	(747)	(8,990)	—
Commercial Services	13,872	852	(614)	(14,110)	—	—
Distribution/Wholesale	15,900	—	(371)	—	—	15,529
Engineering & Construction	—	(14)	45	9,819	19,674	29,524
Forest Products & Paper	9,850	485	(165)	(10,170)	—	—
Gaming	15,128	1	(919)	7,135	(21,345)	—
Iron/Steel	21,173	—	(988)	346	—	20,531
Oil & Gas	11,796	(309)	(116)	(11,371)	—	—
Pharmaceuticals	9,514	—	49	(1,236)	—	8,327
Pipelines	7,929	(315)	(187)	4,255	(11,682)	—
Foreign Issuer Bonds
Insurance	26,180	(197)	(4,061)	7,218	—	29,140

Total	$171,080	$471	$(12,387)	$(5,505)	$(50,608)	$103,051

*	The fair value of Net Transfers In and/or Out of Level 3 were measured using the fair value as of the beginning of the year for transfers in and the fair value as of the end of the year for transfers out.

The amount of change in total unrealized gain on investments in Level 3 securities still held at June 30, 2010 was approximately $6,239,000.

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (1)
Fannie Mae - 23.6%
1.88%, 10/29/12	$4,003	$4,017
2.00%, 1/15/13	8,000	8,004
2.13%, 1/25/13	7,950	8,006
2.00%, 4/15/13	8,000	8,080
2.10%, 9/16/13	8,025	8,052
3.13%, 9/29/14	7,950	8,006
2.63%, 11/20/14	7,600	7,855
3.00%, 2/17/15	9,850	9,972
2.25%, 3/2/17	7,900	8,062
Pool #190371,
6.50%, 7/1/36	5,776	6,344
Pool #257042,
6.50%, 1/1/38	6,472	7,098
Pool #555649,
7.50%, 10/1/32	135	154
Pool #888415,
5.00%, 12/1/36	3,447	3,659
Pool #893082,
5.78%, 9/1/36	1,668	1,774
Pool TBA,
4.50%, 7/15/25 (2)	16,349	17,246
5.00%, 7/15/40 (2)	23,290	24,640
5.50%, 7/15/40 (2)	53,540	57,472
Series 2007, Class 26C,
5.50%, 3/25/33	7,168	7,542

		195,983

Federal Home Loan Bank - 1.6%
2.00%, 10/5/12	7,950	7,980
1.63%, 11/21/12	5,000	5,082

		13,062

Freddie Mac - 2.7%
2.13%, 8/26/13	8,000	8,021
Pool #1J0365,
5.77%, 4/1/37	1,041	1,109
Pool #1J2840,
5.95%, 9/1/37	2,563	2,742
Pool #1Q0323,
5.25%, 5/1/37	6,389	6,724
Pool #410092,
3.17%, 11/1/24	12	13
Series 2944, Class WD,
5.50%, 11/15/28	3,816	3,900

		22,509

Government National Mortgage Association - 2.2%
Series 2006, Class 67A,
3.95%, 11/16/30	4,165	4,309
Series 2007, Class 15A,
4.51%, 10/16/28	4,896	5,045
Series 2007, Class 4A,
4.21%, 6/16/29	2,600	2,692
Series 2008, Class 14AC,
4.46%, 12/16/30	3,407	3,606
Series 2008, Class 8A,
3.61%, 11/16/27	2,360	2,405

		18,057

Total U.S. Government Agencies (Cost $246,758)		249,611

U.S. GOVERNMENT OBLIGATIONS - 63.7%
U.S. Treasury Notes - 63.7%
1.38%, 5/15/12	62,728	63,649
0.63%, 6/30/12	85,612	85,619
1.13%, 6/15/13	148,451	149,042
2.63%, 7/31/14	28,482	29,762
1.88%, 6/30/15	127,027	127,513
4.25%, 8/15/15	39,815	44,521
4.50%, 2/15/16	26,000	29,427

Total U.S. Government Obligations (Cost $525,038)		529,533

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 18.3%
Northern Institutional Funds - Government Portfolio (3) (4)	152,321,000	$152,321

Total Investment Companies (Cost $152,321)		152,321

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT continued	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.30%, 1/13/11	$1,000	$999

Total Short-Term Investments (Cost $999)		999

Total Investments - 112.2% (Cost $925,116)		932,464

Liabilities less Other Assets - (12.2)%		(101,617)

NET ASSETS - 100.0%		$830,847

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At March 31, 2010, the value of the Fund’s investments in the Government Portfolio of the Northern Institutional Funds was approximately $78,759,000 with net purchases of approximately $73,562,000 during the period ended June 30, 2010.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amount in thousands)

Federal tax cost of investments	$925,116

Gross tax appreciation of investments	$7,377
Gross tax depreciation of investments	(29)

Net tax appreciation of investments	$7,348

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate U.S. Government Fund’s investments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$249,611	(1)	$—	$249,611
U.S. Government Obligations	—	529,533		—	529,533
Investment Companies	152,321	—		—	152,321
Short-Term Investments		999		—	999

Total Investments	$152,321	$780,143		$—	$932,464

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.6%
Automobile - 0.2%
Harley-Davidson Motorcycle Trust, Series 2009-3, Class A3,
1.74%, 9/15/13	$1,000	$1,005

Credit Card - 0.4%
Citibank Credit Card Issuance Trust, Series 2009-A3, Class A3,
2.70%, 6/24/13	500	509
GE Capital Credit Card Master Note Trust, Series 2009-3 Class A,
2.54%, 9/15/14	1,000	1,012

		1,521

Total Asset-Backed Securities (Cost $2,499)		2,526

CORPORATE BONDS - 16.1%
Aerospace/Defense - 0.8%
Raytheon Co.,
5.50%, 11/15/12	3,000	3,293

Auto Manufacturers - 0.6%
Daimler Finance NA LLC,
7.75%, 1/18/11	2,500	2,583

Banks - 0.9%
Goldman Sachs Group (The), Inc.,
6.60%, 1/15/12	2,000	2,115
Morgan Stanley,
5.05%, 1/21/11	500	507
5.63%, 1/9/12	1,000	1,041

		3,663

Beverages - 0.9%
Anheuser-Busch Cos., Inc.,
4.70%, 4/15/12	1,000	1,050
Anheuser-Busch InBev Worldwide, Inc.,
2.50%, 3/26/13 (1)	2,000	2,024
PepsiCo, Inc.,
5.15%, 5/15/12	500	537

		3,611

Chemicals - 0.2%
Praxair, Inc.,
1.75%, 11/15/12	1,000	1,013

Cosmetics/Personal Care - 0.5%
Procter & Gamble (The) Co.,
1.38%, 8/1/12	2,000	2,020

Diversified Financial Services - 3.2%
Caterpillar Financial Services Corp.,
1.29%, 6/24/11	335	337
1.90%, 12/17/12	1,000	1,013
ERAC USA Finance Co.,
5.80%, 10/15/12 (1)	2,062	2,226
ERAC USA Finance LLC,
2.75%, 7/1/13 (1) (2)	2,000	2,006
General Electric Capital Corp.,
2.80%, 1/8/13	1,000	1,011
National Rural Utilities Cooperative Finance Corp.,
2.63%, 9/16/12	500	513
Nissan Motor Acceptance Corp.,
3.25%, 1/30/13 (1)	2,000	2,042
PACCAR Financial Corp.,
1.95%, 12/17/12	1,000	1,010
0.80%, 4/5/13	3,000	2,996

		13,154

Electric - 0.1%
MidAmerican Energy Holdings Co.,
3.15%, 7/15/12	500	513

Electronics - 0.5%
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	2,000	2,023

Food - 1.8%
General Mills, Inc.,
6.00%, 2/15/12	2,200	2,370
Safeway, Inc.,
5.80%, 8/15/12	2,623	2,850
Sara Lee Corp.,
6.25%, 9/15/11	2,000	2,118

		7,338

Healthcare - Services - 0.4%
UnitedHealth Group, Inc.,
5.25%, 3/15/11	500	513
WellPoint, Inc.,
6.80%, 8/1/12	1,000	1,098

		1,611

Insurance - 1.9%
Berkshire Hathaway, Inc.,
1.40%, 2/10/12	5,000	5,026
Metropolitan Life Global Funding,
2.88%, 9/17/12 (1)	1,000	1,024

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.1% continued
Insurance - 1.9% continued
Prudential Financial, Inc.,
3.63%, 9/17/12	$1,000	$1,030
2.75%, 1/14/13	700	703

		7,783

Media - 1.1%
Comcast Cable Communications, LLC,
6.75%, 1/30/11	1,157	1,193
Comcast Corp.,
5.50%, 3/15/11	1,207	1,243
Time Warner, Inc.,
5.50%, 11/15/11	2,000	2,108

		4,544

Office/Business Equipment - 0.8%
Xerox Corp.,
5.50%, 5/15/12	3,000	3,198

Oil & Gas - 0.5%
Marathon Oil Corp.,
6.13%, 3/15/12	1,000	1,072
Occidental Petroleum Corp.,
6.75%, 1/15/12	1,000	1,086

		2,158

Pharmaceuticals - 0.5%
Merck & Co., Inc.,
1.88%, 6/30/11	500	505
Teva Pharmaceutical Finance III LLC,
1.50%, 6/15/12	1,850	1,857

		2,362

Retail - 1.0%
CVS Caremark Corp.,
5.75%, 8/15/11	1,000	1,045
Home Depot (The), Inc.,
5.20%, 3/1/11	850	871
Target Corp.,
5.13%, 1/15/13	2,000	2,182

		4,098

Telecommunications - 0.4%
Cellco Partnership/Verizon Wireless Capital LLC,
3.75%, 5/20/11	500	512
New Cingular Wireless Services, Inc.,
7.88%, 3/1/11	1,000	1,046

		1,558

Total Corporate Bonds (Cost $66,100)		66,523

FOREIGN ISSUER BONDS - 6.8%
Banks - 2.4%
ANZ National International Ltd.,
2.38%, 12/21/12 (1)	2,000	2,026
Bank of Montreal,
2.13%, 6/28/13	2,200	2,219
Canadian Imperial Bank of Commerce,
2.00%, 2/4/13 (1)	2,000	2,022
Cie de Financement Foncier,
2.13%, 4/22/13 (1)	1,500	1,514
Rabobank Nederland N.V.,
2.65%, 8/17/12 (1)	1,000	1,020
Westpac Banking Corp.,
2.25%, 11/19/12	1,000	1,008

		9,809

Beverages - 0.6%
SABMiller PLC,
6.20%, 7/1/11 (1)	2,300	2,404

Chemicals - 0.2%
Potash Corp. of Saskatchewan, Inc.,
7.75%, 5/31/11	815	862

Mining - 0.5%
BHP Billiton Finance USA Ltd.,
5.13%, 3/29/12	2,000	2,130

Miscellaneous Manufacturing - 0.5%
Tyco International Finance S.A.,
6.75%, 2/15/11	2,000	2,074

Oil & Gas - 1.0%
Devon Financing Corp. ULC,
6.88%, 9/30/11	2,000	2,135
Shell International Finance B.V.,
1.30%, 9/22/11	1,000	1,006
1.88%, 3/25/13	1,000	1,009

		4,150

FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.8% continued
Pharmaceuticals - 0.3%
AstraZeneca PLC,
5.40%, 9/15/12	$1,319	$1,440

Regional - 1.0%
Ontario (Province of Canada),
0.52%, 5/7/13	4,000	3,995

Telecommunications - 0.3%
Vodafone Group PLC,
5.50%, 6/15/11	1,000	1,038

Total Foreign Issuer Bonds (Cost $27,722)		27,902

MUNICIPAL BONDS - 54.7%
Alaska - 0.1%
Anchorage Water Revenue Refunding Bonds,
5.00%, 5/1/12	400	432

Arizona - 0.9%
Arizona School District Tax Anticipation Note Financing Program COP,
2.00%, 7/30/10	1,000	1,001
Arizona Water Infrastructure Quality Finance Authority Revenue Bonds, Series A,
4.00%, 10/1/11	500	522
Phoenix G.O. Limited Refunding Bonds, Series C,
2.00%, 7/1/11	1,000	1,017
2.00%, 7/1/12	1,000	1,030

		3,570

California - 5.1%
California Infrastructure & Economic Development Bank Revenue Refunding Bond, Series E, Pacific Gas & Electric,
2.25%, Mandatory Put 4/2/12	1,200	1,202
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A,
2.50%, 7/1/11	2,000	2,040
Contra Costa Transportation Authority Sales Tax Revenue Notes,
2.50%, 10/1/10	1,000	1,006
Contra Costa Water District Revenue Bonds, Series A, Notes,
1.00%, 10/1/12	3,000	3,008
Los Angeles County G.O. Unlimited Tax & Revenue Anticipation Notes,
2.00%, 6/30/11 (3)	4,000	4,052
Los Angeles Unified School District G.O. Unlimited Bonds, Series H, Election 2004 (AGM Insured),
4.50%, 7/1/12	3,500	3,732
Riverside County Obligation Revenue Notes, Series C,
2.00%, 10/15/10	2,020	2,027
San Joaquin County Transportation Authority Sales TRB, Measure K Senior Notes,
5.00%, 4/1/11	3,000	3,090
South Coast Local Education Agencies Revenue Anticipation Notes, Series A, Polled Tax (G.O. of Participants Insured),
2.00%, 9/29/10	1,000	1,004

		21,161

Colorado - 0.5%
Adams & Arapahoe County Joint School District 28J Aurora G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 12/1/10	255	259
Colorado Health Facilities Authority Revenue Bonds, Series B, Sisters Leavenworth,
2.00%, 1/1/12	1,000	1,010
Regional Transportation District Sales Refunding TRB,
5.00%, 11/1/12	800	878

		2,147

Connecticut - 2.1%
Connecticut State Development Authority Pollution Control Revenue Bonds,
1.40%, Mandatory Put 4/1/11 (1)	3,000	2,999
Connecticut State G.O Unlimited Anticipation Notes, Series A,
2.00%, 5/19/11	3,000	3,041
Connecticut State G.O. Unlimited Bonds, Series B, Bond Anticipation Notes,
4.00%, 6/1/11	1,500	1,550
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2010 A-3, Yale University,
4.00%, Mandatory Put 2/7/13	1,000	1,077

		8,667

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 54.7% continued
District of Columbia - 1.6%
District of Columbia G.O. Unlimited Tax Anticipation Notes,
2.50%, 9/30/10	$1,000	$1,005
District of Columbia Income Adjusted Secured Revenue Refunding Bonds, Series C,
0.43%, 12/1/11 (4)	3,000	2,993
District of Columbia Income Tax Secured Revenue Bonds, Series D,
5.00%, 12/1/12	1,230	1,355
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 12/1/11	1,000	1,064

		6,417

Florida - 5.6%
Citizens Property Insurance Corp. Senior Secured Revenue Notes, Series A, High Risk Account (NATL-RE Insured),
5.00%, 3/1/12	1,000	1,045
Citizens Property Insurance Corp. Senior Secured Revenue Notes, Series A-2, High Risk Account (G.O. of Corp. Insured),
2.00%, 4/21/11	4,000	4,015
Citizens Property Insurance Corp. Senior Secured Revenue Refunding Bonds, Series A, High Risk Account (NATL-RE Insured),
5.00%, 3/1/11	500	509
Escambia County Pollution Control Revenue Refunding Bonds, Gulf Power Co.,
1.75%, Mandatory Put 6/15/12	1,440	1,441
Escambia County Solid Waste Disposal System Revenue Bonds, First Series, Gulf Power Co. Project,
2.00%, Mandatory Put 4/3/12	1,000	1,005
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/12	1,250	1,323
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, MBIA-IBC (NATL-RE-IBC Insured),
5.00%, 7/1/11	1,000	1,034
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B, Capital Outlay,
5.00%, 6/1/12	500	541
Florida State Board of Education Lottery Revenue Bonds, Series A,
5.00%, 7/1/12	1,470	1,588
Florida State Department of Transportation Turnpike Authority Revenue Refunding Bonds, Series A,
3.00%, 7/1/11	3,440	3,523
Florida State Division Bond Finance Department Environment Protection- Prevention Revenue Bonds, Series 2000-A (AGM Insured),
6.00%, 7/1/11	685	721
Jacksonville Special Revenue Bonds, Series C-1,
3.00%, 10/1/10	645	649
4.00%, 10/1/12	750	797
Lakeland Energy System Various Revenue Refunding Bonds,
1.00%, 10/1/12	3,000	3,011
Miami-Dade County Water & Sewer System Revenue Bonds,
2.00%, 10/1/12	935	943
Tampa Health System Revenue Bonds, Baycare Health System,
5.00%, 11/15/11	1,010	1,060

		23,205

Georgia - 2.8%
Atlanta City G.O. Unlimited Bonds, Series A, Public Improvement Project (AGM Insured),
4.00%, 12/1/10	1,015	1,030
Atlanta Tax Allocation, Atlantic Station Project, Prerefunded,
7.90%, 12/1/11	1,000	1,116
Bartow County Sales Tax G.O Unlimited Bonds (NATL-RE Insured),
5.00%, 8/1/12	2,000	2,177
Georgia Municipal Gas Authority Revenue Notes, Series H (G.O. of Authority Insured),
2.00%, 11/18/10	1,000	1,006
Georgia Municipal Gas Authority Revenue Refunding Bonds, Gas Portfolio Iii Project-I (G.O of Authority Insured),
2.00%, 5/17/11	2,000	2,024
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/11	2,000	2,055

FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 54.7% continued
Georgia - 2.8% continued
Monroe County Development Authority PCR Bonds, Power Co. Plant Scherer Project,
0.80%, Mandatory Put 1/7/11	$2,000	$2,001

		11,409

Hawaii - 0.6%
Hawaii State G.O Umlimited Bonds, Series CZ (AGM Insured), Prerefunded,
5.25%, 7/1/18	1,580	1,730
Hawaii State Highway Revenue Bonds, Series B (AGM Insured),
5.00%, 7/1/12	500	544

		2,274

Idaho - 0.3%
Idaho State G.O. Unlimited Tax Anticipation Notes,
2.00%, 6/30/11 (3)	1,250	1,270

Illinois - 2.4%
Chicago O’Hare International Airport Revenue Bond, Series A, General Airport Third Lien,
4.00%, 1/1/12	2,200	2,280
Cook County Community High School District No 228 Bremen G.O. Limited (GTY Insured),
3.00%, 12/15/11	1,000	1,034
DuPage County Forest Preserve District G.O. Limited Bonds, Partially Escrowed to Maturity,
0.73%, 10/1/11 (5)	2,000	1,978
Illinois Cook County G.O. Unlimited Refunding Bonds, Series A,
3.00%, 11/15/10	500	504
3.00%, 11/15/11	500	514
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund- University Centre Project, Prerefunded,
6.63%, 5/1/12	1,000	1,121
Illinois Finance Authority Northwest University Subordinate Adjustable Revenue Bonds, Series B,
0.32%, Mandatory Put 3/1/11	1,000	1,001
Illinois State G.O. Unlimited Refunding Bonds, Series First (AGM Insured),
5.38%, 10/1/10	500	505
Skokie Park District G.O. Unlimited Refunding Bonds, Series A,
2.50%, 12/1/11	$1,100	$1,130

		10,067

Indiana - 0.6%
Indiana Bond Bank Advance Funding Program Revenue Notes, Series A,
2.00%, 1/6/11	1,000	1,008
Indiana State Finance Authority Revenue Refunding Bonds, Series A, Wabash Valley Correctional Facilities,
5.00%, 7/1/11	1,600	1,665

		2,673

Iowa - 0.9%
Iowa City Sewer Revenue Refunding Capital Loan Notes, Series A,
3.00%, 7/1/11	1,480	1,515
State University of Iowa Revenue Bonds, Academic Building Flood Anticipation Notes,
3.00%, 1/1/13	2,000	2,042

		3,557

Louisiana - 0.2%
Louisiana Street Office Facilities Corp. Lease Revenue Refunding Bonds, Capitol Complex Program,
2.50%, 3/1/11	1,000	1,010

Maine - 0.3%
Maine State Housing Authority Revenue Bonds, Series F, Mortgage Purchase,
3.70%, 11/15/12	1,035	1,090

Maryland - 1.3%
Harford County G.O. Unlimited Bonds, Series A, Consolidated Public Improvement,
5.00%, 7/1/12	3,000	3,268
Washington Suburban Sanitation District G.O. Unlimited Bonds, Series A, Consolidated Public Improvement,
4.00%, 6/1/11	1,000	1,034
4.00%, 6/1/12	1,000	1,068

		5,370

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 54.7% continued
Massachusetts - 1.8%
Massachusetts State Department of Transportation Revenue Bonds, Senior Series B, Metropolitan Highway System,
5.00%, 1/1/13	$3,000	$3,266
Massachusetts State G.O. Unlimited Bonds, Series A,
0.63%, 2/1/13	3,000	3,004
Massachusetts State Health & Educational Facilities Authority Adjustable Revenue Bonds, Series K-2,
2.75%, Mandatory Put 1/5/12	1,000	1,029

		7,299

Michigan - 1.6%
Michigan Municipal Bond Authority Revenue Bonds, Series C, Local Government Loan Program (Q-SBLF Insured),
5.00%, 5/1/12	1,165	1,240
Michigan Municipal Bond Authority Revenue Notes, Series C-2, State Aid (JP Morgan Chase Bank LOC),
2.50%, 8/20/10	500	501
Michigan State G.O. Unlimited Notes, Series A,
2.00%, 9/30/10	2,000	2,007
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Series F-1, Ascension Health,
1.50%, Mandatory Put 6/1/12	2,970	2,971

		6,719

Minnesota - 2.3%
Bemidji G.O Unlimited Bonds, Temp Sales Tax,
4.50%, 2/1/12	700	715
Bloomington Port Authority Special Tax Allocation Revenue Refunding Bonds, Mall America Project,
2.00%, 2/1/11	515	519
2.00%, 2/1/12	445	451
Minneapolis G.O. Unlimited Refunding Bonds,
3.00%, 12/1/11	2,000	2,073
Minnesota State G.O. Unlimited Refunding Bonds, Series I, Trunk Highway,
5.00%, 11/1/12	1,385	1,527
Minnesota State G.O. Unlimited Refunding Variable Purpose Bonds, Series H,
5.00%, 11/1/11	500	531
Minnesota State Higher Education Facilities Authority Revenue Bonds, Series 7-A, University St. Thomas,
2.00%, 10/1/11	400	406
2.00%, 10/1/12	400	405
Minnesota State Public Facilities Authority Revolving Fund Revenue Bonds, Series A,
5.00%, 3/1/12	2,745	2,952

		9,579

Mississippi - 0.2%
Mississippi Development Bank Special Obligation Desoto County Highway Revenue Bonds, Series A,
3.00%, 1/1/12	1,000	1,034

Nevada - 0.2%
Clark County School District G.O. Limited Bonds, Series A,
7.00%, 6/1/11	550	582
Washoe County Nevada Highway TRB, Motor Vehicle Fuel,
3.00%, 2/1/12	293	302

		884

New Hampshire - 0.6%
Manchester Public Improvement G.O. Unlimited Bonds, Series A,
2.00%, 6/1/12	2,250	2,305

New Jersey - 1.3%
New Jersey State G.O Unlimited Refunding Bonds, Series H,
5.25%, 7/1/12	1,000	1,089
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B,
5.25%, 12/15/12	1,755	1,939
New Jersey State Transportation Trust Fund Authority Systems Revenue Bonds, Series C, Escrowed To Maturity,
5.00%, 6/15/12	2,000	2,178

		5,206

New York - 8.3%
Metropolitan Transportation Authority Revenue Bonds, Series B, Mandatory Tender,
5.00%, Mandatory Put 11/15/11	2,000	2,104
Metropolitan Transportation Authority Revenue Notes,
2.00%, 12/31/10	2,000	2,015

FIXED INCOME FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 54.7% continued
New York - 8.3% continued
Nassau County G.O. Unlimited Refunding Bonds, Series E,
4.00%, 6/1/12	$1,250	$1,328
Nassau County G.O. Unlimited Revenue Anticipation Notes, Series B,
1.25%, 4/15/11	3,000	3,020
New York City G.O. Unlimited Bonds, Series A-1, Fiscal 2008,
5.00%, 8/1/12	1,000	1,087
New York City G.O. Unlimited Bonds, Series E,
3.00%, 8/1/11	1,500	1,542
New York City Transitional Finance Authority Revenue Bonds, Series A, Future Tax Secured,
4.00%, 5/1/11	1,250	1,288
New York City Transitional Finance Authority Revenue Bonds, Series C,
5.50%, 2/15/12	1,220	1,316
New York City Transitional Finance Authority Revenue Bonds, Subseries C-1, Future Tax Secured,
3.00%, 8/1/11	1,000	1,028
New York City Transitional Finance Authority TRB, Series D,
4.65%, 2/1/12	1,000	1,060
New York Liberty Development Corp. Variable Revenue Bonds, Series A, World Trade Centre Project,
0.50%, Mandatory Put 1/18/11	2,000	2,001
New York State Dormitory Authority Personal Income TRB, Series G,
2.50%, 3/15/11	550	558
New York State Dormitory Authority Revenue Bonds, Series B,
5.25%, Mandatory Put 5/15/12	2,000	2,151
New York State Dormitory Authority State Personal Income TRB, Series A,
5.00%, 2/15/11	500	514
New York State Dormitory Authority State University Educational Facilities Revenue Bonds, Series B (AGM-CR Insured),
5.25%, 5/15/11	2,000	2,084
New York State G.O. Unlimited Refunding Bonds, Series C,
2.00%, 2/1/11	1,000	1,010
3.00%, 2/1/12	1,000	1,038
New York State Thruway Authority General Revenue Bond Anticipation Notes,
4.00%, 7/15/11	500	518
New York Subordinated G.O. Unlimited Bonds, Series H-2,
4.00%, 6/1/12	2,010	2,134
Onondaga County G. O. Unlimited Bonds, Series A,
4.00%, 6/15/12	825	882
Tobacco Settlement Financing Corporation Revenue Bond Asset-Backed, Series B,
5.00%, 6/1/12	1,100	1,184
Triborough Bridge & Tunnel Authority Revenue Bonds, Series A-1,
4.00%, Mandatory Put 11/15/12	3,150	3,363
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series B,
5.00%, 11/15/11	900	955

		34,180

North Carolina - 1.1%
North Carolina Medical Care Commission Health Care Facilities Revenue Bonds, Series A, Duke University Health System,
0.61%, Mandatory Put 12/1/11	3,650	3,650
North Carolina Medical Care Commission Revenue Refunding Bonds, Baptist Hospital,
2.00%, 6/1/11	1,000	1,010

		4,660

Ohio - 0.9%
Columbus Ohio G.O. Unlimited Refunding Bonds, Series B,
5.00%, 5/15/12	390	422
Columbus Ohio G.O. Unlimited Various Purpose Bonds, Series A,
5.00%, 9/1/12	1,000	1,095
Ohio State G.O. Unlimited Bonds, Series 1, Highway Capital Improvement,
5.00%, 5/1/12	500	541
Ohio State University General Receipts Revenue Bonds, Series A,
3.00%, 12/1/10	500	505
Ohio State Water Development Authority PCR Refunding Bonds, Water Quality,
3.00%, 12/1/11	1,000	1,036

		3,599

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 54.7% continued
Oklahoma - 0.9%
Oklahoma County Independent School Building G.O. Unlimited Bonds, District No 12 Edmond,
1.00%, 7/1/12 (3)	$3,030	$3,047
Oklahoma State University Agricultural & Mechanical Colleges TRB Anticipation Notes,
2.55%, 8/1/11	500	501

		3,548

Oregon - 1.3%
Oregon State G.O. Unlimited Tax Anticipation Notes, Series A,
2.00%, 6/30/11	4,000	4,065
Portland State G.O. Limited Tax Improvement, Series A,
2.00%, 6/1/12	1,345	1,381

		5,446

Pennsylvania - 1.0%
Allegheny County Hospital Development Authority Revenue Bonds, Series A, University Pittsburgh Medical Center,
5.00%, 9/1/12	1,000	1,078
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds, Philadelphia Funding Program,
4.00%, 6/15/11	1,200	1,241
5.00%, 6/15/12	1,000	1,084
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, First Series A, Temple University,
4.00%, 4/1/12	500	526

		3,929

Puerto Rico - 0.2%
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds, Series A, Prerefunded,
5.50%, 10/1/10	1,000	1,023

South Carolina - 0.8%
Renewable Water Resources Sewer System Refunding Bonds, Series A,
4.00%, 1/1/12 (3)	1,000	1,049
Sumter County G.O. Unlimited Bonds,
3.00%, 3/1/12	2,000	2,076

		3,125

South Dakota - 0.2%
Huron School District Number 02-2 G.O. Unlimited Refunding (AGM Insured),
2.00%, 6/15/13 (3)	435	445
Huron School District Number 02-2 G.O. Unlimited Refunding Bonds (AGM Insured),
2.00%, 12/15/12 (3)	440	449

		894

Texas - 2.6%
Collin County G.O. Limited Tax Refunding, Series A,
2.00%, 2/15/11	1,055	1,066
Conroe Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-GTD Insured),
1.50%, 2/15/12	350	356
Fort Worth G.O. Certificates Limited Bonds,
3.00%, 3/1/11	550	560
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
3.00%, 3/1/11	500	508
3.00%, 3/1/12	360	373
Lower Colorado River Authority Texas Refunding Revenue Bonds,
5.00%, 5/15/12	1,000	1,075
San Antonio City G.O. Limited Tax Notes, Series A,
2.50%, 8/1/12 (3)	2,000	2,070
Tarrant Regional Water District Revenue Refunding & Improvement Bonds (AGM Insured),
5.00%, 3/1/12	1,500	1,605
Texas A&M University Revenue Bonds, Series D, Financing System,
4.00%, 5/15/11	1,000	1,031
Texas State PFA G.O. Unlimited Refunding Bonds,
5.00%, 10/1/12	1,000	1,097
Texas State Tax & Revenue Anticipation Notes,
2.50%, 8/31/10	1,000	1,004

		10,745

Utah - 0.5%
Intermountain Power Agency Power Supply Revenue Refunding Bonds, Subseries B,
4.00%, 7/1/12	1,000	1,061

FIXED INCOME FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 54.7% continued
Utah - 0.5% continued
Utah State G.O. Unlimited Bonds, Series C,
3.00%, 7/1/12	$1,000	$1,051

		2,112

Virginia - 0.7%
Norfolk Virginia Capital Improvement G.O. Unlimited Revenue Refunding Bonds, Series B,
5.00%, 3/1/12	1,665	1,789
Virginia College Building Authority Education Facilities Revenue Bonds, Series D, 21st Century College & Equipment,
5.00%, 2/1/11	1,000	1,027

		2,816

Washington - 0.4%
King County G.O. Limited Tax Refunding Bonds, Series D,
4.00%, 12/1/11	1,535	1,612

Wisconsin - 2.5%
Madison City Capital Improvement G.O. Unlimited Refunding Promissory Notes, Series A,
3.00%, 10/1/12	1,000	1,054
Milwaukee Wisconsin G.O. Unlimited Promissory Notes, Series N1,
4.00%, 2/1/13	1,000	1,080
Platteville Wisconsin Water & Sewer System Revenue Bonds, Anticipation Notes,
2.00%, 6/1/12	1,600	1,611
Wisconsin School Districts Temporary Borrowing Program Revenue Notes, Series B,
1.63%, 10/15/10	1,700	1,706
Wisconsin School Districts Temporary Borrowing Program Tax & Revenue Anticipation Promissory Notes, Series A,
1.88%, 10/15/10	1,000	1,004
Wisconsin State G.O. Unlimited Bonds, Series C,
3.00%, 5/1/12	1,000	1,043

Wisconsin State G.O. Unlimited Tax Anticipation Notes,
2.00%, 6/15/11(3)	2,900	2,944

		10,442

Total Municipal Bonds (Cost $225,018)		225,476

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.9%
Northern Institutional Funds - Diversified Assets Portfolio (6) (7)	3,759,983	$3,760

Total Investment Companies (Cost $3,760)		3,760

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 23.5%
Aurora City Hospital Revenue Refunding VRDB, Series C, Childrens Hospital (Wells Fargo Bank N.A. LOC),
0.25%, 7/1/10	$900	$900
Austin City of Texas Revenue Refunding VRDB, Water & Wastewater System (Dexia Credit LOC),
0.32%, 7/1/10	1,550	1,550
Brevard County Health Facilities Authority Wuesthoff Health System, Inc. Various Revenue Bonds (SunTrust Bank LOC),
0.43%, 7/7/10	1,000	1,000
California State G.O. Unlimited VRDB, Series C-4, RMKT-12/01/09 (Citibank N.A. LOC),
0.30%, 7/1/10	2,600	2,600
Clackamas County Hospital Facility Revenue VRDB, Series A, Legacy Health System (U.S. Bank LOC),
0.21%, 7/7/10	3,700	3,700
Colorado Springs Utilities Revenue Refunding VRDB, Series C,
0.26%, 7/1/10	1,000	1,000
Cuyahoga County Revenue VRDB, Sub Series B1, Cleveland Clinic,
0.13%, 7/1/10	1,000	1,000

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 23.5% continued
Denver Colorado City & County School District No 1 Taxable Revenue VRDB, Series B (AGM Insured),
0.65%, 7/7/10	$4,200	$4,200
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Subseries C-1, Methodist Hospital,
0.12%, 7/1/10	3,200	3,200
Houston Independent School District G.O. Limited VRDB (PSF-GTD Insured),
0.28%, 7/1/10	890	890
Huntsville-Randolph School Educational Building Authority Lease Revenue Refunding VRDB, Randolph School Project (Compass Bank LOC),
0.62%, 7/1/10	1,800	1,800
Illinois Development Finance Authority Various Convertible Revenue Bonds, Series B, Evanston Northwestern,
0.19%, 7/1/10	2,000	2,000
Illinois Finance Authority Adjustable Revenue VRDB, Sacred Heart School Project (Fifth Third Bank LOC),
0.41%, 7/7/10	400	400
Illinois State Toll Highway Authority Revenue Refunding VRDB, Series A2, Senior Priority (AGM Insured),
0.42%, 7/1/10	1,000	1,000
Indiana Finance Authority Hospital Various Revenue Refunding Bonds, Series C, Clarian Health (Bank of New York LOC),
0.21%, 7/7/10	3,000	3,000
Kalamazoo Economic Development Corp Limited Obligation Revenue VRDB, Series B, Friendship Village (Fifth Third Bank LOC),
0.47%, 7/7/10	1,605	1,605
Kansas State Department of Transportation Highway Adjustable Revenue Refunding VRDB, Series B-1,
0.24%, 7/1/10	500	500
Katy Independent School District G.O. Unlimited VRDB, Series C, Cash Building (PFS-GTD Insured),
0.29%, 7/1/10	3,500	3,500
Kentucky Economic Development Finance Authority Hospital Facilities Revenue VRDB, Series B-2, Baptist Healthcare System (JP Morgan Chase Bank LOC),
0.13%, 7/1/10	1,000	1,000
Los Angeles Community Redevelopment Agency Multi Family Housing Revenue Refunding VRDB, Grand Promenade (Freddie Mac Insured),
0.27%, 7/1/10	2,000	2,000
Lowell Michigan Limited Obligation Industrial Development Revenue VRDB, Litehouse Inc. Project (Fifth Third Bank LOC),
0.72%, 7/1/10	1,305	1,305
Massachusetts State Development Finance Agency Revenue VRDB, Series B, Linden Ponds Inc. FSC (Sovereign Bank FSB LOC),
0.37%, 7/1/10	3,985	3,985
Massachusetts State Industrial Finance Agency Revenue VRDB, Development Tamasi Family Issue (RBS Citizens N.A),
1.50%, 7/1/10	600	600
Metropolitan Water District Southern Revenue VRDB, Series B-2,
0.43%, 7/7/10	2,000	2,000
Michigan State Hospital Finance Authority VRDB, Marquette General Hospital (Assured Guaranty Insured),
0.30%, 7/1/10	1,100	1,100
Michigan State Housing Development Authority Revenue VRDB, Series C (G.O. of Authority Insured),
0.22%, 7/7/10	1,980	1,980
Montana Facility Finance Authority Revenue VRDB, Series A, Sister of Charity,
0.15%, 7/1/10	3,900	3,900
Montana State Board of Investments Various Revenue Bonds, Municipal Finance Consolidated Intercap,
0.50%, 9/1/10	1,000	1,000
New York City Health & Hospital Corp. Revenue VRDB, Series E, Health System (G.O. of Corp. Insured) (JP Morgan Chase & Co. LOC),
0.19%, 7/7/10	950	950
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue VRDB, Series BB-2, 2nd General Fiscal 2008,
0.27%, 7/1/10	2,000	2,000
New York State Dormitory Authority Non State Supported Debt Revenue VRDB, Rochester Friendly Home (Manufacturers & Traders LOC),
0.26%, 7/1/10	3,000	3,000

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 23.5% continued
New York State Housing Finance Agency Revenue VRDB, Series A, 320 West 38th Street (Wochovia Bank N.A. LOC),
0.19%, 7/7/10	$1,000	$1,000
Noblesville Indiana Economic Development Revenue VRDB, Series A, Princeton Lakes Apartments (Lasalle Bank N.A. LOC),
0.35%, 7/1/10(1)	1,500	1,500
Oklahoma Turnpike Authority Convertible Revenue Refunding VRDB, Series F,
0.14%, 7/1/10	3,300	3,300
Orange County Health Facilities Revenue VRDB, Adventist Long Terminal Care (SunTrust Bank LOC),
0.43%, 7/1/10	1,150	1,150
Pennsylvania State Higher Educational Facilities Authority College & University Revenue VRDB, College of Optometry (Wells Fargo Bank N.A. LOC),
0.30%, 7/1/10	940	940
Richmond Redevelopment Agency Multi Family Housing Revenue Refunding VRDB, Series A, Summit Hilltop, (FNMA Insured),
0.25%, 7/1/10	2,000	2,000
Robbinsdale Revenue Refunding VRDB, Series A-2, North Memorial (Wells Fargo Bank N.A. LOC),
0.15%, 7/1/10	7,250	7,250
Roswell Georgia Housing Authority Various Revenue Refunding Bonds, Housing Wood Crossing Project (Freddie Mac Insured),
0.31%, 7/1/10	500	500
Savannah Economic Development Authority Revenue VRDB, Calvary Day School Project (Suntrust Bank LOC),
0.53%, 7/7/10	1,000	1,000
Shelby County Health Educational & Housing Facilities Board Revenue VRDB, Saint Benedict Auburndale School (Regions Bank LOC),
1.75%, 7/1/10	970	970
Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB, Adventist Long Terminal Care (SunTrust Bank LOC),
0.43%, 7/1/10	950	950
Texas State G.O. Unlimited Refunding VRDB, Adjustable Tax, Series B, Veterans Land,
0.37%, 7/7/10	1,100	1,100
Tippecanoe County Industry Revenue Bonds, Adjusted Faith Property Inc. Project,
1.25%, 7/1/10	1,800	1,800
University of Akron Ohio General Receipts Revenue Refunding VRDB, Series C-1, (Assured Guaranty Insured),
0.38%, 7/1/10	3,900	3,900
University of Alabama at Birmingham Hospital Revenue VRDB, Series B (Regions Bank LOC),
1.50%, 7/1/10	1,500	1,500
University of Michigan Revenue VRDB,
0.28%, 7/1/10	1,900	1,900
Vermont Industrial Development Authority Hydro Electric VRDB, Public Services Corp. (TD Bank N.A. LOC),
0.45%, 7/15/10	500	500
Washington State Health Care Facilities Revenue VRDB, Series B, Catholic Health,
0.22%, 7/7/10	1,000	1,000
Washington State Housing Finance Commission Revenue VRDB, Series VR-2A (AMT), Single Family Program (GNMA/FNMA/FHLMC Insured),
0.33%, 7/1/10	1,150	1,150
Winston-Salem NC Water and Sewer System, Revenue VRDB, Series B,
0.25%, 7/7/10	1,000	1,000
Wisconsin State Health & Educational Facilities Authority Revenue Adjusted, Series B, Lindengrove Incorporate (Bank One N.A. LOC),
0.28%, 7/1/10	2,530	2,530

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 23.5% continued
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Southwest Health Center (Fifth Third Bank LOC),
0.46%, 7/7/10	$1,440	$1,440

Total Short-Term Investments (Cost $97,045)		97,045

Total Investments - 102.6% (Cost $422,144)		423,232

Liabilities less Other Assets - (2.6)%		(10,727)

NET ASSETS - 100.0%		$412,505

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2010, the value of the restricted illiquid security amounted to approximately $2,006,000 or 0.49% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ERAC USA Finance LLC,
2.75%, 7/1/13	6/25/10	$1,997

(3)	When-Issued Security.
(4)	First accrual date April 1, 2010.
(5)	Zero coupon bond reflects effective yield on the date of purchase.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(7)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $25,451,000 with net sales of approximately $21,691,000 during the period ended June 30, 2010.

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$422,144

Gross tax appreciation of investments	$1,374
Gross tax depreciation of investments	(286)

Net tax appreciation of investments	$1,088

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments. Following is a summary of the inputs used in valuing the Tax-Advantaged Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$2,526	(1)	$—	$2,526
Corporate Bonds	—	66,523	(1)	—	66,523
Foreign Issuer Bonds	—	27,902	(1)	—	27,902
Municipal Bonds	—	225,476	(1)	—	225,476
Investment Companies	3,760	—		—	3,760
Short-Term Investments	—	97,045		—	97,045

Total Investments	$3,760	$419,472		$—	$423,232

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

CR - Custodial Receipts

FHLMC - Freddie Mac

FNMA - Fannie Mae

FSB - Federal Savings Bank

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

NATL-RE - National Public Finance Gurantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qulaified- School Bond Loan Fund

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 16.1%
Automobile - 10.6%
Ally Auto Receivables Trust, Series 2009-A, Class A2,
1.32%, 3/15/12(1)	$439	$440
Ally Auto Receivables Trust, Series 2009-B, Class A2,
1.21%, 6/15/12(1)	1,000	1,002
Ally Auto Receivables Trust, Series 2010-2, Class A2,
0.89%, 9/17/12	1,100	1,100
Americredit Prime Automobile Receivable, Series 2009-1, Class A3,
2.21%, 1/15/14	500	503
Bank of America Auto Trust, Series 2009-2A, Class A3,
2.13%, 9/15/13(1)	600	608
BMW Vehicle Owner Trust, Series 2010-A, Class A3,
1.39%, 4/25/14	2,000	2,012
CarMax Auto Owner Trust, Series 2009-2, Class A3,
1.74%, 4/15/14	1,500	1,514
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3,
2.82%, 1/15/16	500	510
Chrysler Financial Auto Securitization Trust, Series 2009-B, Class A2,
1.15%, 11/8/11	1,000	1,002
Ford Credit Auto Owner Trust, Series 2009-D, Class A2,
1.21%, 1/15/12	615	615
Ford Credit Auto Owner Trust, Series 2009-E, Class A1,
0.30%, 12/15/10(1)	53	53
Ford Credit Auto Owner Trust, Series 2009-E, Class A3,
1.51%, 1/15/14	500	503
Ford Credit Auto Owner Trust, Series 2010-A, Class A2,
0.72%, 9/15/12	500	500
Harley-Davidson Motorcycle Trust, Series 2009-2, Class A3,
2.62%, 3/15/14	500	508
Harley-Davidson Motorcycle Trust, Series 2009-3, Class A3,
1.74%, 9/15/13	1,000	1,005
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3,
2.31%, 5/15/13	500	508
Honda Auto Receivables Owner Trust, Series 2010-1, Class A2,
0.62%, 2/21/12	1,400	1,399
Hyundai Auto Receivables Trust, Series 2009-A, Class A3,
2.03%, 8/15/13	1,000	1,013
Hyundai Auto Receivables Trust, Series 2010-A, Class A3,
1.50%, 10/15/14	1,000	1,005
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3,
1.67%, 1/15/14	1,000	1,011
Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3,
1.42%, 8/15/14	1,000	1,006
Toyota Auto Receivables Owner Trust, Series 2010-A, Class A3,
1.27%, 12/16/13	2,000	2,005
USAA Auto Owner Trust, Series 2009-1, Class A3,
3.02%, 6/17/13	1,000	1,016
USAA Auto Owner Trust, Series 2009-2, Class A3,
1.54%, 2/18/14	1,000	1,008
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A3,
1.31%, 1/20/14	1,500	1,507
World Omni Auto Receivables Trust, Series 2010-A, Class A3,
1.34%, 12/16/13	1,350	1,356

		24,709

Credit Card - 3.3%
American Express Credit Account Master Trust, Series 2010-1, Class A,
0.60%, 11/16/15	2,050	2,044
BA Credit Card Trust, Series 2010-A1, Class A1,
0.65%, 9/15/15	2,500	2,493
Chase Issuance Trust, Series 2009-A7, Class A7,
0.80%, 9/17/12	1,000	1,001
Citibank Credit Card Issuance Trust, Series 2009-A3, Class A3,
2.70%, 6/24/13	500	509
Discover Card Master Trust, Series 2009-A2, Class A,
1.65%, 2/17/15	600	611

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 16.1% continued
Credit Card - 3.3% continued
GE Capital Credit Card Master Note Trust, Series 2009-2, Class A,
3.69%, 7/15/15	$600	$624
GE Capital Credit Card Master Note Trust, Series 2009-3, Class A,
2.54%, 9/15/14	500	506

		7,788

Equipment - 2.2%
CNH Equipment Trust, Series 2009-C, Class A3,
1.85%, 12/16/13	1,300	1,313
CNH Equipment Trust, Series 2010-A, Class A2,
0.81%, 8/15/12	500	500
John Deere Owner Trust, Series 2009-B, Class A3,
1.57%, 10/15/13	1,500	1,502
Volvo Financial Equipment LLC, Series 2010-1A, Class A2,
1.06%, 6/15/12(1)	1,700	1,700

		5,015

Total Asset-Backed Securities (Cost $37,326)		37,512

COMMERCIAL PAPER - 0.8%
Financial - 0.8%
Jupiter Securitization Corp.,
0.37%, 9/17/10(1) (2)	2,000	1,998

Total Commercial Paper (Cost $1,998)		1,998

CORPORATE BONDS - 40.8%
Aerospace/Defense - 1.4%
Boeing (The) Co.,
1.88%, 11/20/12	1,500	1,519
Raytheon Co.,
5.50%, 11/15/12	1,530	1,679

		3,198

Auto Manufacturers - 0.7%
Daimler Finance N.A. LLC,
7.75%, 1/18/11	1,500	1,550

Auto Parts & Equipment - 0.8%
Johnson Controls, Inc.,
5.25%, 1/15/11	1,850	1,879

Banks - 3.2%
Goldman Sachs Group (The), Inc.,
6.88%, 1/15/11	500	513
3.63%, 8/1/12	1,000	1,019
JPMorgan Chase & Co.,
1.16%, 2/26/13	2,000	2,000
Morgan Stanley,
6.75%, 4/15/11	825	853
0.55%, 1/9/12	1,500	1,458
PNC Funding Corp.,
1.88%, 6/22/11	1,500	1,519

		7,362

Beverages - 2.0%
Anheuser-Busch InBev Worldwide, Inc.,
1.27%, 3/26/13(1)	700	700
2.50%, 3/26/13(1)	1,000	1,012
Coca-Cola Enterprises, Inc.,
0.95%, 5/6/11	1,500	1,508
PepsiCo, Inc.,
0.33%, 7/15/11	1,500	1,500

		4,720

Chemicals - 1.1%
EI du Pont de Nemours & Co.,
4.75%, 11/15/12	1,000	1,078
Praxair, Inc.,
1.75%, 11/15/12	1,500	1,520

		2,598

Computers - 1.6%
Hewlett-Packard Co.,
1.59%, 5/27/11	1,500	1,514
International Business Machines Corp.,
0.38%, 11/4/11	2,100	2,102

		3,616

Cosmetics/Personal Care - 0.9%
Procter & Gamble (The) Co.,
1.38%, 8/1/12	2,000	2,020

Diversified Financial Services - 8.3%
American Honda Finance Corp.,
2.38%, 3/18/13(1)	1,300	1,318

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.8% continued
Diversified Financial Services - 8.3% continued
BlackRock, Inc.,
2.25%, 12/10/12	$1,000	$1,021
Boeing Capital Corp.,
5.80%, 1/15/13	1,000	1,106
Caterpillar Financial Services Corp.,
0.79%, 12/16/11	1,000	1,001
2.00%, 4/5/13	1,000	1,012
ERAC USA Finance LLC,
5.80%, 10/15/12(1)	1,500	1,619
2.75%, 7/1/13(1)(2)	1,000	1,003
General Electric Capital Corp.,
2.80%, 1/8/13	1,000	1,011
1.15%, 1/15/13	1,000	989
John Deere Capital Corp.,
1.00%, 1/18/11	2,205	2,214
1.88%, 6/17/13	1,600	1,609
National Rural Utilities Cooperative Finance Corp.,
2.63%, 9/16/12	500	513
Nissan Motor Acceptance Corp.,
3.25%, 1/30/13(1)	1,400	1,429
PACCAR Financial Corp.,
1.95%, 12/17/12	1,000	1,010
0.80%, 4/5/13	1,500	1,498
2.05%, 6/17/13	1,000	1,004

		19,357

Electric - 0.9%
MidAmerican Energy Holdings Co.,
3.15%, 7/15/12	500	513
Southern Co.,
0.71%, 10/21/11	1,500	1,506

		2,019

Electronics - 0.7%
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	1,600	1,619

Food - 2.7%
General Mills, Inc.,
6.00%, 2/15/12	1,500	1,616
Kellogg Co.,
6.60%, 4/1/11	1,000	1,042
Safeway, Inc.,
6.50%, 3/1/11	2,000	2,065
Sara Lee Corp.,
6.25%, 9/15/11	1,500	1,588

		6,311

Healthcare - Products - 0.9%
Baxter International, Inc.,
1.80%, 3/15/13	1,000	1,012
Johnson & Johnson,
5.15%, 8/15/12	1,000	1,090

		2,102

Healthcare - Services - 0.5%
WellPoint, Inc.,
5.00%, 1/15/11	1,200	1,223

Household Products/Wares - 0.7%
Kimberly-Clark Corp.,
0.44%, 7/30/10	1,500	1,500

Insurance - 2.9%
Berkshire Hathaway, Inc.,
0.86%, 2/11/13	1,600	1,603
2.13%, 2/11/13	1,600	1,634
Metropolitan Life Global Funding,
0.70%, 7/13/11(1)	1,500	1,498
2.88%, 9/17/12(1)	1,000	1,024
Prudential Financial, Inc.,
3.63%, 9/17/12	1,000	1,030

		6,789

Media - 1.3%
Comcast Cable Communications LLC,
6.75%, 1/30/11	1,000	1,031
Comcast Corp.,
5.50%, 3/15/11	1,000	1,030
Time Warner, Inc.,
5.50%, 11/15/11	1,000	1,054

		3,115

Miscellaneous Manufacturing - 0.7%
Honeywell International, Inc.,
6.13%, 11/1/11	1,600	1,708

Office/Business Equipment - 0.9%
Xerox Corp.,
5.50%, 5/15/12	2,000	2,132

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.8% continued
Oil & Gas - 1.4%
Marathon Oil Corp.,
6.13%, 3/15/12	$1,000	$1,072
Occidental Petroleum Corp.,
6.75%, 1/15/12	2,100	2,280

		3,352

Pharmaceuticals - 1.6%
Novartis Capital Corp.,
1.90%, 4/24/13	1,500	1,523
Teva Pharmaceutical Finance III LLC,
0.94%, 12/19/11	2,200	2,204

		3,727

Retail - 2.5%
CVS Caremark Corp.,
5.75%, 8/15/11	1,000	1,045
Home Depot (The), Inc.,
5.20%, 3/1/11	2,100	2,153
McDonald’s Corp.,
8.88%, 4/1/11	1,550	1,638
5.75%, 3/1/12	1,000	1,076

		5,912

Software - 0.2%
Oracle Corp.,
5.00%, 1/15/11	500	510

Telecommunications - 2.2%
Cellco Partnership/Verizon Wireless Capital LLC,
3.07%, 5/20/11	1,500	1,533
3.75%, 5/20/11	500	512
Cisco Systems, Inc.,
5.25%, 2/22/11	2,040	2,096
New Cingular Wireless Services, Inc.,
7.88%, 3/1/11	1,000	1,046

		5,187

Transportation - 0.7%
United Parcel Service, Inc.,
4.50%, 1/15/13	1,539	1,663

Total Corporate Bonds (Cost $94,690)		95,169

FOREIGN ISSUER BONDS - 14.2%
Agency - 0.6%
Kreditanstalt fuer Wiederaufbau,
0.49%, 2/22/13	1,500	1,499

Banks - 5.5%
ANZ National International Ltd.,
2.38%, 12/21/12 (1)	750	760
Australia & New Zealand Banking Group Ltd.,
0.61%, 10/21/11 (1)	1,500	1,503
Bank of Montreal,
2.13%, 6/28/13	2,500	2,521
Bank of Nova Scotia,
0.79%, 3/5/12	1,500	1,499
Canadian Imperial Bank of Commerce,
2.00%, 2/4/13 (1)	1,400	1,416
Cie de Financement Foncier,
2.13%, 4/22/13 (1)	1,000	1,010
Credit Suisse New York,
3.45%, 7/2/12	500	516
National Australia Bank Ltd.,
1.01%, 1/8/13 (1)	1,500	1,501
Rabobank Nederland N.V.,
2.65%, 8/17/12 (1)	600	612
Westpac Banking Corp.,
2.25%, 11/19/12	1,500	1,513

		12,851

Beverages - 1.1%
Diageo Capital PLC,
5.13%, 1/30/12	1,000	1,058
SABMiller PLC,
6.20%, 7/1/11 (1)	1,500	1,568

		2,626

Chemicals - 0.6%
Potash Corp. of Saskatchewan, Inc.,
7.75%, 5/31/11	1,300	1,375

Healthcare - Products - 0.9%
Covidien International Finance S.A.,
1.88%, 6/15/13	2,000	2,012

Healthcare - Services - 1.1%
Roche Holdings, Inc.,
2.50%, 2/25/11 (1)	1,000	1,013
4.50%, 3/1/12 (1)	1,500	1,579

		2,592

FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.2% continued
Mining - 1.2%
BHP Billiton Finance USA Ltd.,
5.00%, 12/15/10	$1,235	$1,257
5.13%, 3/29/12	1,500	1,597

		2,854

Miscellaneous Manufacturing - 0.7%
Tyco International Finance S.A.,
6.75%, 2/15/11	1,500	1,556

Oil & Gas - 0.5%
Devon Financing Corp. ULC,
6.88%, 9/30/11	1,000	1,068

Pharmaceuticals - 0.7%
AstraZeneca PLC,
5.40%, 9/15/12	1,500	1,638

Regional - 0.9%
Province of Ontario Canada,
0.52%, 5/7/13	2,000	1,997

Telecommunications - 0.4%
Vodafone Group PLC,
5.50%, 6/15/11	1,000	1,039

Total Foreign Issuer Bonds (Cost $32,947)		33,107

U.S. GOVERNMENT AGENCIES - 9.0% (3)
Fannie Mae - 1.3%
1.00%, 11/23/11	1,000	1,006
1.25%, 6/22/12	2,000	2,019

		3,025

Federal Farm Credit Bank - 2.2%
0.40%, 2/3/11	1,500	1,500
1.14%, 5/17/12	2,200	2,214
0.26%, 1/25/13	1,500	1,497

		5,211

Federal Home Loan Bank - 3.5%
0.50%, 3/7/11	667	667
0.50%, 3/14/11	2,000	2,000
0.70%, 5/27/11	2,000	2,001
0.70%, 6/3/11	2,000	2,001
0.23%, 8/5/11	1,400	1,399

		8,068

Freddie Mac - 2.0%
1.50%, 8/24/11	500	501
0.31%, 2/16/12	2,100	2,098
1.75%, 6/15/12	2,000	2,039

		4,638

Total U.S. Government Agencies (Cost $20,881)		20,942

U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Notes - 1.1%
0.88%, 12/31/10	1,000	1,003
0.88%, 5/31/11	1,000	1,005
1.00%, 7/31/11	500	503

		2,511

Total U.S. Government Obligations (Cost $2,494)		2,511

MUNICIPAL BONDS - 1.4%
Florida - 0.7%
Citizens Property Insurance Corp. Senior Secured Revenue Notes, Series A-2, High Risk Account,
2.00%, 4/21/11	1,700	1,706

New York - 0.5%
New York City Transitional Finance Authority TRB, Series D,
4.65%, 2/1/12	1,000	1,061

Virginia - 0.2%
Virginia State G.O. Unlimited Bonds, Build America Bonds, Series E-1,
1.20%, 6/1/11	500	503

Total Municipal Bonds
(Cost $3,259)		3,270

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 9.4%
Northern Institutional Funds -
Diversified Assets Portfolio (4) (5)	22,027,805	$22,028

Total Investment Companies
(Cost $22,028)		22,028

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.1%
Colorado Educational & Cultural Facilities Authority Adjustable Revenue VRDB, Series 2007A, First Academy Incorporate Project (Fifth Third Bank LOC),
0.48%, 7/1/10	$550	$550
Denver City & County School District No 1 COP, Variable Taxable Bond, Series B (AGM Insured),
0.65%, 7/7/10	1,500	1,500
Elgin Educational Facilities Adjustable Revenue VRDB, Harvest Christian Academy (Fifth Third Bank LOC),
0.55%, 7/1/10	700	700
Homestead Special Obligation Variable Refundable TRB, Speedway Project (Suntrust Bank LOC),
0.55%, 7/7/10	1,500	1,500
Huntsville-Randolph School Educational Building Authority Lease Revenue Refunding VRDB, Randolph School Project (Compass Bank LOC),
0.62%, 7/1/10	500	500
Kalamazoo Economic Development Corp. Limited Obligation Revenue VRDB, Series B, Friendship Village (Fifth Third Bank LOC),
0.47%, 7/7/10	960	960
Noblesville Indiana Economic Development Revenue VRDB, Series A, Princeton Lakes Apartment (Lasalle Bank N.A.),
0.35%, 7/1/10	1,000	1,000
Shelby County Health Educational & Housing Facilities Board Revenue VRDB, St. Benedict Auburndale School (Regions Bank LOC),
1.75%, 7/1/10	1,000	1,000
U.S. Treasury Bill,
0.15%, 12/16/10	3,000	2,997
0.18%, 11/12/10	2,000	1,999
0.18%, 12/23/10	3,000	2,997
Volusia County Industrial Development Authority Variable TRB, Series B, Various Taxable Convertible Intellitec (Lasalle Bank LOC),
0.85%, 7/1/10	1,000	1,000
Total Short-Term Investments (Cost $16,704)		16,703

Total Investments - 99.9% (Cost $232,327)		233,240

Other Assets less Liabilities - 0.1%		209

NET ASSETS - 100.0%		$233,449

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2010, the value of these restricted illiquid securities amounted to approximately $3,001,000 or 1.29% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ERAC USA Finance LLC,
2.75%, 7/1/13	6/25/10	$998
Jupiter Securitization Corp.
0.37%, 9/17/10	6/18/10	1,998

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,095,000 with net purchases of approximately $15,933,000 during the period ended June 30, 2010.

Percentages shown are based on Net Assets.

FIXED INCOME FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$232,327

Gross tax appreciation of investments	$1,033
Gross tax depreciation of investments	(120)

Net tax appreciation of investments	$913

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuation based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, accumulated by the Fund’s primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset Backed Securities	$—	$37,512	(1)	$—	$37,512
Commercial Paper	—	1,998	(1)	—	1,998
Corporate Bonds		97,762	(1)	—	97,762
Foreign Issuer Bonds	—	30,515	(1)	—	30,515
U.S. Government Agencies	—	20,942	(1)	—	20,942
U.S. Government Obligations	—	2,511	(1)	—	2,511
Municipal Bonds	—	3,270	(1)	—	3,270
Investment Companies	22,028	—		—	22,028
Short-Term Investments	—	16,702		—	16,702

Total Investments	$22,028	$211,212		$—	$233,240

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)*	BALANCE AS OF 6/30/10 (000S)
Corporate Bonds
Beverages	$701	—	$(1)	—	$(700)	$—

*	The fair value of Net Transfers In and/or Out of Level 3 were measured using the fair value as of the beginning of the year for transfers in and the fair value as of the end of the year for transfers out.

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued	JUNE 30, 2010 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

COP - Certificate of Participation

G.O. - General Obligation

LOC - Letter of Credit

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

FIXED INCOME FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.0% (1)
Fannie Mae - 26.4%
1.88%, 10/29/12	$1,000	$1,004
2.00%, 1/15/13	1,000	1,001
2.13%, 1/25/13	1,000	1,007
2.00%, 4/15/13	1,000	1,010
2.10%, 9/16/13	1,000	1,003
3.13%, 9/29/14	1,700	1,712
2.63%, 11/20/14	1,000	1,034
3.00%, 2/17/15	1,200	1,215
2.25%, 3/2/17	1,000	1,020
Pool #190371,
6.50%, 7/1/36	996	1,094
Pool #555649,
7.50%, 10/1/32	222	253
Pool #893082,
5.78%, 9/1/36	601	639
Pool TBA,
4.50%, 7/1/18 (2)	1,844	1,945
5.50%, 7/15/40 (2)	2,625	2,777
5.00%, 12/31/49 (2)	6,035	6,478
Series 2007, Class 26C,
5.50%, 3/25/33	1,166	1,226

		24,418

Federal Home Loan Bank - 2.5%
2.00%, 10/5/12	1,000	1,004
1.63%, 11/21/12	1,300	1,321

		2,325

Freddie Mac - 4.9%
2.13%, 8/26/13	1,000	1,003
Pool #1J0365,
5.77%, 4/1/37	818	872
Pool #1J2840,
5.94%, 9/1/37	1,382	1,478
Pool #410092,
3.17%, 11/1/24	51	53
Series 2944, Class WD,
5.50%, 11/15/28	1,120	1,145

		4,551

Government National Mortgage Association - 3.2%
Pool #268360,
10.00%, 4/15/19	20	23
Pool #270288,
10.00%, 6/15/19	21	25
Government National Mortgage Association - 3.2% continued Series 2007, Class 15A,
4.51%, 10/16/28	760	784
Series 2007, Class 4A,
4.21%, 6/16/29	585	606
Series 2008, Class 14AC,
4.46%, 12/16/30	681	721
Series 2008, Class 8A,
3.61%, 11/16/27	787	802

		2,961

Total U.S. Government Agencies (Cost $33,806)		34,255

U.S. GOVERNMENT OBLIGATIONS - 60.2%
U.S. Treasury Notes - 60.2%
0.63%, 6/30/12	539	539
1.13%, 6/15/13	12,607	12,657
2.63%, 7/31/14	1,528	1,597
1.88%, 6/30/15	6,982	7,009
4.25%, 8/15/15	4,691	5,245
4.50%, 2/15/16	2,500	2,829
2.50%, 6/30/17	13,731	13,791
3.38%, 11/15/19	5,300	5,489
3.50%, 5/15/20	6,262	6,554

Total U.S. Government Obligations (Cost $54,773)		55,710

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 13.4%
Northern Institutional Funds - Government Portfolio (3) (4)	12,378,216	$12,378

Total Investment Companies (Cost $12,378)		12,378

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.30%, 1/13/11	$250	$250

Total Short-Term Investments (Cost $250)		250

Total Investments - 110.9% (Cost $101,207)		102,593

Liabilities less Other Assets - (10.9)%		(10,101)

NET ASSETS - 100.0%		$92,492

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At March 31, 2010, the value of the Fund’s investment in the Government Portfolio of the Northern Institutional Funds was approximately $3,687,000 with net purchases of approximately $8,691,000 during the period ended June 30, 2010.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$101,207

Gross tax appreciation of investments	$1,390
Gross tax depreciation of investments	(4)

Net tax appreciation of investments	$1,386

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Fund’s investments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$34,255	(1)	$—	$34,255
U.S. Government Obligations	—	55,710		—	55,710
Investment Companies	12,378	—		—	12,378
Short-Term Investments	—	250		—	250

Total Investments	$12,378	$90,215		$—	$102,593

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX - EXEMPT FUND	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 100.0%
Arizona - 96.0%
Arizona Health Facilities Authority Revenue Bonds, Series A, Phoenix Childrens Hospital, Prerefunded,
6.00%, 2/15/12	$1,000	$1,100
Arizona School Facilities Board COP,
5.25%, 9/1/23	2,000	2,153
Arizona School Facilities Board Revenue Refunding Bonds, State School Trust (AMBAC Insured),
5.00%, 7/1/18	1,500	1,564
Arizona State Transportation Board Revenue Bonds, Series B,
5.00%, 7/1/28	1,770	1,904
5.00%, 7/1/29	1,845	1,972
Arizona State University COP, Research Infrastructure Project (AMBAC Insured),
5.00%, 9/1/30	2,000	2,025
Arizona State University Revenue Bonds (FGIC Insured), Prerefunded,
5.50%, 7/1/12	1,160	1,276
Arizona State University Revenue Refunding Bonds (AMBAC Insured),
5.00%, 7/1/27	1,450	1,454
Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured),
5.00%, 7/1/23	1,000	1,039
Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (Assured Guaranty Insured),
5.00%, 7/1/22	1,345	1,493
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
5.50%, 7/1/28	1,000	1,076
Glendale G.O. Unlimited Bonds,
2.00%, 7/1/18	2,600	2,433
Glendale Water & Sewer Revenue Bonds, Sub Lien (AGM Insured),
5.00%, 7/1/25	2,000	2,154
Glendale Water & Sewer Revenue Bonds, Sub Lien (AMBAC Insured),
5.00%, 7/1/28	2,000	2,080
Goodyear G.O. Unlimited Bonds (NATL-RE Insured),
5.00%, 7/1/16	1,300	1,473
Greater Arizona Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail,
5.00%, 8/1/28	2,000	2,064
5.25%, 8/1/31	1,005	1,045
Greater Arizona Development Authority Infrastructure Revenue Bonds, Series A,
4.13%, 8/1/19	630	658
Maricopa County Community College District G.O. Unlimited Bonds, Series C,
3.00%, 7/1/22	2,000	1,953
Maricopa County Community College District G.O. Unlimited Refunding Bonds,
3.00%, 7/1/15	1,000	1,066
Maricopa County Elementary School District No. 1 Phoenix Elementary G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
4.50%, 7/1/21	1,190	1,264
Maricopa County Elementary School District No. 8 Osborn G.O. Limited Refunding Bonds, Bank Qualified (NATL-RE FGIC Insured),
4.70%, 7/1/14	1,000	1,093
Maricopa County Elementary School District No.8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
5.00%, 7/1/15	680	766
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 7/1/18	225	265
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005,
4.00%, 7/1/17	1,000	1,090
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006,
5.00%, 7/1/27	1,000	1,038
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds,
5.00%, 7/1/23	175	194
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2002 (AGM Insured),
5.25%, 7/1/15	1,000	1,119

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX -EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 100.0% continued
Arizona - 96.0% continued
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured),
5.00%, 7/1/27	$500	$521
Mesa G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured),
5.00%, 7/1/18	150	171
Mesa Highway Revenue Bonds, Project Advancement Notes,
3.50%, 7/1/15	900	931
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,106
Mesa Streets & Highway Revenue Refunding Bonds (NATL-RE FGIC Insured),
5.00%, 7/1/18	3,000	3,335
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (Assured Guaranty Insured),
5.50%, 7/1/21	1,000	1,144
5.00%, 7/1/23	1,000	1,087
Northern Arizona University COP, Northern Arizona University Research Projects (AMBAC Insured),
5.00%, 9/1/26	400	397
Northern Arizona University Revenue Refunding Bonds (NATL-RE FGIC Insured),
5.25%, 6/1/15	1,000	1,131
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Senior Lien, Series B (AMT),
5.25%, 7/1/16	1,000	1,096
Phoenix Civic Improvement Corp. Excise TRB, Subseries A (NATL-RE Insured),
4.75%, 7/1/24	1,250	1,297
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (NATL-RE Insured),
5.00%, 7/1/29	1,010	1,041
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien,
5.50%, 7/1/20	1,690	1,965
5.50%, 7/1/21	1,080	1,243
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE FGIC Insured),
5.50%, 7/1/17	3,500	3,776
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien, Series A,
5.00%, 7/1/22	1,000	1,113
5.00%, 7/1/23	1,000	1,104
5.00%, 7/1/39	530	550
Phoenix G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/20	3,000	3,361
Phoenix G.O. Limited Refunding Bonds, Series C,
3.00%, 7/1/20	1,000	1,004
Phoenix G.O. Unlimited Bonds, Series B, Various Purpose, Partially Prerefunded,
5.38%, 7/1/20	1,000	1,072
Pima County Streets & Highway Revenue Bonds,
4.00%, 7/1/22	1,970	2,019
4.00%, 7/1/23	500	508
Pima County Unified School District No. 6 Marana G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured),
5.40%, 7/1/14	1,300	1,340
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,140
Rio Nuevo Multipurpose Facilities District Excise TRB, Sub Lien, (Assured Guaranty Insured),
5.25%, 7/15/16	1,000	1,133
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A, Salt River Project,
5.00%, 1/1/37	5,005	5,163
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	1,655	1,850

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 100.0% continued
Arizona - 96.0% continued
Scottsdale Municipal Property Corp. Excise TRB, Water & Sewer Improvements Project,
4.00%, 7/1/24	$1,775	$1,809
Tempe G.O. Unlimited Bonds,
5.00%, 7/1/21	1,195	1,315
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured),
5.00%, 12/1/23	1,135	1,134
Tucson COP (Assured Guaranty Insured),
5.00%, 7/1/26	1,000	1,043
5.00%, 7/1/29	1,000	1,028
Tucson Water Revenue Refunding Bonds, Series C,
5.00%, 7/1/26	2,085	2,216
Tucson Water System Revenue Bonds, Series 2005-B (AGM Insured),
5.00%, 7/1/25	1,590	1,700
Tucson Water System Revenue Bonds, Series A,
4.40%, 7/1/24	2,400	2,442
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured),
5.00%, 7/1/23	1,000	1,056
5.00%, 7/1/28	1,945	2,003
Yuma Municipal Property Corp. Revenue Bonds, Series D (XLCA Insured),
5.00%, 7/1/17	1,100	1,202
5.00%, 7/1/23	1,000	1,031
Yuma Municipal Property Corp. Utilities System Revenue Bonds, Senior Lien (XLCA Insured),
5.00%, 7/1/23	2,250	2,346

		100,734

Puerto Rico - 4.0%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured),
5.75%, 7/1/20	1,500	1,541
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series ZZ,
5.25%, 7/1/22	1,000	1,064
Puerto Rico Public Finance Corp. Commonwealth Appropriated, Series E (AMBAC Insured), Escrowed to Maturity,
5.50%, 8/1/27	1,350	1,617

		4,222

Total Municipal Bonds (Cost $100,631)		104,956

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.0%
Northern Institutional Funds - Tax-Exempt Portfolio (1) (2)	1,040,006	$1,040

Total Investment Companies (Cost $1,040)		1,040

Total Investments - 101.0% (Cost $101,671)		105,996

Liabilities less Other Assets - (1.0)%		(1,074)

NET ASSETS - 100.0%		$104,922

(1)	At March 31, 2010, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $1,562,000 with net sales of approximately $522,000 during the period ended June 30, 2010.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	JUNE 30, 2010 (UNAUDITED)

At June 30, 2010, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	5.7%
General	20.6
General Obligation	15.9
Power	5.9
School District	12.8
Transportation	7.5
Water	22.4
All other sectors less than 5%	9.2

Total	100.0%

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$101,671

Gross tax appreciation of investments	$4,479
Gross tax depreciation of investments	(154)

Net tax appreciation of investments	$4,325

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Arizona Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$104,956	(1)	$—	$104,956
Investment Companies	1,040	—		—	1,040

Total Investments	$1,040	$104,956		$—	$105,996

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corp.

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX -EXEMPT FUND	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.6%
California - 91.3%
Bay Area Government Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (NATL-RE FGIC Insured),
5.00%, 8/1/17	$3,500	$3,616
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (NATL-RE FGIC Insured),
5.00%, 8/1/17	2,405	2,537
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 8/1/27	1,500	1,535
California Educational Facilities Authority Revenue Bonds, Series A, Loyola Marymount University (NATL-RE Insured),
0.94%, 10/1/19(1)	1,300	813
California Educational Facilities Authority Revenue Bonds, Series Q, Stanford University,
5.25%, 12/1/32	2,500	2,601
California Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services,
5.50%, 10/1/17	1,100	1,244
California Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/13	1,000	1,091
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	1,000	1,001
California State Department of Water Resources Power Supply Revenue Bonds, Series A (AMBAC Insured),
5.50%, 5/1/13	1,500	1,637
California State Department of Water Resources Power Supply Revenue Bonds, Series A, Prerefunded,
5.38%, 5/1/12	745	820
5.50%, 5/1/12	600	662
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/19	5,000	5,670
California State Economic Recovery G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 7/1/15	3,000	3,323
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/19	5,000	5,637
5.00%, 7/1/20	1,000	1,105
California State G.O. Unlimited Bonds, Unrefunded Balance (NATL-RE FGIC Insured),
4.75%, 2/1/19	85	85
California State G.O. Unlimited Bonds, Unrefunded Balance, Series-2007 (FGIC Insured),
5.38%, 6/1/26	2,255	2,260
California State Public Works Board Lease Revenue Bonds, Series A, Department Mental Health-Coalinga,
5.25%, 6/1/13	4,835	5,207
California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice,
5.25%, 11/1/16	1,000	1,015
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured),
5.25%, 12/1/13	1,300	1,355
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University,
5.25%, 10/1/14	3,545	3,562
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation,
5.00%, 6/1/19	2,000	2,053
California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured),
5.00%, 1/1/19	1,300	1,343
California State University Systemwide Revenue Bonds, Series C (NATL-RE Insured),
5.00%, 11/1/21	2,500	2,639
California State Various Purpose G.O. Unlimited Bonds,
5.75%, 4/1/31	4,750	4,992
6.00%, 11/1/35	5,000	5,319

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX -EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.6% continued
California - 91.3% continued
California Statewide Communities Development Authority PCR Refunding Bonds, Series D, Southern California Education Co. (FGIC Insured),
4.25%, Mandatory Put 11/1/16	$1,575	$1,599
California Statewide Communities Development Authority Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured),
5.00%, 8/1/12	1,775	1,853
California Statewide Communities Development Authority Revenue COP, John Muir/Mount Diablo Health System (NATL-RE Insured),
5.50%, 8/15/12	2,545	2,651
Carlsbad Unified School District G.O. Unlimited Bonds,
3.46%, 5/1/19 (1)	1,250	841
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election 2006 (NATL-RE Insured),
5.25%, 8/1/32	1,500	1,591
Carmichael Water District Water Revenue Refunding COP,
5.00%, 11/1/29	1,250	1,320
Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Collateralized by GNMA), Escrowed to Maturity,
7.50%, 5/1/14	1,000	1,244
Corona-Norca Unified School District Capital Appreciation G.O. Unlimited Bonds (Assured Guaranty Insured),
3.51%, 8/1/23 (1)	1,000	487
3.51%, 8/1/24 (1)	1,000	455
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (AGM Insured),
1.42%, 8/1/26 (1)	3,000	1,155
Desert Sands Unified School District G.O Unlimited Bonds, Election 2001 (AMBAC Insured),
5.00%, 6/1/31	2,500	2,566
Duarte Redevelopment Agency SFM Revenue Refunding Bonds, Series B, Mortgage Backed Securities Program (Collateralized by FNMA), Escrowed to Maturity,
6.88%, 10/1/11	950	1,027
Eastern Municipal Water District Water & Sewer Revenue COP, Series H,
5.00%, 7/1/33	2,000	2,061
El Dorado Irrigation District & Water Agency COP, Series A (Assured Guaranty Insured),
4.00%, 8/1/18	1,215	1,304
6.25%, 8/1/29	3,500	3,761
Escondido Revenue COP (AMBAC Insured),
4.00%, 9/1/17	500	515
Foothill-Eastern Transportation Corridor Agency Toll Road Capital Appreciation Revenue Bonds, Series A, Senior Lien, Escrowed to Maturity,
3.02%, 1/1/20 (1)	2,150	1,571
Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.38%, 8/1/18	1,350	1,421
5.38%, 8/1/19	625	658
Gilroy Unified School District G.O. Unlimited Bonds, Anticipation Notes,
5.00%, 4/1/13	2,000	2,139
Glendale Unified School District G.O. Unlimited Bonds, Series D (NATL-RE Insured), Prerefunded,
5.38%, 9/1/11	1,000	1,060
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured),
5.00%, 6/1/21	1,000	1,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed (AMBAC Insured), Prerefunded,
5.00%, 6/1/13	2,500	2,779
Hillsborough School District G.O. Unlimited Bonds, Anticipation Notes,
0.38%, 9/1/13 (1)	2,000	1,816
Irvine Ranch Water District Refunding COP,
5.00%, 3/1/30	1,380	1,461
Kern Community College District Refunding COP,
4.00%, 4/1/14	4,000	4,115
Long Beach Unified School District G.O Unlimited Bonds, Series A, Election of 2008,
5.50%, 8/1/27	850	929

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.6% continued
California - 91.3% continued
Los Angeles City G.O. Unlimited Bonds, Series A,
3.75%, 9/1/23	$2,730	$2,690
Los Angeles Department of Water & Power Revenue Bonds, Series A, Subseries A-2,
5.00%, 7/1/30	2,000	2,033
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series B,
5.00%, 7/1/17	1,565	1,800
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (NATL-RE Insured),
5.00%, 7/1/29	1,000	1,037
Los Angeles Unified School District G.O. Unlimited Bonds, Series D,
5.00%, 7/1/18	5,000	5,625
Los Angeles Unified School District G.O. Unlimited Bonds, Series F, Election of 1997 (FGIC Insured), Prerefunded,
5.00%, 7/1/13	545	613
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
6.00%, 6/1/21	1,185	1,461
Metropolitan Water District of Southern California Authorization Waterworks Revenue Bonds, Series B-2 (NATL-RE FGIC Insured),
5.00%, 10/1/26	2,000	2,148
Modesto Wastewater Revenue Refunding Bonds, Series A (AGM Insured),
5.25%, 11/1/18	1,000	1,098
Mojave Water Agency COP, Series A,
5.00%, 6/1/20	355	388
5.00%, 6/1/23	665	702
Newark Unified School District Capital Appreciation G.O. Unlimited Bonds, Series D, Election of 1997 (AGM Insured),
12.66%, 8/1/24 (1)	2,430	1,105
Northern California Power Agency Capital Facilities Revenue Refunding Bonds, Series A,
5.25%, 8/1/24	1,500	1,587
Northern California Power Agency Revenue Bonds, Series A,
5.00%, 7/1/18	1,500	1,635
Orange County Water District Revenue COP, Series B (NATL-RE Insured), Prerefunded,
5.38%, 8/15/13	1,000	1,141
Palm Springs Unified School District G.O. Unlimited Bonds, Series B, 2004 Election (AGM Insured),
4.75%, 8/1/33	1,200	1,209
Pasadena City Refunding COP, Series C,
4.75%, 2/1/38	2,350	2,353
Poway Unified School District G.O. Unlimited Bonds, Series A, Election 2008, Improvement District No. 2007-1,
3.45%, 8/1/20 (1)	3,280	1,960
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured),
5.00%, 7/1/28	500	518
5.00%, 7/1/29	1,000	1,033
Redondo Beach Unified School District G.O. Unlimited Bonds, Series A, Election 2008,
5.13%, 8/1/37	2,000	2,051
Rescue Union School District COP, (Assured Guaranty Insured), Escrowed to Maturity,
4.38%, 10/1/13	2,775	3,080
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured),
5.25%, 8/1/27	455	481
Sacramento County COP, Animal Healthcare/Youth Detention (AMBAC Insured),
5.00%, 10/1/26	1,490	1,464
Sacramento Municipal Utility District Electric Revenue Bonds, Series U (AGM Insured),
5.00%, 8/15/19	1,000	1,141
Sacramento Regional County Sanitation District Financing Authority Revenue Bonds, Series A,
5.60%, 12/1/16	915	919
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Project,
3.25%, 3/1/16	2,195	2,170
4.25%, 3/1/20	1,130	1,120

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX -EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.6% continued
California - 91.3% continued
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A,
4.00%, 5/15/20	$1,495	$1,562
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Series B,
5.00%, 5/15/20	5,000	5,612
5.00%, 5/15/21	1,205	1,341
San Diego Public Facilities Financing Authority Water Refunding Bonds, Series A,
5.25%, 8/1/27	5,880	6,313
San Diego Regional Building Authority Lease Revenue Bonds, Series A, County Operations Center and Annex,
4.00%, 2/1/19	3,615	3,855
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series D-1, Election 1998 (NATL-RE Insured),
5.50%, 7/1/25	2,745	3,220
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,710
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E,
5.50%, 5/1/26	2,500	2,724
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series 34F (Assured Guaranty Insured),
5.00%, 5/1/16	2,000	2,269
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series C (FSA Insured),
4.00%, 5/1/18	2,500	2,681
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series D (AGM Insured),
5.00%, 5/1/19	4,000	4,561
San Francisco City & County COP, Series B, Multiple Capital Improvement Projects,
4.75%, 4/1/30	2,500	2,422
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series A (NATL-RE Insured),
5.00%, 11/1/20	4,000	4,245
5.00%, 11/1/25	2,750	2,839
San Francisco City and County COP, Series A, Multiple Capital Improvement Projects,
5.00%, 4/1/15	2,740	3,012
San Francisco State Building Authority Lease Revenue Refunding Bonds, Series A, California State and San Francisco Civic Center (NATL-RE FGIC Insured),
5.00%, 12/1/15	2,000	2,154
San Francisco Unified School District G.O. Unlimited Bonds, Series E, Election 2006,
5.00%, 6/15/22	2,615	2,929
San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured),
5.38%, 8/1/18	180	193
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue Bonds, Senior Lien, Escrowed to Maturity,
3.15%, 1/1/23 (1)	5,000	3,070
San Jose Airport Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 3/1/16	1,000	1,015
San Jose Redevelopment Agency Tax Allocation Bonds, Series A (NATL-RE Insured),
5.00%, 8/1/15	3,070	3,303
San Jose Redevelopment Agency Tax Allocation Refunding Bonds, Series A, Merged Area Redevelopment Project (NATL-RE Insured),
4.25%, 8/1/15	5,000	5,167
San Marcos PFA Revenue Bonds, Custom Receipts, Escrowed to Maturity,
0.46%, 7/1/11 (1)	1,000	994
San Mateo County Community College District G.O. Unlimited Bonds, Series A, Election of 2001 (NATL-RE FGIC Insured),
5.00%, 9/1/21	1,000	1,073
San Mateo County Transportation District Sales Refunding TRB, Series A (NATL-RE Insured),
4.75%, 6/1/28	3,785	3,909

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.6% continued
California - 91.3% continued
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election 2008,
5.50%, 8/1/30	$2,000	$2,140
Santa Rosa City Wastewater Revenue Bonds, Series A (AGM Insured),
5.25%, 9/1/27	1,255	1,325
Sequoia Union High School District G.O. Unlimited Bonds, Series A, Election 2008,
5.00%, 7/1/32	1,500	1,536
South Orange County Public Financing Authority Special Refunding TRB, Series A, Foothill Area (NATL-RE FGIC Insured),
5.25%, 8/15/14	1,295	1,411
5.25%, 8/15/18	2,500	2,603
Southern California Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southtran Transmission Project,
1.39%, 7/1/14 (1)	1,000	898
Southern California Public Power Authority Power Project Revenue Bonds,
6.75%, 7/1/12	1,700	1,888
University of California Revenue Bonds, Series A, Limited Project (NATL-RE Insured),
4.75%, 5/15/26	1,580	1,604
University of California Revenue Bonds, Series C (NATL-RE Insured),
4.75%, 5/15/31	1,250	1,255
University of California Revenue Bonds, Series F (AGM Insured),
4.75%, 5/15/24	200	208
Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election,
5.25%, 8/1/27	2,125	2,210
Ventura County Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2002,
8.75%, 8/1/17 (1)	1,615	1,215
0.98%, 8/1/18 (1)	1,635	1,143
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	1,000	1,071
West Valley-Mission Community College District Capital Appreciation G.O. Unlimited Bonds, Series B,
2.98%, 8/1/16 (1)	1,115	909
Western Riverside County Water & Wastewater Financing Authority Revenue Bonds, Western Municipal Water Distribution Improvement Project (Assured Guaranty Insured),
5.13%, 9/1/29	1,645	1,710

		246,362

Puerto Rico - 3.2%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured),
5.75%, 7/1/20	1,500	1,541
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series ZZ,
5.00%, 7/1/17	5,000	5,428
Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriation (AMBAC Insured), Escrowed to Maturity,
5.50%, 8/1/27	1,550	1,857

		8,826

Virgin Islands - 0.1%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note,
5.63%, 10/1/10	195	197

Total Municipal Bonds (Cost $247,571)		255,385

SHORT-TERM INVESTMENTS -3.0%
Antelope Valley-East Kern Water Agency COP VRDB, Series A-2 (Wells Fargo Bank N.A. LOC),
0.25%, 7/1/10	300	300
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project (Comerica Bank LOC),
0.33%, 7/1/10	95	95
California Infrastructure & Economic Development Bank Revenue VRDB, Series F, California Academy (Wells Fargo N.A. LOC),
0.12%, 7/1/10	1,000	1,000

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.0% continued
California Municipal Finance Authority PCR Refunding VRDB, Chevron USA, Inc. Project,
0.14%, 7/7/10	$400	$400
California State Department of Water Resources Power Supply Revenue VRDB, Subseries G-1 (Bank of Nova Scotia LOC),
0.26%, 7/1/10	350	350
California State Economic Recovery G.O. Unlimited VRDB, Series C-16 (AGM State Gtd.),
0.35%, 7/7/10	1,230	1,230
California State G.O. Unlimited VRDB, Series A, Subseries A-3 (Bank Of America N.A. LOC),
0.25%, 7/7/10	500	500
California State G.O. Unlimited VRDB, Series B, Subseries B-6 (KBC Bank N.V. LOC),
0.16%, 7/1/10	600	600
California Statewide Communities Development Authority Multifamily Revenue VRDB , Series F, Varenna Assisted Living (Federal Home Loan Bank LOC),
0.28%, 7/1/10	500	500
California Statewide Communities Development Authority Revenue Refunding VRDB, Series D, Los Angeles County Museum of Art Project (Wells Fargo Bank N.A. LOC),
0.12%, 7/1/10	400	400
California Statewide Communities Development Authority Revenue VRDB, Series A, Sweep Loan Program (Citibank N.A. LOC),
0.20%, 7/7/10	500	500
California Statewide Communities Development Authority Revenue VRDB, Series B, Front Porch Communities (Sovereign Bank FSB LOC),
0.36%, 7/1/10	200	200
Irvine Improvement Board Act of 1915 Special Assessment Bonds, Series A, Adjusted Assessment District 4-20 (KBC Bank N.V. LOC),
0.16%, 7/1/10	100	100
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series C-2,
0.14%, 7/1/10	400	400
Northern California Power Agency Revenue Refunding VRDB, Series A, Hydroelectric Project 1 (Dexia Credit Local LOC),
0.25%, 7/7/10	200	200
Orange County Apartment Development Revenue Refunding VRDB, Series G3, West Loop Community Organization (Fannie Mae Insured),
0.24%, 7/1/10	400	400
Salinas Economic Development Revenue VRDB, Series A, Monterey County Public Building (Bank Of New York LOC),
0.24%, 7/1/10	695	695
San Francisco City & County Multifamily Housing Revenue Refunding VRDB, Series A, Post Street Towers (Freddie Mac Insured),
0.19%, 7/7/10	200	200

Total Short-Term Investments (Cost $8,070)		8,070

Total Investments - 97.6% (Cost $255,641)		263,455

Other Assets less Liabilities - 2.4%		6,399

NET ASSETS - 100.0%		$269,854

(1)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on Net Assets.

At June 30, 2010, the industry sectors (unaudited) for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Apartment	5.0%
Facilities	7.3
General	14.2
General Obligation	14.4
Higher Education	7.1
Power	9.0
School District	15.3
Water	10.5
All other sectors less than 5%	17.2

Total	100.0%

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$255,641

Gross tax appreciation of investments	$8,240
Gross tax depreciation of investments	(426)

Net tax appreciation of investments	$7,814

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by California
Intermediate Tax-Exempt Fund	$—	$263,455	(1)	$—	$263,455

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AGM - Assured Guarantee Municipal Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

FSB - Federal Savings Bank

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

LOC - Letter of Credit

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PFA - Public Finance Authority

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

VRDB - Variable Rate Demand Bonds

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%
California - 95.6%
Alhambra Unified School District Elementary Schools Improvement District G.O. Unlimited Bonds, Series A, Election 2008 (Assured Guaranty Insured),
5.50%, 8/1/33	$1,000	$1,063
Anaheim Union High School District Capital Appreciation G.O. Unlimited Bonds, Election 2002 (NATL-RE Insured),
2.62%, 8/1/28 (1)	575	192
Antelope Valley Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (NATL-RE Insured),
1.59%, 8/1/29 (1)	5,915	1,814
Aztec Shops Ltd. Auxiliary Organization Student Revenue Bonds, San Diego State University, Prerefunded,
6.00%, 9/1/10	2,000	2,039
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, State Payment Acceleration Notes (NATL-RE FGIC Insured),
5.00%, 8/1/17	2,500	2,637
Brentwood Infrastructure Financing Authority Water Revenue Bonds,
5.75%, 7/1/38	1,000	1,086
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE),
5.00%, 8/1/27	1,500	1,535
California Educational Facilities Authority Revenue Bonds, Series A, Loyola Marymount University (NATL-RE Insured),
0.94%, 10/1/19 (1)	725	453
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	250	250
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/19	2,500	2,835
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.13%, 6/1/24	25	26
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services, Buildings 8 & 9,
6.00%, 4/1/25	1,400	1,515
California State Public Works Board Lease Revenue Bonds, Series C-1, University of California Projects,
5.00%, 3/1/21	1,000	1,106
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Projects (AMBAC Insured),
5.63%, 3/1/16	1,000	1,002
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation,
5.00%, 6/1/19	500	513
California State University Foundation Revenue Bonds, Series A, Sacramento Auxiliary (NATL-RE Insured), Prerefunded,
5.50%, 10/1/12	500	556
5.50%, 10/1/12	500	556
California State University Revenue Bonds, Series C, Systemwide (NATL-RE Insured),
5.00%, 11/1/21	2,500	2,639
California State Various Purpose G.O. Unlimited Bonds,
5.50%, 4/1/24	2,250	2,407
5.75%, 4/1/31	9,930	10,437
California Statewide Communities Development Authority PCR Refunding Bonds, Series D, Southern California Education Company (FGIC Insured),
4.25%, Mandatory Put 11/1/16	500	508
California Statewide Communities Development Authority Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured),
5.63%, 8/1/34	1,000	946
California Statewide Communities Development Corporation Various Covenant Retirement Communities COP,
0.29%, 12/1/22	200	200
Carlsbad Unified School District G.O. Unlimited Bonds, Series B, Election,
5.25%, 5/1/27	1,000	1,071
Carmichael Water District Revenue Refunding COP,
5.00%, 11/1/29	2,000	2,112
Corona-Norca Unified School District G.O. Unlimited Bonds, Series C, Election 2006 (AGM Insured),
5.50%, 8/1/39	500	522

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6% continued
California - 95.6% continued
Cupertino Union School District G.O. Unlimited Bonds, Series D, Election of 2001,
5.00%, 8/1/34	$1,600	$1,633
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (AGM Insured),
1.42%, 8/1/26 (1)	4,155	1,600
Desert Sands Unified School District G.O. Unlimited Bonds, Election 2001 (AMBAC Insured),
5.00%, 6/1/31	2,500	2,566
El Dorado Irrigation District and Water Agency COP, Series A (Assured Guaranty Insured),
6.25%, 8/1/29	1,500	1,612
Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.38%, 8/1/19	750	789
Glendale Unified School District G.O. Unlimited Bonds, Series D, (NATL-RE Insured),
5.38%, 9/1/11	665	705
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded,
5.63%, 6/1/13	2,000	2,259
Hartnell Community College District G.O. Unlimited Bonds, Series B, Election of 2002 (AGM Insured),
5.00%, 6/1/31	1,820	1,851
Irvine Ranch Water District Refunding COP,
5.00%, 3/1/30	2,500	2,647
5.00%, 3/1/32	1,260	1,322
Lemoore Union High School District G.O. Unlimited Bonds (AMBAC Insured),
6.00%, 1/1/12	200	214
Long Beach Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.50%, 8/1/27	1,000	1,093
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1, Power Systems (AMBAC Insured),
5.00%, 7/1/37	2,160	2,215
5.00%, 7/1/39	1,500	1,537
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity,
7.60%, 10/1/18	30	36
Los Angeles Unified School District G.O Unlimited Bonds, Series D,
5.20%, 7/1/29	2,000	2,077
Los Angeles Wastewater System Revenue Refunding Bonds, Series A,
5.00%, 6/1/39	2,000	2,074
Modesto Irrigation District Capital Improvements COP, Series A,
5.75%, 10/1/29	1,500	1,630
6.00%, 10/1/39	2,000	2,180
Modesto Irrigation District Refunding COP, Series B, Capital Improvements Projects,
5.30%, 7/1/22	1,435	1,439
Monterey Peninsula Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (AGM Insured),
1.37%, 8/1/26 (1)	490	191
Monterey Regional Water Pollution Control Agency Wastewater Revenue Bonds (AMBAC Insured),
5.00%, 6/1/24	1,025	1,066
Natomas Unified School District G.O. Unlimited Bonds, Series B, Election 2002 (NATL-RE FGIC Insured),
5.00%, 9/1/27	1,000	983
New Haven Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.75%, 8/1/20	320	347
Northern California Power Agency Revenue Bonds, Series A,
5.00%, 7/1/19	1,000	1,085
Oceanside Unified School District G.O Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/28	2,500	2,584
Palomar Pomerado Health Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2004 (Assured Guaranty Insured),
1.68%, 8/1/38 (1)	5,000	3,099
Pasadena City Refunding COP, Series C,
4.75%, 2/1/38	2,500	2,503

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX -EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6% continued
California - 95.6% continued
Perris Unified High School District Capital Appreciation G.O. Unlimited Bonds, Series B (NATL-RE FGIC Insured),
2.45%, 9/1/26 (1)	$1,000	$366
Placentia-Yorba Linda Unified School District G.O. Unlimited Bonds, Series B, 2002 Election (NATL-RE FGIC Insured),
5.50%, 8/1/27	1,500	1,596
Poway Unified School Facilities Improvement District No. 2007-1 G.O. Unlimited Bonds, Series A Election 2008,
3.60%, 8/1/25 (1)	5,000	2,148
Rio Hondo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.25%, 8/1/14	2,000	2,344
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured),
5.25%, 8/1/27	850	898
Sacramento County Sanitation District Financing Authority Revenue Bonds, Series A,
5.60%, 12/1/16	305	306
Sacramento County Sanitation District Financing Authority Revenue Refunding Bonds (AMBAC Insured),
5.00%, 12/1/27	1,500	1,511
San Diego County Water Authority Revenue COP, Series 2008 A (AGM Insured),
5.00%, 5/1/38	2,000	2,059
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Series A,
5.00%, 5/15/28	1,500	1,579
5.00%, 9/1/28	3,385	3,325
San Diego Public Facilities Financing Water Revenue Refunding Bonds, Series A,
5.25%, 8/1/28	5,855	6,247
San Diego Regional Building Authority Lease Revenue Bonds, Series A, County Operations Center and Annex Redevelopment Project,
5.00%, 2/1/22	590	646
San Diego Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2008,
3.21%, 7/1/31 (1)	5,000	1,486
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series D-1, Election 1998 (NATL-RE Insured),
5.50%, 7/1/25	2,000	2,346
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Refunding Bonds,
5.00%, 7/1/22	1,000	1,128
San Francisco City & County COP, Series B, Multiple Capital Improvement Projects,
4.75%, 4/1/30	2,500	2,422
San Francisco City And County Airports Commission International Airport Revenue, Second Series Issue 16B (AGM Insured),
4.75%, 5/1/29	4,000	3,965
San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services,
5.00%, 10/1/13	3,480	3,616
San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured),
5.38%, 8/1/19	200	215
5.38%, 8/1/20	225	242
San Jose Airport Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 3/1/16	440	446
San Jose Unified School District Santa Clara County G.O. Unlimited Bonds, Series A (AGM Insured),
5.38%, 8/1/19	500	527
San Jose Unified School District Santa Clara County, Series D, Election 2002,
5.00%, 8/1/32	1,125	1,154
San Mateo County Joint Powers Financing Authority Revenue Refunding Bonds, Series A, Youth Service Campus,
5.00%, 7/15/36	1,300	1,317
San Mateo County Transportation District Sales Tax Revenue Refunding Bonds, Series A (NATL-RE Insured),
4.75%, 6/1/28	1,000	1,033
San Mateo Joint Powers Financing Authority Lease Revenue Refunding Bonds, Series A, Capital Projects,
5.25%, 7/15/24	1,000	1,093

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6% continued
California - 95.6% continued
Santa Monica Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004,
3.70%, 8/1/24(1)	$3,200	$1,543
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 9/1/16	35	38
Sequoia Union High School District G.O. Unlimited Bonds, Series A, Election 2008,
5.00%, 7/1/30	2,040	2,107
5.00%, 7/1/32	1,000	1,024
Southern California Public Power Authority Revenue Bonds, Series B, Southern Transmission Project,
6.00%, 7/1/27	2,520	2,817
Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center,
6.00%, 6/1/22	500	519
University of California Revenue Bonds, Series C (NATL-RE Insured),
4.75%, 5/15/31	1,000	1,004
Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election,
5.25%, 8/1/27	2,500	2,600
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	2,065	2,212
Vista Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured),
5.38%, 8/1/16	100	108
5.38%, 8/1/17	190	205
Walnut Valley Unified School District G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
7.20%, 2/1/16	875	961
West Kern Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, Election 2004 (XLCA Insured),
1.08%, 11/1/21(1)	855	454
Western Riverside County Water and Wastewater Financing Authority Revenue Bonds, Municipal Water Distribution Improvement Project (Assured Guaranty Insured),
5.13%, 9/1/29	2,000	2,079

		145,043
Puerto Rico - 2.8%
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series ZZ,
5.25%, 7/1/22	4,000	4,258

Virgin Islands - 0.2%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note,
5.63%, 10/1/10	285	288

Total Municipal Bonds (Cost $143,759)		149,589

SHORT-TERM INVESTMENTS -0.2%
California State Department of Water Resources Power Supply Revenue VRDB, Subseries G-3 (AGM Insured),
0.35%, 7/1/10	150	150
California State Economic Recovery G.O. Unlimited VRDB, Series C-16 (AGM State Gtd.),
0.35%, 7/7/10	210	210

Total Short-Term Investments (Cost $360)		360

Total Investments - 98.8% (Cost $144,119)		149,949

Other Assets less Liabilities - 1.2%		1,852

NET ASSETS - 100.0%		$151,801

(1)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued	JUNE 30, 2010 (UNAUDITED)

At June 30, 2010, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.7%
General	12.5
General Obligation	20.4
Higher Education	6.1
Power	7.3
School District	22.0
Water	12.7
All other sectors less than 5%	12.3

Total	100.0%

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$144,119

Gross tax appreciation of investments	$6,305
Gross tax depreciation of investments	(475)

Net tax appreciation of investments	$5,830

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by California
Tax-Exempt Fund	$—	$149,949	(1)	$—	$149,949

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital Access

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PFA - Public Finance Authority

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%
Alabama - 0.4%
Butler Industrial Development Board Solid Waste Disposal Revenue Refunding Bonds (AMT), Georgia-Pacific Corp. Project,
5.75%, 9/1/28	$1,000	$915
Camden Industrial Development Board Exempt Facilities Revenue Refunding Bonds, Series A, Weyerhaeuser Company, Prerefunded,
6.13%, 12/1/13	1,000	1,171
Selma Industrial Development Board Gulf Opportunity Zone Bonds International Paper Co. Project, Series A,
5.80%, 5/1/34	1,000	1,010

		3,096

Alaska - 0.1%
Alaska Industrial Development & Export Authority Community Provider Revenue Bonds, Boys & Girls Home,
5.88%, 12/1/27 (1)	1,500	902

Arizona - 4.1%
Arizona Health Facilities Authority Health Care Facilities Revenue Bonds, Beatitudes Campus Project,
5.20%, 10/1/37	2,800	2,160
Arizona Health Facilities Authority Hospital System Revenue Bonds, John C. Lincoln Health Network, Prerefunded,
6.88%, 12/1/10	1,000	1,045
Coconino County Pollution Control Corp. Revenue Bonds, Series A (AMT), Tucson Electric Power Co.,
7.13%, 10/1/32	1,000	1,004
Flagstaff IDA Revenue Refunding Bonds, Northern Arizona Senior Living Community Project,
5.70%, 7/1/42	3,000	2,433
Glendale IDA Revenue Bonds, Midwestern University,
5.13%, 5/15/40	4,000	3,942
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/31	2,000	1,957
Maricopa County PCR Refunding Bonds, Series A, Public Service Company of New Mexico Palo Verde Project,
6.25%, 1/1/38	4,000	4,108
Navajo County PCR Bonds, Series B,
Arizona Public Service Company,
5.50%, Mandatory Put 6/1/14	2,000	2,133
Navajo County PCR Bonds, Series C,
5.50%, Mandatory Put 6/1/14	1,150	1,227
Navajo County PCR Bonds, Series E, Arizona Public Service Company,
5.75%, Mandatory Put 6/1/16	3,250	3,481
Peoria IDA Revenue Refunding Bonds, Series A, Sierra Winds Life,
6.25%, 8/15/20	500	484
Pima County IDA Revenue Bonds, Series B, Tuscon Electric Power,
5.75%, 9/1/29	5,000	5,105
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A,
5.00%, 1/1/33	3,000	3,139
5.00%, 1/1/38	3,250	3,384

		35,602

Arkansas - 0.1%
Little Rock Hotel & Restaurant Gross Receipts Refunding TRB,
7.38%, 8/1/15	500	568
California - 5.8%
California Educational Facilities Authority Revenue Bonds, Dominican University,
5.00%, 12/1/25	890	805
5.00%, 12/1/36	2,000	1,692
California Municipal Finance Authority COP, Community Hospitals of Central California Obligated Group,
5.50%, 2/1/39	2,000	1,846
California Municipal Finance Authority Revenue Bonds, Biola University,
5.88%, 10/1/34	1,000	1,040
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/20	4,000	4,420
California State Public Works Board Lease Revenue Bonds, Series C, Department of Corrections,
5.50%, 6/1/15	1,000	1,073
California State Various Purpose G.O. Unlimited Bonds,
5.75%, 4/1/31	2,500	2,628
6.00%, 4/1/38	2,500	2,648
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University,
5.50%, 11/1/38	2,000	1,618

NORTHERN FUNDS QUARTERLY REPORT    17    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0% continued
California - 5.8% continued
Chula Vista IDR Bonds, Series D, San Diego Gas & Electric Company,
5.88%, 1/1/34	$3,000	$3,346
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed,
5.00%, 6/1/45	2,000	1,790
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A-5, Asset Backed, Prerefunded,
7.88%, 6/1/13	500	596
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded,
5.50%, 6/1/13	1,000	1,126
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Series A,
5.25%, 5/15/39	3,165	3,304
San Francisco City & County Airports Commission International Airports Revenue Bonds, Series E,
6.00%, 5/1/39	5,000	5,468
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B,
5.00%, 11/1/39	5,000	5,192
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project-1,
5.00%, 7/1/30	6,000	6,239
University of California Revenue Bonds, Series O,
5.25%, 5/15/39	5,590	5,939

		50,770

Colorado - 2.4%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded,
6.50%, 11/15/11	500	544
Copperleaf Metropolitan District No. 2 G.O. Limited Bonds,
5.85%, 12/1/26	2,000	1,510
Denver City & County Airports System Revenue Bonds, Series A,
5.25%, 11/15/36	5,000	5,134
Denver City & County G.O. Unlimited Bonds, Series A, Better Denver & Zoo,
5.00%, 8/1/24	2,500	2,818
E-470 Public Highway Authority Revenue Bonds, Series C1 (NATL-RE Insured),
5.50%, 9/1/24	2,000	2,029
E-470 Public Highway Authority Revenue Bonds, Series D2 (NATL-RE Insured),
5.00%, Mandatory Put 9/2/13	2,000	2,111
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Primary G.O. Limited Bonds, Series A,
5.40%, 12/15/31	5,000	3,951
Stone Ridge Metropolitan District No. 2 G.O. Limited Bonds, Tax Convertible Unlimited,
7.25%, 12/1/31	3,500	2,900

		20,997

Delaware - 0.6%
Delaware State Economic Development Authority Revenue Refunding Bonds, Gas Facilities Delmarva Power & Light Company Project,
5.40%, 2/1/31 (2)	5,000	5,121
District of Columbia - 0.6%
District of Columbia Revenue Bonds, Methodist Home Issue,
6.00%, 1/1/20	400	387
District of Columbia University Revenue Bonds, Series C, Georgetown University,
5.25%, Mandatory Put 4/1/23	3,500	3,659
Washington D.C. Metropolitan Area Transit Authority Gross Revenue Bonds, Series A,
5.13%, 7/1/32	1,000	1,057

		5,103

Florida - 7.7%
Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project,
7.50%, 11/1/20	3,430	3,639
Broward County Airport System Revenue Refunding Bonds, Series O,
5.38%, 10/1/29	4,980	5,202
Capital Trust Agency Senior Air Cargo Revenue Bonds (AMT), Cargo Acquisition Companies Obligated Group Fort Lauderdale Project,
5.75%, 1/1/32	1,525	1,363

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0% continued
Florida - 7.7% continued
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, High Risk Account,
5.25%, 6/1/17	$3,500	$3,637
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	400	405
Florida State Board of Education G.O. Unlimited Bonds, Series B, Capital Outlay 2008,
5.00%, 6/1/38	5,000	5,170
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
5.75%, 10/1/27	3,290	3,600
Halifax Hospital Medical Center & Improvement Revenue Refunding Bonds, Series A,
5.25%, 6/1/26	2,300	2,297
5.38%, 6/1/46	4,500	4,199
Highlands County Health Facilities Authority Revenue Bonds, Series A, Adventist Health System/Sunbelt, Prerefunded,
6.00%, 11/15/11	1,250	1,348
Hillsborough County IDA PCR Bonds, Series A, Tampa Electric Co. Project,
5.65%, 5/15/18	2,000	2,238
Hillsborough County IDA PCR Bonds, Series E, Tampa Electric Co. Project,
5.10%, 10/1/13	1,000	1,064
Islands at Doral III Community Development District Special Assessment Bonds, Series 2004-A,
5.90%, 5/1/35	930	685
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Florida Proton Therapy Institution,
6.00%, 9/1/17	2,730	2,821
Lee County IDA IDR Bonds, Series A, Lee County Community Charter School LLC Project,
5.25%, 6/15/27	2,000	1,725
5.38%, 6/15/37	2,000	1,609
Miami-Dade County Miami International Airport Aviation Revenue Bonds, Series A,
5.50%, 10/1/41	4,000	4,078
Orlando & Orange County Expressway Authority Revenue Bonds, Series A,
5.00%, 7/1/35	6,000	6,028
Orlando Utilities Commission System Revenue Refunding Bonds, Series B,
5.00%, 10/1/33	3,000	3,134
Reunion East Community Development District Special Assessment Bonds,
5.80%, 5/1/36 (1)	800	431
Seminole Indian Tribe of Florida Special Obligation Revenue Bonds, Series A,
5.75%, 10/1/22 (3) (4)	1,000	977
5.25%, 10/1/27 (3) (4)	2,000	1,787
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10 (1)	160	146
Tampa Bay Water A Regional Supply Authority Utility System Revenue Bonds,
5.00%, 10/1/38	6,000	6,263
Tern Bay Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.00%, 5/1/15 (1)	2,475	792
Verano Center Community Development District Special Assessment Bonds, Series B, District No. 1 Infrastructure Project,
5.00%, 11/1/12	695	486
Westchester Community Development District No. 1 Special Assessment Bonds, Community Infrastructure,
6.00%, 5/1/23	2,045	1,748

		66,872

Georgia - 4.1%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds,
5.50%, 1/1/38	3,500	3,783
Atlanta Tax Allocation Bonds, Princeton Lakes Project,
5.50%, 1/1/31	1,035	904
Atlanta Water & Wastewater Revenue Bonds, Series A,
6.00%, 11/1/23	1,400	1,555
6.25%, 11/1/34	3,500	3,830
Effingham County IDA PCR Refunding Bonds, Georgia Pacific Corp. Project,
6.50%, 6/1/31	3,700	3,732

NORTHERN FUNDS QUARTERLY REPORT    19    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0% continued
Georgia - 4.1% continued
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/19	$6,000	$7,121
Metropolitan Atlanta Rapid Transit Authority Sales TRB, 3rd Series,
5.25%, 7/1/36	5,400	5,804
Milledgeville-Baldwin County Development Authority Revenue Bonds, Georgia College & State University Foundation, Prerefunded,
6.00%, 9/1/14	3,500	4,218
Municipal Electric Authority of Georgia Project One Subordinated Revenue Bonds, Series D, General Resolution Project,
6.00%, 1/1/23	1,500	1,721
5.50%, 1/1/26	1,000	1,093
Municipal Electric Authority of Georgia Revenue Bonds, Series A, Combined Cycle Project,
5.00%, 11/1/24	2,000	2,152

		35,913

Illinois - 5.4%
Illinois Development Finance Authority PCR Refunding Bonds, Series C-1, Central Illinois Public Service Company d/b/a AmerenCips,
5.95%, 8/15/26	3,000	2,960
Illinois Development Finance Authority Revenue Bonds, Series B, Midwestern University, Prerefunded,
6.00%, 5/15/11	500	529
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.25%, 5/1/12	750	835
Illinois Finance Authority Revenue Bonds, Series A, Elmhurst Memorial Healthcare,
5.63%, 1/1/37	5,000	4,702
Illinois Finance Authority Revenue Bonds, Series A, Illinois Institute of Technology,
5.00%, 4/1/20	3,000	2,984
Illinois Finance Authority Revenue Bonds, Series A, Landing at Plymouth Place Project,
6.00%, 5/15/37	1,250	1,026
Illinois Finance Authority Revenue Bonds, Series A, Montgomery Place Project,
5.75%, 5/15/38	2,950	2,435
Illinois Finance Authority Revenue Bonds, Series A, Provena Health,
6.00%, 5/1/28	2,500	2,518
7.75%, 8/15/34	3,500	4,020
Illinois Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza Project,
5.88%, 2/15/26	1,000	933
5.88%, 2/15/38	4,000	3,528
Illinois Finance Authority Revenue Bonds, Silver Cross Hospital & Medical Centers,
6.88%, 8/15/38	4,000	4,217
7.00%, 8/15/44	2,000	2,123
Illinois Finance Authority Revenue Refunding Bonds, Chicago Charter School Project,
5.00%, 12/1/36	3,000	2,608
Illinois Finance Authority Student Housing Revenue Refunding Bonds, Series A, Educational Advancement Fund,
5.25%, 5/1/34	4,480	3,830
Illinois Finance Authority Water Facility Revenue Bonds, American Water Co. Project,
5.25%, 5/1/40	6,500	6,451
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded,
6.00%, 11/15/12	1,000	1,121

		46,820

Indiana - 2.1%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds, Community Foundation Northwest Indiana,
5.50%, 3/1/37	2,400	2,361
Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation Northwest Indiana,
6.00%, 3/1/34	1,000	1,024
Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation, Prerefunded,
6.38%, 8/1/11	375	402

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0% continued
Indiana - 2.1% continued
Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation, Unrefunded Balance,
6.38%, 8/1/31	$125	$127
Indiana Municipal Power Agency Power Supply System Revenue Bonds, Series B,
6.00%, 1/1/39	2,000	2,148
Indiana State Finance Authority Environmental Various Revenue Bonds, Series B, Duke Energy Indiana, Inc. Project,
6.00%, 8/1/39	2,000	2,166
North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project,
7.25%, 7/1/33 (1)	750	338
Petersburg PCR Bonds (AMT), Indianapolis Power & Light Company Project,
6.38%, 11/1/29	3,050	3,095
Rockport PCR Refunding Bonds, Series B, Indiana Michigan Power Company Project,
6.25%, Mandatory Put 6/2/14	3,265	3,684
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37 (3) (4)	2,000	1,859
5.75%, 9/1/42 (3) (4)	1,500	1,370

		18,574

Iowa - 1.0%
Des Moines Independent Community School District Infrastructure Revenue Bonds,
5.00%, 6/1/28	5,270	5,493
Iowa Finance Authority Retirement Community Revenue Bonds, Edgewater LLC Project,
6.75%, 11/15/37	3,000	2,822

		8,315

Louisiana - 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp. Projects,
6.50%, 8/1/29 (2)	2,000	2,040
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Westlake Chemical Corp. Projects,
6.75%, 11/1/32	4,500	4,635
Louisiana Local Government Environmental Facilities & Community Revenue Bonds, Series A, Woman’s Hospital Foundation,
5.88%, 10/1/40	6,000	5,912
New Orleans Aviation Board Passenger Facility Charge Revenue Bonds, Series A, Gulf Opportunity Zone,
5.25%, 1/1/41	5,000	4,925
St. John The Baptist Parish Revenue Bonds, Series A, Marathon Oil Corp.,
5.13%, 6/1/37	6,000	5,743

		23,255

Maryland - 2.8%
Annapolis Special Obligation Tax Allocation Bonds, Series A, Park Place Project,
5.35%, 7/1/34	1,000	828
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park Project, Prerefunded,
7.38%, 7/1/10	500	510
Howard County G.O. Unlimited Bonds, Series A, Consolidated Public Improvement,
5.00%, 2/15/18	3,925	4,622
Maryland State Economic Development Corp. Student Housing Revenue Bonds, University of Maryland, College Park Project, Prerefunded,
5.63%, 6/1/13	1,000	1,135
Maryland State G.O. Unlimited Refunding Bonds, Series C, State & Local Facilities Loan,
5.00%, 11/1/18	6,000	7,130
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Doctors Community Hospital,
5.75%, 7/1/38	6,000	5,689
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Medical Center,
5.00%, 7/1/37	2,750	2,525
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Ridge, Prerefunded,
6.00%, 4/1/13	1,000	1,147

NORTHERN FUNDS QUARTERLY REPORT    21    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0% continued
Maryland - 2.8% continued
Maryland State Industrial Development Financing Authority Economic Development Revenue Bonds, Series A, Our Lady of Good Counsel School,
6.00%, 5/1/35	$1,000	$948

		24,534

Massachusetts - 2.0%
Massachusetts Bay Transportation Authority Sales TRB, Series A,
5.00%, 7/1/28	5,000	5,678
Massachusetts State Department of Transportation Revenue Bonds, Senior Series B, Metropolitan Highway Transportation Systems,
5.00%, 1/1/37	3,000	3,036
Massachusetts State Development Finance Agency Revenue Bonds, Hampshire College,
5.70%, 10/1/34	1,000	1,005
Massachusetts State Development Finance Agency Revenue Bonds, Series B, Briarwood, Prerefunded,
8.25%, 12/1/10	500	521
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Refunding Bonds, Dominion Energy Brayton Point Issue,
5.75%, Mandatory Put 5/1/19	2,000	2,135
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series E, Berkshire Health System,
6.25%, 10/1/31	500	508
Massachusetts State Turnpike Authority Revenue Bonds, Series A (FGIC-TCRS Insured), Escrowed to Maturity,
5.00%, 1/1/20	3,700	4,241

		17,124

Michigan - 1.6%
Flint Hospital Building Authority Revenue Refunding Bonds, Hurley Medical Center,
6.00%, 7/1/20	945	932
Michigan State Strategic Fund Limited Obligation Adjustable Rate Revenue Refunding Bonds, Series B-1, Dow Chemical Company Project,
6.25%, 6/1/14	4,000	4,457
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Revenue Bonds, Senior Series A,
6.00%, 6/1/48	3,000	2,186
Royal Oak Hospital Finance Authority Hospital Revenue Bonds, William Beaumont Hospital,
8.25%, 9/1/39	2,000	2,386
Royal Oak Hospital Finance Authority Hospital Revenue Refunding Bonds, Series W, William Beaumont Hospital,
6.00%, 8/1/39	4,000	4,053

		14,014

Minnesota - 0.5%
Duluth Economic Development Authority Health Care Facilities Revenue Bonds, St. Luke’s Hospital,
7.25%, 6/15/32	750	756
Rochester Healthcare & Housing Revenue Refunding Bonds, Series A, Samaritan Bethany, Inc. Project,
7.38%, 12/1/41	3,500	3,640

		4,396

Mississippi - 1.1%
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue Bonds, Series A, South Mississippi Electric Power Association Refunding Project,
5.00%, 5/1/37	6,000	5,983
Mississippi Development Bank Special Obligation Revenue Bonds, Harrison County Highway Construction (NATL-RE FGIC Insured),
5.00%, 1/1/16	3,000	3,320

		9,303

Missouri - 1.3%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital,
6.45%, 9/1/29	2,530	2,572
6.75%, 9/1/34	1,750	1,783
Manchester Tax Increment & Transportation Tax Allocation Revenue Refunding Bonds, Highway 141/Manchester Road Project,
6.00%, 11/1/25	4,000	4,019

TAX-EXEMPT FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0% continued
Missouri - 1.3% continued
Saint Louis County IDA Senior Living Facilities Revenue Bonds, Series A, Saint Andrews Residence for Seniors,
6.38%, 12/1/41	$3,005	$2,698

		11,072

Montana - 0.7%
Forsyth PCR Refunding Bonds, Series A, Portland General Electric Company Project,
5.00%, 5/1/33	6,000	6,187
Nebraska - 0.5%
Lancaster County Hospital Authority No. 1 Health Facilities Revenue Bonds, Immanuel Obligated Group,
5.63%, 1/1/40	4,710	4,781

New Hampshire - 0.5%
New Hampshire State Business Finance Authority Revenue Bonds, Series A, Elliot Hospital Obligation Group (G.O. of Hospital),
6.13%, 10/1/39	4,000	4,069
New Jersey - 2.6%
New Jersey Economic Development Authority Revenue Bonds, Cigarette Tax,
5.75%, 6/15/29	5,500	5,462
New Jersey Economic Development Authority Student Housing Revenue Bonds, Provident Group Project,
5.88%, 6/1/42	5,000	5,039
New Jersey Health Care Facilities Financing Authority Revenue Bonds, St. Josephs Healthcare System,
6.00%, 7/1/18	600	629
6.63%, 7/1/38	4,000	4,134
New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Fairleigh Dickinson University,
6.00%, 7/1/25	1,000	1,031
New Jersey State Turnpike Authority Revenue Bonds, Series H,
5.00%, 1/1/36	2,000	2,071
Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded,
6.75%, 6/1/13	500	584
Tobacco Settlement Financing Corp. Revenue Bonds, Series 1A,
5.00%, 6/1/41	5,000	3,266

		22,216

New Mexico - 1.2%
Farmington PCR Refunding Bonds, Series D, Public Service Company of New Mexico San Juan Project,
5.90%, 6/1/40	3,000	3,001
New Mexico State G.O. Unlimited Bonds, Capital Projects,
5.00%, 3/1/18	6,000	7,052

		10,053

New York - 6.3%
Chautauqua County Industrial Development Agency Exempt Facilities Revenue Bonds, NRG Dunkirk Power Project,
5.88%, 4/1/42	5,700	5,866
Long Island Power Authority Electric Systems Revenue Bonds, Series B,
5.25%, 12/1/14	3,000	3,411
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 11/15/14	1,695	1,936
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B,
5.25%, 11/15/27	5,000	5,427
New York City Municipal Water Finance Authority Water & Sewer Revenue Bonds, Series GG-2, Second General Resolution,
5.25%, 6/15/40	4,455	4,794
New York City Transitional Finance Authority Revenue Refunding Bonds, Series A-1, Future Tax Secured,
5.00%, 11/1/14	2,000	2,288
New York Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project,
6.13%, 2/15/19(1)	2,200	7
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Orange Regional Medical Center,
6.13%, 12/1/29	3,235	3,229
6.25%, 12/1/37	2,000	1,946
New York State Dormitory Authority Non State Supported Debt School District Revenue Bonds, Series C, Financing Program (State Aid Withholding),
5.00%, 10/1/21	5,000	5,558

NORTHERN FUNDS QUARTERLY REPORT    23    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0% continued
New York - 6.3% continued
New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series A,
5.25%, 6/15/27	$4,000	$4,471
New York State Thruway Authority Personal Income TRB, Series A,
5.00%, 3/15/27	4,000	4,309
Triborough Bridge & Tunnel Authority Revenue Bonds, Series C (G.O. of Authority),
5.00%, 11/15/38	4,460	4,674
Westchester County G.O. Unlimited Bonds, Series B,
5.00%, 6/1/18	6,000	7,188

		55,104

North Carolina - 2.6%
Guilford County G.O. Unlimited Refunding Bonds, Series D,
5.00%, 8/1/18	5,000	5,900
North Carolina Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project,
5.00%, 10/1/38	5,000	5,282
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series A,
5.50%, 1/1/26	670	723
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series B,
5.00%, 1/1/26	4,000	4,183
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series F,
5.38%, 1/1/13	1,000	1,092
North Carolina Medical Care Commission Health Care Facilities Revenue Bonds, Series A, First Mortgage-Deerfield, Episcopal Retirement Community,
6.13%, 11/1/38	2,000	2,006
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A,
5.00%, 1/1/30	1,000	1,053
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A, Unrefunded Balance,
5.50%, 1/1/13	680	750
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A,
5.25%, 1/1/17	1,500	1,709
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series A, Prerefunded, Escrowed to Maturity,
5.50%, 1/1/13	320	357

		23,055

Ohio - 3.6%
American Municipal Power-Ohio, Inc., Revenue Bonds, Series A, Prairie State Energy Campus Project,
5.25%, 2/15/25	5,000	5,299
Buckeye Tobacco Settlement Financing Authority Asset Backed Revenue Bonds, Series A-2,
5.75%, 6/1/34	7,510	5,638
6.50%, 6/1/47	1,000	786
Ohio State Air Quality Development Authority PCR Refunding Bonds, Series 2009-B, FirstEnergy Generation Corp. Project,
5.25%, Mandatory Put 3/1/11	1,000	1,023
Ohio State Air Quality Development Authority Revenue Bonds, Series E, Ohio Valley Electric Corp.,
5.63%, 10/1/19	5,000	5,278
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Series A, FirstEnergy Nuclear Generation Corp. Project,
5.75%, Mandatory Put 6/1/16	1,000	1,105
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Series B, Columbus Southern Power Corp. Project,
5.80%, 12/1/38	3,300	3,466
Ohio State Higher Educational Facility Commission Revenue Bonds, Series C, Xavier University,
5.75%, 5/1/28	3,000	3,234
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21	5,075	5,696

		31,525

TAX-EXEMPT FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0% continued
Oklahoma - 0.3%
Langston Economic Development Authority Student Housing Revenue Bonds, Series A, Langston Community Development Corp., Prerefunded,
7.75%, 8/1/10	$500	$512
Oklahoma Development Finance Authority Hospital Revenue Bonds, Great Plains Regional Medical Center Project,
5.13%, 12/1/36	2,840	2,544

		3,056

Oregon - 0.4%
Oregon Health Sciences University Revenue Bonds, Series A,
5.75%, 7/1/39	3,250	3,417

Pennsylvania - 6.9%
Allegheny County Hospital Development Authority Revenue Bonds, Series 2007-A, West Penn Allegheny
Health System,
5.00%, 11/15/28	4,000	3,169
5.38%, 11/15/40	2,000	1,507
Allegheny County Redevelopment Authority Tax Allocation Revenue Bonds, Pittsburgh Mills Project,
5.60%, 7/1/23	2,000	1,798
Beaver County IDA PCR Refunding Bonds, Series C (AMT), FirstEnergy Generation Corp. Project,
7.13%, Mandatory Put 6/1/11	2,000	2,080
Butler County Hospital Authority Revenue Bonds, Butler Health System Project,
7.13%, 7/1/29	3,000	3,403
Clarion County IDA Water Facilities Various Revenue Refunding Bonds, American Water Company,
5.50%, 12/1/39	3,000	3,084
Lancaster County Hospital Authority Revenue Bonds, Series A, Brethren Village Project,
6.50%, 7/1/40	1,450	1,415
Lycoming County Authority Health System Revenue Bonds, Series A, Susquehanna Health Systems Project,
5.75%, 7/1/39	5,500	5,589
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project,
6.13%, 11/1/21	1,400	1,430
6.38%, 11/1/41	2,000	2,028
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Reliant Energy,
6.75%, 12/1/36	1,840	1,895
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A, Exelon Generation Company,
5.00%, Mandatory Put 6/1/12	1,000	1,057
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series B (AMT), Reliant Energy,
6.75%, 12/1/36	3,520	3,626
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facilities,
6.25%, 1/1/32	2,000	2,129
Pennsylvania Economic Development Financing Authority Water Facilities Revenue Bonds, Pennsylvania American Water Co. Project,
6.20%, 4/1/39	2,000	2,145
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.00%, 4/15/20	5,000	5,775
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University,
5.88%, 7/1/38	1,400	1,388
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, Philadelphia University,
5.25%, 6/1/32	1,250	1,170
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Widener University,
5.40%, 7/15/36	750	754
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project,
6.75%, 9/1/32	490	474
Pennsylvania State Higher Educational Facilties Authority Revenue Bonds, Edinboro University Foundation,
6.00%, 7/1/43	2,500	2,520
Pennsylvania State Turnpike Commission Revenue Bonds Subseries D,
5.13%, 12/1/40	5,000	5,133

NORTHERN FUNDS QUARTERLY REPORT    25    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0% continued
Pennsylvania - 6.9% continued
Philadelphia Hospitals & Higher Education Facilities Authority Hospital Revenue Refunding Bonds, Series A, Temple University Health Systems,
5.50%, 7/1/30	$3,000	$2,695
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.25%, 1/1/36	2,975	3,080
Washington County Redevelopment Authority Tax Allocation Revenue Bonds, Series A, Victory Centre Project - Tanger Outlet Development,
5.45%, 7/1/35	1,000	862

		60,206

Rhode Island - 0.6%
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue Bonds, Series A, Brown University,
5.00%, 9/1/39	5,000	5,205

South Carolina - 0.7%
Lancaster County Special Assessment Revenue Bonds, Series B, Edenmoor Improvement District,
5.38%, 12/1/16(1)	1,740	609
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	5,000	5,428

		6,037

Tennessee - 0.3%
Sumner County Health Educational & Housing Facilities Board Revenue Refunding & Improvement Bonds, Series A, Sumner Regional Health Systems, Inc.,
5.50%, 11/1/37(1)	3,000	2,580
Texas - 12.8%
Austin Convention Center Revenue Bonds, Series A, Convention Enterprise, Inc., First Tier, Prerefunded,
6.70%, 1/1/11	700	722
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue Bonds, Obligated Group,
5.38%, 1/1/32	2,545	2,502
Brazos River Authority PCR Refunding Bonds, Series A (AMT), Texas Utilities Electric Co. Project,
7.70%, 4/1/33	2,285	1,303
Brazos River Authority PCR Refunding Bonds, Series A (AMT), TXU Electric Co. Project,
8.25%, 10/1/30	2,500	1,475
Comal County Health Facilities Development Revenue Bonds, Series A, McKenna Memorial Project, Prerefunded,
6.13%, 2/1/13	3,000	3,405
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.),
5.00%, 2/15/35	4,000	4,195
Dallas County Flood Control District No. 1 G.O. Unlimited Refunding Bonds,
7.25%, 4/1/32	1,000	1,043
Dallas Waterworks & Sewer System Revenue Refunding Bonds (AMBAC Insured),
5.00%, 10/1/16	6,000	6,959
Dickinson Independent School District G.O. Unlimited Bonds (PSF Gtd.),
5.00%, 2/15/27	3,460	3,673
Grand Prairie Independent School District G.O. Unlimited Bonds, Series A, School Building (PSF Gtd.),
5.00%, 2/15/37	3,540	3,687
Greenville Electric Utility System Revenue Refunding & Improvement Bonds,
5.00%, 2/15/35	5,000	5,021
Harris County Toll Road Authority Revenue Bonds, Series A, Senior Lien,
5.00%, 8/15/31	2,500	2,615
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy of Willow Bend,
5.75%, 11/1/36	3,000	2,395
Houston Industrial Development Corp. Revenue Bonds (AMT), Air Cargo,
6.38%, 1/1/23	500	497
Lower Colorado River Authority Revenue Refunding Bonds,
5.63%, 5/15/39	3,000	3,174

TAX-EXEMPT FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0% continued
Texas - 12.8% continued
Lufkin Health Facilities Development Corp. Health Systems Revenue Bonds, Memorial Health Systems East Texas,
5.50%, 2/15/37	$2,820	$2,561
Lufkin Health Facilities Development Corp. Health Systems Revenue Refunding Bonds, Memorial Health Systems East Texas,
6.25%, 2/15/37	3,500	3,509
Matagorda County Navigation District No. 1 Collateralized Revenue Refunding Bonds, Centerpoint Energy Houston Electric, LLC Project,
5.60%, 3/1/27	3,000	3,089
Matagorda County Navigation District No. 1 PCR Refunding Bonds, Series A, Central Power & Light Co. Project,
6.30%, 11/1/29	1,000	1,096
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project,
6.00%, Mandatory Put 8/1/13	2,000	2,146
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds, Series A (AMT), Allied Waste N.A., Inc. Project,
5.20%, 4/1/18	3,500	3,516
Pharr Sanitary Juan Alamo Independent School District G.O. Unlimited Bonds, School Building (PSF Gtd.),
5.00%, 2/1/38	5,240	5,502
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/21	500	513
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/26	4,535	4,865
San Antonio G.O. Limited Refunding Bonds, General Improvement,
5.00%, 2/1/18	5,480	6,366
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facilities Revenue Bonds, Air Force Village Obligated Group Project,
5.13%, 5/15/37	3,000	2,536
6.38%, 11/15/44	1,000	999
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series A, Mirador Project,
8.13%, 11/15/39	5,000	5,011
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure Project,
7.00%, 6/30/40	3,000	3,022
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project,
6.88%, 12/31/39	6,000	6,106
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series A, Cosmos Foundation Inc.,
6.20%, 2/15/40	5,000	5,036
Travis County Health Facilities Development Corp. Revenue Bonds, Westminster Manor Project,
7.00%, 11/1/30	1,000	1,013
7.13%, 11/1/40	2,000	2,027
Tyler Health Facilities Development Corp. Hospital Revenue Refunding & Improvement Bonds, Series A, East Texas Medical Center,
5.38%, 11/1/37	4,300	4,034
University of Texas Permanent Fund Revenue Refunding Bonds, Series B,
5.25%, 7/1/28	5,000	5,895

		111,508

Virginia - 2.8%
Charles City & County IDA Solid Waste Disposal Facilities Revenue Bonds (AMT), Waste Management, Inc. Project,
6.25%, Mandatory Put 4/1/12	500	531
Chesapeake Hospital Authority Facilities Revenue Refunding Bonds, Series A, Chesapeake General Hospital,
5.25%, 7/1/18	1,500	1,598
Chesterfield County Economic Development Authority PCR Refunding Bonds, Series A, Virginia Electric & Power,
5.00%, 5/1/23	1,000	1,073
Fairfax County Economic Development Authority Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc.,
5.13%, 10/1/37	2,000	1,916
5.13%, 10/1/42	1,000	944

NORTHERN FUNDS QUARTERLY REPORT    27    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0% continued
Virginia - 2.8% continued
Richmond Public Utilities Revenue Bonds,
5.00%, 1/15/35	$4,000	$4,245
5.00%, 1/15/40	2,000	2,115
Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, Prerefunded,
5.63%, 6/1/15	4,530	5,330
Tobacco Settlement Financing Corp. Revenue Bonds, Senior Series B1,
5.00%, 6/1/47	1,000	643
Virginia State Public School Authority Revenue Bonds, Series B1, School Financing 1997 (State Aid Withholding),
5.00%, 8/1/28	3,345	3,669
Virginia State Public School Authority Revenue Refunding Bonds, Series C, School Financing (State Aid Withholding),
5.00%, 8/1/23	2,000	2,268

		24,332

Washington - 3.1%
FYI Properties Lease Revenue Bonds, Washington State District Project,
5.50%, 6/1/39	3,000	3,159
King County G.O. Limited Bonds, Tax Sewer,
5.13%, 1/1/36	5,000	5,273
Snohomish County School District No. 201 G.O. Unlimited Bonds (School Board Guaranty),
5.25%, 12/1/21	5,000	5,770
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services Association,
7.00%, 7/1/39	6,000	6,438
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Skyline at First Hill Project,
5.25%, 1/1/17	2,000	1,745
5.63%, 1/1/27	1,000	749
Washington State Various Purpose G.O. Unlimited Bonds, Series E,
5.00%, 2/1/28	3,850	4,159

		27,293

Wisconsin - 1.1%
Green Bay Redevelopment Authority IDR Bonds (AMT), Fort James Project,
5.60%, 5/1/19	2,000	1,947
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, Beaver Dam Community Hospitals,
6.75%, 8/15/34	1,000	1,003
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, St. John Communities, Inc.,
7.63%, 9/15/39	750	793
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Vernon Memorial Healthcare, Inc. Project,
5.10%, 3/1/25	1,000	940
5.25%, 3/1/35	2,650	2,380
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Divine Savior Healthcare,
5.00%, 5/1/32	3,155	2,665

		9,728

Wyoming - 1.6%
Sweetwater County PCR Refunding Bonds, Idaho Power Corp. Project,
5.25%, 7/15/26	4,740	5,037
Sweetwater County Solid Waste Disposal Revenue Refunding Bonds (AMT), FMC Corp. Project,
5.60%, 12/1/35	4,005	3,904
Wyoming Municipal Power Supply Agency Revenue Bonds, Series A,
5.00%, 1/1/42	5,020	5,024

		13,965

Total Municipal Bonds (Cost $822,068)		826,668

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.9%
Northern Institutional Funds - Tax-Exempt Portfolio (5) (6)	33,505,165	$33,505

Total Investment Companies (Cost $33,505)		33,505

TAX-EXEMPT FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.9% continued

Total Investments - 98.9% (Cost $855,573)		860,173

Other Assets less Liabilities - 1.1%		9,906

NET ASSETS - 100.0%		$870,079

(1)	Issuer has defaulted on terms of debt obligation.
(2)	When-Issued Security.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(4)	Restricted security that has been deemed illiquid. At June 30, 2010, the value of these restricted illiquid securities amounted to approximately $5,993,000 or 0.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Seminole Indian Tribe of Florida Special Obligation Revenue Bonds, Series A,
5.75%, 10/1/22	9/27/07	$1,039
5.25%, 10/1/27	9/27/07-12/12/07	1,909
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37	7/15/08-7/25/08	1,748
5.75%, 9/1/42	6/27/07-1/21/10	1,408

(5)	At March 31, 2010, the value of the Fund’s investment in the Tax Exempt Portfolio of the Northern Institutional Funds was approximately $51,215,000 with net sales of approximately $17,710,000 during the period ended June 30, 2010.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At June 30, 2010, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Development	6.7%
General	7.1
General Obligation	9.1
Higher Education	8.1
Medical	14.0
Nursing Homes	5.4
Pollution	9.3
Power	8.3
Transportation	5.9
Water	5.1
All other sectors less than 5%	21.0

Total	100.0%

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$855,573

Gross tax appreciation of investments	$28,442
Gross tax depreciation of investments	(23,841)

Net tax appreciation of investments	$4,601

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Municipal Fund’s investments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$826,668	(1)	$—	$826,668
Investment Companies	33,505	—		—	33,505

Total Investments	$33,505	$826,668		$—	$860,173

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    29    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	JUNE 30, 2010 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

NATL-RE - National Public Finance Gurantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7%
Alaska - 1.1%
Anchorage Alaska G.O. Unlimited Tax Anticipation Notes,
1.00%, 12/29/10	$20,000	$20,063

Arizona - 2.6%
Arizona School Facilities Board COP,
5.25%, 9/1/23	10,000	10,767
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.25%, 7/1/20	10,000	11,695
Chandler G.O. Unlimited Bonds,
4.25%, 7/1/27	5,345	5,421
Maricopa County Community College District G.O. Unlimited Bonds, Series C,
4.00%, 7/1/21	2,000	2,133
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured),
5.00%, 7/1/14	2,500	2,806
5.00%, 7/1/17	5,000	5,533
Rio Nuevo Multipurpose Facilities District Excise TRB, Sub Lien (Assured Guaranty Insured),
5.75%, 7/15/18	4,725	5,520
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/26	2,365	2,688

		46,563

California - 12.9%
Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (FSA) (AGM-CR NATL-RE Insured),
5.90%, 8/1/30	2,450	2,805
Berkeley G.O Unlimited Tax & Revenue Anticipatory Notes,
2.00%, 6/30/11(1)	10,000	10,164
Cabrillo Community College District G.O Unlimited Bonds, Series A (NATL-RE ),
5.00%, 8/1/27	5,000	5,115
California Educational Facilities Authority Revenue Bonds, Series A, University of Southern California,
5.25%, 10/1/38	2,500	2,662
California Housing Finance Agency Revenue Bonds, Series A (AMT) (AGM Insured),
4.50%, 2/1/20	5,000	4,749
California Housing Finance Agency Revenue Bonds, Series J (AMT),
4.95%, 8/1/22	6,070	5,681
California State Department of Water Resources & Power Supply Revenue Bonds, Series L,
5.00%, 5/1/17	15,000	17,020
5.00%, 5/1/19	10,000	11,340
5.00%, 5/1/22	5,735	6,356
California State Economic Recovery Refunding G.O Unlimited Bonds, Series A,
5.00%, 7/1/20	10,000	11,050
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.75%, 5/1/30	135	137
California State G.O. Unlimited Bonds, Unrefunded Balance (AMBAC Insured),
5.00%, 10/1/18	75	75
California State G.O. Unlimited Refunding Bonds,
6.25%, 11/1/34	5,000	5,450
Colton Joint Unified School District G.O. Unlimited Bonds, Series A (NATL-RE FGIC Insured),
5.38%, 8/1/26	2,500	2,664
Contra Costa Water District Revenue Refunding Bonds, Series O (AMBAC Insured),
5.00%, 10/1/29	3,060	3,169
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured),
5.75%, 8/1/39	5,000	5,214
Fontana Unified School District G.O. Unlimited Bonds, Series B, Election 2006 (AGM Insured),
3.43%, 8/1/31(2)	5,000	1,349
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured),
5.00%, 6/1/21	2,000	2,001
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	1,033
Los Angeles Community College District G.O. Unlimited Bonds, Series E, 2003 Elections (AGM Insured),
5.00%, 8/1/22	4,035	4,332

NORTHERN FUNDS QUARTERLY REPORT    31    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
California - 12.9% continued
Los Angeles County Metropolitan Transportation Authority Sales Refunding TRB, Series B, Proposition A First Tier Senior (AGM Insured),
5.25%, 7/1/16	$10,000	$10,522
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured),
5.00%, 10/1/21	4,000	4,352
Los Angeles Department of Airports Revenue Bonds, Series A,
5.25%, 5/15/22	4,650	5,157
5.00%, 5/15/34	2,000	2,034
Los Angeles Wastewater System Subordinate Revenue Refunding Bonds, Series A (NATL-RE Insured),
5.00%, 6/1/27	15,000	15,638
Menlo Park G.O. Unlimited Bonds,
5.25%, 8/1/27	1,000	1,063
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,
5.00%, 7/1/32	5,000	5,278
Port Oakland Revenue Bonds, Series K (AMT), Unrefunded Balance (NATL-RE FGIC Insured),
5.75%, 11/1/15	2,070	2,074
San Bernardino Community College District G.O. Unlimited Bonds, Series B, Election of 2008,
2.39%, 8/1/48(2)	15,000	1,225
San Bernardino Community College District G.O. Unlimited Bonds, Series C, Election 2002 (AGM Insured),
5.00%, 8/1/31	5,000	5,126
San Diego California Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project,
5.25%, 3/1/22	5,000	5,280
San Diego California Public Facilities Financing Authority Sewer Authority Refunding Senior Revenue Bonds, Series A,
5.25%, 5/15/24	5,000	5,536
San Diego California Public Facilities Financing Authority Water Authority Revenue Refunding Bonds, Series A,
5.25%, 8/1/26	4,505	4,867
San Diego California Unified School District Tax & Revenue Anticipation Notes, Series A,
2.00%, 6/30/11(1)	5,000	5,071
San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Series B, Election of 2004,
5.00%, 8/1/35	5,000	5,243
San Francisco Bay Area Rapid Transit District Sales Tax Refunding Revenue Bonds,
5.00%, 7/1/28	7,455	8,058
San Francisco City & County International Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	2,500	2,604
San Francisco Community College District G.O. Unlimited Bonds, Series D, Election 2005,
5.00%, 6/15/28	2,090	2,234
5.00%, 6/15/29	2,090	2,227
San Mateo Foster City School District Convertible Capital Appreciation G.O. Unlimited Bonds, Election of 2008,
2.42%, 8/1/32(2)	1,970	915
Sequoia Union High School District G.O. Unlimited Bonds, Series B, Election 2008,
5.00%, 7/1/32	4,980	5,107
5.00%, 7/1/34	3,525	3,602
Sequoia Union High School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,100	1,156
Southern California Public Power Authority Revenue Bonds, Series B, Southern Transmission Project,
6.00%, 7/1/27	5,000	5,588
University California General Revenue Bonds, Series U,
5.00%, 5/15/22(1)	9,395	10,615
University of California General Revenue Bonds, Series J (AGM Insured),
4.50%, 5/15/35	7,350	7,073
University of California General Revenue Bonds, Series Q,
5.25%, 5/15/27	2,500	2,724

TAX-EXEMPT FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
California - 12.9% continued
University of California Revenue Bonds, Series Q, Multiple Purpose Projects (AGM Insured), Prerefunded,
5.00%, 9/1/11	$1,000	$1,065

		233,800

Colorado - 1.8%
Colorado State Education Loan Program Tax & Revenue Anticipation Notes (State Aid Withholding),
1.50%, 8/12/10	20,000	20,025
Denver City & County Excise Refunding TRB, Series A (Assured Guaranty Insured),
6.00%, 9/1/23	5,550	6,361
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured State Aid Withholding),
5.50%, 12/1/22	5,000	6,041

		32,427

Connecticut - 0.3%
Connecticut State Refunding G.O Umlimited Bonds, Series E,
5.50%, 11/15/12	5,000	5,563

District of Columbia - 1.1%
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A,
6.00%, 10/1/35	5,000	5,615
5.50%, 10/1/39	7,500	8,065
Metropolitan Washington Airports Authority System Revenue Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 10/1/35	5,000	4,985
Metropolitan Washington Airports Authority System Revenue Bonds, Series C,
5.00%, 10/1/28	2,000	2,105

		20,770

Florida - 7.2%
Broward County School Board COP, Series A (AGC-ICC FGIC Insured),
5.00%, 7/1/20	9,105	9,611
Citizens Property Insurance Corp. Revenue Bonds, Secured Series A-1, High Risk Account,
5.25%, 6/1/17	12,000	12,471
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	200	202
Dade County Seaport G.O. Unlimited Refunding Bonds (NATL-RE Insured),
6.50%, 10/1/10	400	406
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/15	10,000	10,669
Florida State Board of Education Capital Outlay 2007 G.O. Unlimited Bonds, Series E,
5.00%, 6/1/23	4,780	5,310
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Series D,
5.50%, 6/1/17	10,000	11,820
Florida State Board of Public Education Capital Outlay 2005 G.O. Unlimited Bonds, Series E,
4.63%, 6/1/27	5,090	5,192
Florida State Department Transportation Turnpike Revenue Bonds, Series A (AGM Insured),
4.75%, 7/1/23	5,000	5,235
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds,
5.25%, 7/1/37	5,000	5,274
Florida State Municipal Power Agency All Requirements Power Revenue Bonds, Series A,
5.25%, 10/1/19	5,000	5,705
Florida State Turnpike Authority Turnpike Refunding Department Transportation Revenue Bonds, Series A,
5.00%, 7/1/21	10,000	11,178
Gainesville Utilities Systems Revenue Bonds, Series A,
5.25%, 10/1/15	1,065	1,183
5.25%, 10/1/16	1,120	1,245
Lee County Transportation Facilities Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/14	900	938
Marco Island Utility System Revenue Bonds (NATL-RE Insured),
5.25%, 10/1/15	2,520	2,732

NORTHERN FUNDS QUARTERLY REPORT    33    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
Florida - 7.2% continued
Miami-Dade County Aviation Revenue Bonds (AMT), Miami International Airport (NATL-RE FGIC Insured),
5.75%, 10/1/20	$1,950	$1,993
Miami-Dade County Aviation Revenue Bonds (AMT), Series A, Miami International Airport (Assured Guaranty Insured),
5.50%, 10/1/25	6,000	6,188
Miami-Dade County Aviation Revenue Refunding Bonds, Series D (AMT), Miami International Airport (NATL-RE Insured),
5.25%, 10/1/18	1,645	1,690
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (NATL-RE FGIC Insured),
5.25%, 7/1/25	2,525	2,608
Miami-Dade County School Board COP, Series A (BHAC-CR FSA-CR AMBAC Insured),
5.00%, 11/1/31	2,500	2,569
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	3,000	3,414
5.25%, 10/1/22	2,500	2,815
Orlando And Orange County Expressway Refunding Authority Revenue Bonds, Series B (AGM Insured),
4.00%, 7/1/21	2,500	2,507
4.25%, 7/1/24	3,905	3,864
Osceola County Florida Sales Tax Revenue Refunding Bonds (Assured Guaranty Insured),
5.00%, 10/1/22	3,520	3,797
Osceola County Infrastructure Sales Surtax Revenue Bonds (AMBAC Insured),
5.38%, 10/1/21	1,000	1,059
Palm Beach County G.O. Unlimited Refunding Bonds, Series B,
6.50%, 7/1/10	250	250
Palm Coast Utility System Revenue Bonds (NATL-RE Insured),
5.25%, 10/1/21	1,000	1,064
South Florida Water Management District Special Obligation Limited Acquisition Revenue Refunding Bonds (AMBAC Insured),
5.25%, 10/1/13	1,250	1,401
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	5,890	6,441

		130,831

Georgia - 4.3%
Athens-Clarke County Union Government Water & Sewer Revenue Bonds,
5.50%, 1/1/38	10,000	10,809
De Kalb County Water & Sewage Revenue Refunding Bonds, Series B,
5.25%, 10/1/26	11,310	13,452
Fulton County Facilities Corp. COP, Fulton County Public Purpose Project (AMBAC Insured), Prerefunded,
5.50%, 11/1/10	6,500	6,676
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/17	5,000	5,906
5.00%, 7/1/18	5,000	5,935
5.00%, 7/1/20	20,000	23,854
Metropolitan Atlanta Rapid Transit Authority Sales TRB, Third Series,
5.25%, 7/1/36	10,000	10,748

		77,380

Hawaii - 1.3%
Hawaii State Airports System Revenue Refunding Bonds, Series B (AMT) (NATL-RE FGIC Insured), Prerefunded,
6.00%, 7/1/10	5,000	5,051
Hawaii State G.O. Unlimited Refunding Bonds, Series DR,
5.00%, 6/1/17	10,000	11,677
Hawaii State G.O. Unlimited Refunding Bonds, Series DT,
5.00%, 11/1/18	5,000	5,878

		22,606

TAX-EXEMPT FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
Illinois - 6.0%
Chicago Midway Airport Revenue Bonds, Series B (AGM Insured),
5.38%, 1/1/18	$2,625	$2,692
5.38%, 1/1/19	2,765	2,836
5.25%, 1/1/20	2,915	2,988
Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured),
5.00%, 1/1/31	2,000	1,965
Chicago O’Hare International Airport Revenue Bonds (AMT), Series B-2, General Airport Third Lien (XLCA Insured),
6.00%, 1/1/29	4,000	4,132
Chicago O’Hare International Airport Revenue Bonds, Series A, General Airport Third Lien (NATL-RE Insured),
5.25%, 1/1/26	5,000	5,139
Chicago O’Hare International Airport Revenue Bonds, Series B (AGM Insured),
5.00%, 1/1/19	5,000	5,463
Chicago O’Hare International Airport Revenue Refunding Bonds (AMT) General Airport Second Lien (AMBAC Insured),
5.50%, 1/1/18	10,000	10,127
Chicago O’Hare International Airport Revenue Refunding Bonds (AMT) Series D, General ThirdLien,
5.25%, 1/1/16	1,250	1,348
Chicago O’Hare International Airport Revenue Refunding Bonds (AMT), Series D, General Third Lien,
5.25%, 1/1/17	1,000	1,077
5.25%, 1/1/19	2,000	2,137
5.00%, 1/1/28	6,280	6,282
Chicago O’Hare International Airport Revenue Refunding Bonds, (AMT), Series D, General Third Lien,
5.25%, 1/1/18	750	804
Cook County Illinois G.O Unlimited Refunding Bonds, Series A,
5.25%, 11/15/22	10,000	10,976
Illinois Educational Facilities Authority Adjustable Med Term Revenue Bonds, Field Museum of Natural History Project,
4.60%, Mandatory Put 11/1/15	4,250	4,494
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.00%, 5/1/12	750	832
Illinois Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	4,000	4,079
Illinois State Sales TRB,
5.25%, 6/15/23	9,735	10,357
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured),
5.00%, 1/1/18	10,000	11,171
Metropolitan Pier & Exposition Authority Dedicated State TRB, McCormick Place Expansion (AGM-CR FGIC Insured),
5.50%, 12/15/24	3,000	3,040
Metropolitan Pier & Exposition Authority Dedicated State TRB, Series A, McCormick Place Expansion (NATL-RE Insured),
5.25%, 6/15/42	5,000	5,023
Regional Transportation Authority Revenue Bonds, Series A (NATL-RE FGIC Insured G.O. of Authority),
6.00%, 7/1/33	10,000	11,483

		108,445

Indiana - 1.7%
Indiana Finance Authority Highway Revenue Refunding Bonds, Series A (NATL-RE FGIC),
4.50%, 6/1/29	5,000	4,962
Indiana Municipal Power Agency Power Supply System Revenue Bonds, Series A (NATL-RE Insured),
5.00%, 1/1/42	5,250	5,290
Indiana Municipal Power Agency Power Supply System, Series A (AMBAC Insured),
5.00%, 1/1/24	13,060	13,634
Indiana University Revenue Bonds, Series R, Student Fee (AMBAC Insured),
5.00%, 8/1/17	5,745	6,585
Merrillville Multi School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding),
5.25%, 7/15/26	1,000	1,052

		31,523

NORTHERN FUNDS QUARTERLY REPORT    35    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
Iowa - 0.2%
Des Moines Independent Community School District School Infrastructure Revenue Bonds,
5.00%, 6/1/22	$2,900	$3,142

Kansas - 0.6%
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series A,
5.00%, 9/1/16	2,900	3,398
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III,
5.25%, 11/15/15	1,385	1,437
6.25%, 11/15/18	1,600	1,663
Wichita Water & Sewer Utility Revenue Bonds (NATL-RE FGIC Insured),
5.25%, 10/1/18	4,000	4,340

		10,838

Louisiana - 1.0%
Louisiana State Gas and Fuels TRB, Series A (AGM Insured),
5.00%, 5/1/31	14,850	15,396
4.75%, 5/1/39	2,000	2,005

		17,401

Maryland - 3.2%
Anne Arundel County Maryland Consolidated General Improvements G.O Limited Bonds,
5.00%, 4/1/19	3,500	4,143
Howard County Maryland Refunding G.O Unlimited Bonds, Series B,
5.00%, 8/15/17	5,030	5,957
Maryland State Department of Transportation Revenue Bonds,
4.00%, 6/15/23	3,610	3,756
Maryland State Department of Transportation Revenue Bonds, Consolidated Second Issue,
4.00%, 9/1/21	5,000	5,315
Maryland State Department of Transportation Revenue Bonds, Consolidated Series,
4.00%, 5/15/21	2,000	2,137
4.00%, 5/15/23	11,745	12,201
Maryland State Refunding State And Local Facilities Loan G.O Unlimited Bonds, Series C,
5.00%, 11/1/17	10,000	11,873
5.00%, 11/1/18	10,000	11,884
		57,266
Massachusetts - 4.5%
Massachusetts Bay Transportation Authority Sales Refunding TRB, Series B,
5.25%, 7/1/22	10,000	11,953
Massachusetts State G.O. Limited Bonds, Series C, Construction Loans, Prerefunded,
5.75%, 10/1/10	5,000	5,067
Massachusetts State G.O. Unlimited Bonds, Series B,
5.00%, 11/1/16	1,000	1,162
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare System,
5.25%, 7/1/29	5,000	5,294
Massachusetts State Health And Educational Facilities Authority Revenue Bonds, Series Y, Harvard University Issue,
0.15%, 7/1/35	10,000	10,000
Massachusetts State School Building Authority Dedicated Sales TRB, Series A (AGM Insured),
5.00%, 8/15/22	15,000	16,369
Massachusetts State Special Obligation Consolidated Loan Revenue Bonds, Series A (AGM Insured),
5.50%, 6/1/18	500	600
5.50%, 6/1/21	500	612
Massachusetts State Water Pollution Abatement Revolving Trust Fund Revenue Bonds, Series 14,
5.00%, 8/1/26	10,000	11,068
Massachusetts State Water Pollution Abatement Trust Pool Program Revenue Bonds, Series 12,
4.38%, 8/1/31	3,785	3,798
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, New Bedford Program, Series A (NATL-RE FGIC Insured),
4.75%, 2/1/26	3,000	3,001
Massachusetts State Water Resources Authority Refunding General Revenue Bonds, Series B (G.O of Authority),
5.00%, 8/1/26	10,865	12,103

		81,027

TAX-EXEMPT FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
Minnesota - 1.0%
Minneapolis & St Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT),
5.00%, 1/1/22	$2,500	$2,584
Minnesota State G.O. Unlimited Bonds, Unrefunded Balance,
5.25%, 11/1/19	470	512
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (NATL-RE Insured),
5.35%, 7/1/17	370	385
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series H,
5.00%, 11/1/17	6,000	7,115
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series K,
5.00%, 11/1/19	6,850	8,177

		18,773

Mississippi - 0.3%
Jackson State University Educational Building Corp. Revenue Bonds, Campus Facilities Project (AGM Insured),
5.00%, Mandatory Put 3/1/15	5,425	5,990
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	75	79

		6,069

Nebraska - 0.4%
Douglas County Nebraska School District Refunding G.O Unlimited Bonds,
4.00%, 12/15/22	1,450	1,531
Lincoln Electric System Revenue Bonds,
5.00%, 9/1/31	5,500	5,666

		7,197

Nevada - 1.0%
Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C,
5.00%, 6/1/21	8,000	8,707
Nevada State G.O Limited Municipal Bonds Bank Projects R9A Through R13-F (AGM Insured),
5.00%, 12/1/26	5,000	5,159
Washoe County Highway Motor Vehicle Fuel TRB,
4.75%, 2/1/21	3,400	3,603

		17,469

New Jersey - 2.8%
Garden State Preservation Trust Open Space and Farmland Revenue Bonds, 2005 Series A (AGM Insured),
5.75%, 11/1/28	10,000	12,317
New Jersey Economic Development Authority Refunding School Facilities Construction Dd-1 Revenue Funds,
5.00%, 12/15/16	10,000	11,166
New Jersey Economic Development Authority Refunding Taxable New Jersey Performing Revenue Bonds,
4.15%, 6/15/16	3,310	3,335
New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A,
4.00%, 9/1/23	6,450	6,736
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded,
6.25%, 7/1/12	445	492
New Jersey State Higher Education Student Loan Assistance Authority Revenue Bonds, Series A,
5.50%, 6/1/27	5,000	5,255
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, Transportation System,
5.50%, 12/15/22	5,000	5,689
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, Transportation System (AGM Insured),
4.00%, 12/15/17	5,000	5,003

		49,993

New York - 11.3%
Long Island Power Authority Electric System Revenue Bonds, Series A,
6.25%, 4/1/33	5,000	5,768
Metropolitan Transportation Authority Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 11/15/18	5,000	5,389
Nassau County New York Revenue Anticipation G.O. Unlimited Notes, Series B,
1.25%, 4/15/11	5,000	5,033

NORTHERN FUNDS QUARTERLY REPORT    37    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
New York - 11.3% continued
New York City Fiscal 2008 Subordinated Series G.O Unlimited Bonds, Series C-1,
5.00%, 10/1/22	$10,000	$10,922
New York City G.O. Unlimited Bonds, Series A, Unrefunded Balance,
6.00%, 5/15/19	30	30
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B,
5.00%, 6/15/22	4,000	4,279
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series DD, Second General Resolution,
4.75%, 6/15/35	10,000	10,088
New York City Transitional Finance Authority Subordinate TRB, Series F-3,
3.07%, 2/1/15	2,295	2,343
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, New York University,
5.25%, 7/1/34	3,000	3,220
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School District Financing Program (Assured Guaranty State-Aid Withholding),
5.25%, 10/1/23	5,000	5,563
New York State Dormitory Authority Personal Income TRB, Series C,
5.00%, 3/15/26	10,000	10,823
New York State Dormitory Authority State Personal Education Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured),
5.50%, 3/15/30	3,000	3,559
New York State Dormitory Authority State Personal Education Income TRB, Series B,
5.75%, 3/15/36	12,480	14,121
New York State Dormitory Authority State Personal Education Income TRB, Series C,
5.00%, 3/15/17	10,000	11,563
New York State Dormitory Authority State Personal Income TRB, Series A,
5.25%, 2/15/23	1,000	1,132
New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series A, Revolving Funds, Unrefunded Balance,
6.00%, 6/15/16	1,315	1,321
New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series B, Revolving Funds, Municipal Water Project,
5.25%, 6/15/15	1,000	1,078
New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series C, Revolving Funds, Municipal Water Finance,
5.00%, 6/15/25	5,000	5,429
New York State Environmental Facilities Corp. State Personal Income TRB, Series A,
5.25%, 12/15/26	10,000	11,101
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR Insured G.O. of Corp.),
5.00%, 4/1/21	5,000	5,824
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-RE-IBC Insured G.O. of Corp.),
5.50%, 4/1/17	4,425	5,277
New York State Municipal Bond Bank Agency Special School Purpose Revenue Bonds, Series C (State-Aid Withholding),
5.25%, 6/1/17	10,000	10,812
New York State Thruway Authority State Personal Income TRB, Series A, Transportation,
5.25%, 3/15/21	5,000	5,636
New York State Urban Development Corp. Revenue Refunding Bonds, Series D,
5.38%, 1/1/22	1,850	2,062
New York State Urban Development Corp. State Personal Income TRB, Series C,
5.00%, 12/15/16	3,000	3,481
New York State Urban Development Corp. Subordinate Lien Revenue Corp. Purpose Bonds (HUD 236 Insured G.O. of Corp.),
5.50%, 7/1/16	1,160	1,164

TAX-EXEMPT FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
New York - 11.3% continued
New York State Urban Development Corporation Revenue Bonds,Series B-1, State Personal Income Tax,
4.50%, 3/15/23	$2,590	$2,760
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (AMBAC Insured),
5.00%, 10/15/32	4,235	4,427
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 10/15/19	5,100	5,773
5.00%, 10/15/24	2,000	2,157
Tobacco Settlement Financing Corp. Revenue Bonds, Asset-Backed Series B-1C,
5.25%, 6/1/13	1,820	1,826
5.50%, 6/1/15	5,000	5,018
5.50%, 6/1/17	4,500	4,661
5.50%, 6/1/18	5,000	5,333
5.50%, 6/1/19	2,500	2,725
5.50%, 6/1/20	5,000	5,446
Triborough Bridge & Tunnel Authority General Purpose Revenue Bonds, Series A (G.O. of Authority), Prerefunded,
4.75%, 1/1/16	5,000	5,821
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds (NATL-RE Insured),
5.50%, 11/15/21	5,000	5,897
Triborough Bridge & Tunnel Authority, General Revenue Refunding Bonds, Series B, (G.O. of Authority),
5.00%, 11/15/32	5,000	5,192

		204,054

North Carolina - 4.0%
Mecklenburg County North Carolina Refunding G.O Unlimited Bonds,
5.00%, 2/1/19	10,000	11,862
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
5.25%, 1/1/19	5,000	5,538
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A,
5.25%, 1/1/20	2,000	2,228
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 3/1/17	3,000	3,528
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 3/1/11	7,125	7,349
5.00%, 5/1/21	9,960	11,720
4.00%, 3/1/24	6,500	6,646
State of North Carolina,
5.00%, 5/1/17	10,000	11,787
Wake County North Carolina Refunding G.O. Unlimited Bonds, Series C,
5.00%, 3/1/22	10,450	12,367

		73,025

Ohio - 0.8%
Akron G.O. Limited Bonds, Prerefunded,
5.75%, 12/1/10	1,000	1,033
Cincinnati City School District,
4.50%, 6/1/20	3,000	3,285
Cleveland City Airport System Revenue Bonds, Series A (AMBAC Insured),
5.00%, 1/1/23	2,000	2,039
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Collateralized by GNMA Securities),
5.15%, 3/1/13	450	454
Ohio State University General Receipts Revenue Bonds, Series A,
4.75%, 6/1/30	6,200	6,333
Ohio State Water Development Authority Pollution Control Revenue Bonds, Series B, Loan Fund, Unrefunded Balance,
5.00%, 6/1/23	935	962

		14,106

Oregon - 1.9%
Hillsboro School District No. 1J Washington Multnomah & Yamhill Counties G.O. Unlimited Bonds, West Union (NATL-RE Insured),
5.00%, 6/15/21	12,745	14,146
Oregon State Board Education G.O Unlimited Bonds, Series A,
5.00%, 8/1/23	4,480	5,124
Oregon State Department of Administrative Services Refunding COP, Series D,
5.00%, 11/1/11	4,070	4,308

NORTHERN FUNDS QUARTERLY REPORT    39    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
Oregon - 1.9% continued
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 11/15/20	$10,000	$11,320

		34,898

Pennsylvania - 2.0%
Centennial School District Bucks County G.O Unlimited, Series A (State Aid Witholding),
5.00%, 12/15/25(1)	2,135	2,353
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project,
6.13%, 11/1/21	1,200	1,226
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 100A (AMT),
5.10%, 10/1/22	675	689
Pennsylvania State Higher Education Assistance Agency Revenue Bonds, Capital Acquisition (NATL-RE Insured G.O. of Agency), Prerefunded,
6.00%, 12/15/10	1,815	1,852
6.13%, 12/15/10	1,925	1,965
Pennsylvania State Second G.O Unlimited Bonds, Series A,
5.00%, 5/1/18	7,895	9,265
Pennsylvania State Turnpike Commission Oil Franchise Refunding TRB, Series A (AMBAC Insured),
5.00%, 12/1/19	5,075	5,582
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series B,
5.25%, 6/1/39	11,890	12,388

		35,320

Puerto Rico - 0.3%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, First Subordinate Series A,
6.38%, 8/1/39	5,000	5,501

South Carolina - 3.3%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 04, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,000	5,423
Piedmont Municipal Power Agency Electric Revenue Refunding Bonds, Series A-3 (Assured Guaranty Insured),
5.00%, 1/1/17	2,250	2,516
Richland County School District No. 1 G.O. Unlimited Bonds, Series B (SCSDE Insured),
4.45%, 3/1/26	6,150	6,346
Richland County School District No. 2 G.O. Unlimited Bonds, Series A (SCSDE Insured),
5.00%, 2/1/22	10,000	11,364
5.00%, 2/1/23	2,500	2,819
South Carolina State Economic Development G.O Unlimited Bonds, Series A,
4.00%, 4/1/22	13,895	14,790
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper,
5.50%, 1/1/38	5,000	5,431
South Carolina Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (BHAC-CR AMBAC Insured),
5.00%, 10/1/22	10,000	10,920

		59,609

Tennessee - 0.2%
Memphis-Shelby County Airport Authority Revenue Bonds, Series D (AMT) (AMBAC Insured),
6.25%, 3/1/15	700	709
Shelby County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/16	3,000	3,483

		4,192

Texas - 7.8%
Austin Independent School District G.O. Unlimited Bonds,
4.50%, 8/1/25	3,985	4,166
Dallas Area Rapid Transit Sales Refunding TRB, Senior Lien (AMBAC Insured),
5.00%, 12/1/21	3,000	3,310
Dallas Area Rapid Transit Sales TRB, Senior Lien,
4.75%, 12/1/30	2,500	2,565

TAX-EXEMPT FIXED INCOME FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
Texas - 7.8% continued
Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured),
5.50%, 11/1/20	$1,000	$1,052
Ennis Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds (PSF Gtd.), Prerefunded,
0.62%, 8/15/10(2)	2,225	785
Ennis Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds, Unrefunded Balance (PSF Gtd.),
2.57%, 8/15/26(2)	1,140	400
Frisco Independent School District Building G.O. Unlimited Bonds (PSF Gtd.),
6.50%, 8/15/14	1,535	1,708
Harris County G.O. Limited Refunding Bonds, Series C, Prerefunded,
5.75%, 10/1/18	4,260	5,289
Harris County Texas Refunding G.O Unlimited Bonds, Series A,
5.00%, 10/1/22(1)	5,000	5,760
5.00%, 10/1/23(1)	5,000	5,708
Houston Independent School District (PSF Gtd.),
5.00%, 2/15/25	10,000	10,886
Lower Colorado River Authority Revenue Refunding and Improvement Bonds, Series A,
6.50%, 5/15/37	10,000	10,843
Lower Colorado River Authority Revenue Refunding Bonds,
5.50%, 5/15/33	2,000	2,133
Panhandle Regional Multifamily Housing Finance Agency Corp. Revenue Bonds, Series A (Collateralized by GNMA Securities),
6.50%, 7/20/21	500	536
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/16	1,000	1,048
6.00%, 10/1/21	1,250	1,284
San Antonio Texas Electric And Gas Revenue Bond, Junior Lien System, Prerefunded,
3.63%, Mandatory Put 12/1/10	290	294
San Antonio Texas Electric And Gas Unrefunded Balance Revenue Bond, Junior Lien System,
3.63%, Mandatory Put 12/1/10	9,710	9,737
Spring Independent School District G.O. Unlimited Schoolhouse Bonds, (FGIC Insured),
5.00%, 8/15/25	4,680	4,880
Tarrant Regional Water District & Water Revenue Bonds, Water Control & Improvement District (NATL-RE FGIC Insured),
5.00%, 3/1/25	6,750	7,159
Texas Municipal Power Agency Revenue Refunding Bonds, Sub Lien (NATL-RE FGIC Insured),
4.40%, 9/1/11	725	727
Texas State G.O. Unlimited Bonds, Series II-A, Veterans Housing Assistance Program Fund,
5.25%, 12/1/23	3,000	3,427
Texas State Tax & Revenue Anticipation Notes,
2.50%, 8/31/10	30,000	30,114
Texas State Transportation Commission Revenue Bonds, Series A, First Tier,
5.00%, 4/1/23	10,000	10,875
University of Texas Financing System Revenue Refunding Bonds, Series D,
4.25%, 8/15/26	5,175	5,289
University of Texas Premium University Fund Revenue Bonds, Series B, Unrefunded Balance,
4.75%, 7/1/30	10,000	10,208

		140,183

Utah - 0.8%
Utah State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/20	12,000	13,900
Utah State Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.00%, 7/1/11	1,000	1,042

		14,942

Virgin Islands - 0.0%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Taxes Lien Note,
5.63%, 10/1/10	190	192

NORTHERN FUNDS QUARTERLY REPORT    41    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
Virginia - 1.0%
Hampton Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 1/15/21	$1,000	$1,152
Virginia College Building Authority Educational Facilities Revenue Bonds, 21st Century Build America Bonds,
3.88%, 2/1/17	3,675	3,673
Virginia Commonwealth Transportation Board Federal Highway Revenue Reimbursement Notes,
5.00%, 9/27/12	5,550	6,093
Virginia Housing Development Authority Homeownership Mortgage Revenue Bonds, Series A,
3.65%, 3/1/18	2,200	2,247
3.70%, 9/1/18	4,280	4,381

		17,546

Washington - 0.8%
King County Washington Sewer G.O. Limited Tax Bonds,
5.13%, 1/1/33	4,800	5,112
Pierce County School District No. 403 G.O. Unlimited Refunding Bonds (NATL-RE School Board Guaranty), Prerefunded,
5.13%, 6/1/11	6,140	6,407
Washington State Board Community & Technology Colleges COP, Series F,
4.70%, 7/1/26	2,240	2,297

		13,816

West Virginia - 0.2%
Putnam County Board Education Public School G.O. Unlimited Bonds,
4.00%, 5/1/25	3,640	3,693

Total Municipal Bonds (Cost $1,582,204)		1,620,223

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 11.7%
Northern Institutional Funds - Tax-Exempt Portfolio (3) (4)	211,547,177	$211,547

Total Investment Companies (Cost $211,547)		211,547

Total Investments - 101.4% (Cost $1,793,751)		1,831,770

Liabilities less Other Assets - (1.4)%		(24,497)

NET ASSETS - 100.0%		$1,807,273

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	At March 31, 2010, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $242,400,000 with net sales of approximately $30,853,000 during the period ended June 30, 2010.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At June 30, 2010, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	11.7%
General	19.0
General Obligation	21.4
Power	6.1
School District	6.0
Transportation	9.8
Water	8.3
All other sectors less than 5%	17.7

Total	100.0%

TAX-EXEMPT FIXED INCOME FUND    42    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,793,751

Gross tax appreciation of investments	$41,587
Gross tax depreciation of investments	(3,568)

Net tax appreciation of investments	$38,019

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$1,620,223	(1)	$—	$1,620,223
Investment Companies	211,547	—		—	211,547

Total Investments	$211,547	$1,620,223		$—	$1,831,770

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prere-funded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC-CR - Berkshire Hathaway Assurance Corporation

COP - Certificate of Participation

CR - Custodial Receipts

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

ICC - Insured Custody Certificates

MBIA - Municipal Bonds Insurance Association

NATL-RE - National Public Finance Guarantee Corp.

PFA - Public Finance Authority

PSF - Permanent School Fund

NORTHERN FUNDS QUARTERLY REPORT    43    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.4%
Alabama - 0.2%
Jefferson County Sewer Capital Improvement Revenue Bonds, Series A (FGIC Insured), Prerefunded,
5.50%, 2/1/11	$2,000	$2,075

Alaska - 1.6%
Alaska Municipal Bond Bank Authority Revenue Bonds, Series C (NATL-RE Insured), Prerefunded,
5.75%, 9/15/10	750	759
Anchorage Alaska Tax Anticipation G.O. Unlimited Notes,
1.00%, 12/29/10	15,000	15,048
Matanuska-Susitna Boro Lease Revenue Bonds, Goose Creek Correctional Center (Assured Guaranty Insured),
5.00%, 9/1/14	4,285	4,869

		20,676

Arizona - 3.8%
Arizona School Facilities Board Revenue Bonds, Series A, State School Trust (AMBAC Insured),
5.25%, 7/1/10	2,000	2,000
Arizona School Facilities Board Revenue Bonds, State School Improvement, Prerefunded,
5.25%, 7/1/12	1,125	1,232
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road,
5.00%, 7/1/15	5,000	5,762
Arizona Water Infrastructure Finance Authority Water Quality Revenue Bonds, Series A,
4.00%, 10/1/14	755	838
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
4.00%, 7/1/13	1,845	1,995
4.00%, 7/1/14	1,910	2,083
Maricopa County Community College District G.O. Unlimited Bonds, Series C,
4.00%, 7/1/15	1,000	1,113
4.00%, 7/1/16	1,000	1,111
Maricopa County Unified School District No 4-Mesa G.O. Unlimited Bonds, Series D, Project of 2005,
4.00%, 7/1/14	3,505	3,854
Maricopa County Unified School District No 97-Deer Valley G.O. Unlimited Bonds, Series A, Project of 2008,
2.50%, 7/1/14	225	229
4.25%, 7/1/14	5,000	5,434
Phoenix Arizona G.O. Unlimited Refunding Bonds, Series A, Partially Escrowed to Maturity,
6.00%, 7/1/10	3,065	3,065
Phoenix City G.O. Unlimited Revenue Bonds, Series B,
5.00%, 7/1/16	5,000	5,703
Pima County Street & Highway Revenue Bonds (NATL-RE FGIC Insured),
4.25%, 7/1/11	835	838
Salt River Project Agricultural Improvement & Power District Electric Services Revenue Bonds, Series B,
4.00%, 1/1/16	13,000	14,306
Tucson Water Systems Revenue Bonds,
5.00%, 7/1/16	1,275	1,459

		51,022

California - 5.9%
Cajon Valley Union School District G.O. Unlimited Bonds, Series B (NATL-RE Insured), Prerefunded,
5.50%, 8/1/10	2,925	2,997
California Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services,
5.00%, 10/1/14	500	556
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/15	10,000	11,322
California Statewide Communities Development Authority Revenue Bonds, Series 1A, Receivables Program,
5.00%, 6/15/13	10,000	10,827
Los Angeles County G.O. Unlimited Tax & Revenue Anticipation Notes,
2.00%, 6/30/11 (1)	20,000	20,262
Los Angeles Unified School District G.O. Unlimited Bonds, Series I,
5.00%, 7/1/15	5,000	5,645
Los Angeles Wastewater System Revenue Refunding Bonds, Series A,
5.00%, 6/1/16	5,000	5,807

TAX-EXEMPT FIXED INCOME FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.4% continued
California - 5.9% continued
Los Gatos-Saratoga Joint Union High School District G.O. Unlimited Bonds, Series B, Election of 1998, Prerefunded,
5.75%, 12/1/10	$1,325	$1,369
San Bernardino County Transportation Authority Sales TRB, Series A,
5.00%, 5/1/12	5,250	5,580
San Diego Unified School District G.O. Limited Tax & Revenue Anticipation Notes, Series A,
2.00%, 6/30/11 (1)	5,000	5,071
San Joaquin County Transportation Authority Sales TRB, Senior Notes,
5.00%, 4/1/11	3,000	3,090
University of California Revenue Bonds, Series P, Regents University of California,
5.00%, 5/15/13	5,085	5,664

		78,190

Colorado - 2.5%
Broomfield Open Space Park and Recreation Facilities COP (AMBAC Insured),
5.75%, 12/1/14	2,000	2,035
Colorado Department of Transportation Revenue Anticipation Notes, Series A (NATL-RE Insured),
5.50%, 6/15/12	1,000	1,094
Colorado State Education Loan Program Tax & Revenue Anticipation Notes (State Aid Withholding),
1.50%, 8/12/10	20,000	20,025
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
6.00%, 9/1/21	5,000	5,853
Jefferson County School District R-1 G.O. Unlimited Revenue Refunding Bonds (AGM Insured),
5.00%, 12/15/13	585	662
Regional Transportation District COP, Series A, Transit Vehicles (AMBAC Insured),
5.00%, 12/1/16	1,590	1,755
Regional Transportation District Refunding COP, Series A (NATL-RE FGIC Insured),
5.00%, 6/1/11	1,750	1,808

		33,232

Connecticut - 1.2%
Connecticut State Economic Recovery G.O. Unlimited Bonds, Series A,
5.00%, 1/1/13	450	496
Connecticut State Economic Recovery G.O. Unlimited Bonds, Series D,
5.00%, 1/1/14	10,000	11,282
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure (AGM Insured),
5.25%, 9/1/10	500	504
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series B, Transportation Infrastructure (AGM Insured),
5.38%, 10/1/10	250	253
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series 1, 2nd Lien Transportation Infrastructure,
5.00%, 2/1/17	2,500	2,895

		15,430

Delaware - 1.5%
Delaware State G.O. Unlimited Bonds, Series 2009C,
5.00%, 10/1/15	15,000	17,547
University of Delaware Revenue Refunding Bonds, Series B,
4.00%, 11/1/14	1,250	1,390
5.00%, 11/1/15	1,000	1,167

		20,104

Florida - 6.6%
Citizens Property Insurance Corp. Senior Secured Revenue Notes, Series A2, High Risk Account,
2.00%, 4/21/11 (1)	14,000	14,053
Clay County Infrastructure Sales Surtax Revenue Bonds (Assured Guaranty Insured),
5.25%, 10/1/17	4,600	5,223
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/13	5,000	5,353
5.00%, 7/1/15	10,000	10,669
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Series G (NATL-RE FGIC Insured),
5.25%, 6/1/12	1,000	1,087

NORTHERN FUNDS QUARTERLY REPORT    45    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.4% continued
Florida - 6.6% continued
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/15	$5,430	$6,246
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
5.00%, 6/1/15	5,750	6,356
Florida State Board of Education G.O. Unlimited Bonds, Series A,
5.00%, 6/1/12	1,575	1,705
Florida State Department of Environmental Protection Preservation Revenue Bonds, Series A, Florida Forever Project (AMBAC Insured),
5.00%, 7/1/10	1,500	1,500
Florida State Department of Transportation Right of Way Refunding G.O. Unlimited Bonds, Series B,
6.38%, 7/1/14	1,500	1,779
Florida State Municipal Power Agency All Requirements Power Revenue Bonds, Series A,
5.00%, 10/1/16	4,000	4,497
Jacksonville Excise TRB, Series B (AMBAC Insured),
5.38%, 10/1/18	2,350	2,528
Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Project,
5.00%, 7/1/15	5,000	5,659
Miami-Dade County Water & Sewer Revenue Refunding Bonds (NATL-RE Insured),
5.00%, 10/1/10	2,000	2,018
5.00%, 10/1/13	3,500	3,832
Palm Beach County School Board Refunding COP, Series E (AMBAC Insured),
5.38%, 8/1/15	5,000	5,665
Polk County Transportation Improvement Revenue Bonds (AGM Insured), Prerefunded,
5.25%, 12/1/10	1,000	1,031
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A,
5.00%, 10/1/16	1,500	1,669
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series B,
5.00%, 10/1/11	1,510	1,592
5.00%, 10/1/12	1,440	1,569
5.00%, 10/1/14	2,535	2,841
Tallahassee Blueprint 2000 Intergov-ernmental Agency Revenue Bonds (NATL-RE Insured),
5.00%, 10/1/14	500	553

		87,425

Georgia - 2.9%
Bulloch County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 5/1/12	2,845	3,070
De Kalb County School District G.O. Unlimited (State Aid Withholding),
5.00%, 2/1/11	1,000	1,027
Fulton County Facilities Corp. COP, Fulton County Public Purpose Project,
5.00%, 11/1/15	2,250	2,524
5.00%, 11/1/16	2,280	2,550
Georgia State G.O. Unlimited Bonds, Series D, Prerefunded,
4.00%, 10/1/10	4,000	4,038
Georgia State G.O. Unlimited Bonds, Series F,
5.00%, 11/1/14	5,000	5,780
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A,
5.00%, 6/1/18	5,000	5,810
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A (AGM Insured),
5.00%, 6/1/13	3,000	3,340
Gwinnett County Water & Sewerage Authority Revenue Bonds (County Gtd.), Prerefunded,
5.00%, 8/1/12	1,000	1,094
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture (NATL-RE FGIC Insured),
5.00%, 7/1/15	4,000	4,589
Municipal Electric Authority Revenue Bonds, Subseries A, Project One,
5.00%, 1/1/13	2,000	2,177
Municipal Electric Authority Revenue Bonds, Subseries D, Project One,
5.00%, 1/1/13	1,710	1,861

TAX-EXEMPT FIXED INCOME FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.4% continued
Georgia - 2.9% continued
5.00%, 1/1/14	$1,045	$1,157

		39,017

Hawaii - 1.0%
Hawaii State G.O. Unlimited Bonds, Series DA (NATL-RE Insured),
5.25%, 9/1/16	5,000	5,559
Hawaii State G.O. Unlimited Bonds, Series DQ,
5.00%, 6/1/15	5,000	5,785
Honolulu Hawaii City & County G.O. Unlimited Bonds, Series F,
5.00%, 9/1/15	2,000	2,324

		13,668

Idaho - 0.1%
University of Idaho Adjustable Revenue Refunding Bonds, Series A (AGM Insured),
4.38%, Mandatory Put 4/1/11	750	768

Illinois - 2.9%
Chicago G.O. Limited Bonds, Lakefront Millenium Parking Facilities (NATL-RE Insured), Prerefunded,
5.70%, 1/1/12	700	769
Cook County School District No 57 Mount Prospect G.O. Unlimited Refunding Bonds, Series A,
3.25%, 12/1/10	400	404
Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds,
5.88%, 2/1/16	1,120	1,304
Illinois Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.00%, 3/1/15	4,000	4,452
Illinois State G.O. Unlimited Bonds,
5.00%, 1/1/14	1,350	1,458
Illinois State G.O. Unlimited Bonds, Prerefunded,
5.55%, 8/1/10	3,370	3,385
5.63%, 8/1/10	3,600	3,616
Illinois State G.O. Unlimited Bonds, Series A (NATL-RE FGIC-TCRS Insured),
5.25%, 10/1/15	5,080	5,486
Illinois State Sales TRB,
5.38%, 6/15/16	2,010	2,086
Illinois State Toll Highway Authority Revenue Bonds, Series A2 (AGM Insured), Prerefunded,
5.00%, 7/1/16	8,075	9,539
Kendall, Kane and Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series B (FGIC Insured), Prerefunded,
5.25%, 10/1/12	1,000	1,105
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, McCormick Place Expansion Project (AGM-CR FGIC Insured),
5.50%, 12/15/24	5,000	5,068

		38,672

Indiana - 1.0%
Indiana State Finance Authority Revenue Refunding Bonds,
5.00%, 7/1/14	3,485	3,897
Indiana Transportation Finance Authority Revenue Bonds, Series A (FGIC Insured), Prerefunded,
5.13%, 6/1/14	3,350	3,859
Indiana University Revenue Bonds, Series O, Student Fee (NATL-RE FGIC Insured),
5.00%, 8/1/11	600	629
Indianapolis Local Public Improvement Revenue Bonds, Series D,
5.25%, 1/10/15	2,430	2,692
Mount Vernon of Posey County Multi-School Building Corp. Revenue Bonds, First Mortgage (AMBAC Insured State Aid Withholding),
4.00%, 1/15/13	500	537
Pike Township Multi-School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding),
4.00%, 1/15/14	1,805	1,954

		13,568

Kansas - 0.2%
Wichita Kansas Water and Sewerage Utilities Revenue Bonds (NATL-RE FGIC Insured),
5.00%, 10/1/19	2,000	2,118

Kentucky - 1.4%
Jefferson County School District Finance Corp. Revenue Refunding Bonds, Series A (AGM Insured),
5.15%, 1/1/11	750	768

NORTHERN FUNDS QUARTERLY REPORT    47    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.4% continued
Kentucky - 1.4% continued
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95,
5.00%, 8/1/15	$5,805	$6,588
Kentucky State Property & Buildings Commission Revenue Refunding Bonds,
5.00%, 11/1/12	4,475	4,885
Kentucky State Property & Buildings Commission Revenue Refunding Bonds Project No. 68 (Partially Escrowed to Maturity),
5.75%, 10/1/10	3,000	3,039
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Project No. 93 (Assured Guaranty Insured),
5.25%, 2/1/17	3,000	3,458

		18,738

Louisiana - 0.2%
Louisiana State G.O. Unlimited Bonds, Series A (FGIC Insured), Prerefunded,
5.25%, 11/15/10	1,250	1,274
5.00%, 4/1/12	1,000	1,079

		2,353

Maryland - 0.8%
Frederick County G.O. Unlimited Refunding Bonds, Series C,
4.00%, 12/1/15	6,375	7,135
Maryland State Department of Transportation Revenue Bonds,
4.50%, 2/15/12	1,850	1,970
Montgomery County Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 5/1/12	1,000	1,084

		10,189

Massachusetts - 1.0%
Massachusetts Bay Transportation Authority Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/14	2,740	3,156
Massachusetts State Department of Transportation System Highway Revenue Bonds, Senior Series B,
5.00%, 1/1/15	3,500	3,904
Massachusetts State G.O. Limited Bonds, Series C (NATL-RE FGIC Insured),
5.50%, 11/1/14	1,875	2,187
Massachusetts State G.O. Unlimited Refunding Bonds, Series A,
6.00%, 11/1/10	2,500	2,548
6.00%, 11/1/11	1,275	1,367

		13,162

Michigan - 0.6%
Detroit Water Supply Systems Revenue Bonds, Series A, Senior Lien (NATL-RE Insured), Prerefunded,
5.25%, 7/1/13	1,000	1,124
Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Project (AGM Insured),
5.00%, 10/15/10	1,000	1,012
Michigan State Building Authority Revenue Refunding Bonds, Series II, Facilities Project (NATL-RE Insured), Prerefunded,
5.00%, 10/15/13	5,000	5,621

		7,757

Minnesota - 1.9%
Bemidji G.O Unlimited Bonds, Temp Sales Tax,
4.50%, 2/1/12	3,000	3,066
Minnesota Public Facilities Authority Water PCR Bonds, Series A,
5.00%, 3/1/12	1,000	1,076
Minnesota State G.O. Unlimited Bonds, Series C,
5.00%, 8/1/13	5,000	5,631
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
4.00%, 8/1/15	10,000	11,182
Northern Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
5.00%, 1/1/12	2,190	2,323
5.00%, 1/1/14	2,320	2,584

		25,862

Mississippi - 0.4%
Jackson State Public School District G.O. Limited Tax Notes, Series B, Prerefunded,
5.75%, 10/1/10	1,775	1,799
Mississippi State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/13	2,620	2,948

TAX-EXEMPT FIXED INCOME FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.4% continued
Mississippi - 0.4% continued
Mississippi State G.O. Unlimited Refunding Bonds,
5.75%, 12/1/11	$510	$548

		5,295

Nebraska - 0.1%
Nebraska Public Power District Revenue Bonds, Series B,

5.00%, 1/1/14	1,730	1,929

Nevada - 1.3%
Clark County Airport Revenue Bonds, Series A, Subordinate Lien (NATL-RE Insured), Prerefunded,
6.00%, 7/1/10	550	556
Clark County Flood Control G.O. Limited Bonds (NATL-RE FGIC Insured),
4.50%, 11/1/16	3,350	3,355
Clark County School District G.O. Limited Bonds, Series B (AMBAC Insured),
5.00%, 6/15/15	2,000	2,260
Clark County School District G.O. Limited Bonds, Series C (AGM Insured),
5.00%, 6/15/18	2,000	2,185
Clark County School District G.O. Limited Bonds, Series C (NATL-RE Insured),
5.00%, 6/15/12	2,350	2,534
Clark County School District G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
4.50%, 6/15/13	2,000	2,182
Clark County Water Reclamation District G.O. Limited Bonds, Series B,
4.00%, 7/1/13	1,225	1,325
Las Vegas G.O. Limited Refunding Bonds (AMBAC Insured),
5.00%, 6/1/13	1,600	1,765
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series D, Limited Tax Water,
5.00%, 6/1/15	770	867

		17,029

New Hampshire - 0.6%
Manchester School Facilities Revenue Bonds (NATL-RE Insured), Prerefunded,
5.50%, 6/1/13	1,400	1,572
New Hampshire Health & Education Facilities Authority Revenue Bonds, Series A, University Systems,
5.00%, 7/1/14	3,000	3,364
New Hampshire State Capital Improvement G.O. Unlimited Bonds, Series C,
5.00%, 5/1/12	2,500	2,707

		7,643

New Jersey - 1.9%
New Jersey Economic Development Authority School Facility Construction Revenue Bonds, Sub-Series T-3 (AGM Insured),
5.00%, Mandatory Put 9/1/14	2,500	2,775
New Jersey Economic Development Authority School Facility Construction Revenue Refunding Bonds, Sub-Series DD-1,
5.00%, 12/15/16	10,000	11,166
New Jersey State Building Authority Refunding Bonds, Series B,
5.25%, 12/15/10	850	868
New Jersey State G.O. Unlimited Refunding Bonds, Series D,
6.00%, 2/15/11	4,250	4,398
New Jersey State G.O. Unlimited Refunding Bonds, Series J (NATL-RE FGIC-TCRS Insured),
5.00%, 7/15/11	750	785
New Jersey State Transit Corp. COP Bonds, Series A (AMBAC Insured),
5.25%, 9/15/14	2,000	2,242
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A (AGM Insured),
3.75%, 12/15/12	1,500	1,503
Ocean County Utilities Authority Wastewater Revenue Refunding Bonds (NATL-RE Insured County Gtd.),
5.00%, 1/1/11	1,350	1,382

		25,119

New Mexico - 0.3%
Albuquerque City G.O. Unlimited Bonds, Series A,
3.00%, 7/1/15	1,590	1,693
Albuquerque Municipal School District No. 12 G.O. Unlimited Refunding Bonds,
5.00%, 8/1/10	750	753

NORTHERN FUNDS QUARTERLY REPORT    49    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.4% continued
New Mexico - 0.3% continued
Los Alamos County Gross Receipts Tax Improvement Revenue Bonds,
4.00%, 6/1/13	$1,000	$1,083

		3,529

New York - 8.4%
Metropolitan Transportation Authority Dedicated TRB, Series B,
3.00%, 11/15/10	1,000	1,009
Metropolitan Transportation Authority Revenue Anticipation Notes,
2.00%, 12/31/10	5,000	5,039
Metropolitan Transportation Authority Revenue Refunding Bonds, Series F (NATL-RE Insured),
5.00%, 11/15/12	4,000	4,332
Nassau County G.O. Unlimited Revenue Anticipation Notes, Series B,
1.25%, 4/15/11	15,000	15,099
New York City G.O. Unlimited Bonds, Series B,
5.00%, 8/1/10	1,055	1,059
New York City Health & Hospital Corp. Revenue Bonds, Series A, Health Systems (G.O. of Corp.),
5.00%, 2/15/13	5,000	5,403
New York City Transitional Finance Authority Revenue Bonds, Series A, Future Tax Secured,
5.00%, 11/1/15	5,000	5,788
New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax Secured,
5.00%, 11/1/15	8,400	9,724
5.25%, 8/1/18	5,035	5,574
New York City Trust for Cultural Resources Revenue Refunding Bonds, Series 1A, Museum of Modern Art,
5.00%, 10/1/10	3,000	3,036
New York G.O. Unlimited Bonds, Series C,
5.25%, 8/1/11	2,000	2,104
New York G.O. Unlimited Bonds, Series H-1,
5.00%, 3/1/16	5,000	5,676
New York State Dormitory Authority Personal Income TRB, Series A,
5.00%, 3/15/16	1,265	1,457
New York State Dormitory Authority State Supported Debt City University System Consolidated Fifth General Resolution Revenue Bonds, Series B,
5.00%, 7/1/14	1,370	1,536
New York State Dormitory Authority State Supported Debt Revenue Bonds, Mental Health Services Facilities Improvement,
5.00%, 2/15/13	5,000	5,464
New York State Dormitory Authority State Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement,
5.00%, 2/15/14	2,810	3,144
New York State Dormitory Authority Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.00%, 10/1/16	1,905	2,142
5.00%, 10/1/17	2,880	3,238
New York State Environmental Facilities Corp. State Clean Water & Drinking Revolving Funds Revenue Bonds, Series K, New York City Municipal Water Project,
5.25%, 6/15/21	6,510	7,022
New York State Thruway Authority General Highway & Bridge Trust Fund Revenue Bonds, Series A,
5.00%, 4/1/14	1,000	1,127
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series B,
5.00%, 4/1/14	3,000	3,381
New York State Thruway Authority Services Contract Revenue Bonds, Local Highway & Bridge Service Contract,
5.00%, 4/1/15	4,500	5,100
New York State Thruway Authority Services Contract Revenue Refunding Bonds, Bridge Service Contract,
5.00%, 4/1/13	3,000	3,308
New York State Urban Development Corp. Revenue Bonds, Series B-1, State Personal Income Tax,
5.00%, 3/15/16	2,075	2,390
New York State Urban Development Corp. Revenue Refunding Bonds, Series D,
5.00%, 1/1/16	3,000	3,375

TAX-EXEMPT FIXED INCOME FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.4% continued
New York - 8.4% continued
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series B (G.O. of Authority),
5.25%, 11/15/18	$5,000	$5,468

		111,995

North Carolina - 1.1%
Mecklenburg County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/16	10,000	11,678
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 3/1/12	2,550	2,744

		14,422

Ohio - 2.3%
Ohio State Common School G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/15	6,000	6,956
Ohio State Common School G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/15/14	2,500	2,861
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/14	7,500	8,562
Ohio State University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/14	5,000	5,746
Ohio State Water Development Authority PCR Refunding Bonds, Water Quality,
5.00%, 12/1/14	2,250	2,595
University of Cincinnati Ohio General Receipts Revenue Bonds, Series C (Assured Guaranty Insured),
5.00%, 6/1/13	2,110	2,323
5.00%, 6/1/14	1,795	2,010

		31,053

Oklahoma - 0.4%
Oklahoma State Municipal Power Authority Power Supply System Revenue Bonds, Series A,
5.00%, 1/1/15	1,575	1,774
Tulsa County Independent School District No 1 Combined Purpose, G.O. Unlimited Bonds, Series A,
2.00%, 6/1/14	4,170	4,240

		6,014

Oregon - 1.4%
Multnomah-Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds (AGM Insured School Board Guaranty), Prerefunded,
5.50%, 6/15/11	1,000	1,050
Oregon State Board Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/17	2,380	2,789
Oregon State Department of Administrative Services COP, Series C,
5.00%, 11/1/14	2,895	3,282
Oregon State Department of Administrative Services Refunding COP, Series D,
5.00%, 11/1/14	5,670	6,429
Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien,
4.00%, 10/1/15	2,435	2,702
Washington County School District No. 48J Beaverton G.O. Unlimited Refunding Bonds, Series A (AGM Insured),
5.00%, 6/1/12	1,800	1,953
Washington County Unified Sewerage Agency Revenue Refunding Bonds, Series A, Senior Lien (NATL-RE-FGIC Insured),
5.75%, 10/1/10	300	304

		18,509

Pennsylvania - 2.3%
Lehigh County General Purpose Authority Revenue Bonds, Saint Luke’s Hospital, Prerefunded,
5.38%, 8/15/13	1,000	1,134
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania,
5.00%, 9/1/17	5,000	5,836
Pennsylvania State G.O. Unlimited Refunding Bonds, Second Series,
5.00%, 7/1/15	15,000	17,380
University of Pittsburgh Commonwealth System of Higher Education Revenue Bonds, Series B, Capital Project (G.O. of University),
5.00%, 9/15/14	6,000	6,884

		31,234

NORTHERN FUNDS QUARTERLY REPORT    51    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.4% continued
Rhode Island - 0.0%
Rhode Island Clean Water Finance Agency Revenue Refunding Bonds, Sub-Series A,
5.00%, 10/1/14	$150	$172

South Carolina - 0.1%
Greenville County School District Installment Purchase Revenue Bonds, Building Equity Sooner Tomorrow, Prerefunded,
5.50%, 12/1/12	1,140	1,286

Tennessee - 2.1%
Metropolitan Government Nashville & Davidson County Electric Revenue Refunding Bonds, Series B (BHAC-CR Insured),
5.50%, 5/15/15	6,015	7,044
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University),
5.25%, 10/1/15	5,000	5,879
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding Bonds, Series B, Vanderbilt University (G.O. of University),
5.00%, 10/1/12	1,600	1,756
Shelby County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/15	5,000	5,772
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/15	5,000	5,798
Tennessee State School Board Authority Revenue Bonds, Series B, Higher Educational Facilities 2nd Program,
4.00%, 5/1/14	1,030	1,133

		27,382

Texas - 4.4%
Bell County G.O. Limited Tax Notes,
5.00%, 2/15/15	905	962
Bell County G.O. Limited Tax Notes, Prerefunded,
5.00%, 2/15/12	1,095	1,174
Corpus Christi G.O. Limited Certificates (AGM Insured), Prerefunded,
5.75%, 3/1/11	1,000	1,037
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF Gtd.),
3.13%, 2/15/17	7,140	7,501
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.),
3.25%, 2/15/17	7,000	7,408
Dallas Waterworks & Sewer Systems Revenue Refunding Bonds (AMBAC Insured),
5.00%, 10/1/11	3,435	3,630
Fort Worth G.O. Certificates Limited (AGM Insured), Prerefunded,
4.38%, 3/1/13	1,000	1,094
Galena Park Independent School District G.O. Unlimited Bonds (PSF Gtd.), Prerefunded,
5.75%, 8/15/10	300	302
Irving Improvement Refunding G.O. Limited Bonds,
5.00%, 9/15/11	1,000	1,055
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/13	1,000	1,105
5.00%, 5/15/15	1,580	1,790
Lower Colorado River Authority Transmission Contract Revenue Bonds (AGM Insured),
5.38%, 5/15/14	1,235	1,328
Lower Colorado River Authority Unrefunded Balance Revenue Refunding Bonds, Series B (FSA Insured),
6.00%, 5/15/12	1,075	1,080
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/12	2,000	2,092
North Texas Tollway Authority Revenue Refunding Bonds, Series H, First Tier, Prerefunded,
5.00%, Mandatory Put 1/1/11	3,000	3,058
Plano Independent School District G.O. Unlimited Bonds, Series A, School Building,
5.00%, 2/15/12	1,000	1,072
San Antonio Electric & Gas System Revenue Bonds, Junior Lien, Prerefunded,
3.63%, Mandatory Put 12/1/10	115	117

TAX-EXEMPT FIXED INCOME FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.4% continued
Texas - 4.4% continued
San Antonio Electric & Gas System Revenue Bonds, Junior Lien, Unrefunded Balance,
3.63%, Mandatory Put 12/1/10	$3,885	$3,896
San Antonio Electric & Gas Systems Revenue Refunding Bonds, Series A,
5.50%, 2/1/12	1,350	1,454
San Antonio General Improvement Refunding G.O. Limited Bonds,
4.00%, 8/1/12	1,585	1,697
Texas State PFA G.O. Unlimited Refunding Bonds,
5.50%, 10/1/12	2,260	2,504
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/15	7,000	8,143
Texas State Water Financial Assistance G.O. Unlimited Bonds, Series F,
2.00%, 8/1/10	4,720	4,727

		58,226

Utah - 1.8%
Alpine School District G.O. Unlimited Bonds (School Board Guaranty), Prerefunded,
5.25%, 9/15/11	2,000	2,119
Intermountain Power Agency Power Supply Revenue Refunding Bonds, Series A,
5.00%, 7/1/12	10,000	10,797
5.50%, 7/1/14	3,500	3,869
Uintah County Municipal Building Authority Lease Revenue Bonds,
4.50%, 6/1/14	650	714
Utah State G.O. Unlimited Bonds, Series C,
5.00%, 7/1/14	5,000	5,747
Utah State G.O. Unlimited Refunding Bonds, Series B,
5.38%, 7/1/12	1,000	1,098

		24,344

Virginia - 2.7%
Arlington County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 8/1/15	3,235	3,607
Fairfax County G.O. Unlimited Refunding Bonds, Series C, Public Improvement Project (State Aid Withholding),
5.00%, 10/1/15	10,235	11,978
Loudoun County Public Improvement G.O. Unlimited Bonds, Series B (State Aid Withholding),
5.00%, 12/1/13	1,000	1,138
Virginia College Building Authority Education Facilities Revenue Refunding Bonds, Series B, 21st Century College & Equipment,
5.00%, 2/1/11	4,600	4,727
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series B,
5.00%, 8/1/16	5,000	5,841
Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series B,
5.00%, 8/1/12	1,355	1,480
Virginia State Public School Authority School Financing Revenue Bonds, Series B-1 (State Aid Witholding),
5.00%, 8/1/16	1,000	1,168
Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing Program,
5.00%, 11/1/15	4,025	4,712
Virginia State Resources Authority Infrastructure Revenue Bonds, Series B, Pooled Financing Program,
5.00%, 11/1/10	775	787

		35,438

Washington - 1.7%
Energy Northwest Electric Revenue Refunding Bonds, Series A,
5.00%, 7/1/14	3,500	3,992
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 1,
5.50%, 7/1/14	1,200	1,391
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 3,
5.00%, 7/1/15	5,000	5,775
Energy Northwest Electric Revenue Refunding Bonds, Series C, Project 3,
5.00%, 7/1/12	150	163
Franklin County Public Utility District No. 001 Electric Revenue Refunding Bonds (NATL-RE Insured), Prerefunded,
5.63%, 9/1/12	1,000	1,110
King County Sewer Revenue Refunding Bonds, Series B (AGM Insured),
5.50%, 1/1/15	1,500	1,600

NORTHERN FUNDS QUARTERLY REPORT    53    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.4% continued
Washington - 1.7% continued
Snohomish County Public Utility District No. 001 Electric Revenue Refunding Bonds (AGM Insured),
5.00%, 12/1/17	$3,000	$3,349
Tacoma Solid Waste Utilities Revenue Refunding Bonds (AMBAC Insured), Prerefunded,
5.25%, 12/1/11	3,000	3,202
Washington State Various Purpose G.O. Unlimited Bonds, Series C (NATL-RE FGIC Insured), Prerefunded,
5.25%, 1/1/11	2,000	2,050

		22,632

West Virginia - 0.1%
West Virginia State Hospital Finance Authority Revenue Bonds, (Charliston Medical Center), Prerefunded,
6.00%, 9/1/10	1,000	1,020

Wisconsin - 1.5%
Milwaukee City G.O. Unlimited Promissory Notes, Series N1,
5.00%, 2/15/16	4,300	4,975
Milwaukee City G.O. Unlimited Promissory Notes, Series N1 (AMBAC Insured),
5.00%, 2/15/12	2,575	2,761
Milwaukee County G.O. Unlimited Refunding Bonds, Series A,
3.40%, 8/1/14	5,000	5,412
Waukesha City G.O. Unlimited Refunding Bonds,
2.00%, 10/1/10	810	813
Wisconsin State G.O. Unlimited Bonds, Series D,
5.00%, 5/1/15	4,625	5,320
Wisconsin State G.O. Unlimited Bonds, Series F (AGM Insured), Prerefunded,
5.50%, 5/1/12	1,000	1,091

		20,372

Wyoming - 0.2%
Campbell County Recreation Project Board Lease Revenue Bonds,
5.00%, 6/15/12	3,000	3,224

Total Municipal Bonds (Cost $933,019)		961,893

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 16.8%
AIM Tax-Free Cash Reserve Portfolio	95,840	$96
Northern Institutional Funds - Tax-Exempt Portfolio (2) (3)	223,509,316	223,509

Total Investment Companies (Cost $223,605)		223,605

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 12.1%
Bethlehem Area School District G.O. Unlimited VRDB (AGM Insured State Aid Withholding),
0.56%, 7/1/10	$14,495	$14,495
Broward County School Board COP VRDB, Series B (AGM Insured),
0.30%, 7/1/10	15,000	15,000
Chicago Board of Education G.O. Unlimited VRDB, Series B (AGM Insured),
0.39%, 7/1/10	19,800	19,800
Colorado Springs Utilities Revenue Refunding VRDB, Series A, Subordinate Lien,
0.33%, 7/1/10	5,400	5,400
Harris County Health Facilities Development Corp. Hospital Revenue Refunding VRDB, Series A, Memorial Hermann Healthcare (AGM Insured),
0.30%, 7/7/10	20,000	20,000
Illinois State Toll Highway Authority Refunding Revenue VRDB, Series A2, Senior Priority (AGM Insured),
0.42%, 7/1/10	10,750	10,750
Illinois State Toll Highway Authority Revenue VRDB, Series A2, Senior Priority,
0.30%, 7/1/10	10,000	10,000
Long Island Power Authority Electric System Revenue VRDB, Series J (FSA Insured),
0.32%, 7/5/10	11,120	11,120
Maryland State Stadium Authority Sports Facilities Lease Revenue Refunding VRDB, Football Stadium Issue, Series 2007,
0.33%, 7/1/10	4,900	4,900
Metropolitan Transportation Authority Dedicated Tax Revenue VRDB, Series B (AGM Insured),
0.38%, 7/1/10	20,000	20,000

TAX-EXEMPT FIXED INCOME FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 12.1% continued
Nazareth Area School District G.O. Limited VRDB (AGM Insured State Aid Withholding),
0.56%, 7/1/10	$10,990	$10,990
North Penn Water Authority Revenue VRDB (AGM Insured),
0.56%, 7/1/10	8,400	8,400
Orlando & Orange County Expressway Authority Revenue Refunding VRDB, Series C1 (AGM Insured),
0.36%, 7/1/10	5,000	5,000
Orlando & Orange County Expressway Authority Revenue Refunding VRDB, Series C3 (AGM Insured),
0.30%, 7/1/10	5,420	5,420

Total Short-Term Investments (Cost $161,275)		161,275

Total Investments - 101.3% (Cost $1,317,899)		1,346,773

Liabilities less Other Assets - (1.3)%		(17,782)

NET ASSETS - 100.0%		$1,328,991

(1)	When-Issued Security.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2010, the value of the Fund’s investment in the Tax Exempt Portfolio of the Northern Institutional Funds was approximately $259,314,000 with net sales of approximately $35,805,000 during the period ended June 30, 2010.

Percentages shown are based on Net Assets.

At June 30, 2010, the industry sectors for the Short-Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligation	24.3%
Financials	16.6
General	16.2
School District	10.0
Transportation	8.0
Power	6.7
All other sectors less than 5%	18.2

Total	100.0%

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,317,899

Gross tax appreciation of investments	$29,575
Gross tax depreciation of investments	(701)

Net tax appreciation of investments	$28,874

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$961,893	(1)	$—	$961,893
Investment Companies	223,605	—		—	223,605
Short-Term Investments	—	161,275		—	161,275

Total Investments	$223,605	$1,123,168		$—	$1,346,773

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT    55    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	JUNE 30, 2010 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

BHAC - Berkshire Hathaway Assurance Corporation

COP - Certificate of Participation

CR - Custodial Receipts

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

Gtd. - Guaranteed

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

TAX-EXEMPT FIXED INCOME FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2%
Alabama - 0.2%
Birmingham Waterworks Board Revenue Bonds, Series A (Assured Guaranty Insured),
5.25%, 1/1/39	$2,000	$2,076

Alaska - 2.1%
Alaska State Housing Finance Corp. Revenue Bonds, Series B (NATL-RE G.O. of Corp. Insured),
5.25%, 12/1/25	3,000	3,110
Anchorage City G.O. Unlimited Tax Anticipation Notes,
1.00%, 12/29/10	20,000	20,064

		23,174

Arizona - 1.8%
Arizona State Transportation Board Highway Revenue Bonds, Series B,
5.00%, 7/1/24	5,000	5,501
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured),
5.00%, 7/1/14	2,500	2,806
5.00%, 7/1/17	5,000	5,533
Scottsdale Municipal Property Corp. Excise Refunding TRB,
5.00%, 7/1/26	5,000	5,682

		19,522

California - 19.7%
Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (AGM-CR NATL-RE Insured),
5.90%, 8/1/30	10,000	11,449
Anaheim Public Financing Authority Revenue Bonds, Series A, Electric System Distribution Facilities (AGM Insured),
5.00%, 10/1/31	3,500	3,514
Arcadia Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A, Election 2006 (AGM Insured),
2.61%, 8/1/44 (1)	10,000	1,020
Berkeley G.O. Unlimited Tax & Revenue Anticipation Notes,
2.00%, 6/30/11	10,000	10,164
Brentwood Infrastructure Financing Authority Water Revenue Bonds,
5.75%, 7/1/38	1,500	1,629
California Educational Facilities Authority Revenue Bonds, Series A, University of Southern California,
5.25%, 10/1/38	2,500	2,662
California Housing Finance Agency Revenue Bonds, Series J (AMT),
4.95%, 8/1/22	5,500	5,147
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/18	10,000	11,345
California State Department Water Resources Power, Series L,
5.00%, 5/1/19	6,655	7,547
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.75%, 5/1/30	130	132
California State G.O. Unlimited Refunding Bonds,
6.25%, 11/1/34	2,830	3,084
California State University Revenue Bonds, Systemwide, Series A,
5.50%, 11/1/39	5,000	5,290
Carlsbad Unified School District Capital Appreciation G.O. Unlimited Convertible Bonds, Series B, Election of 2006,
1.72%, 5/1/34 (1)	2,500	1,506
Colton Joint Unified School District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2001 (NATL-RE FGIC Insured),
2.58%, 2/1/32 (1)	5,800	1,386
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
5.00%, 6/1/32	5,000	5,250
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured),
5.75%, 8/1/39	5,000	5,214
Fontana Unified School District G.O. Unlimited Bonds, Series B, Election 2006 (AGM Insured),
3.43%, 8/1/31 (1)	5,380	1,452
Hartnell Community College District Capital Appreciation G.O. Unlimited Bonds, Series D, Election of 2002,
2.30%, 8/1/34 (1)	4,500	2,267

NORTHERN FUNDS QUARTERLY REPORT    57    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
California - 19.7% continued
Kern High School District G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
6.60%, 2/1/17	$1,845	$1,908
6.60%, 8/1/17	1,825	1,887
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	1,033
Los Angeles Community College District G.O. Unlimited Bonds, Series F-1, 2003 Election,
5.00%, 8/1/33	10,000	10,206
Los Angeles County Metropolitan Transportation Authority Sales Refunding TRB, Series B, Proposition A First Tier Senior (AGM Insured),
5.25%, 7/1/16	5,000	5,261
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured),
5.00%, 10/1/21	1,000	1,088
Los Angeles Department of Airports Revenue Bonds, Series A,
5.00%, 5/15/34	2,000	2,034
Los Angeles Department of Water & Power System Subordinate Revenue Bonds, Series A-1,
5.25%, 7/1/38	4,075	4,298
Los Angeles Department of Water & Power System Subordinate Revenue Bonds, Series A-2, Series A,
5.00%, 7/1/30	6,600	6,709
Menlo Park G.O. Unlimited Bonds,
5.25%, 8/1/27	1,000	1,063
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C,
5.00%, 7/1/35	3,500	3,689
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,
5.00%, 7/1/32	6,105	6,444
Modesto Irrigation District Capital Improvements COP, Series A,
5.75%, 10/1/29	7,020	7,627
New Haven Unified High School District Capital Appreciation G.O. Unlimited Bonds (Assured Guaranty Insured),
1.78%, 8/1/31 (1)	1,270	343
3.19%, 8/1/32 (1)	1,285	323
Palomar Pomerado Health Convertible Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2004 (Assured Guaranty Insured),
1.68%, 8/1/38 (1)	10,000	6,199
Paramount Unified School District G.O. Unlimited Bonds, Election 2006 (AGM Insured),
5.25%, 8/1/32	5,000	5,210
Sacramento Regional County Sanitation District Financing Authority Revenue Refunding Bonds (AMBAC Insured),
5.00%, 12/1/27	5,000	5,035
San Bernardino Community College District G.O. Unlimited Bonds, Series C, Election 2002 (AGM Insured),
5.00%, 8/1/31	5,000	5,126
San Diego Certificates Undivided Interest Revenue Bonds, Water Utility Fund Net System (NATL-RE FGIC Insured),
4.75%, 8/1/28	5,255	5,255
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project,
5.25%, 3/1/22	3,155	3,332
San Diego Public Facilities Financing Authority Water Revenue Refunding Bonds, Series A,
5.25%, 8/1/26	5,000	5,402
San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Series B, Election of 2004,
5.00%, 8/1/35	5,000	5,243
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E,
5.25%, 5/1/32	5,000	5,208
San Joaquin County Transportation Authority Sales TRB, Measure K-Senior Notes,
4.00%, 4/1/11	1,000	1,023
Sequoia Union High School District G.O. Unlimited Bonds, Series B, Election 2008,
5.00%, 7/1/34	2,000	2,044
University of California General Revenue Bonds, Series J (AGM Insured),
4.50%, 5/15/35	8,500	8,179

TAX-EXEMPT FIXED INCOME FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
California - 19.7% continued
University of California General Revenue Bonds, Series Q,
5.25%, 5/15/27	$2,500	$2,724
University of California General Revenue Bonds, Series U,
5.00%, 5/15/23	7,585	8,496
Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election,
5.50%, 8/1/30	5,375	5,721
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	5,000	5,357

		213,525

Colorado - 0.6%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded,
6.50%, 11/15/11	1,000	1,089
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/29	3,000	3,161
Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (NATL-RE Insured),
6.00%, 1/1/14	2,275	2,292

		6,542

Connecticut - 0.1%
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL-RE Insured),
4.75%, 11/15/18	835	855

Delaware - 0.6%
Delaware State Housing Authority Revenue Bonds, Series A (AMT), Senior SFM (AGM Insured),
5.80%, 7/1/35	3,560	3,753
Delaware Transportation Authority System Revenue Bonds, Senior Series A,
5.00%, 7/1/29	2,675	2,901

		6,654

District of Columbia - 1.9%
District of Columbia Water & Sewer Authority Public Utilities Revenue Bonds, Series A,
5.50%, 10/1/39	15,000	16,130
Metropolitan Washington Airports Authority System Revenue Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 10/1/35	5,000	4,986

		21,116

Florida - 7.3%
Broward County School Board Refunding COP, Series B (AGM Insured),
5.25%, 7/1/17	5,000	5,541
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	800	810
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Unrefunded Balance,
9.13%, 6/1/14	1,235	1,405
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Escrowed to Maturity,
9.13%, 6/1/14	325	413
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Series D,
5.50%, 6/1/19	5,000	5,963
Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity,
10.00%, 7/1/14	15,950	18,660
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds,
5.25%, 7/1/37	5,000	5,274
Florida State Department of Transportation Turnpike Authority Revenue Refunding Bonds, Series A,
5.00%, 7/1/21	5,860	6,550
Florida State Municipal Power Agency Revenue Bonds, Series A, All Requirements Power,
6.25%, 10/1/31	3,000	3,384
Miami-Dade County Aviation Revenue Bonds, Series A, Miami International Airport,
5.38%, 10/1/35	5,000	5,084

NORTHERN FUNDS QUARTERLY REPORT    59    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Florida - 7.3% continued
Miami-Dade County School Board COP, Series A (BHAC-CR FSA-CR AMBAC Insured),
5.00%, 11/1/31	$2,500	$2,569
Miami-Dade County Water and Sewer System Revenue Bonds (AGM Insured),
5.00%, 10/1/39	5,000	5,162
Orlando & Orange County Expressway Authority Revenue Bonds, Series B (BHAC-CR AMBAC Insured),
5.00%, 7/1/35	3,375	3,387
Orlando Utilities Commission Water & Electric Subordinate Revenue Refunding Bonds, Series D, Escrowed to Maturity,
6.75%, 10/1/17	7,700	9,146
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	4,890	5,347

		78,695

Georgia - 1.8%
Athens-Clarke County Unified Government Water & Sewer Revenue Bonds,
5.50%, 1/1/38	7,500	8,107
Dekalb County Water & Sewage Revenue Refunding Bonds, Series B,
5.25%, 10/1/26	5,000	5,947
Gainesville & Hall County Development Authority Revenue Bonds, Series C, Senior Living Facilities-Lanier Village,
7.25%, 11/15/29	2,000	2,033
Georgia Municipal Electric Authority Power Revenue Bonds, Series B, Non-Callable Certificates (FGIC-TCRS Insured),
6.38%, 1/1/16	2,300	2,676
Private Colleges & Universities Authority Student Housing Revenue Bonds, Series A, Mercer Housing Corp. Project,
6.00%, 6/1/21	1,000	1,006

		19,769

Hawaii - 3.0%
Hawaii State Airport System Revenue Refunding Bonds, Series B (AMT) (NATL-RE FGIC Insured),
6.00%, 7/1/10	5,000	5,051
Honolulu City & County G.O. Unlimited Bonds, Series D,
5.25%, 9/1/34	1,000	1,084
Honolulu City & County Waste Water System Revenue Bonds, Senior Series A (NATL-RE FGIC Insured),
5.00%, 7/1/35	21,045	21,616
University of Hawaii Revenue Bonds, Series A,
5.25%, 10/1/34	5,000	5,355

		33,106

Illinois - 10.2%
Bolingbrook Capital Appreciation G.O. Unlimited Bonds, Series B, Unrefunded Balance (NATL-RE Insured),
2.46%, 1/1/33 (1)	505	146
Chicago Board of Education G.O. Unlimited Revenue Refunding Bonds, Series C,
5.00%, 12/1/29	1,640	1,673
Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured),
5.00%, 1/1/31	2,000	1,965
Chicago O’Hare International Airport Second Lien General Revenue Refunding Bonds (AMBAC Insured),
5.50%, 1/1/18	5,000	5,063
Chicago O’Hare International Airport Third Lien General Revenue Bonds, Series B-2 (AMT) (XLCA Insured),
6.00%, 1/1/29	11,000	11,364
Chicago O’Hare International Airport Third Lien General Revenue Refunding Bonds, Series A (NATL-RE Insured),
5.00%, 1/1/28	5,000	5,002
Cook County G.O. Unlimited Refunding Bonds, Series A,
5.25%, 11/15/23	10,000	10,860
Illinois Educational Facilities Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/38	9,955	10,193
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.00%, 5/1/12	750	832
Illinois Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
6.00%, 3/1/38	3,500	3,764
5.25%, 3/1/40	5,000	5,098

TAX-EXEMPT FIXED INCOME FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Illinois - 10.2% continued
Illinois Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 2/1/27	$5,000	$5,191
Illinois State Sales TRB,
5.25%, 6/15/24	5,000	5,284
Illinois State Toll Highway Authority Revenue Bonds, Series B,
5.50%, 1/1/33	6,500	7,061
Illinois State Toll Highway Authority Revenue Bonds, Series B (BHAC-CR Insured),
5.50%, 1/1/33	5,000	5,415
Metropolitan Pier & Exposition Authority Dedicated State TRB, Series A, McCormick Place Expansion (NATL-RE Insured),
5.25%, 6/15/42	10,000	10,046
Regional Transportation Authority Revenue Bonds, Series A (AGM G.O. of Authority Insured),
5.75%, 6/1/34	3,900	4,310
Regional Transportation Authority Revenue Bonds, Series A (NATL-RE FGIC G.O. of Authority Insured),
6.00%, 7/1/33	15,000	17,225

		110,492

Indiana - 3.1%
Franklin Township Independent School Building Corp. Marion County First Mortgage Revenue Bonds, Prerefunded,
6.50%, 7/15/10	5,000	5,113
Hamilton County Independent Public Building Corp. First Mortgage G.O. Unlimited Bonds,
7.25%, 8/1/13	4,200	4,775
Indiana Finance Authority Highway Revenue Refunding Bonds, Series A (NATL-RE Insured),
4.50%, 6/1/29	5,000	4,962
Indiana Municipal Power Agency Power Supply System Revenue Bonds, Series A (NATL-RE Insured),
5.00%, 1/1/42	5,000	5,039
Indiana State Office Building Commission Capital Complex Revenue Bonds, Series B (NATL-RE Insured),
7.40%, 7/1/15	5,620	6,678
Indianapolis Industrial Utilities District Revenue Refunding Bonds, Series B (NATL-RE FGIC Insured),
3.50%, 6/1/18	3,280	3,392
Monroe County Hospital Authority Revenue Bonds, Series B, Bloomington Hospital Obligation Group (AGM Insured),
6.00%, 5/1/29	2,000	2,002
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 1/10/24	1,815	2,037

		33,998

Kansas - 0.2%
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III,
6.25%, 11/15/18	1,685	1,751

Kentucky - 1.0%
Louisville & Jefferson County Metropolitan Sewer District Sewer & Drain System Revenue Bonds, Series A (NATL-RE Insured),
5.50%, 5/15/34	10,000	10,533

Louisiana - 0.8%
East Baton Rouge Sewer Commission Revenue Bonds, Series A,
5.25%, 2/1/39	5,000	5,261
Louisiana State Gas & Fuels TRB, Series A (AGM Insured),
4.75%, 5/1/39	3,380	3,388

		8,649

Maryland - 0.6%
Maryland State Transportation Authority Revenue Bonds, Transportation Facilities Project,
5.00%, 7/1/21	4,000	4,530
Montgomery County Housing Opportunites Commission Revenue Bonds, Series A, Housing Development,
6.10%, 7/1/30	1,500	1,502

		6,032

Massachusetts - 3.6%
Massachusetts Bay Transportation Authority Sales TRB, Senior Series A,
5.25%, 7/1/31	2,155	2,459

NORTHERN FUNDS QUARTERLY REPORT    61    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Massachusetts - 3.6% continued
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Massachusetts Institute of Technology (G.O. of University Insured),
5.00%, 7/1/19	$5,000	$5,760
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare,
5.25%, 7/1/29	5,000	5,294
Massachusetts State School Building Authority Dedicated Sales TRB, Series A (AMBAC Insured),
5.00%, 8/15/37	5,000	5,175
Massachusetts State School Building Authority Dedicated Sales TRB, Series A (AGM Insured),
5.00%, 8/15/30	5,000	5,218
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund,
5.00%, 8/1/27	10,000	11,003
Massachusetts State Water Pollution Abatement Trust Subordinate Revenue Bonds, Series A, MWRA Program,
6.00%, 8/1/19	3,000	3,780

		38,689

Michigan - 0.1%
Wayne Charter County Airport Revenue Refunding Bonds, Series C (NATL-RE FGIC Insured),
5.38%, 12/1/15	1,000	1,064

Minnesota - 0.6%
Farmington Independent School District No. 192 G.O. Unlimited Bonds, Series B, School Building (AGM School District Credit Program Insured),
5.00%, 2/1/26	5,000	5,276
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (NATL-RE Insured),
5.35%, 7/1/17	370	385
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series F,
5.70%, 1/1/17	580	586

		6,247

Mississippi - 0.6%
Jackson State University Educational Building Corp. Revenue Bonds, Campus Facilities Project (AGM Insured),
5.00%, Mandatory Put 3/1/15	5,910	6,525
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	45	48

		6,573

Nevada - 1.4%
Clark County G.O. Limited Bonds, (AGM-CR AMBAC Insured),
5.00%, 11/1/30	4,840	4,980
Clark County Passenger Facility Charge Revenue Bonds, Series A, Las Vegas-McCarran International Airport,
5.00%, 7/1/30	5,000	4,962
Nevada State Municipal G.O. Limited Bonds, Bank PJS R9A Through R13-F (AGM Insured),
5.00%, 12/1/26	5,000	5,159

		15,101

New Hampshire - 1.1%
New Hampshire Health & Education Facilities Authority Revenue Bonds, Dartmouth College,
5.25%, 6/1/39	10,890	11,783

New Jersey - 1.5%
Garden State Preservation Trust Open Space & Farmland Revenue Bonds, Series 2005-A, (AGM Insured),
5.75%, 11/1/28	300	370
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded,
6.25%, 7/1/12	445	492
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue Bonds, Series A,
5.50%, 6/1/27	5,000	5,255
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured),
1.13%, 1/1/35 (1)	5,000	4,037

TAX-EXEMPT FIXED INCOME FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
New Jersey - 1.5% continued
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, Transportation System,
5.50%, 12/15/22	$5,000	$5,688

		15,842

New Mexico - 0.4%
New Mexico Mortgage Finance Authority Revenue Bonds, Series C-2, SFM Class 1 (Collateralized by GNMA/FNMA/FHLMC Securities),
5.00%, 9/1/26	3,885	4,048

New York - 11.6%
Dutchess County IDA Civic Facilities Revenue Bonds, Bard College Civic Facilities, Prerefunded,
5.75%, 8/1/10	2,000	2,029
Long Island Power Authority Electric System General Revenue Bonds, Series A,
6.00%, 5/1/33	10,000	11,301
Long Island Power Authority Electric System Revenue Bonds, Series A,
6.25%, 4/1/33	5,000	5,768
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A,
5.50%, 11/15/39	10,000	10,741
Nassau County G.O. Unlimited Revenue Anticipation Notes, Series B,
1.25%, 4/15/11	5,000	5,033
New York City G.O. Unlimited Bonds, Fiscal 2008 Subordinated Series C-1,
5.00%, 10/1/22	5,000	5,461
New York City G.O. Unlimited Bonds, Series A, Unrefunded Balance,
6.00%, 5/15/30	50	51
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009,
5.75%, 6/15/40	1,900	2,141
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B,
5.00%, 6/15/22	1,000	1,070
New York City Transitional Finance Authority Revenue Bonds, Series E, Future Tax Secured (NATL-RE FGIC Insured),
5.25%, 2/1/17	5,000	5,483
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, New York University,
5.25%, 7/1/34	2,500	2,683
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty State Aid Withholding),
5.25%, 10/1/23	5,000	5,563
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured),
5.50%, 3/15/25	8,950	10,764
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBC Insured),
5.50%, 3/15/30	5,000	5,932
New York State Dormitory Authority State Personal Education Income TRB, Series B,
5.75%, 3/15/36	10,000	11,315
New York State Thruway Authority State Personal Transportation Income TRB, Series A,
5.25%, 3/15/21	5,000	5,636
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (AMBAC Insured),
5.00%, 10/15/32	5,000	5,227
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 10/15/19	5,000	5,660
5.00%, 10/15/24	10,000	10,785
Tobacco Settlement Financing Corp. Revenue Bonds, Asset-Backed Series B-1C,
5.50%, 6/1/18	5,000	5,332
5.50%, 6/1/19	2,500	2,724
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured),
5.00%, 11/15/32	5,000	5,192

		125,891

North Carolina - 3.2%
Charlotte Water & Sewer System Revenue Bonds,
4.75%, 7/1/33	10,000	10,343

NORTHERN FUNDS QUARTERLY REPORT    63    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
North Carolina - 3.2% continued
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 1/1/18	$2,655	$3,388
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series B,
5.00%, 1/1/26	2,250	2,353
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured),
6.00%, 1/1/22	6,015	7,073
Wake County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/22	10,000	11,834

		34,991

Ohio - 0.3%
Cleveland Airport System Revenue Bonds, Series A (AMBAC Insured),
5.00%, 1/1/23	3,000	3,058
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Collateralized by GNMA Securities),
5.15%, 3/1/13	465	470
Plain Local School District G.O. Unlimited Bonds, Unrefunded Balance (NATL-RE FGIC Insured),
6.00%, 12/1/25	190	196

		3,724

Oklahoma - 0.5%
McGee Creek Authority Water Revenue Bonds (NATL-RE Insured),
6.00%, 1/1/13	3,270	3,415
Payne County Economic Development Authority Student Housing Revenue Bonds, Series A, Collegiate Housing Foundation, Prerefunded,
6.38%, 6/1/11	2,000	2,111

		5,526

Oregon - 0.0%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds, Series E, SFM Program (FHA MTGS Insured),
6.15%, 7/1/30	210	212

Pennsylvania - 1.6%
Centennial School District Bucks County G.O. Unlimited Bonds, Series A, (State Aid Withholding),
5.00%, 12/15/34	2,500	2,616
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.13%, 2/15/23	5,000	5,667
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project,
6.75%, 9/1/32	1,475	1,426
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series B,
5.25%, 6/1/39	7,000	7,293

		17,002

Puerto Rico - 2.6%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds, Series B, Prerefunded,
6.00%, 7/1/10	2,000	2,020
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series Zz,
5.25%, 7/1/19	2,200	2,416
5.25%, 7/1/26	10,000	10,246
Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriation Bond (AMBAC Insured), Escrowed to Maturity,
5.50%, 8/1/27	2,500	2,996
Puerto Rico Sales Tax Financing Corp. First Subordinate Sales TRB, Series A,
5.38%, 8/1/39	5,000	5,005
Puerto Rico Sales Tax Financing Corp. First Subordinate Sales TRB, Series A,
6.38%, 8/1/39	5,000	5,501

		28,184

South Carolina - 2.4%
Beaufort County School District G.O. Unlimited Refunding Bonds, Series B (SCSDE Insured),
5.00%, 3/1/18	4,000	4,687
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 04, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,995	6,503

TAX-EXEMPT FIXED INCOME FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
South Carolina - 2.4% continued
Richland County School District No. 2 G.O. Unlimited Bonds, Series A (SCSDE Insured),
5.00%, 2/1/23	$2,500	$2,819
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper,
5.50%, 1/1/38	11,500	12,491

		26,500

South Dakota - 0.2%
Rapid City Water Revenue Bonds,
5.25%, 11/1/39	2,500	2,624

Texas - 6.9%
Dallas Area Rapid Transit Sales TRB, Senior Lien,
4.75%, 12/1/30	2,500	2,565
Dallas Independent School District School Building G.O. Unlimited Bonds (PSF Gtd.),
6.38%, 2/15/34	5,000	5,986
Dallas Waterworks & Sewer System Revenue Refunding Bonds,
5.00%, 10/1/35	5,000	5,287
Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured),
5.50%, 11/1/20	835	878
Grand Prairie Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds,
3.59%, 8/15/29 (1)	12,505	3,867
Houston Independent School District G.O. Limited Bonds (PSF Gtd.),
5.00%, 2/15/25	5,000	5,443
Lower Colorado River Authority Revenue Refunding And Improvement Bonds, Series A,
6.25%, 5/15/31	10,000	11,191
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/16	1,000	1,048
6.00%, 10/1/21	1,250	1,284
San Antonio Electric & Gas System Revenue Bonds, Junior Lien, Prerefunded,
3.63%, Mandatory Put 12/1/10	215	218
San Antonio Electric & Gas System Revenue Bonds, Junior Lien, Unrefunded Balance,
3.63%, Mandatory Put 12/1/10	7,285	7,305
Texas State Tax And Revenue Anticipation Notes,
2.50%, 8/31/10	29,000	29,110
Waxahachie Independent School District Capital Appreciation G.O. Unlimited Bonds, Unrefunded Balance (PSF Gtd.),
1.98%, 8/15/16 (1)	240	163
0.24%, 8/15/23 (1)	190	80
2.46%, 8/15/28 (1)	305	92
2.42%, 8/15/30 (1)	320	84

		74,601

Washington - 1.6%
King County Tax Sewer G.O. Limited Bonds,
5.13%, 1/1/33	10,000	10,650
Washington State G.O. Unlimited Bonds, Series B & AT-7,
6.40%, 6/1/17	5,200	6,201

		16,851

Total Municipal Bonds (Cost $992,564)		1,031,942

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 5.6%
Northern Institutional Funds - Tax-Exempt Portfolio (2) (3)	60,141,188	$60,141

Total Investment Companies (Cost $60,141)		60,141

Total Investments - 100.8% (Cost $1,052,705)		1,092,083

Liabilities less Other Assets - (0.8)%		(8,327)

NET ASSETS - 100.0%		$1,083,756

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

NORTHERN FUNDS QUARTERLY REPORT    65    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	JUNE 30, 2010 (UNAUDITED)

(3)	At March 31, 2010, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $51,837,000 with net purchases of approximately $8,304,000 during the period ended June 30, 2010.

Percentages shown are based on Net Assets.

At June 30, 2010, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	19.9%
General Obligation	15.9
Water	13.9
Power	11.9
Higher Education	8.2
Transportation	7.4
School District	7.2
Apartment	5.4
All other sectors less than 5%	10.2

Total	100.0%

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,052,688

Gross tax appreciation of investments	$41,580
Gross tax depreciation of investments	(2,202)

Net tax appreciation of investments	$39,378

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Fund’s investments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$1,031,942	(1)	$—	$1,031,942
Investment Companies	60,141	—		—	60,141

Total Investments	$60,141	$1,031,942		$—	$1,092,083

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corporation

COP - Certificate of Participation

CR - Custodial Receipts

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

MBIA - Municipal Bond Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL-RE - National Public Finance Guarantee Corp.

PSF - Permanent School Fund

SCSDE - South Corolina School District Enhancement

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.7%
Australia - 0.3%
Centamin Egypt Ltd.*	2,383,572	$5,799

Brazil - 10.0%
Banco Bradesco S.A. ADR	492,464	7,810
Banco do Brasil S.A.	191,858	2,620
BR Malls Participacoes S.A.	403,673	5,256
Brasil Telecom S.A.*	46,918	416
Brasil Telecom S.A. ADR*	270,500	5,432
Brasil Telecom S.A. ADR*	135,210	1,169
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	650,116	5,118
Cia de Concessoes Rodoviarias	169,732	3,515
Cielo S.A.	161,242	1,358
EcoRodovias Infraestrutura e Logistica S.A.*	1,000,500	5,532
EDP - Energias do Brasil S.A.	112,428	2,230
Empresa Brasileira de Aeronautica S.A.	371,219	1,908
Equatorial Energia S.A.	87,382	787
Gafisa S.A. ADR	291,003	3,524
Hypermarcas S.A.*	413,600	5,311
Light S.A.	115,376	1,344
Localiza Rent a Car S.A.	741,987	8,612
MRV Engenharia e Participacoes S.A.	633,242	4,459
Natura Cosmeticos S.A.	1,008,175	22,342
PDG Realty S.A. Empreendimentos e Participacoes	819,644	6,920
Petroleo Brasileiro S.A. - Petrobras	305,928	5,254
Petroleo Brasileiro S.A. ADR	1,093,612	37,533
Petroleo Brasileiro S.A. ADR	309,191	9,214
Souza Cruz S.A.	93,371	3,518
Sul America S.A.	36,047	878
Tractebel Energia S.A.	158,759	1,864
Vale S.A.	93,725	2,266
Vale S.A. ADR	946,809	23,055

		179,245

Canada - 0.7%
Pacific Rubiales Energy Corp.*	542,800	12,166

Chile - 0.6%
Banco Santander Chile ADR	82,345	5,525
Enersis S.A. ADR	119,328	2,376
Lan Airlines S.A. ADR	191,485	3,544

		11,445

China - 10.6%
Anhui Conch Cement Co. Ltd., Class H	1,096,000	3,175
Baidu, Inc. ADR*	122,063	8,310
Bank of China Ltd., Class H	30,054,160	15,162
Bosideng International Holdings Ltd.	3,550,000	951
BYD Electronic International Co. Ltd.	942,500	522
Central China Real Estate Ltd.	1,520,883	343
China Coal Energy Co., Class H	1,557,000	1,953
China Communications Construction Co. Ltd., Class H	2,478,000	2,260
China Construction Bank Corp., Class H	24,994,705	20,115
China COSCO Holdings Co. Ltd., Class H*	857,590	873
China High Speed Transmission Equipment Group Co. Ltd.	1,807,000	3,791
China Mobile Ltd. ADR	69,873	3,452
China Petroleum & Chemical Corp., Class H	4,008,000	3,235
China Pharmaceutical Group Ltd.	3,098,000	1,858
China Shenhua Energy Co. Ltd., Class H	1,870,500	6,784
China Unicom Hong Kong Ltd.	852,000	1,139
China Unicom Hong Kong Ltd. ADR	348,400	4,634
CNOOC Ltd. ADR	39,673	6,751
Cosco International Holdings Ltd.	3,786,000	1,839
Ctrip.com International Ltd. ADR*	122,300	4,594
Denway Motors Ltd.	26,309,354	12,347
Dongfeng Motor Group Co. Ltd., Class H	4,424,000	5,034
Fosun International	638,256	447
Fushan International Energy Group Ltd.	5,853,377	3,290
GOME Electrical Appliances Holdings Ltd.*	10,813,095	3,267
Great Wall Motor Co. Ltd., Class H	909,000	1,570
GZI Real Estate Investment Trust	933,000	393
Haitian International Holdings Ltd.	231,000	161
Harbin Electric, Inc.*	18,594	310
Industrial & Commercial Bank of China, Class H	10,928,394	7,935
Kunlun Energy Co. Ltd.	1,548,000	1,953
Lianhua Supermarket Holdings Co. Ltd., Class H	463,560	1,693
Parkson Retail Group Ltd.	1,144,000	1,931
PetroChina Co. Ltd. ADR	52,872	5,802
PetroChina Co. Ltd., Class H	1,865,529	2,059
Renhe Commercial Holdings Co. Ltd.	23,134,000	4,795
Sina Corp.*	114,843	4,049
Sino Biopharmaceutical	3,458,310	1,346
Sinolink Worldwide Holdings Ltd.	6,033,274	861
Sinotrans Shipping Ltd.	3,688,500	1,409
Soho China Ltd.	3,765,000	2,179

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.7% continued
China - 10.6% continued
Tencent Holdings Ltd.	492,394	$8,120
TPV Technology Ltd.	2,076,000	1,216
Weichai Power Co. Ltd., Class H	845,620	5,434
Yangzijiang Shipbuilding Holdings Ltd.	2,838,101	2,709
Yanzhou Coal Mining Co. Ltd., Class H	4,720,941	9,081
Zhaojin Mining Industry Co. Ltd., Class H	2,427,000	5,692
Zhejiang Expressway Co. Ltd., Class H	2,368,600	2,189

		189,013

Colombia - 0.6%
BanColombia S.A. ADR	200,292	10,041

Czech Republic - 1.3%
Central European Media Enterprises Ltd., Class A*	294,322	5,857
CEZ A.S.	50,932	2,092
Komercni Banka A.S.	90,795	14,671

		22,620

Egypt - 1.5%
Commercial International Bank Egypt S.A.E	1,638,330	19,284
Orascom Construction Industries	60,834	2,431
Orascom Construction Industries GDR	131,000	4,992

		26,707

Hong Kong - 4.5%
Belle International Holdings Ltd.	5,401,260	7,658
Cheung Kong Holdings Ltd.	159,000	1,827
China Gas Holdings Ltd.	10,181,660	5,700
China Mobile Ltd.	2,740,492	27,314
CNOOC Ltd.	13,477,270	22,975
Comba Telecom Systems Holdings Ltd.	3,744,400	4,129
Hopson Development Holdings Ltd.	1,680,168	2,067
Huabao International Holdings Ltd.	2,533,000	3,239
Nine Dragons Paper Holdings Ltd.	4,445,780	6,009

		80,918

Hungary - 0.3%
EGIS PLC	2,693	217
Magyar Telekom Telecommunications PLC	344,228	939
OTP Bank PLC*	204,714	4,120

		5,276

India - 5.4%
ACC Ltd.	85,204	1,598
Allahabad Bank	178,532	616
Andhra Bank	214,007	593
Balrampur Chini Mills Ltd.	734,224	1,321
Bank of Baroda	167,416	2,513
Bank of India*	150,604	1,124
Bharti Airtel Ltd.	596,745	3,345
Canara Bank	223,110	2,139
Chambal Fertilizers & Chemicals Ltd.	952,458	1,350
Corp Bank	36,174	404
Dr. Reddy’s Laboratories Ltd. ADR	227,000	7,003
Grasim Industries Ltd.	31,253	1,227
Great Eastern Shipping (The) Co. Ltd.*	276,884	1,729
HDFC Bank Ltd. ADR	33,464	4,784
Housing Development Finance Corp.	63,454	3,985
ICICI Bank Ltd. ADR	118,100	4,268
IDBI Bank Ltd.	703,547	1,790
Indian Bank	444,574	2,143
Indian Overseas Bank	327,713	728
Infosys Technologies Ltd. ADR	66,711	3,997
Oil & Natural Gas Corp. Ltd.	122,540	3,461
Oriental Bank of Commerce	302,885	2,103
Patni Computer Systems Ltd.	153,873	1,702
Power Finance Corp. Ltd.	439,077	2,825
Punjab National Bank Ltd.	56,236	1,257
Samruddhi Cement Ltd.*	31,253	329
State Bank of India GDR	61,735	6,154
Steel Authority of India Ltd.	413,509	1,700
Sterlite Industries India Ltd.	1,279,424	4,613
Tata Chemicals Ltd.	119,538	857
Union Bank Of India	286,586	1,889
Unitech Ltd.	2,389,380	3,759
Wipro Ltd.	2,226,104	18,278

		95,584

Indonesia - 4.0%
Astra International Tbk PT	8,221,669	43,271
Bank Mandiri Tbk PT	7,266,634	4,731
Bank Rakyat Indonesia	6,943,012	7,011
Indika Energy Tbk PT	1,349,500	419
Jasa Marga PT	1,659,500	367
Kalbe Farma Tbk PT	9,362,695	2,148
Perusahaan Gas Negara PT	10,901,110	4,609
Semen Gresik Persero Tbk PT	2,203,500	2,107
United Tractors Tbk PT	3,489,125	7,124

		71,787

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.7% continued
Israel - 0.6%
Israel Chemicals Ltd.	331,204	$3,454
Strauss Group Ltd.	418,792	5,587
Teva Pharmaceutical Industries Ltd. ADR	45,658	2,374

		11,415

Luxembourg - 0.6%
Tenaris S.A. ADR	136,627	4,729
Ternium S.A. ADR	160,800	5,293

		10,022

Macau - 0.5%
Wynn Macau Ltd.*	4,997,072	8,175

Malaysia - 1.0%
CIMB Group Holdings Bhd.	3,113,154	6,706
Hong Leong Bank Bhd.	691,300	1,827
Hong Leong Financial Group Bhd.	404,700	1,046
KLCC Property Holdings Bhd.	185,822	176
Lafarge Malayan Cement Bhd.	451,800	945
PLUS Expressways Bhd.	693,421	727
Public Bank Bhd.	533,302	1,952
RHB Capital Bhd.	1,134,400	2,052
Tanjong PLC	15,600	84
Tenaga Nasional Bhd.	162,040	420
Top Glove Corp. Bhd	538,400	2,276

		18,211

Mexico - 5.7%
Alfa S.A.B. de C.V., Class A	186,204	1,396
Alsea S.A.B. de C.V.	185,020	173
America Movil S.A.B. de C.V., Series L ADR	922,060	43,798
America Movil S.A.B. de C.V., Series L	1,106,486	2,634
Coca-Cola Femsa S.A.B. de C.V. ADR	3,975	249
Corporacion GEO S.A.B. de C.V., Series B*	4,235,743	11,302
Desarrolladora Homex S.A.B. de C.V. ADR*	138,050	3,484
Embotelladoras Arca S.A.B. de C.V.	1,533,245	5,218
Fomento Economico Mexicano S.A.B. de C.V. ADR	68,414	2,952
Genomma Lab Internacional S.A. de C.V., Class B*	2,074,667	6,891
Grupo Bimbo S.A.B. de C.V., Series A	301,868	2,171
Grupo Carso S.A.B. de C.V., Series A1	241,633	768
Grupo Continental S.A.B. de C.V.	138,235	383
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,376,650	9,213
Grupo Mexico S.A.B. de C.V., Series B	3,009,997	7,144
Grupo Simec S.A.B. de C.V., Series B*	95,538	224
Industrias C.H. S.A.B. de C.V., Series B*	358,433	1,207
Telefonos de Mexico S.A.B. de C.V. ADR, Series L	147,028	2,075

		101,282

Netherlands - 0.4%
VimpelCom Ltd. ADR*	419,500	6,787

Panama - 0.2%
Copa Holdings S.A., Class A	88,600	3,918

Peru - 0.6%
Credicorp Ltd.	115,770	10,522

Philippines - 0.5%
Metropolitan Bank & Trust	4,934,684	6,567
SM Investments Corp.	209,554	1,882

		8,449

Poland - 0.2%
KGHM Polska Miedz S.A.	80,032	2,067
Powszechna Kasa Oszczednosci Bank Polski S.A.	217,455	2,317

		4,384

Portugal - 0.1%
Jeronimo Martins SGPS S.A.	217,272	1,981

Russia - 4.6%
Federal Grid Co. Unified Energy System JSC*	239,568,992	2,563
Gazprom OAO ADR (London Exchange)	576,258	10,839
LSR Group OJSC GDR (Registered)*	669,546	4,985
LUKOIL OAO ADR (London Exchange)	82,590	4,248
Magnit OJSC GDR (Registered)*	306,134	5,240
Magnitogorsk Iron & Steel Works GDR (Registered)	647,087	5,885
Mechel ADR	72,588	1,317
MMC Norilsk Nickel JSC ADR	211,553	3,026
Mobile Telesystems OJSC ADR*	375,108	7,187
NovaTek OAO GDR (Registered)	158,701	11,258
Novolipetsk Steel OJSC GDR (Registered)	93,980	2,406
Rosneft Oil Co. GDR (Registered)*	974,550	5,932
Sberbank	4,545,975	10,903
Severstal OAO GDR (Registered)*	171,966	1,652
Surgutneftegaz ADR (London Exchange)	231,675	2,014

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.7% continued
Russia - 4.6% continued
TMK OAO GDR (Registered)*	151,484	$2,206

		81,661

South Africa - 7.2%
ABSA Group Ltd.	485,037	7,628
Adcock Ingram Holdings Ltd.	50,847	383
Aspen Pharmacare Holdings Ltd.*	469,188	4,626
Barloworld Ltd.	1,892,426	9,922
Emira Property Fund	256,828	414
Exxaro Resources Ltd.	382,209	5,452
FirstRand Ltd.	1,018,198	2,374
Fountainhead Property Trust	967,349	785
Grindrod Ltd.	292,748	544
Impala Platinum Holdings Ltd.	186,800	4,330
Imperial Holdings Ltd.	143,199	1,573
Investec Ltd.	263,070	1,833
Kumba Iron Ore Ltd.	39,569	1,633
Massmart Holdings Ltd.	1,106,036	16,932
Metropolitan Holdings Ltd.	905,570	1,890
MTN Group Ltd.	241,887	3,171
Naspers Ltd., Class N	385,239	12,946
Netcare Ltd.*	1,040,450	1,745
Remgro Ltd.	90,436	1,110
RMB Holdings Ltd.	93,933	379
Sanlam Ltd.	880,118	2,609
Sasol Ltd.	6,236	221
Standard Bank Group Ltd.	1,682,801	22,256
Truworths International Ltd.	3,420,370	23,780

		128,536

South Korea - 12.2%
Busan Bank	187,940	1,687
Celltrion, Inc.*	280,441	4,710
Cheil Worldwide, Inc.	31,183	326
Daegu Bank Ltd.	147,040	1,668
Daishin Securities Co. Ltd.	102,040	1,170
Daum Communications Corp.*	34,264	2,354
Dongbu Insurance Co. Ltd.	33,119	948
GS Engineering & Construction Corp.	7,559	458
GS Home Shopping, Inc.	5,670	354
Halla Climate Control Corp.	95,380	1,269
Hana Financial Group, Inc.	79,220	2,098
Hankook Tire Co. Ltd.	511,161	11,592
Hanwha Chem Corp.	160,160	2,306
Honam Petrochemical Corp.	19,856	2,354
Hyundai Department Store Co. Ltd.	10,114	966
Hyundai Marine & Fire Insurance Co. Ltd.	63,880	1,261
Hyundai Motor Co.	95,886	11,232
Kangwon Land, Inc.	113,290	1,708
KB Financial Group, Inc. ADR	61,768	2,340
Korea Exchange Bank	188,110	1,914
Korea Kumho Petrochemical*	35,490	1,478
Korean Air Lines Co. Ltd.*	81,134	5,385
Korean Reinsurance Co.	53,470	420
KP Chemical Corp.	113,630	1,069
KT Corp.	64,020	2,354
LG Corp.	43,190	2,316
LG Display Co. Ltd.	83,900	2,786
LG Display Co. Ltd. ADR	215,301	3,466
LG Electronics, Inc.	32,845	2,508
MegaStudy Co. Ltd.	15,718	2,074
NCSoft Corp.	220,732	36,390
NHN Corp.*	35,253	5,247
POSCO	8,125	3,084
Samsung Electronics Co. Ltd.	86,999	54,626
Shinhan Financial Group Co. Ltd.	785,660	28,935
Shinsegae Co. Ltd.	16,843	7,271
Woongjin Coway Co. Ltd.	152,320	5,092

		217,216

Taiwan - 8.7%
Acer, Inc.	1,720,000	3,989
Asustek Computer, Inc.	245,080	1,808
AU Optronics Corp.	2,845,120	2,533
Chunghwa Telecom Co. Ltd.	560,153	1,111
Compal Electronics, Inc.	1,973,035	2,352
Delta Electronics, Inc.	2,124,000	6,799
Epistar Corp.	3,325,000	8,600
Eternal Chemical Co. Ltd.*	1,475,000	1,408
Fubon Financial Holding Co. Ltd.*	877,000	974
Hon Hai Precision Industry Co. Ltd.*	5,317,050	18,674
Largan Precision Co. Ltd.	369,000	5,884
Lite-On Technology Corp.	1,869,330	2,045
Macronix International	2,078,665	1,361
MediaTek, Inc.	885,102	12,345
Novatek Microelectronics Corp. Ltd.	247,034	663
Pegatron Corp.*	659,636	617
President Chain Store Corp.	4,088,408	12,049
Quanta Computer, Inc.	706,730	1,278
Silitech Technology Corp.	389,917	998

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.7% continued
Taiwan - 8.7% continued
Soft-World International Corp.	187,000	$904
Synnex Technology International Corp.	1,123,000	2,434
Taishin Financial Holdings Co. Ltd.*	22,035,000	8,490
Taiwan Cement Corp.	9,128,000	7,696
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	778,048	7,594
Taiwan Semiconductor Manufacturing Co. Ltd.	13,486,270	25,218
Teco Electric and Machinery Co. Ltd.	1,638,000	673
U-Ming Marine Transport Corp.	972,360	1,854
Unimicron Technology Corp.	1,987,593	2,887
Uni-President Enterprises Corp.	932,153	1,027
United Microelectronics Corp.*	5,556,000	2,456
Wintek Corp.*	1,334,399	1,068
WPG Holdings Co. Ltd.	711,000	1,313
Yageo Corp.	16,643,000	6,709

		155,811

Thailand - 2.0%
Bangkok Bank PCL (Registered)	741,100	2,893
Bangkok Bank PCL NVDR	189,107	724
Banpu PCL (Registered)	370,200	6,903
Banpu PCL NVDR	81,500	1,516
Charoen Pokphand Foods PCL (Registered)	4,855,124	3,043
CP ALL PCL (Registered)	292,069	259
Kasikornbank PCL (Registered)	1,437,200	4,174
Kasikornbank PCL NVDR	3,064,171	8,514
Krung Thai Bank PCL (Registered)	1,387,034	539
Land and Houses PCL (Registered)	683,300	117
Land and Houses PCL NVDR	32,102,521	5,199
Siam Cement PCL NVDR	239,506	1,921
Thai Beverage PCL	644,000	128
Thanachart Capital PCL	600,045	537

		36,467

Turkey - 2.7%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	145,205	1,695
Ford Otomotiv Sanayi A.S.	947,309	6,094
Haci Omer Sabanci Holding A.S.	893,622	3,575
KOC Holding A.S.	169,753	572
Tofas Turk Otomobil Fabrikasi A.S.	144,526	486
Tupras Turkiye Petrol Rafine	776,933	14,091
Turk Hava Yollari*	1,656,762	4,069
Turk Sise ve Cam Fabrikalari A.S.*	1,243,192	1,354
Turkiye Garanti Bankasi A.S.	3,021,069	12,514
Turkiye Halk Bankasi A.S.	250,561	1,845
Turkiye Is Bankasi, Class C	392,356	1,215
Yazicilar Holding A.S., Class A	36,835	217

		47,727

United Arab Emirates - 0.3%
Dragon Oil PLC*	897,751	5,406

United Kingdom - 1.4%
Anglo American PLC*	469,179	16,291
BHP Billiton PLC	192,861	4,991
Evraz Group S.A. GDR (Registered)*	66,839	1,535
SABMiller PLC	85,672	2,384

		25,201

United States - 0.4%
Cognizant Technology Solutions Corp., Class A*	155,300	7,774

Total Common Stocks (Cost $1,493,120) (1)		1,601,546

PREFERRED STOCKS - 5.2%
Brazil - 5.2%
Banco Bradesco S.A.	272,416	4,242
Bradespar S.A.	99,597	1,809
Brasil Telecom S.A.*	164,287	1,105
Braskem S.A., Class A*	285,784	1,984
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A	46,596	1,626
Cia de Bebidas das Americas ADR	35,358	3,571
Cia Paranaense de Energia, Class B	91,071	1,877
Confab Industrial S.A.	276,862	747
Eletropaulo Metropolitana SP, Class B	95,430	1,901
Itau Unibanco Holding S.A.	21,644	390
Itau Unibanco Holding S.A. ADR	2,610,583	47,017
Klabin S.A.	720,833	1,997
Lojas Americanas S.A.	779,653	5,650
Marcopolo S.A.	43,590	229
Metalurgica Gerdau S.A.	148,288	2,400
NET Servicos de Comunicacao S.A.*	102,339	964
Petroleo Brasileiro S.A. - Petrobras	412,898	6,144
Suzano Papel e Celulose S.A.	220,275	1,856
Tele Norte Leste Participacoes S.A. ADR	79,381	1,188
Telecomunicacoes de Sao Paulo S.A.	66,453	1,329
Telemar Norte Leste S.A., Class A*	13,963	379

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 5.2% continued
Brazil - 5.2% continued
Usinas Siderurgicas de Minas Gerais S.A., Class A	47,166	$1,257
Vale S.A., Class A	109,942	2,309
Vivo Participacoes S.A.	69,609	1,789

Total Preferred Stocks (Cost $92,171) (1)		93,760

INVESTMENT COMPANIES - 4.1%
iShares MSCI Emerging Markets Index Fund	679,503	25,359
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	44,338,226	44,338
Vanguard Emerging Markets ETF	75,451	2,867

Total Investment Companies (Cost $67,552)		72,564

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.6%
United Kingdom - 0.6%
UBS A.G. London, Exp. 5/8/12*	117,012	$4,961
USB A.G. London, Exp. 12/17/12	979,000	5,030

Total Warrants (Cost $6,728)		9,991

Total Investments - 99.6% (Cost $1,659,571)		1,777,861

Other Assets less Liabilities - 0.4%		7,508

NET ASSETS - 100.0%		$1,785,369

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $81,266,000 with net sales of approximately $36,928,000 during the period ended June 30, 2010.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2010, the industry sectors for the Multi-Manager Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.2%
Consumer Staples	6.4
Energy	12.7
Financials	26.6
Health Care	1.3
Industrials	4.5
Information Technology	18.3
Materials	9.9
Telecommunication Services	7.5
Utilities	1.6

Total	100.0%

At June 30, 2010, the Multi-Manager Emerging Markets Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	26.8%
Hong Kong Dollar	13.7
South Korean Won	12.2
South African Rand	8.8
Taiwan Dollar	8.5
Brazilian Real	7.7
All other currencies less than 5%	22.3

Total	100%

MULTI-MANAGER FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

At June 30, 2010, the Multi-Manager Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Israeli Shekel	619	United States Dollar	160	7/1/10	$—
South African Rand	6,337	United States Dollar	834	7/1/10	9
United States Dollar	520	Hungarian Forint	120,967	7/1/10	(2)
United States Dollar	492	Hong Kong Dollar	3,831	7/2/10	—
United States Dollar	104	Thai Baht	3,360	7/2/10	—
United States Dollar	537	Turkish Lira	848	7/2/10	(2)
United States Dollar	481	South African Rand	3,658	7/2/10	(4)
United States Dollar	340	South African Rand	2,584	7/2/10	(3)
United States Dollar	307	South African Rand	2,331	7/2/10	(3)
United States Dollar	197	South African Rand	1,502	7/2/10	(2)
United States Dollar	176	South African Rand	1,337	7/2/10	(2)

Total					$(9)

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,659,571

Gross tax appreciation of investments	$203,895
Gross tax depreciation of investments	(85,605)

Net tax appreciation of investments	$118,290

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$40,313	$167,560	$—	$207,873
Consumer Staples	42,144	60,610	—	102,754
Energy	81,448	118,281	—	199,729
Financials	68,376	305,758	—	374,134
Health Care	16,268	19,308	—	35,576
Industrials	29,504	65,197	—	94,701
Information Technology	36,548	247,305	—	283,853
Materials	47,052	115,598	—	162,650
Telecommunication Services	77,584	39,372	—	116,956
Utilities	8,600	15,467	—	24,067
Preferred Stocks
Consumer Discretionary	6,614	—	—	6,614
Consumer Staples	5,197	—	—	5,197
Energy	6,144	—	—	6,144
Financials	51,649	—	—	51,649
Industrials	229	—	—	229
Materials	13,612	—	—	13,612
Telecommunication Services	5,790	—	—	5,790
Utilities	3,778	—	—	3,778
Investment Companies	72,564	—	—	72,564
Warrants	9,991	—	—	9,991

Total Investments	$623,405	$1,154,456	$—	$1,777,861

Other Financial Instruments*	$—	$(9)	$—	$(9)

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%
Australia - 7.7%
BGP Holdings PLC - Fractional Shares*	3,277,404	$—
CFS Retail Property Trust	670,000	1,062
Commonwealth Property Office Fund	678,683	527
Dexus Property Group	5,934,845	3,821
FKP Property Group	856,540	485
Goodman Group	7,936,792	4,184
GPT Group	2,365,800	5,554
ING Office Fund	3,567,000	1,726
Mirvac Group	2,449,444	2,681
Stockland	3,429,303	10,654
Westfield Group	1,461,183	14,870

		45,564

Austria - 0.1%
Atrium European Real Estate Ltd. (Amsterdam Exchange)	36,660	152
Atrium European Real Estate Ltd. (Vienna Exchange)	153,824	661

		813

Brazil - 0.3%
BR Malls Participacoes S.A.	38,365	500
BR Properties S.A.	209,578	1,492

		1,992

Canada - 1.5%
Boardwalk Real Estate Investment Trust	68,157	2,565
Calloway Real Estate Investment Trust	45,900	902
Canadian Real Estate Investment Trust	12,900	336
Cominar Real Estate Investment Trust	18,200	317
H&R Real Estate Investment Trust	44,200	706
Primaris Retail Real Estate Investment Trust	101,743	1,669
RioCan Real Estate Investment Trust	127,865	2,287

		8,782

China - 1.8%
China Overseas Land & Investment Ltd.	4,388,440	8,175
Guangzhou R&F Properties Co. Ltd., Class H	1,600,000	2,023
KWG Property Holding Ltd.	1,244,196	766

		10,964

Finland - 0.2%
Sponda OYJ	434,351	1,306

France - 4.1%
ICADE	47,570	4,013
Klepierre	87,548	2,403
Mercialys S.A.	26,019	738
Societe Immobiliere de Location pour I’Industrie et le Commerce	6,300	622
Unibail-Rodamco S.E.	103,975	16,875

		24,651

Germany - 0.0%
Deutsche Wohnen A.G. (Bearer)*	3,201	25
IVG Immobilien A.G.*	38,152	225

		250

Hong Kong - 16.0%
Cheung Kong Holdings Ltd.	199,100	2,288
China Resources Land Ltd.	448,000	841
Glorious Property Holdings Ltd.	3,973,762	1,131
Great Eagle Holdings Ltd.	294,721	751
Hang Lung Properties Ltd.	3,016,200	11,569
Henderson Land Development Co. Ltd.	164,000	955
Hongkong Land Holdings Ltd.	3,075,000	15,202
Hysan Development Co. Ltd.	2,698,202	7,587
Kerry Properties Ltd.	2,091,800	8,979
Lifestyle International Holdings Ltd.	3,544,400	6,875
Link REIT (The)	468,300	1,159
New World Development Ltd.	1,880,005	3,037
Shangri-La Asia Ltd.	3,533,741	6,512
Sun Hung Kai Properties Ltd.	1,565,885	21,291
Wharf Holdings Ltd.	1,413,900	6,844

		95,021

Japan - 8.9%
Aeon Mall Co. Ltd.	315,000	6,251
DA Office Investment Corp.	170	377
Daiwa House Industry Co. Ltd.	500,000	4,505
Frontier Real Estate Investment Corp.	71	488
Goldcrest Co. Ltd.	25,610	445
Japan Logistics Fund, Inc.	95	740
Japan Prime Realty Investment Corp.	360	757
Japan Real Estate Investment Corp.	283	2,308
Japan Retail Fund Investment Corp.	448	545
Kenedix Realty Investment Corp.	426	1,182
Mitsubishi Estate Co. Ltd.	1,078,280	14,973
Mitsui Fudosan Co. Ltd.	932,296	13,035
Nippon Accommodations Fund, Inc.	64	336
Nippon Building Fund, Inc.	198	1,565
Orix JREIT, Inc.	15	63

MULTI-MANAGER FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Japan - 8.9% continued
Sumitomo Realty & Development Co. Ltd.	241,100	$4,112
Tokyu Land Corp.	53,000	186
United Urban Investment Corp.	134	800

		52,668

Netherlands - 0.5%
Corio N.V.	29,290	1,423
Eurocommercial Properties N.V. - CVA	49,600	1,584

		3,007

Norway - 0.3%
Norwegian Property ASA*	1,142,678	1,494

Singapore - 4.7%
Ascendas Real Estate Investment Trust	1,535,646	1,982
CapitaCommercial Trust	3,340,358	2,890
CapitaLand Ltd.	3,419,455	8,719
CapitaMall Trust	1,157,100	1,506
CapitaMalls Asia Ltd.	610,000	908
City Developments Ltd.	700,000	5,517
Frasers Centrepoint Trust	280,500	259
Keppel Land Ltd.	2,145,020	5,902

		27,683

Spain - 0.6%
Sol Melia S.A.	594,000	3,768

Sweden - 0.8%
Castellum AB	215,370	1,954
Fabege AB	240,266	1,423
Hufvudstaden AB, Class A	90,450	690
Wihlborgs Fastigheter AB	21,467	407

		4,474

Switzerland - 0.1%
Swiss Prime Site A.G. (Registered)*	11,580	701

Thailand - 0.5%
Central Pattana PCL NVDR	5,250,000	3,207

United Kingdom - 6.1%
British Land Co. PLC	652,776	4,173
Derwent London PLC	477,528	8,871
Grainger PLC	239,450	418
Great Portland Estates PLC	1,346,647	5,756
Hammerson PLC	574,712	2,904
Helical Bar PLC	60,621	249
Land Securities Group PLC	1,284,525	10,536
Safestore Holdings PLC	414,057	705
Segro PLC	131,754	496
Shaftesbury PLC	410,000	2,192
Unite Group PLC*	27,811	72

		36,372

United States - 41.7%
Acadia Realty Trust	31,131	524
Alexandria Real Estate Equities, Inc.	30,600	1,939
AMB Property Corp.	201,500	4,778
American Campus Communities, Inc.	135,000	3,684
Apartment Investment & Management Co., Class A	168,243	3,259
AvalonBay Communities, Inc.	96,807	9,039
BioMed Realty Trust, Inc.	81,530	1,312
Boston Properties, Inc.	195,609	13,955
BRE Properties, Inc.	85,942	3,174
Brookdale Senior Living, Inc.*	145,027	2,175
Brookfield Properties Corp.	302,261	4,244
Camden Property Trust	34,300	1,401
Colonial Properties Trust	67,346	979
Cousins Properties, Inc.	276	2
Developers Diversified Realty Corp.	349,764	3,463
Digital Realty Trust, Inc.	135,327	7,806
Douglas Emmett, Inc.	279,100	3,969
Duke Realty Corp.	107,100	1,216
DuPont Fabros Technology, Inc.	28,961	711
Equity Lifestyle Properties, Inc.	26,964	1,300
Equity Residential	189,006	7,870
Essex Property Trust, Inc.	76,321	7,444
Extra Space Storage, Inc.	52,500	730
Federal Realty Investment Trust	107,600	7,561
Forest City Enterprises, Inc., Class A*	104,449	1,182
HCP, Inc.	286,788	9,249
Health Care REIT, Inc.	22,080	930
Highwoods Properties, Inc.	50,800	1,410
Host Hotels & Resorts, Inc.	994,168	13,401
Hyatt Hotels Corp., Class A*	76,766	2,847
Kimco Realty Corp.	188,620	2,535
Liberty Property Trust	145,974	4,211
Macerich (The) Co.	196,393	7,329
Nationwide Health Properties, Inc.	240,365	8,598
Pebblebrook Hotel Trust*	10,400	196
Post Properties, Inc.	115,757	2,631
ProLogis	486,635	4,930

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
United States - 41.7% continued
PS Business Parks, Inc.	34,168	$1,906
Public Storage	129,494	11,384
Regency Centers Corp.	136,599	4,699
Simon Property Group, Inc.	360,075	29,076
SL Green Realty Corp.	161,118	8,868
Sovran Self Storage, Inc.	23,812	820
Starwood Hotels & Resorts Worldwide, Inc.	61,500	2,548
Strategic Hotels & Resorts, Inc.*	86,819	381
Sunstone Hotel Investors, Inc.*	165,307	1,641
Tanger Factory Outlet Centers, Inc.	77,700	3,215
Taubman Centers, Inc.	77,800	2,928
UDR, Inc.	93,122	1,781
Ventas, Inc.	182,000	8,545
Vornado Realty Trust	247,463	18,052

		247,828

Total Common Stocks (Cost $485,879) (1)		570,545

INVESTMENT COMPANIES - 3.9%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	23,148,149	23,148
ProLogis European Properties*	21,926	110

Total Investment Companies (Cost $23,253)		23,258

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Hong Kong - 0.0%
Henderson Land Development Co. Ltd.*	105,200	$18

Total Warrants (Cost $ —)		18

Total Investments - 99.8% (Cost $509,132)		593,821

Other Assets less Liabilities - 0.2%		1,015

NET ASSETS - 100.0%		$594,836

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $29,244,000 with net sales of approximately $6,096,000 during the period ended June 30, 2010.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2010, the industry sectors for the Multi-Manager Global Real Estate Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Healthcare Providers & Services	0.4%
Hotel Restaurants & Leisure	2.7
Multiline Retail	1.2
Real Estate	6.0
Real Estate Investment Trusts	58.4
Real Estate Management/Development	31.3

Total	100.0%

MULTI-MANAGER FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

At June 30, 2010, the Multi-Manager Global Real Estate Fund’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	46.1%
Hong Kong Dollar	15.9
Japanese Yen	9.2
Australian Dollar	8.0
British Pound	6.4
Euro	5.9
All other currencies less than 5%	8.5

Total	100.0%

At June 30, 2010, the Multi-Manager Global Real Estate Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Australian Dollar	31	United States Dollar	26	7/1/10	$—
Australian Dollar	72	United States Dollar	61	7/1/10	1
Euro	26	United States Dollar	32	7/1/10	—
Euro	3	United States Dollar	4	7/1/10	—
Euro	1	United States Dollar	1	7/1/10	—
British Pound	2	United States Dollar	3	7/1/10	—
British Pound	5	United States Dollar	7	7/1/10	—
Japanese Yen	5,164	United States Dollar	58	7/1/10	—
Swedish Krona	294	United States Dollar	38	7/1/10	—
United States Dollar	128	Australian Dollar	150	7/1/10	(2)
United States Dollar	26	Australian Dollar	30	7/1/10	—
United States Dollar	21	Japanese Yen	1,888	7/1/10	—
United States Dollar	13	Singapore Dollar	19	7/1/10	—
Australian Dollar	19	United States Dollar	16	7/2/10	—
Australian Dollar	19	United States Dollar	16	7/2/10	—
Australian Dollar	353	United States Dollar	299	7/2/10	2
Euro	1	United States Dollar	1	7/2/10	—
Euro	7	United States Dollar	8	7/2/10	—
British Pound	3	United States Dollar	5	7/2/10	—
Hong Kong Dollar	109	United States Dollar	14	7/2/10	—
Hong Kong Dollar	112	United States Dollar	14	7/2/10	—
Japanese Yen	5,144	United States Dollar	58	7/2/10	—
Japanese Yen	5,084	United States Dollar	57	7/2/10	—
Swedish Krona	373	United States Dollar	48	7/2/10	—
United States Dollar	170	Australian Dollar	201	7/2/10	(1)
United States Dollar	32	British Pound	21	7/2/10	—
United States Dollar	79	Hong Kong Dollar	614	7/2/10	—
United States Dollar	61	Hong Kong Dollar	480	7/2/10	—
United States Dollar	35	Hong Kong Dollar	271	7/2/10	—
United States Dollar	76	Hong Kong Dollar	592	7/2/10	—
United States Dollar	148	Hong Kong Dollar	1,153	7/2/10	—
United States Dollar	148	Hong Kong Dollar	1,154	7/2/10	—
United States Dollar	26	Japanese Yen	2,269	7/2/10	—
United States Dollar	13	Singapore Dollar	18	7/2/10	—
United States Dollar	70	Singapore Dollar	98	7/2/10	—
Euro	4	United States Dollar	5	7/6/10	—
Hong Kong Dollar	214	United States Dollar	28	7/6/10	—

Total					$—

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$509,132

Gross tax appreciation of investments	$99,217
Gross tax depreciation of investments	(14,528)

Net tax appreciation of investments	$84,689

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	JUNE 30, 2010 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Global Real Estate Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$5,395	$17,155		—	$22,550
Financials	251,031	294,788		—	545,819
Health Care	2,176	—		—	2,176
Investment Companies	23,148	110		—	23,258
Warrants	18	—		—	18

Total Investments	$281,768	$312,053		$—	$593,821

Other Financial Instruments (1)	$—	$—	(2)	$—	$—

(1)	Other financial instruments include futures and forwards, if applicable.
(2)	Amounts round to less than $1,000.

MULTI-MANAGER FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND	JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.9%
Australia - 2.2%
Alumina Ltd.	5,400,603	$6,843
AMP Ltd.	913,771	3,973
BHP Billiton Ltd.	193,232	6,009
Incitec Pivot Ltd.	2,730,951	6,191
National Australia Bank Ltd.	290,039	5,602
Newcrest Mining Ltd.	713,351	20,978
Wesfarmers Ltd.	177,508	4,249
Woolworths Ltd.	105,269	2,386

		56,231

Belgium - 1.0%
Anheuser-Busch InBev N.V.	134,013	6,437
Belgacom S.A.	486,274	15,308
Colruyt S.A.	18,482	4,346

		26,091

Brazil - 2.0%
Centrais Eletricas Brasileiras S.A.	540,772	7,148
Empresa Brasileira de Aeronautica S.A.	2,070,590	10,646
Hypermarcas S.A.*	299,000	3,840
Lojas Renner S.A.	424,000	11,510
Odontoprev S.A.	72,000	2,509
Petroleo Brasileiro S.A. ADR	155,463	5,336
Vale S.A. ADR	135,200	3,292
Weg S.A.	629,288	5,822

		50,103

Canada - 7.5%
Agrium, Inc.	153,420	7,508
Barrick Gold Corp.	600,451	27,267
Brookfield Asset Management, Inc., Class A	401,112	9,073
Canadian Natural Resources Ltd.	213,000	7,069
Cenovus Energy, Inc.	253,289	6,519
Eldorado Gold Corp.	288,500	5,171
EnCana Corp.	251,299	7,610
First Quantum Minerals Ltd.	33,507	1,685
Inmet Mining Corp.	64,858	2,568
Ivanhoe Mines Ltd.*	383,895	5,006
Kinross Gold Corp. (New York Exchange)	1,056,036	18,048
Magna International, Inc., Class A	160,716	10,601
Nexen, Inc.	857,874	16,874
Pacific Rubiales Energy Corp.*	369,634	8,284
Pan American Silver Corp.	137,130	3,467
Potash Corp. of Saskatchewan, Inc.	21,000	1,811
Research In Motion Ltd.*	32,100	1,581
Royal Bank of Canada	291,985	13,906
Suncor Energy, Inc.	638,140	18,787
Tim Hortons, Inc.	127,175	4,071
TMX Group, Inc.	205,990	5,377
Yamana Gold, Inc. (New York Exchange)	811,320	8,357

		190,640

Chile - 0.4%
Banco Santander Chile ADR	74,685	5,010
Lan Airlines S.A.	257,901	4,824

		9,834

China - 1.3%
361 Degrees International Ltd.	6,810,000	4,854
Baidu, Inc. ADR*	32,700	2,226
Bank of Communications Co. Ltd., Class H	4,456,000	4,699
Dongfeng Motor Group Co. Ltd., Class H	4,312,331	4,907
Industrial & Commercial Bank of China, Class H	10,702,055	7,771
Li Ning Co. Ltd.	1,658,589	5,429
Tencent Holdings Ltd.	123,400	2,035

		31,921

Denmark - 1.3%
Coloplast A/S, Class B	43,242	4,292
FLSmidth & Co. A/S	54,253	3,485
Novo Nordisk A/S, Class B	242,435	19,556
Novozymes A/S, Class B	57,068	6,057

		33,390

Egypt - 0.1%
Orascom Construction Industries GDR	73,322	2,794

Finland - 1.2%
Kone OYJ, Class B	194,952	7,752
Nokia OYJ	1,312,661	10,718
Nokia OYJ ADR	1,391,632	11,342

		29,812

France - 6.6%
Alcatel-Lucent*	2,749,806	7,013
Areva S.A.	16,794	6,969
AXA S.A.	187,111	2,838
BNP Paribas	102,850	5,492
Carrefour S.A.	670,151	26,460
Cie Generale d’Optique Essilor International S.A.	103,713	6,175

NORTHERN FUNDS QUARTERLY REPORT    13    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.9% continued
France - 6.6% continued
Compagnie Generale des Establissements Michelin, Class B	135,500	$9,445
EDF S.A.	150,231	5,709
L’Oreal S.A.	115,793	11,315
Sanofi-Aventis	532,971	32,139
Schneider Electric S.A.	81,961	8,296
Societe Generale	148,371	6,035
Thales S.A.	446,904	14,366
Total S.A.	259,006	11,527
UBISOFT Entertainment*	684,661	5,093
Vallourec S.A.	44,010	7,514

		166,386

Germany - 4.6%
Adidas A.G.	150,560	7,267
Allianz S.E. (Registered)	180,152	17,888
BASF S.E.	229,640	12,528
Daimler A.G. (Registered)*	178,310	9,029
GEA Group A.G.	206,978	4,112
MAN S.E.	65,319	5,385
Metro A.G.	64,323	3,270
RWE A.G.	32,662	2,129
SAP A.G.	449,166	19,951
Siemens A.G. (Registered)	255,597	22,872
Symrise A.G.	459,935	9,502
United Internet A.G. (Registered)	188,605	2,074

		116,007

Hong Kong - 2.2%
ASM Pacific Technology Ltd.	260,496	2,026
Belle International Holdings Ltd.	3,019,000	4,280
Cheung Kong Holdings Ltd.	855,539	9,831
China Dongxiang Group Co.	5,449,000	3,625
China Mobile Ltd.	247,500	2,467
CNOOC Ltd.	10,027,522	17,094
Li & Fung Ltd.	1,756,153	7,862
Shangri-La Asia Ltd.	1,814,000	3,343
Sino Land Co. Ltd.	1,442,000	2,561
Sun Hung Kai Properties Ltd.	189,000	2,570

		55,659

India - 1.2%
Dr. Reddy’s Laboratories Ltd. ADR	115,900	3,575
HDFC Bank Ltd. ADR	33,055	4,726
ICICI Bank Ltd. ADR	188,700	6,820
Infosys Technologies Ltd. ADR	143,263	8,583
Tata Motors Ltd. ADR	399,532	6,868

		30,572

Indonesia - 0.4%
Astra International Tbk PT	563,000	2,963
Bank Rakyat Indonesia	7,444,137	7,518

		10,481

Ireland - 0.8%
Covidien PLC	280,010	11,251
Experian PLC	1,026,061	8,884

		20,135

Israel - 0.4%
Teva Pharmaceutical Industries Ltd. ADR	180,665	9,393

Italy - 1.9%
Ansaldo STS S.p.A.	163,032	2,603
ENI S.p.A.	378,192	6,943
ERG S.p.A.	602,713	7,016
Saipem S.p.A.	508,559	15,455
Telecom Italia S.p.A. (RSP)	18,782,936	17,116

		49,133

Japan - 19.9%
Asahi Glass Co. Ltd.	450,000	4,199
Bank of Yokohama (The) Ltd.	1,333,786	6,091
Canon, Inc.	631,086	23,532
Coca-Cola West Co. Ltd.	1,216,600	20,119
Dai Nippon Printing Co. Ltd.	1,612,000	18,630
Disco Corp.	105,200	6,673
Elpida Memory, Inc.*	259,900	4,016
Fanuc Ltd.	146,554	16,444
FUJIFILM Holdings Corp.	435,000	12,515
Ibiden Co. Ltd.	113,600	3,063
Isuzu Motors Ltd.	1,584,000	4,730
JS Group Corp.	562,700	10,745
Kansai Electric Power (The) Co., Inc.	153,100	3,738
Kao Corp.	304,000	7,147
Keyence Corp.	49,506	11,390
Kose Corp.	225,719	5,314
Mabuchi Motor Co. Ltd.	269,500	12,340
Makino Milling Machine Co. Ltd.*	963,000	6,128
Makita Corp.	148,297	3,957
Mitsubishi Corp.	577,332	12,032
Mitsubishi UFJ Financial Group, Inc.	1,403,863	6,365
Mitsui Fudosan Co. Ltd.	209,000	2,922

MULTI-MANAGER FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.9% continued
Japan - 19.9% continued
MS&AD Insurance Group Holdings, Inc.	805,404	$17,195
Nintendo Co. Ltd.	86,013	25,058
Nippon Electric Glass Co. Ltd.	497,577	5,663
Nippon Sheet Glass Co. Ltd.	1,320,000	3,214
Nippon Telegraph & Telephone Corp. ADR	1,118,452	22,749
Nitori Co. Ltd.	51,250	4,412
NKSJ Holdings, Inc.*	1,501,377	8,904
Nomura Holdings, Inc.	1,932,517	10,581
Nomura Research Institute Ltd.	330,226	6,982
NTT DoCoMo, Inc.	1,461	2,210
Rakuten, Inc.	4,899	3,538
Rohm Co. Ltd.	100,200	5,985
Secom Co. Ltd.	152,809	6,786
Sega Sammy Holdings, Inc.	837,100	11,985
Sekisui House Ltd.	1,181,000	10,126
Seven & I Holdings Co. Ltd.	1,148,491	26,355
Shiseido Co. Ltd.	885,800	19,486
SMC Corp.	39,955	5,335
Softbank Corp.	313,100	8,277
Sugi Holdings Co. Ltd.	338,529	6,867
Sumitomo Metal Mining Co. Ltd.	656,116	8,233
Sumitomo Trust & Banking (The) Co. Ltd.	2,432,109	12,374
Suzuki Motor Corp.	485,491	9,533
Takeda Pharmaceutical Co. Ltd.	139,100	5,954
Terumo Corp.	90,735	4,343
THK Co. Ltd.	426,200	8,812
Toshiba Corp.*	1,104,000	5,486
Toyo Seikan Kaisha Ltd.	442,700	6,425
Toyoda Gosei Co. Ltd.	113,900	2,823
Wacoal Holdings Corp.	1,145,000	13,868
Yahoo! Japan Corp.	26,869	10,680

		502,329

Malaysia - 0.3%
CIMB Group Holdings Bhd.	2,435,198	5,246
Sime Darby Bhd.	1,241,615	3,057

		8,303

Mexico - 0.7%
America Movil S.A.B. de C.V. ADR, Series L	185,697	8,821
Genomma Lab Internacional S.A. de C.V., Series B*	1,018,000	3,381
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,380,925	5,274

		17,476

Netherlands - 3.0%
ASML Holding N.V.	247,100	6,786
Heineken N.V.	277,884	11,779
Koninklijke Ahold N.V.	182,915	2,265
Koninklijke Philips Electronics N.V.	164,782	4,912
Koninklijke Philips Electronics N.V. (Registered)	272,700	8,137
Royal Dutch Shell PLC ADR	419,516	20,254
Royal Dutch Shell PLC, Class A (London Exchange)	183,787	4,641
Unilever N.V. - CVA	103,853	2,832
VimpelCom Ltd. ADR*	274,200	4,437
Wolters Kluwer N.V.	579,823	11,064

		77,107

Norway - 0.7%
Statoil ASA	876,779	16,910

Peru - 0.1%
Credicorp Ltd.	41,592	3,780

Portugal - 0.2%
Energias de Portugal S.A.	1,572,309	4,643

Russia - 0.3%
Pharmstandard GDR (Registered)*	120,712	2,633
RusHydro ADR*	577,065	2,761
X5 Retail Group N.V. GDR (Registered)*	78,850	2,620

		8,014

Singapore - 1.0%
CapitaMalls Asia Ltd.	2,406,000	3,582
DBS Group Holdings Ltd.	810,417	7,858
Golden Agri-Resources Ltd.	14,672,000	5,491
Jardine Cycle & Carriage Ltd.	215,000	4,563
Wilmar International Ltd.	1,046,601	4,283

		25,777

South Africa - 2.3%
AngloGold Ashanti Ltd. ADR	405,060	17,491
Aspen Pharmacare Holdings Ltd.*	591,816	5,835
Gold Fields Ltd.	1,166,983	15,712
Impala Platinum Holdings Ltd.	399,918	9,269
Shoprite Holdings Ltd.	326,820	3,509

NORTHERN FUNDS QUARTERLY REPORT    15    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.9% continued
South Africa - 2.3% continued
Standard Bank Group Ltd.	565,589	$7,480

		59,296

South Korea - 3.1%
Hyundai Heavy Industries Co. Ltd.	15,713	2,997
Hyundai Mobis	63,309	10,603
Hyundai Motor Co.	108,160	12,670
KB Financial Group, Inc.	29,697	1,133
KB Financial Group, Inc. ADR	97,100	3,679
Korea Electric Power Corp. ADR*	915,500	11,792
LG Chem Ltd.	25,550	6,421
LG Innotek Co. Ltd.	27,522	3,622
Samsung Electronics Co. Ltd.	12,156	7,633
SK Telecom Co. Ltd. ADR	1,280,963	18,868

		79,418

Spain - 1.3%
Banco Santander S.A.	990,257	10,405
Gestevision Telecinco S.A.	286,115	2,539
Inditex S.A.	228,783	12,975
Tecnicas Reunidas S.A.	56,343	2,543
Telefonica S.A.	182,325	3,367

		31,829

Sweden - 1.2%
Atlas Copco AB, Class A	425,857	6,234
Autoliv, Inc.*	126,200	6,039
Telefonaktiebolaget LM Ericsson, Class B	796,181	8,864
Volvo AB, Class B*	843,937	9,281

		30,418

Switzerland - 5.8%
ABB Ltd. (Registered)*	417,964	7,263
Adecco S.A. (Registered)	82,574	3,896
Compagnie Financiere Richemont S.A., Class A	224,212	7,801
Credit Suisse Group A.G. (Registered)	157,578	5,922
Foster Wheeler A.G.*	438,635	9,238
GAM Holding Ltd.*	195,956	2,136
Nestle S.A. (Registered)	551,198	26,596
Noble Corp.*	80,430	2,486
Novartis A.G. (Registered)	277,176	13,448
Roche Holding A.G. (Genusschein)	151,092	20,749
Sika A.G. (Bearer)	1,579	2,791
Sonova Holding A.G. (Registered)	56,721	6,956
STMicroelectronics N.V.	565,036	4,474
Swatch Group (The) A.G. (Registered)	74,861	3,828
UBS A.G. (Registered)*	688,646	9,104
Xstrata PLC	430,419	5,639
Zurich Financial Services A.G.	61,085	13,409

		145,736

Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,492,793	6,531

Thailand - 0.2%
Bangkok Bank PCL (Registered)	1,330,540	5,195

Turkey - 0.2%
Turkiye Garanti Bankasi A.S.	1,386,180	5,742

United Kingdom - 11.8%
Admiral Group PLC	187,945	3,930
Aggreko PLC	199,929	4,174
AMEC PLC	382,802	4,667
Amlin PLC	566,174	3,256
Anglo American PLC*	261,467	9,089
Antofagasta PLC	173,830	2,018
AstraZeneca PLC	357,993	16,821
Autonomy Corp. PLC*	214,498	5,789
BAE Systems PLC	592,587	2,753
Barclays PLC	1,478,355	5,861
BG Group PLC	312,667	4,628
BP PLC	729,681	3,504
BP PLC ADR	665,200	19,211
Cairn Energy PLC*	970,489	5,938
Compass Group PLC	557,344	4,229
Diageo PLC	819,410	12,839
GlaxoSmithKline PLC	1,941,815	32,908
HSBC Holdings PLC	662,422	6,043
HSBC Holdings PLC (Hong Kong Exchange)	84,113	771
Johnson Matthey PLC	193,187	4,277
Kingfisher PLC	1,441,089	4,472
Next PLC	229,783	6,800
Petrofac Ltd.	342,616	6,024
Reckitt Benckiser Group PLC	291,146	13,467
Reed Elsevier PLC	1,363,619	10,067
Rio Tinto PLC	84,766	3,709
Rolls-Royce Group PLC*	1,354,169	11,277
Rotork PLC	104,365	1,972
Scottish & Southern Energy PLC	374,046	6,201
Smith & Nephew PLC	627,005	5,903

MULTI-MANAGER FUNDS     16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.9% continued
United Kingdom - 11.8% continued
Standard Chartered PLC	900,659	$21,864
Tullow Oil PLC	262,308	3,907
Vedanta Resources PLC	197,665	6,220
Vodafone Group PLC	9,591,599	19,876
Vodafone Group PLC ADR	503,936	10,416
Willis Group Holdings PLC	282,960	8,503
WPP PLC	409,732	3,853

		297,237

United States - 1.4%
Axis Capital Holdings Ltd.	373,934	11,113
Bunge Ltd.	147,700	7,266
Philip Morris International, Inc. ADR	198,716	9,109
Schlumberger Ltd.	123,930	6,858

		34,346

Total Common Stocks (Cost $2,332,643) (1)		2,248,669

PREFERRED STOCKS - 0.8%
Brazil - 0.5%
Centrais Eletricas Brasileiras S.A. ADR	294,000	4,654
Itau Unibanco Holding S.A. ADR	165,032	2,972
Petroleo Brasileiro S.A. - Petrobras	398,471	5,930

		13,556

Germany - 0.3%
Henkel A.G. & Co. KGaA	158,618	7,716

Total Preferred Stocks (Cost $16,726) (1)		21,272

INVESTMENT COMPANIES - 9.3%
iShares MSCI Emerging Markets Index Fund	2,619,605	97,764
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	136,225,805	136,226

Total Investment Companies (Cost $246,249)		233,990

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill, 0.22%, 11/18/10 (4)	$8,965	$8,958

Total Short-Term Investments (Cost $8,958)		8,958

Total Investments - 99.4% (Cost $2,604,576)		2,512,889

Other Assets less Liabilities - 0.6%		15,240

NET ASSETS - 100.0%		$2,528,129
(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $111,659,000 with net purchases of approximately $24,567,000 during the period ended June 30, 2010.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2010, the Multi-Manager International Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
E-Mini MSCI EAFE Index	922	$60,631	Long	9/10	$(2,654)

NORTHERN FUNDS QUARTERLY REPORT    17    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

At June 30, 2010, the industry sectors for the Multi-Manager International Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.7%
Consumer Staples	11.1
Energy	10.0
Financials	18.1
Health Care	8.8
Industrials	13.0
Information Technology	10.1
Materials	10.5
Telecommunication Services	5.6
Utilities	2.1

Total	100.0%

At June 30, 2010, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	23.0%
Japanese Yen	20.2
Euro	19.6
British Pound	11.7
All other currencies less than 5%	25.5

Total	100.0%

At June 30, 2010, the Multi-Manager International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Danish Krone	137	United States Dollar	22	7/1/10	$—
Japanese Yen	19,881	United States Dollar	225	7/1/10	—
Japanese Yen	5,117	United States Dollar	58	7/1/10	—
Japanese Yen	2,059	United States Dollar	23	7/1/10	—
Japanese Yen	875	United States Dollar	10	7/1/10	—
Japanese Yen	71,910	United States Dollar	813	7/1/10	—
Japanese Yen	1,860,198	United States Dollar	21,026	9/15/10	(190)
United States Dollar	1,849	Euro	1,515	7/1/10	3
Hong Kong Dollar	15,849	United States Dollar	2,036	7/2/10	—
Hong Kong Dollar	16,375	United States Dollar	2,103	7/2/10	—
Japanese Yen	46,654	United States Dollar	527	7/2/10	—
United States Dollar	2,149	Canadian Dollar	2,278	7/2/10	(9)
United States Dollar	707	Swiss Franc	765	7/2/10	2
United States Dollar	1,212	Swiss Franc	1,311	7/2/10	4
United States Dollar	1,604	Euro	1,314	7/2/10	3
United States Dollar	1,772	Euro	1,451	7/2/10	3
United States Dollar	2,424	Hong Kong Dollar	18,870	7/2/10	—
United States Dollar	1,028	Mexican Peso	13,192	7/2/10	(8)
Hong Kong Dollar	21,457	United States Dollar	2,755	7/6/10	—
Hong Kong Dollar	12,361	United States Dollar	1,587	7/6/10	—

Total					$(192)

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,604,576

Gross tax appreciation of investments	$134,909
Gross tax depreciation of investments	(226,628)

Net tax depreciation of investments	$(91,719)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

MULTI-MANAGER FUNDS     18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager International Equity Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$32,221	$219,484	$—	$251,705
Consumer Staples	25,488	229,433	—	254,921
Energy	119,289	110,797	—	230,086
Financials	81,092	251,043	—	332,135
Health Care	30,109	177,713	—	207,822
Industrials	45,534	261,470	—	307,004
Information Technology	23,732	213,651	—	237,383
Materials	101,670	147,911	—	249,581
Telecommunication Services	65,291	68,619	—	133,910
Utilities	18,940	25,181	—	44,121
Preferred Stocks
Consumer Staples	—	7,717	—	7,717
Energy	5,930	—	—	5,930
Financials	2972	—	—	2972
Utilities	4,654	—	—	4,654
Investment Companies	233,990	—	—	233,990
Short-Term Investments	—	8,958	—	8,958

Total Investments	$790,912	$1,721,977	$—	$2,512,889

Other Financial Instruments*	$(2,654)	$(192)	$—	$(2,846)

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/10 (000S)
Common Stocks
Energy	$366	$(121)	$228	$(473)	$—	$—

NORTHERN FUNDS QUARTERLY REPORT    19    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0%
Aerospace/Defense - 3.4%
Boeing (The) Co.	102,960	$6,461
General Dynamics Corp.	74,207	4,346
Northrop Grumman Corp.	178,400	9,712
United Technologies Corp.	20,110	1,305

		21,824

Agriculture - 0.9%
Archer-Daniels-Midland Co.	209,900	5,420

Apparel - 2.2%
Coach, Inc.	39,413	1,440
NIKE, Inc., Class B	112,929	7,628
Polo Ralph Lauren Corp.	70,101	5,115

		14,183

Auto Parts & Equipment - 0.2%
Johnson Controls, Inc.	35,183	945

Banks - 8.5%
Banco Santander S.A. ADR	395,000	4,147
Bank of America Corp.	277,000	3,980
Bank of New York Mellon (The) Corp.	188,300	4,649
East West Bancorp, Inc.	156,307	2,384
Goldman Sachs Group (The), Inc.	23,661	3,106
JPMorgan Chase & Co.	272,715	9,984
M&T Bank Corp.	41,000	3,483
Mitsubishi UFJ Financial Group, Inc. ADR	706,000	3,219
Morgan Stanley	54,359	1,262
PNC Financial Services Group, Inc.	73,411	4,148
U.S. Bancorp	218,915	4,893
Wells Fargo & Co.	235,727	6,035
Zions Bancorporation	129,000	2,782

		54,072

Beverages - 0.6%
Diageo PLC ADR	61,000	3,827

Biotechnology - 0.9%
Celgene Corp.*	40,689	2,068
Gilead Sciences, Inc.*	57,500	1,971
Illumina, Inc.*	23,140	1,007
Vertex Pharmaceuticals, Inc.*	29,212	961

		6,007

Chemicals - 3.9%
Dow Chemical (The) Co.	386,461	9,167
E.I. du Pont de Nemours & Co.	160,300	5,545
Monsanto Co.	50,820	2,349
Potash Corp. of Saskatchewan, Inc.	21,390	1,845
PPG Industries, Inc.	49,603	2,996
Praxair, Inc.	40,465	3,075

		24,977

Commercial Services - 1.1%
Mastercard, Inc., Class A	15,900	3,172
Quanta Services, Inc.*	36,900	762
Visa, Inc., Class A	47,122	3,334

		7,268

Computers - 8.5%
Apple, Inc.*	103,122	25,938
EMC Corp.*	480,291	8,789
Hewlett-Packard Co.	84,026	3,637
International Business Machines Corp.	106,193	13,113
NetApp, Inc.*	71,961	2,685

		54,162

Cosmetics/Personal Care - 0.8%
Colgate-Palmolive Co.	19,300	1,520
L’Oreal S.A. ADR	194,000	3,779

		5,299

Diversified Financial Services - 0.7%
American Express Co.	29,573	1,174
Charles Schwab (The) Corp.	250,673	3,555

		4,729

Electric - 3.1%
Dominion Resources, Inc.	115,500	4,475
Edison International	170,900	5,421
NextEra Energy, Inc.	78,500	3,828
Progress Energy, Inc.	152,000	5,961

		19,685

Electrical Components & Equipment - 0.1%
Molex, Inc., Class A	25,990	402

Electronics - 0.9%
Agilent Technologies, Inc.*	51,208	1,456
Gentex Corp.	155,560	2,797
Koninklijke Philips Electronics N.V. (Registered)	48,046	1,433

		5,686

Entertainment - 0.0%
Warner Music Group Corp.*	8,300	40

MULTI-MANAGER FUNDS     20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0% continued
Environmental Control - 0.8%
Waste Management, Inc.	167,300	$5,235

Food - 5.3%
ConAgra Foods, Inc.	197,500	4,606
H.J. Heinz Co.	95,000	4,106
Hershey (The) Co.	85,000	4,074
Kraft Foods, Inc., Class A	257,331	7,205
Safeway, Inc.	391,562	7,698
Unilever N.V. (Registered)	142,000	3,879
Unilever PLC ADR	49,100	1,313
Whole Foods Market, Inc.*	24,262	874

		33,755

Gas - 0.6%
Questar Corp.	77,500	3,525

Healthcare - Products - 2.9%
Alcon, Inc.	15,450	2,290
Baxter International, Inc.	86,000	3,495
Hospira, Inc.*	89,500	5,142
Johnson & Johnson	132,005	7,796

		18,723

Healthcare - Services - 0.8%
Quest Diagnostics, Inc.	103,400	5,146

Household Products/Wares - 0.9%
Kimberly-Clark Corp.	93,400	5,663

Insurance - 1.7%
Allstate (The) Corp.	180,200	5,177
Travelers (The) Cos., Inc.	114,500	5,639

		10,816

Internet - 4.3%
Amazon.com, Inc.*	76,979	8,411
Baidu, Inc. ADR*	97,195	6,617
Google, Inc., Class A*	18,885	8,403
priceline.com, Inc.*	14,437	2,549
Tencent Holdings Ltd. ADR	67,968	1,127

		27,107

Lodging - 0.3%
Marriott International, Inc., Class A	55,411	1,659
Marriott International, Inc., Class A - Fractional Shares*	9,000	—

		1,659

Machinery - Diversified - 0.8%
Cummins, Inc.	7,286	474
Deere & Co.	78,500	4,371

		4,845

Media - 3.4%
Comcast Corp., Class A	341,200	5,927
DIRECTV, Class A*	87,254	2,960
Time Warner, Inc.	160,000	4,625
Walt Disney (The) Co.	247,613	7,800

		21,312

Metal Fabrication/Hardware - 0.3%
Precision Castparts Corp.	19,317	1,988

Mining - 0.8%
BHP Billiton PLC ADR	98,380	5,061

Miscellaneous Manufacturing - 1.3%
Danaher Corp.	78,926	2,930
Ingersoll-Rand PLC	38,400	1,324
SPX Corp.	70,000	3,697

		7,951

Office/Business Equipment - 0.8%
Xerox Corp.	594,000	4,776

Oil & Gas - 5.2%
Chevron Corp.	76,600	5,198
ConocoPhillips	192,400	9,445
EOG Resources, Inc.	50,167	4,935
Hess Corp.	80,000	4,027
Marathon Oil Corp.	184,900	5,748
Occidental Petroleum Corp.	39,452	3,044
Southwestern Energy Co.*	24,600	951

		33,348

Oil & Gas Services - 1.9%
National Oilwell Varco, Inc.	169,761	5,614
Schlumberger Ltd.	63,210	3,498
Weatherford International Ltd.*	224,000	2,943

		12,055

Pharmaceuticals - 6.8%
Abbott Laboratories	131,471	6,150
Allergan, Inc.	1,777	103
Bristol-Myers Squibb Co.	226,500	5,649
Cardinal Health, Inc.	171,100	5,751
Eli Lilly & Co.	97,500	3,266
Express Scripts, Inc.*	33,000	1,552
Medco Health Solutions, Inc.*	48,960	2,697

NORTHERN FUNDS QUARTERLY REPORT    21    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0% continued
Pharmaceuticals - 6.8% continued
Merck & Co., Inc.	228,242	$7,982
Mylan, Inc.*	58,200	992
Pfizer, Inc.	344,365	4,911
Roche Holding A.G. ADR	32,700	1,121
Shire PLC ADR	17,193	1,055
Teva Pharmaceutical Industries Ltd. ADR	43,700	2,272

		43,501

Pipelines - 0.7%
Williams (The) Cos., Inc.	250,200	4,574

Retail - 6.4%
Chipotle Mexican Grill, Inc.*	7,648	1,046
Costco Wholesale Corp.	27,697	1,519
CVS Caremark Corp.	160,400	4,703
Dollar General Corp.*	53,617	1,477
Home Depot (The), Inc.	302,295	8,485
J.C. Penney Co., Inc.	91,000	1,955
Lowe’s Cos., Inc.	239,700	4,895
McDonald’s Corp.	96,669	6,367
Nordstrom, Inc.	60,348	1,943
Staples, Inc.	60,551	1,153
Starbucks Corp.	52,658	1,280
Target Corp.	43,957	2,161
Tiffany & Co.	52,853	2,004
TJX Cos., Inc.	32,936	1,382

		40,370

Semiconductors - 2.1%
Broadcom Corp., Class A	33,891	1,117
Intel Corp.	365,828	7,115
Marvell Technology Group Ltd.*	50,175	791
Texas Instruments, Inc.	172,500	4,016

		13,039

Software - 3.0%
Adobe Systems, Inc.*	88,500	2,339
Intuit, Inc.*	126,000	4,381
Microsoft Corp.	145,200	3,341
Oracle Corp.	221,000	4,743
Salesforce.com, Inc.*	28,210	2,421
SolarWinds, Inc.*	29,700	476
VMware, Inc., Class A*	22,563	1,412

		19,113

Telecommunications - 5.2%
American Tower Corp., Class A*	62,466	2,780
AT&T, Inc.	225,700	5,460
Cisco Systems, Inc.*	375,385	7,999
Crown Castle International Corp.*	26,768	997
Juniper Networks, Inc.*	89,500	2,042
Motorola, Inc.*	668,200	4,357
Verizon Communications, Inc.	198,900	5,573
Vodafone Group PLC ADR	178,500	3,690

		32,898

Transportation - 1.9%
FedEx Corp.	42,913	3,009
Norfolk Southern Corp.	35,873	1,903
Union Pacific Corp.	104,085	7,235

		12,147

Total Common Stocks (Cost $566,976)		597,133

PREFERRED STOCKS - 0.5%
Banks - 0.5%
Itau Unibanco Holding S.A. ADR	115,900	2,087
Wells Fargo & Co.*	34,675	898

		2,985

Total Preferred Stocks (Cost $2,647)		2,985

INVESTMENT COMPANIES - 5.4%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	34,415,258	34,415

Total Investment Companies (Cost $34,415)		34,415

MULTI-MANAGER FUNDS     22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.19%, 11/18/10 (3)	$1,470	$1,469

Total Short-Term Investments (Cost $1,469)		1,469

Total Investments - 100.1% (Cost $605,507)		636,002
Liabilities less Other Assets - (0.1)%		(531)

NET ASSETS - 100.0%		$635,471
(1)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $32,643,000 with net purchases of approximately $1,772,000 during the period ended June 30, 2010.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2010, the Multi-Manager Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
S&P 500	57	$14,629	Long	9/10	$(583)

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$605,507

Gross tax appreciation of investments	$58,403
Gross tax depreciation of investments	(27,908)

Net tax appreciation of investments	$30,495

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$597,133	(1)	$—	$—	$597,133
Preferred Stocks	2,985		—	—	2,985
Investment Companies	34,415		—	—	34,415
Short-Term Investments	—		1,469	—	1,469

Total Investments	$634,533		$1,469	$—	$636,002

Other Financial Instruments*	$(583)		$—	$—	$(583)

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    23    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%
Aerospace/Defense - 1.6%
Aerovironment, Inc.*	106,385	$2,312
BE Aerospace, Inc.*	41,759	1,062
L-3 Communications Holdings, Inc.	48,430	3,431
Spirit Aerosystems Holdings, Inc., Class A*	132,100	2,518
Teledyne Technologies, Inc.*	39,000	1,504
Triumph Group, Inc.	6,800	453

		11,280

Agriculture - 0.7%
Archer-Daniels-Midland Co.	98,100	2,533
Reynolds American, Inc.	51,125	2,665

		5,198

Airlines - 0.1%
Skywest, Inc.	68,200	833

Apparel - 0.7%
Coach, Inc.	77,735	2,841
Deckers Outdoor Corp.*	9,290	1,327
Jones Apparel Group, Inc.	42,900	680

		4,848

Auto Parts & Equipment - 1.0%
Autoliv, Inc.*	48,000	2,297
Cooper Tire & Rubber Co.	91,000	1,775
Lear Corp.*	41,925	2,775

		6,847

Banks - 2.7%
Banco Latinoamericano de Comercio Exterior S.A., Class E	57,900	723
Capital One Financial Corp.	16,916	682
City Holding Co.	19,000	530
City National Corp.	28,679	1,469
Comerica, Inc.	105,175	3,874
Credicorp Ltd.	15,176	1,379
Fifth Third Bancorp	251,700	3,093
Huntington Bancshares, Inc.	288,700	1,600
International Bancshares Corp.	55,300	923
KeyCorp	316,400	2,433
PrivateBancorp, Inc.	68,300	757
Regions Financial Corp.	111,000	730
State Street Corp.	15,700	531

		18,724

Beverages - 0.1%
Coca-Cola Enterprises, Inc.	30,400	786

Biotechnology - 1.8%
Acorda Therapeutics, Inc.*	62,600	1,948
Amylin Pharmaceuticals, Inc.*	131,300	2,468
Dendreon Corp.*	44,000	1,423
Genzyme Corp.*	51,900	2,635
Human Genome Sciences, Inc.*	87,700	1,987
Vertex Pharmaceuticals, Inc.*	63,200	2,079

		12,540

Chemicals - 2.7%
Arch Chemicals, Inc.	26,500	814
Ashland, Inc.	18,800	873
Celanese Corp., Class A	44,750	1,115
CF Industries Holdings, Inc.	70,175	4,452
Eastman Chemical Co.	61,125	3,262
Lubrizol Corp.	32,300	2,594
NewMarket Corp.	18,300	1,598
PolyOne Corp.*	112,700	949
Sigma-Aldrich Corp.	32,415	1,615
Stepan Co.	18,790	1,286

		18,558

Coal - 0.4%
Alpha Natural Resources, Inc.*	83,800	2,838

Commercial Services - 4.5%
Advance America Cash Advance
Centers, Inc.	116,100	480
Alliance Data Systems Corp.*	42,100	2,506
Capella Education Co.*	31,100	2,530
China Real Estate Information Corp. ADR*	211,855	1,684
Convergys Corp.*	203,200	1,993
Gartner, Inc.*	52,003	1,209
Morningstar, Inc.*	34,440	1,464
Pre-Paid Legal Services, Inc.*	11,700	532
Quanta Services, Inc.*	120,400	2,486
R.R. Donnelley & Sons Co.	64,900	1,063
Resources Connection, Inc.*	146,700	1,995
Robert Half International, Inc.	118,300	2,786
SAIC, Inc.*	50,900	852
SEI Investments Co.	143,100	2,914
Strayer Education, Inc.	31,285	6,504

		30,998

Computers - 3.0%
Cognizant Technology Solutions Corp., Class A*	81,070	4,058
Computer Sciences Corp.	25,800	1,167

MULTI-MANAGER FUNDS     24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Computers - 3.0% continued
IHS, Inc., Class A*	39,140	$2,287
Lexmark International, Inc., Class A*	71,050	2,347
MICROS Systems, Inc.*	116,239	3,704
NCR Corp.*	69,200	839
NetApp, Inc.*	54,910	2,049
Seagate Technology*	134,000	1,747
Western Digital Corp.*	79,668	2,403

		20,601

Cosmetics/Personal Care - 0.2%
Alberto-Culver Co.	52,725	1,428

Distribution/Wholesale - 1.4%
Fastenal Co.	66,020	3,313
Ingram Micro, Inc., Class A*	55,300	840
LKQ Corp.*	161,396	3,112
United Stationers, Inc.*	48,575	2,646

		9,911

Diversified Financial Services - 3.5%
Affiliated Managers Group, Inc.*	28,595	1,738
Ameriprise Financial, Inc.	175,475	6,340
Discover Financial Services	311,000	4,348
Eaton Vance Corp.	53,800	1,485
GFI Group, Inc.	158,800	886
IntercontinentalExchange, Inc.*	28,560	3,228
Janus Capital Group, Inc.	290,000	2,575
Knight Capital Group, Inc., Class A*	80,200	1,106
T.Rowe Price Group, Inc.	60,100	2,668

		24,374

Electric - 3.9%
Alliant Energy Corp.	42,000	1,333
Ameren Corp.	34,800	827
American Electric Power Co., Inc.	50,700	1,638
CMS Energy Corp.	398,350	5,836
DTE Energy Co.	147,625	6,733
El Paso Electric Co.*	74,500	1,442
Mirant Corp.*	139,700	1,475
NorthWestern Corp.	32,700	857
Pepco Holdings, Inc.	45,300	710
Progress Energy, Inc.	52,500	2,059
Public Service Enterprise Group, Inc.	77,700	2,434
SCANA Corp.	23,400	837
Xcel Energy, Inc.	39,200	808

		26,989

Electrical Components & Equipment - 0.7%
AMETEK, Inc.	62,795	2,521
General Cable Corp.*	77,500	2,066

		4,587

Electronics - 1.7%
Amphenol Corp., Class A	74,555	2,929
Benchmark Electronics, Inc.*	34,600	548
FLIR Systems, Inc.*	79,915	2,325
Tech Data Corp.*	19,600	698
Technitrol, Inc.	33,600	106
Thomas & Betts Corp.*	27,400	951
Trimble Navigation Ltd.*	81,090	2,270
Vishay Intertechnology, Inc.*	76,700	594
Waters Corp.*	17,563	1,136

		11,557

Engineering & Construction - 0.1%
Tutor Perini Corp.*	46,600	768

Environmental Control - 0.8%
Clean Harbors, Inc.*	44,800	2,975
Stericycle, Inc.*	43,410	2,847

		5,822

Food - 3.0%
Cal-Maine Foods, Inc.	24,000	766
Chiquita Brands International, Inc.*	48,400	588
ConAgra Foods, Inc.	88,200	2,057
Dean Foods Co.*	88,200	888
Del Monte Foods Co.	288,375	4,150
Flowers Foods, Inc.	128,846	3,148
Fresh Del Monte Produce, Inc.*	29,300	593
Hormel Foods Corp.	70,300	2,846
Safeway, Inc.	99,700	1,960
Sara Lee Corp.	75,400	1,063
SUPERVALU, Inc.	67,800	735
Tyson Foods, Inc., Class A	131,850	2,161

		20,955

Forest Products & Paper - 0.5%
International Paper Co.	141,900	3,211

Gas - 1.1%
AGL Resources, Inc.	31,100	1,114
CenterPoint Energy, Inc.	50,400	663
Questar Corp.	84,000	3,821
Sempra Energy	16,500	772

NORTHERN FUNDS QUARTERLY REPORT    25    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Gas - 1.1% continued
Southern Union Co.	43,800	$958

		7,328

Hand/Machine Tools - 0.9%
Kennametal, Inc.	103,800	2,640
Lincoln Electric Holdings, Inc.	26,125	1,332
Stanley Black & Decker, Inc.	39,575	1,999

		5,971

Healthcare - Products - 4.5%
C.R. Bard, Inc.	22,635	1,755
DENTSPLY International, Inc.	75,125	2,247
Hill-Rom Holdings, Inc.	63,200	1,923
IDEXX Laboratories, Inc.*	51,320	3,125
Intuitive Surgical, Inc.*	14,288	4,510
Kinetic Concepts, Inc.*	27,600	1,008
Masimo Corp.	136,700	3,255
NuVasive, Inc.*	58,700	2,082
ResMed, Inc.*	62,687	3,812
Thoratec Corp.*	48,400	2,068
Varian Medical Systems, Inc.*	60,930	3,185
Volcano Corp.*	104,000	2,269

		31,239

Healthcare - Services - 1.4%
CIGNA Corp.	23,200	721
Covance, Inc.*	40,005	2,053
Coventry Health Care, Inc.*	55,400	980
Health Management Associates, Inc., Class A*	300,925	2,338
Health Net, Inc.*	150,975	3,679
Universal Health Services, Inc., Class B	7,400	282

		10,053

Home Furnishings - 0.6%
Whirlpool Corp.	44,700	3,926

Household Products/Wares - 0.6%
American Greetings Corp., Class A	31,900	598
Blyth, Inc.	12,175	415
Church & Dwight Co., Inc.	54,243	3,402

		4,415

Housewares - 0.3%
Newell Rubbermaid, Inc.	120,250	1,760

Insurance - 5.0%
ACE Ltd.	67,100	3,454
Aflac, Inc.	13,700	585
Allied World Assurance Co. Holdings Ltd.	11,890	540
Allstate (The) Corp.	55,200	1,586
American Financial Group, Inc.	49,800	1,360
Aspen Insurance Holdings Ltd.	30,700	759
Assurant, Inc.	41,900	1,454
Chubb Corp.	42,400	2,120
Cincinnati Financial Corp.	9,200	238
CNA Financial Corp.*	85,200	2,178
Endurance Specialty Holdings Ltd.	53,153	1,995
Everest Re Group Ltd.	23,100	1,634
Genworth Financial, Inc., Class A*	187,000	2,444
Hartford Financial Services Group, Inc.	175,300	3,879
Lincoln National Corp.	30,900	751
Montpelier Re Holdings Ltd.	33,200	496
PartnerRe Ltd.	10,700	750
Presidential Life Corp.	44,400	404
Unum Group	100,500	2,181
Validus Holdings Ltd.	32,200	786
W.R. Berkley Corp.	25,200	667
White Mountains Insurance Group Ltd.	474	154
XL Capital Ltd., Class A	283,000	4,531

		34,946

Internet - 2.1%
Akamai Technologies, Inc.*	125,765	5,102
Baidu, Inc. ADR*	45,100	3,070
Ctrip.com International Ltd. ADR*	35,400	1,330
F5 Networks, Inc.*	21,485	1,473
MercadoLibre, Inc.*	44,856	2,357
TIBCO Software, Inc.*	103,103	1,244

		14,576

Investment Companies - 0.0%
Ares Capital Corp.	10,237	128

Iron/Steel - 0.5%
Cliffs Natural Resources, Inc.	36,525	1,723
Reliance Steel & Aluminum Co.	50,775	1,835

		3,558

Leisure Time - 0.2%
Royal Caribbean Cruises Ltd.*	47,259	1,076

Lodging - 0.7%
Marriott International, Inc., Class A	45,819	1,372
Marriott International, Inc., Class A - Fractional Shares*	34,801	—

MULTI-MANAGER FUNDS     26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Lodging - 0.7% continued
Wyndham Worldwide Corp.	165,325	$3,330

		4,702

Machinery - Diversified - 2.5%
Cummins, Inc.	41,000	2,670
Flowserve Corp.	37,700	3,197
Gardner Denver, Inc.	25,755	1,148
IDEX Corp.	54,835	1,567
NACCO Industries, Inc., Class A	4,000	355
Rockwell Automation, Inc.	70,400	3,456
Roper Industries, Inc.	66,041	3,696
Wabtec Corp.	28,800	1,149

		17,238

Media - 1.4%
Discovery Communications, Inc., Class A*	50,425	1,800
DISH Network Corp., Class A	47,700	866
FactSet Research Systems, Inc.	27,530	1,844
Gannett Co., Inc.	130,900	1,762
Viacom, Inc., Class B	114,275	3,585

		9,857

Metal Fabrication/Hardware - 0.1%
Timken (The) Co.	37,700	980

Mining - 0.1%
USEC, Inc.*	172,000	819

Miscellaneous Manufacturing - 2.6%
Cooper Industries PLC	47,541	2,092
Crane Co.	80,700	2,438
Eaton Corp.	32,600	2,133
EnPro Industries, Inc.*	42,200	1,188
Griffon Corp.*	65,000	719
ITT Corp.	61,075	2,743
Parker Hannifin Corp.	33,175	1,840
Pentair, Inc.	87,575	2,820
Tyco International Ltd.	50,600	1,783

		17,756

Office/Business Equipment - 0.5%
Xerox Corp.	463,575	3,727

Oil & Gas - 4.4%
Atwood Oceanics, Inc.*	47,700	1,217
Berry Petroleum Co., Class A	27,800	715
Chesapeake Energy Corp.	67,225	1,408
Contango Oil & Gas Co.*	59,500	2,663
Frontier Oil Corp.	30,600	411
Newfield Exploration Co.*	78,527	3,837
Noble Corp.*	71,000	2,195
Noble Energy, Inc.	13,443	811
Plains Exploration & Production Co.*	142,300	2,933
Range Resources Corp.	49,135	1,973
Southwestern Energy Co.*	62,425	2,412
Sunoco, Inc.	36,000	1,252
Tesoro Corp.	51,800	604
Ultra Petroleum Corp.*	61,100	2,704
Valero Energy Corp.	121,200	2,179
W&T Offshore, Inc.	87,497	828
Whiting Petroleum Corp.*	30,000	2,352

		30,494

Oil & Gas Services - 2.5%
Complete Production Services, Inc.*	136,800	1,956
Core Laboratories N.V.	27,900	4,118
FMC Technologies, Inc.*	54,010	2,844
Helix Energy Solutions Group, Inc.*	54,500	587
Hornbeck Offshore Services, Inc.*	29,800	435
Oceaneering International, Inc.*	37,955	1,704
Oil States International, Inc.*	120,960	4,788
SEACOR Holdings, Inc.*	11,500	813

		17,245

Packaging & Containers - 0.1%
Sonoco Products Co.	21,700	661

Pharmaceuticals - 2.4%
AmerisourceBergen Corp.	214,600	6,814
Cephalon, Inc.*	37,200	2,111
Endo Pharmaceuticals Holdings, Inc.*	41,700	910
Forest Laboratories, Inc.*	61,400	1,684
King Pharmaceuticals, Inc.*	78,200	593
Mylan, Inc.*	209,038	3,562
Watson Pharmaceuticals, Inc.*	22,400	909

		16,583

Pipelines - 0.2%
El Paso Corp.	139,150	1,546

Real Estate - 0.3%
CB Richard Ellis Group, Inc., Class A*	174,275	2,372

Real Estate Investment Trusts - 3.5%
Annaly Capital Management, Inc.	84,600	1,451
BioMed Realty Trust, Inc.	112,375	1,808
Capstead Mortgage Corp.	45,100	499

NORTHERN FUNDS QUARTERLY REPORT    27    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Real Estate Investment Trusts - 3.5% continued
DuPont Fabros Technology, Inc.	122,400	$3,006
Home Properties, Inc.	74,000	3,335
Hospitality Properties Trust	108,900	2,298
HRPT Properties Trust	327,500	2,034
Mack-Cali Realty Corp.	91,400	2,717
Medical Properties Trust, Inc.	131,900	1,245
MFA Financial, Inc.	142,300	1,053
Parkway Properties, Inc.	53,600	781
Simon Property Group, Inc.	32,075	2,590
Vornado Realty Trust	20,000	1,459

		24,276

Retail - 7.5%
Bob Evans Farms, Inc.	22,700	559
Brinker International, Inc.	52,100	753
Cabela’s, Inc.*	99,900	1,413
Cheesecake Factory (The), Inc.*	40,230	896
Children’s Place Retail Stores (The), Inc.*	30,700	1,351
Chipotle Mexican Grill, Inc.*	20,355	2,785
Copart, Inc.*	51,170	1,832
Dick’s Sporting Goods, Inc.*	118,680	2,954
Dollar Tree, Inc.*	29,805	1,241
Family Dollar Stores, Inc.	27,200	1,025
Gap (The), Inc.	108,900	2,119
Guess?, Inc.	31,004	969
Kohl’s Corp.*	81,500	3,871
Nordstrom, Inc.	44,252	1,424
Nu Skin Enterprises, Inc., Class A	131,000	3,266
O’Reilly Automotive, Inc.*	77,550	3,688
Panera Bread Co., Class A*	43,660	3,287
PetSmart, Inc.	94,675	2,856
Phillips-Van Heusen Corp.	63,750	2,950
RadioShack Corp.	80,500	1,571
Ruby Tuesday, Inc.*	71,600	609
Rue21, Inc.*	80,000	2,427
Tractor Supply Co.	51,655	3,149
Urban Outfitters, Inc.*	79,586	2,737
Williams-Sonoma, Inc.	86,404	2,145

		51,877

Savings & Loans - 1.1%
First Niagara Financial Group, Inc.	297,950	3,733
Hudson City Bancorp, Inc.	132,000	1,616
Northwest Bancshares, Inc.	195,300	2,240

		7,589

Semiconductors - 3.7%
Aixtron A.G. ADR	72,000	1,716
Altera Corp.	54,964	1,364
Avago Technologies Ltd.*	167,700	3,532
Cavium Networks, Inc.*	109,205	2,860
Fairchild Semiconductor International, Inc.*	170,900	1,437
Marvell Technology Group Ltd.*	158,950	2,505
Micron Technology, Inc.*	550,725	4,676
ON Semiconductor Corp.*	168,420	1,074
Silicon Laboratories, Inc.*	18,334	744
Teradyne, Inc.*	438,090	4,271
Veeco Instruments, Inc.*	44,500	1,525

		25,704

Software - 4.6%
Adobe Systems, Inc.*	72,380	1,913
ANSYS, Inc.*	118,780	4,819
Cerner Corp.*	61,049	4,633
Citrix Systems, Inc.*	71,055	3,001
Fiserv, Inc.*	33,240	1,518
Informatica Corp.*	51,825	1,238
Intuit, Inc.*	85,290	2,965
MSCI, Inc. Class A*	74,446	2,040
Salesforce.com, Inc.*	64,600	5,544
VMware, Inc., Class A*	70,002	4,381

		32,052

Telecommunications - 2.8%
Amdocs Ltd.*	96,000	2,578
Aruba Networks, Inc.*	122,300	1,742
CenturyLink, Inc.	22,700	756
Cincinnati Bell, Inc.*	483,300	1,455
CommScope, Inc.*	46,389	1,103
Harris Corp.	49,100	2,045
JDS Uniphase Corp.*	111,750	1,100
Millicom International Cellular S.A.	9,648	782
NII Holdings, Inc.*	40,447	1,315
NTELOS Holdings Corp.	92,450	1,590
Qwest Communications International, Inc.	791,800	4,157
RF Micro Devices, Inc.*	156,900	613
USA Mobility, Inc.	41,200	532

		19,768

Toys, Games & Hobbies - 0.2%
Hasbro, Inc.	30,000	1,233

MULTI-MANAGER FUNDS     28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Transportation - 3.1%
Atlas Air Worldwide Holdings, Inc.*	39,158	$1,860
C.H. Robinson Worldwide, Inc.	97,265	5,414
Canadian Pacific Railway Ltd.	42,675	2,288
CSX Corp.	22,954	1,139
Expeditors International of Washington, Inc.	149,595	5,162
J.B. Hunt Transport Services, Inc.	31,206	1,019
Knight Transportation, Inc.	67,700	1,370
Overseas Shipholding Group, Inc.	35,600	1,319
Ryder System, Inc.	15,400	620
Tidewater, Inc.	30,700	1,189

		21,380

Trucking & Leasing - 0.2%
Aircastle Ltd.	138,300	1,086

Total Common Stocks (Cost $635,384)		671,574

INVESTMENT COMPANIES - 3.1%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	21,645,095	21,645

Total Investment Companies (Cost $21,645)		21,645

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 0.21%, 11/18/10 (3)	$1,484	$1,484

Total Short-Term Investments (Cost $1,484)		1,484

Total Investments - 100.1% (Cost $658,513)		694,703

Liabilities less Other Assets - (0.1)%		(959)

NET ASSETS - 100.0%		$693,744

(1)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $12,567,000 with net purchases of approximately $9,078,000 during the period ended June 30, 2010.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2010, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
E-mini S&P MidCap 400	223	$15,833	Long	9/10	$(362)

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$658,513

Gross tax appreciation of investments	$85,123
Gross tax depreciation of investments	(48,933)

Net tax appreciation of investments	$36,190

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Mid Cap Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$671,574	(1)	$—	$—	$671,574
Investment Companies	21,645		—	—	21,645
Short-Term Investments	—		1,484	—	1,484

Total Investments	$693,219		$1,484	$—	$694,703

Other Financial Instruments*	$(362)		$—	$—	$(362)

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    29    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.6%
Advertising - 0.4%
Interpublic Group of Cos. (The), Inc.*	259,800	$1,852

Aerospace/Defense - 1.2%
Empresa Brasileira de Aeronautica S.A. ADR	39,500	828
Orbital Sciences Corp.*	50,191	791
TransDigm Group, Inc.	51,007	2,603
Triumph Group, Inc.	17,853	1,190

		5,412

Apparel - 1.5%
Carter’s, Inc.*	45,405	1,192
Columbia Sportswear Co.	14,608	682
Jones Apparel Group, Inc.	97,400	1,544
Quiksilver, Inc.*	162,400	601
Skechers U.S.A., Inc., Class A*	9,907	362
Volcom, Inc.*	101,000	1,875
Warnaco Group (The), Inc.*	20,516	741

		6,997

Auto Parts & Equipment - 1.2%
ATC Technology Corp.*	60,000	967
Cooper Tire & Rubber Co.	34,064	664
Goodyear Tire & Rubber (The) Co.*	177,800	1,768
Miller Industries, Inc.	175,492	2,364

		5,763

Banks - 4.9%
Associated Banc-Corp	329,100	4,035
Bank of the Ozarks, Inc.	6,467	229
Cass Information Systems, Inc.	44,875	1,537
Cathay General Bancorp	261,000	2,696
Community Bank System, Inc.	31,950	704
CVB Financial Corp.	225,000	2,138
First Horizon National Corp.*	69,890	800
First Interstate Bancsystem, Inc.	31,537	496
Fulton Financial Corp.	62,775	606
Independent Bank Corp.	6,245	154
PacWest Bancorp	26,492	485
Signature Bank*	23,051	876
Sterling Bancshares, Inc.	267,000	1,258
Synovus Financial Corp.	590,200	1,499
Webster Financial Corp.	87,700	1,573
Westamerica Bancorporation	11,132	585
Whitney Holding Corp.	45,723	423
Wintrust Financial Corp.	21,610	720
Zions Bancorporation	90,500	1,952

		22,766

Beverages - 0.8%
Green Mountain Coffee Roasters, Inc.*	149,266	3,836

Biotechnology - 0.9%
Bio-Rad Laboratories, Inc., Class A*	20,700	1,791
Charles River Laboratories International, Inc.*	54,000	1,847
Seattle Genetics, Inc.*	46,293	555

		4,193

Building Materials - 0.3%
Martin Marietta Materials, Inc.	18,466	1,566

Chemicals - 1.0%
Cabot Corp.	22,911	552
Innophos Holdings, Inc.	17,068	445
Landec Corp.*	131,440	774
Solutia, Inc.*	146,524	1,920
Zoltek Cos., Inc.*	91,375	774

		4,465

Commercial Services - 13.4%
Aaron’s, Inc.	22,442	383
Aegean Marine Petroleum Network, Inc.	32,723	654
Alliance Data Systems Corp.*	34,685	2,064
AMN Healthcare Services, Inc.*	254,000	1,900
Capella Education Co.*	18,649	1,517
CDI Corp.	33,733	524
Chemed Corp.	97,825	5,345
Coinstar, Inc.*	22,385	962
CoStar Group, Inc.*	29,500	1,145
DeVry, Inc.	32,558	1,709
Forrester Research, Inc.*	59,700	1,806
FTI Consulting, Inc.*	69,000	3,008
Grand Canyon Education, Inc.*	42,550	997
Heidrick & Struggles International, Inc.	116,500	2,658
HMS Holdings Corp.*	23,799	1,290
Hudson Highland Group, Inc.*	180,855	796
KAR Auction Services, Inc.*	90,500	1,119
Manpower, Inc.	58,900	2,543
MAXIMUS, Inc.	39,675	2,296
Monster Worldwide, Inc.*	182,559	2,127
Parexel International Corp.*	103,603	2,246
PHH Corp.*	123,300	2,348
Rent-A-Center, Inc.*	106,500	2,158

MULTI-MANAGER FUNDS     30    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.6% continued
Commercial Services - 13.4% continued
Resources Connection, Inc.*	265,125	$3,606
Ritchie Bros. Auctioneers, Inc.	88,975	1,621
Robert Half International, Inc.	55,993	1,319
Rollins, Inc.	162,850	3,369
SAIC, Inc.*	67,631	1,132
SFN Group, Inc.*	111,400	608
Sotheby’s	55,601	1,272
Strayer Education, Inc.	4,915	1,022
Universal Technical Institute, Inc.	40,075	947
Valassis Communications, Inc.*	94,300	2,991
VistaPrint N.V.*	38,189	1,814
Weight Watchers International, Inc.	33,200	853
Wright Express Corp.*	26,800	796

		62,945

Computers - 2.4%
Brocade Communications Systems, Inc.*	329,000	1,698
Echelon Corp.*	97,600	715
Electronics for Imaging, Inc.*	185,000	1,804
MICROS Systems, Inc.*	28,453	907
Ness Technologies, Inc.*	193,827	835
Stratasys, Inc.*	88,975	2,185
SYKES Enterprises, Inc.*	73,281	1,043
Telvent GIT S.A.*	46,875	783
VanceInfo Technologies, Inc. ADR*	49,898	1,161

		11,131

Distribution/Wholesale - 2.7%
Beacon Roofing Supply, Inc.*	192,820	3,475
Huttig Building Products, Inc.*	35,900	49
LKQ Corp.*	136,250	2,627
Owens & Minor, Inc.	35,476	1,007
School Specialty, Inc.*	88,000	1,590
United Stationers, Inc.*	28,500	1,552
Watsco, Inc.	20,857	1,208
WESCO International, Inc.*	32,055	1,079

		12,587

Diversified Financial Services - 2.6%
Affiliated Managers Group, Inc.*	43,451	2,641
Greenhill & Co., Inc.	21,545	1,317
Higher One Holdings, Inc.*	42,834	621
Portfolio Recovery Associates, Inc.*	92,108	6,151
Raymond James Financial, Inc.	68,500	1,691

		12,421

Electric - 2.7%
El Paso Electric Co.*	72,500	1,403
EnerNOC, Inc.*	15,914	500
Great Plains Energy, Inc.	182,900	3,113
Pike Electric Corp.*	198,500	1,870
Portland General Electric Co.	117,300	2,150
UIL Holdings Corp.	16,460	412
Westar Energy, Inc.	144,800	3,129

		12,577

Electrical Components & Equipment - 0.5%
AMETEK, Inc.	28,000	1,124
Belden, Inc.	55,231	1,215

		2,339

Electronics - 2.2%
CTS Corp.	46,647	431
FARO Technologies, Inc.*	45,675	855
Gentex Corp.	173,925	3,127
Jabil Circuit, Inc.	155,500	2,068
National Instruments Corp.	110,200	3,502
Park Electrochemical Corp.	17,650	431

		10,414

Entertainment - 0.2%
Cinemark Holdings, Inc.	77,081	1,014

Environmental Control - 0.1%
EnergySolutions, Inc.	46,647	237

Food - 2.0%
Flowers Foods, Inc.	69,000	1,685
J & J Snack Foods Corp.	29,000	1,221
Lancaster Colony Corp.	11,410	609
Overhill Farms, Inc.*	265,152	1,562
Ralcorp Holdings, Inc.*	28,000	1,534
United Natural Foods, Inc.*	97,050	2,900

		9,511

Forest Products & Paper - 0.5%
Neenah Paper, Inc.	43,820	802
P.H. Glatfelter Co.	128,000	1,389

		2,191

Gas - 0.3%
Northwest Natural Gas Co.	14,466	630
South Jersey Industries, Inc.	22,581	970

		1,600

NORTHERN FUNDS QUARTERLY REPORT    31    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.6% continued
Hand/Machine Tools - 0.2%
Franklin Electric Co., Inc.	22,240	$641
Lincoln Electric Holdings, Inc.	6,213	317

		958

Healthcare - Products - 5.6%
Abaxis, Inc.*	54,300	1,164
Angiodynamics, Inc.*	146,260	2,157
Cepheid, Inc.*	244,600	3,919
Cooper (The) Cos., Inc.	17,068	679
Edwards Lifesciences Corp.*	30,763	1,723
ev3, Inc.*	51,690	1,158
ICU Medical, Inc.*	27,000	869
Kinetic Concepts, Inc.*	51,400	1,877
Medtox Scientific, Inc.*	37,500	461
Meridian Bioscience, Inc.	34,406	585
NuVasive, Inc.*	47,458	1,683
Orthofix International N.V.*	35,299	1,131
Sirona Dental Systems, Inc.*	35,274	1,229
STERIS Corp.	76,454	2,376
Techne Corp.	33,250	1,910
Thoratec Corp.*	39,483	1,687
Zoll Medical Corp.*	53,713	1,456

		26,064

Healthcare - Services - 2.7%
Amedisys, Inc.*	29,000	1,275
Bio-Reference Labs, Inc.*	74,225	1,646
Covance, Inc.*	20,000	1,027
IPC The Hospitalist Co., Inc.*	101,326	2,543
LifePoint Hospitals, Inc.*	11,700	367
Lincare Holdings, Inc.*	58,322	1,896
Mednax, Inc.*	71,875	3,997

		12,751

Home Builders - 0.7%
MDC Holdings, Inc.	58,000	1,563
Thor Industries, Inc.	70,000	1,663

		3,226

Home Furnishings - 0.5%
Ethan Allen Interiors, Inc.	81,000	1,133
Furniture Brands International, Inc.*	54,800	286
Tempur-Pedic International, Inc.*	35,996	1,107

		2,526

Household Products/Wares - 0.3%
Ennis, Inc.	39,787	597
Tupperware Brands Corp.	25,645	1,022

		1,619

Housewares - 0.1%
Toro (The) Co.	13,219	649

Insurance - 3.5%
Alterra Capital Holdings Ltd.	20,124	378
American Equity Investment Life Holding Co.	82,077	847
CNO Financial Group, Inc.*	419,400	2,076
Employers Holdings, Inc.	120,500	1,775
Hanover Insurance Group (The), Inc.	24,700	1,074
Horace Mann Educators Corp.	128,500	1,966
Infinity Property & Casualty Corp.	3,973	184
Platinum Underwriters Holdings Ltd.	18,639	676
PMA Capital Corp., Class A*	76,003	498
Protective Life Corp.	19,600	419
Safety Insurance Group, Inc.	9,185	340
Selective Insurance Group, Inc.	135,000	2,006
StanCorp Financial Group, Inc.	14,096	572
Symetra Financial Corp.	221,810	2,662
United America Indemnity Ltd., Class A*	134,297	988

		16,461

Internet - 1.9%
comScore, Inc.*	34,645	570
Constant Contact, Inc.*	45,921	979
DealerTrack Holdings, Inc.*	208,250	3,426
F5 Networks, Inc.*	24,775	1,699
NutriSystem, Inc.	48,811	1,120
Shutterfly, Inc.*	39,643	950

		8,744

Iron/Steel - 0.3%
Schnitzer Steel Industries, Inc., Class A	12,315	483
Universal Stainless & Alloy *	45,600	729

		1,212

Machinery - Construction & Mining - 0.3%
Terex Corp.*	73,000	1,368

Machinery - Diversified - 1.7%
Flowserve Corp.	23,150	1,963
IDEX Corp.	46,182	1,319
Middleby Corp.*	9,829	523
Roper Industries, Inc.	46,839	2,621

MULTI-MANAGER FUNDS     32    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.6% continued
Machinery - Diversified - 1.7% continued
Wabtec Corp.	41,000	$1,636

		8,062

Metal Fabrication/Hardware - 0.7%
Hawk Corp., Class A*	22,918	583
Haynes International, Inc.	77,000	2,374
Worthington Industries, Inc.	42,197	543

		3,500

Mining - 0.8%
Kaiser Aluminum Corp.	78,600	2,725
Noranda Aluminium Holding Corp.*	179,000	1,151

		3,876

Miscellaneous Manufacturing - 0.3%
Acuity Brands, Inc.	28,729	1,045
Brink’s (The) Co.	23,834	454

		1,499

Office Furnishings - 0.1%
Knoll, Inc.	25,645	341

Oil & Gas - 2.0%
Atlas Energy, Inc.*	46,599	1,261
Brigham Exploration Co.*	75,621	1,163
Cobalt International Energy, Inc.*	84,400	629
Goodrich Petroleum Corp.*	40,779	489
Holly Corp.	48,213	1,282
Oasis Petroleum, Inc.*	43,593	632
Rowan Cos., Inc.*	53,543	1,175
SM Energy Co.	18,162	729
Stone Energy Corp.*	172,000	1,920

		9,280

Oil & Gas Services - 0.5%
Oceaneering International, Inc.*	16,500	741
RPC, Inc.	37,037	506
Tetra Technologies, Inc.*	136,500	1,239

		2,486

Packaging & Containers - 0.2%
Temple-Inland, Inc.	49,619	1,026

Pharmaceuticals - 2.1%
Biovail Corp.	29,124	560
Endo Pharmaceuticals Holdings, Inc.*	39,000	851
King Pharmaceuticals, Inc.*	322,100	2,445
Neogen Corp.*	86,325	2,249
Onyx Pharmaceuticals, Inc.*	26,545	573
SXC Health Solutions Corp.*	32,417	2,374
USANA Health Sciences, Inc.*	18,500	676

		9,728

Real Estate Investment Trusts - 1.1%
American Campus Communities, Inc.	15,106	412
Brandywine Realty Trust	72,430	779
CapLease, Inc.	74,000	341
Equity Lifestyle Properties, Inc.	11,632	561
First Potomac Realty Trust	37,890	544
Government Properties Income Trust	21,168	540
Mack-Cali Realty Corp.	14,793	440
MFA Financial, Inc.	120,755	894
Walter Investment Management Corp.	37,100	607

		5,118

Retail - 5.9%
BJ’s Wholesale Club, Inc.*	31,367	1,161
Bob Evans Farms, Inc.	30,325	747
Borders Group, Inc.*	466,700	621
Buffalo Wild Wings, Inc.*	21,951	803
Burger King Holdings, Inc.	131,000	2,206
Cash America International, Inc.	24,952	855
Cheesecake Factory (The), Inc.*	97,775	2,176
Chipotle Mexican Grill, Inc.*	10,533	1,441
Copart, Inc.*	82,000	2,936
Express, Inc.*	109,496	1,792
Finish Line (The), Inc., Class A	29,263	408
Foot Locker, Inc.	31,165	393
Group 1 Automotive, Inc.*	75,000	1,765
Guess?, Inc.	35,593	1,112
Gymboree Corp.*	73,416	3,136
J. Crew Group, Inc.*	13,585	500
OfficeMax, Inc.*	104,000	1,358
Papa John’s International, Inc.*	71,000	1,642
Regis Corp.	42,795	666
Stage Stores, Inc.	51,474	550
Tiffany & Co.	26,650	1,010
Ulta Salon Cosmetics & Fragrance, Inc.*	21,753	515

		27,793

Savings & Loans - 0.2%
Astoria Financial Corp.	56,891	783
First Financial Holdings, Inc.	29,500	338

		1,121

NORTHERN FUNDS QUARTERLY REPORT    33    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.6% continued
Semiconductors - 4.4%
ATMI, Inc.*	90,000	$1,318
Cabot Microelectronics Corp.*	41,275	1,428
Emulex Corp.*	240,077	2,204
Entegris, Inc.*	528,500	2,098
Netlogic Microsystems, Inc.*	51,464	1,400
ON Semiconductor Corp.*	253,300	1,616
Power Integrations, Inc.	68,125	2,193
Rovi Corp.*	48,014	1,820
Rudolph Technologies, Inc.*	30,513	230
Semtech Corp.*	151,075	2,473
Skyworks Solutions, Inc.*	88,971	1,494
Varian Semiconductor Equipment Associates, Inc.*	78,000	2,236

		20,510

Software - 7.1%
Acxiom Corp.*	85,034	1,249
Allscripts-Misys Healthcare Solutions, Inc.*	131,050	2,110
ANSYS, Inc.*	52,825	2,143
ArcSight, Inc.*	39,025	874
Avid Technology, Inc.*	156,500	1,992
Blackbaud, Inc.	29,124	634
Blackboard, Inc.*	67,695	2,527
Concur Technologies, Inc.*	27,250	1,163
Digi International, Inc.*	201,100	1,663
Guidance Software, Inc.*	101,028	527
infoGROUP, Inc.*	354,176	2,826
Innerworkings, Inc.*	185,400	1,266
MSCI, Inc., Class A*	42,003	1,151
Novell, Inc.*	202,700	1,151
Quality Systems, Inc.	22,275	1,292
Schawk, Inc.	100,000	1,495
Ultimate Software Group, Inc.*	165,054	5,424
VeriFone Systems, Inc.*	106,950	2,025
Verint Systems, Inc.*	72,121	1,665

		33,177

Storage/Warehousing - 0.2%
Mobile Mini, Inc.*	58,500	952

Telecommunications - 2.6%
ADTRAN, Inc.	48,641	1,326
Arris Group, Inc.*	78,400	799
General Communication, Inc., Class A*	259,800	1,972
Hypercom Corp.*	190,500	884
Plantronics, Inc.	101,000	2,889
Polycom, Inc.*	87,501	2,607
SBA Communications Corp., Class A*	54,051	1,838

		12,315

Toys, Games & Hobbies - 0.4%
RC2 Corp.*	112,500	1,812

Transportation - 2.4%
Arkansas Best Corp.	14,050	291
Con-way, Inc.	138,800	4,167
Dynamex, Inc.*	44,669	545
Forward Air Corp.	120,800	3,292
HUB Group, Inc., Class A*	28,775	863
Landstar System, Inc.	41,000	1,599
Tidewater, Inc.	10,386	402

		11,159

Total Common Stocks (Cost $434,845)		425,150

INVESTMENT COMPANIES - 6.2%
iShares Russell 2000 Growth Index Fund	11,929	794
iShares Russell Midcap Growth Index Fund	33,485	1,463
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	26,998,356	26,999

Total Investment Companies (Cost $29,369)		29,256

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.22%, 11/18/10 (3)	$1,249	$1,249

Total Short-Term Investments (Cost $1,249)		1,249

Total Investments - 97.1% (Cost $465,463)		455,655

Other Assets less Liabilities - 2.9%		13,803

NET ASSETS - 100.0%		$469,458

(1)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.

MULTI-MANAGER FUNDS     34    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

(2)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $16,336,000 with net purchases of approximately $10,663,000 during the period ended June 30, 2010.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2010, the Multi-Manager Small Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
Russell 2000 Mini	130	$7,901	Long	9/10	$(249)

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$465,463

Gross tax appreciation of investments	$20,276
Gross tax depreciation of investments	(30,084)

Net tax depreciation of investments	$(9,808)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Small Cap Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$425,150	(1)	$—	$—	$425,150
Investment Companies	29,256		—	—	29,256
Short-Term Investments	—		1,249	—	1,249

Total Investments	$454,406		$1,249	$—	$455,655

Other Financial Instruments*	$(249)		$—	$—	$(249)

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    35    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.0%
Home Equity - 0.0%
Bear Stearns Asset Backed Securities Trust, Series 2004-HE7, Class M2,
1.50%, 8/25/34	$150	$92

Other - 0.6%
Ameriquest Mortgage Securities, Inc., Series 2005-R2, Class M2,
0.83%, 4/25/35	225	124
Countrywide Asset-Backed Certificates, Series 2004-2, Class M1,
0.85%, 5/25/34	175	120
Countrywide Asset-Backed Certificates, Series 2004-4, Class M1,
1.07%, 7/25/34	150	79
Countrywide Asset-Backed Certificates, Series 2004-6, Class M1,
0.95%, 10/25/34	629	360
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class A4,
0.50%, 7/25/36	585	373
GSAMP Trust, Series 2006-HE5, Class A2C,
0.50%, 8/25/36	400	166
Ownit Mortgage Loan Asset Backed Certificates, Series 2006-2, Class A2B,
5.63%, 1/25/37	116	77
Ownit Mortgage Loan Asset Backed Certificates, Series 2006-6, Class A2B,
0.46%, 9/25/37	442	312
Park Place Securities, Inc., Series 2004-WCW2, Class M2,
1.00%, 10/25/34	550	333
Park Place Securities, Inc., Series 2005-WCW3, Class M1,
0.83%, 8/25/35	1,025	494
Saxon Asset Securities Trust, Series 2004-3, Class M2,
1.00%, 12/26/34	375	241

		2,679

Whole Loan - 0.4%
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1,
0.61%, 1/25/36	194	108
Impac CMB Trust, Series 2005-3, Class A1,
0.59%, 8/25/35	245	152
Indymac Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1,
5.21%, 4/25/35	279	242
Indymac Index Mortgage Loan Trust, Series 2006-AR7, Class 4A1,
5.72%, 5/25/36	659	357
Lehman Mortgage Trust, Series 2005-3, Class 1A6,
0.85%, 1/25/36	331	209
Lehman Mortgage Trust, Series 2007-8, Class 2A1,
6.50%, 9/25/37	730	562
Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1,
3.00%, 3/25/35	152	131

		1,761

Total Asset-Backed Securities (Cost $4,561)		4,532

CONVERTIBLE BONDS - 5.6%
Airlines - 0.3%
AMR Corp.,
6.25%, 10/15/14	210	204
UAL Corp.,
4.50%, 6/30/21	1,220	1,186

		1,390

Apparel - 0.1%
Iconix Brand Group, Inc.,
1.88%, 6/30/12	445	414

Auto Manufacturers - 0.2%
Ford Motor Co.,
4.25%, 11/15/16	790	1,009

Auto Parts & Equipment - 0.1%
ArvinMeritor, Inc.,
4.00%, 2/15/27	490	383

Coal - 0.2%
Peabody Energy Corp.,
4.75%, 12/15/41	1,045	1,033

Commercial Services - 0.3%
Kendle International, Inc.,
3.38%, 7/15/12	1,360	1,234

MULTI-MANAGER FUNDS     36    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 5.6% continued
Healthcare - Products - 0.3%
Hologic, Inc.,
2.00%, 12/15/37	$1,895	$1,608

Miscellaneous Manufacturing - 0.4%
Trinity Industries, Inc.,
3.88%, 6/1/36	2,140	1,643

Oil & Gas - 0.3%
Chesapeake Energy Corp.,
2.50%, 5/15/37	520	405
Penn Virginia Corp.,
4.50%, 11/15/12	985	908
Transocean, Inc.,
1.63%, 12/15/37	300	289

		1,602

Packaging & Containers - 0.1%
Owens-Brockway Glass Container, Inc.,
3.00%, 6/1/15 (1) (2)	620	570

Pharmaceuticals - 0.4%
Nektar Therapeutics,
3.25%, 9/28/12	170	162
Omnicare, Inc.,
3.25%, 12/15/35	2,285	1,874

		2,036

Semiconductors - 1.7%
Advanced Micro Devices, Inc.,
5.75%, 8/15/12	470	464
6.00%, 5/1/15	1,450	1,390
Intel Corp.,
2.95%, 12/15/35	5,015	4,764
Kulicke & Soffa Industries, Inc.,
0.88%, 6/1/12	640	597
Micron Technology, Inc.,
1.88%, 6/1/14	790	698

		7,913

Telecommunications - 1.2%
Alcatel-Lucent USA, Inc.,
2.88%, 6/15/25	1,425	1,197
Ciena Corp.,
0.88%, 6/15/17	4,275	2,656
Level 3 Communications, Inc.,
7.00%, 3/15/15	485	470
NII Holdings, Inc.,
3.13%, 6/15/12	1,665	1,575

		5,898

Total Convertible Bonds (Cost $26,920)		26,733

CORPORATE BONDS - 75.2%
Advertising - 0.5%
Lamar Media Corp.,
6.63%, 8/15/15	900	853
7.88%, 4/15/18 (2)	1,600	1,596

		2,449

Aerospace/Defense - 0.6%
Alliant Techsystems, Inc.,
6.75%, 4/1/16	725	711
TransDigm, Inc.,
7.75%, 7/15/14	425	426
7.75%, 7/15/14 (2)	700	700
Triumph Group, Inc.,
8.63%, 7/15/18 (1) (2)	1,050	1,071

		2,908

Airlines - 0.5%
Continental Airlines, Inc., Series 1991-1, Class B, Pass Through Trust,
6.80%, 8/2/18	1,412	1,299
Continental Airlines, Inc., Series 1998-1, Class B, Pass Through Trust,
6.75%, 3/15/17	24	21
Continental Airlines, Inc., Series 1999-2, Class B, Pass Through Trust,
7.57%, 3/15/20	243	239
Continental Airlines, Inc., Series 2000-1, Class A-1, Pass Through Trust,
8.05%, 11/1/20	238	245
Continental Airlines, Inc., Series 2001-1, Class A-1, Pass Through Trust,
6.70%, 6/15/21	161	160
Continental Airlines, Inc., Series 2007-1, Class B, Pass Through Trust,
6.90%, 4/19/22	114	105
UAL, Series 2009-1, Pass Through Trust,
10.40%, 11/1/16	302	325

		2,394

NORTHERN FUNDS QUARTERLY REPORT    37    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 75.2% continued
Apparel - 0.6%
Jones Apparel Group, Inc.,
6.13%, 11/15/34	$1,010	$809
Levi Strauss & Co.,
8.88%, 4/1/16	1,125	1,164
7.63%, 5/15/20 (2)	150	147
Quiksilver, Inc.,
6.88%, 4/15/15	925	841

		2,961

Auto Manufacturers - 0.9%
Ford Motor Co.,
7.45%, 7/16/31	4,185	3,777
Oshkosh Corp.,
8.25%, 3/1/17	535	556

		4,333

Auto Parts & Equipment - 0.6%
Allison Transmission, Inc.,
11.00%, 11/1/15 (2)	500	524
ArvinMeritor, Inc.,
8.13%, 9/15/15	520	499
Goodyear Tire & Rubber (The) Co.,
7.00%, 3/15/28	80	68
TRW Automotive, Inc.,
7.00%, 3/15/14 (1) (2)	550	545
7.25%, 3/15/17 (2)	600	582
8.88%, 12/1/17 (2)	475	489

		2,707

Banks - 2.3%
Ally Financial, Inc.,
7.00%, 2/1/12	725	730
6.75%, 12/1/14	1,615	1,562
8.30%, 2/12/15 (1) (2)	1,725	1,747
8.00%, 11/1/31	1,890	1,744
CIT Group, Inc.,
7.00%, 5/1/15	20	18
7.00%, 5/1/16	2,300	2,099
7.00%, 5/1/17	2,005	1,804
Provident Funding Associates,
10.25%, 4/15/17 (2)	1,025	1,035

		10,739

Beverages - 0.9%
Constellation Brands, Inc.,
8.38%, 12/15/14	530	564
7.25%, 9/1/16	725	731
7.25%, 5/15/17	1,925	1,952
Cott Beverages, Inc.,
8.38%, 11/15/17 (2)	1,175	1,187

		4,434

Building Materials - 1.1%
Associated Materials LLC/Associated Materials Finance, Inc.,
9.88%, 11/15/16	250	268

Goodman Global Group, Inc.,
0.00%, 12/15/14 (2)	725	442
Interline Brands, Inc.,
8.13%, 6/15/14	300	300
Masco Corp.,
6.13%, 10/3/16	1,550	1,500
6.50%, 8/15/32	200	169
Owens Corning,
7.00%, 12/1/36	1,055	1,050
USG Corp.,
6.30%, 11/15/16	1,695	1,462
9.50%, 1/15/18	250	248

		5,439

Chemicals - 1.3%
Ashland, Inc.,
9.13%, 6/1/17	825	903
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC,
9.75%, 11/15/14	875	827
LBI Escrow Corp.,
8.00%, 11/1/17 (2)	820	845
MacDermid, Inc.,
9.50%, 4/15/17 (2)	1,275	1,275
Nalco Co.,
8.88%, 11/15/13	575	589
8.25%, 5/15/17	500	517
NewMarket Corp.,
7.13%, 12/15/16	500	485
Reichhold Industries, Inc.,
9.00%, 8/15/14 (1) (2)	895	788

		6,229

MULTI-MANAGER FUNDS     38    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 75.2% continued
Coal - 1.3%
Arch Coal, Inc.,
8.75%, 8/1/16 (2)	$550	$573
Arch Western Finance LLC,
6.75%, 7/1/13	875	877
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
8.25%, 12/15/17 (2)	175	173
8.50%, 12/15/19 (2)	700	697
Consol Energy, Inc.,
8.00%, 4/1/17 (2)	675	697
8.25%, 4/1/20 (2)	475	495
Drummond Co., Inc.,
9.00%, 10/15/14 (2)	200	201
7.38%, 2/15/16	675	635
Peabody Energy Corp.,
7.38%, 11/1/16	1,150	1,197
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp.,
8.25%, 4/15/18	600	590

		6,135

Commercial Services - 4.1%
ARAMARK Corp.,
5.00%, 6/1/12	1,365	1,333
8.50%, 2/1/15	2,400	2,424
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
7.75%, 5/15/16	5	5
9.63%, 3/15/18 (2)	270	273
Cenveo Corp.,
7.88%, 12/1/13	885	850
10.50%, 8/15/16 (2)	250	254
8.88%, 2/1/18	350	336
Corrections Corp. of America,
6.75%, 1/31/14	1,450	1,472
7.75%, 6/1/17	1,500	1,556
Deluxe Corp.,
5.13%, 10/1/14	640	582
7.38%, 6/1/15	175	174
Education Management LLC/Education Management Finance Corp.,
8.75%, 6/1/14	675	673
Geo Group (The), Inc.,
7.75%, 10/15/17 (2)	1,100	1,108
Iron Mountain, Inc.,
8.75%, 7/15/18	1,525	1,574
8.38%, 8/15/21	475	484
RSC Equipment Rental, Inc./RSC Holdings III LLC,
9.50%, 12/1/14	1,655	1,645
ServiceMaster (The) Co.,
10.75%, 7/15/15 (2)	1,150	1,190
7.45%, 8/15/27	680	507
Trans Union LLC/TransUnion Financing Corp.,
11.38%, 6/15/18 (1) (2)	550	569
United Rentals North America, Inc.,
7.75%, 11/15/13	690	671
7.00%, 2/15/14	2,240	2,106

		19,786

Cosmetics/Personal Care - 0.2%
Elizabeth Arden, Inc.,
7.75%, 1/15/14	1,100	1,092

Distribution/Wholesale - 0.3%
American Tire Distributors, Inc.,
9.75%, 6/1/17 (2)	1,275	1,278
Baker & Taylor, Inc.,
11.50%, 7/1/13 (2)	475	348

		1,626

Diversified Financial Services - 3.4%
American General Finance Corp.,
5.38%, 10/1/12	200	181
6.90%, 12/15/17	1,300	1,035
E*Trade Financial Corp.,
12.50%, 11/30/17	654	695
Ford Motor Credit Co. LLC,
7.80%, 6/1/12	950	978
8.70%, 10/1/14	4,675	4,872
8.00%, 12/15/16	550	562
8.13%, 1/15/20	555	566
International Lease Finance Corp.,
5.25%, 1/10/13	295	270
5.63%, 9/20/13	360	325
8.63%, 9/15/15	100	95
8.75%, 3/15/17 (2)	1,350	1,279

NORTHERN FUNDS QUARTERLY REPORT    39    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 75.2% continued
Diversified Financial Services - 3.4% continued
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
9.25%, 4/1/15	$375	$383
9.25%, 4/1/15 (2)	875	893
10.63%, 4/1/17	500	521
SLM Corp.,
5.00%, 4/15/15	1,760	1,514
5.00%, 6/15/18	45	36
8.45%, 6/15/18	1,805	1,666
Textron Financial Corp.,
5.13%, 8/15/14	450	445

		16,316

Electric - 4.1%
AES (The) Corp.,
9.75%, 4/15/16	1,550	1,666
8.00%, 10/15/17	1,820	1,838
8.00%, 6/1/20	2,285	2,296
Calpine Corp.,
7.25%, 10/15/17 (1) (2)	302	290
CMS Energy Corp.,
6.55%, 7/17/17	220	222
Dynegy Holdings, Inc.,
8.38%, 5/1/16	1,850	1,464
7.75%, 6/1/19	2,635	1,821
Edison Mission Energy,
7.75%, 6/15/16	1,091	758
7.00%, 5/15/17	825	528
7.20%, 5/15/19	1,100	677
7.63%, 5/15/27	1,735	985
Mirant Americas Generation LLC,
8.50%, 10/1/21	750	698
9.13%, 5/1/31	300	276
NRG Energy, Inc.,
7.38%, 2/1/16	265	264
7.38%, 1/15/17	1,240	1,228
8.50%, 6/15/19	3,125	3,176
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15	2,125	1,402

		19,589

Electronics - 0.0%
Sensus USA, Inc.,
8.63%, 12/15/13	200	195

Engineering & Construction - 0.3%
American Residential Services LLC,
12.00%, 4/15/15 (1) (2)	1,225	1,225
Entertainment - 1.9%
AMC Entertainment, Inc.,
8.00%, 3/1/14	450	433
8.75%, 6/1/19	1,275	1,282
Cinemark USA, Inc.,
8.63%, 6/15/19	1,000	1,005
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14	550	495
Marquee Holdings, Inc.,
12.00%, 8/15/14	980	806
Penn National Gaming, Inc.,
6.75%, 3/1/15	350	349
8.75%, 8/15/19	300	308
Pinnacle Entertainment, Inc.,
7.50%, 6/15/15	1,150	1,078
8.63%, 8/1/17 (2)	1,025	1,056
Regal Cinemas Corp.,
8.63%, 7/15/19	1,150	1,156
Seneca Gaming Corp.,
7.25%, 5/1/12	925	904

		8,872

Environmental Control - 0.3%
Clean Harbors, Inc.,
7.63%, 8/15/16	1,275	1,310

Food - 1.7%
B&G Foods, Inc.,
7.63%, 1/15/18	1,050	1,055
Dean Foods Co.,
7.00%, 6/1/16	2,490	2,328
6.90%, 10/15/17	200	182
Del Monte Corp.,
7.50%, 10/15/19 (2)	950	972
Dole Food Co., Inc.,
8.75%, 7/15/13	859	885
8.00%, 10/1/16 (2)	550	551
Michael Foods, Inc.,
9.75%, 7/15/18 (1) (2)	500	514
Smithfield Foods, Inc.,
10.00%, 7/15/14 (2)	850	941

MULTI-MANAGER FUNDS     40    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 75.2% continued
Food - 1.7% continued
SUPERVALU, Inc.,
7.50%, 11/15/14	$250	$250
8.00%, 5/1/16	475	470

		8,148

Forest Products & Paper - 0.7%
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
8.00%, 4/1/20 (2)	1,200	1,197
Georgia-Pacific LLC,
8.25%, 5/1/16 (2)	450	480
7.13%, 1/15/17 (2)	925	943
7.75%, 11/15/29	315	318
International Paper Co.,
6.88%, 11/1/23	100	104
Westvaco Corp.,
8.20%, 1/15/30	400	422

		3,464

Gas - 0.2%
Sabine Pass LNG L.P.,
7.25%, 11/30/13	1,050	945
7.50%, 11/30/16	225	187

		1,132

Healthcare - Products - 0.5%
Boston Scientific Corp.,
7.00%, 11/15/35	205	199
7.38%, 1/15/40	200	203
Inverness Medical Innovations, Inc.,
7.88%, 2/1/16	1,425	1,393
9.00%, 5/15/16	550	551

		2,346

Healthcare - Services - 6.0%
American Renal Holdings,
8.38%, 5/15/18 (2)	1,325	1,312
CHS/Community Health Systems, Inc.,
8.88%, 7/15/15	2,375	2,449
DaVita, Inc.,
7.25%, 3/15/15	2,500	2,500
HCA, Inc.,
5.75%, 3/15/14	1,760	1,637
7.19%, 11/15/15	1,015	903
9.25%, 11/15/16	1,025	1,087
9.63%, 11/15/16	2,875	3,076
7.50%, 12/15/23	260	230
8.36%, 4/15/24	680	632
7.69%, 6/15/25	500	448
7.58%, 9/15/25	215	189
7.05%, 12/1/27	60	51
7.50%, 11/6/33	765	654
7.75%, 7/15/36	405	345
Healthsouth Corp.,
10.75%, 6/15/16	1,250	1,350
8.13%, 2/15/20	1,100	1,081
IASIS Healthcare LLC/IASIS Capital Corp.,
8.75%, 6/15/14	1,300	1,294
Psychiatric Solutions, Inc.,
7.75%, 7/15/15	400	410
7.75%, 7/15/15	1,075	1,102
Radiation Therapy Services, Inc.,
9.88%, 4/15/17 (2)	1,325	1,272
Surgical Care Affiliates, Inc.,
8.88%, 7/15/15 (2)	150	147
10.00%, 7/15/17 (2)	1,125	1,111
Tenet Healthcare Corp.,
6.88%, 11/15/31	1,115	870
United Surgical Partners International, Inc.,
9.25%, 5/1/17	700	700
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
8.00%, 2/1/18	3,800	3,648

		28,498

Holding Companies - Diversified - 0.7%
Atlantic Broadband Finance LLC,
9.38%, 1/15/14	300	302
Express LLC/Express Finance Corp.,
8.75%, 3/1/18 (2)	1,150	1,170
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.75%, 10/15/16 (2)	1,525	1,491
8.50%, 5/15/18	450	442

		3,405

Home Builders - 1.1%
D.R. Horton, Inc.,
6.50%, 4/15/16	1,120	1,081
KB Home,
7.25%, 6/15/18	1,750	1,549

NORTHERN FUNDS QUARTERLY REPORT    41    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 75.2% continued
Home Builders - 1.1% continued
Lennar Corp.,
5.50%, 9/1/14 (1) (2)	$1,100	$995
Pulte Group, Inc.,
7.88%, 6/15/32	1,795	1,557
6.00%, 2/15/35	240	175

		5,357

Home Furnishings - 0.2%
Norcraft Cos. L.P./Norcraft Finance Corp.,
10.50%, 12/15/15 (2)	700	721
Norcraft Holdings L.P./Norcraft Capital Corp.,
9.75%, 9/1/12	275	260

		981

Household Products/Wares - 1.1%
ACCO Brands Corp.,
7.63%, 8/15/15	1,965	1,808
Central Garden and Pet Co.,
8.25%, 3/1/18	1,025	1,016
Jarden Corp.,
7.50%, 1/15/20	900	880
JohnsonDiversey, Inc.,
8.25%, 11/15/19 (1) (2)	310	319
Scotts Miracle-Gro (The) Co.,
7.25%, 1/15/18	1,050	1,059

		5,082

Housewares - 0.3%
Libbey Glass, Inc.,
10.00%, 2/15/15 (2)	1,175	1,216

Internet - 0.3%
GXS Worldwide, Inc.,
9.75%, 6/15/15 (2)	1,275	1,218
NetFlix, Inc.,
8.50%, 11/15/17	400	416

		1,634

Investment Companies - 0.1%
Fox Acquisition Sub LLC,
13.38%, 7/15/16 (2)	575	563

Iron/Steel - 0.7%
AK Steel Corp.,
7.63%, 5/15/20	430	417
Steel Dynamics, Inc.,
6.75%, 4/1/15	745	748
United States Steel Corp.,
6.65%, 6/1/37	2,305	1,982

		3,147

Lodging - 1.9%
Ameristar Casinos, Inc.,
9.25%, 6/1/14	750	786
Harrah’s Operating Co., Inc.,
10.00%, 12/15/18	230	189
MGM Resorts International,
6.75%, 9/1/12	1,225	1,139
5.88%, 2/27/14	915	725
6.88%, 4/1/16	285	228
7.50%, 6/1/16	1,480	1,165
7.63%, 1/15/17	235	184
9.00%, 3/15/20 (1) (2)	1,160	1,192
Starwood Hotels & Resorts Worldwide, Inc.,
7.88%, 10/15/14	575	618
6.75%, 5/15/18	525	525
7.15%, 12/1/19	1,025	1,038
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
7.88%, 11/1/17 (2)	1,325	1,341

		9,130

Machinery - Construction & Mining - 0.1%
Terex Corp.,
8.00%, 11/15/17	660	610

Machinery - Diversified - 0.5%
Case New Holland, Inc.,
7.88%, 12/1/17 (1) (2)	1,325	1,335
Manitowoc (The) Co. Inc.,
9.50%, 2/15/18	1,050	1,050

		2,385

Media - 4.1%
Belo Corp.,
8.00%, 11/15/16	1,000	1,027
Cablevision Systems Corp.,
8.63%, 9/15/17 (2)	425	434
7.75%, 4/15/18	2,387	2,387
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.88%, 4/30/18 (2)	610	613

MULTI-MANAGER FUNDS     42    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 75.2% continued
Media - 4.1% continued
Cequel Communications Holdings I LLC and Cequel Capital Corp.,
8.63%, 11/15/17 (1) (2)	$1,300	$1,295
Clear Channel Communications, Inc.,
7.65%, 9/15/10	5	5
6.25%, 3/15/11	1,220	1,174
4.40%, 5/15/11	170	161
5.00%, 3/15/12	1,345	1,147
CSC Holdings LLC,
8.50%, 4/15/14	225	235
8.63%, 2/15/19	1,425	1,498
DISH DBS Corp.,
7.00%, 10/1/13	300	309
6.63%, 10/1/14	400	400
7.13%, 2/1/16	1,750	1,754
7.88%, 9/1/19	1,800	1,872
Gannett Co., Inc.,
8.75%, 11/15/14 (2)	75	78
9.38%, 11/15/17 (2)	175	184
Insight Communications Co., Inc.,
9.38%, 7/15/18 (2)	450	450
Mediacom Broadband LLC/Mediacom Broadband Corp,
8.50%, 10/15/15	275	263
Mediacom LLC/Mediacom Capital Corp.,
9.13%, 8/15/19	300	290
Nielsen Finance LLC/Nielsen Finance Co.,
10.00%, 8/1/14	1,225	1,253
Radio One, Inc.,
6.38%, 2/15/13	1,000	840
Sinclair Broadcast Group, Inc.,
8.00%, 3/15/12	1,250	1,220
Sinclair Television Group, Inc.,
9.25%, 11/1/17(1) (2)	475	480

		19,369

Miscellaneous Manufacturing - 1.2%
FGI Holding Co. Inc.,
11.25%, 10/1/15 (2)	325	318
Freedom Group, Inc.,
10.25%, 8/1/15 (2)	765	796
Koppers, Inc.,
7.88%, 12/1/19	1,130	1,141
RBS Global, Inc./Rexnord LLC,
8.50%, 5/1/18 (2)	2,600	2,522
SPX Corp.,
7.63%, 12/15/14	1,000	1,028

		5,805

Office Furnishings - 0.1%
Interface, Inc.,
11.38%, 11/1/13	375	420

Office/Business Equipment - 0.5%
Xerox Capital Trust I,
8.00%, 2/1/27	2,415	2,428

Oil & Gas - 5.8%
Anadarko Petroleum Corp.,
8.70%, 3/15/19	350	330
6.45%, 9/15/36	375	298
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.,
12.13%, 8/1/17	425	470
Chesapeake Energy Corp.,
6.50%, 8/15/17	1,405	1,386
Comstock Resources, Inc.,
8.38%, 10/15/17	450	446
Denbury Resources, Inc.,
8.25%, 2/15/20	1,619	1,692
Forest Oil Corp.,
7.25%, 6/15/19	1,915	1,848
Hercules Offshore, Inc.,
10.50%, 10/15/17 (2)	1,364	1,211
Hilcorp Energy I L.P./Hilcorp Finance Co.,
7.75%, 11/1/15 (1) (2)	1,635	1,610
9.00%, 6/1/16 (2)	500	513
Mariner Energy, Inc.,
11.75%, 6/30/16	270	336
8.00%, 5/15/17	750	819
Newfield Exploration Co.,
6.88%, 2/1/20	1,475	1,431
NFR Energy LLC/NFR Energy Finance Corp.,
9.75%, 2/15/17 (1) (2)	1,050	1,013
9.75%, 2/15/17 (2)	175	169
Parker Drilling Co.,
9.13%, 4/1/18 (2)	1,440	1,368
Penn Virginia Corp.,
10.38%, 6/15/16	1,125	1,198

NORTHERN FUNDS QUARTERLY REPORT    43    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 75.2% continued
Oil & Gas - 5.8% continued
Petrohawk Energy Corp.,
7.88%, 6/1/15	$215	$216
Pioneer Drilling Co.,
9.88%, 3/15/18 (2)	480	470
Pioneer Natural Resources Co.,
6.65%, 3/15/17	1,050	1,055
6.88%, 5/1/18	1,430	1,436
7.20%, 1/15/28	1,005	960
Plains Exploration & Production Co.,
7.63%, 6/1/18	100	98
7.63%, 4/1/20	1,150	1,116
Quicksilver Resources, Inc.,
8.25%, 8/1/15	150	148
11.75%, 1/1/16	375	413
SandRidge Energy, Inc.,
8.63%, 4/1/15	1,950	1,894
8.00%, 6/1/18 (2)	2,065	1,957
8.75%, 1/15/20 (2)	300	285
Swift Energy Co.,
7.13%, 6/1/17	1,720	1,587

		27,773

Oil & Gas Services - 1.2%
Allis-Chalmers Energy, Inc.,
9.00%, 1/15/14	480	443
8.50%, 3/1/17	1,235	1,068
Basic Energy Services, Inc.,
7.13%, 4/15/16	325	270
Complete Production Services, Inc.,
8.00%, 12/15/16	2,065	2,018
Dresser-Rand Group, Inc.,
7.38%, 11/1/14	460	460
Hornbeck Offshore Services, Inc.,
6.13%, 12/1/14	75	67
8.00%, 9/1/17	1,075	957
Key Energy Services, Inc.,
8.38%, 12/1/14	295	293

		5,576

Packaging & Containers - 1.5%
BWAY Holding Co.,
10.00%, 6/15/18 (1) (2)	500	521
Crown Americas LLC/Crown Americas Capital Corp.,
7.75%, 11/15/15	1,075	1,115
Graphic Packaging International, Inc.,
9.50%, 6/15/17	2,150	2,247
Greif, Inc.,
6.75%, 2/1/17	175	172
7.75%, 8/1/19	925	953
Owens-Brockway Glass Container, Inc.,
6.75%, 12/1/14	200	204
Owens-Illinois, Inc.,
7.80%, 5/15/18	1,630	1,697

		6,909

Pharmaceuticals - 0.4%
Mylan, Inc.,
7.63%, 7/15/17 (2)	925	944
Quintiles Transnational Corp.,
9.50%, 12/30/14 (1) (2)	1,010	1,015

		1,959

Pipelines - 2.7%
Atlas Pipeline Partners L.P.,
8.13%, 12/15/15	175	161
8.75%, 6/15/18	825	767
Copano Energy LLC/Copano Energy Finance Corp.,
8.13%, 3/1/16	1,025	1,010
Crosstex Energy L.P./Crosstex Energy Finance Corp.,
8.88%, 2/15/18	1,400	1,398
El Paso Corp.,
8.25%, 2/15/16	360	377
7.00%, 6/15/17	250	249
7.25%, 6/1/18	825	827
6.95%, 6/1/28	1,600	1,432
7.80%, 8/1/31	900	889
7.75%, 1/15/32	600	593
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
6.88%, 11/1/14	325	313
6.88%, 11/1/14	275	264
8.50%, 7/15/16	215	217
8.75%, 4/15/18	225	227
Regency Energy Partners L.P./Regency Energy Finance Corp.,
9.38%, 6/1/16 (2)	1,225	1,298
Southern Star Central Corp.,
6.75%, 3/1/16	350	339

MULTI-MANAGER FUNDS     44    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 75.2% continued
Pipelines - 2.7% continued
6.75%, 3/1/16 (2)	$75	$73
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
8.25%, 7/1/16	545	535
11.25%, 7/15/17(2)	175	192
Williams (The) Cos., Inc.,
7.88%, 9/1/21	704	807
Williams Partners L.P./Williams Partners Finance Corp.,
7.25%, 2/1/17	915	1,039

		13,007

Real Estate - 0.7%
CB Richard Ellis Services, Inc.,
11.63%, 6/15/17	875	980
Colonial Realty L.P.,
6.25%, 6/15/14	250	252
6.05%, 9/1/16	2,200	2,125

		3,357

Real Estate Investment Trusts - 1.1%
Felcor Lodging L.P.,
10.00%, 10/1/14	695	726
Host Hotels & Resorts L.P.,
7.13%, 11/1/13	450	453
6.88%, 11/1/14	440	439
6.38%, 3/15/15	1,960	1,921
ProLogis,
5.63%, 11/15/15	1,535	1,472

		5,011

Retail - 4.8%
Claire’s Stores, Inc.,
9.63%, 6/1/15	1,029	879
Dillard’s, Inc.,
7.88%, 1/1/23	165	147
7.75%, 7/15/26	170	146
7.75%, 5/15/27	345	292
Inergy L.P./Inergy Finance Corp.,
8.75%, 3/1/15	600	611
8.25%, 3/1/16	200	202
J.C. Penney Corp., Inc.,
6.38%, 10/15/36	598	565
7.40%, 4/1/37	750	750
Limited Brands, Inc.,
7.00%, 5/1/20	800	806
7.60%, 7/15/37	1,775	1,624
Macy’s Retail Holdings, Inc.,
6.90%, 4/1/29	470	452
8.13%, 8/15/35	575	564
7.88%, 8/15/36	625	594
6.38%, 3/15/37	450	423
Michaels Stores, Inc.,
10.00%, 11/1/14	925	955
11.38%, 11/1/16	1,350	1,404
Neiman Marcus Group (The), Inc.,
9.00%, 10/15/15	441	442
10.38%, 10/15/15	1,150	1,170
New Albertsons, Inc.,
7.45%, 8/1/29	4,875	4,046
8.70%, 5/1/30	600	546
8.00%, 5/1/31	575	497
Phillips-Van Heusen Corp.,
7.38%, 5/15/20	650	656
7.75%, 11/15/23	290	317
QVC, Inc.,
7.13%, 4/15/17 (2)	275	270
7.50%, 10/1/19 (2)	800	786
Sbarro, Inc.,
10.38%, 2/1/15	350	277
Toys R Us Property Co. I LLC,
10.75%, 7/15/17 (2)	1,750	1,912
Toys R US, Inc.,
7.38%, 10/15/18	1,910	1,795

		23,128

Semiconductors - 0.3%
Advanced Micro Devices, Inc.,
8.13%, 12/15/17 (2)	250	249
Amkor Technology, Inc.,
7.38%, 5/1/18 (2)	1,000	970
Freescale Semiconductor, Inc.,
8.88%, 12/15/14	295	269

		1,488

Software - 0.9%
First Data Corp.,
9.88%, 9/24/15	3,205	2,436
JDA Software Group, Inc.,
8.00%, 12/15/14 (2)	700	703

NORTHERN FUNDS QUARTERLY REPORT    45    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 75.2% continued
Software - 0.9% continued
SSI Investments II/SSI Co.-Issuer LLC,
11.13%, 6/1/18 (1) (2)	$1,125	$1,142

		4,281

Storage/Warehousing - 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,
8.88%, 3/15/18 (2)	1,050	1,066

Telecommunications - 8.1%
Alcatel-Lucent USA, Inc.,
6.45%, 3/15/29	2,410	1,591
Cincinnati Bell, Inc.,
7.00%, 2/15/15	1,365	1,280
8.25%, 10/15/17	1,350	1,262
Crown Castle International Corp.,
9.00%, 1/15/15	1,925	2,036
7.13%, 11/1/19	1,300	1,271
Frontier Communications Corp.,
7.88%, 1/15/27	1,830	1,651
9.00%, 8/15/31	3,065	2,843
7.45%, 7/1/35	10	8
GCI, Inc.,
8.63%, 11/15/19 (2)	875	873
Hughes Network Systems LLC/HNS Finance Corp.,
9.50%, 4/15/14	850	861
9.50%, 4/15/14	225	228
Intelsat Corp.,
6.88%, 1/15/28	185	150
ITC Deltacom, Inc.,
10.50%, 4/1/16 (2)	1,325	1,272
Level 3 Financing, Inc.,
9.25%, 11/1/14	1,485	1,348
8.75%, 2/15/17	800	692
10.00%, 2/1/18 (2)	2,550	2,257
MetroPCS Wireless, Inc.,
9.25%, 11/1/14	1,150	1,184
Motorola, Inc.,
6.50%, 9/1/25	510	508
6.50%, 11/15/28	350	353
6.63%, 11/15/37	33	34
Nextel Communications, Inc.,
6.88%, 10/31/13	265	257
5.95%, 3/15/14	1,620	1,502
7.38%, 8/1/15	2,375	2,256
NII Capital Corp.,
8.88%, 12/15/19	265	268
Qwest Capital Funding, Inc.,
6.50%, 11/15/18	755	710
7.63%, 8/3/21 (2)	260	244
6.88%, 7/15/28	650	549
Qwest Communications International, Inc.,
7.50%, 2/15/14	175	175
7.13%, 4/1/18 (2)	350	349
Qwest Corp.,
8.38%, 5/1/16	525	573
7.20%, 11/10/26	925	865
6.88%, 9/15/33	620	569
7.13%, 11/15/43	1,950	1,682
SBA Telecommunications, Inc.,
8.00%, 8/15/16 (2)	650	673
8.25%, 8/15/19 (1) (2)	175	184
Sprint Capital Corp.,
6.88%, 11/15/28	2,610	2,166
8.75%, 3/15/32	1,725	1,647
Viasat, Inc.,
8.88%, 9/15/16	500	509
Windstream Corp.,
8.63%, 8/1/16	605	609
7.88%, 11/1/17	1,265	1,235

		38,724

Transportation - 0.2%
Bristow Group, Inc.,
6.13%, 6/15/13	475	468
7.50%, 9/15/17	400	382

		850

Trucking & Leasing - 0.1%
Maxim Crane Works L.P.,
12.25%, 4/15/15 (2)	325	318

Total Corporate Bonds (Cost $357,965)		359,306

FOREIGN ISSUER BONDS - 8.7%
Building Materials - 0.1%
Corp GEO S.A.B de C.V.,
9.25%, 6/30/20 (1) (2)	500	500

MULTI-MANAGER FUNDS     46    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Building Materials - 0.1% continued
Urbi Desarrollos Urbanos S.A.B de C.V.,
9.50%, 1/21/20 (1) (2)	$115	$119

		619

Chemicals - 0.2%
Nova Chemicals Corp.,
6.50%, 1/15/12	425	425
8.38%, 11/1/16	650	647

		1,072

Coal - 0.0%
Adaro Indonesia PT,
7.63%, 10/22/19 (1) (2)	100	101

Commercial Services - 0.3%
DP World Ltd.,
6.85%, 7/2/37 (1) (2)	2,000	1,591

Computers - 0.4%
Seagate Technology HDD Holdings,
6.80%, 10/1/16	1,875	1,819

Distribution/Wholesale - 0.2%
Marfrig Overseas Ltd.,
9.50%, 5/4/20 (1) (2)	900	882

Diversified Financial Services - 0.7%
Fibria Overseas Finance Ltd.,
7.50%, 5/4/20 (1) (2)	739	750
General Motors Acceptance Corp. of Canada Ltd.,
7.13%, 9/13/11	305	246
Petroplus Finance Ltd.,
7.00%, 5/1/17 (1) (2)	1,500	1,295
9.38%, 9/15/19 (2)	1,225	1,054

		3,345

Electric - 0.1%
Listrindo Capital B.V.,
9.25%, 1/29/15 (1) (2)	600	635

Engineering & Construction - 0.0%
Odebrecht Finance Ltd.,
7.00%, 4/21/20 (1) (2)	200	203

Entertainment - 0.1%
Great Canadian Gaming Corp.,
7.25%, 2/15/15 (2)	478	471

Food - 0.1%
Corp Pesquera Inca S.A.C,
9.00%, 2/10/17 (1) (2)	420	411

Internet - 0.2%
UPC Holding B.V.,
9.88%, 4/15/18 (2)	825	829

Iron/Steel - 0.3%
Algoma Acquisition Corp.,
9.88%, 6/15/15 (1) (2)	1,505	1,279

Leisure Time - 0.2%
Royal Caribbean Cruises Ltd.,
7.50%, 10/15/27	945	822

Media - 0.5%

Unitymedia Hessen GmbH & Co. K.G./Unitymedia NRW GmbH,
8.13%, 12/1/17 (2)	300	294
Videotron Ltee,
6.88%, 1/15/14	775	779
9.13%, 4/15/18	1,250	1,356

		2,429

Miscellaneous Manufacturing - 0.4%
Bombardier, Inc.,
7.45%, 5/1/34 (1) (2)	2,000	1,860

Multi-National - 0.3%
European Investment Bank,
0.00%, 4/24/13 (2)	4,605,000	424
International Bank for Reconstruction & Development,
2.30%, 2/26/13	1,000,000	832

		1,256

Oil & Gas - 0.5%
BP Capital Markets PLC,
4.75%, 3/10/19	65	54
Connacher Oil and Gas Ltd.,
10.25%, 12/15/15 (1) (2)	1,260	1,244
Gibson Energy ULC/GEP Midstream Finance Corp.,
10.00%, 1/15/18	1,150	1,093

		2,391

Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp,
8.75%, 10/15/16 (2)	900	874

NORTHERN FUNDS QUARTERLY REPORT    47    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Sovereign - 1.4%
Brazilian Government International Bond,
10.25%, 1/10/28	$6,000	$3,383
Hellenic Republic Government Bond,
2.30%, 7/25/30	70	39
Indonesia Treasury Bond,
10.50%, 8/15/30	7,049,000	826
Korea Treasury Bond,
5.00%, 9/10/14	972,050	813
Mexican Bonos,
8.00%, 12/7/23	16,500	1,361

		6,422

Telecommunications - 1.9%
America Movil S.A.B. de C.V.,
8.46%, 12/18/36	3,400	254
Axtel S.A.B. de C.V.,
9.00%, 9/22/19 (1) (2)	470	419
Bakrie Telecom Pte Ltd.,
11.50%, 5/7/15 (1) (2)	1,100	1,067
Intelsat Jackson Holdings S.A.,
11.25%, 6/15/16	1,350	1,438
8.50%, 11/1/19 (2)	200	202
Intelsat Luxembourg S.A.,
11.25%, 2/4/17	325	329
Intelsat S.A.,
6.50%, 11/1/13	1,165	1,098
Virgin Media Finance PLC,
9.13%, 8/15/16	1,400	1,449
9.50%, 8/15/16	750	792
8.38%, 10/15/19	900	911
Wind Acquisition Finance S.A.,
11.75%, 7/15/17 (2)	650	666
Wind Acquisition Holdings Finance S.A,
12.25%, 7/15/17 (2)	675	614

		9,239

Transportation - 0.6%
General Maritime Corp.,
12.00%, 11/15/17 (2)	1,100	1,122
Navios Maritime Holdings, Inc.,
9.50%, 12/15/14	400	384
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.,
8.88%, 11/1/17 (2)	600	605
Teekay Corp.,
8.50%, 1/15/20	925	920

		3,031

Total Foreign Issuer Bonds (Cost $41,448)		41,581

TERM LOANS - 0.8%
Auto Manufacturers - 0.2%
Ford Motor Co.,
3.54%, 12/15/13	988	933

Diversified Financial Services - 0.1%
AGFS Funding Co.,
7.25%, 4/21/15	550	534

Electric - 0.3%
Texas Competitive Electric Holdings Co. LLC,
4.04%, 10/10/14	1,910	1,408

Lodging - 0.2%
Harrah’s Operating Co. Inc.,
3.34%, 1/28/15	1,250	1,037

Total Term Loans (Cost $4,035)		3,912

U.S. GOVERNMENT OBLIGATIONS - 2.2%
U.S. Treasury Notes - 2.2%
1.00%, 4/30/12	930	937
2.50%, 4/30/15	9,245	9,574

Total U.S. Government Obligations (Cost $10,269)		10,511

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.0%
Home Builders - 0.0%
Hovnanian Enterprises, Inc.*	10,100	$72

Total Preferred Stocks (Cost $103)		72

CONVERTIBLE PREFERRED STOCKS - 0.2%
Auto Manufacturers - 0.1%
Ford Motor Co. Capital Trust II, 6.50%*	10,705	472

MULTI-MANAGER FUNDS     48    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS - 0.2% continued
Housewares - 0.1%
Newell Financial Trust I, 5.25%*	14,600	$511

Pipelines - 0.0%
El Paso Energy Capital Trust I, 4.75%*	3,875	141

Total Convertible Preferred Stocks (Cost $1,153)		1,124

INVESTMENT COMPANIES - 4.4%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	21,051,851	$21,052

Total Investment Companies (Cost $21,052)		21,052

Total Investments - 98.1% (Cost $467,506)		468,823

Other Assets less Liabilities - 1.9%		8,995

NET ASSETS - 100.0%		$477,818

(1)	Restricted security that has been deemed illiquid. At June 30, 2010, the value of these restricted illiquid securities amounted to approximately $30,775,000 or 6.44% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Adaro Indonesia PT,
7.63%, 10/22/19	10/15/09	$99

Algoma Acquisition Corp.,
9.88%, 6/15/15	12/7/09 - 5/26/10	1,346

Ally Financial, Inc.,
8.30%, 2/12/15	2/9/10	1,711

American Residential Services LLC,
12.00%, 4/15/15	4/9/10	1,219

Axtel S.A.B. de C.V.,
9.00%, 9/22/19	9/25/09 - 5/25/10	450

Bakrie Telecom Pte Ltd.,
11.50%, 5/7/15	4/30/10 - 5/25/10	1,085

Bombardier, Inc.,
7.45%, 5/1/34	9/24/09 - 10/8/09	1,755

BWAY Holding Co.,
10.00%, 6/15/18	6/8/10 - 6/29/10	509

Calpine Corp.,
7.25%, 10/15/17	12/7/09	285

Case New Holland, Inc.,
7.88%, 12/1/17	6/22/10	1,316

Cequel Communications Holdings I LLC and Cequel Capital Corp.,
8.63%, 11/15/17	5/5/10	1,294

Connacher Oil and Gas Ltd.,
10.25%, 12/15/15	9/24/09 - 2/24/10	1,100

Corp GEO S.A.B de C.V.,
9.25%, 6/30/20	6/25/10	492

Corp Pesquera Inca S.A.C,
9.00%, 2/10/17	2/2/10	417

DP World Ltd.,
6.85%, 7/2/37	11/25/09 - 6/24/10	1,553

Fibria Overseas Finance Ltd.,
7.50%, 5/4/20	4/29/10 - 5/23/10	694

Hilcorp Energy I L.P./Hilcorp Finance Co.,
7.75%, 11/1/15	9/24/09 -12/31/09	1,563

JohnsonDiversey, Inc.,
8.25%, 11/15/19	11/19/09	307

Lennar Corp.,
5.50%, 9/1/14	12/7/09	1,018

Listrindo Capital B.V.,
9.25%, 1/29/15	1/22/10	595

Marfrig Overseas Ltd.,
9.50%, 5/4/20	4/29/10	886

MGM Resorts International,
9.00%, 3/15/20	3/9/10	235

Michael Foods, Inc.,
9.75%, 7/15/18	6/22/10	511

NFR Energy LLC/NFR Energy Finance Corp.,
9.75%, 2/15/17	2/9/10	1,037

Odebrecht Finance Ltd.,
7.00%, 4/21/20	10/14/09	196

Owens-Brockway Glass Container, Inc.,
3.00%, 6/1/15	5/4/10 - 6/29/10	613

Petroplus Finance Ltd.,
7.00%, 5/1/17	9/25/09 - 2/9/10	1,345

Quintiles Transnational Corp.,
9.50%, 12/30/14	12/4/09	990

Reichhold Industries, Inc.,
9.00%, 8/15/14	3/16/10 - 4/1/10	850

SBA Telecommunications, Inc.,
8.25%, 8/15/19	1/19/10	186

Sinclair Television Group, Inc.,
9.25%, 11/1/17	5/18/10	494

SSI Investments II/SSI Co.-Issuer LLC,
11.13%, 6/1/18	5/21/10	1,118

NORTHERN FUNDS QUARTERLY REPORT    49    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Trans Union LLC/TransUnion Financing Corp.,
11.38%, 6/15/18	6/10/10 - 6/11/10	$552

Triumph Group, Inc.,
8.63%, 7/15/18	6/8/10 - 6/15/10	1,044

TRW Automotive, Inc.,
7.00%, 3/15/14	12/15/09	539

Urbi Desarrollos Urbanos S.A.B de C.V.,
9.50%, 1/21/20	1/13/10	113

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, N.A. is an investment adviser of the Fund and an investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2010, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $34,294,000 with net sales of approximately $13,242,000 during the period ended June 30, 2010.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2010, the Multi-Manager High Yield Opportunity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	98.9%
All other currencies less than 5%	1.1

Total	100.0%

Federal Tax Information:

At June 30, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$467,506

Gross tax appreciation of investments	$8,535
Gross tax depreciation of investments	(7,218)

Net tax appreciation of investments	$1,317

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, accumulated by the Fund’s primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager High Yield Opportunity Fund’s investments, which are carried at fair value, as of June 30, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$4,532	(1)	$—	$4,532
Convertible Bonds	—	26,733	(1)	—	26,733
Corporate Bonds
Advertising	—	2,449		—	2,449
Aerospace/Defense	—	2,908		—	2,908
Airlines	—	2,394		—	2,394
Apparel	—	2,961		—	2,961
Auto Manufacturers	—	4,333			4,333
Auto Parts & Equipment	—	2,707		—	2,707
Banks	—	10,739		—	10,739
Beverages	—	4,434		—	4,434
Building Materials	—	5,439		—	5,439
Chemicals	—	6,229		—	6,229
Coal	—	6,135		—	6,135
Commercial Services	—	19,216		570	19,786
Cosmetics/Personal Care	—	1,092		—	1,092
Distribution/Wholesale	—	1,626		—	1,626
Diversified Financial Services	—	16,316		—	16,316
Electric	—	19,589		—	19,589
Electronics	—	195		—	195
Engineering & Construction	—	—		1,225	1,225
Entertainment	—	8,872		—	8,872
Environmental Control	—	1,310		—	1,310
Food	—	8,148		—	8,148
Forest Products & Paper	—	3,464		—	3,464
Gas	—	1,132		—	1,132
Healthcare - Products	—	2,346		—	2,346
Healthcare - Services	—	28,498		—	28,498
Holding Companies - Diversified	—	3,405		—	3,405
Home Builders	—	5,357		—	5,357
Home Furnishings	—	981		—	981
Household Products/ Wares	—	5,082		—	5,082
Housewares	—	1,216		—	1,216
Internet	—	1,634		—	1,634
Investment Companies	—	563		—	563
Iron/Steel	—	3,147		—	3,147
Lodging	—	9,130		—	9,130
Machinery - Construction & Mining	—	610		—	610
Machinery - Diversified	—	2,385		—	2,385
Media	—	19,369		—	19,369
Miscellaneous Manufacturing	—	5,805		—	5,805
Office Furnishings	—	420		—	420
Office/Business Equipment	—	2,428		—	2,428
Oil & Gas	—	27,773		—	27,773
Oil & Gas Services	—	5,576		—	5,576

MULTI-MANAGER FUNDS     50    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2010 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Packaging & Containers	$—		$6,909		$—	$6,909
Pharmaceuticals	—		1,959		—	1,959
Pipelines	—		13,007		—	13,007
Real Estate	—		3,357		—	3,357
Real Estate Investment Trusts	—		5,011		—	5,011
Retail	—		23,128		—	23,128
Semiconductors	—		1,488		—	1,488
Software	—		4,281		—	4,281
Storage/Warehousing			1,066		—	1,066
Telecommunications	—		38,724		—	38,724
Transportation	—		850		—	850
Trucking & Leasing			318		—	318
Foreign Issuer Bonds
Building Materials	—		619		—	619
Chemicals	—		1,072		—	1,072
Coal	—		101		—	101
Commercial Services	—		1,591		—	1,591
Computers	—		1819		—	1,819
Distribution/Wholesale	—		882		—	882
Diversified Financial Services	—		3,345		—	3,345
Electric	—		635		—	635
Engineering & Construction	—		203		—	203
Entertainment	—		471		—	471
Food	—		411		—	411
Internet	—		829		—	829
Iron/Steel	—		1,279		—	1,279
Leisure Time	—		822		—	822
Media	—		2,429		—	2,429
Miscellaneous Manufacturing	—		1,860		—	1,860
Multi-National	—		—		1,256	1,256
Oil & Gas	—		2,391		—	2,391
Pharmaceuticals	—		874		—	874
Sovereign	—		2,226		4,196	6,422
Telecommunications	—		9,239		—	9,239
Transportation	—		3,031		—	3,031
Term Loans	—		3,912	(1)	—	3,912
U.S. Government Obligations	—		10,511		—	10,511
Preferred Stocks	72		—		—	72
Convertible Preferred Stocks	1,124	(1)	—		—	1,124
Investment Companies	21,052		—		—	21,052

Total Investments	$22,248		$439,328		$7,247	$468,823

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    51    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	JUNE 30, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)*	BALANCE AS OF 06/30/10 (000S)
Corporate Bonds
Building Materials	$424	$—	$18	$—	$(442)	$—
Coal	488	—	7	—	(495)	—
Commercial Services	413	9	1	420	(273)	570
Engineering & Construction	—	—	6	1,219	—	1,225
Forest Products & Paper	1,150	—	(5)	52	(1,197)	—
Oil & Gas	4,820	12	(136)	(123)	(4,573)	—
Foreign Issuer Bonds
Coal	104	—	(3)	—	(101)	—
Commercial Services	1,632	—	(121)	80	(1,591)	—
Diversified Financial Services	263	—	(17)	—	(246)	—
Multi-National	1,293	—	(37)	—	—	1,256
Sovereign	4,060	—	4	1,494	(1,362)	4,196
Term Loans
Auto Manufacturers	957	—	(20)	(4)	(933)	—
Lodging	1,077	—	(40)	—	(1,037)	—

Total	$16,681	$21	$(343)	$3,138	$(12,250)	$7,247

*	The fair value of Net Transfers In and/or Out of Level 3 were measured using the fair value as of the beginning of the year for transfers in and the fair value as of the end of the year for transfers out.

The amount of change in total unrealized gain on investments in Level 3 securities still held at June 30, 2010 was approximately $143,000.

MULTI-MANAGER FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 26, 2010

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 26, 2010